UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-02687

Name of Registrant: Vanguard Municipal Bond Funds

Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Date of fiscal year end: October 31

Date of reporting period: July 31, 2014

Item 1: Schedule of Investments

Vanguard Limited-Term Tax-Exempt Fund

Schedule of Investments
As of July 31, 2014

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (99.2%)
Alabama (0.2%)
Auburn University Alabama General Fee
Revenue	5.000%	6/1/19	2,000	2,338
Jefferson County AL Sewer Revenue	5.000%	10/1/16	1,000	1,076
Jefferson County AL Sewer Revenue	5.000%	10/1/17	1,620	1,777
Jefferson County AL Sewer Revenue	5.000%	10/1/18	1,500	1,671
Jefferson County AL Sewer Revenue	5.000%	10/1/21	1,300	1,453
Mobile AL Infirmary Health System Special Care
Facilities Financing Authority Revenue
(Infirmary Health System Inc.)	5.000%	2/1/15	1,615	1,645
Mobile AL Infirmary Health System Special Care
Facilities Financing Authority Revenue
(Infirmary Health System Inc.)	5.000%	2/1/16	3,540	3,727
Mobile AL Infirmary Health System Special Care
Facilities Financing Authority Revenue
(Infirmary Health System Inc.)	5.000%	2/1/17	2,475	2,675
University of Alabama at Birmingham Hospital
Revenue	5.000%	9/1/15	1,005	1,056
University of Alabama at Birmingham Revenue	5.000%	10/1/16	3,390	3,727
University of Alabama at Birmingham Revenue	5.000%	10/1/17	1,630	1,851
University of Alabama at Birmingham Revenue	5.000%	10/1/17	3,565	4,049
University of Alabama General Revenue	5.000%	7/1/18	4,680	5,407
University of Alabama General Revenue	5.000%	7/1/19	5,345	6,273
				38,725
Alaska (0.1%)
Valdez AK Marine Terminal Revenue (BP
Pipelines)	5.000%	1/1/16	2,000	2,132
Valdez AK Marine Terminal Revenue (BP
Pipelines)	5.000%	1/1/16	10,000	10,661
				12,793
Arizona (1.2%)
Arizona Board Regents Arizona State University
System Revenue	5.000%	8/1/19	2,140	2,508
Arizona Board Regents Arizona State University
System Revenue	5.000%	8/1/20	1,700	2,015
Arizona COP	5.000%	9/1/14 (4)	4,800	4,819
Arizona COP	5.000%	9/1/15 (4)	4,000	4,208
Arizona COP	5.000%	10/1/17	1,000	1,123
Arizona COP	5.000%	10/1/18	900	1,029
Arizona Health Facilities Authority Hospital
System Revenue (Phoenix Children's
Hospital)	5.000%	2/1/18	1,000	1,124
Arizona Health Facilities Authority Hospital
System Revenue (Phoenix Children's
Hospital)	5.000%	2/1/19	2,500	2,844
Arizona Health Facilities Authority Hospital
System Revenue (Phoenix Children's
Hospital)	5.000%	2/1/20	3,800	4,371
Arizona Health Facilities Authority Revenue
(Banner Health) VRDO	0.060%	8/7/14 LOC	8,135	8,135
1 Arizona Health Facilities Authority Revenue
(Phoenix Children's Hospital) PUT	1.910%	2/5/20	20,000	19,904

1 Arizona Health Facilities Authority Revenue
(Phoenix Children's Hospital) PUT	1.910%	2/5/20	5,000	4,976
Arizona School Facilities Board COP	5.000%	9/1/14	16,000	16,065
Arizona School Facilities Board COP	5.000%	9/1/15	9,000	9,465
Arizona School Facilities Board COP	5.000%	9/1/15 (Prere.)	15,000	15,774
Arizona School Facilities Board COP	5.000%	9/1/18	1,500	1,722
Arizona Transportation Board Excise Tax
Revenue (Maricopa County Regional Area)	5.000%	7/1/15	5,300	5,536
Arizona Transportation Board Excise Tax
Revenue (Maricopa County Regional Area)	5.000%	7/1/15	5,025	5,249
Arizona Transportation Board Excise Tax
Revenue (Maricopa County Regional Area)	5.000%	7/1/15	5,000	5,222
Arizona Transportation Board Highway Revenue	5.000%	7/1/16	7,465	8,133
Arizona Transportation Board Highway Revenue	5.000%	7/1/20	3,360	3,992
Arizona Water Infrastructure Finance Authority
Revenue	5.000%	10/1/19	2,000	2,361
Glendale AZ Industrial Development Authority
Revenue (Midwestern University)	5.000%	5/15/15	1,500	1,548
Glendale AZ Industrial Development Authority
Revenue (Midwestern University)	5.000%	5/15/16	1,665	1,776
Glendale AZ Industrial Development Authority
Revenue (Midwestern University)	5.000%	5/15/17	3,115	3,409
Maricopa County AZ Regional Public
Transportation Authority Excise Tax Revenue	5.000%	7/1/16	2,630	2,866
Maricopa County AZ Unified School District No.
4 (Mesa) GO	4.000%	7/1/18	3,220	3,597
Maricopa County AZ Unified School District No.
4 (Mesa) GO	4.000%	7/1/19	3,750	4,223
Phoenix AZ Civic Improvement Corp. Airport
Revenue	5.000%	7/1/15	6,000	6,267
Phoenix AZ Civic Improvement Corp. Airport
Revenue	5.000%	7/1/16	3,055	3,322
Phoenix AZ Civic Improvement Corp. Excise
Tax Revenue	5.000%	7/1/17	3,310	3,729
Pima County AZ Regional Transportation
Authority Excise Tax Revenue	5.000%	6/1/19	3,155	3,696
Pima County AZ Regional Transportation
Authority Excise Tax Revenue	5.000%	6/1/20	2,840	3,370
Pima County AZ Regional Transportation
Authority Excise Tax Revenue	5.000%	6/1/21	3,000	3,596
Pima County AZ Sewer Revenue	5.000%	7/1/19	1,000	1,172
Regional Public Transportation Authority Arizona
Excise Tax Revenue (Maricopa County Public
Transportation)	5.250%	7/1/20	4,850	5,846
Salt River Project Arizona Agricultural
Improvement & Power District Revenue	4.000%	12/1/17	1,000	1,110
Salt River Project Arizona Agricultural
Improvement & Power District Revenue	5.000%	12/1/18	4,520	5,281
2 Salt River Project Arizona Agricultural
Improvement & Power District Revenue TOB
VRDO	0.070%	8/7/14	9,745	9,745
Salt Verde AZ Financial Corp. Gas Revenue	5.000%	12/1/18	165	184
Salt Verde AZ Financial Corp. Gas Revenue	5.250%	12/1/19	1,565	1,783
Scottsdale AZ GO	5.000%	7/1/17	2,700	3,046
Scottsdale AZ GO	5.000%	7/1/19	1,860	2,193
Scottsdale AZ GO	4.000%	7/1/20	11,150	12,706

University Medical Center Corp. Arizona
Hospital Revenue	5.000%	7/1/21	2,740	3,043
Yavapai County AZ Industrial Development
Authority Hospital Facility Revenue (Northern
Arizona Healthcare System)	5.000%	10/1/17	1,445	1,631
Yavapai County AZ Industrial Development
Authority Hospital Facility Revenue (Northern
Arizona Healthcare System)	5.000%	10/1/18	2,185	2,510
Yuma AZ Industrial Development Authority
Hospital Revenue (Yuma Regional Medical
Center)	5.000%	8/1/20	1,000	1,148
Yuma AZ Industrial Development Authority
Hospital Revenue (Yuma Regional Medical
Center)	5.000%	8/1/21	750	861
Yuma AZ Industrial Development Authority
Hospital Revenue (Yuma Regional Medical
Center)	5.000%	8/1/22	1,000	1,147
Yuma AZ Industrial Development Authority
Hospital Revenue (Yuma Regional Medical
Center)	5.000%	8/1/23	1,000	1,144
				226,524
Arkansas (0.1%)
Independence County AR Pollution Control
Revenue (Entergy Arkansas, Inc. Project)	2.375%	1/1/21	15,000	15,151
Jefferson County AR Pollution Control Revenue
(Entergy Arkansas, Inc. Project)	1.550%	10/1/17	10,000	10,156
				25,307
California (12.7%)
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Jackson Laboratory)	5.000%	7/1/18	1,000	1,139
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Jackson Laboratory)	5.000%	7/1/19	750	866
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Sharp Healthcare)	5.000%	8/1/19	1,000	1,166
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Sharp Healthcare)	4.000%	8/1/20	500	556
Alameda CA Corridor Transportation Authority
Revenue	0.000%	10/1/16 (2)	10,000	9,708
Alameda CA Corridor Transportation Authority
Revenue	5.000%	10/1/19	1,000	1,176
Alameda CA Corridor Transportation Authority
Revenue	0.000%	10/1/20 (2)	5,600	4,775
Alameda CA Corridor Transportation Authority
Revenue	5.000%	10/1/20	1,730	2,054
Bay Area CA Infrastructure Financing Authority
Revenue	5.000%	8/1/14 (Prere.)	16,140	16,140
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	0.957%	8/1/17	25,000	25,272
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	1.450%	8/1/17	7,000	7,097
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	1.450%	8/1/17	17,000	17,236
1 Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	0.760%	10/1/19	9,825	9,783
1 Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	0.960%	5/1/23	4,000	3,953

1 Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	0.960%	5/1/23	23,500	23,189
2 Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) TOB
VRDO	0.070%	8/7/14	9,270	9,270
2 Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) TOB
VRDO	0.080%	8/7/14	4,910	4,910
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) VRDO	0.050%	8/7/14 LOC	22,200	22,200
3 Bay Area Toll Authority California Toll Bridge
Revenue PUT	1.500%	4/2/18	13,500	13,623
3 Bay Area Toll Authority California Toll Bridge
Revenue PUT	1.875%	4/1/19	15,200	15,377
Brea CA Redevelopment Agency Successor
Agency Tax Allocation Revenue
(Redevelopment Project AB)	5.000%	8/1/18	1,200	1,390
Brea CA Redevelopment Agency Successor
Agency Tax Allocation Revenue
(Redevelopment Project AB)	5.000%	8/1/19	2,000	2,352
Brea CA Redevelopment Agency Successor
Agency Tax Allocation Revenue
(Redevelopment Project AB)	5.000%	8/1/20	2,200	2,610
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/15	40,000	41,461
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/15	21,250	22,026
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/16	12,055	13,047
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/17	22,000	24,722
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/19	10,000	11,783
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/17	2,500	2,866
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/18	1,365	1,603
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/19	4,000	4,770
California Economic Recovery GO	5.000%	7/1/16	1,500	1,635
California Economic Recovery GO	5.000%	7/1/17	15,090	17,040
California Economic Recovery GO	5.000%	7/1/18	41,600	48,288
California GO	5.000%	8/1/14	1,970	1,970
California GO	5.000%	9/1/14 (Prere.)	6,510	6,536
California GO	5.000%	4/1/15	21,300	21,993
California GO	5.000%	6/1/15	3,250	3,303
California GO	5.000%	6/1/15 (14)	5,100	5,307
California GO	5.000%	3/1/16	3,210	3,450
California GO	5.000%	3/1/16 (14)	1,120	1,204
California GO	5.000%	3/1/16	4,460	4,793
California GO	5.000%	4/1/16	6,670	7,193
California GO	5.000%	5/1/16	2,150	2,229
California GO	5.000%	8/1/16	2,825	3,087
California GO	5.000%	10/1/16	28,605	31,460

California GO	5.000%	10/1/16	1,225	1,347
California GO	5.000%	11/1/16 (2)	5,375	5,930
California GO	5.000%	12/1/16	2,500	2,767
California GO	6.000%	2/1/17 (2)	3,500	3,983
California GO	5.000%	3/1/17 (14)	1,300	1,389
California GO	5.000%	3/1/17	3,755	4,188
1 California GO	0.810%	5/1/17	3,700	3,726
California GO	5.000%	9/1/17	4,250	4,818
California GO	5.000%	9/1/17	2,805	3,180
California GO	5.000%	10/1/17	20,000	22,736
California GO	5.000%	10/1/17	4,005	4,553
California GO	5.000%	9/1/18	32,260	37,503
California GO	5.000%	9/1/18	8,050	9,358
California GO	5.000%	10/1/18	34,000	39,611
California GO	5.000%	2/1/19	11,000	12,848
California GO	5.000%	4/1/19	21,425	25,120
California GO	5.000%	9/1/19	19,000	22,474
California GO	5.000%	9/1/19	17,825	21,084
California GO	5.000%	12/1/19	35,000	41,604
California GO	5.000%	2/1/20	44,500	52,919
California GO	5.000%	11/1/20	21,520	25,961
California GO	5.000%	12/1/20	25,475	30,778
California GO	5.000%	2/1/21	10,000	11,982
1 California GO PUT	0.610%	12/1/16	7,500	7,502
1 California GO PUT	0.809%	12/1/17	14,250	14,368
1 California GO PUT	0.939%	12/3/18	6,500	6,564
California GO VRDO	0.060%	8/7/14 LOC	37,400	37,400
California Health Facilities Financing Authority
Revenue (Catholic Healthcare West)	5.000%	3/1/19	5,125	5,848
California Health Facilities Financing Authority
Revenue (Cedars-Sinai Medical Center)	5.000%	8/15/17	3,000	3,390
California Health Facilities Financing Authority
Revenue (Cedars-Sinai Medical Center)	5.000%	8/15/18	3,000	3,469
1 California Health Facilities Financing Authority
Revenue (Children's Hospital of Los Angeles)
PUT	1.860%	7/1/17	8,825	8,911
California Health Facilities Financing Authority
Revenue (City of Hope Medical Center)	4.000%	11/15/18	1,000	1,111
California Health Facilities Financing Authority
Revenue (Lucile Salter Packard Children's
Hospital at Stanford) PUT	1.450%	3/15/17	5,000	5,093
California Health Facilities Financing Authority
Revenue (Providence Health & Services)	5.000%	10/1/21	750	894
California Health Facilities Financing Authority
Revenue (Providence Health & Services)	5.000%	10/1/22	2,205	2,642
California Health Facilities Financing Authority
Revenue (St. Joseph Health System) PUT	5.000%	10/16/14	20,000	20,202
California Health Facilities Financing Authority
Revenue (St. Joseph Health System) PUT	5.000%	10/18/16	20,000	21,937
California Health Facilities Financing Authority
Revenue (St. Joseph Health System) PUT	5.000%	10/15/19	23,500	27,643
California Health Facilities Financing Authority
Revenue (St. Joseph Health System) PUT	5.000%	10/15/20	10,000	11,774
California Health Facilities Financing Authority
Revenue (St. Joseph Health System) VRDO	0.040%	8/7/14 LOC	23,160	23,160
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	8/15/14	5,000	5,010

California Health Facilities Financing Authority
Revenue (Sutter Health)	4.000%	8/15/17	5,000	5,507
2 California Health Facilities Financing Authority
Revenue (Sutter Health) TOB VRDO	0.070%	8/7/14	24,170	24,170
2 California Health Facilities Financing Authority
Revenue (Sutter Health) TOB VRDO	0.070%	8/7/14	850	850
2 California Infrastructure & Economic
Development Bank Revenue (Bay Area Toll
Bridges Seismic Retrofit) TOB VRDO	0.080%	8/1/14 (ETM)	9,780	9,780
1 California Infrastructure & Economic
Development Bank Revenue (Index-Museum
Art Project) PUT	1.859%	8/1/18	29,000	29,031
1 California Infrastructure & Economic
Development Bank Revenue (J. Paul Getty
Trust) PUT	0.340%	4/1/16	22,200	22,200
1 California Infrastructure & Economic
Development Bank Revenue (J. Paul Getty
Trust) PUT	0.340%	4/1/16	5,800	5,800
1 California Infrastructure & Economic
Development Bank Revenue (J. Paul Getty
Trust) PUT	0.340%	4/3/17	8,500	8,496
1 California Infrastructure & Economic
Development Bank Revenue (J. Paul Getty
Trust) PUT	0.340%	4/3/17	32,200	32,186
California Infrastructure & Economic
Development Bank Revenue (Pacific Gas &
Electric Co.) VRDO	0.050%	8/1/14 LOC	1,000	1,000
California Municipal Finance Authority
(Community Hospitals of Central California
Obligated Group) COP	5.000%	2/1/16	2,450	2,587
California Municipal Finance Authority
(Community Hospitals of Central California
Obligated Group) COP	5.000%	2/1/17	1,145	1,247
1 California Municipal Finance Authority Revenue
(NorthBay Healthcare Group) PUT	2.160%	11/1/16	5,000	5,013
California Municipal Finance Authority Solid
Waste Disposal Revenue (Waste
Management Inc. Project)PUT	2.000%	9/2/14	12,600	12,619
California Municipal Finance Authority Solid
Waste Revenue (Republic Services Inc.
Project) PUT	0.300%	10/1/14	10,975	10,975
California Pollution Control Financing Authority
Environmental Improvement Revenue (BP
West Coast Products LLC Project) PUT	2.600%	9/2/14	4,000	4,007
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	6/1/17	5,000	5,615
California Public Works Board Lease Revenue
(Department of Corrections)	4.000%	9/1/17	4,500	4,959
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	10/1/17	5,820	6,606
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	6/1/18	2,500	2,878
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	6/1/18	10,650	12,259
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	9/1/18	5,790	6,702

California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	10/1/18	1,845	2,140
California Public Works Board Lease Revenue
(Department of Corrections)	5.250%	11/1/18 (14)	1,180	1,383
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	6/1/19	16,620	19,455
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	10/1/20	1,690	2,021
California Public Works Board Lease Revenue
(Department of State Hospitals)	5.000%	6/1/19	5,600	6,555
California Public Works Board Lease Revenue
(Department of State Hospitals)	5.000%	6/1/20	5,200	6,186
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	12/1/17	5,200	5,933
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	12/1/18	4,000	4,655
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	3/1/20	1,175	1,392
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	10/1/20	1,240	1,483
California Public Works Board Lease Revenue
(Regents of The University of California)	5.000%	6/1/15 (ETM)	10,000	10,404
California Public Works Board Lease Revenue
(Regents of The University of California)	5.000%	10/1/18 (ETM)	2,665	3,117
California Public Works Board Lease Revenue
(Regents of The University of California)	5.000%	10/1/19 (ETM)	2,960	3,521
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	11/1/15	5,295	5,611
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	4/1/17	2,385	2,664
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	10/1/17	3,000	3,405
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	11/1/17	1,000	1,138
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	4/1/18	1,000	1,147
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	10/1/18	3,500	4,059
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	11/1/18	2,500	2,904
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	11/1/18	1,200	1,394
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	11/1/19	2,000	2,360
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	11/1/19	2,750	3,245
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	4/1/20	3,050	3,619
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	11/1/20	2,000	2,394
California State University Revenue Systemwide	5.000%	11/1/17	5,505	6,285
California State University Revenue Systemwide	5.000%	11/1/18	4,000	4,680
2 California State University Revenue Systemwide
TOB VRDO	0.070%	8/7/14	9,240	9,240
California Statewide Communities Development
Authority Pollution Control Revenue (Southern
California Edison Co.) PUT	1.375%	4/2/18	45,200	45,377

2 California Statewide Communities Development
Authority Revenue (Huntington Memorial
Hospital) TOB VRDO	0.290%	8/7/14 LOC	24,995	24,995
2 California Statewide Communities Development
Authority Revenue (St. Joseph's Health
System) TOB VRDO	0.230%	8/7/14 (4)	39,400	39,400
California Statewide Communities Development
Authority Senior Living Revenue (Southern
California Presbyterian Homes)	5.250%	11/15/14	260	262
Central Valley CA Financing Authority
Cogeneration Project Revenue (Carson Ice-
Gen Project)	5.000%	7/1/15	750	782
Central Valley CA Financing Authority
Cogeneration Project Revenue (Carson Ice-
Gen Project)	5.000%	7/1/16	805	875
Chula Vista CA Industrial Development Revenue
(San Diego Gas & Electric Co.)	1.650%	7/1/18	9,000	9,053
Chula Vista CA Municipal Financing Authority
Special Tax Revenue	5.000%	9/1/17	585	648
Chula Vista CA Municipal Financing Authority
Special Tax Revenue	5.000%	9/1/18	2,380	2,685
Chula Vista CA Municipal Financing Authority
Special Tax Revenue	5.000%	9/1/19	2,695	3,074
Contra Costa CA Municipal Water District
Revenue	5.000%	10/1/18	2,000	2,339
Contra Costa CA Municipal Water District
Revenue	5.000%	10/1/19	2,100	2,494
Contra Costa CA Municipal Water District
Revenue	5.000%	10/1/20	1,500	1,805
Contra Costa CA Municipal Water District
Revenue	5.000%	10/1/21	2,000	2,431
1 Contra Costa CA Transportation Authority Sales
Tax Revenue PUT	0.472%	12/15/15	23,750	23,776
1 East Bay CA Municipal Utility District Waste
Water System Revenue PUT	0.260%	12/1/15	21,935	21,943
1 East Bay CA Municipal Utility District Waste
Water System Revenue PUT	0.260%	12/1/15	14,540	14,546
East Bay CA Municipal Utility District Water
System Revenue	5.000%	6/1/17	2,450	2,765
East Bay CA Municipal Utility District Water
System Revenue	5.000%	6/1/19	2,000	2,363
Foothill/Eastern Transportation Corridor Agency
California Toll Road Revenue	0.000%	1/1/15 (ETM)	18,535	18,526
Foothill/Eastern Transportation Corridor Agency
California Toll Road Revenue PUT	5.000%	1/15/18	19,675	21,564
Foothill/Eastern Transportation Corridor Agency
California Toll Road Revenue PUT	5.000%	1/15/20	51,040	56,782
Glendale CA Redevelopment Agency Successor
Agency Tax Allocation Revenue (Central
Glendale Redevelopment Project)	4.000%	12/1/17 (4)	2,500	2,743
Glendale CA Redevelopment Agency Successor
Agency Tax Allocation Revenue (Central
Glendale Redevelopment Project)	4.000%	12/1/18 (4)	1,185	1,314
Glendale CA Redevelopment Agency Successor
Agency Tax Allocation Revenue (Central
Glendale Redevelopment Project)	4.000%	12/1/19 (4)	2,910	3,247

Glendale CA Redevelopment Agency Successor
Agency Tax Allocation Revenue (Central
Glendale Redevelopment Project)	5.000%	12/1/21 (4)	1,725	2,028
Irvine CA Reassessment District No. 12-1
Improvement Revenue	3.000%	9/2/14	530	531
Irvine CA Reassessment District No. 12-1
Improvement Revenue	3.000%	9/2/15	1,160	1,189
Irvine CA Reassessment District No. 12-1
Improvement Revenue	3.000%	9/2/16	2,000	2,091
Irvine CA Reassessment District No. 13-1
Improvement Revenue	4.000%	9/2/18	1,450	1,570
La Quinta CA Redevelopment Agency Tax
Allocation Revenue	4.000%	9/1/17	1,130	1,233
La Quinta CA Redevelopment Agency Tax
Allocation Revenue	5.000%	9/1/18	1,745	1,995
La Quinta CA Redevelopment Agency Tax
Allocation Revenue	5.000%	9/1/19	1,150	1,334
La Quinta CA Redevelopment Agency Tax
Allocation Revenue	5.000%	9/1/20	1,045	1,214
La Quinta CA Redevelopment Agency Tax
Allocation Revenue	5.000%	9/1/21	1,250	1,459
La Verne CA (Brethren Hillcrest Homes) COP	5.000%	5/15/20	640	714
La Verne CA (Brethren Hillcrest Homes) COP	5.000%	5/15/21	310	344
La Verne CA (Brethren Hillcrest Homes) COP	5.000%	5/15/22	250	277
Long Beach CA Finance Authority Natural Gas
Purchase Revenue	5.250%	11/15/20	1,505	1,732
Long Beach CA Harbor Revenue	5.000%	11/15/18	32,500	38,034
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/19	1,000	1,181
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/20	1,275	1,517
Los Angeles CA Department of Water & Power
Revenue	5.000%	1/1/16	8,500	8,980
2 Los Angeles CA Department of Water & Power
Revenue TOB VRDO	0.070%	8/7/14	2,430	2,430
Los Angeles CA Department of Water & Power
Revenue VRDO	0.050%	8/7/14	7,500	7,500
Los Angeles CA Department of Water & Power
Revenue VRDO	0.050%	8/7/14	3,350	3,350
Los Angeles CA GO	5.000%	9/1/17	32,500	36,962
Los Angeles CA GO	5.000%	9/1/19	5,000	5,925
Los Angeles CA Unified School District GO	5.000%	7/1/15	14,510	15,161
Los Angeles CA Unified School District GO	5.000%	7/1/15	20,000	20,898
Los Angeles CA Unified School District GO	5.000%	7/1/15	10,240	10,700
Los Angeles CA Unified School District GO	5.000%	7/1/15	4,200	4,389
Los Angeles CA Unified School District GO	5.000%	7/1/16	19,595	21,370
Los Angeles CA Unified School District GO	5.000%	7/1/17	19,090	21,568
Los Angeles CA Unified School District GO	5.000%	7/1/19	13,205	15,608
Los Angeles CA Unified School District GO	5.000%	7/1/19	11,100	13,120
Los Angeles CA Unified School District GO	5.000%	7/1/19	7,035	8,315
Los Angeles CA Unified School District GO	5.000%	7/1/19	8,510	10,058
Los Angeles CA Unified School District GO	5.000%	7/1/20	17,195	20,628
Los Angeles CA Unified School District GO	5.000%	7/1/20	22,525	27,022
Los Angeles CA Unified School District GO	5.000%	7/1/20	20,920	25,097
Los Angeles CA Unified School District GO	5.000%	7/1/20	14,755	17,701
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	7/1/16	22,315	24,368

Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	7/1/16	5,000	5,460
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	7/1/19	20,000	23,755
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	8/1/16	3,450	3,770
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	8/1/17	5,000	5,645
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	8/1/18	750	866
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	8/1/19	1,000	1,174
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	8/1/20	500	592
Los Angeles County CA Redevelopment
Authority Tax Allocation Revenue (Various
Project Areas)	5.000%	9/1/18	1,000	1,143
Los Angeles County CA Redevelopment
Authority Tax Allocation Revenue (Various
Project Areas)	5.000%	9/1/19	2,000	2,320
Los Angeles County CA Redevelopment
Authority Tax Allocation Revenue (Various
Project Areas)	5.000%	9/1/20	5,495	6,409
Los Angeles County CA Redevelopment
Authority Tax Allocation Revenue (Various
Project Areas)	5.000%	9/1/21 (4)	5,000	5,866
Los Angeles County CA Regional Financing
Authority Revenue (Montecedro Inc. Project)	2.500%	11/15/20	1,665	1,694
Los Angeles County CA Regional Financing
Authority Revenue (Montecedro Inc. Project)	3.000%	11/15/20	925	945
Los Angeles County CA Regional Financing
Authority Revenue (Montecedro Inc. Project)	3.000%	11/15/21	2,125	2,159
Modesto CA Irrigation District Electric Revenue	5.000%	7/1/18	750	869
Modesto CA Irrigation District Electric Revenue	5.000%	7/1/19	3,000	3,538
Modesto CA Irrigation District Electric Revenue	5.000%	7/1/19	500	590
Modesto CA Irrigation District Electric Revenue	5.000%	7/1/20	750	893
Northern California Gas Authority No. 1
Revenue	0.787%	7/1/19	12,815	12,387
Northern California Power Agency Revenue
(Hydroelectric Project)	4.000%	7/1/15	3,000	3,107
Northern California Power Agency Revenue
(Hydroelectric Project)	5.000%	7/1/15 (12)	4,000	4,180
Oakland CA Redevelopment Agency Tax
Allocation Revenue (Central District Project)	5.000%	9/1/16	2,100	2,289
Oakland CA Redevelopment Agency Tax
Allocation Revenue (Central District Project)	5.000%	9/1/17	3,500	3,931
Oakland CA Redevelopment Agency Tax
Allocation Revenue (Central District Project)	5.000%	9/1/18	1,550	1,775
Oakland CA Redevelopment Agency Tax
Allocation Revenue (Central District Project)	5.000%	9/1/19	1,500	1,743
Oakland CA Redevelopment Agency Tax
Allocation Revenue (Central District Project)	5.000%	9/1/20	4,000	4,666
Orange County CA Airport Revenue	5.000%	7/1/16	3,435	3,744
Orange County CA Transportation Authority Toll
Road Revenue	5.000%	8/15/19	1,000	1,170
Palomar Pomerado Health California COP	4.500%	11/1/15	2,265	2,329
Palomar Pomerado Health California COP	5.000%	11/1/16	3,500	3,686

Riverside County CA Asset Leasing Corp.
Leasehold Revenue (Riverside County
Hospital Project)	0.000%	6/1/15 (14)	1,750	1,736
Riverside County CA Asset Leasing Corp.
Leasehold Revenue (Riverside County
Hospital Project)	5.000%	6/1/18	6,500	7,430
Riverside County CA Transportation
Commission Sales Tax Revenue	5.000%	6/1/18	500	579
Riverside County CA Transportation
Commission Sales Tax Revenue	5.000%	6/1/19	850	1,002
Riverside County CA Transportation
Commission Sales Tax Revenue	5.000%	6/1/20	1,750	2,093
Roseville CA Natural Gas Financing Authority
Gas Revenue	5.000%	2/15/18	50	55
Sacramento CA Cogeneration Authority
Revenue	5.000%	7/1/15	700	730
Sacramento CA Cogeneration Authority
Revenue	5.000%	7/1/16	1,000	1,087
Sacramento CA Municipal Utility District
Revenue	5.000%	8/15/16 (4)	7,800	8,547
Sacramento CA Municipal Utility District
Revenue	5.000%	7/1/17 (14)	5,000	5,410
Sacramento County CA Airport Revenue	5.000%	7/1/15	8,245	8,565
San Bernardino CA City Unified School District
GO	5.000%	8/1/18	850	975
San Bernardino CA City Unified School District
GO	5.000%	8/1/19 (4)	600	699
San Bernardino County CA Medical Center
(Arrowhead Project) COP	5.000%	8/1/15	3,000	3,130
San Bernardino County CA Medical Center
(Arrowhead Project) COP	5.000%	8/1/16	5,445	5,903
2 San Diego CA Community College District GO
TOB VRDO	0.070%	8/7/14	4,880	4,880
San Diego CA Public Facilities Financing
Authority Sewer Revenue	5.000%	5/15/16	11,840	12,867
San Diego CA Public Facilities Financing
Authority Sewer Revenue	5.000%	5/15/16	14,000	15,214
2 San Diego CA Public Facilities Financing
Authority Water Revenue TOB VRDO	0.070%	8/7/14	9,900	9,900
2 San Francisco CA Bay Area Rapid Transit
District Sales Tax Revenue TOB VRDO	0.070%	8/7/14	6,450	6,450
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/15 (4)	5,000	5,184
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/16	9,120	9,881
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/17	16,555	18,608
2 San Francisco CA City & County Public Utilities
Commission Water Revenue TOB VRDO	0.070%	8/7/14	2,000	2,000
San Juan CA Unified School District GO	5.000%	8/1/19	1,090	1,288
San Juan CA Unified School District GO	5.000%	8/1/21	1,000	1,211
San Mateo County CA Joint Powers Financing
Authority Lease Revenue (Maple Street
Correctional Center)	5.000%	6/15/17	1,000	1,129
San Mateo County CA Joint Powers Financing
Authority Lease Revenue (Maple Street
Correctional Center)	5.000%	6/15/18	1,000	1,159

San Mateo County CA Joint Powers Financing
Authority Lease Revenue (Maple Street
Correctional Center)	5.000%	6/15/19	1,000	1,179
San Mateo County CA Joint Powers Financing
Authority Lease Revenue (Maple Street
Correctional Center)	5.000%	6/15/20	1,000	1,192
San Mateo County CA Joint Powers Financing
Authority Lease Revenue (Maple Street
Correctional Center)	5.000%	6/15/21	500	599
2 San Mateo County CA Joint Powers Financing
Authority Lease Revenue (Maple Street
Correctional Center) TOB VRDO	0.110%	8/7/14	6,200	6,200
San Pablo CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	6/15/20 (4)	1,045	1,222
San Pablo CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	6/15/21 (4)	500	586
South Orange County CA Public Financing
Authority Special Tax Revenue	3.000%	8/15/15	500	514
South Orange County CA Public Financing
Authority Special Tax Revenue	3.000%	8/15/16	500	524
South Orange County CA Public Financing
Authority Special Tax Revenue	5.000%	8/15/19	1,000	1,168
South Orange County CA Public Financing
Authority Special Tax Revenue	5.000%	8/15/20	500	588
Southern California Public Power Authority
Revenue	5.000%	7/1/18	2,000	2,322
Southern California Public Power Authority
Revenue (Magnolia Power Project) VRDO	0.040%	8/7/14 LOC	30,000	30,000
Southern California Public Power Authority
Revenue (Natural Gas Project)	5.000%	11/1/17	1,000	1,103
Southern California Public Power Authority
Revenue (Transmission Project)	5.000%	7/1/17	9,895	11,183
2 Sweetwater CA Unified School District GO TOB
VRDO	0.080%	8/7/14 (13)	13,600	13,600
University of California Revenue	5.000%	5/15/17	2,250	2,532
University of California Revenue	5.000%	5/15/18	2,000	2,315
University of California Revenue	5.000%	5/15/19	4,435	5,225
2 University of California Revenue TOB VRDO	0.070%	8/7/14	9,300	9,300
Ventura County CA Public Financing Authority
COP	5.000%	8/15/16	2,750	2,997
				2,441,400
Colorado (1.0%)
Colorado (UCDHSC Fitzsimons Academic
Projects) COP	5.000%	11/1/18	3,080	3,553
Colorado Department of Transportation
Revenue	5.000%	12/15/15 (14)	3,000	3,197
Colorado Educational & Cultural Facilities
Authority Revenue (Johnson & Wales
University)	5.000%	4/1/20	2,500	2,870
Colorado Health Facilities Authority Revenue
(Catholic Health Initiatives)	5.000%	7/1/16	5,000	5,427
Colorado Health Facilities Authority Revenue
(Catholic Health Initiatives)	5.000%	7/1/18	3,000	3,437
2 Colorado Health Facilities Authority Revenue
(Catholic Health Initiatives) TOB VRDO	0.260%	8/7/14	9,995	9,995
2 Colorado Health Facilities Authority Revenue
(Catholic Health Initiatives) TOB VRDO	0.260%	8/7/14	12,495	12,495

Colorado Health Facilities Authority Revenue
(Covenant Retirement Community Inc.)	3.150%	12/1/18	8,465	8,537
Colorado Health Facilities Authority Revenue
(Sisters of Charity of Leavenworth Health
System)	5.000%	1/1/16	3,165	3,369
Colorado Health Facilities Authority Revenue
(Sisters of Charity of Leavenworth Health
System)	5.000%	1/1/16	6,415	6,829
Colorado Health Facilities Authority Revenue
(Sisters of Charity of Leavenworth Health
System)	5.000%	1/1/17	3,715	4,088
Colorado Health Facilities Authority Revenue
(Sisters of Charity of Leavenworth Health
System)	5.000%	1/1/17	7,920	8,714
Colorado Health Facilities Authority Revenue
(Sisters of Charity of Leavenworth Health
System) VRDO	0.070%	8/7/14	22,715	22,715
Colorado Health Facilities Authority Revenue
(Sisters of Charity of Leavenworth Health
System) VRDO	0.070%	8/7/14	4,800	4,800
Colorado Springs CO Utility System Revenue	4.000%	11/15/16	1,250	1,353
Colorado Springs CO Utility System Revenue	5.000%	11/15/17	2,100	2,393
Colorado Springs CO Utility System Revenue	5.000%	11/15/18	2,000	2,330
Colorado Springs CO Utility System Revenue	5.000%	11/15/19	3,000	3,541
Denver CO City & County Airport Revenue	5.000%	11/15/14	1,840	1,866
Denver CO City & County Airport Revenue	5.000%	11/15/16	2,500	2,754
Denver CO City & County Airport Revenue	5.000%	11/15/19	1,310	1,534
Denver CO City & County COP VRDO	0.080%	8/1/14	7,600	7,600
Denver CO City & County COP VRDO	0.080%	8/1/14	5,455	5,455
Denver CO City & County Excise Tax Revenue	5.250%	9/1/18 (4)	2,555	2,967
E-470 Public Highway Authority Colorado
Revenue	0.000%	9/1/16 (14)	5,000	4,842
E-470 Public Highway Authority Colorado
Revenue	5.000%	9/1/17 (14)	500	554
E-470 Public Highway Authority Colorado
Revenue	0.000%	9/1/20 (14)	2,000	1,702
1 E-470 Public Highway Authority Colorado
Revenue PUT	1.240%	8/31/17	7,500	7,504
1 E-470 Public Highway Authority Colorado
Revenue PUT	1.810%	9/1/17 (14)	7,000	7,050
Jefferson County CO School District GO	5.000%	12/15/17 (4)	7,985	8,499
4 Regional Transportation District of Colorado
Sales Tax Revenue (FasTracks Project)	5.000%	11/1/16 (Prere.)	22,500	24,826
University of Colorado Enterprise System
Revenue	5.000%	6/1/18	2,000	2,305
University of Colorado Enterprise System
Revenue	5.000%	6/1/19	2,500	2,928
University of Colorado Enterprise System
Revenue	5.000%	6/1/19	1,000	1,171
University of Colorado Hospital Authority
Revenue	5.000%	11/15/14	1,000	1,013
University of Colorado Hospital Authority
Revenue	5.000%	11/15/16	1,290	1,411
				195,624
Connecticut (2.6%)
Connecticut GO	0.340%	8/1/14	7,000	7,000
Connecticut GO	0.360%	8/1/14	12,735	12,735

Connecticut GO	0.360%	8/1/14	15,825	15,825
Connecticut GO	0.360%	8/1/14	13,315	13,315
1 Connecticut GO	0.290%	9/15/14	4,375	4,376
Connecticut GO	5.000%	1/1/15	14,710	15,011
Connecticut GO	5.250%	11/1/15	1,000	1,063
Connecticut GO	5.000%	11/15/15 (Prere.)	7,070	7,507
Connecticut GO	5.000%	1/1/16	30,000	31,996
Connecticut GO	5.000%	3/1/16	4,705	5,053
Connecticut GO	5.000%	5/1/16	10,000	10,813
1 Connecticut GO	0.710%	5/15/16	8,300	8,339
1 Connecticut GO	0.650%	8/15/16	4,500	4,518
1 Connecticut GO	0.490%	9/15/16	3,000	3,008
Connecticut GO	5.000%	4/1/17	1,165	1,302
1 Connecticut GO	0.830%	5/15/17	23,000	23,216
Connecticut GO	5.000%	7/15/17	5,000	5,642
1 Connecticut GO	0.580%	9/15/17	1,750	1,753
Connecticut GO	5.000%	12/1/17	15,000	16,553
1 Connecticut GO	0.480%	3/1/18	2,500	2,485
1 Connecticut GO	0.940%	4/15/18	6,750	6,808
Connecticut GO	5.000%	6/1/18	14,955	17,198
Connecticut GO	5.000%	7/15/18	10,000	11,531
1 Connecticut GO	0.940%	8/15/18	3,000	3,043
Connecticut GO	5.000%	11/1/18	1,000	1,161
1 Connecticut GO	0.550%	3/1/19	2,300	2,292
1 Connecticut GO	0.610%	3/1/19	2,000	1,994
1 Connecticut GO	1.160%	4/15/19	6,000	6,111
1 Connecticut GO	1.160%	5/15/19	5,000	5,079
Connecticut GO	5.000%	6/1/19	44,265	51,773
1 Connecticut GO	0.980%	9/15/19	3,000	3,020
1 Connecticut GO	0.710%	3/1/20	7,500	7,482
Connecticut GO	5.000%	6/15/20	17,975	21,329
Connecticut GO	5.000%	12/15/20	5,865	7,016
1 Connecticut GO PUT	0.710%	9/15/17	7,150	7,193
1 Connecticut GO PUT	1.410%	3/1/18	17,500	17,852
Connecticut Health & Educational Facilities
Authority Revenue (Hartford Healthcare)	5.000%	7/1/17	2,090	2,311
Connecticut Health & Educational Facilities
Authority Revenue (Hartford Healthcare)	5.000%	7/1/18	3,500	3,940
Connecticut Health & Educational Facilities
Authority Revenue (Hartford Healthcare)	5.000%	7/1/19	4,270	4,848
Connecticut Health & Educational Facilities
Authority Revenue (Stamford Hospital)	5.000%	7/1/15	1,975	2,059
Connecticut Health & Educational Facilities
Authority Revenue (Stamford Hospital)	5.000%	7/1/16	5,085	5,517
Connecticut Health & Educational Facilities
Authority Revenue (Stamford Hospital)	5.000%	7/1/17	2,365	2,649
Connecticut Health & Educational Facilities
Authority Revenue (Yale University) PUT	5.000%	2/12/15	20,810	21,346
Connecticut Health & Educational Facilities
Authority Revenue (Yale University) PUT	0.800%	7/26/17	40,000	40,058
1 Connecticut Health & Educational Facilities
Authority Revenue (Yale-New Haven Hospital
Inc.) PUT	0.652%	7/1/19	15,000	15,020
Connecticut Housing Finance Authority Revenue
Housing Mortgage Finance Program	4.000%	11/15/44	3,000	3,285
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	2/1/16	5,300	5,673

Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.250%	7/1/16 (2)	7,745	8,469
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	1/1/17	5,000	5,540
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	11/1/18	1,475	1,716
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	12/1/19	4,915	5,794
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	10/1/20	4,085	4,849
Greater New Haven CT Water Pollution Control
Authority Regional Wastewater System
Revenue	5.000%	8/15/20	200	236
Greater New Haven CT Water Pollution Control
Authority Regional Wastewater System
Revenue	5.000%	8/15/22	400	477
				496,179
Delaware (0.2%)
Delaware GO	5.000%	8/1/14 (Prere.)	5,000	5,000
Delaware GO	5.000%	7/1/17	5,250	5,927
Delaware GO	5.000%	10/1/18	3,540	4,126
3 Delaware River & Bay Authority Delaware
Revenue	5.000%	1/1/18	6,155	6,936
3 Delaware River & Bay Authority Delaware
Revenue	5.000%	1/1/19	3,760	4,308
Delaware River & Bay Authority Delaware
Revenue	5.000%	1/1/20	225	264
3 Delaware River & Bay Authority Delaware
Revenue	5.000%	1/1/20	2,575	2,981
Delaware River & Bay Authority Delaware
Revenue	5.000%	1/1/21	250	295
3 Delaware River & Bay Authority Delaware
Revenue	5.000%	1/1/21	2,295	2,674
Delaware River & Bay Authority Delaware
Revenue	5.000%	1/1/22	325	386
3 Delaware River & Bay Authority Delaware
Revenue	5.000%	1/1/22	3,000	3,519
Delaware Transportation Authority
Transportation System Revenue	5.000%	7/1/16	4,485	4,890
University of Delaware Revenue PUT	0.700%	5/1/16	8,750	8,783
				50,089
District of Columbia (0.4%)
District of Columbia Income Tax Revenue	5.000%	12/1/18	5,500	6,418
2 District of Columbia Income Tax Revenue TOB
VRDO	0.070%	8/7/14	7,425	7,425
District of Columbia Revenue (American College
of Cardiology) VRDO	0.200%	8/7/14 LOC	39,200	39,200
1 District of Columbia Water & Sewer Authority
Public Utility Revenue PUT	0.540%	6/1/15	7,300	7,306
1 District of Columbia Water & Sewer Authority
Public Utility Revenue PUT	0.640%	6/1/16	6,000	6,016
Washington DC Metropolitan Area Transit
Authority Revenue	5.000%	7/1/15	3,375	3,525
				69,890

Florida (4.5%)
Alachua County FL Health Facilities Authority
Revenue (Shands HealthCare Project)	5.000%	12/1/14	4,390	4,444
Alachua County FL Health Facilities Authority
Revenue (Shands HealthCare Project)	5.000%	12/1/15	5,000	5,231
Boynton Beach FL Utility System Revenue	5.500%	11/1/18 (14)	3,125	3,546
Broward County FL Airport System Revenue	5.000%	10/1/16	700	767
Broward County FL Airport System Revenue	5.000%	10/1/19	750	871
Broward County FL Airport System Revenue	5.000%	10/1/19	500	581
Broward County FL Airport System Revenue	5.000%	10/1/20	1,060	1,239
Broward County FL Airport System Revenue	5.000%	10/1/21	480	562
Broward County FL School Board COP	5.000%	7/1/18	4,400	5,020
Broward County FL School Board COP	5.000%	7/1/19	8,140	9,423
2 Broward County FL Water & Sewer Utility
Revenue TOB VRDO	0.070%	8/7/14	5,665	5,665
Citizens Property Insurance Corp. Florida
Revenue (Coastal Account)	5.000%	3/1/15 (14)	12,675	13,032
Citizens Property Insurance Corp. Florida
Revenue (Coastal Account)	4.000%	6/1/15	2,500	2,579
Citizens Property Insurance Corp. Florida
Revenue (Coastal Account)	5.000%	6/1/15	45,000	46,803
Citizens Property Insurance Corp. Florida
Revenue (Coastal Account)	5.000%	6/1/15	5,000	5,200
Citizens Property Insurance Corp. Florida
Revenue (Coastal Account)	5.000%	6/1/16	15,150	16,401
Citizens Property Insurance Corp. Florida
Revenue (Coastal Account)	5.000%	6/1/16	22,000	23,817
Citizens Property Insurance Corp. Florida
Revenue (Coastal Account)	5.000%	3/1/17 (14)	1,100	1,222
Citizens Property Insurance Corp. Florida
Revenue (Coastal Account)	5.250%	6/1/17	19,000	21,383
Citizens Property Insurance Corp. Florida
Revenue (Coastal Account)	5.000%	6/1/18	6,000	6,849
1 Citizens Property Insurance Corp. Florida
Revenue (Personal Lines
Account/Commercial Lines Account)	1.310%	6/1/15	4,100	4,131
Citizens Property Insurance Corp. Florida
Revenue (Personal Lines
Account/Commercial Lines Account)	5.000%	6/1/17	35,445	39,642
Citizens Property Insurance Corp. Florida
Revenue (Personal Lines
Account/Commercial Lines Account)	5.000%	6/1/18	36,770	41,974
Citizens Property Insurance Corp. Florida
Revenue (Personal Lines
Account/Commercial Lines Account)	5.000%	6/1/19	19,150	22,189
Escambia County FL Pollution Control Revenue
(Gulf Power Co. Project) PUT	1.550%	6/15/16	3,000	3,029
Escambia County FL Pollution Control Revenue
(Gulf Power Co. Project) PUT	2.100%	4/11/19	2,500	2,516
Escambia County FL Solid Waste Disposal
System Revenue (Gulf Power Co. Project)
PUT	1.350%	6/2/15	3,750	3,772
Florida Board of Education Lottery Revenue	5.000%	7/1/15	8,830	9,223
Florida Board of Education Lottery Revenue	5.000%	7/1/15 (14)	9,555	9,980
Florida Board of Education Lottery Revenue	5.000%	7/1/16	7,500	8,166
Florida Board of Education Lottery Revenue	5.000%	7/1/17	2,500	2,817

Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/17	13,700	15,404
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/18	11,240	12,973
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/18	3,615	4,172
2 Florida Board of Education Public Education
Capital Outlay GO TOB VRDO	0.070%	8/7/14	7,995	7,995
Florida Department of Environmental Protection
& Preservation Revenue	5.000%	7/1/15	6,415	6,700
Florida Department of Environmental Protection
& Preservation Revenue	5.000%	7/1/18	8,585	9,869
Florida Department of Environmental Protection
& Preservation Revenue	5.000%	7/1/19	9,015	10,528
Florida Hurricane Catastrophe Fund Finance
Corp. Revenue	5.000%	7/1/15	24,050	25,102
Florida Municipal Power Agency Revenue (St.
Lucie Project)	5.000%	10/1/15	2,135	2,251
Florida Municipal Power Agency Revenue (St.
Lucie Project)	5.000%	10/1/16	3,290	3,599
Florida Municipal Power Agency Revenue
(Stanton II Project)	5.000%	10/1/19	2,800	3,270
Florida Turnpike Authority Revenue	5.000%	7/1/16	3,480	3,788
Florida Turnpike Authority Revenue	5.000%	7/1/19	10,000	11,720
Highlands County FL Health Facilities Authority
Hospital Revenue (Adventist Health
System/Sunbelt Obligated Group)	5.000%	11/15/14	2,000	2,028
Highlands County FL Health Facilities Authority
Hospital Revenue (Adventist Health
System/Sunbelt Obligated Group)	5.000%	11/15/16	2,000	2,204
Highlands County FL Health Facilities Authority
Hospital Revenue (Adventist Health
System/Sunbelt Obligated Group)	5.000%	11/15/19	3,000	3,507
2 Highlands County FL Health Facilities Authority
Hospital Revenue (Adventist Health
System/Sunbelt Obligated Group) TOB VRDO	0.070%	8/7/14 (13)	9,365	9,365
Hillsborough County FL Aviation Authority
Revenue (Tampa International Airport)	5.000%	10/1/14	2,000	2,016
Hillsborough County FL Aviation Authority
Revenue (Tampa International Airport)	5.000%	10/1/16	2,505	2,735
Jacksonville FL Electric Authority Electric
System Revenue	5.000%	10/1/16	1,500	1,650
Jacksonville FL Electric Authority Electric
System Revenue	5.000%	10/1/16	4,675	5,141
Jacksonville FL Electric Authority Electric
System Revenue	5.000%	10/1/17	1,000	1,135
Jacksonville FL Electric Authority Electric
System Revenue	5.000%	10/1/20	1,600	1,893
Jacksonville FL Electric Authority Revenue (St.
John's River Power Park)	5.000%	10/1/16	15,000	16,472
Jacksonville FL Electric Authority Water &
Sewer Revenue	5.000%	10/1/18	1,200	1,391
Jacksonville FL Excise Taxes Revenue	5.000%	10/1/16	1,185	1,300
Kissimmee FL Utility Authority Electric System
Revenue	5.250%	10/1/16 (4)	3,750	4,113
1 Lakeland FL Energy System Revenue	0.810%	10/1/17	10,000	10,016

	Miami Beach FL Health Facilities Authority
	Revenue (Mount Sinai Medical Center)	4.000%	11/15/18	1,125	1,207
	Miami Beach FL Health Facilities Authority
	Revenue (Mount Sinai Medical Center)	5.000%	11/15/19	1,650	1,859
2	Miami-Dade County FL Aviation Revenue
	(Miami International Airport) TOB VRDO	0.070%	8/7/14 (13)	8,700	8,700
	Miami-Dade County FL Expressway Authority
	Toll System Revenue	5.000%	7/1/18	2,000	2,296
	Miami-Dade County FL Expressway Authority
	Toll System Revenue	5.000%	7/1/19	1,900	2,212
	Miami-Dade County FL Expressway Authority
	Toll System Revenue	5.000%	7/1/20	1,500	1,763
	Miami-Dade County FL Expressway Authority
	Toll System Revenue	5.000%	7/1/20	2,525	2,968
	Miami-Dade County FL Expressway Authority
	Toll System Revenue	5.000%	7/1/21	1,000	1,182
	Miami-Dade County FL Expressway Authority
	Toll System Revenue	5.000%	7/1/22	625	736
	Miami-Dade County FL Health Facilities
	Authority Hospital Revenue (Miami Children's
	Hospital)	5.000%	8/1/19	1,000	1,129
	Miami-Dade County FL Health Facilities
	Authority Hospital Revenue (Miami Children's
	Hospital)	4.000%	8/1/20	2,180	2,363
	Miami-Dade County FL Health Facilities
	Authority Hospital Revenue (Miami Children's
	Hospital)	5.000%	8/1/21	1,300	1,478
	Miami-Dade County FL School Board COP	5.000%	5/1/15 (ETM)	4,000	4,143
	Miami-Dade County FL School Board COP	5.000%	8/1/18	4,850	5,557
	Miami-Dade County FL School Board COP PUT	5.000%	5/1/16	7,000	7,526
2	Miami-Dade County FL School Board COP TOB
	PUT	0.570%	8/7/14 LOC	15,760	15,760
[1,2] Miami-Dade County FL School Board COP TOB
	PUT	0.570%	8/7/14 LOC	15,760	15,760
2	Miami-Dade County FL School Board COP TOB
	PUT	0.620%	8/7/14 LOC	12,690	12,690
2	Miami-Dade County FL School Board COP TOB
	PUT	0.560%	9/11/14 LOC	27,245	27,245
2	Miami-Dade County FL School Board COP TOB
	VRDO	0.160%	8/7/14 (12)	26,500	26,500
	Miami-Dade County FL Transit Sales Surtax
	Revenue	5.000%	7/1/17	1,110	1,246
	Miami-Dade County FL Transit Sales Surtax
	Revenue	5.000%	7/1/19	1,250	1,459
	Miami-Dade County FL Transit Sales Surtax
	Revenue	5.000%	7/1/19 (4)	2,000	2,334
2	Miami-Dade County FL Water & Sewer Revenue
	TOB VRDO	0.100%	8/7/14 (4)	3,800	3,800
	Orange County FL Health Facilities Authority
	Hospital Revenue (Orlando Health Inc.)	5.000%	10/1/16	1,000	1,091
	Orange County FL Health Facilities Authority
	Hospital Revenue (Orlando Regional
	Healthcare System)	6.250%	10/1/18 (14)	5,770	6,748
	Orange County FL School Board COP	5.000%	8/1/15	2,000	2,094
	Orange County FL School Board COP	5.000%	8/1/16	700	761
	Orange County FL School Board COP	5.000%	8/1/17	1,500	1,684
	Orange County FL School Board COP	5.000%	8/1/18	1,400	1,606

Orange County FL School Board COP	5.000%	8/1/19	1,765	2,055
Orange County FL Tourist Development
Revenue	5.000%	10/1/14	8,715	8,786
Orange County FL Tourist Development
Revenue	5.000%	10/1/16	16,260	17,837
Orange County FL Tourist Development
Revenue	5.000%	10/1/20	2,525	2,950
Orlando & Orange County FL Expressway
Authority Revenue	5.000%	7/1/17	2,000	2,252
Orlando & Orange County FL Expressway
Authority Revenue	5.000%	7/1/17	4,690	5,280
Orlando & Orange County FL Expressway
Authority Revenue	5.000%	7/1/18	2,785	3,209
Orlando & Orange County FL Expressway
Authority Revenue	5.000%	7/1/18	9,000	10,372
Orlando & Orange County FL Expressway
Authority Revenue	5.000%	7/1/19	3,770	4,415
Orlando & Orange County FL Expressway
Authority Revenue	5.000%	7/1/19	10,725	12,559
Orlando FL Utility Commission Utility System
Revenue	5.000%	10/1/15	3,365	3,554
Orlando FL Utility Commission Utility System
Revenue	5.000%	10/1/15	3,500	3,697
Orlando FL Utility Commission Utility System
Revenue	5.000%	10/1/16	5,250	5,772
Orlando FL Utility Commission Utility System
Revenue	5.000%	10/1/17	3,000	3,407
Orlando FL Utility Commission Utility System
Revenue	5.000%	10/1/19	5,500	6,482
Palm Beach County FL Airport System Revenue	5.750%	10/1/14 (ETM)	2,060	2,079
Palm Beach County FL Criminal Justice
Facilities Revenue	7.200%	6/1/15 (14)	3,000	3,167
Palm Beach County FL Health Facilities
Authority Revenue (Jupiter Medical Center
Inc. Project)	4.000%	11/1/18	635	682
Palm Beach County FL Health Facilities
Authority Revenue (Jupiter Medical Center
Inc. Project)	5.000%	11/1/19	2,740	3,063
Palm Beach County FL Health Facilities
Authority Revenue (Jupiter Medical Center
Inc. Project)	5.000%	11/1/20	1,500	1,687
Palm Beach County FL Health Facilities
Authority Revenue (Jupiter Medical Center
Inc. Project)	5.000%	11/1/21	750	843
2 Palm Beach County FL School Board COP TOB
VRDO	0.070%	8/7/14	11,385	11,385
2 Palm Beach County FL School Board COP TOB
VRDO	0.100%	8/7/14	6,100	6,100
Reedy Creek FL Improvement District GO	5.000%	6/1/20	1,000	1,184
Reedy Creek FL Improvement District Utilities
Revenue	5.000%	10/1/18	750	861
Seacoast FL Utility Authority Water & Sewer
Revenue	5.500%	3/1/19 (14)	3,595	4,241
Sunrise FL Utility System Revenue	5.200%	10/1/20 (Prere.)	7,255	8,591
Sunshine State Governmental Financing
Commission Florida Revenue (Miami Dade
County Program)	5.000%	9/1/15	10,000	10,512

Sunshine State Governmental Financing
Commission Florida Revenue (Miami Dade
County Program)	5.000%	9/1/19	2,390	2,763
Sunshine State Governmental Financing
Commission Florida Revenue (Miami Dade
County Program)	5.000%	9/1/19	2,360	2,728
Sunshine State Governmental Financing
Commission Florida Revenue (Miami Dade
County Program)	5.000%	9/1/20	2,830	3,297
Sunshine State Governmental Financing
Commission Florida Revenue (Miami Dade
County Program)	5.000%	9/1/20	1,185	1,380
Sunshine State Governmental Financing
Commission Florida Revenue (Miami Dade
County Program)	5.000%	9/1/21	2,090	2,447
Sunshine State Governmental Financing
Commission Florida Revenue (Miami Dade
County Program)	5.000%	9/1/21	1,500	1,757
Tampa FL Cigarette Tax Allocation Revenue (H.
Lee Moffitt Cancer Center Project)	5.000%	9/1/20	1,650	1,926
Tampa FL Health System Revenue (Baycare
Health System)	5.000%	11/15/16	3,000	3,308
Tampa FL Hospital Revenue	4.000%	7/1/18	1,625	1,764
Tampa FL Hospital Revenue	5.000%	7/1/19	1,755	1,988
Tampa FL Hospital Revenue	4.000%	7/1/20	1,100	1,199
Tohopekaliga FL Water Authority Utility System
Revenue	4.000%	10/1/15	4,305	4,497
Tohopekaliga FL Water Authority Utility System
Revenue	5.000%	10/1/16	4,515	4,964
Tohopekaliga FL Water Authority Utility System
Revenue	5.000%	10/1/17	4,505	5,117
Tohopekaliga FL Water Authority Utility System
Revenue	5.000%	10/1/19	1,165	1,370
Tohopekaliga FL Water Authority Utility System
Revenue	5.000%	10/1/20	1,825	2,168
				860,003
Georgia (3.0%)
Atlanta GA Airport Passenger Facility Charge
Revenue	5.000%	1/1/18	2,500	2,849
Atlanta GA Airport Revenue	5.000%	1/1/18	500	569
Atlanta GA Airport Revenue	5.000%	1/1/18	8,500	9,673
Atlanta GA Airport Revenue	5.000%	1/1/19	1,675	1,943
Atlanta GA Airport Revenue	5.000%	1/1/20	1,205	1,413
Atlanta GA Airport Revenue	5.000%	1/1/21	750	884
Atlanta GA Water & Wastewater Revenue	5.000%	11/1/14	5,000	5,061
Atlanta GA Water & Wastewater Revenue	5.000%	11/1/16	9,385	10,341
1 Atlanta GA Water & Wastewater Revenue PUT	1.604%	11/1/18	47,300	48,200
2 Atlanta GA Water & Wastewater Revenue TOB
VRDO	0.160%	8/7/14	9,995	9,995
Bartow County GA Development Authority
Pollution Control Revenue (Georgia Power
Co. Plant Bowen Project) PUT	2.700%	8/23/18	9,000	9,344
Burke County GA Development Authority
Pollution Control Revenue (Georgia Power
Co. Plant Vogtle Project) PUT	1.400%	4/1/15	5,500	5,531

Burke County GA Development Authority
Pollution Control Revenue (Georgia Power
Co. Plant Vogtle Project) PUT	1.250%	5/1/15	8,500	8,536
Burke County GA Development Authority
Pollution Control Revenue (Georgia Power
Co. Plant Vogtle Project) PUT	1.550%	6/21/16	20,000	20,256
Burke County GA Development Authority
Pollution Control Revenue (Georgia Power
Co. Plant Vogtle Project) PUT	1.750%	6/1/17	13,000	13,250
Burke County GA Development Authority
Pollution Control Revenue (Georgia Power
Co. Plant Vogtle Project) PUT	1.750%	6/1/17	20,000	20,385
Burke County GA Development Authority
Pollution Control Revenue (Georgia Power
Co. Plant Vogtle Project) PUT	1.800%	4/3/18	5,250	5,309
Burke County GA Development Authority
Pollution Control Revenue (Georgia Power
Co. Plant Vogtle Project) PUT	2.200%	4/2/19	3,500	3,552
Burke County GA Development Authority
Pollution Control Revenue (Georgia Power
Co. Plant Vogtle Project) PUT	2.200%	4/2/19	10,000	10,149
Burke County GA Development Authority
Pollution Control Revenue (Georgia Power
Co. Plant Vogtle Project) PUT	2.200%	4/2/19	7,500	7,612
Burke County GA Development Authority
Pollution Control Revenue (Georgia Power
Co. Plant Vogtle Project) PUT	2.200%	4/2/19	10,000	10,149
Cobb County GA Kennestone Hospital Authority
Revenue	5.000%	4/1/17	1,250	1,382
Cobb County GA Kennestone Hospital Authority
Revenue	5.000%	4/1/18	1,000	1,134
Cobb County GA Kennestone Hospital Authority
Revenue	5.000%	4/1/18	1,250	1,425
Cobb County GA Kennestone Hospital Authority
Revenue	5.000%	4/1/19	250	290
Cobb County GA Kennestone Hospital Authority
Revenue	5.000%	4/1/20	350	409
Dalton GA Development Authority Revenue
(Hamilton Health Care System)	3.000%	8/15/14	1,000	1,001
Dalton GA Development Authority Revenue
(Hamilton Health Care System)	4.000%	8/15/18	1,000	1,103
Dalton GA Development Authority Revenue
(Hamilton Health Care System)	5.000%	8/15/19	1,000	1,154
Dalton GA Development Authority Revenue
(Hamilton Health Care System)	5.000%	8/15/20	1,500	1,728
Dalton GA Development Authority Revenue
(Hamilton Health Care System)	5.000%	8/15/21	1,890	2,176
DeKalb County GA Water & Sewer Revenue	5.000%	10/1/18	1,000	1,155
DeKalb County GA Water & Sewer Revenue	5.000%	10/1/19	1,000	1,171
DeKalb County GA Water & Sewer Revenue	5.000%	10/1/19	1,300	1,522
DeKalb County GA Water & Sewer Revenue	5.000%	10/1/20	1,250	1,477
Floyd County GA Development Authority
Revenue (Georgia Power Co. Plant Hammond
Project) PUT	0.850%	11/19/15	2,500	2,509
2 Fulton County GA Development Authority
Revenue (Piedmont Healthcare Inc. Project)
TOB VRDO	0.070%	8/7/14	11,415	11,415

Georgia GO	4.000%	1/1/15	2,360	2,398
Georgia GO	5.000%	7/1/16	5,000	5,449
Georgia GO	5.000%	7/1/16	9,500	10,353
Georgia GO	5.000%	7/1/16	20,000	21,795
Georgia GO	5.500%	7/1/16	4,020	4,026
Georgia GO	5.000%	10/1/16	1,910	2,102
Georgia GO	5.000%	7/1/17	2,840	3,206
Georgia GO	5.000%	7/1/17	13,695	15,460
Georgia GO	5.000%	7/1/18	12,050	13,957
Georgia GO	5.000%	7/1/18	2,340	2,710
Georgia GO	5.000%	7/1/18	23,330	27,022
Georgia GO	4.000%	11/1/18	11,000	12,389
Georgia GO	5.000%	12/1/18	7,800	9,127
Georgia GO	5.000%	9/1/20	10,100	12,128
Georgia Housing & Finance Authority Single
Family Mortgage Revenue	4.000%	6/1/44	4,265	4,665
Georgia Municipal Electric Power Authority
Revenue	5.000%	1/1/17	1,400	1,550
Georgia Municipal Electric Power Authority
Revenue	5.000%	1/1/18	3,600	4,099
Georgia Municipal Electric Power Authority
Revenue	5.000%	1/1/19	1,000	1,161
Georgia Municipal Electric Power Authority
Revenue	5.000%	1/1/20	750	881
Georgia Road & Tollway Authority GAN	5.000%	6/1/20	25,760	29,776
Georgia Road & Tollway Authority Revenue	5.000%	10/1/16	6,000	6,603
Georgia Road & Tollway Authority Revenue	5.000%	10/1/18	18,240	21,259
Georgia Road & Tollway Authority Revenue
(Federal Highway Grant)	5.000%	6/1/16	8,000	8,670
Gwinnett County GA School District GO	5.000%	2/1/19	1,500	1,754
Gwinnett County GA School District GO	5.000%	2/1/20	1,000	1,190
Gwinnett County GA Water & Sewer Authority
Revenue	5.000%	8/1/17	1,675	1,901
Gwinnett County GA Water & Sewer Authority
Revenue	5.000%	8/1/18	4,335	5,050
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.000%	3/15/16	16,070	17,102
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.000%	3/15/17	7,140	7,758
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.000%	3/15/17	5,350	5,798
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.000%	3/15/18	1,885	2,081
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.000%	3/15/18	7,125	7,852
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.000%	3/15/19	1,160	1,293
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.000%	3/15/21	2,330	2,624
1 Metropolitan Atlanta GA Rapid Transportation
Authority Georgia Sales Tax Revenue PUT	0.360%	7/1/17	17,500	17,492
Monroe County GA Development Authority
Pollution Control Revenue (Georgia Power
Co. Plant Scherer Project) PUT	2.000%	6/13/19	2,000	2,003
Municipal Electric Authority Georgia Revenue	5.000%	1/1/16	5,285	5,643
Municipal Electric Authority Georgia Revenue	5.000%	1/1/20	12,655	14,908

Municipal Electric Authority Georgia Revenue
(Combined Cycle Project)	5.000%	11/1/17	1,500	1,709
Municipal Electric Authority Georgia Revenue
(Combined Cycle Project)	5.000%	11/1/18	1,250	1,456
Municipal Electric Authority Georgia Revenue
(General Resolution Projects)	5.000%	1/1/15	2,060	2,102
Municipal Electric Authority Georgia Revenue
(General Resolution Projects)	5.750%	1/1/19	4,015	4,721
Municipal Electric Authority Georgia Revenue
(Project One)	5.000%	1/1/15	3,685	3,760
Municipal Electric Authority Georgia Revenue
(Project One)	5.000%	1/1/17	8,165	9,053
Municipal Gas Authority Georgia Revenue (Gas
Portfolio III Project)	5.000%	10/1/18	2,000	2,314
Municipal Gas Authority Georgia Revenue (Gas
Portfolio III Project)	5.000%	10/1/19	1,500	1,760
Municipal Gas Authority Georgia Revenue (Gas
Portfolio III Project)	5.000%	10/1/20	1,000	1,184
Municipal Gas Authority Georgia Revenue (Gas
Portfolio III Project)	5.000%	10/1/21	1,500	1,784
Municipal Gas Authority Georgia Revenue (Gas
Portfolio III Project)	5.000%	10/1/22	1,000	1,194
Savannah GA Economic Development Authority
Pollution Control Revenue (International
Paper Co. Projects)	5.100%	8/1/14	3,000	3,000
				585,324
Guam (0.0%)
Guam Government Waterworks Authority Water
& Waste Water System Revenue	5.250%	7/1/20	350	401
Guam Government Waterworks Authority Water
& Waste Water System Revenue	5.250%	7/1/21	1,050	1,202
				1,603
Hawaii (0.7%)
Hawaii GO	5.000%	6/1/16 (ETM)	3,115	3,383
Hawaii GO	5.000%	6/1/16	13,920	15,121
Hawaii GO	5.000%	12/1/18	17,250	20,176
Hawaii GO	5.000%	6/1/19	6,960	8,179
Hawaii GO	5.000%	6/1/19	2,370	2,785
Hawaii GO	5.000%	11/1/19	11,960	14,160
Hawaii GO	5.000%	11/1/19	40,725	48,217
Hawaii GO	5.000%	12/1/19	5,000	5,928
Hawaii Highway Revenue	5.500%	7/1/18	2,000	2,352
Hawaii Highway Revenue	5.000%	1/1/20	1,000	1,182
Honolulu HI City & County GO	5.000%	8/1/17	4,130	4,667
Honolulu HI City & County GO	5.000%	8/1/18	2,715	3,147
Honolulu HI City & County GO	5.000%	11/1/18	4,000	4,664
Honolulu HI City & County GO	5.000%	11/1/19	6,000	7,094
				141,055
Illinois (5.2%)
Chicago IL Board of Education GO	5.000%	12/1/14	1,545	1,567
Chicago IL Board of Education GO	5.000%	12/1/16	2,500	2,711
Chicago IL Board of Education GO	5.000%	12/1/18 (12)	7,305	8,295
Chicago IL Board of Education GO	5.250%	12/1/18 (14)	4,970	5,548
Chicago IL Board of Education GO	5.000%	12/1/19 (2)	3,090	3,362
Chicago IL Board of Education GO	5.250%	12/1/19 (14)(3)	1,000	1,124
Chicago IL Board of Education GO	5.000%	12/1/20 (2)	2,000	2,148

	Chicago IL Board of Education GO	5.250%	12/1/20 (14)(3)	1,250	1,402
1	Chicago IL Board of Education GO PUT	0.688%	6/2/16	25,750	25,213
[1,2] Chicago IL Board of Education GO TOB PUT		0.690%	8/21/14 LOC	85,000	85,000
	Chicago IL GO	5.500%	1/1/16 (4)	6,070	6,459
	Chicago IL GO	5.000%	12/1/18	2,000	2,215
	Chicago IL GO	5.000%	1/1/19	5,750	6,222
	Chicago IL GO	5.000%	1/1/19 (4)	4,645	4,883
	Chicago IL Metropolitan Water Reclamation
	District GO	5.000%	12/1/18	5,000	5,816
	Chicago IL Midway Airport Revenue	5.000%	1/1/20	2,075	2,413
	Chicago IL O'Hare International Airport Revenue	5.000%	1/1/17	7,500	8,283
	Chicago IL O'Hare International Airport Revenue	5.000%	1/1/17	750	828
	Chicago IL O'Hare International Airport Revenue	5.250%	1/1/17 (14)	4,540	5,041
	Chicago IL O'Hare International Airport Revenue	5.000%	1/1/18	1,250	1,417
	Chicago IL O'Hare International Airport Revenue	5.000%	1/1/18	1,950	2,179
	Chicago IL O'Hare International Airport Revenue	5.000%	1/1/19	1,000	1,154
	Chicago IL O'Hare International Airport Revenue	5.000%	1/1/19	1,000	1,132
2	Chicago IL O'Hare International Airport Revenue
	TOB VRDO	0.130%	8/7/14 LOC	23,925	23,925
2	Chicago IL O'Hare International Airport Revenue
	TOB VRDO	0.210%	8/7/14 (4)	21,135	21,135
	Chicago IL Water Revenue	5.000%	11/1/18	675	773
	Cook County IL Forest Preservation District GO	5.000%	12/15/17	1,000	1,129
	Cook County IL Forest Preservation District GO	5.000%	12/15/18	1,000	1,150
	Cook County IL Forest Preservation District GO	5.000%	12/15/19	1,580	1,834
	Cook County IL GO	5.000%	11/15/18	2,000	2,299
	Cook County IL GO	5.000%	11/15/19	1,500	1,735
	Cook County IL GO	5.000%	11/15/20	1,500	1,735
	Illinois Educational Facilities Authority Revenue
	(Field Museum of Natural History) VRDO	0.070%	8/7/14 LOC	17,300	17,300
	Illinois Educational Facilities Authority Revenue
	(University of Chicago) PUT	1.875%	2/12/15	5,000	5,043
	Illinois Finance Authority Gas Supply Revenue
	(Peoples Gas Light & Coke) PUT	2.625%	8/1/15	2,500	2,548
	Illinois Finance Authority Revenue (Advocate
	Health Care Network) PUT	5.000%	5/1/19	26,795	30,937
	Illinois Finance Authority Revenue (Advocate
	Health Care Network) PUT	5.000%	1/15/20	5,850	6,754
2	Illinois Finance Authority Revenue (Advocate
	Health Care Network) TOB VRDO	0.070%	8/7/14	14,840	14,840
	Illinois Finance Authority Revenue (Advocate
	Health Care Network) VRDO	0.050%	8/7/14	17,200	17,200
	Illinois Finance Authority Revenue (Art Institute
	of Chicago)	5.000%	3/1/15	10,000	10,276
	Illinois Finance Authority Revenue (Ascension
	Health Credit Group) PUT	5.000%	5/1/17	3,275	3,645
	Illinois Finance Authority Revenue (Carle
	Foundation)	5.000%	8/15/17	1,500	1,666
2	Illinois Finance Authority Revenue (Carle
	Foundation) TOB VRDO	0.180%	8/7/14 (12)	15,000	15,000
	Illinois Finance Authority Revenue (Centegra
	Health System)	5.000%	9/1/18	235	262
	Illinois Finance Authority Revenue (Centegra
	Health System)	5.000%	9/1/19	1,115	1,238
	Illinois Finance Authority Revenue (Centegra
	Health System)	5.000%	9/1/20	500	558

Illinois Finance Authority Revenue (Centegra
Health System)	5.000%	9/1/20	2,940	3,282
Illinois Finance Authority Revenue (Centegra
Health System)	5.000%	9/1/21	975	1,087
Illinois Finance Authority Revenue (Children's
Memorial Hospital)	5.250%	8/15/16	4,270	4,623
Illinois Finance Authority Revenue (Hospital
Sister Services Inc.)	5.000%	8/15/18	4,000	4,576
Illinois Finance Authority Revenue (Hospital
Sister Services Inc.)	5.000%	8/15/19	4,205	4,858
Illinois Finance Authority Revenue (Hospital
Sister Services Inc.)	5.000%	8/15/20	4,210	4,868
Illinois Finance Authority Revenue
(Northwestern Community Hospital)	5.000%	8/15/14	5,500	5,510
2 Illinois Finance Authority Revenue
(Northwestern University) TOB VRDO	0.080%	8/1/14	2,100	2,100
Illinois Finance Authority Revenue (OSF
Healthcare System)	5.000%	5/15/22	1,925	2,205
Illinois Finance Authority Revenue (Palos
Community Hospital)	5.000%	5/15/16	1,500	1,616
Illinois Finance Authority Revenue (Palos
Community Hospital)	5.000%	5/15/17	2,500	2,773
Illinois Finance Authority Revenue (Presbyterian
Homes) VRDO	0.060%	8/7/14 LOC	12,500	12,500
Illinois Finance Authority Revenue (Trinity
Health Corp.)	3.000%	12/1/17	3,075	3,267
Illinois Finance Authority Revenue (University of
Chicago Medical Center)	5.000%	8/15/15	1,500	1,574
Illinois Finance Authority Revenue (University of
Chicago)	5.000%	10/1/19	1,745	2,042
Illinois Finance Authority Revenue (University of
Chicago)	5.000%	10/1/20	7,000	8,255
Illinois Finance Authority Solid Waste Disposal
Revenue (Prairie Power Inc. Project) PUT	1.300%	5/8/17	2,500	2,520
Illinois GO	5.500%	8/1/14 (14)	8,295	8,295
Illinois GO	1.000%	2/1/15	21,000	21,058
Illinois GO	5.000%	8/1/15	11,240	11,742
Illinois GO	5.500%	8/1/15 (14)	1,020	1,071
Illinois GO	5.500%	8/1/17 (14)	1,425	1,589
Illinois GO	5.000%	4/1/18	2,500	2,769
Illinois GO	5.000%	5/1/18	8,000	8,868
Illinois GO	5.000%	8/1/18	22,000	24,451
Illinois GO	5.250%	1/1/19	8,060	9,042
Illinois GO	5.000%	2/1/19	875	973
Illinois GO	5.000%	3/1/19	6,500	7,229
Illinois GO	5.000%	5/1/19	12,000	13,349
Illinois GO	5.000%	7/1/19	4,700	5,229
Illinois GO	5.000%	8/1/19	48,625	54,119
Illinois GO	5.000%	2/1/20	3,000	3,316
Illinois GO	5.000%	3/1/20	10,115	11,185
Illinois GO	5.000%	4/1/20	2,000	2,212
Illinois GO	5.000%	5/1/20	24,500	27,106
Illinois GO	5.000%	7/1/20	12,500	13,835
Illinois GO	5.000%	8/1/20 (4)	6,500	7,305
Illinois GO	5.000%	8/1/20	10,500	11,624
Illinois GO	5.000%	1/1/21 (4)	8,425	9,292
Illinois GO	5.000%	2/1/21	4,000	4,393

Illinois GO	5.000%	4/1/21	8,500	9,337
Illinois GO	5.000%	5/1/21	17,000	18,675
Illinois Sales Tax Revenue	5.000%	6/15/15	10,810	11,268
Illinois Sales Tax Revenue	5.000%	6/15/16	10,000	10,871
Illinois Sales Tax Revenue	5.000%	6/15/19	14,220	16,616
Illinois Sales Tax Revenue	5.000%	6/15/20	15,050	17,722
Illinois Toll Highway Authority Revenue	5.000%	1/1/15 (4)	17,970	18,335
Illinois Toll Highway Authority Revenue	5.000%	12/1/17	6,500	7,411
Illinois Toll Highway Authority Revenue	5.000%	12/1/18	7,000	8,147
Illinois Toll Highway Authority Revenue	5.000%	12/1/19	20,100	23,728
Illinois Toll Highway Authority Revenue	5.000%	12/1/20	20,000	23,770
Illinois Toll Highway Authority Revenue	5.000%	12/1/21	15,000	17,891
2 Illinois Toll Highway Authority Toll Highway
Revenue TOB VRDO	0.070%	8/7/14	7,915	7,915
Illinois Unemployment Insurance Fund Building
Receipts Revenue	5.000%	6/15/15	6,270	6,536
Illinois Unemployment Insurance Fund Building
Receipts Revenue	5.000%	12/15/15	3,000	3,198
Illinois Unemployment Insurance Fund Building
Receipts Revenue	5.000%	6/15/18	17,875	19,736
Illinois Unemployment Insurance Fund Building
Receipts Revenue	5.000%	12/15/18	7,000	7,579
Illinois Unemployment Insurance Fund Building
Receipts Revenue	5.000%	12/15/19	3,500	3,642
Lake County IL Community High School District
No. 117 GO	0.000%	12/1/17 (14)	5,155	4,848
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue	0.000%	6/15/21 (14)	16,775	13,540
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue (McCormick
Place Expansion Project)	5.000%	12/15/22	2,500	2,751
2 Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue TOB VRDO	0.170%	8/7/14 LOC	5,500	5,500
2 Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue TOB VRDO	0.170%	8/7/14 (14)LOC	9,715	9,715
Railsplitter Tobacco Settlement Authority Illinois
Tobacco Settlement Revenue	5.000%	6/1/15	5,000	5,178
Railsplitter Tobacco Settlement Authority Illinois
Tobacco Settlement Revenue	5.000%	6/1/16	10,000	10,746
Railsplitter Tobacco Settlement Authority Illinois
Tobacco Settlement Revenue	5.000%	6/1/17	9,580	10,616
Railsplitter Tobacco Settlement Authority Illinois
Tobacco Settlement Revenue	5.000%	6/1/18	1,875	2,122
Railsplitter Tobacco Settlement Authority Illinois
Tobacco Settlement Revenue	5.250%	6/1/20	6,600	7,715
Railsplitter Tobacco Settlement Authority Illinois
Tobacco Settlement Revenue	6.250%	6/1/24	2,100	2,308
				1,002,518
Indiana (0.9%)
Indiana Bond Bank Special Program Gas
Revenue	5.250%	10/15/16	4,810	5,272
Indiana Bond Bank Special Program Gas
Revenue	5.250%	10/15/19	50	57
Indiana Finance Authority Health System
Revenue (Sisters of St. Francis Health
Services Inc. Obligated Group)	5.000%	11/1/14	3,485	3,527

Indiana Finance Authority Health System
Revenue (Sisters of St. Francis Health
Services Inc. Obligated Group)	5.000%	11/1/15	3,570	3,780
Indiana Finance Authority Health System
Revenue (Sisters of St. Francis Health
Services Inc. Obligated Group)	5.000%	11/1/15	2,515	2,663
Indiana Finance Authority Health System
Revenue (Sisters of St. Francis Health
Services Inc. Obligated Group)	5.000%	11/1/16	3,000	3,299
Indiana Finance Authority Health System
Revenue (Sisters of St. Francis Health
Services Inc. Obligated Group)	5.000%	11/1/21	2,380	2,695
Indiana Finance Authority Hospital Revenue
(Community Health Network)	5.000%	5/1/20	860	995
Indiana Finance Authority Hospital Revenue
(Indiana University Health Obligated Group)	5.000%	3/1/18	10,445	11,758
Indiana Finance Authority Hospital Revenue
(Indiana University Health Obligated Group)	5.000%	3/1/19	5,000	5,696
Indiana Finance Authority Hospital Revenue
(Parkview Health System)	5.000%	5/1/19	1,650	1,879
Indiana Finance Authority Lease Revenue	5.000%	2/1/18	4,500	5,149
Indiana Finance Authority Lease Revenue	5.000%	2/1/19	3,700	4,311
Indiana Finance Authority Lease Revenue	5.000%	2/1/20	3,500	4,143
Indiana Finance Authority Revenue (Community
Foundation of Northwest Indiana Obligated
Group)	5.000%	3/1/18	825	918
Indiana Finance Authority Revenue (Community
Foundation of Northwest Indiana Obligated
Group)	5.000%	3/1/19	1,000	1,123
Indiana Finance Authority Revenue (Community
Foundation of Northwest Indiana Obligated
Group)	5.000%	3/1/20	1,300	1,474
Indiana Finance Authority Revenue (Community
Foundation of Northwest Indiana Obligated
Group)	5.000%	3/1/23	750	843
Indiana Finance Authority Revenue (State
Revolving Fund)	5.000%	2/1/17	7,625	8,480
Indiana Finance Authority Wastewater Utility
Revenue (CWA Authority Project)	5.000%	10/1/18	1,000	1,152
Indiana Finance Authority Wastewater Utility
Revenue (CWA Authority Project)	5.000%	10/1/19	335	393
Indiana Finance Authority Wastewater Utility
Revenue (CWA Authority Project)	5.000%	10/1/20	375	444
Indiana Finance Authority Wastewater Utility
Revenue (CWA Authority Project)	5.000%	10/1/21	380	452
Indiana Health & Educational Facility Financing
Authority Revenue (Ascension Health Credit
Group) PUT	4.100%	11/3/16	10,000	10,775
Indiana Health Facility Financing Authority
Revenue (Ascension Health Credit Group)
PUT	5.000%	6/1/15	14,825	15,416
Indiana Health Facility Financing Authority
Revenue (Ascension Health Credit Group)
PUT	5.000%	7/28/16	2,695	2,931
Indiana Health Facility Financing Authority
Revenue (Ascension Health Credit Group)
PUT	1.600%	2/1/17	7,000	7,131

Indiana Municipal Power Agency Revenue	5.000%	1/1/18	1,500	1,706
Indiana University Student Fee Revenue	5.000%	8/1/17	1,000	1,130
Indiana University Student Fee Revenue	5.000%	6/1/18	1,000	1,154
Indiana University Student Fee Revenue	5.000%	8/1/18	4,000	4,636
Indiana University Student Fee Revenue	5.000%	6/1/19	1,500	1,760
Ivy IN Tech Community College Revenue	5.000%	7/1/19	850	991
Ivy IN Tech Community College Revenue	5.000%	7/1/20	500	589
Purdue University Indiana University Student
Fee Revenue	4.500%	7/1/16	1,500	1,619
Purdue University Indiana University Student
Fee Revenue	5.000%	7/1/16	1,300	1,415
Purdue University Indiana University Student
Fee Revenue	5.000%	7/1/17	1,000	1,128
Rockport IN Pollution Control Revenue (Indiana
Michigan Power Co. Project) PUT	1.750%	6/1/18	5,500	5,497
Terre Haute IN Sanitation District Special Tax
Revenue	4.000%	1/1/17	3,455	3,660
Terre Haute IN Sanitation District Special Tax
Revenue	4.000%	7/1/17	3,520	3,760
Terre Haute IN Sanitation District Special Tax
Revenue	4.000%	1/1/18	3,590	3,848
Terre Haute IN Sanitation District Special Tax
Revenue	4.000%	7/1/18	3,665	3,950
Terre Haute IN Sanitation District Special Tax
Revenue	4.000%	1/1/19	3,740	4,028
2 Tri-Creek Middle School Building Corp. Indiana
Revenue TOB VRDO	0.070%	8/7/14	14,210	14,210
Whiting IN Environmental Facilities Revenue
(BP Products North America Inc. Project)	5.000%	7/1/17	5,000	5,577
				167,414
Iowa (0.4%)
Iowa Board of Regents Hospital Revenue
(University of Iowa Hospitals & Clinics)	4.000%	9/1/19	5,675	6,408
Iowa Finance Authority Health Facilities
Revenue (Iowa Health System)	5.000%	2/15/15 (12)	2,395	2,453
Iowa Finance Authority Health Facilities
Revenue (Iowa Health System)	5.000%	2/15/16 (12)	1,655	1,765
Iowa Finance Authority Healthcare Revenue
(Genesis Health System)	5.000%	7/1/16	2,320	2,509
Iowa Finance Authority Healthcare Revenue
(Genesis Health System)	5.000%	7/1/19	4,075	4,680
Iowa Finance Authority Midwestern Disaster
Area Revenue (Iowa Fertilizer Co. Project)	5.000%	12/1/19	45,500	47,831
Iowa Higher Education Loan Authority Revenue
Private College Facility (Grinnell College
Project)	4.000%	12/1/17	1,300	1,436
Iowa Student Loan Liquidity Corp. Revenue	5.000%	12/1/15	5,620	5,920
				73,002
Kansas (0.3%)
Burlington KS Environmental Improvement
Revenue (Kansas City Power & Light Co.
Project) VRDO	0.070%	8/7/14 LOC	18,850	18,850
Kansas Development Finance Authority Health
Facilities Revenue (Kansas University Health
System)	5.000%	3/1/17	1,000	1,103

Kansas Development Finance Authority Health
Facilities Revenue (Kansas University Health
System)	5.000%	3/1/18	1,035	1,167
Kansas Development Finance Authority Health
Facilities Revenue (Kansas University Health
System)	5.000%	3/1/19	1,150	1,313
Kansas Development Finance Authority
Revenue (Sisters of Charity of Leavenworth
Health System)	5.000%	1/1/15	2,895	2,952
Kansas Development Finance Authority
Revenue (Sisters of Charity of Leavenworth
Health System)	5.000%	1/1/16	5,615	5,975
Kansas Development Finance Authority
Revenue (Sisters of Charity of Leavenworth
Health System)	5.000%	1/1/17	5,670	6,236
Kansas Development Finance Authority
Revenue (Wichita State University Projects)	5.000%	6/1/18	2,420	2,771
University of Kansas Hospital Authority Health
Facilities Improvement Revenue	5.000%	9/1/14	1,470	1,476
University of Kansas Hospital Authority Health
Facilities Improvement Revenue	5.000%	9/1/15	2,000	2,089
Wichita KS Hospital Facilities Revenue (Via
Christi Health System Inc.)	5.000%	11/15/15 (ETM)	4,000	4,249
Wichita KS Hospital Facilities Revenue (Via
Christi Health System Inc.)	5.000%	11/15/17 (ETM)	1,130	1,290
Wichita KS Hospital Facilities Revenue (Via
Christi Health System Inc.)	5.000%	11/15/18 (ETM)	2,250	2,621
Wyandotte County/Kansas City KS Unified
Government Utility System Revenue	5.000%	9/1/19	500	582
Wyandotte County/Kansas City KS Unified
Government Utility System Revenue	5.000%	9/1/20	1,565	1,840
Wyandotte County/Kansas City KS Unified
Government Utility System Revenue	5.000%	9/1/22	750	887
				55,401
Kentucky (0.6%)
Kentucky Asset/Liability Commission Agency
Fund Revenue (Federal Highway Trust)	5.000%	9/1/18	2,500	2,880
Kentucky Economic Development Finance
Authority Revenue (Catholic Health Initiatives)
PUT	5.000%	11/11/14	17,000	17,224
Kentucky Property & Building Commission
Revenue	5.250%	10/1/15 (4)	40,000	42,326
Kentucky Property & Building Commission
Revenue	5.250%	10/1/16 (4)	6,100	6,728
Kentucky Property & Building Commission
Revenue	5.000%	11/1/16	5,340	5,880
Kentucky Public Transportation Infrastructure
Authority Toll Revenue (Downtown Crossing
Project) BAN	5.000%	7/1/17	27,800	30,920
Kentucky Turnpike Authority Economic
Development Road Revenue (Revitalization
Project)	5.000%	7/1/18	2,500	2,884
Louisville & Jefferson County KY Metropolitan
Government Environmental Facilities
Revenue (Louisville Gas & Electric Co.
Project) PUT	1.150%	6/1/17	5,000	4,973

	Louisville & Jefferson County KY Metropolitan
	Government Environmental Facilities
	Revenue (Louisville Gas & Electric Co.
	Project) PUT	1.600%	6/1/17	9,500	9,598
	Warren County KY Hospital Revenue (Bowling
	Green-Warren County Community Hospital
	Corp. Project)	5.000%	8/1/16	990	1,058
	Warren County KY Hospital Revenue (Bowling
	Green-Warren County Community Hospital
	Corp. Project)	5.000%	4/1/18	1,100	1,234
					125,705
Louisiana (0.8%)
[1,3] East Baton Rouge Parish LA Sewer
	Commission Revenue PUT	0.609%	8/1/18	25,000	25,013
	Ernest N. Morial - New Orleans Exhibition Hall
	Authority Special Tax Revenue	4.000%	7/15/18	1,040	1,147
	Ernest N. Morial - New Orleans Exhibition Hall
	Authority Special Tax Revenue	5.000%	7/15/19	1,190	1,370
1	Louisiana Gasoline & Fuel Tax Revenue PUT	0.576%	5/1/17	44,500	44,519
1	Louisiana Gasoline & Fuel Tax Revenue PUT	0.576%	5/1/18	12,500	12,493
1	Louisiana Gasoline & Fuel Tax Revenue PUT	0.656%	5/1/18	5,000	5,012
	Louisiana GO	5.000%	8/1/16	5,000	5,469
	Louisiana GO	5.250%	8/1/16 (14)	5,000	5,254
	Louisiana Highway Improvement Revenue	5.000%	6/15/18	1,325	1,530
	Louisiana Highway Improvement Revenue	5.000%	6/15/19	1,000	1,172
	Louisiana Highway Improvement Revenue	5.000%	6/15/20	1,325	1,572
	Louisiana Highway Improvement Revenue	5.000%	6/15/21	1,100	1,316
	Louisiana Housing Finance Agency Single
	Family Mortgage Revenue (Home Ownership
	Program)	5.850%	6/1/38	1,905	2,020
	Louisiana Offshore Terminal Authority Deep
	Water Port Revenue (LOOP LLC Project) PUT	2.100%	10/1/14	3,500	3,508
	Louisiana Offshore Terminal Authority Deep
	Water Port Revenue (LOOP LLC Project) PUT	2.125%	10/1/15	5,000	5,070
	Louisiana Offshore Terminal Authority Deep
	Water Port Revenue (LOOP LLC Project) PUT	2.200%	10/1/17	4,125	4,155
	Louisiana Public Facilities Authority Revenue
	(CHRISTUS Health)	5.000%	7/1/15 (4)	1,320	1,370
	Louisiana Public Facilities Authority Revenue
	(Entergy Gulf States Project)	2.875%	11/1/15	2,250	2,298
	Louisiana Stadium & Exposition District
	Revenue	5.000%	7/1/18	1,050	1,201
	Louisiana Stadium & Exposition District
	Revenue	5.000%	7/1/19	1,250	1,436
	Louisiana Stadium & Exposition District
	Revenue	5.000%	7/1/20	1,100	1,271
	New Orleans LA GO	5.000%	12/1/18	4,065	4,616
	New Orleans LA Sewage Service Revenue	5.000%	6/1/18	500	567
	New Orleans LA Sewage Service Revenue	5.000%	6/1/19	500	575
	New Orleans LA Sewage Service Revenue	5.000%	6/1/22	1,595	1,853
	New Orleans LA Water Revenue	5.000%	12/1/20	400	460
	New Orleans LA Water Revenue	5.000%	12/1/22	1,500	1,726
	St. Charles Parish LA Gulf Opportunity Zone
	Revenue (Valero Energy Corp.) PUT	4.000%	6/1/22	9,220	9,756
	Tobacco Settlement Financing Corp. Louisiana
	Revenue	5.000%	5/15/19	2,500	2,836

Tobacco Settlement Financing Corp. Louisiana
Revenue	5.000%	5/15/20	7,935	9,048
				159,633
Maine (0.0%)
Maine Municipal Bond Bank Infrastructure
Revenue (Transcap Project)	5.000%	9/1/16	4,225	4,629

Maryland (2.8%)
Anne Arundel County MD GO	5.000%	4/1/19	6,960	8,160
Anne Arundel County MD GO	5.000%	4/1/19	7,615	8,928
Anne Arundel County MD GO	5.000%	4/1/19	2,640	3,095
Baltimore County MD GO	5.000%	2/1/18	2,900	3,322
Baltimore County MD GO	5.000%	2/1/18	9,000	10,309
Baltimore County MD GO	5.000%	2/1/20	2,100	2,498
Baltimore County MD GO	5.000%	10/15/21	10,400	12,492
Baltimore MD Consolidated Public Improvement
GO	5.000%	10/15/17	500	569
Baltimore MD Consolidated Public Improvement
GO	5.000%	10/15/18	2,280	2,652
Howard County MD GO	5.000%	2/15/17	3,450	3,845
Howard County MD GO	5.000%	2/15/18	3,895	4,466
Howard County MD GO	5.000%	2/15/19	3,830	4,481
Howard County MD GO	5.000%	8/15/19	5,000	5,902
Howard County MD GO	5.000%	2/15/20	4,475	5,327
Maryland Department of Transportation
Revenue	4.000%	5/15/15	6,250	6,442
Maryland Department of Transportation
Revenue	5.000%	5/1/18	3,250	3,745
Maryland Department of Transportation
Revenue	5.000%	5/1/19	14,000	16,430
Maryland Department of Transportation
Revenue	5.000%	12/1/20	15,495	18,622
Maryland GO	5.000%	8/1/14	10,000	10,000
Maryland GO	5.000%	3/1/16	10,000	10,751
Maryland GO	5.000%	11/1/16	15,350	16,947
Maryland GO	5.000%	8/1/17	5,000	5,659
Maryland GO	5.000%	8/1/17	5,070	5,738
Maryland GO	5.000%	8/1/17	26,445	29,932
Maryland GO	5.000%	8/1/17	8,495	9,615
Maryland GO	5.000%	8/15/17 (Prere.)	2,795	3,169
Maryland GO	5.000%	3/1/18	1,150	1,320
Maryland GO	5.250%	3/1/18	2,400	2,777
Maryland GO	5.000%	8/1/18	24,160	28,043
Maryland GO	5.000%	8/1/18	28,795	33,423
Maryland GO	5.000%	11/1/18	2,525	2,949
Maryland GO	5.000%	3/15/19	7,625	8,939
Maryland GO	5.000%	11/1/19	4,265	5,061
Maryland GO	5.000%	3/1/20	10,000	11,912
Maryland GO	5.000%	3/1/20	34,535	41,139
Maryland GO	4.500%	8/1/20	4,215	4,929
Maryland GO	5.000%	3/1/21 (Prere.)	3,745	4,514
Maryland GO	5.000%	8/1/26	28,995	33,818
Maryland Health & Higher Educational Facilities
Authority Revenue (Anne Arundel Health
System)	4.000%	7/1/18	835	915

Maryland Health & Higher Educational Facilities
Authority Revenue (Anne Arundel Health
System)	4.000%	7/1/19	850	935
Maryland Health & Higher Educational Facilities
Authority Revenue (Anne Arundel Health
System)	5.000%	7/1/20	1,000	1,156
1 Maryland Health & Higher Educational Facilities
Authority Revenue (Johns Hopkins Health
System Obligated Group) PUT	1.253%	11/15/16	2,000	2,023
1 Maryland Health & Higher Educational Facilities
Authority Revenue (Johns Hopkins Health
System Obligated Group) PUT	0.932%	11/15/17	5,955	5,984
1 Maryland Health & Higher Educational Facilities
Authority Revenue (Johns Hopkins Health
System Obligated Group) PUT	0.932%	11/15/17	19,750	19,845
1 Maryland Health & Higher Educational Facilities
Authority Revenue (Johns Hopkins Health
System Obligated Group) PUT	0.682%	5/15/18	5,300	5,294
1 Maryland Health & Higher Educational Facilities
Authority Revenue (Johns Hopkins Health
System Obligated Group) PUT	0.703%	5/15/18	9,500	9,497
Maryland Health & Higher Educational Facilities
Authority Revenue (Loyola University)	5.000%	10/1/18	1,095	1,267
Maryland Health & Higher Educational Facilities
Authority Revenue (Medstar Health)	5.000%	8/15/17	1,500	1,682
Maryland Health & Higher Educational Facilities
Authority Revenue (Medstar Health)	5.000%	8/15/18	1,400	1,592
Maryland Health & Higher Educational Facilities
Authority Revenue (Medstar Health)	5.000%	8/15/19	1,400	1,599
Maryland Health & Higher Educational Facilities
Authority Revenue (University of Maryland
Medical System)	5.000%	7/1/15	5,900	6,151
Maryland Transportation Authority Facilities
Projects Revenue	5.000%	7/1/15	9,995	10,441
Montgomery County MD GO	5.000%	11/1/16	4,730	5,222
Montgomery County MD GO	5.000%	8/1/17	12,100	13,695
Montgomery County MD GO	5.000%	7/1/18	32,050	37,123
Montgomery County MD GO	5.000%	8/1/18	2,000	2,321
Montgomery County MD GO	5.000%	11/1/19	2,840	3,370
Washington Suburban Sanitation District
Maryland GO	4.000%	6/1/16	2,630	2,808
Washington Suburban Sanitation District
Maryland GO	5.000%	6/1/17	4,000	4,503
Washington Suburban Sanitation District
Maryland GO	5.000%	6/1/18	2,735	3,161
Washington Suburban Sanitation District
Maryland GO	5.000%	6/1/20	5,000	5,981
				538,485
Massachusetts (4.0%)
Massachusetts Bay Transportation Authority
Assessment Revenue	5.000%	7/1/18	1,250	1,449
Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.000%	7/1/18 (Prere.)	10,000	11,591
2 Massachusetts Bay Transportation Authority
Sales Tax Revenue TOB VRDO	0.210%	8/7/14	19,912	19,911
Massachusetts College Building Authority
Revenue	5.000%	5/1/20	3,000	3,556

Massachusetts College Building Authority
Revenue	5.000%	5/1/21	5,495	6,576
Massachusetts Development Finance Agency
Revenue (Berkshire Health System)	5.000%	10/1/18	1,245	1,403
Massachusetts Development Finance Agency
Revenue (Berkshire Health System)	5.000%	10/1/19	1,215	1,378
Massachusetts Development Finance Agency
Revenue (Boston Medical Center)	5.000%	7/1/15	1,000	1,034
Massachusetts Development Finance Agency
Revenue (Boston Medical Center)	5.000%	7/1/16	1,600	1,705
Massachusetts Development Finance Agency
Revenue (Boston Medical Center)	5.000%	7/1/17	2,060	2,245
Massachusetts Development Finance Agency
Revenue (Boston Medical Center)	5.000%	7/1/18	875	966
Massachusetts Development Finance Agency
Revenue (Boston University)	2.875%	10/1/14	5,000	5,023
Massachusetts Development Finance Agency
Revenue (Boston University)	2.875%	10/1/14	2,500	2,512
1 Massachusetts Development Finance Agency
Revenue (Boston University) PUT	0.610%	9/30/16	11,000	11,022
Massachusetts Development Finance Agency
Revenue (Dominion Energy Brayton Project)
PUT	2.250%	9/1/16 (Prere.)	42,730	44,394
Massachusetts Development Finance Agency
Revenue (Partners Healthcare)	5.000%	7/1/20	800	946
Massachusetts Development Finance Agency
Revenue (Partners Healthcare) PUT	5.000%	1/14/16	6,000	6,392
1 Massachusetts Development Finance Agency
Revenue (Partners Healthcare) PUT	0.610%	1/30/18	8,935	8,928
Massachusetts Development Finance Agency
Revenue (UMass Memorial Medical Center)	5.000%	7/1/16	2,475	2,631
Massachusetts Development Finance Agency
Revenue (UMass Memorial Medical Center)	5.000%	7/1/17	2,265	2,451
Massachusetts Development Finance Agency
Revenue (UMass Memorial Medical Center)	5.000%	7/1/19	2,000	2,159
Massachusetts Development Finance Agency
Revenue (UMass Memorial Medical Center)	5.000%	7/1/21	3,200	3,441
1 Massachusetts Development Finance Agency
Revenue (Williams College) PUT	0.340%	7/1/17	14,860	14,825
Massachusetts Educational Financing Authority
Education Loan Revenue	5.500%	1/1/22	1,000	1,141
Massachusetts Federal Highway GAN
(Accelerated Bridge Program)	5.000%	6/15/20	5,000	5,961
Massachusetts GO	5.000%	8/1/14	11,965	11,965
Massachusetts GO	5.000%	8/1/14	11,635	11,635
Massachusetts GO	5.000%	11/1/14	2,350	2,379
Massachusetts GO	5.000%	3/1/15 (Prere.)	5,000	5,141
Massachusetts GO	5.000%	3/1/15 (Prere.)	3,840	3,949
Massachusetts GO	5.000%	8/1/15 (4)	10,000	10,488
1 Massachusetts GO	0.510%	9/1/15	11,500	11,522
1 Massachusetts GO	0.180%	2/1/16	37,185	37,117
1 Massachusetts GO	0.540%	2/1/16	15,645	15,648
Massachusetts GO	5.000%	10/1/16	6,800	7,483
1 Massachusetts GO	0.380%	1/1/17	11,750	11,751
Massachusetts GO	5.000%	10/1/17	23,000	26,115
Massachusetts GO	5.500%	11/1/17	2,100	2,425
Massachusetts GO	5.500%	12/1/17 (14)	3,255	3,769

1 Massachusetts GO	0.490%	1/1/18	10,000	10,031
Massachusetts GO	5.250%	8/1/18 (4)	5,060	5,912
Massachusetts GO	5.500%	8/1/18 (14)	2,000	2,356
Massachusetts GO	5.000%	10/1/18	30,000	34,904
Massachusetts GO	5.500%	10/1/18 (4)	10,200	12,075
Massachusetts GO	5.500%	10/1/18	4,955	5,866
Massachusetts GO	5.000%	12/1/18	30,000	35,046
Massachusetts GO	5.500%	12/1/19 (14)	9,160	11,080
Massachusetts GO	5.000%	4/1/20	45,000	53,437
Massachusetts GO	5.000%	6/1/24	10,000	11,772
Massachusetts GO	5.000%	10/1/24	7,860	9,317
Massachusetts GO	5.000%	7/1/25	9,610	11,402
2 Massachusetts GO TOB VRDO	0.080%	8/1/14	6,900	6,900
Massachusetts Health & Educational Facilities
Authority Revenue (Amherst College) PUT	1.700%	11/1/16	5,870	6,002
2 Massachusetts Health & Educational Facilities
Authority Revenue (Harvard University) TOB
VRDO	0.060%	8/1/14	8,900	8,900
Massachusetts Health & Educational Facilities
Authority Revenue (Lahey Clinic Medical
Center)	5.000%	8/15/19 (14)	500	523
Massachusetts Health & Educational Facilities
Authority Revenue (Milford Regional Medical
Center)	5.000%	7/15/22	500	522
Massachusetts Health & Educational Facilities
Authority Revenue (Museum of Fine Arts)
VRDO	0.050%	8/1/14	5,800	5,800
Massachusetts Health & Educational Facilities
Authority Revenue (Northeastern University)	5.000%	10/1/14	2,945	2,969
Massachusetts Health & Educational Facilities
Authority Revenue (Northeastern University)	5.000%	10/1/17	5,000	5,644
Massachusetts Health & Educational Facilities
Authority Revenue (Partners Healthcare
System)	5.000%	7/1/16	2,000	2,175
Massachusetts Health & Educational Facilities
Authority Revenue (UMass Memorial Medical
Center)	5.000%	7/1/20	960	1,038
Massachusetts Health & Educational Facilities
Authority Revenue (UMass Memorial Medical
Center)	5.000%	7/1/21	1,415	1,508
Massachusetts Municipal Wholesale Electric Co.
Power System Revenue	5.000%	7/1/15	2,500	2,610
Massachusetts Municipal Wholesale Electric Co.
Power System Revenue	5.000%	7/1/17	9,560	10,739
Massachusetts Port Authority Revenue	5.500%	7/1/16 (4)	6,000	6,558
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/15 (Prere.)	1,930	2,027
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/15 (Prere.)	5,230	5,493
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/15 (Prere.)	16,725	17,565
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	5/15/19	2,250	2,638
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/19	15,000	17,673
Massachusetts Transportation Fund Revenue
(Accelerated Bridge Program)	5.000%	6/1/19	11,460	13,497

Massachusetts Turnpike Authority Revenue
(Metropolitan Highway System)	0.000%	1/1/18 (14)	10,000	9,672
Massachusetts Turnpike Authority Revenue
(Metropolitan Highway System)	0.000%	1/1/20 (14)	17,000	15,469
Massachusetts Water Pollution Abatement Trust
Revenue	5.000%	8/1/17	1,500	1,698
Massachusetts Water Pollution Abatement Trust
Revenue	5.000%	8/1/18	1,810	1,981
Massachusetts Water Pollution Abatement Trust
Revenue	5.000%	8/1/18	3,000	3,482
Massachusetts Water Pollution Abatement Trust
Revenue	5.250%	8/1/18	1,000	1,171
Massachusetts Water Pollution Abatement Trust
Revenue	5.250%	8/1/18	2,065	2,417
Massachusetts Water Pollution Abatement Trust
Revenue	5.000%	8/1/19	4,500	5,317
Massachusetts Water Pollution Abatement Trust
Revenue	5.000%	8/1/20	16,000	19,189
Massachusetts Water Pollution Abatement Trust
Revenue	5.000%	8/1/21	4,580	5,553
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/20	5,510	6,476
2 Massachusetts Water Resources Authority
Revenue TOB VRDO	0.260%	8/7/14 (4)LOC	27,335	27,335
Massachusetts Water Resources Authority
Revenue VRDO	0.070%	8/7/14	4,000	4,000
University of Massachusetts Building Authority
Revenue	5.000%	11/1/16	7,555	8,334
University of Massachusetts Building Authority
Revenue	5.000%	11/1/20	1,250	1,490
				762,590
Michigan (1.8%)
Detroit MI Sewage Disposal System Revenue	6.500%	7/1/24	10,265	10,332
Detroit MI Water & Sewerage Department
Sewage Disposal System Revenue	5.000%	7/1/15	1,000	1,003
Detroit MI Water Supply System Revenue	5.000%	7/1/15	1,000	1,003
Detroit MI Water Supply System Revenue	5.000%	7/1/16	1,250	1,254
Detroit MI Water Supply System Revenue	5.000%	7/1/18	3,250	3,259
Detroit/Wayne County MI Stadium Authority
Revenue	5.000%	10/1/17	625	673
Detroit/Wayne County MI Stadium Authority
Revenue	5.000%	10/1/18	1,225	1,331
Kent Hospital MI Finance Authority Revenue
(Spectrum Health)	5.000%	11/15/16	1,050	1,154
Kent Hospital MI Finance Authority Revenue
(Spectrum Health)	5.000%	11/15/17	1,500	1,690
Livonia MI Public Schools School District GO	5.000%	5/1/19 (15)	1,000	1,161
Livonia MI Public Schools School District GO	5.000%	5/1/20 (15)	3,365	3,943
Livonia MI Public Schools School District GO	5.000%	5/1/21 (15)	2,000	2,351
Michigan Building Authority Revenue	5.000%	10/15/16	2,750	3,017
Michigan Building Authority Revenue	5.000%	10/15/17	1,250	1,406
Michigan Finance Authority Revenue (Sparrow
Obligated Group)	4.000%	11/15/17	500	540
Michigan Finance Authority Revenue (Sparrow
Obligated Group)	4.000%	11/15/18	500	540
Michigan Finance Authority Revenue (Sparrow
Obligated Group)	4.000%	11/15/19	600	645

Michigan Finance Authority Revenue (State
Clean Water Revolving Fund)	4.000%	10/1/17	1,150	1,271
Michigan Finance Authority Revenue (State
Clean Water Revolving Fund)	5.000%	10/1/18	500	581
Michigan Finance Authority Revenue (State
Clean Water Revolving Fund)	5.000%	10/1/19	1,500	1,768
Michigan Finance Authority Revenue
(Unemployment Obligation Assessment)	5.000%	1/1/17	1,225	1,358
Michigan Finance Authority Revenue
(Unemployment Obligation Assessment)	5.000%	7/1/18	50,500	58,324
Michigan Finance Authority Revenue
(Unemployment Obligation Assessment)	5.000%	7/1/19	39,000	45,770
Michigan Finance Authority Revenue
(Unemployment Obligation Assessment)	5.000%	7/1/22	11,350	12,315
Michigan Finance Authority Revenue
(Unemployment Obligation Assessment)	5.000%	7/1/23	12,365	12,414
Michigan Higher Education Facilities Authority
Revenue (Albion College Project) VRDO	0.060%	8/7/14 LOC	10,000	10,000
Michigan Hospital Finance Authority Revenue
(Ascension Health Credit Group)	5.000%	11/15/17	5,000	5,639
Michigan Hospital Finance Authority Revenue
(Ascension Health Credit Group)	5.000%	11/15/23	7,330	8,325
Michigan Hospital Finance Authority Revenue
(Ascension Health Credit Group) PUT	1.500%	3/1/17	12,845	13,051
Michigan Hospital Finance Authority Revenue
(Ascension Health Credit Group) PUT	1.400%	6/29/18	11,750	11,768
Michigan Hospital Finance Authority Revenue
(Henry Ford Health System)	5.500%	11/15/15	2,000	2,107
Michigan Hospital Finance Authority Revenue
(Henry Ford Health System)	5.000%	11/15/16	6,140	6,618
Michigan Hospital Finance Authority Revenue
(McLaren Health Care)	5.000%	6/1/18	6,375	7,273
Michigan Hospital Finance Authority Revenue
(McLaren Health Care)	5.000%	6/1/19	3,350	3,860
Michigan Hospital Finance Authority Revenue
(Trinity Health)	5.000%	12/1/15	1,000	1,062
Michigan Hospital Finance Authority Revenue
(Trinity Health) PUT	6.000%	12/1/17	5,000	5,821
Michigan Municipal Bond Authority Revenue
(State Clean Water Revolving Fund)	5.000%	10/1/15	2,315	2,445
Michigan State University Revenue	5.000%	8/15/14	7,005	7,018
Michigan State University Revenue	5.000%	2/15/15	3,910	4,012
Michigan State University Revenue	5.000%	8/15/15	1,000	1,050
Michigan State University Revenue	5.000%	2/15/17	6,135	6,822
Michigan Strategic Fund Limited Obligation
Revenue (Detroit Edison Co. Project) PUT	5.500%	8/1/16	7,425	8,032
Michigan Strategic Fund Limited Obligation
Revenue (Detroit Edison Co. Project) PUT	2.125%	9/1/16	20,000	20,425
Michigan Strategic Fund Limited Obligation
Revenue (Facility for Rare Isotope Beams
Project at Michigan State University)	4.000%	3/1/17	250	272
Michigan Strategic Fund Limited Obligation
Revenue (Facility for Rare Isotope Beams
Project at Michigan State University)	4.000%	3/1/18	500	553
Michigan Strategic Fund Limited Obligation
Revenue (Facility for Rare Isotope Beams
Project at Michigan State University)	5.000%	3/1/19	1,000	1,161

Michigan Strategic Fund Limited Obligation
Revenue (Facility for Rare Isotope Beams
Project at Michigan State University)	5.000%	3/1/20	800	939
Michigan Strategic Fund Limited Obligation
Revenue (Facility for Rare Isotope Beams
Project at Michigan State University)	5.000%	3/1/21	600	709
Royal Oak MI Hospital Finance Authority
Hospital Revenue (William Beaumont
Hospital)	5.250%	8/1/16	5,000	5,461
Royal Oak MI Hospital Finance Authority
Hospital Revenue (William Beaumont
Hospital)	5.000%	9/1/17	1,400	1,572
Royal Oak MI Hospital Finance Authority
Hospital Revenue (William Beaumont
Hospital)	5.000%	9/1/19	1,500	1,735
Royal Oak MI Hospital Finance Authority
Hospital Revenue (William Beaumont
Hospital)	5.000%	9/1/20	1,200	1,402
Saginaw MI Hospital Finance Authority Hospital
Revenue (Covenant Medical Center Inc.)	5.000%	7/1/16	2,385	2,544
Saginaw MI Hospital Finance Authority Hospital
Revenue (Covenant Medical Center Inc.)	5.000%	7/1/17	2,880	3,142
1 Saline MI Area Schools GO PUT	0.610%	11/2/15	9,285	9,276
University of Michigan Revenue	4.000%	4/1/16	10,650	11,313
University of Michigan Revenue	4.000%	4/1/17	11,385	12,428
				346,938
Minnesota (0.8%)
Maple Grove MN Health Care Facilities
Revenue (Maple Grove Hospital Corp.)	5.000%	5/1/15	1,245	1,279
Minneapolis & St. Paul MN Housing &
Redevelopment Authority Health Care System
Revenue (Allina Health System)	5.000%	11/15/15	1,700	1,803
Minneapolis & St. Paul MN Housing &
Redevelopment Authority Health Care System
Revenue (Allina Health System)	5.000%	11/15/16	1,900	2,094
Minneapolis & St. Paul MN Housing &
Redevelopment Authority Health Care System
Revenue (Children's Hospital Clinics) VRDO	0.090%	8/1/14 (4)	24,325	24,325
Minnesota 911 Revenue	5.000%	6/1/18	2,320	2,670
Minnesota General Fund Revenue	5.000%	3/1/19	6,410	7,464
Minnesota GO	5.000%	8/1/14	6,970	6,970
Minnesota GO	5.000%	12/1/14	8,145	8,278
Minnesota GO	5.000%	10/1/15	13,970	14,759
Minnesota GO	5.000%	12/1/15	8,145	8,668
Minnesota GO	5.000%	10/1/16	5,000	5,503
Minnesota GO	5.000%	12/1/16	8,150	9,026
Minnesota GO	5.000%	10/1/17	2,275	2,587
Minnesota GO	5.000%	8/1/18	3,825	4,433
Minnesota GO	5.000%	8/1/18	3,000	3,477
Minnesota GO	5.000%	8/1/18	8,375	9,707
Minnesota GO	5.000%	11/1/19	2,000	2,369
Minnesota Higher Education Facilities Authority
Revenue (Carleton College) VRDO	0.080%	8/7/14	10,645	10,645
Minnesota Municipal Power Agency Revenue	5.000%	1/1/20	2,000	2,358
Minnesota Municipal Power Agency Revenue	5.000%	1/1/21	1,250	1,491
Minnesota Public Facilities Authority Revenue
(State Revolving Fund)	5.000%	3/1/18	8,500	9,752

Shakopee MN Healthcare Facilities Revenue
(St. Francis Regional Medical Center)	5.000%	9/1/20	1,340	1,539
Shakopee MN Healthcare Facilities Revenue
(St. Francis Regional Medical Center)	5.000%	9/1/21	1,195	1,376
Shakopee MN Healthcare Facilities Revenue
(St. Francis Regional Medical Center)	5.000%	9/1/22	1,580	1,819
St. Cloud MN Health Care Revenue (Centracare
Health System)	5.000%	5/1/15	1,170	1,211
St. Cloud MN Health Care Revenue (Centracare
Health System)	5.000%	5/1/16	1,250	1,348
St. Cloud MN Health Care Revenue (Centracare
Health System)	5.000%	5/1/17	1,000	1,115
University of Minnesota Revenue	5.000%	8/1/17	3,215	3,632
University of Minnesota Revenue	5.000%	12/1/17	10,000	11,433
				163,131
Mississippi (0.3%)
DeSoto County MS School District GO	5.000%	5/1/18	10,340	11,900
DeSoto County MS School District GO	5.000%	5/1/19	8,000	9,354
Mississippi Business Finance Corp. Gulf
Opportunity Zone Industrial Development
Revenue (Chevron USA Inc. Project) VRDO	0.050%	8/1/14	8,545	8,545
Mississippi GO	5.250%	11/1/14	8,970	9,085
Mississippi GO	5.000%	11/1/15 (14)	7,475	7,924
1 Mississippi GO	0.590%	9/1/17	5,345	5,346
Mississippi Hospital Equipment & Facilities
Authority Revenue (Baptist Health System)	5.000%	8/15/15	1,500	1,562
Mississippi Hospital Equipment & Facilities
Authority Revenue (North Mississippi Health
Services)	5.000%	10/1/17	2,500	2,803
				56,519
Missouri (0.8%)
Cape Girardeau County MO Industrial
Development Authority of the Health Facilities
Revenue (St. Francis Medical Center)	5.000%	6/1/19	2,000	2,294
Cape Girardeau County MO Industrial
Development Authority of the Health Facilities
Revenue (St. Francis Medical Center)	5.000%	6/1/20	1,000	1,156
Curators of the University of Missouri System
Facilities Revenue	5.000%	11/1/17	3,270	3,726
Curators of the University of Missouri System
Facilities Revenue	5.000%	11/1/18	2,225	2,593
Curators of the University of Missouri System
Facilities Revenue	5.000%	11/1/18	1,445	1,684
Curators of the University of Missouri System
Facilities Revenue	5.000%	11/1/19	805	951
Curators of the University of Missouri System
Facilities Revenue	5.000%	11/1/20	2,000	2,389
Kansas City MO Airport Revenue	5.000%	9/1/18	1,500	1,726
Kansas City MO Airport Revenue	5.000%	9/1/19	2,715	3,165
Missouri Board of Public Buildings Special
Obligation Revenue	5.000%	10/1/19	17,225	20,357
Missouri Development Finance Board Cultural
Facilities Revenue (Nelson Gallery
Foundation) VRDO	0.070%	8/1/14	12,750	12,750

Missouri Environmental Improvement & Energy
Resources Authority Revenue (Kansas City
Power & Light)	1.250%	7/1/17	4,200	4,236
Missouri Health & Educational Facilities
Authority Educational Facilities Revenue (St.
Louis College of Pharmacy Project)	5.000%	5/1/19	750	846
Missouri Health & Educational Facilities
Authority Educational Facilities Revenue (St.
Louis College of Pharmacy Project)	5.000%	5/1/20	870	981
Missouri Health & Educational Facilities
Authority Educational Facilities Revenue (St.
Louis College of Pharmacy Project)	5.000%	5/1/21	1,420	1,599
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (Freeman
Health System)	5.000%	2/15/16	1,500	1,596
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (Freeman
Health System)	5.000%	2/15/17	1,500	1,642
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (Freeman
Health System)	5.000%	2/15/18	2,890	3,212
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (Freeman
Health System)	5.000%	2/15/19	3,040	3,413
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (Freeman
Health System)	5.000%	2/15/20	3,085	3,463
Missouri Highways & Transportation
Commission Road Revenue	5.000%	5/1/20	7,295	8,706
Missouri Highways & Transportation
Commission Road Revenue	5.000%	5/1/20	43,310	51,605
St. Louis County MO Industrial Development
Authority Senior Living Facilities Revenue
(Friendship Village Sunset Hills)	2.850%	9/1/18	5,400	5,448
St. Louis MO Airport Revenue (Lambert-St.
Louis International Airport)	5.000%	7/1/18	1,295	1,482
St. Louis MO Municipal Finance Corp. Lease
Revenue (City Justice Center Project)	5.000%	2/15/17	2,000	2,184
St. Louis MO Municipal Finance Corp. Lease
Revenue (City Justice Center Project)	5.000%	2/15/18	4,000	4,453
				147,657
Montana (0.1%)
Montana Facility Finance Authority Revenue
(Sisters of Charity of Leavenworth Health
System)	5.000%	1/1/16	5,870	6,247
Montana Facility Finance Authority Revenue
(Sisters of Charity of Leavenworth Health
System)	5.000%	1/1/17	5,305	5,834
				12,081
Nebraska (0.3%)
Central Plains Energy Project Nebraska Gas
Project Revenue (Project No. 1)	5.000%	12/1/15	5,000	5,262
Lincoln County NE Hospital Authority No. 1
Hospital Revenue (Great Plains Regional
Medical Center Project)	5.000%	11/1/18	500	564

Lincoln County NE Hospital Authority No. 1
Hospital Revenue (Great Plains Regional
Medical Center Project)	4.000%	11/1/19	750	815
Lincoln County NE Hospital Authority No. 1
Hospital Revenue (Great Plains Regional
Medical Center Project)	4.000%	11/1/20	600	651
Municipal Energy Agency of Nebraska Power
Supply System Revenue	5.000%	4/1/19	1,500	1,738
Municipal Energy Agency of Nebraska Power
Supply System Revenue	5.000%	4/1/20	1,350	1,583
Nebraska Investment Finance Authority Single
Family Housing Revenue	3.000%	3/1/43	4,810	5,022
Nebraska Investment Finance Authority Single
Family Housing Revenue	3.000%	9/1/43	4,285	4,515
3 Nebraska Investment Finance Authority Single
Family Housing Revenue	3.000%	3/1/44	5,270	5,542
3 Nebraska Investment Finance Authority Single
Family Housing Revenue	4.000%	9/1/44	6,000	6,586
Nebraska Public Power District Revenue	4.000%	1/1/15	1,000	1,016
Nebraska Public Power District Revenue	5.000%	1/1/16	1,000	1,068
Nebraska Public Power District Revenue	5.000%	1/1/17	1,000	1,108
Nebraska Public Power District Revenue	5.000%	1/1/18	1,500	1,710
Nebraska Public Power District Revenue	5.000%	1/1/19	1,000	1,163
Nebraska Public Power District Revenue	5.000%	1/1/19	1,000	1,163
University of Nebraska Facilities Corp. Revenue
(UNMC Eye Institute)	5.000%	3/1/18	8,850	10,160
University of Nebraska Student Fee Revenue	5.000%	7/1/18	1,500	1,735
				51,401
Nevada (0.5%)
Carson City NV Hospital Revenue (Carson
Tahoe Regional Medical Center)	5.000%	9/1/17	1,915	2,109
Carson City NV Hospital Revenue (Carson
Tahoe Regional Medical Center)	5.000%	9/1/19	1,030	1,158
Carson City NV Hospital Revenue (Carson
Tahoe Regional Medical Center)	5.000%	9/1/20	1,165	1,319
Clark County NV Airport Improvement Revenue	5.000%	7/1/18	32,000	36,771
Clark County NV School District GO	5.000%	6/15/15 (4)	17,760	18,514
Clark County NV School District GO	5.000%	6/15/15 (2)	5,020	5,233
Nevada Highway Improvement Revenue (Motor
Vehicle Fuel Tax)	5.500%	12/1/14 (14)	5,905	6,011
Nevada Unemployment Compensation Revenue	4.000%	6/1/15	5,500	5,677
Nevada Unemployment Compensation Revenue	4.000%	12/1/15	6,250	6,568
Nevada Unemployment Compensation Revenue	5.000%	12/1/17	6,000	6,856
				90,216
New Hampshire (0.1%)
Manchester NH General Airport Revenue	5.000%	1/1/15	2,475	2,515
Manchester NH General Airport Revenue	5.000%	1/1/15	1,470	1,494
Manchester NH General Airport Revenue	5.000%	1/1/22	6,820	7,644
New Hampshire GO	5.000%	8/15/17	3,200	3,619
New Hampshire Municipal Bond Bank Revenue	5.000%	8/15/16	4,280	4,684
				19,956
New Jersey (4.9%)
Atlantic City NJ GO	5.000%	12/1/19	6,995	7,468
Atlantic City NJ GO	5.000%	11/1/20	4,025	4,257
Atlantic City NJ GO	5.000%	12/1/20	7,185	7,598
Atlantic City NJ GO	5.000%	11/1/21	3,020	3,171

Atlantic City NJ GO	5.000%	12/1/21	6,970	7,318
Gloucester County NJ Improvement Authority
Solid Waste Resource Revenue PUT	2.125%	12/1/17	3,000	3,106
Jersey City NJ BAN	2.000%	12/12/14	3,300	3,314
Jersey City NJ BAN	2.000%	12/12/14	10,000	10,042
New Jersey Building Authority Revenue	5.000%	6/15/15	7,650	7,956
New Jersey COP	5.000%	6/15/16	6,695	7,247
New Jersey Economic Development Authority
Revenue	5.000%	3/1/18	14,425	16,164
New Jersey Economic Development Authority
Revenue	5.000%	3/1/19	29,800	33,753
New Jersey Economic Development Authority
Revenue (Cigarette Tax)	5.000%	6/15/16	5,500	5,926
New Jersey Economic Development Authority
Revenue (Cigarette Tax)	5.000%	6/15/18	7,235	8,172
New Jersey Economic Development Authority
Revenue (Cigarette Tax)	5.000%	6/15/19	8,000	9,117
New Jersey Economic Development Authority
Revenue (Cigarette Tax)	5.000%	6/15/20	7,000	8,031
1 New Jersey Economic Development Authority
Revenue (School Facilities Construction)	0.640%	2/1/15	9,000	9,005
1 New Jersey Economic Development Authority
Revenue (School Facilities Construction)	1.760%	2/1/16	9,500	9,613
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	12/15/16	32,425	35,656
1 New Jersey Economic Development Authority
Revenue (School Facilities Construction)	0.960%	2/1/17	14,000	14,025
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	9/1/17	7,500	8,351
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	9/1/17	6,450	7,182
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	12/15/17	14,300	16,031
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.500%	9/1/18 (14)	5,000	5,768
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/19	15,000	16,990
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	12/15/19	16,780	19,194
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/20	9,235	10,537
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	9/1/20	7,745	8,878
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	12/15/20 (2)	9,670	11,251
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	9/1/22	18,470	21,081
New Jersey Economic Development Authority
Revenue (School Facilities Construction) PUT	5.000%	9/1/14 (Prere.)	10,000	10,040
New Jersey Economic Development Authority
Revenue(Provident Group-Montclair
Properties LLC - Montclair State University
Student Housing Project)	5.000%	6/1/15	2,525	2,607
New Jersey Economic Development Authority
Revenue(Provident Group-Montclair
Properties LLC - Montclair State University
Student Housing Project)	5.000%	6/1/16	2,905	3,094

New Jersey Economic Development Authority
Revenue(Provident Group-Montclair
Properties LLC - Montclair State University
Student Housing Project)	5.000%	6/1/17	3,525	3,827
New Jersey Economic Development Authority
Revenue(Trustees of the Lawrenceville
School Project) VRDO	0.050%	8/1/14	5,600	5,600
New Jersey Economic Development Authority
Sublease Revenue (New Jersey Transit Corp.
Light Rail Transit System Project)	5.000%	5/1/15	11,255	11,660
New Jersey Economic Development Authority
Sublease Revenue (New Jersey Transit Corp.
Light Rail Transit System Project)	5.000%	5/1/19	1,000	1,135
2 New Jersey Educational Facilities Authority
Revenue (Higher Education Trust Fund) TOB
VRDO	0.230%	8/1/14	1,345	1,345
New Jersey Educational Facilities Authority
Revenue (Kean University)	5.000%	9/1/17	2,500	2,804
New Jersey Educational Facilities Authority
Revenue (Princeton University)	5.000%	7/1/17	5,095	5,758
New Jersey Educational Facilities Authority
Revenue (Princeton University)	5.000%	7/1/18	2,500	2,609
New Jersey Educational Facilities Authority
Revenue (Princeton University)	5.000%	7/1/18	5,345	6,204
New Jersey Educational Facilities Authority
Revenue (University Medical & Dentistry)	6.000%	12/1/14 (ETM)	5,015	5,113
New Jersey Equipment Lease Purchase COP	5.000%	6/15/15	5,530	5,759
New Jersey Equipment Lease Purchase COP	5.000%	6/15/17	2,625	2,928
New Jersey Equipment Lease Purchase COP	5.000%	6/15/18	4,550	5,132
New Jersey Equipment Lease Purchase COP	5.000%	6/15/19	10,255	11,469
New Jersey Equipment Lease Purchase COP	5.000%	6/15/20	1,500	1,661
New Jersey GO	5.000%	8/15/16	12,120	13,210
New Jersey GO	5.000%	8/15/17	11,660	13,111
New Jersey GO	5.000%	6/1/18	5,000	5,718
New Jersey GO	5.000%	8/15/19	8,395	9,787
New Jersey Health Care Facilities Financing
Authority Department of Human Services
Lease Revenue (Greystone Park Psychiatric
Hospital Project)	4.000%	9/15/14	5,320	5,344
New Jersey Health Care Facilities Financing
Authority Revenue (AHS Hospital Corp.)	5.000%	7/1/18	2,500	2,834
New Jersey Health Care Facilities Financing
Authority Revenue (Barnabas Health)	5.000%	7/1/17	2,000	2,205
New Jersey Health Care Facilities Financing
Authority Revenue (Barnabas Health)	5.000%	7/1/18	1,000	1,121
New Jersey Health Care Facilities Financing
Authority Revenue (Barnabas Health)	4.500%	7/1/22	3,550	3,911
New Jersey Health Care Facilities Financing
Authority Revenue (Hackensack University
Medical Center)	5.000%	1/1/17	2,595	2,824
New Jersey Health Care Facilities Financing
Authority Revenue (Hackensack University
Medical Center)	5.000%	1/1/18	3,605	4,003
New Jersey Health Care Facilities Financing
Authority Revenue (Holy Name Medical
Center)	4.000%	7/1/17	1,000	1,073

New Jersey Health Care Facilities Financing
Authority Revenue (Meridian Health System
Obligated Group)	5.000%	7/1/18	2,000	2,273
New Jersey Health Care Facilities Financing
Authority Revenue (Meridian Health System
Obligated Group)	5.000%	7/1/19	2,000	2,297
New Jersey Health Care Facilities Financing
Authority Revenue (Meridian Health System
Obligated Group)	5.000%	7/1/21	2,000	2,322
2 New Jersey Health Care Facilities Financing
Authority Revenue (Meridian Health System
Obligated Group) TOB VRDO	0.210%	8/7/14 (12)	9,255	9,255
New Jersey Higher Education Assistance
Authority Student Loan Revenue	5.000%	12/1/14	12,655	12,858
New Jersey Higher Education Assistance
Authority Student Loan Revenue	4.500%	12/1/15	15,860	16,699
New Jersey Higher Education Assistance
Authority Student Loan Revenue	5.000%	12/1/15	2,500	2,652
New Jersey Higher Education Assistance
Authority Student Loan Revenue	5.000%	12/1/16	9,990	10,955
New Jersey Higher Education Assistance
Authority Student Loan Revenue	5.000%	12/1/16	3,810	4,178
New Jersey Housing & Mortgage Finance
Agency Single Family Housing Revenue
VRDO	0.060%	8/7/14	7,100	7,100
New Jersey Sports & Exposition Authority
Revenue	5.000%	9/1/14 (ETM)	60	60
New Jersey Sports & Exposition Authority
Revenue	5.000%	9/1/14	6,480	6,505
3 New Jersey Transportation Corp. GAN	5.000%	9/15/20	22,550	25,927
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	6/15/15 (Prere.)	19,130	19,937
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	12/15/17	10,000	11,228
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	12/15/17	7,500	8,421
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	12/15/17	30,000	33,684
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	6/15/18	2,500	2,828
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	12/15/18	15,810	18,063
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	6/15/19	2,815	3,222
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	12/15/19	31,245	35,997
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	6/15/20	14,635	16,789
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	12/15/20	4,875	5,688
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	12/15/20 (4)	5,000	5,818
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	12/15/20 (4)	5,800	6,749
New Jersey Transportation Trust Fund Authority
Transportation System Revenue VRDO	0.060%	8/7/14 LOC	6,000	6,000
1 New Jersey Turnpike Authority Revenue	0.610%	1/1/18	40,000	39,945

	New Jersey Turnpike Authority Revenue	5.000%	1/1/20	750	875
	New Jersey Turnpike Authority Revenue	5.000%	1/1/21	1,000	1,172
[1,2] New Jersey Turnpike Authority Revenue PUT		0.810%	12/22/14	2,500	2,500
[1,2] New Jersey Turnpike Authority Revenue PUT		0.810%	12/22/14	20,000	20,000
1	New Jersey Turnpike Authority Revenue PUT	0.590%	1/1/16	5,000	5,015
1	New Jersey Turnpike Authority Revenue PUT	0.680%	1/1/17	10,000	10,013
1	New Jersey Turnpike Authority Revenue PUT	0.740%	1/1/18	10,000	10,030
1	New Jersey Turnpike Authority Revenue PUT	0.740%	1/1/18	15,000	15,041
	Rutgers State University New Jersey Revenue	5.000%	5/1/19	1,000	1,169
	Rutgers State University New Jersey Revenue	5.000%	5/1/19	1,000	1,169
	Rutgers State University New Jersey Revenue	5.000%	5/1/20	2,000	2,366
	Tobacco Settlement Financing Corp. New
	Jersey Revenue	5.000%	6/1/15	2,000	2,058
	Tobacco Settlement Financing Corp. New
	Jersey Revenue	0.000%	6/1/41	250,000	60,728
					939,674
New Mexico (0.9%)
	Albuquerque Bernalillo County NM Water Utility
	Authority Revenue	5.000%	7/1/20	2,000	2,369
	Albuquerque Bernalillo County NM Water Utility
	Authority Revenue	5.000%	7/1/20	3,225	3,820
3	Albuquerque NM Municipal School District No.
	12 GO	5.000%	8/1/20	1,800	2,139
3	Albuquerque NM Municipal School District No.
	12 GO	5.000%	8/1/20	6,580	7,818
3	Albuquerque NM Municipal School District No.
	12 GO	5.000%	8/1/21	1,130	1,355
3	Albuquerque NM Municipal School District No.
	12 GO	5.000%	8/1/21	5,450	6,536
	Farmington NM Pollution Control Revenue (El
	Paso Electric Co. Four Corners Project) PUT	1.875%	9/1/17	4,500	4,558
	New Mexico Educational Assistance Foundation
	Revenue	4.000%	9/1/16	10,000	10,737
	New Mexico Educational Assistance Foundation
	Revenue	4.000%	12/1/16	7,000	7,571
	New Mexico Educational Assistance Foundation
	Revenue	4.000%	12/1/17	5,000	5,527
	New Mexico Finance Authority Transportation
	Revenue	5.000%	6/15/17	9,000	10,140
	New Mexico Finance Authority Transportation
	Revenue VRDO	0.050%	8/7/14 LOC	24,360	24,360
	New Mexico GO	5.000%	3/1/16	19,290	20,745
2	New Mexico Hospital Equipment Loan Council
	Hospital System Revenue (Presbyterian
	Healthcare Services) TOB VRDO	0.070%	8/7/14	6,660	6,660
[1,3] New Mexico Municipal Energy Acquisition
	Authority Gas Supply Revenue	0.000%	2/1/18	5,000	5,008
[1,3] New Mexico Municipal Energy Acquisition
	Authority Gas Supply Revenue	0.000%	8/1/18	5,200	5,210
3	New Mexico Municipal Energy Acquisition
	Authority Gas Supply Revenue PUT	0.000%	8/1/19	37,500	37,607
	New Mexico Severance Tax Revenue	5.000%	7/1/17	6,015	6,773
					168,933

New York (15.6%)
Albany NY Industrial Development Agency Civic
Facility Revenue (Albany Medical Center
Hospital Project) VRDO	0.070%	8/7/14 LOC	4,480	4,480
Brooklyn NY Local Development Corp. PILOT
Revenue (Barclays Center Project)	5.750%	7/15/16	1,195	1,296
Erie County NY Industrial Development Agency
School Facility Revenue (Buffalo City School
District Project)	5.000%	5/1/15 (ETM)	1,690	1,752
Erie County NY Industrial Development Agency
School Facility Revenue (Buffalo City School
District Project)	5.000%	5/1/15	1,945	2,016
Erie County NY Industrial Development Agency
School Facility Revenue (Buffalo City School
District Project)	5.000%	5/1/17	1,125	1,259
Erie County NY Industrial Development Agency
School Facility Revenue (Buffalo City School
District Project)	5.000%	5/1/17	3,000	3,357
Hempstead NY GO	3.000%	4/15/15	5,260	5,367
Long Island NY Power Authority Electric System
Revenue	5.000%	5/1/18	2,000	2,267
Long Island NY Power Authority Electric System
Revenue	5.000%	5/1/19	1,500	1,726
Monroe County NY Industrial Development
Agency School Facility Revenue (Rochester
Schools Modernization Project)	5.000%	5/1/18	2,000	2,296
Monroe County NY Industrial Development
Agency School Facility Revenue (Rochester
Schools Modernization Project)	5.000%	5/1/18	1,000	1,148
Monroe County NY Industrial Development
Agency School Facility Revenue (Rochester
Schools Modernization Project)	5.000%	5/1/19	3,520	4,109
Monroe County NY Industrial Development
Agency School Facility Revenue (Rochester
Schools Modernization Project)	5.000%	5/1/19	2,000	2,335
Nassau County NY Interim Finance Authority
Sales Tax Revenue VRDO	0.070%	8/7/14	21,550	21,550
Nassau County NY Local Economic Assistance
& Financing Corp. Revenue (Catholic Health
Services)	5.000%	7/1/20	4,640	5,281
Nassau County NY Local Economic Assistance
& Financing Corp. Revenue (South Nassau
Communities Hospital)	5.000%	7/1/18	2,550	2,851
Nassau County NY Local Economic Assistance
& Financing Corp. Revenue (South Nassau
Communities Hospital)	5.000%	7/1/20	1,660	1,879
Nassau County NY Local Economic Assistance
& Financing Corp. Revenue (Winthrop
University Hospital Association Project)	5.000%	7/1/18	2,000	2,236
Nassau County NY Local Economic Assistance
& Financing Corp. Revenue (Winthrop
University Hospital Association Project)	5.000%	7/1/19	1,000	1,125
Nassau County NY Local Economic Assistance
Corp. Revenue (Catholic Health Services of
Long Island Obligated Group Project)	4.000%	7/1/19	375	407

Nassau County NY Local Economic Assistance
Corp. Revenue (Catholic Health Services of
Long Island Obligated Group Project)	5.000%	7/1/21	1,340	1,541
Nassau County NY TAN	2.000%	9/15/14	26,250	26,305
New York City NY GO	5.000%	8/1/14 (Prere.)	35	35
New York City NY GO	5.000%	8/1/14	25,000	25,000
New York City NY GO	5.750%	8/1/14 (2)	765	765
New York City NY GO	5.000%	8/15/14	12,890	12,914
New York City NY GO	5.000%	9/1/14	16,860	16,929
New York City NY GO	5.000%	8/1/15	110	110
New York City NY GO	5.000%	8/1/15	10,815	11,341
New York City NY GO	5.000%	8/1/15	26,260	27,537
New York City NY GO	5.000%	8/15/15	17,910	18,814
New York City NY GO	5.000%	9/1/15	21,325	22,447
New York City NY GO	5.000%	2/1/16	1,000	1,072
New York City NY GO	5.000%	3/1/16	2,500	2,688
New York City NY GO	5.000%	3/1/16	10,795	11,605
New York City NY GO	5.000%	4/1/16	3,500	3,775
New York City NY GO	5.000%	8/1/16	7,150	7,808
New York City NY GO	5.000%	8/1/16	5,000	5,460
New York City NY GO	5.000%	8/1/16	27,500	30,032
New York City NY GO	5.000%	8/1/16	1,000	1,092
New York City NY GO	5.000%	8/1/16	1,000	1,092
New York City NY GO	5.000%	8/1/16	16,925	18,483
New York City NY GO	5.000%	8/1/17	13,590	15,339
New York City NY GO	5.000%	8/1/17	9,750	11,005
New York City NY GO	5.000%	8/1/17	6,000	6,772
New York City NY GO	5.000%	8/1/17	8,185	9,238
New York City NY GO	5.000%	8/1/17	3,800	4,289
New York City NY GO	5.000%	10/1/17	5,150	5,842
New York City NY GO	5.000%	10/1/17	2,500	2,836
New York City NY GO	5.000%	8/1/18	13,030	15,034
New York City NY GO	5.000%	8/1/18	25,315	29,209
New York City NY GO	5.000%	8/1/18	6,000	6,923
New York City NY GO	5.000%	8/1/18	4,650	5,365
New York City NY GO	5.000%	8/1/18	3,250	3,750
New York City NY GO	5.000%	8/1/18	6,000	6,923
New York City NY GO	5.000%	8/1/18	5,000	5,769
New York City NY GO	5.000%	8/1/18	7,500	8,654
New York City NY GO	5.000%	10/1/18	7,650	8,867
New York City NY GO	4.000%	8/1/19	12,165	13,703
New York City NY GO	5.000%	8/1/19	7,225	8,486
New York City NY GO	5.000%	8/1/19	20,155	23,673
New York City NY GO	5.000%	8/1/19	15,000	17,618
New York City NY GO	5.000%	8/1/19	5,830	6,848
New York City NY GO	5.000%	8/1/19	8,000	9,396
New York City NY GO	5.000%	8/1/19	15,000	17,618
New York City NY GO	5.000%	8/1/20	4,500	5,315
New York City NY GO	5.000%	8/1/20	20,000	23,624
New York City NY GO	5.000%	10/1/20	4,375	5,177
1 New York City NY GO	0.440%	8/1/21	4,650	4,651
1 New York City NY GO	0.530%	8/1/21	6,350	6,350
New York City NY GO	5.000%	8/1/21	11,985	14,237
New York City NY GO	5.000%	8/1/21	2,000	2,376
New York City NY GO	5.000%	8/1/21	4,000	4,752
1 New York City NY GO	0.610%	8/1/25	5,500	5,496
1 New York City NY GO	0.460%	8/1/27	18,500	18,163

New York City NY GO VRDO	0.050%	8/1/14	4,800	4,800
New York City NY GO VRDO	0.060%	8/1/14	4,800	4,800
New York City NY GO VRDO	0.060%	8/1/14 LOC	2,100	2,100
New York City NY GO VRDO	0.060%	8/1/14	8,500	8,500
New York City NY GO VRDO	0.060%	8/1/14	7,000	7,000
New York City NY GO VRDO	0.060%	8/1/14	53,800	53,800
New York City NY Health & Hospital Corp.
Revenue (Health System)	5.000%	2/15/17	8,150	9,014
New York City NY Health & Hospital Corp.
Revenue (Health System)	5.000%	2/15/21	3,000	3,524
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	0.750%	11/1/16	8,000	8,007
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	1.100%	11/1/16	8,865	8,878
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	1.200%	11/1/17	25,640	25,781
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	1.250%	5/1/18	2,390	2,396
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	1.250%	5/1/18	10,010	10,030
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	5.000%	7/1/18	3,500	4,025
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	5.000%	7/1/19	4,300	5,037
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	5.000%	7/1/20	4,760	5,597
2 New York City NY Housing Development Corp.
Multi-Family Housing Revenue TOB VRDO	0.080%	8/7/14	3,755	3,755
2 New York City NY Housing Development Corp.
Multi-Family Housing Revenue TOB VRDO	0.210%	8/7/14	10,000	10,000
New York City NY Industrial Development
Agency Civic Facility Revenue (New York Law
School) VRDO	0.060%	8/7/14 LOC	13,570	13,570
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/18	4,180	4,639
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/19	16,385	19,230
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/19	3,000	3,437
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.050%	8/1/14	9,300	9,300
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.060%	8/1/14	25,300	25,300
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.060%	8/1/14	20,000	20,000
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.060%	8/1/14	10,050	10,050
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.060%	8/1/14	20,300	20,300
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.070%	8/1/14	19,150	19,150

New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.050%	8/7/14	5,600	5,600
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/19	1,000	1,171
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/14 (ETM)	2,720	2,753
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/14	2,890	2,925
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/15	8,000	8,489
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/16	10,115	11,168
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/16 (ETM)	24,805	27,358
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/16	18,680	20,625
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/17	2,500	2,785
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/17	16,500	17,480
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/17	20,000	22,825
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/17	7,000	7,989
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/17	20,000	22,825
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/18	7,455	8,724
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/15/18	11,950	13,998
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/19	8,560	10,152
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/19	25,115	29,786
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/20	6,395	7,595
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/20	8,925	10,599
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/20	3,090	3,708
New York City NY Trust for Cultural Resources
Revenue (American Museum of Natural
History) VRDO	0.050%	8/7/14	6,465	6,465
New York City NY Trust for Cultural Resources
Revenue (Asia Society) VRDO	0.060%	8/7/14 LOC	9,945	9,945
New York City NY Trust for Cultural Resources
Revenue (The Juilliard School) PUT	1.350%	8/1/17	6,200	6,283
New York City NY Trust for Cultural Resources
Revenue (Whitney Museum of American Art)	5.000%	7/1/17	6,250	6,984
2 New York Liberty Development Corp. Revenue
(Port Authority Consolidated Bonds) TOB
VRDO	0.080%	8/7/14	35,220	35,220
1 New York Metropolitan Transportation Authority
Revenue	0.792%	11/1/16	3,495	3,524
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/16	6,000	6,622

1 New York Metropolitan Transportation Authority
Revenue	0.932%	11/1/17	2,950	2,987
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/17	5,000	5,692
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/17	7,000	7,968
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/17	12,500	14,229
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/18	1,500	1,743
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/18	1,255	1,459
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/18	4,055	4,713
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/18	2,650	3,080
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/18	2,000	2,325
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/18	4,775	5,550
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/18	1,000	1,162
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/18	1,500	1,743
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/18	2,500	2,906
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/19	1,100	1,293
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/19	9,535	11,211
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/19	1,000	1,176
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/19	8,930	10,500
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/19	2,530	2,975
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/19	4,725	5,556
New York Metropolitan Transportation Authority
Revenue	5.500%	11/15/19 (14)	5,000	6,005
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/20	1,560	1,848
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/20	5,000	5,924
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/20	2,400	2,844
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/21	1,230	1,464
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/21	5,000	5,950
2 New York Metropolitan Transportation Authority
Revenue (Dedicated Petroleum Tax) TOB
VRDO	0.060%	8/7/14 (13)	6,805	6,805
2 New York Metropolitan Transportation Authority
Revenue (Dedicated Petroleum Tax) TOB
VRDO	0.070%	8/7/14 (13)	4,495	4,495

1 New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	1.010%	11/1/19	9,300	9,322
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.000%	11/15/20	4,600	5,473
1 New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund) PUT	0.740%	11/1/14	6,320	6,322
1 New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund) PUT	0.440%	6/1/17	20,400	20,400
1 New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund) PUT	0.640%	11/1/19	21,000	20,968
New York Metropolitan Transportation Authority
Revenue (Transit Revenue)	5.000%	11/15/17	2,500	2,846
New York Metropolitan Transportation Authority
Revenue (Transit Revenue)	5.000%	11/15/18	4,000	4,649
New York Metropolitan Transportation Authority
Revenue (Transit Revenue)	5.000%	11/15/19	3,500	4,115
New York Metropolitan Transportation Authority
Revenue (Transit Revenue) PUT	5.000%	11/15/14	52,980	53,694
1 New York Metropolitan Transportation Authority
Revenue PUT	0.502%	11/1/14	19,475	19,477
1 New York Metropolitan Transportation Authority
Revenue PUT	0.752%	11/1/15	11,925	11,979
1 New York Metropolitan Transportation Authority
Revenue PUT	0.802%	11/1/16	12,500	12,619
1 New York Metropolitan Transportation Authority
Revenue PUT	0.952%	11/1/16	15,000	15,177
1 New York Metropolitan Transportation Authority
Revenue PUT	0.575%	5/15/17 (4)	17,500	17,509
1 New York Metropolitan Transportation Authority
Revenue PUT	0.942%	11/1/17	8,880	8,994
1 New York Metropolitan Transportation Authority
Revenue PUT	0.705%	5/15/18 (4)	14,000	14,029
New York State Dormitory Authority Revenue
(Brooklyn Law School)	4.000%	7/1/17 (ETM)	2,360	2,586
New York State Dormitory Authority Revenue
(Brooklyn Law School)	5.000%	7/1/18 (ETM)	2,105	2,435
New York State Dormitory Authority Revenue
(Brooklyn Law School)	5.000%	7/1/19 (ETM)	2,180	2,562
New York State Dormitory Authority Revenue
(Cornell University) VRDO	0.070%	8/7/14	9,765	9,765
New York State Dormitory Authority Revenue
(Fordham University) PUT	5.000%	7/1/16	9,000	9,732
2 New York State Dormitory Authority Revenue
(Fordham University) TOB VRDO	0.080%	8/7/14 (13)	3,500	3,500
New York State Dormitory Authority Revenue
(Fordham University) VRDO	0.070%	8/7/14 LOC	3,330	3,330
New York State Dormitory Authority Revenue
(Mental Health Services Facilities
Improvement)	5.000%	8/15/17 (ETM)	55	62
New York State Dormitory Authority Revenue
(Mental Health Services Facilities
Improvement)	5.000%	8/15/17	6,185	6,959
New York State Dormitory Authority Revenue
(Mount Sinai Hospital Obligated Group)	5.000%	7/1/16	2,270	2,463
New York State Dormitory Authority Revenue
(Mount Sinai School of Medicine of New York
University)	5.000%	7/1/16	1,260	1,364

New York State Dormitory Authority Revenue
(Mount Sinai School of Medicine of New York
University)	5.000%	7/1/17	1,750	1,957
New York State Dormitory Authority Revenue
(Mount Sinai School of Medicine of New York
University)	5.000%	7/1/18	2,500	2,848
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish Obligated
Group)	5.000%	5/1/18	1,115	1,260
New York State Dormitory Authority Revenue
(Pace University)	5.000%	5/1/17	1,000	1,068
New York State Dormitory Authority Revenue
(Pace University)	4.000%	5/1/20	1,740	1,811
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/15	3,935	4,055
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/17 (ETM)	5	6
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/17	9,605	10,690
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/17 (ETM)	5	6
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/17	16,840	18,742
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/18	11,515	13,160
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/18	27,490	31,417
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/18	18,010	20,630
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	8/15/18	2,400	2,779
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	12/15/18	22,675	26,470
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/19	4,150	4,831
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/19	17,500	20,370
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.250%	2/15/19 (Prere.)	5	6
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	8/15/19	11,665	13,703
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/20	4,000	4,725
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	8/15/20	9,550	11,358
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/21	33,395	39,876
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	6/15/21	7,710	9,231
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.250%	2/15/22	4,995	5,856
New York State Dormitory Authority Revenue
(Rockefeller University) VRDO	0.040%	8/7/14	15,900	15,900
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/16 (4)	5,000	5,496
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/17	7,030	7,936

New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/17 (4)	3,250	3,689
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/17	2,000	2,258
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/18 (4)	5,000	5,800
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/18	2,155	2,476
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/18 (4)	2,500	2,900
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/18	1,500	1,730
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/18 (4)	1,350	1,566
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/19 (4)	6,010	7,073
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/19 (15)	1,000	1,177
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/19	5,905	6,866
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/19 (4)	3,200	3,766
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/20 (15)	1,690	2,006
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/20 (4)	1,125	1,335
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/21 (15)	1,425	1,700
New York State Dormitory Authority Revenue
(Service Contract)	5.000%	7/1/16	8,500	9,241
New York State Dormitory Authority Revenue
(Service Contract)	5.000%	7/1/17	10,510	11,809
New York State Dormitory Authority Revenue
(State University Educational Facilities)	5.000%	5/15/18	5,000	5,758
New York State Dormitory Authority Revenue
(State University Educational Facilities)	5.000%	5/15/19	3,500	4,100
New York State Dormitory Authority Revenue
(Yeshiva University)	5.000%	9/1/21	1,290	1,365
New York State Energy Research &
Development Authority Pollution Control
Revenue (New York State Electric & Gas
Corp. Project)	2.125%	3/15/15	3,000	3,025
New York State Energy Research &
Development Authority Pollution Control
Revenue (New York State Electric & Gas
Corp. Project)	2.250%	10/15/15	5,000	5,082
New York State Energy Research &
Development Authority Pollution Control
Revenue (Rochester Gas & Electric Corp.
Project) PUT	4.750%	7/1/16 (14)	2,250	2,402
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/18	4,900	5,681
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/18	10,000	11,594

New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/19	3,700	4,365
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/20	3,000	3,590
New York State GO	5.000%	3/1/19	12,715	14,901
New York State Housing Finance Agency
Affordable Housing Revenue	1.250%	5/1/18	2,500	2,503
New York State Housing Finance Agency
Affordable Housing Revenue	1.250%	5/1/18	4,750	4,759
New York State Housing Finance Agency
Revenue (Personal Income Tax) VRDO	0.040%	8/7/14	24,200	24,200
New York State Local Government Assistance
Corp. Revenue	5.000%	4/1/18	6,325	7,293
New York State Local Government Assistance
Corp. Revenue VRDO	0.060%	8/7/14	6,800	6,800
New York State Mortgage Agency Homeowner
Mortgage Revenue	2.625%	4/1/41	820	849
New York State Thruway Authority Revenue	5.000%	1/1/15 (Prere.)	2,510	2,561
New York State Thruway Authority Revenue	5.000%	1/1/19	3,700	4,277
New York State Thruway Authority Revenue	5.000%	5/1/19	103,125	119,459
New York State Thruway Authority Revenue	5.000%	1/1/20 (2)	8,400	8,566
New York State Thruway Authority Revenue	5.000%	1/1/20	1,500	1,755
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/16 (14)	7,500	7,920
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/16	40,000	43,050
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/17	18,145	20,257
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/18	3,500	4,014
New York State Thruway Authority Revenue
(Personal Income Tax)	5.000%	3/15/16	6,620	7,124
New York State Thruway Authority Revenue
(Personal Income Tax)	5.000%	3/15/18	8,440	9,668
New York State Thruway Authority Revenue
(Personal Income Tax)	5.000%	3/15/18	625	716
New York State Thruway Authority Revenue
(Personal Income Tax)	5.000%	3/15/19	500	583
New York State Urban Development Corp.
Revenue	5.000%	1/1/15	5,145	5,250
New York State Urban Development Corp.
Revenue	5.250%	1/1/17	10,095	11,251
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	12/15/15	6,685	7,132
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	12/15/16	20,000	22,154
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/18	20,000	22,909
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/19	8,030	9,363
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/20	23,430	27,712
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/20	10,145	11,999

	New York State Urban Development Corp.
	Revenue (Personal Income Tax)	5.000%	3/15/20	8,525	10,083
	New York State Urban Development Corp.
	Revenue (Personal Income Tax)	5.000%	3/15/21	24,900	29,733
	New York State Urban Development Corp.
	Revenue (Personal Income Tax)	5.000%	3/15/21	10,625	12,687
	New York State Urban Development Corp.
	Revenue (Service Contract)	5.000%	1/1/15	27,950	28,522
	New York State Urban Development Corp.
	Revenue (Service Contract)	5.000%	1/1/16	25,000	26,689
	New York State Urban Development Corp.
	Revenue (Service Contract)	5.000%	1/1/16	3,340	3,566
	New York State Urban Development Corp.
	Revenue (Service Contract)	5.000%	1/1/16	19,295	20,599
	New York State Urban Development Corp.
	Revenue (Service Contract) VRDO	0.080%	8/7/14	9,700	9,700
[1,2] Nuveen New York AMT-Free Municipal Income
	Fund iMTP	0.680%	10/1/17	17,500	17,500
	Onondaga County NY Civic Development Corp.
	Revenue (St. Joseph's Hospital & Health
	Center)	5.000%	7/1/19	500	530
	Oyster Bay NY GO	4.000%	1/15/17 (15)	1,500	1,610
3	Oyster Bay NY GO	3.250%	8/1/17	4,155	4,388
	Oyster Bay NY GO	4.000%	8/15/17 (15)	2,500	2,728
	Oyster Bay NY GO	4.000%	1/15/18 (15)	3,000	3,290
3	Oyster Bay NY GO	3.250%	8/1/18	8,560	9,071
	Oyster Bay NY GO	4.000%	8/15/18 (15)	2,000	2,194
	Oyster Bay NY GO	5.000%	1/15/19 (15)	5,140	5,905
	Oyster Bay NY GO	5.000%	8/15/19 (15)	3,125	3,626
	Oyster Bay NY GO	5.000%	1/15/20 (15)	3,105	3,605
	Oyster Bay NY GO	5.000%	8/15/20 (15)	4,350	5,085
2	Port Authority of New York & New Jersey
	Revenue TOB VRDO	0.070%	8/7/14	7,770	7,770
	Suffolk County NY Economic Development
	Corp. Revenue (Catholic Health Services)	5.000%	7/1/17	2,000	2,207
	Suffolk County NY Economic Development
	Corp. Revenue (Catholic Health Services)	5.000%	7/1/18	4,000	4,480
	Suffolk County NY Economic Development
	Corp. Revenue (Catholic Health Services)	5.000%	7/1/19	9,190	10,364
	Suffolk County NY Economic Development
	Corp. Revenue (Catholic Health Services)	5.000%	7/1/20	835	950
	Suffolk County NY GO	5.000%	2/1/18 (4)	7,805	8,872
	Suffolk County NY GO	5.000%	2/1/19 (4)	3,915	4,531
	Suffolk County NY GO	5.000%	2/1/20 (4)	4,000	4,690
	Suffolk County NY GO	5.000%	2/1/21 (4)	4,580	5,397
	Suffolk County NY RAN	1.500%	3/26/15	12,250	12,322
	Suffolk County NY TAN	1.500%	8/14/14	60,000	60,023
	Syracuse NY Industrial Development Agency
	Civic Facility Revenue (Syracuse University
	Project) VRDO	0.050%	8/7/14 LOC	23,800	23,800
	Tobacco Settlement Financing Corp. New York
	Revenue	5.000%	6/1/17	1,225	1,378
	Tobacco Settlement Financing Corp. New York
	Revenue	5.000%	6/1/17	6,500	7,309
	Tobacco Settlement Financing Corp. New York
	Revenue	5.000%	6/1/20	1,500	1,557

Tobacco Settlement Financing Corp. New York
Revenue	5.000%	6/1/20	29,615	32,053
Tobacco Settlement Financing Corp. New York
Revenue	5.000%	6/1/21	25,500	27,563
Tobacco Settlement Financing Corp. New York
Revenue	5.000%	6/1/21	10,000	11,161
Tobacco Settlement Financing Corp. New York
Revenue	5.000%	6/1/22	5,000	5,573
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/14	11,690	11,855
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/17	3,815	4,347
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	1/1/18	13,435	15,304
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/18	7,000	8,155
1 Triborough Bridge & Tunnel Authority New York
Revenue PUT	0.471%	1/1/15	3,000	2,998
1 Triborough Bridge & Tunnel Authority New York
Revenue PUT	0.622%	1/3/17	5,000	5,011
Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/16	15,200	15,475
Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/17	875	931
Utility Debt Securitization Authority New York
Revenue	5.000%	6/15/18	875	950
Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/18	500	553
Westchester County NY Health Care Corp.
Revenue	5.000%	11/1/16	8,170	8,884
Westchester County NY Health Care Corp.
Revenue	5.000%	11/1/17	8,600	9,547
Westchester County NY Health Care Corp.
Revenue	5.000%	11/1/21	4,700	5,323
Yonkers NY GO	4.000%	10/1/17	505	550
Yonkers NY GO	3.000%	7/1/18	500	528
Yonkers NY GO	3.000%	8/15/18	1,000	1,056
Yonkers NY GO	3.000%	8/15/19	885	931
Yonkers NY GO	3.000%	8/15/20	1,115	1,148
				3,004,655
North Carolina (2.3%)
Cabarrus NC COP	5.000%	1/1/16	4,555	4,851
Cary NC GO VRDO	0.070%	8/7/14	6,455	6,455
Charlotte NC Water & Sewer System Revenue	4.000%	7/1/16	1,280	1,368
Charlotte NC Water & Sewer System Revenue	5.000%	12/1/17	3,000	3,425
Charlotte NC Water & Sewer System Revenue	5.000%	12/1/18	2,625	3,067
Fayetteville NC Public Works Commission
Revenue	5.000%	3/1/17	5,000	5,563
Guilford County NC GO	5.000%	8/1/15	8,250	8,652
Guilford County NC GO	5.000%	8/1/16	5,000	5,467
Guilford County NC GO	5.000%	8/1/17	5,000	5,659
Mecklenburg County NC GO	5.000%	3/1/20	5,000	5,956
New Hanover County NC Hospital Revenue
(New Hanover Regional Medical Center
Project)	5.000%	10/1/19	1,000	1,132

New Hanover County NC Hospital Revenue
(New Hanover Regional Medical Center
Project)	5.000%	10/1/21	3,200	3,654
2 North Carolina Capital Facilities Finance Agency
Revenue (Duke University Project) TOB
VRDO	0.080%	8/1/14	6,200	6,200
North Carolina Capital Facilities Finance Agency
Solid Waste Disposal Revenue (Republic
Services, Inc. Project) PUT	0.300%	9/2/14	15,000	14,992
North Carolina Capital Improvement Revenue	5.000%	5/1/17	9,600	10,754
North Carolina Capital Improvement Revenue	5.000%	5/1/18	17,975	20,667
2 North Carolina Capital Improvement Revenue
TOB VRDO	0.060%	8/7/14	4,000	4,000
North Carolina Eastern Municipal Power Agency
Power Systems Revenue	5.000%	1/1/15	20,000	20,404
North Carolina Eastern Municipal Power Agency
Power Systems Revenue	5.000%	1/1/15	3,465	3,535
North Carolina Eastern Municipal Power Agency
Power Systems Revenue	5.000%	1/1/16	7,000	7,458
North Carolina Eastern Municipal Power Agency
Power Systems Revenue	5.000%	1/1/16	3,000	3,196
North Carolina Eastern Municipal Power Agency
Power Systems Revenue	5.000%	1/1/16	2,725	2,903
North Carolina Eastern Municipal Power Agency
Power Systems Revenue	5.000%	1/1/17	2,500	2,759
North Carolina Eastern Municipal Power Agency
Power Systems Revenue	5.000%	1/1/17	7,175	7,918
North Carolina Eastern Municipal Power Agency
Power Systems Revenue	5.000%	1/1/18	1,250	1,417
North Carolina Eastern Municipal Power Agency
Power Systems Revenue	5.000%	1/1/19	1,025	1,182
North Carolina Eastern Municipal Power Agency
Power Systems Revenue	5.000%	1/1/19	3,515	4,052
North Carolina Eastern Municipal Power Agency
Power Systems Revenue	5.000%	1/1/20	2,500	2,912
North Carolina Eastern Municipal Power Agency
Power Systems Revenue	5.000%	1/1/20	13,050	15,203
North Carolina GAN PUT	4.000%	3/1/18	21,000	22,849
North Carolina GO	5.000%	3/1/18	16,770	19,149
North Carolina GO	5.000%	5/1/18	7,050	8,130
North Carolina GO	5.000%	5/1/18	5,000	5,766
North Carolina GO	5.000%	6/1/18	20,720	23,948
North Carolina GO	5.000%	3/1/19	5,200	6,091
North Carolina GO	5.000%	5/1/19	30,000	35,269
North Carolina GO	5.000%	6/1/19	2,000	2,355
North Carolina Medical Care Commission Health
Care Facilities Revenue (Cape Fear Valley
Health System)	5.000%	10/1/19	3,350	3,828
North Carolina Medical Care Commission Health
Care Facilities Revenue (Cape Fear Valley
Health System)	5.000%	10/1/20	7,885	9,067
1 North Carolina Medical Care Commission Health
Care Facilities Revenue (Wake Forest Baptist
Obligated Group) PUT	0.800%	12/1/17	2,410	2,402
North Carolina Medical Care Commission Health
Care Facilities Revenue (WakeMed)	5.000%	10/1/17	2,000	2,258

North Carolina Medical Care Commission Health
Care Facilities Revenue (WakeMed)	5.000%	10/1/18	3,000	3,447
North Carolina Medical Care Commission
Hospital Revenue (North Carolina Baptist
Hospital)	5.000%	6/1/16	1,705	1,845
North Carolina Medical Care Commission
Hospital Revenue (North Carolina Baptist
Hospital)	5.000%	6/1/17	6,500	7,263
North Carolina Medical Care Commission
Hospital Revenue (North Carolina Baptist
Hospital)	5.000%	6/1/19	3,910	4,496
North Carolina Medical Care Commission
Hospital Revenue (Southeastern Regional
Medical Center)	4.000%	6/1/19	1,450	1,591
North Carolina Medical Care Commission
Hospital Revenue (Southeastern Regional
Medical Center)	4.000%	6/1/20	500	547
North Carolina Municipal Power Agency
Revenue	5.000%	1/1/18	20,000	22,702
North Carolina Municipal Power Agency
Revenue	5.000%	1/1/19	16,500	19,058
North Carolina Municipal Power Agency
Revenue	5.000%	1/1/20	8,500	9,946
Raleigh NC GO	5.000%	12/1/16	2,470	2,736
Raleigh NC GO	5.000%	12/1/16	2,605	2,885
Raleigh NC GO	5.000%	4/1/20	4,700	5,607
Wake County NC GO	5.000%	2/1/20	17,845	21,226
Wake County NC GO	5.000%	2/1/20	4,500	5,353
Wake County NC Public Improvement GO	5.000%	3/1/16	5,110	5,494
Wake County NC Public Improvement GO	5.000%	4/1/18	3,495	4,022
				444,131
North Dakota (0.0%)
Burleigh County ND Health Care Revenue (St.
Alexis Medical Center Project)	5.000%	7/1/21	650	734
Burleigh County ND Health Care Revenue (St.
Alexis Medical Center Project)	5.000%	7/1/22	1,200	1,336
				2,070
Ohio (3.5%)
Akron OH Bath & Copley Joint Township
Hospital District Revenue (Children's Hospital
Medical Center of Akron)	5.000%	11/15/18	1,000	1,134
Akron OH Bath & Copley Joint Township
Hospital District Revenue (Children's Hospital
Medical Center of Akron)	5.000%	11/15/25	3,450	3,854
Allen County OH Hospital Facilities Revenue
(Catholic Healthcare Partners)	5.000%	9/1/14	20,120	20,199
Allen County OH Hospital Facilities Revenue
(Catholic Healthcare Partners)	5.000%	9/1/15	10,170	10,676
Allen County OH Hospital Facilities Revenue
(Catholic Healthcare Partners)	5.000%	9/1/16	11,830	12,889
American Municipal Power Ohio Inc. Revenue
(Fremont Energy Center Project)	5.000%	2/15/18	1,480	1,684
American Municipal Power Ohio Inc. Revenue
(Fremont Energy Center Project)	5.000%	2/15/19	1,500	1,738
American Municipal Power Ohio Inc. Revenue
(Fremont Energy Center Project)	5.000%	2/15/20	2,000	2,346

American Municipal Power Ohio Inc. Revenue
(Hydroelectric Projects)	5.000%	2/15/17	6,000	6,643
2 American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project) TOB
VRDO	0.210%	8/7/14 (12)	9,315	9,315
Butler County OH Hospital Facilities Revenue
(UC Health)	5.500%	11/1/22	3,415	3,929
Butler County OH Waterworks Revenue	5.250%	12/1/21 (2)	4,000	4,199
Chillicothe OH City School District GO	5.250%	12/1/14 (Prere.)	1,745	1,775
Cleveland OH Airport System Revenue	5.000%	1/1/20	1,500	1,714
Cleveland OH Income Tax Revenue (Police &
Fire Pension Payment)	5.000%	5/15/17	1,190	1,329
Cleveland OH Water Revenue	5.000%	1/1/18	1,780	2,026
Cleveland OH Water Revenue	5.000%	1/1/19	3,100	3,589
Cleveland OH Water Revenue	5.000%	1/1/20	1,500	1,762
Cleveland OH Water Works Revenue	5.000%	1/1/18	1,000	1,138
Cleveland State University Ohio General
Receipts Revenue	5.000%	6/1/19	2,000	2,311
Cleveland-Cuyahoga County OH Port Authority
Revenue (Cleveland Museum of Art Project)	5.000%	10/1/19	6,000	7,017
Columbus OH City School District School
Facilities Construction & Improvement GO	5.250%	12/1/14 (Prere.)	2,390	2,431
Columbus OH City School District School
Facilities Construction & Improvement GO	5.250%	12/1/14 (Prere.)	2,070	2,105
Columbus OH GO	5.000%	9/1/16	5,000	5,485
Columbus OH GO	5.000%	6/1/17	7,510	8,452
Columbus OH GO	5.000%	7/1/17	7,245	8,177
Columbus OH GO	5.000%	7/1/17	5,740	6,478
Columbus OH GO	5.000%	6/1/18	8,000	9,240
Columbus OH GO	5.000%	7/1/18	7,280	8,426
Columbus OH GO	5.000%	7/1/18	4,500	5,208
Columbus OH GO	5.000%	2/15/19	1,910	2,231
Columbus OH GO	5.000%	6/1/19	3,000	3,527
Columbus OH GO	5.000%	7/1/19	6,690	7,893
Columbus OH GO	5.000%	2/15/20	1,905	2,262
Columbus OH Regional Airport Authority
Revenue (Pooled Financing Program) VRDO	0.060%	8/7/14 LOC	3,140	3,140
Cuyahoga County OH (Convention Hotel
Project) COP	5.000%	12/1/19	5,340	6,271
Cuyahoga County OH (Convention Hotel
Project) COP	5.000%	12/1/20	5,575	6,605
Cuyahoga County OH (Convention Hotel
Project) COP	5.000%	12/1/21	4,075	4,839
Cuyahoga County OH Economic Development
Revenue (Med Mart/Convention Center
Project)	5.000%	12/1/19	7,000	8,136
Dayton OH City School District GO	5.000%	11/1/19	3,500	4,105
Dayton OH City School District GO	5.000%	11/1/20	5,000	5,905
Fairfield County OH Hospital Facilities Revenue
(Fairfield Medical Center)	5.000%	6/15/21	1,045	1,157
Fairfield County OH Hospital Facilities Revenue
(Lancaster-Fairfield Community Hospital)	5.375%	6/15/15 (14)	1,050	1,088
Franklin County OH Hospital Facilities Revenue
(OhioHealth Corp.) PUT	5.000%	7/12/17	7,500	8,398
Franklin County OH Hospital Revenue
(Nationwide Hospital) VRDO	0.040%	8/7/14	5,500	5,500

Franklin County OH Revenue (Trinity Health
Credit Group)	5.000%	6/1/19	4,035	4,184
Franklin County OH Revenue (Trinity Health
Credit Group)	5.000%	6/1/21	4,465	4,623
Hamilton County OH Hospital Facilities Revenue
(Cincinnati Children's Hospital)	4.000%	5/15/17	785	854
Hamilton County OH Hospital Facilities Revenue
(Cincinnati Children's Hospital)	5.000%	5/15/18	450	514
Hamilton County OH Hospital Facilities Revenue
(Cincinnati Children's Hospital)	5.000%	5/15/19	1,000	1,158
Hamilton County OH Hospital Facilities Revenue
(Cincinnati Children's Hospital)	5.000%	5/15/20	1,000	1,174
Hamilton County OH Hospital Facilities Revenue
(Cincinnati Children's Hospital)	5.000%	5/15/21	1,000	1,184
Hamilton County OH Hospital Facilities Revenue
(Cincinnati Children's Hospital)	5.000%	5/15/22	500	590
Hamilton County OH Hospital Facilities Revenue
(UC Health)	4.000%	2/1/18	525	571
Hamilton County OH Hospital Facilities Revenue
(UC Health)	5.000%	2/1/19	750	849
Hamilton County OH Hospital Facilities Revenue
(UC Health)	5.000%	2/1/20	800	915
Hamilton County OH Hospital Facilities Revenue
(UC Health)	5.000%	2/1/22	500	575
Hilliard OH School District GO	0.000%	12/1/14 (14)	2,720	2,718
Hilliard OH School District GO	0.000%	12/1/15 (14)	3,720	3,700
JobsOhio Beverage System Statewide Liquor
Profits Revenue	5.000%	1/1/18	540	612
JobsOhio Beverage System Statewide Liquor
Profits Revenue	5.000%	1/1/20	14,225	16,644
JobsOhio Beverage System Statewide Liquor
Profits Revenue	5.000%	1/1/21	2,260	2,657
Kent State University OH Revenue	5.000%	5/1/17	500	558
Kent State University OH Revenue	5.000%	5/1/20	1,650	1,937
Lorain County OH Hospital Facilities Revenue
(Catholic Healthcare Partners)	5.000%	4/1/15 (4)	5,200	5,365
2 Lorain County OH Hospital Facilities Revenue
(Catholic Healthcare Partners) TOB VRDO	0.080%	8/7/14	10,500	10,500
2 Lorain County OH Hospital Facilities Revenue
(Catholic Healthcare Partners) TOB VRDO	0.110%	8/7/14 (4)	7,715	7,715
Marysville OH Exempt Village School District
COP	5.250%	6/1/15 (Prere.)	3,000	3,126
2 Montgomery County OH Revenue (Catholic
Health Initiatives) TOB VRDO	0.260%	8/7/14	3,990	3,990
Montgomery County OH Revenue (Miami Valley
Hospital) VRDO	0.040%	8/1/14	3,190	3,190
Ohio Air Quality Development Authority Pollution
Control Revenue (FirstEnergy Generation
Corp. Project) PUT	3.375%	7/1/15	5,000	5,073
Ohio Building Authority Revenue (Administration
Building Fund)	5.250%	10/1/15 (14)	11,780	12,472
Ohio Building Authority Revenue (Administration
Building Fund)	5.000%	10/1/18	1,750	2,033
Ohio Building Authority Revenue (Adult
Correctional Building)	5.000%	10/1/15	1,200	1,267
Ohio Building Authority Revenue (Adult
Correctional Building)	5.250%	10/1/16 (14)	14,830	16,377

Ohio Building Authority Revenue (Highway
Safety Building)	5.000%	10/1/14	1,165	1,174
Ohio Building Authority Revenue (Highway
Safety Building)	5.000%	10/1/14	2,300	2,319
Ohio Building Authority Revenue (Highway
Safety Building)	5.000%	10/1/15	1,225	1,293
Ohio Building Authority Revenue (Highway
Safety Building)	5.000%	10/1/15	2,420	2,555
Ohio Building Authority Revenue (Highway
Safety Building)	5.000%	10/1/16	1,285	1,412
Ohio Building Authority Revenue (Highway
Safety Building)	5.000%	10/1/16	2,540	2,791
Ohio Building Authority Revenue (Highway
Safety Building)	5.000%	10/1/16	1,650	1,813
Ohio Building Authority Revenue (Highway
Safety Building)	5.000%	10/1/17	1,040	1,183
Ohio Building Authority Revenue (Highway
Safety Building)	5.000%	10/1/17	2,670	3,037
Ohio Building Authority Revenue (Highway
Safety Building)	5.000%	10/1/20	1,265	1,506
Ohio Capital Facilities Lease Appropriation
Revenue	5.000%	4/1/19	1,395	1,625
Ohio GO	5.000%	9/15/14	5,920	5,955
Ohio GO	5.000%	9/15/15	5,000	5,271
Ohio GO	5.000%	9/15/16	10,000	10,986
Ohio GO	5.000%	9/15/17	19,680	22,334
Ohio GO	5.000%	5/1/18	10,960	12,624
Ohio GO	5.000%	9/15/18	10,000	11,625
Ohio GO	5.000%	9/15/18	5,000	5,812
Ohio GO	5.000%	5/1/19	6,680	7,826
Ohio GO	5.000%	5/1/19	5,000	5,865
Ohio GO	5.000%	9/15/19	5,000	5,899
Ohio GO	5.000%	5/1/20	12,080	14,376
Ohio GO	5.000%	9/15/20	26,315	31,435
Ohio GO	5.000%	5/1/21	2,645	3,184
Ohio Higher Education GO	5.000%	11/1/14	4,250	4,302
2 Ohio Higher Educational Facility Commission
Revenue (Cleveland Clinic Health System
Obligated Group) TOB VRDO	0.070%	8/7/14	2,200	2,200
Ohio Higher Educational Facility Commission
Revenue (Cleveland Clinic Health System
Obligated Group) VRDO	0.050%	8/1/14	7,200	7,200
2 Ohio Hospital Revenue (Cleveland Clinic Health
System Obligated Group) TOB VRDO	0.070%	8/7/14	6,745	6,745
2 Ohio Hospital Revenue (Cleveland Clinic Health
System Obligated Group) TOB VRDO	0.070%	8/7/14	2,850	2,850
2 Ohio Hospital Revenue (Cleveland Clinic Health
System Obligated Group) TOB VRDO	0.070%	8/7/14	4,995	4,995
Ohio Hospital Revenue (University Hospitals
Health System Inc.)	5.000%	1/15/19	1,595	1,813
Ohio Infrastructure Improvement GO	5.000%	9/1/14	6,055	6,080
Ohio Infrastructure Improvement GO	5.000%	9/1/15	8,600	9,051
Ohio Infrastructure Improvement GO	5.000%	9/1/16	3,210	3,521
Ohio Infrastructure Improvement GO	5.000%	8/1/18	3,450	3,991
Ohio Major New State Infrastructure Project
Revenue	5.000%	12/15/17	1,500	1,705

Ohio Major New State Infrastructure Project
Revenue	5.000%	12/15/17	8,635	9,815
Ohio Major New State Infrastructure Project
Revenue	4.000%	12/15/18	2,750	3,080
Ohio Major New State Infrastructure Project
Revenue	4.000%	12/15/19	2,450	2,749
Ohio State University General Receipts
Revenue	5.000%	12/1/14 (ETM)	300	305
Ohio State University General Receipts
Revenue	5.000%	12/1/14	2,700	2,744
Ohio State University General Receipts
Revenue	5.000%	12/1/16 (ETM)	355	393
Ohio State University General Receipts
Revenue	5.000%	12/1/16	3,160	3,496
Ohio State University General Receipts
Revenue	5.000%	12/1/17 (ETM)	280	320
Ohio State University General Receipts
Revenue	5.000%	12/1/17	4,720	5,389
Ohio State University General Receipts
Revenue	5.000%	12/1/19	1,440	1,654
Ohio Turnpike Commission Turnpike Revenue	5.000%	2/15/15	3,500	3,593
Ohio Water Development Authority Drinking
Water Assistance Fund Revenue	5.000%	6/1/17	4,500	5,062
2 Ohio Water Development Authority Fresh Water
Revenue TOB VRDO	0.210%	8/7/14	17,790	17,790
Ohio Water Development Authority Pollution
Control Revenue (Water Quality)	5.000%	12/1/18	1,105	1,295
Ohio Water Development Authority Pollution
Control Revenue (Water Quality)	5.000%	6/1/20	10,205	12,185
Ohio Water Development Authority Pollution
Control Revenue (Water Quality)	5.000%	12/1/20	7,500	9,019
Ohio Water Development Authority Water
Pollution Control Loan Fund Revenue	5.000%	12/1/17	1,000	1,144
Ohio Water Development Authority Water
Pollution Control Loan Fund Revenue	5.000%	6/1/19	1,695	1,996
Olentangy OH Local School District GO	5.000%	6/1/16 (Prere.)	1,235	1,341
Penta Career Center Ohio COP	5.000%	4/1/19	2,470	2,817
Penta Career Center Ohio COP	5.000%	4/1/20	1,095	1,260
Ross County OH Hospital Facilities Revenue
(Adena Health System)	5.750%	12/1/22	4,750	5,520
Toledo OH City School District GO	5.000%	12/1/18	3,055	3,545
Toledo OH City School District GO	5.000%	12/1/19	2,220	2,601
University of Cincinnati Ohio General Receipts
Revenue	5.000%	6/1/18	1,585	1,827
University of Toledo Ohio General Receipts
Revenue	5.000%	6/1/15	1,435	1,490
University of Toledo Ohio General Receipts
Revenue	5.000%	6/1/16	3,430	3,701
University of Toledo Ohio General Receipts
Revenue	5.000%	6/1/17	1,855	2,068
University of Toledo Ohio General Receipts
Revenue	5.000%	6/1/19	2,805	3,230
Warren County OH Health Care Facilities
Improvement Revenue (Otterbein Homes
Project)	5.000%	7/1/19	1,750	1,921

Warren County OH Health Care Facilities
Improvement Revenue (Otterbein Homes
Project)	5.000%	7/1/20	2,550	2,811
Warren County OH Health Care Facilities
Improvement Revenue (Otterbein Homes
Project)	5.000%	7/1/21	2,495	2,742
				682,707
Oklahoma (0.1%)
Cleveland County OK Educational Facilities
Authority Lease Revenue (Norman Public
Schools Project)	5.000%	7/1/17	760	852
Cleveland County OK Educational Facilities
Authority Lease Revenue (Norman Public
Schools Project)	5.000%	7/1/18	1,325	1,516
Cleveland County OK Educational Facilities
Authority Lease Revenue (Norman Public
Schools Project)	5.000%	7/1/19	2,250	2,610
Oklahoma Capitol Improvement Authority
Facilities Revenue	5.000%	9/1/14 (Prere.)	9,035	9,072
Oklahoma City OK Water Utilities Trust Water &
Sewer Revenue	5.000%	7/1/18	1,000	1,158
Oklahoma Development Finance Authority
Health System Revenue (Integris Baptist)	5.000%	8/15/14	4,900	4,909
Oklahoma Development Finance Authority
Health System Revenue (Integris Baptist)	5.000%	8/15/15	4,670	4,898
				25,015
Oregon (0.6%)
Oregon Department of Administrative Services
COP	5.000%	5/1/15	4,160	4,312
Oregon Department of Administrative Services
COP	5.000%	5/1/16	3,190	3,453
Oregon Department of Administrative Services
Lottery Revenue	5.000%	4/1/16	2,185	2,357
Oregon Department of Administrative Services
Lottery Revenue	4.000%	4/1/17	2,000	2,184
2 Oregon Department of Administrative Services
Lottery Revenue TOB VRDO	0.070%	8/7/14	5,000	5,000
Oregon Department of Transportation Highway
User Tax Revenue	5.000%	11/15/14	5,880	5,963
Oregon Facilities Authority Revenue (Legacy
Health Project)	5.000%	5/1/16	2,600	2,804
Oregon Facilities Authority Revenue (Legacy
Health Project)	5.000%	5/1/17	3,090	3,444
Oregon Facilities Authority Revenue (Legacy
Health Project)	5.000%	5/1/18	3,500	3,995
Oregon Facilities Authority Revenue
(PeaceHealth)	5.000%	11/1/14	1,000	1,012
Oregon Facilities Authority Revenue
(PeaceHealth)	5.000%	3/15/15	1,500	1,541
Oregon Facilities Authority Revenue
(PeaceHealth)	5.000%	11/1/15	1,000	1,058
Oregon Facilities Authority Revenue
(PeaceHealth)	5.000%	3/15/16	1,700	1,816
Oregon Facilities Authority Revenue
(PeaceHealth)	5.000%	11/1/16	2,000	2,197

Oregon Facilities Authority Revenue
(PeaceHealth)	5.000%	11/15/19	1,000	1,167
Oregon Facilities Authority Revenue
(PeaceHealth)	5.000%	11/15/20	1,275	1,504
1 Oregon Facilities Authority Revenue
(Providence Health & Services) PUT	0.940%	10/1/17	8,750	8,786
1 Oregon Facilities Authority Revenue
(Providence Health & Services) PUT	1.060%	9/15/18	10,000	10,042
Oregon Facilities Authority Revenue (Reed
College Projects) VRDO	0.080%	8/7/14	6,335	6,335
Oregon GO	5.000%	8/1/18	3,215	3,732
Oregon Housing & Community Service
Department Single Family Mortgage Revenue	4.000%	7/1/44	5,145	5,638
Tri-County Metropolitan Transportation District
of Oregon Capital Grant Receipt Revenue	3.000%	11/1/16	10,500	10,712
Tri-County Metropolitan Transportation District
of Oregon Capital Grant Receipt Revenue	4.000%	11/1/17	8,300	8,804
Tri-County Metropolitan Transportation District
of Oregon Capital Grant Receipt Revenue	5.000%	10/1/18	3,000	3,462
Tri-County Metropolitan Transportation District
of Oregon Capital Grant Receipt Revenue	3.000%	11/1/18	4,250	4,518
Tri-County Metropolitan Transportation District
of Oregon Capital Grant Receipt Revenue	5.000%	11/1/18	5,000	5,582
				111,418
Pennsylvania (6.3%)
Allegheny County PA GO	5.000%	11/1/14	2,895	2,930
3 Allegheny County PA GO	4.000%	12/1/16	17,830	19,251
3 Allegheny County PA GO	5.000%	12/1/18	7,000	8,110
3 Allegheny County PA GO	5.000%	12/1/19	5,250	6,146
Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center)	5.000%	9/1/14	36,120	36,267
Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center)	5.000%	5/15/16	17,175	18,558
Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center)	5.000%	5/15/17	22,750	25,330
Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center)	5.000%	10/15/17	1,000	1,128
Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center)	5.000%	10/15/18	1,000	1,155
Allegheny County PA Port Authority Revenue	5.000%	3/1/17	2,500	2,768
Allegheny County PA Sanitary Authority Sewer
Revenue	5.000%	6/1/18 (4)	3,000	3,426
Allegheny County PA Sanitary Authority Sewer
Revenue	5.000%	12/1/18 (4)	3,685	4,253
Beaver County PA Industrial Development
Authority Pollution Control Revenue
(FirstEnergy Generation Project) PUT	2.500%	6/1/17	17,250	17,500
Berks County PA GO	0.000%	11/15/14 (14)	8,615	8,608
Chester County PA GO	5.000%	5/15/15 (Prere.)	13,355	13,864

Clarion County PA Industrial Development
Authority Revenue (Clarion University
Foundation Inc. Student Housing Project)
BAN	1.050%	5/1/16	2,500	2,503
Commonwealth Financing Authority
Pennsylvania Revenue	5.000%	6/1/18	670	767
Commonwealth Financing Authority
Pennsylvania Revenue	5.000%	6/1/19	500	581
Cumberland County PA Municipal Authority
Revenue (Diakon Lutheran Social Ministries
Project)	5.000%	1/1/16	2,700	2,855
Delaware County PA Authority Hospital
Revenue (Crozer-Keystone Obligated Group)	5.000%	12/15/14	1,165	1,179
Delaware County PA Authority Hospital
Revenue (Crozer-Keystone Obligated Group)	5.000%	12/15/14	3,280	3,319
Delaware County PA Authority Hospital
Revenue (Crozer-Keystone Obligated Group)	5.000%	12/15/15	1,140	1,185
Delaware County PA Authority Hospital
Revenue (Crozer-Keystone Obligated Group)	5.000%	12/15/15	3,440	3,575
Delaware County PA Authority Hospital
Revenue (Crozer-Keystone Obligated Group)	5.000%	12/15/16	1,175	1,248
Delaware County PA Authority Hospital
Revenue (Crozer-Keystone Obligated Group)	5.000%	12/15/16	3,510	3,729
Delaware County PA Authority University
Revenue (Villanova University)	5.000%	8/1/18	300	347
3 Delaware County PA Authority University
Revenue (Villanova University)	5.000%	8/1/19	600	704
Delaware County PA Authority University
Revenue (Villanova University)	5.000%	8/1/19	240	282
3 Delaware County PA Authority University
Revenue (Villanova University)	5.000%	8/1/20	500	592
3 Delaware County PA Authority University
Revenue (Villanova University)	5.000%	8/1/21	700	834
3 Delaware County PA Authority University
Revenue (Villanova University)	5.000%	8/1/22	400	479
Delaware County PA Industrial Development
Authority Solid Waste Revenue (Scott Paper
Co.) VRDO	0.080%	8/7/14	8,000	8,000
Delaware County PA Industrial Development
Authority Solid Waste Revenue (Scott Paper
Co.) VRDO	0.080%	8/7/14	4,500	4,500
Delaware River Joint Toll Bridge Commission
Pennsylvania & New Jersey Revenue	5.500%	7/1/19 (14)	1,300	1,541
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/17	1,065	1,172
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/18	1,230	1,382
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/19	1,745	1,985
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/20	7,320	8,383
Delaware River Port Authority Pennsylvania &
New Jersey Revenue VRDO	0.050%	8/7/14 LOC	4,800	4,800
Lancaster County PA Solid Waste Management
Authority Solid Waste Disposal System
Revenue	5.000%	12/15/18	1,625	1,884

Lancaster County PA Solid Waste Management
Authority Solid Waste Disposal System
Revenue	5.000%	12/15/20	2,850	3,348
Monroeville PA Finance Authority Revenue
(UPMC Health System)	4.000%	2/15/17	750	809
Monroeville PA Finance Authority Revenue
(UPMC Health System)	4.000%	2/15/18	1,250	1,369
Monroeville PA Finance Authority Revenue
(UPMC Health System)	5.000%	2/15/19	1,000	1,152
Montgomery County PA Higher Education &
Health Authority Hospital Revenue (Abington
Memorial Hospital)	5.000%	6/1/15	4,120	4,269
Montgomery County PA Higher Education &
Health Authority Hospital Revenue (Abington
Memorial Hospital)	5.000%	6/1/16	10,510	11,318
Montgomery County PA Higher Education &
Health Authority Hospital Revenue (Abington
Memorial Hospital)	5.000%	6/1/18	1,000	1,132
Montgomery County PA Higher Education &
Health Authority Hospital Revenue (Abington
Memorial Hospital)	5.000%	6/1/19	3,300	3,773
Montgomery County PA Higher Education &
Health Authority Hospital Revenue (Abington
Memorial Hospital)	5.000%	6/1/20	3,250	3,745
Montgomery County PA Industrial Development
Authority Retirement Community Revenue
(ACTS Retirement- Life Communities
Obligated Group)	5.000%	11/15/14	1,570	1,588
Montgomery County PA Industrial Development
Authority Retirement Community Revenue
(ACTS Retirement- Life Communities
Obligated Group)	5.250%	11/15/15	1,120	1,178
North Hills PA School District GO	5.250%	12/15/15 (Prere.)	5,030	5,377
1 Northampton County PA General Purpose
Authority Hospital Revenue (St. Luke's
Hospital Project) PUT	1.460%	8/15/20	8,125	8,029
Pennsylvania Convention Center Authority
Revenue	6.700%	9/1/16 (ETM)	10,980	11,767
Pennsylvania Economic Development Financing
Authority Exempt Facilities Revenue (PPL
Energy Supply LLC Project) PUT	3.000%	9/1/15	8,250	8,397
Pennsylvania Economic Development Financing
Authority Exempt Facilities Revenue (PPL
Energy Supply LLC Project) PUT	3.000%	9/1/15	5,000	5,089
Pennsylvania Economic Development Financing
Authority Exempt Facilities Revenue (PPL
Energy Supply LLC Project) PUT	3.000%	9/1/15	4,250	4,326
Pennsylvania Economic Development Financing
Authority Solid Waste Disposal Revenue
(Republic Services Inc. Project) PUT	0.300%	10/1/14	4,185	4,185
Pennsylvania Economic Development Financing
Authority Solid Waste Disposal Revenue
(Waste Management Inc. Project) PUT	3.700%	5/1/15	7,000	7,175
Pennsylvania Economic Development Financing
Authority Solid Waste Disposal Revenue
(Waste Management Inc. Project) PUT	1.750%	12/1/15	4,250	4,318

Pennsylvania Economic Development Financing
Authority Unemployment Compensation
Revenue	5.000%	7/1/18	27,000	31,228
Pennsylvania Economic Development Financing
Authority Unemployment Compensation
Revenue	5.000%	7/1/21	19,775	22,368
Pennsylvania Economic Development Financing
Authority Unemployment Compensation
Revenue	5.000%	1/1/23	5,000	5,309
Pennsylvania GO	5.000%	9/1/14	43,500	43,678
Pennsylvania GO	5.000%	3/1/15	20,000	20,567
Pennsylvania GO	5.250%	7/1/15	28,630	29,970
Pennsylvania GO	5.000%	2/15/16	12,105	12,981
Pennsylvania GO	5.000%	7/1/16	5,355	5,830
Pennsylvania GO	5.000%	11/1/16	4,700	5,183
Pennsylvania GO	5.000%	6/1/17	3,060	3,439
Pennsylvania GO	5.000%	7/1/17	4,155	4,681
Pennsylvania GO	5.000%	7/15/17	15,005	16,928
Pennsylvania GO	5.000%	10/15/17	8,500	9,666
Pennsylvania GO	5.000%	10/15/18	10,000	11,625
Pennsylvania GO	5.000%	4/1/19	30,390	35,405
Pennsylvania GO	5.000%	5/1/19	5,000	5,835
Pennsylvania GO	5.000%	6/1/19	15,000	17,535
Pennsylvania GO	5.000%	7/1/19	10,000	11,710
Pennsylvania GO	5.000%	7/1/19	9,900	11,593
Pennsylvania GO	5.000%	4/1/20	7,450	8,793
Pennsylvania GO	5.000%	6/15/20	21,120	24,999
Pennsylvania GO	5.000%	7/1/20	20,925	24,783
Pennsylvania GO	5.000%	10/15/20	22,345	26,563
Pennsylvania GO	5.000%	6/1/23	3,000	3,569
2 Pennsylvania GO TOB VRDO	0.070%	8/7/14	6,500	6,500
Pennsylvania Higher Education Assistance
Agency Revenue	5.000%	12/15/17	2,205	2,497
Pennsylvania Higher Education Assistance
Agency Revenue	5.000%	12/15/18	3,490	4,021
Pennsylvania Higher Education Assistance
Agency Revenue	5.000%	12/15/19	2,490	2,895
Pennsylvania Higher Educational Facilities
Authority Revenue (AICUP Financing
Program - Delaware Valley College Project)	5.000%	11/1/18	1,075	1,174
Pennsylvania Higher Educational Facilities
Authority Revenue (Higher Education System)	5.000%	6/15/17	4,655	5,229
Pennsylvania Higher Educational Facilities
Authority Revenue (Higher Education System)	5.000%	6/15/19	4,445	5,187
Pennsylvania Higher Educational Facilities
Authority Revenue (La Salle University)	5.000%	5/1/18	1,000	1,108
Pennsylvania Higher Educational Facilities
Authority Revenue (La Salle University)	5.000%	5/1/19	1,850	2,072
Pennsylvania Higher Educational Facilities
Authority Revenue (St. Joseph's University)	5.000%	11/1/17	1,060	1,190
Pennsylvania Higher Educational Facilities
Authority Revenue (St. Joseph's University)	5.000%	11/1/18	700	798
2 Pennsylvania Higher Educational Facilities
Authority Revenue (Trustees of the University
of Pennsylvania) TOB VRDO	0.070%	8/7/14	4,740	4,740

Pennsylvania Higher Educational Facilities
Authority Revenue (University of Pennsylvania
Health System)	5.000%	8/15/14 (2)	9,610	9,628
Pennsylvania Higher Educational Facilities
Authority Revenue (University of Pennsylvania
Health System)	5.000%	5/15/20	8,000	9,298
Pennsylvania Higher Educational Facilities
Authority Revenue (University of Pittsburgh
Medical Center)	5.000%	5/15/16	3,735	4,034
Pennsylvania Higher Educational Facilities
Authority Revenue (University of Pittsburgh
Medical Center)	5.000%	5/15/17	9,740	10,836
Pennsylvania Intergovernmental Cooperation
Authority Special Tax Revenue (Philadelphia
Funding Program)	5.000%	6/15/16	3,000	3,258
Pennsylvania State University Revenue	5.000%	3/1/20	1,500	1,746
Pennsylvania Turnpike Commission Motor
License Fund Revenue	5.000%	12/1/19	1,020	1,192
2 Pennsylvania Turnpike Commission Oil
Franchise Tax Revenue TOB VRDO	0.080%	8/7/14	8,500	8,500
Pennsylvania Turnpike Commission Registration
Fee Revenue VRDO	0.060%	8/7/14 (4)	16,125	16,125
Pennsylvania Turnpike Commission Registration
Fee Revenue VRDO	0.070%	8/7/14 (4)	3,075	3,075
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/15 (12)	1,055	1,097
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/15	5,500	5,716
1 Pennsylvania Turnpike Commission Revenue	0.460%	12/1/15	22,000	22,034
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/16 (12)	5,170	5,597
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/16	6,680	7,216
1 Pennsylvania Turnpike Commission Revenue	0.610%	12/1/16	8,000	8,029
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/17	3,515	3,976
1 Pennsylvania Turnpike Commission Revenue	0.660%	12/1/18	8,750	8,746
1 Pennsylvania Turnpike Commission Revenue	0.740%	12/1/18	10,000	10,050
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/18	3,240	3,727
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/18	1,150	1,323
1 Pennsylvania Turnpike Commission Revenue	0.760%	12/1/19	15,000	14,984
1 Pennsylvania Turnpike Commission Revenue	1.210%	12/1/19	20,000	20,242
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/19	1,175	1,368
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/19	1,015	1,182
1 Pennsylvania Turnpike Commission Revenue	0.940%	12/1/20	20,000	20,083
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/20	1,805	2,114
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/21	5,000	5,677
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/21	1,000	1,168
Philadelphia PA Airport Parking Authority
Revenue	5.000%	9/1/14	2,355	2,364
Philadelphia PA Airport Parking Authority
Revenue	5.000%	9/1/15	4,570	4,792
Philadelphia PA Gas Works Revenue	5.375%	7/1/15 (4)	2,880	3,010
Philadelphia PA Gas Works Revenue	5.375%	7/1/18 (4)	2,780	3,195
Philadelphia PA GO	5.000%	8/1/14 (4)	20,385	20,385
Philadelphia PA GO	5.000%	7/15/16	1,120	1,218
Philadelphia PA GO	5.000%	7/15/17	1,000	1,125
Philadelphia PA GO	5.000%	12/15/17 (4)	5,555	6,284
Philadelphia PA GO	5.000%	7/15/18	2,000	2,298
Philadelphia PA GO	5.000%	7/15/19	1,410	1,637
Philadelphia PA GO	5.000%	8/1/19 (14)	7,735	8,387
Philadelphia PA GO	5.000%	8/1/24 (12)	2,000	2,203

Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue (Temple
University Health System Obligated Group)	5.000%	7/1/15	1,500	1,531
Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue (Temple
University Health System Obligated Group)	5.000%	7/1/16	1,995	2,072
Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue (Temple
University Health System Obligated Group)	5.000%	7/1/17	2,325	2,447
Philadelphia PA Municipal Authority Revenue	5.000%	11/15/18	2,500	2,882
Philadelphia PA School District GO	5.000%	9/1/18	2,780	3,140
Philadelphia PA Water & Waste Water Revenue	5.250%	12/15/14 (2)	3,645	3,704
Philadelphia PA Water & Waste Water Revenue	5.000%	8/1/15 (ETM)	1,500	1,572
Philadelphia PA Water & Waste Water Revenue	5.000%	6/15/16	20,000	21,737
Philadelphia PA Water & Waste Water Revenue	5.000%	6/15/19 (4)	2,500	2,919
Philadelphia PA Water & Waste Water Revenue	5.000%	7/1/19	1,000	1,171
Philadelphia PA Water & Waste Water Revenue	5.000%	1/1/20	7,165	8,400
Philadelphia PA Water & Waste Water Revenue	5.000%	7/1/20	2,000	2,360
Philadelphia PA Water & Waste Water Revenue	5.000%	7/1/21	1,000	1,184
Pittsburgh & Allegheny County PA Sports &
Exhibition Authority Lease Revenue VRDO	0.090%	8/7/14 (4)	77,125	77,125
Pittsburgh PA Water & Sewer Authority
Revenue	5.000%	9/1/19 (4)	2,500	2,897
Pittsburgh PA Water & Sewer Authority
Revenue	5.000%	9/1/20 (4)	3,385	3,945
Pittsburgh PA Water & Sewer Authority
Revenue VRDO	0.090%	8/7/14 (4)	33,800	33,800
Reading PA School District GO	5.000%	4/1/19	6,230	6,931
Southcentral Pennsylvania General Authority
Revenue (WellSpan Health Obligated Group)	5.500%	6/1/15	5,000	5,216
University of Pittsburgh of the Commonwealth
System of Higher Education Pennsylvania
Revenue (University Capital Project)	5.500%	9/15/20	1,030	1,224
West Chester University Pennsylvania Student
Housing Revenue BAN	1.600%	2/1/15	2,250	2,253
Westmoreland County PA Industrial
Development Authority Revenue (Excela
Health Project)	4.000%	7/1/15	1,440	1,483
Westmoreland County PA Industrial
Development Authority Revenue (Excela
Health Project)	5.000%	7/1/16	2,010	2,150
York County PA Solid Waste & Refuse Authority
Revenue	5.500%	12/1/14 (14)	4,050	4,120
				1,216,295
Rhode Island (0.1%)
Rhode Island & Providence Plantations GO	5.000%	11/15/16 (14)	2,000	2,209
Rhode Island Economic Development Corp.
Airport Revenue	5.000%	7/1/19	700	785
Rhode Island Economic Development Corp.
Airport Revenue	5.000%	7/1/20	1,165	1,311
Rhode Island Economic Development Corp.
Airport Revenue	5.000%	7/1/21	1,355	1,526
Rhode Island Health & Educational Building
Corp. Hospital Financing Revenue (Care New
England Health System Obligated Group)	5.000%	9/1/18	1,325	1,461

Rhode Island Health & Educational Building
Corp. Hospital Financing Revenue (Care New
England Health System Obligated Group)	5.000%	9/1/19	1,650	1,819
Rhode Island Health & Educational Building
Corp. Hospital Financing Revenue (Care New
England Health System Obligated Group)	5.000%	9/1/20	1,455	1,594
Rhode Island Health & Educational Building
Corp. Hospital Financing Revenue (Care New
England Health System Obligated Group)	5.000%	9/1/21	1,650	1,786
Rhode Island Health & Educational Building
Corp. Providence Public Schools Revenue
(Providence Public Buildings Authority)	5.000%	5/15/19	1,255	1,416
Rhode Island Health & Educational Building
Corp. Providence Public Schools Revenue
(Providence Public Buildings Authority)	5.000%	5/15/20	2,760	3,129
Rhode Island Health & Educational Building
Corp. Providence Public Schools Revenue
(Providence Public Buildings Authority)	5.000%	5/15/21	2,000	2,271
				19,307
South Carolina (1.1%)
Berkeley County SC School District Revenue	5.000%	12/1/17	600	678
Berkeley County SC School District Revenue	5.000%	12/1/18	1,000	1,150
Berkeley County SC School District Revenue	5.000%	12/1/20	1,000	1,164
Charleston County SC GO	5.000%	11/1/17	1,045	1,192
Charleston County SC GO	5.000%	11/1/17	6,485	7,396
Charleston County SC GO	5.000%	11/1/18	7,085	8,274
Charleston SC Educational Excellence
Financing Corp. Revenue (Charleston County
School District, South Carolina Project)	5.000%	12/1/19	2,000	2,358
1 Charleston SC Waterworks & Sewer Capital
Improvement Revenue PUT	0.779%	1/1/18	8,700	8,707
Greenville County SC Hospital Revenue
(Greenville Hospital System)	5.000%	5/1/15	7,380	7,633
Greenville County SC School District GO	5.500%	12/1/16	13,450	15,025
2 Greenville County SC School District Installment
Revenue TOB VRDO	0.110%	8/7/14	7,440	7,440
2 Greenwood SC Metropolitan Sewer System
Revenue TOB VRDO	0.110%	8/7/14 (4)	5,625	5,625
Lexington County SC Health Services District
Inc. Hospital Revenue	5.000%	11/1/17	2,660	2,998
Lexington County SC Health Services District
Inc. Hospital Revenue	5.000%	11/1/18	1,345	1,549
Myrtle Beach SC Hospitality Fee Revenue	5.000%	6/1/20	500	579
Myrtle Beach SC Hospitality Fee Revenue	5.000%	6/1/21	1,000	1,164
Oconee County SC Pollution Control Facilities
Revenue (Duke Energy Carolinas Project)	3.600%	2/1/17	15,100	16,157
Piedmont SC Municipal Power Agency Revenue	5.000%	1/1/16	8,100	8,622
Piedmont SC Municipal Power Agency Revenue	5.000%	1/1/17	7,225	7,970
South Carolina Jobs Economic Development
Authority Hospital Revenue (AnMed Health
Project)	5.000%	2/1/16	2,000	2,127
South Carolina Jobs Economic Development
Authority Hospital Revenue (AnMed Health
Project)	5.000%	2/1/17	2,320	2,548
South Carolina Jobs Economic Development
Authority Hospital Revenue (Palmetto Health)	5.000%	8/1/17	300	327

South Carolina Jobs Economic Development
Authority Hospital Revenue (Palmetto Health)	5.000%	8/1/18	500	551
South Carolina Jobs Economic Development
Authority Hospital Revenue (Palmetto Health)	5.000%	8/1/19	1,000	1,103
South Carolina Jobs Economic Development
Authority Hospital Revenue (Palmetto Health)	5.000%	8/1/20	2,000	2,211
South Carolina Jobs Economic Development
Authority Revenue (Bon Secours Health
System Inc.)	4.500%	11/1/17	1,000	1,104
South Carolina Jobs Economic Development
Authority Revenue (Bon Secours Health
System Inc.)	5.000%	11/1/18	1,500	1,707
South Carolina Jobs Economic Development
Authority Revenue (Bon Secours Health
System Inc.)	5.000%	11/1/19	1,000	1,147
South Carolina Jobs Economic Development
Authority Revenue (Bon Secours Health
System Inc.)	5.000%	11/1/20	1,750	2,027
South Carolina Ports Authority Revenue	5.000%	7/1/17	1,535	1,715
South Carolina Public Service Authority
Revenue	5.000%	1/1/16	5,000	5,330
South Carolina Public Service Authority
Revenue	5.000%	1/1/17	2,000	2,212
South Carolina Public Service Authority
Revenue	5.000%	12/1/17	6,035	6,866
South Carolina Public Service Authority
Revenue	5.250%	1/1/19 (14)	8,255	8,822
2 South Carolina Public Service Authority
Revenue TOB VRDO	0.180%	8/7/14	7,280	7,280
South Carolina Transportation Infrastructure
Revenue	5.250%	10/1/15 (2)	4,430	4,692
South Carolina Transportation Infrastructure
Revenue	5.000%	10/1/16	17,940	19,692
South Carolina Transportation Infrastructure
Revenue	5.000%	10/1/19	25,805	30,313
				207,455
South Dakota (0.0%)
South Dakota Building Authority Revenue	5.000%	6/1/20	500	588

Tennessee (2.0%)
Jackson TN Hospital Improvement Revenue
(Jackson-Madison County General Hospital
Project)	5.250%	4/1/15	1,390	1,433
Knox County TN Health Educational & Housing
Facilities Board Hospital Facilities Revenue
(Covenant Healthcare)	5.000%	1/1/20	2,500	2,889
Memphis TN Electric System Revenue	5.000%	12/1/16	44,095	48,801
Memphis TN Electric System Revenue	5.000%	12/1/17	12,500	14,266
Memphis TN GO	5.000%	10/1/17	2,500	2,840
Metropolitan Government of Nashville &
Davidson County TN Electric Revenue	5.500%	5/15/15 (13)	5,675	5,915
Metropolitan Government of Nashville &
Davidson County TN Electric Revenue	5.500%	5/15/17 (13)	6,345	7,209
Metropolitan Government of Nashville &
Davidson County TN GO	5.000%	7/1/17	10,000	11,283
Metropolitan Government of Nashville &
Davidson County TN GO	5.000%	7/1/19	25,130	29,505

Metropolitan Government of Nashville &
Davidson County TN Health & Educational
Facilities Board Revenue (Vanderbilt
University)	5.000%	10/1/14	15,000	15,123
1 Metropolitan Government of Nashville &
Davidson County TN Health & Educational
Facilities Board Revenue (Vanderbilt
University) PUT	0.660%	10/1/17	9,500	9,538
Metropolitan Government of Nashville &
Davidson County TN Water & Sewer Revenue	5.000%	7/1/18	5,000	5,764
Metropolitan Government of Nashville &
Davidson County TN Water & Sewer Revenue	5.000%	7/1/19	6,070	7,111
Metropolitan Government of Nashville &
Davidson County TN Water & Sewer Revenue	5.000%	7/1/20	1,000	1,183
Shelby County TN GO	5.000%	3/1/19	10,275	11,990
Shelby County TN Health Educational &
Housing Facility Board Revenue (Baptist
Memorial Health Care)	5.000%	9/1/16	6,925	7,545
Shelby County TN Health Educational &
Housing Facility Board Revenue (Methodist
Le Bonheur Healthcare) VRDO	0.070%	8/1/14 (4)	28,500	28,500
Shelby County TN Health Educational &
Housing Facility Board Revenue (Methodist
Le Bonheur Healthcare) VRDO	0.080%	8/1/14 (4)	50,600	50,600
Shelby County TN Health Educational &
Housing Facility Board Revenue (St. Jude
Children's Research Hospital)	5.000%	7/1/15	5,390	5,627
Shelby County TN Health Educational &
Housing Facility Board Revenue (St. Jude
Children's Research Hospital)	5.000%	7/1/16	2,500	2,716
Tennessee Energy Acquisition Corp. Gas
Revenue	5.000%	9/1/16	9,500	10,214
Tennessee Energy Acquisition Corp. Gas
Revenue	5.000%	2/1/18	8,590	9,417
Tennessee Energy Acquisition Corp. Gas
Revenue	5.000%	2/1/19	12,825	14,222
Tennessee Energy Acquisition Corp. Gas
Revenue	5.000%	2/1/20	2,735	3,050
Tennessee Energy Acquisition Corp. Gas
Revenue	5.250%	9/1/20	18,930	21,587
Tennessee Energy Acquisition Corp. Gas
Revenue	5.000%	2/1/21	8,260	9,265
Tennessee Energy Acquisition Corp. Gas
Revenue	5.250%	9/1/21	13,125	15,060
Tennessee Energy Acquisition Corp. Gas
Revenue	5.000%	2/1/22	210	235
Tennessee Energy Acquisition Corp. Gas
Revenue	5.250%	9/1/22	1,280	1,464
Tennessee Energy Acquisition Corp. Gas
Revenue	5.250%	9/1/23	2,780	3,181
Tennessee GO	5.000%	5/1/16	3,200	3,464
Tennessee GO	5.000%	8/1/18	16,000	18,571
Tennessee GO	5.000%	8/1/18	5,185	6,018
Tennessee GO	5.000%	10/1/18	3,730	4,347
Tennessee Housing Development Agency
Residential Finance Program Revenue	4.000%	7/1/39	3,500	3,835
				393,768

Texas (7.8%)
Austin TX Electric Utility System Revenue	5.000%	11/15/18	500	581
Austin TX Electric Utility System Revenue	5.000%	11/15/19	500	589
Austin TX Electric Utility System Revenue	5.000%	11/15/20	1,000	1,189
Austin TX GO	4.250%	9/1/16	2,480	2,684
Austin TX GO	5.000%	9/1/17	3,250	3,689
Austin TX Water & Wastewater System
Revenue	5.000%	11/15/19	1,000	1,180
Austin TX Water & Wastewater System
Revenue	5.000%	11/15/20	2,420	2,886
Central Texas Regional Mobility Authority
Revenue	5.750%	1/1/17	570	627
Central Texas Regional Mobility Authority
Revenue	5.000%	1/1/18	250	280
Central Texas Regional Mobility Authority
Revenue	5.750%	1/1/18	1,450	1,640
Central Texas Regional Mobility Authority
Revenue	5.000%	1/1/19	530	604
Central Texas Regional Mobility Authority
Revenue	5.000%	1/1/20	610	704
Central Texas Regional Mobility Authority
Revenue PUT	3.000%	1/4/16	2,750	2,793
Dallas TX GO	5.000%	2/15/16 (ETM)	10	11
Dallas TX GO	5.000%	2/15/16	3,990	4,282
Dallas TX GO	5.000%	2/15/17 (ETM)	25	28
Dallas TX GO	5.000%	2/15/17	8,855	9,866
Dallas TX Waterworks & Sewer System
Revenue	5.000%	10/1/17	3,105	3,534
Dallas-Fort Worth TX International Airport
Revenue	5.000%	11/1/14	3,000	3,037
Dallas-Fort Worth TX International Airport
Revenue	5.000%	11/1/16	4,000	4,400
Dallas-Fort Worth TX International Airport
Revenue	5.000%	11/1/17	1,200	1,361
Dallas-Fort Worth TX International Airport
Revenue	5.000%	11/1/18	500	579
Dallas-Fort Worth TX International Airport
Revenue	5.000%	11/1/19	2,500	2,928
Dallas-Fort Worth TX International Airport
Revenue	5.000%	11/1/19	1,000	1,171
Dallas-Fort Worth TX International Airport
Revenue	5.000%	11/1/19	2,500	2,928
Dallas-Fort Worth TX International Airport
Revenue	5.000%	11/1/20	2,500	2,956
Dallas-Fort Worth TX International Airport
Revenue	5.000%	11/1/20	1,000	1,183
Dallas-Fort Worth TX International Airport
Revenue	5.000%	11/1/21	4,000	4,750
Denton TX Independent School District GO PUT	2.125%	8/1/15	7,000	7,121
Eagle Mountain & Saginaw TX Independent
School District GO PUT	2.500%	8/1/14	10,985	10,985
3 Eagle Mountain & Saginaw TX Independent
School District GO PUT	2.000%	8/1/19	9,000	9,152
El Paso TX Water & Sewer Revenue	5.000%	3/1/15 (4)	1,500	1,543
El Paso TX Water & Sewer Revenue	5.000%	3/1/18	1,000	1,144
El Paso TX Water & Sewer Revenue	5.000%	3/1/21	1,000	1,191
Fort Bend County TX GO	5.000%	3/1/20	5,530	6,538

Fort Worth TX GO	5.000%	3/1/18	4,375	5,012
Fort Worth TX GO	5.000%	3/1/19	3,500	4,079
Fort Worth TX Water & Sewer Revenue	5.000%	2/15/18	4,100	4,692
Frisco TX GO	5.000%	2/15/17	3,000	3,339
Frisco TX GO	5.000%	2/15/18	3,325	3,805
Frisco TX GO	5.000%	2/15/20	4,110	4,856
Frisco TX Independent School District GO	5.000%	8/15/17	2,350	2,661
Grand Parkway TX Transportation Corp. System
BAN	3.000%	12/15/16	194,500	205,847
2 Harris County TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Children's
Hospital Project) TOB VRDO	0.100%	8/7/14	8,195	8,195
1 Harris County TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Memorial
Hermann Healthcare System)	0.560%	6/1/17	3,865	3,871
1 Harris County TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Memorial
Hermann Healthcare System)	0.660%	6/1/18	1,750	1,748
1 Harris County TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Memorial
Hermann Healthcare System)	0.760%	6/1/19	2,250	2,247
1 Harris County TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Memorial
Hermann Healthcare System)	0.810%	6/1/20	2,000	1,991
1 Harris County TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Memorial
Hermann Healthcare System) PUT	0.640%	12/1/19	9,000	8,975
1 Harris County TX Cultural Education Facilities
Finance Corp. Medical Facilities Revenue
(Baylor College of Medicine) PUT	1.110%	11/15/15	8,000	8,013
Harris County TX Cultural Education Facilities
Finance Corp. Revenue (Methodist Hospital
System)	5.250%	12/1/14	11,000	11,187
Harris County TX Cultural Education Facilities
Finance Corp. Revenue (Methodist Hospital
System)	5.250%	12/1/15	6,630	7,065
Harris County TX Cultural Education Facilities
Finance Corp. Revenue (Methodist Hospital
System) VRDO	0.080%	8/1/14	4,020	4,020
Harris County TX Cultural Education Facilities
Finance Corp. Revenue (Methodist Hospital
System) VRDO	0.080%	8/1/14	3,465	3,465
Harris County TX Cultural Education Facilities
Finance Corp. Revenue (YMCA of the Greater
Houston Area)	5.000%	6/1/16	720	768
Harris County TX Cultural Education Facilities
Finance Corp. Revenue (YMCA of the Greater
Houston Area)	5.000%	6/1/18	425	471
Harris County TX Cultural Education Facilities
Finance Corp. Revenue (YMCA of the Greater
Houston Area)	5.000%	6/1/19	1,410	1,578
Harris County TX Cultural Education Facilities
Finance Corp. Thermal Utility Revenue
(TECO Project)	5.000%	11/15/16	1,000	1,102
Harris County TX Flood Control District GO	5.250%	10/1/14 (Prere.)	8,360	8,431
Harris County TX Flood Control District GO	5.250%	10/1/18	2,000	2,350
Harris County TX GO	5.000%	10/1/15	2,000	2,113

Harris County TX GO	5.000%	10/1/16	4,500	4,952
Harris County TX GO	5.000%	10/1/17	6,775	7,699
Harris County TX GO	5.000%	10/1/18	4,805	5,592
2 Harris County TX GO TOB VRDO	0.070%	8/7/14	8,155	8,155
Harris County TX Health Facilities Development
Corp. Hospital Revenue (Memorial Hermann
Healthcare System)	5.000%	12/1/18	1,000	1,156
Harris County TX Health Facilities Development
Corp. Hospital Revenue (Memorial Hermann
Healthcare System)	5.000%	12/1/19	400	467
Harris County TX Health Facilities Development
Corp. Hospital Revenue (Texas Children's
Hospital) VRDO	0.070%	8/1/14	5,500	5,500
Harris County TX Health Facilities Development
Corp. Revenue (Methodist Hospital System)
VRDO	0.080%	8/1/14	12,100	12,100
2 Harris County TX Health Facilities Development
Corp. Thermal Utility Revenue TOB VRDO	0.090%	8/7/14 (4)	5,060	5,060
Harris County TX Metropolitan Transit Authority
Sales & Use Tax Revenue	5.000%	11/1/19	2,000	2,355
Harris County TX Toll Road Revenue	5.000%	8/15/16	5,000	5,468
1 Harris County TX Toll Road Revenue	0.840%	8/15/18	4,000	4,038
Houston TX Airport System Revenue	5.000%	7/1/16	1,000	1,085
Houston TX Airport System Revenue	5.000%	7/1/16	1,000	1,085
Houston TX Airport System Revenue	5.000%	7/1/17	1,500	1,680
Houston TX Airport System Revenue	5.000%	7/1/18	1,720	1,966
Houston TX Airport System Revenue	5.000%	7/1/18 (14)	6,070	6,735
Houston TX Airport System Revenue	5.000%	7/1/19 (14)	3,960	4,355
2 Houston TX Airport System Revenue TOB
VRDO	0.070%	8/7/14	1,360	1,360
Houston TX Community College System GO	5.000%	2/15/18	2,500	2,861
Houston TX Community College System GO	5.000%	2/15/19	2,860	3,330
Houston TX Community College System GO	5.000%	2/15/19	870	1,013
2 Houston TX Community College System GO
TOB VRDO	0.110%	8/7/14 (4)	4,010	4,010
Houston TX GO	5.500%	3/1/16	6,905	7,471
Houston TX GO	5.000%	3/1/17	1,000	1,115
Houston TX GO	5.000%	3/1/18	1,000	1,146
Houston TX GO	5.000%	3/1/19	10,000	11,654
Houston TX GO	5.000%	3/1/19	12,195	14,212
Houston TX GO	5.000%	3/1/19	1,135	1,323
1 Houston TX Higher Education Finance Corp.
Revenue (Rice University Project) PUT	0.590%	11/16/17	10,000	10,035
Houston TX Independent School District GO	5.000%	2/15/17	2,375	2,645
Houston TX Independent School District GO	5.000%	2/15/18	1,755	2,010
Houston TX Independent School District GO	5.000%	2/15/19	2,890	3,379
Houston TX Independent School District GO
PUT	2.500%	6/1/15	7,200	7,328
Houston TX Utility System Revenue	5.000%	11/15/14	5,385	5,461
Houston TX Utility System Revenue	5.000%	11/15/15	5,000	5,309
Houston TX Utility System Revenue	5.000%	11/15/16	1,855	2,049
Houston TX Utility System Revenue	5.000%	11/15/17	13,500	15,391
Houston TX Utility System Revenue	5.250%	11/15/17 (4)	13,600	15,616
Houston TX Utility System Revenue	5.000%	11/15/18	2,500	2,914
Houston TX Utility System Revenue	5.000%	11/15/19	3,000	3,539
Houston TX Utility System Revenue	5.000%	5/15/20	6,000	7,116
Houston TX Utility System Revenue	5.000%	11/15/20	3,500	4,169

Houston TX Utility System Revenue	5.000%	5/15/21	5,000	5,986
Houston TX Utility System Revenue	5.000%	11/15/21	5,000	6,010
1 Houston TX Utility System Revenue PUT	0.660%	8/1/16	41,000	41,253
1 Houston TX Utility System Revenue PUT	0.810%	6/1/17	18,000	18,100
Klein TX Independent School District GO	5.000%	8/1/15 (Prere.)	2,800	2,935
2 Lone Star College System Texas GO TOB
VRDO	0.070%	8/7/14	2,900	2,900
Lower Colorado River Authority Texas Revenue	5.000%	5/15/16 (ETM)	5	5
Lower Colorado River Authority Texas Revenue	5.000%	5/15/16	1,295	1,399
Lower Colorado River Authority Texas Revenue	5.000%	5/15/17	1,710	1,907
Lower Colorado River Authority Texas Revenue	5.875%	5/15/17 (2)	9,895	9,940
Lubbock TX Electric Light & Power System
Revenue	5.000%	4/15/16	2,000	2,155
Lubbock TX Health Facilities Development Corp.
Revenue (St. Joseph Health System)	5.000%	7/1/16	2,740	2,968
Lubbock TX Health Facilities Development Corp.
Revenue (St. Joseph Health System)	5.000%	7/1/17	3,310	3,687
Lubbock TX Health Facilities Development Corp.
Revenue (St. Joseph Health System)	5.000%	7/1/18	1,765	2,011
Lubbock TX Independent School District GO
VRDO	0.070%	8/7/14	14,800	14,800
Mission TX Economic Development Corp. Solid
Waste Disposal Revenue (Allied Waste Inc.
Project) PUT	0.300%	10/1/14	9,875	9,875
Mission TX Economic Development Corp. Solid
Waste Disposal Revenue (Waste
Management Inc. Project) PUT	3.750%	6/1/15	8,500	8,740
North Central TX Health Facilities Development
Corp. Hospital Revenue (Children's Medical
Center of Dallas Project)	5.000%	8/15/17	1,000	1,121
North Central TX Health Facilities Development
Corp. Hospital Revenue (Children's Medical
Center of Dallas Project)	5.000%	8/15/18	750	860
North Central TX Health Facilities Development
Corp. Hospital Revenue (Children's Medical
Center of Dallas Project)	5.000%	8/15/19	1,900	2,203
North Texas Tollway Authority System Revenue	4.000%	9/1/16	1,000	1,075
North Texas Tollway Authority System Revenue	4.000%	9/1/17	1,725	1,899
North Texas Tollway Authority System Revenue	5.000%	9/1/17	1,480	1,675
North Texas Tollway Authority System Revenue	5.000%	1/1/19	4,000	4,550
North Texas Tollway Authority System Revenue	5.000%	1/1/20	5,000	5,747
North Texas Tollway Authority System Revenue
(Dallas North Tollway)	5.000%	1/1/15 (Prere.)	10,000	10,201
1 North Texas Tollway Authority System Revenue
PUT	0.860%	1/1/19	15,000	14,980
2 North Texas Tollway Authority System Revenue
TOB VRDO	0.070%	8/7/14 (13)	5,800	5,800
Northside TX Independent School District GO
PUT	1.900%	8/1/14	15,500	15,500
3 Northside TX Independent School District GO
PUT	2.125%	8/1/20	6,775	6,760
Olmos Park TX Higher Education Facilities
Corp. Revenue (University of the Incarnate
Word Project)	5.000%	12/1/19	1,735	2,015
SA Energy Acquisition Public Facility Corp.
Texas Gas Supply Revenue	5.250%	8/1/14	12,360	12,360

SA Energy Acquisition Public Facility Corp.
Texas Gas Supply Revenue	5.250%	8/1/16	7,795	8,396
SA Energy Acquisition Public Facility Corp.
Texas Gas Supply Revenue	5.500%	8/1/21	5,100	5,924
Sam Rayburn TX Municipal Power Agency
Revenue	5.000%	10/1/18	2,250	2,559
Sam Rayburn TX Municipal Power Agency
Revenue	5.000%	10/1/19	1,000	1,152
San Antonio TX Electric & Gas Systems
Revenue	5.375%	2/1/15	7,210	7,399
San Antonio TX Electric & Gas Systems
Revenue PUT	2.000%	12/1/16	3,500	3,618
2 San Antonio TX Electric & Gas Systems
Revenue TOB VRDO	0.070%	8/7/14	9,020	9,020
San Antonio TX GO	5.000%	2/1/17	1,300	1,446
San Antonio TX GO	5.000%	2/1/17	4,135	4,601
San Antonio TX GO	5.000%	8/1/17	1,070	1,210
San Antonio TX GO	5.000%	2/1/18	3,500	4,009
San Antonio TX GO	5.000%	8/1/18	1,000	1,160
San Antonio TX Water Revenue	5.000%	5/15/17	2,160	2,424
San Antonio TX Water Revenue	5.000%	5/15/19	2,250	2,634
San Antonio TX Water Revenue	5.000%	5/15/20	1,500	1,779
1 San Antonio TX Water Revenue PUT	0.740%	11/1/16	15,000	14,999
1 San Antonio TX Water Revenue PUT	0.460%	11/1/17	11,500	11,494
Southwest Texas Higher Education Authority
Inc. Revenue (Southern Methodist University
Project)	5.000%	10/1/14	1,000	1,008
Southwest Texas Higher Education Authority
Inc. Revenue (Southern Methodist University
Project)	5.000%	10/1/16 (2)	2,000	2,195
Tarrant County TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Methodist
Hospitals of Dallas)	5.000%	10/1/19	2,225	2,580
Tarrant County TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Methodist
Hospitals of Dallas)	5.000%	10/1/20	1,845	2,155
Tarrant County TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Methodist
Hospitals of Dallas)	5.000%	10/1/21	2,400	2,805
Tarrant County TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Scott &
White Healthcare Project)	5.000%	8/15/15	2,905	3,042
Tarrant County TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Scott &
White Healthcare Project)	5.000%	8/15/16	1,310	1,423
Tarrant County TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Scott &
White Healthcare Project)	5.000%	8/15/17	2,000	2,236
Tarrant County TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Scott &
White Healthcare Project)	5.000%	8/15/20	1,520	1,773
Tarrant County TX Cultural Education Facilities
Finance Corp. Revenue (CHRISTUS Health)	5.000%	7/1/15 (ETM)	835	872
Tarrant County TX Cultural Education Facilities
Finance Corp. Revenue (CHRISTUS Health)	5.000%	7/1/15	6,895	7,154
Tarrant County TX Cultural Education Facilities
Finance Corp. Revenue (CHRISTUS Health)	5.000%	7/1/16	8,130	8,739

Texas GO	5.000%	10/1/17	7,500	8,536
Texas GO	5.000%	10/1/18	7,500	8,751
Texas GO	5.000%	10/1/18	4,650	5,426
Texas GO	5.000%	10/1/19	8,000	9,481
Texas GO	5.000%	10/1/20	10,000	11,998
Texas GO	5.000%	10/1/21	19,000	23,024
2 Texas GO TOB VRDO	0.060%	8/7/14	24,550	24,550
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.000%	12/15/16	110	120
1 Texas Municipal Gas Acquisition & Supply Corp.
Revenue	0.530%	9/15/17	6,025	6,022
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.250%	12/15/17	2,425	2,712
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.625%	12/15/17	54,450	59,604
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.250%	12/15/18	1,110	1,257
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.000%	12/15/19	5,000	5,676
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.250%	12/15/19	6,495	7,437
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.000%	12/15/20	6,000	6,848
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.250%	12/15/20	3,750	4,323
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.000%	12/15/21	2,000	2,285
Texas Public Finance Authority Revenue (Texas
Southern University)	5.000%	11/1/18 (15)	1,000	1,113
Texas Public Finance Authority Revenue (Texas
Southern University)	5.000%	11/1/19 (15)	2,300	2,579
Texas Public Finance Authority Revenue (Texas
Southern University)	5.000%	11/1/20 (15)	1,500	1,673
Texas Public Finance Authority Revenue
(Unemployment Compensation)	5.000%	7/1/15 (Prere.)	1,865	1,948
Texas Public Finance Authority Revenue
(Unemployment Compensation)	4.000%	1/1/18	15,000	16,010
Texas Public Finance Authority Revenue
(Unemployment Compensation)	4.000%	7/1/18	6,350	6,667
Texas Public Finance Authority Revenue
(Unemployment Compensation)	4.000%	1/1/19	8,750	9,043
Texas State University System Financing
System Revenue	5.000%	3/15/15	7,005	7,217
Texas Tech University System Financing
System Revenue	5.000%	2/15/15	4,000	4,105
Texas Tech University System Financing
System Revenue	5.000%	8/15/17	2,115	2,391
Texas Tech University System Financing
System Revenue	5.000%	8/15/18	3,065	3,548
Texas Tech University System Financing
System Revenue	5.000%	8/15/19	3,040	3,570
Texas Tech University System Financing
System Revenue	5.000%	8/15/20	5,000	5,938
2 Texas Transportation Commission Mobility Fund
GO TOB VRDO	0.060%	8/7/14	14,005	14,005
2 Texas Transportation Commission Mobility Fund
GO TOB VRDO	0.070%	8/7/14	20,410	20,410

Texas Transportation Commission Revenue	5.000%	4/1/17	1,845	2,065
Texas Transportation Commission Revenue	5.000%	4/1/20	27,500	32,722
Texas Transportation Commission Revenue
PUT	1.250%	2/15/15	10,000	10,031
1 Texas Transportation Commission Revenue
PUT	0.410%	4/1/17	57,000	57,064
Texas Turnpike Authority Central Texas
Turnpike System Revenue	0.000%	8/15/22 (2)	10,285	8,153
2 Texas University System Revenue Financing
System Revenue TOB VRDO	0.070%	8/7/14	4,995	4,995
Texas Water Development Board Revenue	5.000%	7/15/16	6,330	6,910
University of North Texas Revenue	5.000%	4/15/18	1,000	1,148
University of North Texas Revenue	5.000%	4/15/20	2,505	2,949
University of Texas Permanent University Fund
Revenue	5.250%	8/15/16	10,090	11,109
University of Texas System Revenue Financing
System Revenue	5.000%	8/15/14	1,325	1,328
University of Texas System Revenue Financing
System Revenue	5.000%	8/15/14	1,775	1,778
University of Texas System Revenue Financing
System Revenue	5.000%	8/15/17	25,135	28,483
University of Texas System Revenue Financing
System Revenue	5.000%	8/15/18	6,505	7,552
University of Texas System Revenue Financing
System Revenue	5.000%	8/15/18	4,525	5,253
University of Texas System Revenue Financing
System Revenue	5.000%	8/15/19	9,255	10,934
University of Texas System Revenue Financing
System Revenue	5.000%	8/15/19	5,000	5,907
University of Texas System Revenue Financing
System Revenue CP	5.250%	8/15/14	2,855	2,861
University of Texas System Revenue Financing
System Revenue VRDO	0.050%	8/7/14	46,035	46,035
				1,504,686
Utah (0.7%)
Alpine UT School District GO	5.000%	3/15/17	4,320	4,828
Intermountain Power Agency Utah Power
Supply Revenue	5.000%	7/1/15	17,420	18,198
Intermountain Power Agency Utah Power
Supply Revenue	5.000%	7/1/17	1,300	1,464
Intermountain Power Agency Utah Power
Supply Revenue	5.000%	7/1/17	5,625	6,334
Intermountain Power Agency Utah Power
Supply Revenue	5.000%	7/1/18	2,425	2,795
Intermountain Power Agency Utah Power
Supply Revenue	5.000%	7/1/18	8,000	9,219
Intermountain Power Agency Utah Power
Supply Revenue	5.000%	7/1/19	2,360	2,764
Intermountain Power Agency Utah Power
Supply Revenue	5.000%	7/1/20	3,500	4,014
Utah Associated Municipal Power Systems
Revenue (Payson Power Project)	4.000%	4/1/18	3,550	3,903
Utah Board of Regents Student Loan Revenue	4.000%	11/1/16	10,000	10,809
Utah GO	5.000%	7/1/17	10,000	11,292
Utah GO	5.000%	7/1/17	6,125	6,916
Utah GO	5.000%	7/1/18	19,000	22,015
Utah GO	5.000%	7/1/18	3,000	3,476

Utah Transit Authority Sales Tax Revenue	1.600%	6/15/18	14,000	14,213
Utah Water Finance Agency Revenue VRDO	0.080%	8/7/14	10,000	10,000
				132,240
Virgin Islands (0.1%)
Virgin Islands Public Finance Authority Revenue	5.000%	10/1/15	5,000	5,209
Virgin Islands Public Finance Authority Revenue	5.000%	10/1/16	8,000	8,581
				13,790
Virginia (2.0%)
Arlington County VA Industrial Development
Authority Hospital Revenue (Virginia Hospital
Center Arlington Health System)	5.000%	7/1/16	3,755	4,060
Fairfax County VA Economic Development
Authority Facilities Revenue (County Facilities
Project)	5.000%	10/1/20	2,500	2,974
Fairfax County VA Economic Development
Authority Facilities Revenue (County Facilities
Project)	5.000%	10/1/21	6,185	7,421
Fairfax County VA Economic Development
Authority Transportation District Improvement
Revenue (Silver Line Phase I Project)	5.000%	4/1/17	2,480	2,764
Fairfax County VA Economic Development
Authority Transportation District Improvement
Revenue (Silver Line Phase I Project)	5.000%	4/1/18	4,255	4,867
Fairfax County VA Public Improvement GO	5.000%	4/1/18	10,885	12,525
Fairfax County VA Public Improvement GO	5.000%	4/1/19	10,885	12,773
1 Fredericksburg VA Economic Development
Authority Hospital Facilities Revenue (Mary
Washington Healthcare Obligated Group)
PUT	1.960%	2/1/17	6,500	6,509
Henrico County VA School District GO	5.000%	8/1/20	1,055	1,265
Loudoun County VA GO	5.000%	12/1/18	3,435	4,016
Norfolk VA GO	5.000%	3/1/15	5,910	6,077
Norfolk VA GO	5.000%	3/1/16	4,000	4,299
Roanoke VA Economic Development Authority
Hospital Revenue (Carilion Clinic Obligated
Group)	5.000%	7/1/19	5,015	5,736
Roanoke VA Economic Development Authority
Hospital Revenue (Carilion Clinic Obligated
Group)	5.000%	7/1/20	1,460	1,689
4 Tobacco Settlement Financing Corp. Virginia
Revenue	5.625%	6/1/15 (Prere.)	5,000	5,227
University of Virginia Revenue	5.000%	9/1/17	1,275	1,446
University of Virginia Revenue	5.000%	6/1/20	500	597
University of Virginia Revenue	5.000%	6/1/21	2,660	3,215
Virginia Beach VA GO	5.000%	7/15/15	2,825	2,957
Virginia Beach VA GO	5.000%	7/15/16	6,905	7,536
Virginia Beach VA GO	5.000%	4/1/18	3,250	3,740
Virginia Beach VA GO	5.000%	7/15/18	2,995	3,473
Virginia Beach VA GO	5.000%	5/1/20	4,300	5,137
Virginia College Building Authority Educational
Facilities Revenue (21st Century College &
Equipment Programs)	5.000%	2/1/16	3,090	3,310
Virginia College Building Authority Educational
Facilities Revenue (21st Century College &
Equipment Programs)	5.000%	2/1/18	9,585	10,957

Virginia College Building Authority Educational
Facilities Revenue (Public Higher Education
Financing Program)	5.000%	9/1/14 (ETM)	10	10
Virginia College Building Authority Educational
Facilities Revenue (Public Higher Education
Financing Program)	5.000%	9/1/14	1,990	1,998
Virginia College Building Authority Educational
Facilities Revenue (Public Higher Education
Financing Program)	5.000%	9/1/15	7,330	7,715
Virginia College Building Authority Educational
Facilities Revenue (Public Higher Education
Financing Program)	5.000%	9/1/15 (ETM)	20	21
Virginia College Building Authority Educational
Facilities Revenue (Public Higher Education
Financing Program)	5.000%	9/1/15	3,380	3,557
Virginia College Building Authority Educational
Facilities Revenue (Public Higher Education
Financing Program)	5.000%	9/1/16 (ETM)	5	5
Virginia College Building Authority Educational
Facilities Revenue (Public Higher Education
Financing Program)	5.000%	9/1/16	695	762
Virginia Commonwealth Transportation Board
GAN	5.000%	9/15/20	3,130	3,729
Virginia Commonwealth Transportation Board
Revenue	5.000%	3/15/17	3,015	3,365
Virginia Commonwealth Transportation Board
Revenue	5.000%	3/15/17	5,070	5,659
Virginia Commonwealth Transportation Board
Revenue	5.000%	9/15/17	2,970	3,369
Virginia Commonwealth Transportation Board
Revenue	5.000%	3/15/18	3,280	3,762
Virginia Commonwealth Transportation Board
Revenue	5.000%	5/15/18	8,115	9,356
Virginia Commonwealth Transportation Board
Revenue	5.000%	3/15/19	1,750	2,041
Virginia Commonwealth Transportation Board
Revenue	5.000%	5/15/19	8,525	9,979
Virginia Commonwealth Transportation Board
Revenue	5.000%	9/15/19	1,605	1,890
Virginia Public Building Authority Public Facilities
Revenue	5.000%	8/1/15	4,115	4,314
Virginia Public Building Authority Public Facilities
Revenue	5.000%	8/1/17	12,550	14,179
Virginia Public Building Authority Public Facilities
Revenue	5.000%	8/1/19	8,530	10,025
Virginia Public Building Authority Revenue	5.000%	8/1/14	8,000	8,000
Virginia Public School Authority Revenue	5.000%	8/1/14	3,815	3,815
Virginia Public School Authority Revenue	5.250%	8/1/14	3,000	3,000
Virginia Public School Authority Revenue	5.000%	8/1/15	1,500	1,573
Virginia Public School Authority Revenue	5.000%	8/1/15	15,000	15,727
Virginia Public School Authority Revenue	5.000%	8/1/16	5,810	6,350
Virginia Public School Authority Revenue	5.000%	8/1/16	1,570	1,716
Virginia Public School Authority Revenue	5.000%	8/1/16	32,000	34,976
Virginia Public School Authority Revenue	5.000%	8/1/18	16,665	19,308
Virginia Public School Authority Revenue	5.000%	8/1/19	16,220	19,080
Virginia Public School Authority Revenue	5.000%	8/1/20	20,425	24,321

Virginia Resources Authority Clean Water
Revenue (State Revolving Fund)	5.000%	10/1/18	5,360	6,242
Virginia Resources Authority Clean Water
Revenue (State Revolving Fund)	5.000%	10/1/19	3,500	4,144
Wise County VA Industrial Development
Authority Solid Waste & Sewage Disposal
Revenue (Virginia Electric & Power Co.) PUT	2.375%	11/1/15	15,000	15,350
York County VA Economic Development
Authority Pollution Control Revenue (VA
Electric & Power Co. Project) PUT	1.875%	5/16/19	5,000	5,051
				378,959
Washington (3.1%)
Central Puget Sound WA Regional Transit
Authority Sales & Use Tax Revenue	5.000%	11/1/14 (2)	8,125	8,224
Central Washington University System Revenue	5.000%	5/1/17	1,860	2,072
Central Washington University System Revenue	5.000%	5/1/18	1,960	2,234
Central Washington University System Revenue	5.000%	5/1/19	2,050	2,371
Central Washington University System Revenue	5.000%	5/1/20	2,150	2,510
Clark County WA Public Utility Revenue	5.000%	1/1/15	1,500	1,530
Energy Northwest Washington Electric Revenue
(Columbia Generating Station)	5.000%	7/1/18	22,000	25,445
Energy Northwest Washington Electric Revenue
(Columbia Generating Station)	5.000%	7/1/20	1,160	1,382
Energy Northwest Washington Electric Revenue
(Project No. 1)	5.000%	7/1/17	14,000	15,783
Energy Northwest Washington Electric Revenue
(Project No. 3)	5.000%	7/1/15	6,000	6,267
Energy Northwest Washington Electric Revenue
(Project No. 3)	5.000%	7/1/15	8,450	8,826
Energy Northwest Washington Electric Revenue
(Project No. 3)	5.000%	7/1/16	24,000	26,149
Energy Northwest Washington Electric Revenue
(Project No. 3)	5.000%	7/1/17	20,000	22,547
King County WA (Public Hospital District) GO	5.000%	12/1/19	2,500	2,904
King County WA (Public Hospital District) GO	5.000%	12/1/20	2,500	2,925
King County WA Sewer Revenue	5.000%	1/1/19	12,835	14,927
Lewis County WA Public Utility District No. 1
Revenue (Cowlitz Falls Hydroelectric Project)	5.000%	10/1/18	1,400	1,622
Lewis County WA Public Utility District No. 1
Revenue (Cowlitz Falls Hydroelectric Project)	5.000%	10/1/20	1,000	1,186
Lewis County WA Public Utility District No. 1
Revenue (Cowlitz Falls Hydroelectric Project)	5.000%	10/1/21	1,000	1,195
Port of Seattle WA Passenger Facility Charge
Revenue	5.000%	12/1/17	4,000	4,511
Seattle WA GO	5.000%	5/1/18	7,935	9,149
Seattle WA GO	5.000%	5/1/19	8,385	9,836
Seattle WA Municipal Light & Power Revenue	5.000%	2/1/16	3,500	3,749
Seattle WA Water System Revenue	5.000%	2/1/15 (4)	4,725	4,840
Snohomish County WA School District No. 15
(Edmonds) GO	5.000%	12/1/20	1,000	1,198
Tobacco Settlement Authority Washington
Revenue	5.000%	6/1/25	16,485	16,976
University of Washington Revenue	5.000%	4/1/17	6,880	7,694
University of Washington Revenue	5.000%	4/1/18	7,225	8,304
Washington (Motor Vehicle Fuel Tax) GO	5.000%	7/1/19	10,000	11,736
Washington (Motor Vehicle Fuel Tax) GO	5.000%	7/1/20	41,360	49,140
Washington (Motor Vehicle Fuel Tax) GO	5.000%	7/1/21	41,175	49,398

3 Washington Economic Development Finance
Authority Lease Revenue (Washington
Biomedical Research Properties 2)	5.000%	6/1/18	1,150	1,325
3 Washington Economic Development Finance
Authority Lease Revenue (Washington
Biomedical Research Properties 2)	5.000%	6/1/19	850	996
Washington Economic Development Finance
Authority Solid Waste Disposal Revenue
(Waste Management Inc. Project) PUT	2.000%	9/2/14	7,500	7,509
Washington Federal Highway Grant Anticipation
Revenue (520 Corridor Program)	5.000%	9/1/18	14,273	16,458
Washington Federal Highway Grant Anticipation
Revenue (520 Corridor Program)	5.000%	9/1/20	9,210	10,866
Washington GO	5.000%	7/1/15 (2)	2,400	2,507
Washington GO	5.700%	10/1/15	2,730	2,809
Washington GO	5.000%	1/1/16	5,285	5,642
Washington GO	5.000%	1/1/16	20,000	21,351
Washington GO	5.000%	2/1/16	3,995	4,280
Washington GO	5.000%	2/1/16	13,040	13,971
Washington GO	5.000%	7/1/17	5,000	5,634
Washington GO	5.000%	8/1/17	6,605	7,462
Washington GO	5.000%	8/1/17	11,175	12,625
Washington GO	5.000%	7/1/18	24,315	28,092
Washington GO	5.000%	7/1/18	15,000	17,330
Washington GO	5.000%	7/1/18	21,220	24,516
Washington GO	5.000%	7/1/19	14,580	17,111
Washington GO	5.000%	7/1/19	19,770	23,202
Washington GO	5.000%	7/1/20	9,070	10,776
Washington GO	5.000%	8/1/20	10,000	11,895
Washington GO	5.000%	7/1/21	11,000	13,117
2 Washington GO TOB VRDO	0.070%	8/7/14	4,000	4,000
Washington Health Care Facilities Authority
Revenue (MultiCare Health System)	5.000%	8/15/15	2,500	2,618
Washington Health Care Facilities Authority
Revenue (MultiCare Health System)	5.000%	8/15/16	2,500	2,718
Washington Health Care Facilities Authority
Revenue (PeaceHealth)	5.000%	11/1/14	1,340	1,356
Washington Health Care Facilities Authority
Revenue (PeaceHealth)	5.000%	11/15/20	1,000	1,180
Washington Health Care Facilities Authority
Revenue (PeaceHealth)	5.000%	11/15/21	1,000	1,183
Washington Health Care Facilities Authority
Revenue (Providence Health & Services)	5.000%	10/1/16	1,300	1,425
Washington Health Care Facilities Authority
Revenue (Providence Health & Services)	5.000%	10/1/17	1,360	1,530
Washington Health Care Facilities Authority
Revenue (Providence Health & Services)	5.000%	10/1/18	700	805
Washington Health Care Facilities Authority
Revenue (Providence Health & Services)	5.000%	10/1/19	1,000	1,166
				604,085
West Virginia (0.3%)
Mason County WV Pollution Control Revenue
(Appalachian Power Co. Project) PUT	2.000%	10/1/14	10,000	10,018
West Virginia Commissioner of Highways
Special Obligation Revenue	5.000%	9/1/14	9,265	9,303
West Virginia Commissioner of Highways
Special Obligation Revenue	5.000%	9/1/15	7,150	7,517

West Virginia Economic Development Authority
Pollution Control Revenue (American Electric
Power Co.Inc.)	3.250%	5/1/19	10,000	10,328
West Virginia Economic Development Authority
Solid Waste Facilities Disposal Revenue
(Ohio Power Co. - Amos Project) PUT	3.125%	4/1/15	15,000	15,240
West Virginia Hospital Finance Authority
Hospital Revenue (Charleston Area Medical
Center Inc.)	5.000%	9/1/15	3,070	3,201
West Virginia Hospital Finance Authority
Hospital Revenue (Charleston Area Medical
Center Inc.)	4.125%	9/1/16	1,755	1,860
West Virginia University Revenue	5.000%	10/1/18	1,300	1,506
1 West Virginia University Revenue PUT	0.710%	10/1/14	10,000	10,001
				68,974
Wisconsin (1.4%)
Madison WI Community Development Authority
Revenue (Wisconsin Alumni Research
Project)	5.000%	10/1/16	3,125	3,427
Madison WI Community Development Authority
Revenue (Wisconsin Alumni Research
Project)	5.000%	10/1/17	3,370	3,814
Milwaukee WI GO	5.000%	5/1/16	6,000	6,490
Milwaukee WI GO	5.000%	5/1/18	11,655	13,410
University of Wisconsin Hospitals & Clinics
Authority Revenue	5.000%	4/1/18	750	853
University of Wisconsin Hospitals & Clinics
Authority Revenue	5.000%	4/1/20	660	767
Wisconsin Annual Appropriation Revenue	5.000%	5/1/16	6,575	7,103
Wisconsin GO	5.000%	5/1/16	13,870	15,010
Wisconsin GO	5.000%	5/1/16	10,530	11,396
Wisconsin GO	5.000%	5/1/17	8,100	9,083
Wisconsin GO	5.000%	5/1/17	7,000	7,850
Wisconsin GO	5.000%	11/1/17	4,500	5,127
Wisconsin GO	5.000%	11/1/18	11,000	12,826
Wisconsin GO	5.000%	5/1/19	12,955	15,178
Wisconsin GO	5.000%	5/1/19	5,000	5,858
Wisconsin GO	5.000%	11/1/19	3,100	3,665
Wisconsin GO	5.000%	11/1/20	7,400	8,855
Wisconsin GO	5.000%	5/1/24	9,045	10,783
Wisconsin Health & Educational Facilities
Authority Health Facilities Revenue (Iowa
Health System Obligated Group)	5.000%	12/1/18	850	983
Wisconsin Health & Educational Facilities
Authority Health Facilities Revenue (Iowa
Health System Obligated Group)	5.000%	12/1/20	820	961
Wisconsin Health & Educational Facilities
Authority Revenue (Ascension Health Alliance
Credit Group) PUT	5.000%	6/1/20	33,465	39,157
Wisconsin Health & Educational Facilities
Authority Revenue (Aurora Health Care Inc.)	5.000%	4/15/15	1,495	1,541
Wisconsin Health & Educational Facilities
Authority Revenue (Aurora Health Care Inc.)	5.000%	4/15/16	1,100	1,176
Wisconsin Health & Educational Facilities
Authority Revenue (Aurora Health Care Inc.)	5.000%	7/15/16	7,500	8,092
Wisconsin Health & Educational Facilities
Authority Revenue (Aurora Health Care Inc.)	5.000%	7/15/17	5,025	5,546

Wisconsin Health & Educational Facilities
Authority Revenue (Aurora Health Care Inc.)	5.000%	7/15/17	1,000	1,104
Wisconsin Health & Educational Facilities
Authority Revenue (Aurora Health Care Inc.)	5.000%	7/15/19	1,160	1,300
Wisconsin Health & Educational Facilities
Authority Revenue (Aurora Health Care Inc.)
PUT	4.750%	8/15/14	2,000	2,003
Wisconsin Health & Educational Facilities
Authority Revenue (Aurora Health Care Inc.)
PUT	5.125%	8/15/16	10,390	11,336
Wisconsin Health & Educational Facilities
Authority Revenue (Hospital Sisters Services
Inc. Obligated Group)	4.000%	8/15/17	1,000	1,093
Wisconsin Health & Educational Facilities
Authority Revenue (Hospital Sisters Services
Inc. Obligated Group)	5.000%	8/15/18	1,000	1,150
Wisconsin Health & Educational Facilities
Authority Revenue (Hospital Sisters Services
Inc. Obligated Group)	4.000%	8/15/19	1,500	1,659
Wisconsin Health & Educational Facilities
Authority Revenue (Hospital Sisters Services
Inc. Obligated Group)	5.000%	8/15/20	5,335	6,178
Wisconsin Health & Educational Facilities
Authority Revenue (Ministry Health Care Inc.)	5.000%	8/1/14 (4)	5,000	5,000
Wisconsin Health & Educational Facilities
Authority Revenue (Ministry Health Care Inc.)	5.000%	8/1/15 (4)	2,000	2,083
Wisconsin Health & Educational Facilities
Authority Revenue (Ministry Health Care Inc.)	5.000%	8/15/18	730	825
Wisconsin Health & Educational Facilities
Authority Revenue (Ministry Health Care Inc.)	5.000%	8/15/19	3,740	4,218
Wisconsin Petroleum Inspection Fee Revenue	5.000%	7/1/16	10,000	10,883
Wisconsin Public Power System Power Supply
System Revenue	5.000%	7/1/15 (4)	11,390	11,884
Wisconsin Transportation Revenue	5.000%	7/1/15	2,100	2,194
				261,861
Total Tax-Exempt Municipal Bonds (Cost $18,761,812)				19,102,403
			Shares
Temporary Cash Investment (1.6%)
Money Market Fund (1.6%)
5 Vanguard Municipal Cash Management Fund
(Cost $307,106)	0.062%		307,105,779	307,106

Total Investments (100.8%) (Cost $19,068,918)				19,409,509
Other Assets and Liabilities-Net (-0.8%)				(133,334)
Net Assets (100%)				19,276,175
1 Adjustable-rate security.
2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2014, the aggregate value of these securities was $1,014,446,000, representing 5.3% of net assets.
3 Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of
July 31, 2014.
4 Securities with a value of $2,276,000 have been segregated as initial margin for open futures contracts.
5 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.

Limited-Term Tax-Exempt Fund

KEY TO ABBREVIATIONS

ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
PILOT – Payments in Lieu of Taxes.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
VRDO - Variable Rate Demand Obligation.
VRDP - Variable Rate Demand Preferred.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) AGC (Assured Guaranty Corporation).
(13) BHAC (Berkshire Hathaway Assurance Corporation).
(14) NPFG (National Public Finance Guarantee Corporation).
(15) BAM (Build America Mutual Assurance Company).
(16) MAC (Municipal Assurance Corporation).
(17) RAA (Radian Asset Assurance Inc.).
The insurance does not guarantee the market value of the municipal bonds.

Limited-Term Tax-Exempt Fund

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Municipal Cash Management Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of July 31, 2014, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Tax-Exempt Municipal Bonds	—	19,102,403	—
Temporary Cash Investments	307,106	—	—
Futures Contracts—Assets[1]	55	—	—
Futures Contracts—Liabilities[1]	(61)	—	—
Total	307,100	19,102,403	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

Limited-Term Tax-Exempt Fund

At July 31, 2014, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)

		Number of	Aggregate	Unrealized
		Long (Short)	Settlement Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
10-Year U.S. Treasury Note	September 2014	(2,426)	(302,302)	336

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At July 31, 2014, the cost of investment securities for tax purposes was $19,073,669,000. Net unrealized appreciation of investment securities for tax purposes was $335,810,000, consisting of unrealized gains of $348,741,000 on securities that had risen in value since their purchase and $12,931,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Short-Term Tax-Exempt Fund

Schedule of Investments
As of July 31, 2014

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (100.4%)
Alabama (0.8%)
1 Alabama Public School & College Authority
Capital Improvement Revenue TOB VRDO	0.100%	8/7/14	12,360	12,360
Alabama Special Care Facilities Financing
Authority Birmingham Revenue (Ascension
Health Credit Group) PUT	1.500%	6/1/16	4,840	4,913
1 Alabama Special Care Facilities Financing
Authority Birmingham Revenue (Ascension
Health Credit Group) TOB VRDO	0.070%	8/7/14	12,750	12,750
Chatom AL Industrial Development Board Gulf
Opportunity Zone Revenue (Powersouth
Energy Cooperative Projects) PUT	0.500%	11/15/14	27,940	27,937
Chatom AL Industrial Development Board Gulf
Opportunity Zone Revenue (Powersouth
Energy Cooperative Projects) PUT	0.450%	12/1/14	9,200	9,199
Chatom AL Industrial Development Board Gulf
Opportunity Zone Revenue (Powersouth
Energy Cooperative Projects) PUT	0.600%	2/1/15	22,125	22,125
Jefferson County AL Sewer Revenue	5.000%	10/1/15	600	626
Jefferson County AL Sewer Revenue	5.000%	10/1/16	1,000	1,076
Jefferson County AL Sewer Revenue	5.000%	10/1/17	1,625	1,783
Jefferson County AL Sewer Revenue	5.000%	10/1/18	1,500	1,671
Mobile AL Infirmary Health System Special Care
Facilities Financing Authority Revenue
(Infirmary Health System Inc.)	5.000%	2/1/15	1,715	1,748
				96,188
Alaska (0.6%)
Alaska Housing Finance Corp. Home Mortgage
Revenue VRDO	0.060%	8/7/14	60,455	60,455
Alaska Industrial Development & Export
Authority Revenue	5.000%	4/1/15	3,000	3,098
Matanuska-Susitna Borough AK GO	4.000%	3/1/15	1,000	1,022
Matanuska-Susitna Borough AK GO	5.000%	3/1/18	3,775	4,321
Valdez AK Marine Terminal Revenue (BP
Pipelines)	5.000%	1/1/16	10,000	10,661
Valdez AK Marine Terminal Revenue (BP
Pipelines)	5.000%	1/1/16	2,000	2,132
				81,689
Arizona (1.0%)
Arizona COP	2.000%	10/1/14	430	431
Arizona COP	2.000%	10/1/15	400	407
Arizona COP	4.000%	10/1/15	1,700	1,771
Arizona COP	3.000%	10/1/16	315	330
Arizona COP	5.000%	10/1/16	750	818
Arizona Health Facilities Authority Hospital
System Revenue (Phoenix Children's
Hospital)	4.000%	2/1/17	2,000	2,148

Arizona Health Facilities Authority Hospital
System Revenue (Phoenix Children's
Hospital)	5.000%	2/1/18	1,000	1,124
Arizona Health Facilities Authority Revenue
(Banner Health)	5.000%	1/1/16	5,000	5,324
Arizona Health Facilities Authority Revenue
(Banner Health) VRDO	0.060%	8/7/14 LOC	3,885	3,885
2 Arizona Health Facilities Authority Revenue
(Phoenix Children's Hospital) PUT	1.910%	2/5/20	12,500	12,440
Arizona School Facilities Board COP	5.000%	9/1/14 (14)	5,975	5,999
Arizona School Facilities Board COP	4.000%	9/1/15	3,750	3,903
Arizona School Facilities Board COP	4.000%	9/1/16	3,125	3,350
Arizona School Facilities Board COP	5.000%	9/1/17	1,800	2,031
Arizona School Facilities Board COP	5.000%	9/1/18	1,500	1,722
Arizona Water Infrastructure Finance Authority
Revenue	5.000%	10/1/15	4,000	4,032
Maricopa County AZ Unified School District GO	2.000%	7/1/15	6,250	6,356
Maricopa County AZ Unified School District No.
4 (Mesa) GO	4.000%	7/1/19	3,750	4,223
1 Mesa AZ Utility System Revenue TOB VRDO	0.070%	8/7/14 (4)	8,250	8,250
1 Mesa AZ Utility System Revenue TOB VRDO	0.070%	8/7/14 (4)	7,500	7,500
1 Phoenix AZ Civic Improvement Corp. Airport
Revenue TOB VRDO	0.110%	8/7/14	8,990	8,990
1 Phoenix AZ Civic Improvement Corp. Airport
Revenue TOB VRDO	0.160%	8/7/14	4,000	4,000
Phoenix AZ Civic Improvement Corp. Excise
Tax Revenue	5.000%	7/1/15	4,250	4,439
Phoenix AZ Civic Improvement Corp. Excise
Tax Revenue	5.000%	7/1/16	2,325	2,531
Phoenix AZ Civic Improvement Corp. Excise
Tax Revenue	5.000%	7/1/17	4,250	4,789
Phoenix AZ GO	4.000%	7/1/16	5,360	5,738
Pima County AZ Sewer Revenue	5.000%	7/1/15	1,250	1,306
Pima County AZ Sewer Revenue	5.000%	7/1/16	2,000	2,178
Pima County AZ Sewer Revenue	4.000%	7/1/17	2,000	2,196
1 Salt River Project Arizona Agricultural
Improvement & Power District Revenue TOB
VRDO	0.070%	8/7/14	13,940	13,940
Yavapai County AZ Industrial Development
Authority Hospital Facility Revenue (Northern
Arizona Healthcare System)	4.000%	10/1/14	2,275	2,290
Yavapai County AZ Industrial Development
Authority Hospital Facility Revenue (Northern
Arizona Healthcare System)	5.000%	10/1/15	1,750	1,846
Yavapai County AZ Industrial Development
Authority Hospital Facility Revenue (Northern
Arizona Healthcare System)	5.000%	10/1/16	2,120	2,323
Yuma AZ Industrial Development Authority
Hospital Revenue (Yuma Regional Medical
Center)	5.000%	8/1/19	1,000	1,137
				133,747
California (10.2%)
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	0.957%	8/1/17	26,000	26,283
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	1.450%	8/1/17	7,000	7,097

Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	1.450%	8/1/17	10,040	10,179
3 Bay Area Toll Authority California Toll Bridge
Revenue PUT	1.500%	4/2/18	13,500	13,623
3 Bay Area Toll Authority California Toll Bridge
Revenue PUT	1.875%	4/1/19	7,550	7,638
Brea CA Redevelopment Agency Successor
Agency Tax Allocation Revenue
(Redevelopment Project AB)	4.000%	8/1/14	4,085	4,085
Brea CA Redevelopment Agency Successor
Agency Tax Allocation Revenue
(Redevelopment Project AB)	4.000%	8/1/15	2,825	2,930
Brea CA Redevelopment Agency Successor
Agency Tax Allocation Revenue
(Redevelopment Project AB)	4.000%	8/1/16	1,200	1,285
Brea CA Redevelopment Agency Successor
Agency Tax Allocation Revenue
(Redevelopment Project AB)	5.000%	8/1/17	1,150	1,298
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/15	13,750	14,252
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/16	14,560	15,758
California GO	4.000%	11/1/14	2,650	2,676
California GO	5.000%	11/1/15	1,600	1,696
California GO	5.000%	9/1/16	8,000	8,770
California GO	5.000%	9/1/16	1,465	1,606
California GO	5.000%	10/1/16	12,070	13,275
California GO	5.000%	9/1/17	4,250	4,818
California GO	5.000%	10/1/17	35,000	39,787
California GO	5.000%	4/1/18	20,385	23,445
2 California GO PUT	0.740%	5/1/15	25,500	25,542
2 California GO PUT	0.610%	12/1/16	39,650	39,661
California GO PUT	4.000%	12/1/16	27,465	29,233
2 California GO PUT	0.809%	12/1/17	14,250	14,368
2 California GO PUT	0.939%	12/3/18	6,500	6,564
1 California GO TOB VRDO	0.200%	8/7/14 (4)	10,000	10,000
1 California GO TOB VRDO	0.260%	8/7/14 (4)	15,925	15,925
California GO VRDO	0.050%	8/7/14 LOC	17,200	17,200
California GO VRDO	0.060%	8/7/14 LOC	18,900	18,900
California GO VRDO	0.060%	8/7/14 LOC	23,000	23,000
California Health Facilities Financing Authority
Revenue (Cedars-Sinai Medical Center)	4.000%	8/15/14	1,500	1,502
California Health Facilities Financing Authority
Revenue (Cedars-Sinai Medical Center)	5.000%	8/15/15	2,000	2,099
California Health Facilities Financing Authority
Revenue (Cedars-Sinai Medical Center)	5.000%	8/15/16	3,000	3,280
2 California Health Facilities Financing Authority
Revenue (Children's Hospital of Los Angeles)
PUT	1.860%	7/1/17	8,825	8,911
California Health Facilities Financing Authority
Revenue (City of Hope Medical Center)	5.000%	11/15/16	1,005	1,109
California Health Facilities Financing Authority
Revenue (Memorial Health Services)	4.000%	10/1/14	900	906
California Health Facilities Financing Authority
Revenue (Memorial Health Services)	5.000%	10/1/15	940	993
California Health Facilities Financing Authority
Revenue (Memorial Health Services)	5.000%	10/1/16	1,500	1,649

California Health Facilities Financing Authority
Revenue (Memorial Health Services)	5.000%	10/1/17	1,000	1,131
California Health Facilities Financing Authority
Revenue (St. Joseph Health System) PUT	5.000%	10/16/14	15,300	15,454
California Health Facilities Financing Authority
Revenue (St. Joseph Health System) PUT	5.000%	10/17/17	9,000	10,206
California Health Facilities Financing Authority
Revenue (Stanford Hospital)	5.000%	8/15/15	1,000	1,051
1 California Health Facilities Financing Authority
Revenue (Sutter Health) TOB VRDO	0.070%	8/7/14	15,495	15,495
1 California Health Facilities Financing Authority
Revenue (Sutter Health) TOB VRDO	0.070%	8/7/14	20,885	20,885
California Housing Finance Agency Multifamily
Housing Revenue	0.850%	8/1/16	750	751
1 California Infrastructure & Economic
Development Bank Revenue (Bay Area Toll
Bridges Seismic Retrofit) TOB VRDO	0.080%	8/1/14 (ETM)	8,445	8,445
2 California Infrastructure & Economic
Development Bank Revenue (Index-Museum
Art Project) PUT	1.859%	8/1/18	20,000	20,022
2 California Infrastructure & Economic
Development Bank Revenue (J. Paul Getty
Trust) PUT	0.360%	4/1/15	6,400	6,400
2 California Infrastructure & Economic
Development Bank Revenue (J. Paul Getty
Trust) PUT	0.340%	4/3/17	2,900	2,899
2 California Infrastructure & Economic
Development Bank Revenue (J. Paul Getty
Trust) PUT	0.340%	4/3/17	22,500	22,491
California Municipal Finance Authority
(Community Hospitals of Central California
Obligated Group) COP	5.000%	2/1/17	1,100	1,198
California Municipal Finance Authority Revenue
(NorthBay Healthcare Group)	5.000%	11/1/14	1,480	1,494
California Municipal Finance Authority Revenue
(NorthBay Healthcare Group)	5.000%	11/1/15	1,450	1,515
California Municipal Finance Authority Revenue
(NorthBay Healthcare Group)	5.000%	11/1/16	1,610	1,722
2 California Municipal Finance Authority Revenue
(NorthBay Healthcare Group) PUT	2.160%	11/1/16	5,000	5,013
California Municipal Finance Authority Revenue
(University of La Verne)	5.000%	6/1/15	2,120	2,186
California Municipal Finance Authority Solid
Waste Revenue (Republic Services Inc.
Project) PUT	0.300%	10/1/14	10,975	10,975
California Pollution Control Financing Authority
Environmental Improvement Revenue (BP
West Coast Products LLC Project) PUT	2.600%	9/2/14	4,000	4,007
California Pollution Control Financing Authority
Solid Waste Disposal Revenue (Republic
Services Inc. Project) PUT	0.350%	8/1/14	2,500	2,500
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	1/1/15 (2)	3,900	3,979
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	6/1/15	1,250	1,300
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	6/1/16	7,160	7,763

California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	6/1/17	8,205	9,215
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	6/1/17	5,000	5,615
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	6/1/18	2,500	2,878
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	6/1/18	10,650	12,259
California Public Works Board Lease Revenue
(Department of Public Health)	3.000%	11/1/14	2,000	2,014
California Public Works Board Lease Revenue
(Department of Public Health)	4.000%	11/1/15	2,500	2,618
California Public Works Board Lease Revenue
(Department of State Hospitals)	4.000%	6/1/17	5,000	5,477
California Public Works Board Lease Revenue
(Department of State Hospitals)	4.000%	6/1/18	5,000	5,570
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	12/1/16	1,500	1,658
California Public Works Board Lease Revenue
(Various Capital Projects)	4.000%	10/1/14	8,375	8,429
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	11/1/14	4,000	4,049
California Public Works Board Lease Revenue
(Various Capital Projects)	4.000%	10/1/15	3,000	3,133
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	4/1/16	3,415	3,678
California Public Works Board Lease Revenue
(Various Capital Projects)	4.000%	10/1/16	3,070	3,306
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	4/1/17	2,710	3,027
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	4/1/18	1,000	1,147
California School Cash Reserve Program
Authority Pool TRAN	2.000%	9/2/14	1,000	1,001
California Statewide Communities Development
Authority Health Facility Revenue (Catholic
Healthcare West)	0.230%	8/8/14 (4)	9,300	9,300
California Statewide Communities Development
Authority Health Facility Revenue (Catholic
Healthcare West)	0.360%	8/8/14 (4)	21,200	21,200
1 California Statewide Communities Development
Authority Revenue (Huntington Memorial
Hospital) TOB VRDO	0.290%	8/7/14 LOC	25,000	25,000
California Statewide Communities Development
Authority Revenue (Kaiser Permanente) PUT	5.000%	5/1/17	5,000	5,590
California Statewide Communities Development
Authority Revenue (Kaiser Permanente) PUT	5.000%	5/1/17	5,285	5,909
California Statewide Communities Development
Authority Revenue (Kaiser Permanente)
VRDO	0.040%	8/7/14	20,350	20,350
1 California Statewide Communities Development
Authority Revenue (St. Joseph's Health
System) TOB VRDO	0.230%	8/7/14 (4)	17,832	17,832
Chula Vista CA Industrial Development Revenue
(San Diego Gas & Electric Co.)	1.650%	7/1/18	4,700	4,728
Chula Vista CA Municipal Financing Authority
Special Tax Revenue	5.000%	9/1/14	1,000	1,004

Chula Vista CA Municipal Financing Authority
Special Tax Revenue	5.000%	9/1/16	1,220	1,318
Chula Vista CA Municipal Financing Authority
Special Tax Revenue	5.000%	9/1/17	585	648
2 Contra Costa CA Transportation Authority Sales
Tax Revenue PUT	0.472%	12/15/15	23,750	23,776
1 Desert CA Community College District GO TOB
VRDO	0.080%	8/7/14	14,340	14,340
2 East Bay CA Municipal Utility District Waste
Water System Revenue PUT	0.380%	7/8/15	5,185	5,182
El Dorado CA Irrigation District Revenue	4.000%	3/1/17 (4)	1,500	1,632
Foothill/Eastern Transportation Corridor Agency
California Toll Road Revenue PUT	5.000%	1/15/18	17,500	19,180
Glendale CA Redevelopment Agency Successor
Agency Tax Allocation Revenue (Central
Glendale Redevelopment Project)	3.000%	12/1/15 (4)	2,350	2,427
Irvine CA Reassessment District No. 13-1
Improvement Revenue	2.000%	9/2/15	1,560	1,579
Irvine CA Reassessment District No. 13-1
Improvement Revenue	4.000%	9/2/16	1,065	1,129
3 Jurupa CA Public Financing Authority Special
Tax Revenue	4.000%	9/1/16	425	454
3 Jurupa CA Public Financing Authority Special
Tax Revenue	3.500%	9/1/17	425	456
3 Jurupa CA Public Financing Authority Special
Tax Revenue	4.000%	9/1/18	380	419
3 Jurupa CA Public Financing Authority Special
Tax Revenue	5.000%	9/1/19	460	530
La Quinta CA Redevelopment Agency Tax
Allocation Revenue	3.000%	9/1/14	1,565	1,569
La Quinta CA Redevelopment Agency Tax
Allocation Revenue	3.000%	9/1/15	1,705	1,753
La Quinta CA Redevelopment Agency Tax
Allocation Revenue	4.000%	9/1/16	1,600	1,712
La Verne CA (Brethren Hillcrest Homes) COP	2.000%	5/15/15	465	469
La Verne CA (Brethren Hillcrest Homes) COP	3.000%	5/15/17	575	595
La Verne CA (Brethren Hillcrest Homes) COP	4.000%	5/15/18	235	251
Long Beach CA Finance Authority Natural Gas
Purchase Revenue	5.250%	11/15/18	1,185	1,339
Long Beach CA Harbor Revenue	5.000%	11/15/18	32,500	38,034
Los Angeles CA Department of Water & Power
Revenue	4.000%	1/1/16	9,100	9,508
Los Angeles CA Department of Water & Power
Revenue	5.000%	1/1/16	8,300	8,769
Los Angeles CA GO	5.000%	9/1/18	12,900	15,060
Los Angeles CA Unified School District GO	5.000%	7/1/18	23,335	27,067
Los Angeles CA Unified School District GO	5.000%	7/1/18	73,395	85,134
Los Angeles CA Unified School District GO	5.000%	7/1/18	9,830	11,402
1 Los Angeles CA Unified School District GO TOB
VRDO	0.070%	8/7/14	6,700	6,700
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	7/1/18	12,750	14,838
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	8/1/15	10,850	11,374
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	8/1/16	3,450	3,770

Los Angeles County CA Redevelopment
Authority Tax Allocation Revenue (Various
Project Areas)	3.000%	9/1/14	3,110	3,117
Los Angeles County CA Redevelopment
Authority Tax Allocation Revenue (Various
Project Areas)	4.000%	9/1/15	1,000	1,037
Los Angeles County CA Redevelopment
Authority Tax Allocation Revenue (Various
Project Areas)	5.000%	9/1/17	3,815	4,278
Los Angeles County CA Redevelopment
Authority Tax Allocation Revenue (Various
Project Areas)	5.000%	9/1/18	1,000	1,143
Los Angeles County CA Regional Financing
Authority Revenue (Montecedro Inc. Project)	2.500%	11/15/20	1,665	1,694
Los Angeles County CA Regional Financing
Authority Revenue (Montecedro Inc. Project)	3.000%	11/15/20	925	945
1 Metropolitan Water District of Southern
California Revenue TOB VRDO	0.070%	8/7/14	24,125	24,125
Modesto CA Irrigation District Electric Revenue	5.000%	7/1/15	1,000	1,045
Modesto CA Irrigation District Electric Revenue	5.000%	7/1/16	3,100	3,384
Modesto CA Irrigation District Electric Revenue	5.000%	7/1/17	1,055	1,193
Monterey Peninsula CA Unified School District
BAN	2.500%	11/1/15	4,250	4,367
Northern California Gas Authority No. 1
Revenue	0.787%	7/1/19	12,800	12,373
Oakland CA Redevelopment Agency Tax
Allocation Revenue (Central District Project)	5.000%	9/1/16	2,100	2,289
Oakland CA Redevelopment Agency Tax
Allocation Revenue (Central District Project)	5.000%	9/1/17	3,500	3,931
Oakland CA Redevelopment Agency Tax
Allocation Revenue (Central District Project)	5.000%	9/1/18	1,550	1,775
Oakland CA Redevelopment Agency Tax
Allocation Revenue (Central District Project)	5.000%	9/1/19	1,500	1,743
1 Peralta CA Community College District Revenue
TOB VRDO	0.120%	8/7/14 (4)	7,715	7,715
Pittsburg CA Redevelopment Agency Tax
Allocation Revenue (Los Medanos Community
Development Project)	4.000%	8/1/16	1,325	1,415
Riverside County CA Asset Leasing Corp.
Leasehold Revenue (Riverside County
Hospital Project)	4.000%	6/1/16	2,500	2,658
Riverside County CA Asset Leasing Corp.
Leasehold Revenue (Riverside County
Hospital Project)	5.000%	6/1/16	3,400	3,677
Riverside County CA Asset Leasing Corp.
Leasehold Revenue (Riverside County
Hospital Project)	4.000%	6/1/17	2,000	2,182
Riverside County CA Asset Leasing Corp.
Leasehold Revenue (Riverside County
Hospital Project)	5.000%	6/1/17	3,705	4,146
Riverside County CA Transportation
Commission Sales Tax Revenue	5.000%	6/1/18	500	579
Roseville CA Natural Gas Financing Authority
Gas Revenue	5.000%	2/15/15	1,500	1,535
Sacramento CA Municipal Utility District
Revenue	5.000%	8/15/14	2,815	2,820

Sacramento CA Municipal Utility District
Revenue	5.000%	8/15/15	2,635	2,769
San Bernardino CA City Unified School District
GO	4.000%	8/1/16	1,250	1,338
San Bernardino County CA Medical Center
(Arrowhead Project) COP	5.000%	8/1/14	3,205	3,205
San Bernardino County CA Medical Center
(Arrowhead Project) COP	5.000%	8/1/15	2,965	3,094
San Diego CA Unified School District GO	0.500%	7/1/15	13,100	13,138
San Diego CA Unified School District GO	0.500%	7/1/15	3,500	3,510
1 San Diego County CA Water Authority Revenue
COP TOB VRDO	0.060%	8/7/14	4,000	4,000
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/15 (4)	5,000	5,184
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/15	4,535	4,702
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/16	21,100	22,861
1 San Jose CA Unified School District Santa Clara
County GO TOB VRDO	0.110%	8/7/14	1,400	1,400
1 San Mateo County CA Joint Powers Financing
Authority Lease Revenue (Maple Street
Correctional Center) TOB VRDO	0.110%	8/7/14	6,275	6,275
Southern California Public Power Authority
Revenue (Magnolia Power Project) VRDO	0.040%	8/7/14 LOC	24,160	24,160
University of California Revenue VRDO	0.050%	8/7/14	26,800	26,800
				1,306,228
Colorado (1.9%)
Broomfield CO City & County COP	5.000%	12/1/15	5,790	6,148
Colorado Educational & Cultural Facilities
Authority Revenue (Johnson & Wales
University)	4.000%	4/1/15	1,100	1,126
Colorado Educational & Cultural Facilities
Authority Revenue (Johnson & Wales
University)	5.000%	4/1/16	1,000	1,071
Colorado Health Facilities Authority Revenue
(Catholic Health Initiatives) PUT	5.000%	11/11/14	1,400	1,419
Colorado Health Facilities Authority Revenue
(Catholic Health Initiatives) PUT	4.000%	11/12/15	3,400	3,560
1 Colorado Health Facilities Authority Revenue
(Catholic Health Initiatives) TOB VRDO	0.260%	8/7/14	10,000	10,000
Colorado Health Facilities Authority Revenue
(Covenant Retirement Community Inc.)	5.000%	12/1/14	1,320	1,337
Colorado Health Facilities Authority Revenue
(Covenant Retirement Community Inc.)	5.000%	12/1/15	1,050	1,098
Colorado Health Facilities Authority Revenue
(Covenant Retirement Community Inc.)	4.000%	12/1/16	1,000	1,049
Colorado Health Facilities Authority Revenue
(Covenant Retirement Community Inc.)	5.000%	12/1/17	1,580	1,725
Colorado Health Facilities Authority Revenue
(Covenant Retirement Community Inc.)	3.150%	12/1/18	8,460	8,532
Colorado Health Facilities Authority Revenue
(Sisters of Charity of Leavenworth Health
System)	5.000%	1/1/15	1,945	1,984
Colorado Health Facilities Authority Revenue
(Sisters of Charity of Leavenworth Health
System)	5.000%	1/1/15	3,500	3,570

1 Colorado Health Facilities Authority Revenue
(Sisters of Charity of Leavenworth Health
System) TOB VRDO	0.070%	8/7/14	7,595	7,595
Colorado Health Facilities Authority Revenue
(Sisters of Charity of Leavenworth Health
System) VRDO	0.070%	8/7/14	30,900	30,900
Denver CO City & County Airport Revenue	0.490%	8/5/14 (12)	22,100	22,100
Denver CO City & County Airport Revenue	0.440%	8/6/14 (12)	27,400	27,400
Denver CO City & County Airport Revenue	0.490%	8/7/14 (12)	25,400	25,400
Denver CO City & County Airport Revenue	0.280%	8/8/14 (12)	21,600	21,600
2 E-470 Public Highway Authority Colorado
Revenue PUT	1.240%	8/31/17	7,500	7,504
2 E-470 Public Highway Authority Colorado
Revenue PUT	1.810%	9/1/17 (14)	7,000	7,050
Regional Transportation District of Colorado
COP	5.000%	6/1/15	2,330	2,423
Regional Transportation District of Colorado
Sales Tax Revenue	5.000%	11/1/14	5,250	5,314
Regional Transportation District of Colorado
Sales Tax Revenue (FasTracks Project)	5.000%	11/1/16 (Prere.)	14,230	15,701
Regional Transportation District of Colorado
Sales Tax Revenue (FasTracks Project)	5.000%	11/1/16 (Prere.)	11,280	12,446
1 University of Colorado Enterprise System
Revenue TOB VRDO	0.280%	8/7/14 LOC	7,820	7,820
				235,872
Connecticut (3.5%)
Connecticut GO	0.360%	8/1/14	15,825	15,825
Connecticut GO	0.340%	8/7/14	7,000	7,000
Connecticut GO	0.360%	8/7/14	12,740	12,740
Connecticut GO	0.360%	8/7/14	13,310	13,310
2 Connecticut GO	0.290%	9/15/14	4,375	4,376
Connecticut GO	5.000%	1/1/15	3,400	3,470
2 Connecticut GO	0.460%	4/15/15	6,250	6,256
2 Connecticut GO	0.560%	5/15/15	36,400	36,467
Connecticut GO	4.000%	8/15/15	2,000	2,080
Connecticut GO	3.000%	12/15/15	8,375	8,694
Connecticut GO	5.000%	12/15/15	39,310	41,883
2 Connecticut GO	0.590%	4/15/16	5,000	5,010
2 Connecticut GO	0.710%	5/15/16	22,350	22,457
2 Connecticut GO	0.710%	5/15/16	8,300	8,339
Connecticut GO	4.000%	6/15/16	46,570	49,736
Connecticut GO	5.000%	7/15/16	10,000	10,902
2 Connecticut GO	0.490%	9/15/16	3,000	3,008
Connecticut GO	5.000%	11/1/16	7,000	7,721
Connecticut GO	5.000%	12/1/16	5,000	5,532
Connecticut GO	5.000%	12/15/16	37,470	41,521
2 Connecticut GO	0.370%	3/1/17	3,000	2,984
2 Connecticut GO	0.400%	3/1/17	5,675	5,639
2 Connecticut GO	0.740%	4/15/17	4,000	4,009
2 Connecticut GO	0.830%	5/15/17	3,120	3,149
Connecticut GO	5.000%	7/15/17	5,000	5,642
2 Connecticut GO	0.580%	9/15/17	1,750	1,754
2 Connecticut GO	0.940%	4/15/18	2,250	2,269
2 Connecticut GO	0.830%	9/15/18	4,000	4,032
2 Connecticut GO	1.160%	5/15/19	5,000	5,079
2 Connecticut GO PUT	0.710%	9/15/17	10,215	10,277
2 Connecticut GO PUT	1.410%	3/1/18	17,500	17,852

Connecticut Health & Educational Facilities
Authority Revenue (Yale University) PUT	5.000%	2/12/15	20,810	21,346
Connecticut Health & Educational Facilities
Authority Revenue (Yale University) PUT	0.800%	7/26/17	40,000	40,058
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	11/1/15	1,000	1,060
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	2/1/16	2,000	2,141
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	10/1/16	4,150	4,563
University of Connecticut GO	5.000%	2/15/16	1,855	1,989
University of Connecticut GO	5.000%	2/15/16	7,865	8,433
				448,603
Delaware (0.1%)
Delaware Transportation Authority
Transportation System Revenue	5.000%	7/1/16	2,300	2,508
University of Delaware Revenue PUT	0.700%	5/1/16	8,750	8,782
				11,290
District of Columbia (0.2%)
District of Columbia Revenue (Washington
Drama Society) VRDO	0.070%	8/7/14 LOC	13,140	13,140
2 District of Columbia Water & Sewer Authority
Public Utility Revenue PUT	0.540%	6/1/15	7,390	7,396
2 District of Columbia Water & Sewer Authority
Public Utility Revenue PUT	0.640%	6/1/16	6,000	6,016
				26,552
Florida (5.6%)
Broward County FL Airport System Revenue	5.000%	10/1/17	1,050	1,188
Broward County FL Airport System Revenue	5.000%	10/1/18	700	808
Broward County FL School Board COP	4.000%	7/1/15	1,000	1,035
Broward County FL School Board COP	5.000%	7/1/16	2,000	2,169
Broward County FL School Board COP	5.000%	7/1/17	5,000	5,607
Broward County FL School Board COP	5.000%	7/1/18	4,415	5,037
Citizens Property Insurance Corp. Florida
Revenue (Coastal Account)	5.000%	6/1/15	15,000	15,601
Citizens Property Insurance Corp. Florida
Revenue (Coastal Account)	5.000%	6/1/15	30,000	31,202
Citizens Property Insurance Corp. Florida
Revenue (Coastal Account)	5.000%	6/1/16	16,545	17,911
2 Citizens Property Insurance Corp. Florida
Revenue (Personal Lines
Account/Commercial Lines Account)	1.310%	6/1/15	4,100	4,131
Citizens Property Insurance Corp. Florida
Revenue (Personal Lines
Account/Commercial Lines Account)	5.000%	6/1/18	36,700	41,894
Citizens Property Insurance Corp. Florida
Revenue (Personal Lines
Account/Commercial Lines Account)	5.000%	6/1/19	6,700	7,763
Escambia County FL Pollution Control Revenue
(Gulf Power Co. Project) PUT	1.550%	6/15/16	3,000	3,029
Escambia County FL Solid Waste Disposal
System Revenue (Gulf Power Co. Project)
PUT	1.350%	6/2/15	4,250	4,275
Florida Board of Education Lottery Revenue	5.000%	7/1/15	12,045	12,581
Florida Board of Education Lottery Revenue	5.000%	7/1/16	16,710	18,193
Florida Board of Education Lottery Revenue	5.000%	7/1/16	11,655	12,689

Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/15	5,540	5,765
Florida Department of Transportation GO	5.000%	7/1/16	9,405	10,251
1 Florida Education System University System
Improvement Revenue TOB VRDO	0.080%	8/7/14	9,980	9,980
Florida GO	4.000%	7/1/15	1,000	1,035
Florida Hurricane Catastrophe Fund Finance
Corp. Revenue ETM	5.000%	7/1/15	21,695	22,644
Florida Municipal Power Agency Revenue
(Stanton II Project)	5.000%	10/1/16	1,350	1,477
Florida Municipal Power Agency Revenue
(Stanton II Project)	4.000%	10/1/17	1,650	1,810
Gainesville FL Utilities System Revenue VRDO	0.070%	8/1/14	18,700	18,700
1 Greater Orlando Aviation Authority Florida
Airport Facilities Revenue TOB VRDO	0.090%	8/7/14	5,000	5,000
Halifax Hospital Medical Center Florida Hospital
Revenue	5.250%	6/1/19	2,375	2,495
Highlands County FL Health Facilities Authority
Hospital Revenue (Adventist Health
System/Sunbelt Obligated Group)	5.000%	11/15/14	2,000	2,028
Highlands County FL Health Facilities Authority
Hospital Revenue (Adventist Health
System/Sunbelt Obligated Group)	5.125%	11/15/17	2,075	2,285
1 Highlands County FL Health Facilities Authority
Hospital Revenue (Adventist Health
System/Sunbelt Obligated Group) TOB VRDO	0.070%	8/7/14	15,730	15,730
Hillsborough County FL Aviation Authority
Revenue (Tampa International Airport)	5.500%	10/1/15 (4)	2,000	2,123
Hillsborough County FL Industrial Development
Authority Hospital Revenue (Tampa General
Hospital Project)	3.000%	10/1/14	700	703
Hillsborough County FL Industrial Development
Authority Hospital Revenue (Tampa General
Hospital Project)	4.000%	10/1/15	375	391
Hillsborough County FL School Board COP	5.000%	7/1/15	1,170	1,221
Jacksonville FL Capital Project Revenue VRDO	0.080%	8/7/14 LOC	29,700	29,700
Jacksonville FL Electric Authority Electric
System Revenue	5.000%	10/1/14	4,000	4,033
Jacksonville FL Electric Authority Electric
System Revenue VRDO	0.070%	8/7/14	7,115	7,115
Jacksonville FL Electric Authority Water &
Sewer Revenue	4.000%	10/1/17	1,500	1,655
Jacksonville FL Electric Authority Water &
Sewer Revenue VRDO	0.070%	8/7/14	41,390	41,390
Jacksonville FL Electric Authority Water &
Sewer Revenue VRDO	0.070%	8/7/14	12,300	12,300
Jacksonville FL Excise Taxes Revenue	5.000%	10/1/14	1,000	1,008
Kissimmee FL Utility Authority Electric System
Revenue	4.000%	10/1/14	1,250	1,258
Kissimmee FL Utility Authority Electric System
Revenue	5.250%	10/1/14 (4)	1,750	1,764
Kissimmee FL Utility Authority Electric System
Revenue	4.000%	10/1/15	2,000	2,083
2 Lakeland FL Energy System Revenue	0.810%	10/1/17	10,000	10,016
Lee County FL Non-Ad Valorem Revenue	3.000%	10/1/14	700	703
Lee County FL Non-Ad Valorem Revenue	4.000%	10/1/15	850	886
Lee County FL Non-Ad Valorem Revenue	4.000%	10/1/16	1,000	1,070

	Lee County FL Non-Ad Valorem Revenue	5.000%	10/1/17	1,220	1,372
	Lee County FL School Board COP	5.000%	8/1/17	4,000	4,480
	Lee County FL School Board COP	5.000%	8/1/18	3,530	4,030
	Miami Beach FL Health Facilities Authority
	Revenue (Mount Sinai Medical Center)	3.000%	11/15/14	600	604
	Miami Beach FL Health Facilities Authority
	Revenue (Mount Sinai Medical Center)	4.000%	11/15/17	1,965	2,107
	Miami Beach FL Health Facilities Authority
	Revenue (Mount Sinai Medical Center)	4.000%	11/15/18	1,125	1,207
1	Miami-Dade County FL Building Better
	Communities GO TOB VRDO	0.070%	8/7/14	9,995	9,995
1	Miami-Dade County FL Educational Facilities
	Authority Revenue (University of Miami) TOB
	VRDO	0.160%	8/7/14	10,140	10,140
	Miami-Dade County FL Health Facilities
	Authority Hospital Revenue (Miami Children's
	Hospital)	5.000%	8/1/17	400	441
	Miami-Dade County FL Health Facilities
	Authority Hospital Revenue (Miami Children's
	Hospital)	4.000%	8/1/18	505	547
	Miami-Dade County FL Industrial Development
	Authority Solid Waste Disposal Revenue
	(Waste Management Inc. of Florida Project)
	PUT	2.250%	11/3/14	6,250	6,275
1	Miami-Dade County FL School Board COP TOB
	PUT	0.570%	8/7/14 LOC	15,760	15,760
[1,2] Miami-Dade County FL School Board COP TOB
	PUT	0.570%	8/7/14 LOC	15,760	15,760
1	Miami-Dade County FL School Board COP TOB
	PUT	0.620%	8/7/14 LOC	12,690	12,690
1	Miami-Dade County FL School Board COP TOB
	PUT	0.560%	9/11/14 LOC	27,245	27,245
1	Miami-Dade County FL School Board COP TOB
	VRDO	0.160%	8/7/14 (12)	26,000	26,000
	Miami-Dade County FL Seaport Revenue VRDO	0.060%	8/7/14 LOC	22,900	22,900
1	Miami-Dade County FL Transit Sales Surtax
	Revenue TOB VRDO	0.080%	8/7/14 (4)	32,570	32,570
1	Miami-Dade County FL Transit Sales Surtax
	Revenue TOB VRDO	0.080%	8/7/14 (12)	7,450	7,450
1	Miami-Dade County FL Water & Sewer Revenue
	TOB VRDO	0.100%	8/7/14 (4)	7,935	7,935
1	Miami-Dade County FL Water & Sewer Revenue
	TOB VRDO	0.230%	8/7/14	17,990	17,990
	Okeechobee County FL Solid Waste Disposal
	Revenue(Waste Management
	Inc./Okeechobee Landfill Project) PUT	2.250%	7/1/16	2,520	2,594
	Orange County FL Health Facilities Authority
	Hospital Revenue (Orlando Health Inc.)	5.000%	10/1/14	2,000	2,016
	Orange County FL Health Facilities Authority
	Revenue (Nemours Foundation Project)	4.000%	1/1/15	500	507
	Orange County FL School Board COP	5.000%	8/1/14	4,000	4,000
	Orange County FL School Board COP	5.000%	8/1/15	2,700	2,827
	Orange County FL Tourist Development
	Revenue	5.000%	10/1/14	8,710	8,780
	Orlando FL Utility Commission Utility System
	Revenue	5.000%	10/1/14	3,075	3,100

Orlando FL Utility Commission Utility System
Revenue	5.000%	10/1/14	4,000	4,033
Palm Beach County FL Health Facilities
Authority Revenue (Jupiter Medical Center
Inc. Project)	4.000%	11/1/17	2,095	2,239
Palm Beach County FL School Board COP PUT	5.000%	8/1/16	8,000	8,686
1 Palm Beach County FL School Board COP TOB
VRDO	0.100%	8/7/14	2,200	2,200
Reedy Creek FL Improvement District Utilities
Revenue	5.000%	10/1/17	785	884
1 South Miami FL Health Facilities Authority
Hospital Revenue (Baptist Health South
Florida Obligated Group) TOB VRDO	0.070%	8/7/14	7,500	7,500
1 South Miami FL Health Facilities Authority
Hospital Revenue (Baptist Health South
Florida Obligated Group) TOB VRDO	0.110%	8/7/14	6,350	6,350
Tallahassee FL Energy System Revenue	5.250%	10/1/15 (4)	5,240	5,539
1 Tallahassee FL Energy System Revenue TOB
VRDO	0.100%	8/7/14	11,250	11,250
Tampa Bay FL Water Utility System Revenue	5.000%	10/1/16	5,500	6,048
Tampa FL Cigarette Tax Allocation Revenue (H.
Lee Moffitt Cancer Center Project)	3.000%	9/1/15	850	874
Tampa FL Cigarette Tax Allocation Revenue (H.
Lee Moffitt Cancer Center Project)	3.000%	9/1/16	1,000	1,047
Tampa FL Hospital Revenue	4.000%	7/1/15	400	411
Tampa FL Hospital Revenue	5.000%	7/1/16	700	753
Tampa FL Hospital Revenue	4.000%	7/1/17	1,525	1,640
				714,508
Georgia (2.1%)
Atlanta GA Airport Passenger Facility Charge
Revenue	5.000%	1/1/15	2,440	2,490
Atlanta GA Airport Revenue	4.000%	1/1/15	500	508
Atlanta GA Airport Revenue	5.000%	1/1/16	1,000	1,067
Atlanta GA Airport Revenue	5.000%	1/1/16	6,500	6,932
Atlanta GA Airport Revenue	5.000%	1/1/18	500	569
1 Atlanta GA Airport Revenue TOB VRDO	0.260%	8/7/14 (4)	10,000	10,000
2 Atlanta GA Water & Wastewater Revenue PUT	1.604%	11/1/18	56,750	57,830
1 Atlanta GA Water & Wastewater Revenue TOB
VRDO	0.160%	8/7/14	10,000	10,000
Bartow County GA Development Authority
Pollution Control Revenue (Georgia Power
Co. Plant Bowen Project) PUT	2.375%	8/10/17	8,000	8,227
Burke County GA Development Authority
Pollution Control Revenue (Georgia Power
Co. Plant Vogtle Project) PUT	1.400%	4/1/15	5,500	5,531
Burke County GA Development Authority
Pollution Control Revenue (Georgia Power
Co. Plant Vogtle Project) PUT	1.250%	5/1/15	8,500	8,536
Burke County GA Development Authority
Pollution Control Revenue (Georgia Power
Co. Plant Vogtle Project) PUT	1.550%	6/21/16	10,000	10,128
Burke County GA Development Authority
Pollution Control Revenue (Georgia Power
Co. Plant Vogtle Project) PUT	1.375%	4/4/17	2,275	2,286
Burke County GA Development Authority
Pollution Control Revenue (Georgia Power
Co. Plant Vogtle Project) PUT	1.750%	6/1/17	10,000	10,192

Burke County GA Development Authority
Pollution Control Revenue (Georgia Power
Co. Plant Vogtle Project) PUT	1.800%	4/3/18	5,250	5,309
Carroll County GA School District GO	4.000%	4/1/15	3,000	3,076
Cobb County GA Kennestone Hospital Authority
Revenue	3.000%	4/1/15	350	356
Cobb County GA Kennestone Hospital Authority
Revenue	4.000%	4/1/16	1,050	1,111
Dalton GA Development Authority Revenue
(Hamilton Health Care System)	4.000%	8/15/15	750	779
Dalton GA Development Authority Revenue
(Hamilton Health Care System)	4.000%	8/15/16	1,370	1,466
Dalton GA Development Authority Revenue
(Hamilton Health Care System)	5.000%	8/15/17	1,500	1,687
DeKalb County GA Water & Sewer Revenue	4.000%	10/1/15	1,000	1,045
DeKalb County GA Water & Sewer Revenue	5.000%	10/1/17	1,000	1,133
DeKalb County GA Water & Sewer Revenue	5.000%	10/1/17	500	566
DeKalb County GA Water & Sewer Revenue	5.000%	10/1/18	800	924
Floyd County GA Development Authority
Revenue (Georgia Power Co. Plant Hammond
Project) PUT	0.850%	11/19/15	5,000	5,019
Georgia GO	5.000%	9/1/14	4,000	4,016
Georgia GO	4.750%	11/1/15	8,035	8,495
Georgia GO	5.000%	4/1/16	8,155	8,797
Georgia GO	5.000%	7/1/16	1,195	1,248
Georgia GO	5.500%	7/1/16	3,345	3,350
Georgia Municipal Electric Power Authority
Revenue	5.000%	1/1/15	1,500	1,531
Georgia Municipal Electric Power Authority
Revenue	5.000%	1/1/16	1,250	1,334
Georgia Municipal Electric Power Authority
Revenue	5.000%	1/1/17	1,825	2,021
Georgia Municipal Electric Power Authority
Revenue	5.000%	1/1/18	1,825	2,078
Georgia Municipal Electric Power Authority
Revenue	5.000%	1/1/18	1,400	1,594
Georgia Road & Tollway Authority Revenue	5.000%	3/1/16	6,700	7,203
Henry County GA School District GO	4.000%	12/1/14	2,500	2,532
Henry County GA School District GO	4.000%	12/1/15	4,000	4,202
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.000%	3/15/15	6,745	6,927
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.000%	3/15/15	14,550	14,927
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.000%	3/15/16	5,220	5,570
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.000%	3/15/17	250	271
2 Metropolitan Atlanta GA Rapid Transportation
Authority Georgia Sales Tax Revenue	0.230%	7/1/16	1,800	1,800
2 Metropolitan Atlanta GA Rapid Transportation
Authority Georgia Sales Tax Revenue PUT	0.360%	7/1/17	17,500	17,492
Monroe County GA Development Authority
Pollution Control Revenue (Georgia Power
Co. Plant Scherer Project) PUT	2.000%	6/13/19	2,000	2,003
Municipal Electric Authority Georgia Revenue	5.000%	4/1/18	3,565	4,094
Municipal Electric Authority Georgia Revenue
(Combined Cycle Project)	5.000%	11/1/16	1,325	1,463

	Municipal Electric Authority Georgia Revenue
	(Combined Cycle Project)	5.000%	11/1/17	1,700	1,937
	Municipal Electric Authority Georgia Revenue
	(Project One)	5.000%	1/1/15	2,000	2,041
	Municipal Electric Authority Georgia Revenue
	(Project One)	5.000%	1/1/16	3,000	3,203
					266,896
Hawaii (0.5%)
	Hawaii GO	5.000%	2/1/15	3,600	3,687
	Hawaii GO	5.000%	8/1/15	10,000	10,486
	Hawaii GO	5.000%	2/1/16	4,000	4,285
	Hawaii GO	5.000%	7/1/16 (2)	23,095	24,109
	Hawaii Housing Finance & Development Corp.
	Multifamily Housing Revenue (Halekauwila
	Place)	0.700%	12/1/15	6,000	6,003
	Honolulu HI City & County GO	5.000%	7/1/15 (14)	4,000	4,178
	Honolulu HI City & County GO	5.000%	11/1/16	7,165	7,911
					60,659
Idaho (0.3%)
	Idaho Building Authority Revenue (Prison
	Facilities Project) VRDO	0.060%	8/7/14	4,735	4,735
	Idaho Housing & Finance Association
	Unemployment Compensation Revenue	5.000%	8/15/14	5,000	5,009
	Idaho Housing & Finance Association
	Unemployment Compensation Revenue	5.000%	8/15/15	31,375	32,946
					42,690
Illinois (5.1%)
	Chicago IL Board of Education GO	5.000%	12/1/15 (14)	6,375	6,476
	Chicago IL Board of Education GO	5.000%	12/1/15	2,000	2,105
	Chicago IL Board of Education GO	5.000%	12/1/16	2,855	3,096
	Chicago IL Board of Education GO	5.000%	12/1/17 (4)	3,000	3,346
2	Chicago IL Board of Education GO PUT	0.688%	6/2/16	25,750	25,213
[1,2] Chicago IL Board of Education GO TOB PUT		0.690%	8/21/14 LOC	76,500	76,500
1	Chicago IL Board of Education GO TOB VRDO	0.360%	8/7/14 (4)	6,520	6,520
	Chicago IL GO	5.000%	1/1/15 (ETM)	2,715	2,769
	Chicago IL GO	6.250%	1/1/15 (ETM)	2,500	2,563
1	Chicago IL GO TOB VRDO	0.360%	8/7/14	15,180	15,180
	Chicago IL Midway Airport Revenue PUT	5.000%	1/1/15 (Prere.)	10,925	11,141
	Chicago IL O'Hare International Airport Revenue	4.000%	1/1/15	1,000	1,016
	Chicago IL O'Hare International Airport Revenue	5.000%	1/1/16	3,000	3,196
	Chicago IL O'Hare International Airport Revenue	5.250%	1/1/17 (14)	4,540	5,041
1	Chicago IL O'Hare International Airport Revenue
	TOB VRDO	0.180%	8/7/14 (4)	2,500	2,500
1	Chicago IL O'Hare International Airport Revenue
	TOB VRDO	0.210%	8/7/14 (4)	21,645	21,645
1	Chicago IL O'Hare International Airport Revenue
	TOB VRDO	0.210%	8/7/14 (12)	27,185	27,185
	Chicago IL Water Revenue	5.000%	11/1/18	675	773
1	Chicago IL Water Revenue TOB VRDO	0.240%	8/7/14	7,495	7,495
1	Chicago IL Water Revenue TOB VRDO	0.240%	8/7/14	5,245	5,245
	Illinois Educational Facilities Authority Revenue
	(Field Museum of Natural History) VRDO	0.070%	8/7/14 LOC	8,100	8,100
	Illinois Educational Facilities Authority Revenue
	(University of Chicago) PUT	1.875%	2/12/15	3,925	3,959
	Illinois Finance Authority Gas Supply Revenue
	(Peoples Gas Light & Coke) PUT	2.625%	8/1/15	2,675	2,727

Illinois Finance Authority Revenue (Advocate
Health Care Network) PUT	5.000%	5/1/19	5,000	5,773
1 Illinois Finance Authority Revenue (Advocate
Health Care Network) TOB VRDO	0.070%	8/7/14	9,000	9,000
Illinois Finance Authority Revenue (Advocate
Health Care Network) VRDO	0.050%	8/7/14	1,030	1,030
Illinois Finance Authority Revenue (Art Institute
of Chicago)	5.000%	3/1/15	3,000	3,083
Illinois Finance Authority Revenue (Art Institute
of Chicago)	5.000%	3/1/15	900	925
Illinois Finance Authority Revenue (Ascension
Health Credit Group) PUT	5.000%	5/1/15	7,050	7,300
Illinois Finance Authority Revenue (Ascension
Health Credit Group) PUT	5.000%	5/1/17	4,500	5,008
Illinois Finance Authority Revenue (Carle
Foundation)	5.000%	8/15/16	2,220	2,401
1 Illinois Finance Authority Revenue (Carle
Foundation) TOB VRDO	0.180%	8/7/14 (12)	12,680	12,680
Illinois Finance Authority Revenue (Carle
Foundation) VRDO	0.060%	8/7/14 LOC	38,900	38,900
Illinois Finance Authority Revenue (Centegra
Health System)	5.000%	9/1/18	235	262
Illinois Finance Authority Revenue (DePaul
University)	5.250%	10/1/14 (Prere.)	2,000	2,017
Illinois Finance Authority Revenue (Hospital
Sister Services Inc.)	5.000%	8/15/15	1,000	1,048
Illinois Finance Authority Revenue (Hospital
Sister Services Inc.)	5.000%	8/15/16	1,150	1,253
Illinois Finance Authority Revenue (Hospital
Sister Services Inc.)	5.000%	8/15/17	2,000	2,239
Illinois Finance Authority Revenue (Provena
Health)	5.250%	5/1/15	2,555	2,628
Illinois Finance Authority Revenue (Trinity
Health Corp.)	3.000%	12/1/16	1,865	1,967
Illinois Finance Authority Revenue (University of
Chicago Medical Center)	5.000%	8/15/15	1,500	1,574
Illinois Finance Authority Revenue (University of
Chicago)	5.000%	10/1/15	500	528
Illinois Finance Authority Revenue (University of
Chicago)	5.000%	10/1/16	690	757
1 Illinois Finance Authority Revenue (University of
Chicago) TOB VRDO	0.070%	8/7/14	2,960	2,960
Illinois Finance Authority Solid Waste Disposal
Revenue (Prairie Power Inc. Project) PUT	1.300%	5/8/17	2,500	2,520
Illinois GO	5.000%	9/1/15	2,860	2,871
Illinois GO	5.000%	1/1/16	25,945	27,431
Illinois GO	5.000%	5/1/16	6,500	6,953
Illinois GO	4.000%	2/1/18	4,000	4,285
Illinois GO	5.000%	4/1/18	2,500	2,768
Illinois GO	5.000%	5/1/18	8,000	8,868
Illinois GO	5.000%	8/1/18	22,160	24,629
Illinois GO	4.000%	2/1/19	7,500	8,020
Illinois GO	5.000%	2/1/19	875	973
Illinois GO	5.000%	5/1/19	12,000	13,349
Illinois GO	5.000%	7/1/19	4,725	5,257
Illinois GO	5.000%	8/1/19	15,000	16,695

Illinois Regional Transportation Authority
Revenue PUT	0.450%	6/1/15	25,000	25,000
Illinois Sales Tax Revenue	5.500%	6/15/15 (3)	1,500	1,570
Illinois Sales Tax Revenue	5.000%	6/15/16	10,000	10,871
Illinois Sales Tax Revenue	5.500%	6/15/16 (3)	1,140	1,247
Illinois Toll Highway Authority Revenue	5.000%	12/1/17	6,500	7,411
1 Illinois Toll Highway Authority Toll Highway
Revenue TOB VRDO	0.070%	8/7/14	15,995	15,995
1 Illinois Toll Highway Authority Toll Highway
Revenue TOB VRDO	0.070%	8/7/14	14,305	14,305
Illinois Unemployment Insurance Fund Building
Receipts Revenue	4.000%	12/15/14	1,500	1,522
Illinois Unemployment Insurance Fund Building
Receipts Revenue	5.000%	12/15/14	7,250	7,382
Illinois Unemployment Insurance Fund Building
Receipts Revenue	5.000%	6/15/15	7,265	7,573
Illinois Unemployment Insurance Fund Building
Receipts Revenue	4.000%	12/15/15	2,750	2,894
Illinois Unemployment Insurance Fund Building
Receipts Revenue	5.000%	12/15/15	3,000	3,198
Illinois Unemployment Insurance Fund Building
Receipts Revenue	5.000%	6/15/16	2,500	2,717
Illinois Unemployment Insurance Fund Building
Receipts Revenue	5.000%	6/15/17	12,750	14,103
Illinois Unemployment Insurance Fund Building
Receipts Revenue	5.000%	12/15/17	7,500	8,282
Illinois Unemployment Insurance Fund Building
Receipts Revenue	5.000%	6/15/18	10,475	11,565
1 Lake, Cook, Kane, & McHenry Counties IL
Community Unified School District GO TOB
VRDO	0.070%	8/7/14	10,355	10,355
1 Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue TOB VRDO	0.170%	8/7/14 LOC	5,515	5,515
1 Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue TOB VRDO	0.170%	8/7/14 (14)LOC	9,715	9,715
Railsplitter Tobacco Settlement Authority Illinois
Tobacco Settlement Revenue	5.000%	6/1/15	7,000	7,249
Railsplitter Tobacco Settlement Authority Illinois
Tobacco Settlement Revenue	5.000%	6/1/17	2,500	2,770
Railsplitter Tobacco Settlement Authority Illinois
Tobacco Settlement Revenue	5.000%	6/1/18	1,875	2,122
				645,104
Indiana (1.0%)
Indiana Finance Authority Economic
Development Revenue (Republic Services
Inc. Project) PUT	0.300%	9/2/14	1,500	1,500
Indiana Finance Authority Health System
Revenue (Sisters of St. Francis Health
Services Inc. Obligated Group)	5.000%	11/1/14	1,415	1,432
Indiana Finance Authority Hospital Revenue
(Community Health Network)	5.000%	5/1/17	520	576
Indiana Finance Authority Hospital Revenue
(Indiana University Health Obligated Group)	4.000%	3/1/15	1,500	1,533
Indiana Finance Authority Hospital Revenue
(Indiana University Health Obligated Group)	5.000%	3/1/16	4,560	4,887
Indiana Finance Authority Hospital Revenue
(Indiana University Health Obligated Group)	5.000%	3/1/17	4,350	4,823

Indiana Finance Authority Hospital Revenue
(Parkview Health System)	4.000%	5/1/17	500	540
Indiana Finance Authority Revenue (Community
Foundation of Northwest Indiana Obligated
Group)	4.000%	3/1/15	250	254
Indiana Finance Authority Revenue (Community
Foundation of Northwest Indiana Obligated
Group)	5.000%	3/1/16	500	531
Indiana Finance Authority Revenue (Community
Foundation of Northwest Indiana Obligated
Group)	5.000%	3/1/17	1,000	1,092
Indiana Finance Authority Revenue (State
Revolving Fund)	5.000%	2/1/16	7,630	8,174
1 Indiana Finance Authority Revenue (State
Revolving Fund) TOB VRDO	0.060%	8/7/14	13,075	13,075
Indiana Finance Authority Wastewater Utility
Revenue (CWA Authority Project)	4.000%	10/1/16	375	404
Indiana Finance Authority Wastewater Utility
Revenue (CWA Authority Project)	5.000%	10/1/17	350	396
Indiana Finance Authority Wastewater Utility
Revenue (CWA Authority Project)	5.000%	10/1/18	410	474
Indiana Finance Authority Water Utility Revenue
(Citizens Energy Project) ETM	3.000%	10/1/14	5,000	5,023
Indiana Health & Educational Facility Financing
Authority Revenue (Ascension Health Credit
Group) PUT	4.100%	11/3/16	2,080	2,241
Indiana Health Facility Financing Authority
Revenue (Ascension Health Credit Group)
PUT	1.500%	8/1/14	18,995	18,995
Indiana Health Facility Financing Authority
Revenue (Ascension Health Credit Group)
PUT	1.700%	9/1/14	10,000	10,012
Indiana Health Facility Financing Authority
Revenue (Ascension Health Credit Group)
PUT	5.000%	6/1/15	15,305	15,915
Indiana Health Facility Financing Authority
Revenue (Ascension Health Credit Group)
PUT	1.500%	6/1/16	4,840	4,918
Indiana Health Facility Financing Authority
Revenue (Ascension Health Credit Group)
PUT	5.000%	7/28/16	2,700	2,937
Indiana Health Facility Financing Authority
Revenue (Ascension Health Credit Group)
PUT	1.600%	2/1/17	10,000	10,187
Indiana Municipal Power Agency Revenue	5.000%	1/1/16	800	853
Indiana Municipal Power Agency Revenue	5.000%	1/1/17	1,250	1,383
Rockport IN Pollution Control Revenue (Indiana
Michigan Power Co. Project) PUT	1.750%	6/1/18	5,500	5,497
Terre Haute IN Sanitation District Special Tax
Revenue	4.000%	1/1/15	3,190	3,231
Terre Haute IN Sanitation District Special Tax
Revenue	4.000%	7/1/15	3,255	3,344
Terre Haute IN Sanitation District Special Tax
Revenue	4.000%	1/1/16	3,320	3,452
Terre Haute IN Sanitation District Special Tax
Revenue	4.000%	7/1/16	3,385	3,558
				131,237

Iowa (0.0%)
Iowa Board of Regents Hospital Revenue
(University of Iowa Hospitals & Clinics)	4.000%	9/1/18	3,525	3,939
Iowa Higher Education Loan Authority Revenue
Private College Facility (Grinnell College
Project)	5.000%	12/1/15	1,400	1,489
				5,428
Kansas (0.2%)
2 Kansas Department of Transportation Highway
Revenue	0.290%	9/1/14	10,590	10,592
Kansas Development Finance Authority Hospital
Revenue (Adventist Health System/Sunbelt
Obligated Group)	4.500%	11/15/14	2,500	2,531
Wichita KS Hospital Facilities Revenue (Via
Christi Health System Inc.)	4.000%	11/15/14 (ETM)	200	202
Wichita KS Hospital Facilities Revenue (Via
Christi Health System Inc.)	5.000%	11/15/14 (ETM)	2,000	2,028
Wichita KS Hospital Facilities Revenue (Via
Christi Health System Inc.)	5.000%	11/15/14 (ETM)	2,060	2,089
Wichita KS Hospital Facilities Revenue (Via
Christi Health System Inc.)	4.500%	11/15/15 (ETM)	355	375
Wichita KS Hospital Facilities Revenue (Via
Christi Health System Inc.)	5.000%	11/15/16 (ETM)	750	829
Wyandotte County/Kansas City KS Unified
Government Utility System Revenue	4.000%	9/1/17	1,000	1,096
Wyandotte County/Kansas City KS Unified
Government Utility System Revenue	5.000%	9/1/19	500	582
				20,324
Kentucky (0.5%)
Kentucky Asset/Liability Commission Agency
Fund Revenue (Federal Highway Trust)	5.000%	9/1/17	1,500	1,692
Kentucky Economic Development Finance
Authority Revenue (Catholic Health Initiatives)
PUT	5.000%	11/11/14	1,000	1,013
Kentucky Property & Building Commission
Revenue	5.000%	10/1/14	1,000	1,008
Kentucky Property & Building Commission
Revenue	5.000%	8/1/15	3,675	3,853
Kentucky Property & Building Commission
Revenue	5.000%	11/1/15	4,000	4,239
Kentucky Property & Building Commission
Revenue	5.000%	8/1/16 (4)	5,000	5,229
Kentucky Property & Building Commission
Revenue	5.000%	10/1/16 (2)	3,950	4,336
Kentucky Public Transportation Infrastructure
Authority Toll Revenue (Downtown Crossing
Project) BAN	5.000%	7/1/17	27,795	30,915
Louisville & Jefferson County KY Metropolitan
Government Revenue (Catholic Health
Initiatives)	5.000%	12/1/17	2,500	2,837
Louisville & Jefferson County KY Metropolitan
Government Revenue (Catholic Health
Initiatives)	5.000%	12/1/18	1,750	2,023
Russell KY Revenue (Bon Secours Health
System)	4.000%	11/1/15	300	312

	Warren County KY Hospital Revenue (Bowling
	Green-Warren County Community Hospital
	Corp. Project)	4.000%	4/1/15	1,000	1,022
	Warren County KY Hospital Revenue (Bowling
	Green-Warren County Community Hospital
	Corp. Project)	4.000%	4/1/16	1,000	1,054
					59,533
Louisiana (1.2%)
[2,3] East Baton Rouge Parish LA Sewer
	Commission Revenue PUT	0.610%	8/1/18	25,000	25,013
2	Louisiana Gasoline & Fuel Tax Revenue PUT	0.576%	5/1/17	44,500	44,519
2	Louisiana Gasoline & Fuel Tax Revenue PUT	0.576%	5/1/18	12,500	12,493
2	Louisiana Gasoline & Fuel Tax Revenue PUT	0.656%	5/1/18	5,100	5,112
	Louisiana GO	5.000%	8/1/16	5,000	5,469
	Louisiana Office Facilities Corp. Lease Revenue
	(Capitol Complex Project)	5.000%	5/1/15	1,500	1,552
	Louisiana Offshore Terminal Authority Deep
	Water Port Revenue (LOOP LLC Project) PUT	2.100%	10/1/14	3,500	3,508
	Louisiana Offshore Terminal Authority Deep
	Water Port Revenue (LOOP LLC Project) PUT	2.125%	10/1/15	5,000	5,070
	Louisiana Offshore Terminal Authority Deep
	Water Port Revenue (LOOP LLC Project) PUT	2.200%	10/1/17	4,125	4,155
1	Louisiana Public Facilities Authority Hospital
	Revenue (Franciscan Missionaries of Our
	Lady Health System Project) TOB VRDO	0.180%	8/7/14 (4)	4,995	4,995
	Louisiana Public Facilities Authority Hospital
	Revenue (Franciscan Missionaries of Our
	Lady Health System Project) VRDO	0.050%	8/7/14 LOC	25,785	25,785
	Louisiana Public Facilities Authority Revenue
	(Entergy Gulf States Project)	2.875%	11/1/15	2,250	2,299
	New Orleans LA Sewage Service Revenue	4.000%	6/1/16	880	932
	New Orleans LA Sewage Service Revenue	5.000%	6/1/17	1,000	1,111
	New Orleans LA Water Revenue	5.000%	12/1/17	290	325
	New Orleans LA Water Revenue	5.000%	12/1/18	500	570
	Tobacco Settlement Financing Corp. Louisiana
	Revenue	5.000%	5/15/17	1,730	1,898
	Tobacco Settlement Financing Corp. Louisiana
	Revenue	5.000%	5/15/18	9,000	10,071
	Tobacco Settlement Financing Corp. Louisiana
	Revenue	5.000%	5/15/19	2,500	2,836
					157,713
Maine (0.0%)
	Maine Health & Higher Educational Facilities
	Authority Revenue VRDO	0.080%	8/7/14 LOC	4,975	4,975

Maryland (1.0%)
	Anne Arundel County MD GO	5.000%	4/1/17	6,960	7,788
	Anne Arundel County MD GO	5.000%	4/1/18	6,960	8,003
	Baltimore County MD GO	4.000%	2/1/15	2,900	2,956
	Maryland Department of Transportation
	Revenue	5.000%	6/1/16	2,010	2,183
	Maryland GO	5.000%	3/15/15	1,430	1,474
	Maryland GO	5.000%	8/1/15	1,455	1,526
	Maryland GO	5.250%	8/15/15	4,250	4,476
	Maryland GO	5.000%	8/1/16	27,680	30,264
	Maryland GO	5.000%	8/1/16	5,000	5,467

Maryland GO	5.000%	8/1/16	4,500	4,920
Maryland GO	4.000%	8/15/16	9,570	10,285
Maryland Health & Higher Educational Facilities
Authority Revenue (Anne Arundel Health
System)	3.000%	7/1/15	1,045	1,071
Maryland Health & Higher Educational Facilities
Authority Revenue (Anne Arundel Health
System)	3.000%	7/1/16	425	445
Maryland Health & Higher Educational Facilities
Authority Revenue (Anne Arundel Health
System)	4.000%	7/1/17	500	545
Maryland Health & Higher Educational Facilities
Authority Revenue (Johns Hopkins Health
System Obligated Group)	5.000%	7/1/18	1,000	1,157
Maryland Health & Higher Educational Facilities
Authority Revenue (Johns Hopkins Health
System Obligated Group) PUT	5.000%	5/15/15	2,000	2,078
2 Maryland Health & Higher Educational Facilities
Authority Revenue (Johns Hopkins Health
System Obligated Group) PUT	1.253%	11/15/16	2,000	2,023
2 Maryland Health & Higher Educational Facilities
Authority Revenue (Johns Hopkins Health
System Obligated Group) PUT	0.932%	11/15/17	12,020	12,078
2 Maryland Health & Higher Educational Facilities
Authority Revenue (Johns Hopkins Health
System Obligated Group) PUT	0.682%	5/15/18	5,300	5,294
2 Maryland Health & Higher Educational Facilities
Authority Revenue (Johns Hopkins Health
System Obligated Group) PUT	0.703%	5/15/18	9,625	9,622
Maryland Health & Higher Educational Facilities
Authority Revenue (Medstar Health)	5.000%	8/15/14	2,000	2,004
Montgomery County MD GO	5.000%	11/1/15	2,725	2,889
Prince Georges County MD GO	5.000%	9/15/15	1,100	1,160
Prince Georges County MD GO	5.000%	3/1/18	5,280	6,062
University System of Maryland Auxiliary Facility
& Tuition Revenue	5.000%	4/1/16	4,405	4,752
				130,522
Massachusetts (3.8%)
Boston MA GO	5.000%	2/1/18	7,965	9,123
Boston MA GO	5.000%	8/1/18	4,045	4,695
1 Massachusetts Bay Transportation Authority
Sales Tax Revenue TOB VRDO	0.160%	8/1/14	25,495	25,495
1 Massachusetts Bay Transportation Authority
Sales Tax Revenue TOB VRDO	0.210%	8/7/14	30,043	30,043
Massachusetts Department of Transportation
Metropolitan Highway System Revenue	5.000%	1/1/15	7,500	7,653
Massachusetts Development Finance Agency
Revenue (Berkshire Health System)	4.000%	10/1/15	500	519
Massachusetts Development Finance Agency
Revenue (Berkshire Health System)	5.000%	10/1/16	1,205	1,307
Massachusetts Development Finance Agency
Revenue (Boston University)	2.875%	10/1/14	7,000	7,033
Massachusetts Development Finance Agency
Revenue (Boston University)	2.875%	10/1/14	2,500	2,512
2 Massachusetts Development Finance Agency
Revenue (Boston University) PUT	0.610%	9/30/16	11,000	11,022

Massachusetts Development Finance Agency
Revenue (Dominion Energy Brayton Project)
PUT	2.250%	9/1/16 (Prere.)	23,980	24,914
Massachusetts Development Finance Agency
Revenue (Partners Healthcare) PUT	5.000%	1/14/16	9,925	10,573
2 Massachusetts Development Finance Agency
Revenue (Partners Healthcare) PUT	0.610%	1/30/18	8,935	8,928
Massachusetts Development Finance Agency
Revenue (Tufts Medical Center)	5.000%	1/1/15	1,245	1,265
Massachusetts Development Finance Agency
Revenue (UMass Memorial Medical Center)	5.000%	7/1/15	300	310
Massachusetts Development Finance Agency
Revenue (UMass Memorial Medical Center)	5.000%	7/1/17	2,260	2,445
2 Massachusetts Development Finance Agency
Revenue (Williams College) PUT	0.340%	7/1/17	14,860	14,825
2 Massachusetts GO	0.440%	9/1/14	19,550	19,551
Massachusetts GO	5.000%	1/1/15	4,000	4,082
2 Massachusetts GO	0.460%	2/1/15	7,500	7,502
2 Massachusetts GO	0.720%	2/1/15	8,300	8,314
2 Massachusetts GO	0.510%	9/1/15	32,350	32,413
Massachusetts GO	5.000%	10/1/15	2,980	3,149
2 Massachusetts GO	0.180%	2/1/16	42,150	42,073
Massachusetts GO	5.000%	8/1/16	3,375	3,690
2 Massachusetts GO	0.380%	1/1/17	12,100	12,101
2 Massachusetts GO	0.420%	2/1/17	10,535	10,537
2 Massachusetts GO	0.490%	1/1/18	5,000	5,015
Massachusetts GO VRDO	0.050%	8/1/14	13,000	13,000
Massachusetts Health & Educational Facilities
Authority Revenue (Amherst College) PUT	1.000%	11/1/14	9,858	9,878
Massachusetts Health & Educational Facilities
Authority Revenue (Amherst College) PUT	1.700%	11/1/16	9,370	9,581
Massachusetts Health & Educational Facilities
Authority Revenue (Lahey Clinic Medical
Center)	5.000%	8/15/19 (14)	500	523
Massachusetts Health & Educational Facilities
Authority Revenue (Museum of Fine Arts)
VRDO	0.050%	8/1/14	8,800	8,800
Massachusetts Health & Educational Facilities
Authority Revenue (Partners Healthcare
System)	0.290%	8/6/14 (4)	15,000	15,000
Massachusetts Health & Educational Facilities
Authority Revenue (Partners Healthcare
System)	0.450%	8/8/14 (4)	12,800	12,800
1 Massachusetts Health & Educational Facilities
Authority Revenue (Partners Healthcare
System) TOB VRDO	0.070%	8/7/14	13,100	13,100
Massachusetts Health & Educational Facilities
Authority Revenue (Partners Healthcare
System) VRDO	0.050%	8/7/14	6,400	6,400
Massachusetts Health & Educational Facilities
Authority Revenue (Partners Healthcare
System) VRDO	0.050%	8/7/14	14,200	14,200
Massachusetts Health & Educational Facilities
Authority Revenue (UMass Memorial Medical
Center)	5.000%	7/1/15	1,425	1,474
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/15 (4)	1,000	1,050

Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/15 (Prere.)	3,665	3,849
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/15 (Prere.)	2,000	2,101
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/15 (Prere.)	7,370	7,740
Massachusetts Water Resources Authority
Revenue	5.250%	8/1/15 (14)	6,000	6,306
1 Massachusetts Water Resources Authority
Revenue TOB VRDO	0.060%	8/7/14 LOC	22,000	22,000
1 Massachusetts Water Resources Authority
Revenue TOB VRDO	0.070%	8/7/14	3,920	3,920
1 Massachusetts Water Resources Authority
Revenue TOB VRDO	0.260%	8/7/14 (4)LOC	19,540	19,540
				482,351
Michigan (2.8%)
1 Detroit MI City School District GO TOB VRDO	0.580%	8/7/14	10,240	10,240
1 Detroit MI City School District GO TOB VRDO	0.580%	8/7/14	8,000	8,000
1 Detroit MI City School District GO TOB VRDO	0.900%	8/7/14	14,115	14,115
1 Detroit MI City School District GO TOB VRDO	0.900%	8/7/14	17,845	17,845
Detroit/Wayne County MI Stadium Authority
Revenue	5.000%	10/1/14	500	503
Detroit/Wayne County MI Stadium Authority
Revenue	5.000%	10/1/15	1,255	1,305
Detroit/Wayne County MI Stadium Authority
Revenue	5.000%	10/1/16	1,285	1,368
Detroit/Wayne County MI Stadium Authority
Revenue	5.000%	10/1/17	620	668
Kent Hospital MI Finance Authority Revenue
(Spectrum Health)	5.000%	11/15/14	1,000	1,014
Kent Hospital MI Finance Authority Revenue
(Spectrum Health) PUT	5.500%	1/15/15	5,425	5,554
Livonia MI Public Schools School District GO	2.000%	5/1/15 (15)	285	288
Livonia MI Public Schools School District GO	4.000%	5/1/16 (15)	500	528
Livonia MI Public Schools School District GO	4.000%	5/1/17 (15)	1,000	1,080
Livonia MI Public Schools School District GO	5.000%	5/1/18 (15)	850	971
Michigan Building Authority Revenue	3.000%	10/15/14	12,405	12,478
Michigan Building Authority Revenue	5.000%	10/15/15	10,000	10,569
Michigan Building Authority Revenue	5.000%	10/15/16	12,250	13,439
Michigan Finance Authority Revenue
(Unemployment Obligation Assessment)	5.000%	7/1/15	13,050	13,632
Michigan Finance Authority Revenue
(Unemployment Obligation Assessment)	5.000%	1/1/18	6,425	7,326
Michigan Finance Authority Revenue
(Unemployment Obligation Assessment)	5.000%	7/1/18	10,275	11,867
Michigan Finance Authority Revenue
(Unemployment Obligation Assessment)	5.000%	1/1/19	22,000	25,544
Michigan Hospital Finance Authority Revenue
(Ascension Health Credit Group)	5.000%	11/15/15	3,000	3,179
Michigan Hospital Finance Authority Revenue
(Ascension Health Credit Group) PUT	2.000%	8/1/14	2,980	2,980
Michigan Hospital Finance Authority Revenue
(Ascension Health Credit Group) PUT	0.900%	3/16/15	16,000	16,059
Michigan Hospital Finance Authority Revenue
(Ascension Health Credit Group) PUT	1.500%	3/15/17	7,875	8,002
Michigan Hospital Finance Authority Revenue
(Ascension Health Credit Group) PUT	2.000%	5/30/18	14,000	14,398

Michigan Hospital Finance Authority Revenue
(Ascension Health Credit Group) PUT	1.400%	6/29/18	11,750	11,768
Michigan Hospital Finance Authority Revenue
(Henry Ford Health System)	4.000%	11/15/14	1,500	1,513
Michigan Hospital Finance Authority Revenue
(McLaren Health Care)	5.000%	6/1/15	1,395	1,450
Michigan Hospital Finance Authority Revenue
(McLaren Health Care)	5.000%	6/1/16	1,500	1,623
Michigan Hospital Finance Authority Revenue
(McLaren Health Care)	5.000%	6/1/17	2,100	2,339
Michigan Hospital Finance Authority Revenue
(McLaren Health Care) VRDO	0.070%	8/7/14 LOC	6,930	6,930
Michigan Municipal Bond Authority Revenue
(State Clean Water Revolving Fund)	5.000%	10/1/15	1,835	1,938
Michigan Municipal Bond Authority Revenue
(State Clean Water Revolving Fund)	5.000%	10/1/15	3,185	3,364
Michigan Strategic Fund Limited Obligation
Revenue (Detroit Edison Co. Project) PUT	2.125%	9/1/16	10,000	10,213
Michigan Strategic Fund Limited Obligation
Revenue (Facility for Rare Isotope Beams
Project at Michigan State University)	4.000%	3/1/16	500	529
Michigan Strategic Fund Limited Obligation
Revenue (Facility for Rare Isotope Beams
Project at Michigan State University)	4.000%	3/1/17	250	272
Michigan Strategic Fund Limited Obligation
Revenue (Facility for Rare Isotope Beams
Project at Michigan State University)	4.000%	3/1/18	500	553
Michigan Trunk Line Revenue	5.250%	11/1/15 (14)	5,000	5,313
Oakland County MI Economic Development
Corp. Revenue (Cranbrook Educational
Community Project) VRDO	0.070%	8/7/14 LOC	17,190	17,190
Oakland University of Michigan Revenue VRDO	0.060%	8/7/14 LOC	19,260	19,260
Royal Oak MI Hospital Finance Authority
Hospital Revenue (William Beaumont
Hospital)	5.000%	8/1/15	2,500	2,615
Saginaw MI Hospital Finance Authority Hospital
Revenue (Covenant Medical Center Inc.)	5.000%	7/1/15	2,215	2,291
1 Saginaw Valley State University Michigan
Revenue TOB VRDO	0.210%	8/7/14 (4)	5,000	5,000
2 Saline MI Area Schools GO PUT	0.610%	11/2/15	9,285	9,276
St. Johns MI Public Schools School District GO	5.000%	5/1/19	7,250	8,420
University of Michigan Revenue	4.000%	4/1/15	9,600	9,847
2 University of Michigan Revenue PUT	0.260%	4/1/15	1,060	1,060
University of Michigan Revenue VRDO	0.070%	8/7/14	31,095	31,095
				356,811
Minnesota (0.7%)
Maple Grove MN Health Care Facilities
Revenue (Maple Grove Hospital Corp.)	5.000%	5/1/16	1,500	1,589
Minneapolis & St. Paul MN Housing &
Redevelopment Authority Health Care System
Revenue (Children's Hospital Clinics) VRDO	0.050%	8/1/14 (4)	3,825	3,825
Minneapolis & St. Paul MN Housing &
Redevelopment Authority Health Care System
Revenue (Children's Hospital Clinics) VRDO	0.090%	8/1/14 (4)	24,325	24,325
Minnesota General Fund Revenue	5.000%	3/1/17	2,000	2,230
Minnesota GO	5.000%	10/1/15	8,250	8,716
Minnesota GO	5.000%	11/1/15	2,150	2,280

Minnesota GO	5.000%	8/1/16	6,045	6,609
Minnesota GO	5.000%	8/1/16	4,550	4,975
Minnesota Higher Education Facilities Authority
Revenue (Carleton College) VRDO	0.080%	8/7/14	7,555	7,555
Minnesota Public Facilities Authority Revenue
(State Revolving Fund)	5.000%	3/1/15	11,180	11,498
Minnesota Public Facilities Authority Revenue
(State Revolving Fund)	5.000%	3/1/16	11,535	12,397
Shakopee MN Healthcare Facilities Revenue
(St. Francis Regional Medical Center)	4.000%	9/1/16	295	314
Shakopee MN Healthcare Facilities Revenue
(St. Francis Regional Medical Center)	5.000%	9/1/17	465	518
Shakopee MN Healthcare Facilities Revenue
(St. Francis Regional Medical Center)	5.000%	9/1/18	885	1,001
Shakopee MN Healthcare Facilities Revenue
(St. Francis Regional Medical Center)	5.000%	9/1/19	555	633
				88,465
Mississippi (0.2%)
Mississippi Business Finance Corp. Gulf
Opportunity Zone Industrial Development
Revenue (Chevron USA Inc. Project) VRDO	0.050%	8/1/14	3,630	3,630
Mississippi Business Finance Corp. Solid Waste
Disposal Revenue (Waste Management Inc.
Project) PUT	2.000%	9/2/14	4,900	4,906
Mississippi Business Finance Corp. Solid Waste
Disposal Revenue (Waste Management Inc.
Project) PUT	2.250%	11/3/14	5,750	5,774
Mississippi GO	5.250%	11/1/16 (14)	2,550	2,826
2 Mississippi GO	0.590%	9/1/17	6,215	6,216
1 Mississippi GO TOB VRDO	0.060%	8/7/14	3,680	3,680
Missouri Development Bank Special Obligation
Revenue (Marshall County Industrial
Development Authority)	4.000%	1/1/15	1,250	1,270
				28,302
Missouri (0.4%)
Kansas City MO Airport Revenue	4.000%	9/1/15	1,500	1,562
Kansas City MO Airport Revenue	5.000%	9/1/16	900	985
Kansas City MO Airport Revenue	5.000%	9/1/17	1,250	1,409
Missouri Board of Public Buildings Special
Obligation Revenue	3.000%	10/1/16	2,795	2,956
Missouri Environmental Improvement & Energy
Resources Authority Revenue (Kansas City
Power & Light)	1.250%	7/1/17	4,000	4,034
Missouri GO	5.000%	10/1/15	2,500	2,642
Missouri Health & Educational Facilities
Authority Educational Facilities Revenue (St.
Louis College of Pharmacy Project)	3.000%	5/1/15	1,905	1,939
1 Missouri Health & Educational Facilities
Authority Revenue (Washington University)
TOB VRDO	0.070%	8/7/14	11,300	11,300
Missouri Highways & Transportation
Commission Road Revenue	5.250%	5/1/17 (Prere.)	11,000	12,424
St. Louis MO Airport Revenue (Lambert-St.
Louis International Airport)	4.000%	7/1/15	900	930
St. Louis MO Airport Revenue (Lambert-St.
Louis International Airport)	5.000%	7/1/16	1,000	1,083

St. Louis MO Municipal Finance Corp. Lease
Revenue (City Justice Center Project)	5.000%	2/15/15	1,870	1,914
St. Louis MO Municipal Finance Corp. Lease
Revenue (City Justice Center Project)	5.000%	2/15/16	2,250	2,391
				45,569
Nebraska (0.1%)
1 Douglas County NE Hospital Authority No. 3
Health Facilities Revenue (Nebraska
Methodist Health System) TOB VRDO	0.110%	8/7/14 (13)	10,060	10,060
Lincoln County NE Hospital Authority No. 1
Hospital Revenue (Great Plains Regional
Medical Center Project)	4.000%	11/1/16	500	533
Lincoln County NE Hospital Authority No. 1
Hospital Revenue (Great Plains Regional
Medical Center Project)	4.000%	11/1/17	500	542
Municipal Energy Agency of Nebraska Power
Supply System Revenue	3.000%	4/1/15	550	560
Municipal Energy Agency of Nebraska Power
Supply System Revenue	4.000%	4/1/16	1,000	1,060
University of Nebraska Student Fee Revenue	5.000%	7/1/16	1,380	1,504
University of Nebraska Student Fee Revenue	5.000%	7/1/17	1,105	1,246
				15,505
Nevada (0.7%)
1 Clark County NV GO TOB VRDO	0.070%	8/7/14	14,720	14,720
1 Clark County NV Water Reclamation District GO
TOB VRDO	0.070%	8/7/14	14,800	14,800
1 Clark County NV Water Reclamation District GO
TOB VRDO	0.070%	8/7/14	6,000	6,000
Las Vegas Valley Water District Nevada GO	5.000%	6/1/15	500	520
1 Las Vegas Valley Water District Nevada GO
TOB VRDO	0.090%	8/7/14	4,690	4,690
Nevada Unemployment Compensation Revenue	2.000%	12/1/14	27,310	27,483
Nevada Unemployment Compensation Revenue	4.000%	6/1/15	5,500	5,677
Nevada Unemployment Compensation Revenue	4.000%	12/1/15	6,250	6,567
Nevada Unemployment Compensation Revenue	5.000%	6/1/17	10,000	11,247
				91,704
New Hampshire (0.2%)
New Hampshire GO	5.000%	8/15/14	2,500	2,505
New Hampshire GO	5.000%	2/15/15	1,285	1,318
New Hampshire GO	5.000%	8/15/15	5,000	5,252
1 New Hampshire Health & Education Facilities
Authority Revenue (LRGHealthcare) TOB
VRDO	0.120%	8/7/14	15,645	15,645
				24,720
New Jersey (3.8%)
Bergen County NJ GO	3.000%	9/1/15	2,165	2,231
Bergen County NJ GO	4.000%	9/1/16	1,875	2,015
Garden State Preservation Trust New Jersey
Revenue (Open Space & Farmland
Preservation)	5.500%	11/1/14 (4)	6,725	6,816
Jersey City NJ BAN	2.000%	12/12/14	23,692	23,792
Middlesex County NJ COP	5.500%	10/15/14	1,235	1,248
Middlesex County NJ COP	5.500%	10/15/15	1,305	1,384
Monroe Township NJ Board of Education GO	4.000%	8/1/17	1,085	1,184
Monroe Township NJ Board of Education GO	4.000%	8/1/18	2,070	2,292
New Brunswick NJ BAN	1.500%	6/18/15	25,132	25,368

New Jersey Building Authority BAN	3.000%	6/15/16	12,000	12,270
New Jersey Economic Development Authority
Revenue	5.000%	3/1/18	14,425	16,164
New Jersey Economic Development Authority
Revenue (Cigarette Tax)	5.000%	6/15/15	2,840	2,950
New Jersey Economic Development Authority
Revenue (Cigarette Tax)	5.000%	6/15/16	20,000	21,549
New Jersey Economic Development Authority
Revenue (Cigarette Tax)	5.000%	6/15/17	5,000	5,542
New Jersey Economic Development Authority
Revenue (Cigarette Tax)	5.000%	6/15/18	3,235	3,654
2 New Jersey Economic Development Authority
Revenue (School Facilities Construction)	0.640%	2/1/15	9,000	9,005
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	3/1/15 (Prere.)	8,820	9,081
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	9/1/15 (ETM)	12,000	12,626
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	9/1/15 (ETM)	5,000	5,261
2 New Jersey Economic Development Authority
Revenue (School Facilities Construction)	1.760%	2/1/16	11,880	12,021
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	9/1/16	5,000	5,442
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	12/15/16	5,415	5,955
2 New Jersey Economic Development Authority
Revenue (School Facilities Construction)	0.960%	2/1/17	14,000	14,025
New Jersey Educational Facilities Authority
Revenue (Higher Education Trust Fund)	5.000%	6/1/15	5,100	5,297
1 New Jersey Educational Facilities Authority
Revenue (Higher Education Trust Fund) TOB
VRDO	0.230%	8/1/14	5,660	5,660
New Jersey Educational Facilities Authority
Revenue (Princeton University)	5.000%	7/1/18	2,500	2,609
New Jersey Equipment Lease Purchase COP	5.000%	6/15/18	4,550	5,132
New Jersey GO	5.250%	7/15/16 (2)	1,010	1,102
New Jersey Health Care Facilities Financing
Authority Department of Human Services
Lease Revenue (Greystone Park Psychiatric
Hospital Project)	5.000%	9/15/15	7,880	8,266
New Jersey Health Care Facilities Financing
Authority Revenue (AHS Hospital Corp.)	5.000%	7/1/18	2,500	2,834
New Jersey Health Care Facilities Financing
Authority Revenue (Holy Name Medical
Center)	4.000%	7/1/17	1,000	1,073
New Jersey Health Care Facilities Financing
Authority Revenue (Meridian Health System
Obligated Group)	5.000%	7/1/15	2,000	2,084
New Jersey Health Care Facilities Financing
Authority Revenue (Meridian Health System
Obligated Group)	5.000%	7/1/16	2,000	2,166
New Jersey Health Care Facilities Financing
Authority Revenue (Meridian Health System
Obligated Group)	5.000%	7/1/17	2,000	2,232
New Jersey Health Care Facilities Financing
Authority Revenue (Palisades Medical Center
Obligated Group)	5.000%	7/1/17	1,305	1,397

	New Jersey Health Care Facilities Financing
	Authority Revenue (Virtua Health)	4.000%	7/1/18	750	824
	New Jersey Health Care Facilities Financing
	Authority Revenue (Virtua Health)	4.000%	7/1/19	2,000	2,196
	New Jersey Health Care Facilities Financing
	Authority Revenue (Virtua Health)	5.000%	7/1/19	1,000	1,156
	New Jersey Higher Education Assistance
	Authority Student Loan Revenue	5.000%	12/1/15	2,500	2,652
	New Jersey Housing & Mortgage Finance
	Agency Multi-Family Housing Revenue
	(Broadway Townhouses Project)	0.600%	12/1/16	6,000	6,001
	New Jersey Housing & Mortgage Finance
	Agency Multi-Family Housing Revenue
	(Sycamore Ridge Apartments)	0.500%	11/1/15	4,000	4,003
3	New Jersey Transportation Corp. GAN	5.000%	9/15/17	14,500	16,184
3	New Jersey Transportation Corp. GAN	5.000%	9/15/18	16,345	18,584
	New Jersey Transportation Trust Fund Authority
	Transportation System Revenue	5.000%	6/15/16	2,000	2,157
	New Jersey Transportation Trust Fund Authority
	Transportation System Revenue	5.000%	6/15/17	3,000	3,327
1	New Jersey Transportation Trust Fund Authority
	Transportation System Revenue TOB VRDO	0.130%	8/7/14 LOC	7,630	7,630
1	New Jersey Transportation Trust Fund Authority
	Transportation System Revenue TOB VRDO	0.310%	8/7/14	10,700	10,700
	New Jersey Turnpike Authority Revenue	5.000%	1/1/15 (Prere.)	13,500	13,773
2	New Jersey Turnpike Authority Revenue	0.540%	1/1/17	30,000	29,942
[1,2] New Jersey Turnpike Authority Revenue PUT		0.810%	12/22/14	2,500	2,500
[1,2] New Jersey Turnpike Authority Revenue PUT		0.810%	12/22/14	20,000	20,000
[2,3] New Jersey Turnpike Authority Revenue PUT		0.310%	1/1/16	10,000	10,005
2	New Jersey Turnpike Authority Revenue PUT	0.590%	1/1/16	20,000	20,059
2	New Jersey Turnpike Authority Revenue PUT	0.680%	1/1/17	30,000	30,039
2	New Jersey Turnpike Authority Revenue PUT	0.740%	1/1/18	5,000	5,014
1	New Jersey Turnpike Authority Revenue TOB
	VRDO	0.260%	8/7/14 (4)	6,500	6,500
1	Rutgers State University New Jersey Revenue
	TOB VRDO	0.070%	8/7/14	14,800	14,800
	Rutgers State University New Jersey Revenue
	VRDO	0.060%	8/1/14	5,185	5,185
	South Jersey Transportation Authority New
	Jersey Transportation System Revenue
	VRDO	0.050%	8/7/14 LOC	4,400	4,400
					479,358
New Mexico (1.1%)
	Farmington NM Pollution Control Revenue (El
	Paso Electric Co. Four Corners Project) PUT	1.875%	9/1/17	4,500	4,558
	New Mexico Educational Assistance Foundation
	Revenue	4.000%	9/1/15	4,400	4,582
	New Mexico Educational Assistance Foundation
	Revenue	4.000%	12/1/15	3,800	3,992
	New Mexico Hospital Equipment Loan Council
	Hospital System Revenue (Presbyterian
	Healthcare Services) VRDO	0.060%	8/7/14	37,100	37,100
[2,3] New Mexico Municipal Energy Acquisition
	Authority Gas Supply Revenue	0.670%	2/1/18	5,010	5,018
[2,3] New Mexico Municipal Energy Acquisition
	Authority Gas Supply Revenue	0.720%	8/1/18	5,200	5,210

3 New Mexico Municipal Energy Acquisition
Authority Gas Supply Revenue PUT	0.850%	8/1/19	37,500	37,607
New Mexico Severance Tax Revenue	5.000%	7/1/15	5,915	6,178
New Mexico Severance Tax Revenue	5.000%	7/1/15	9,150	9,556
New Mexico Severance Tax Revenue	5.000%	7/1/16	7,545	8,215
New Mexico Severance Tax Revenue	4.000%	7/1/19	16,245	18,045
				140,061
New York (18.7%)
Erie County NY Industrial Development Agency
School Facility Revenue (Buffalo City School
District Project)	5.000%	5/1/15	1,000	1,036
Erie County NY Industrial Development Agency
School Facility Revenue (Buffalo City School
District Project)	5.000%	5/1/16	1,000	1,081
Erie County NY Industrial Development Agency
School Facility Revenue (Buffalo City School
District Project)	5.000%	5/1/17	3,435	3,844
1 Erie County NY Industrial Development Agency
School Facility Revenue (Buffalo City School
District Project) TOB VRDO	0.070%	8/7/14	2,900	2,900
Geneva NY Industrial Development Agency
Civic Facility Revenue (Colleges of the
Seneca Project) VRDO	0.060%	8/7/14 LOC	10,110	10,110
Long Beach NY City School District RAN	2.000%	8/15/14	25,000	25,012
3 Long Beach NY City School District RAN	1.500%	8/14/15	18,000	18,161
Long Beach NY RAN	2.000%	9/19/14 (12)	4,205	4,208
Long Beach NY RAN	2.250%	9/19/14 (12)	15,000	15,033
Long Island NY Power Authority Electric System
Revenue	5.000%	5/1/15 (14)	1,000	1,036
Long Island NY Power Authority Electric System
Revenue	5.000%	5/1/15 (ETM)	9,320	9,655
Long Island NY Power Authority Electric System
Revenue	5.000%	5/1/16	4,315	4,640
Long Island NY Power Authority Electric System
Revenue	5.000%	6/1/16 (Prere.)	7,525	8,176
Long Island NY Power Authority Electric System
Revenue	5.000%	5/1/17	1,000	1,110
Monroe County NY Industrial Development
Agency School Facility Revenue (Rochester
Schools Modernization Project)	3.000%	5/1/15	1,180	1,205
Monroe County NY Industrial Development
Agency School Facility Revenue (Rochester
Schools Modernization Project)	5.000%	5/1/17	3,730	4,177
Monroe County NY Industrial Development
Agency School Facility Revenue (Rochester
Schools Modernization Project)	5.000%	5/1/17	1,450	1,624
Monroe County NY Industrial Development
Agency School Facility Revenue (Rochester
Schools Modernization Project)	5.000%	5/1/18	2,000	2,296
Monroe County NY Industrial Development
Corp. Revenue (Rochester General Hospital)	3.000%	12/1/14	600	605
Monroe County NY Industrial Development
Corp. Revenue (Rochester General Hospital)	3.000%	12/1/15	875	903
Nassau County NY Health Care Corp. RAN	2.250%	1/15/15	7,500	7,527
Nassau County NY Interim Finance Authority
Sales Tax Revenue VRDO	0.060%	8/7/14	18,295	18,295

Nassau County NY Interim Finance Authority
Sales Tax Revenue VRDO	0.070%	8/7/14	48,950	48,950
Nassau County NY Local Economic Assistance
& Financing Corp. Revenue (Catholic Health
Services)	5.000%	7/1/15	750	779
Nassau County NY Local Economic Assistance
& Financing Corp. Revenue (Catholic Health
Services)	5.000%	7/1/19	1,305	1,472
Nassau County NY Local Economic Assistance
& Financing Corp. Revenue (South Nassau
Communities Hospital)	4.000%	7/1/15	960	987
Nassau County NY Local Economic Assistance
& Financing Corp. Revenue (South Nassau
Communities Hospital)	5.000%	7/1/17	1,320	1,453
Nassau County NY Local Economic Assistance
& Financing Corp. Revenue (Winthrop
University Hospital Association Project)	4.000%	7/1/17	1,500	1,606
Nassau County NY Local Economic Assistance
Corp. Revenue (Catholic Health Services of
Long Island Obligated Group Project)	3.000%	7/1/17	900	949
Nassau County NY Local Economic Assistance
Corp. Revenue (Catholic Health Services of
Long Island Obligated Group Project)	4.000%	7/1/19	375	407
Nassau County NY TAN	2.000%	9/15/14	18,750	18,790
New York City NY GO	5.000%	8/1/14	11,525	11,525
New York City NY GO	5.000%	8/1/14	10,000	10,000
New York City NY GO	5.250%	8/1/14 (Prere.)	5	5
New York City NY GO	0.350%	8/6/14 (4)	28,975	28,975
New York City NY GO	0.400%	8/7/14 (4)	4,600	4,600
New York City NY GO	0.250%	8/8/14 (4)	16,900	16,900
New York City NY GO	0.490%	8/8/14 (4)	2,200	2,200
New York City NY GO	0.080%	8/11/14 (4)	26,600	26,600
New York City NY GO	0.450%	8/11/14 (12)	18,550	18,550
New York City NY GO	3.000%	3/1/15	5,135	5,221
New York City NY GO	2.000%	8/1/15	8,285	8,440
New York City NY GO	2.000%	8/1/15	63,430	64,613
New York City NY GO	2.000%	8/1/15	2,690	2,740
New York City NY GO	4.000%	8/1/15	5,985	6,216
New York City NY GO	5.000%	8/1/15	5,200	5,453
New York City NY GO	5.000%	8/1/15	7,075	7,419
New York City NY GO	5.000%	8/1/15	18,500	19,399
New York City NY GO	5.000%	8/1/15	1,500	1,573
New York City NY GO	5.000%	8/1/15	8,000	8,389
New York City NY GO	5.250%	8/1/15	85	85
New York City NY GO	5.250%	8/1/15	5	5
New York City NY GO	2.000%	3/1/16	14,975	15,390
New York City NY GO	5.000%	8/1/16	2,325	2,539
New York City NY GO	5.000%	8/1/16	6,000	6,552
New York City NY GO	5.000%	8/1/16	23,810	26,002
New York City NY GO	5.000%	8/1/16	5,000	5,460
New York City NY GO	5.000%	8/1/16	5,000	5,460
New York City NY GO	5.000%	4/1/17	3,000	3,232
New York City NY GO	4.000%	8/1/17	5,705	6,270
New York City NY GO	5.000%	8/1/17	34,730	39,200
New York City NY GO	5.000%	8/1/17	7,280	8,217
New York City NY GO	5.000%	8/1/17	44,560	50,295
New York City NY GO	5.000%	8/1/17	4,305	4,859

New York City NY GO	5.000%	8/1/17	10,000	11,287
New York City NY GO	5.000%	8/1/17	33,680	38,015
New York City NY GO	5.000%	8/1/18	3,250	3,750
New York City NY GO	5.000%	8/1/18	8,790	10,142
New York City NY GO	5.000%	8/1/19	15,000	17,618
2 New York City NY GO	0.440%	8/1/21	4,700	4,701
2 New York City NY GO	0.530%	8/1/21	6,325	6,325
1 New York City NY GO TOB VRDO	0.070%	8/7/14	5,090	5,090
New York City NY GO VRDO	0.060%	8/1/14	7,500	7,500
New York City NY GO VRDO	0.060%	8/1/14	7,800	7,800
New York City NY Health & Hospital Corp.
Revenue (Health System)	5.000%	2/15/15	4,000	4,104
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	0.900%	11/1/14	3,880	3,886
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	1.150%	11/1/15	17,000	17,134
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	0.950%	5/1/16	30,000	30,038
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	0.400%	11/1/16	9,500	9,479
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	1.100%	11/1/16	8,865	8,878
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	0.850%	11/1/17	6,215	6,230
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	1.250%	5/1/18	2,390	2,396
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	1.250%	5/1/18	10,010	10,030
New York City NY Housing Development Corp.
Multi-Family Housing Revenue PUT	1.000%	10/26/17	4,705	4,709
1 New York City NY Housing Development Corp.
Multi-Family Housing Revenue TOB VRDO	0.080%	8/7/14	6,400	6,400
1 New York City NY Housing Development Corp.
Multi-Family Housing Revenue TOB VRDO	0.210%	8/7/14	9,485	9,485
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/16 (ETM)	2,500	2,720
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/18	4,180	4,639
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/19	3,000	3,437
1 New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
TOB VRDO	0.060%	8/7/14	5,840	5,840
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.060%	8/1/14	8,325	8,325
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.060%	8/1/14	3,800	3,800
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.050%	8/7/14	5,675	5,675
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.050%	8/7/14	5,610	5,610
New York City NY Sales Tax Asset Receivable
Corp. Revenue	5.000%	10/15/16 (14)	1,000	1,010

1 New York City NY Transitional Finance Authority
Building Aid Revenue TOB VRDO	0.070%	8/7/14	5,000	5,000
1 New York City NY Transitional Finance Authority
Building Aid Revenue TOB VRDO	0.090%	8/7/14	25,650	25,650
New York City NY Transitional Finance Authority
Future Tax Revenue	0.250%	8/7/14 (4)	22,425	22,425
New York City NY Transitional Finance Authority
Future Tax Revenue	0.490%	8/8/14 (4)	56,000	56,000
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/14 (ETM)	9,460	9,575
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/14	16,290	16,489
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/15 (ETM)	1,070	1,132
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/15	9,125	9,683
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/16	1,000	1,072
New York City NY Transitional Finance Authority
Future Tax Revenue	3.000%	11/1/16	2,560	2,712
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/16	3,500	3,626
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/16	10,000	11,041
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/16 (ETM)	115	127
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/16	3,885	4,289
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/16	5,495	6,067
1 New York City NY Transitional Finance Authority
Future Tax Revenue TOB VRDO	0.080%	8/1/14	13,945	13,945
1 New York City NY Transitional Finance Authority
Future Tax Revenue TOB VRDO	0.070%	8/7/14	2,200	2,200
New York City NY Trust for Cultural Resources
Revenue (Museum of Modern Art)	4.000%	8/1/17	6,250	6,882
New York City NY Trust for Cultural Resources
Revenue (The Juilliard School) PUT	2.100%	7/1/15	14,000	14,223
1 New York Liberty Development Corp. Revenue
(Port Authority Consolidated Bonds) TOB
VRDO	0.080%	8/7/14	26,835	26,835
New York Metropolitan Transportation Authority
Revenue	3.000%	11/15/14	1,225	1,235
New York Metropolitan Transportation Authority
Revenue	4.000%	11/15/14	3,000	3,034
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/14	3,500	3,549
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/14	2,675	2,713
New York Metropolitan Transportation Authority
Revenue	4.000%	11/15/15	8,000	8,387
New York Metropolitan Transportation Authority
Revenue	4.000%	11/15/15	3,030	3,177
New York Metropolitan Transportation Authority
Revenue	4.000%	11/15/15	3,895	4,083
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/15	2,355	2,499

New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/15	5,130	5,444
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/15	5,435	5,768
2 New York Metropolitan Transportation Authority
Revenue	0.792%	11/1/16	3,500	3,529
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/16	2,650	2,925
2 New York Metropolitan Transportation Authority
Revenue	0.932%	11/1/17	2,950	2,987
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/17	1,190	1,355
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/17	12,500	14,229
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/18	4,055	4,713
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/18	3,500	4,068
1 New York Metropolitan Transportation Authority
Revenue (Dedicated Petroleum Tax) TOB
VRDO	0.060%	8/7/14 (13)	24,900	24,900
2 New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund) PUT	0.740%	11/1/14	6,320	6,322
2 New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund) PUT	0.440%	6/1/17	20,455	20,455
2 New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund) PUT	0.640%	11/1/19	21,000	20,968
New York Metropolitan Transportation Authority
Revenue (Transit Revenue)	4.000%	11/15/14	1,135	1,148
New York Metropolitan Transportation Authority
Revenue (Transit Revenue)	5.000%	11/15/15	2,000	2,122
New York Metropolitan Transportation Authority
Revenue (Transit Revenue)	5.000%	11/15/15	1,625	1,725
New York Metropolitan Transportation Authority
Revenue (Transit Revenue)	4.000%	11/15/16	1,000	1,081
New York Metropolitan Transportation Authority
Revenue (Transit Revenue)	5.000%	11/15/16	2,250	2,483
New York Metropolitan Transportation Authority
Revenue (Transit Revenue)	5.000%	11/15/17	1,200	1,366
New York Metropolitan Transportation Authority
Revenue (Transit Revenue) PUT	5.000%	11/15/14	4,585	4,647
2 New York Metropolitan Transportation Authority
Revenue PUT	0.502%	11/1/14	19,475	19,477
2 New York Metropolitan Transportation Authority
Revenue PUT	0.522%	11/1/14	30,550	30,553
2 New York Metropolitan Transportation Authority
Revenue PUT	0.632%	11/1/15	30,000	30,092
2 New York Metropolitan Transportation Authority
Revenue PUT	0.752%	11/1/15	11,700	11,753
2 New York Metropolitan Transportation Authority
Revenue PUT	0.330%	5/15/16	15,000	15,000
2 New York Metropolitan Transportation Authority
Revenue PUT	0.952%	11/1/16	15,510	15,693
2 New York Metropolitan Transportation Authority
Revenue PUT	0.575%	5/15/17 (4)	17,500	17,509
2 New York Metropolitan Transportation Authority
Revenue PUT	0.705%	5/15/18 (4)	3,500	3,507

1 New York Metropolitan Transportation Authority
Revenue TOB VRDO	0.070%	8/7/14 (13)	19,780	19,780
1 New York State Dormitory Authority Lease
Revenue (State University Dormitory
Facilities) TOB VRDO	0.070%	8/7/14	8,995	8,995
New York State Dormitory Authority Revenue
(Brooklyn Law School)	4.000%	7/1/15 (ETM)	1,760	1,820
New York State Dormitory Authority Revenue
(Brooklyn Law School)	5.000%	7/1/16 (ETM)	1,750	1,904
New York State Dormitory Authority Revenue
(City University System)	5.000%	7/1/15	11,410	11,914
New York State Dormitory Authority Revenue
(City University System)	5.000%	7/1/16 (14)	5,000	5,216
1 New York State Dormitory Authority Revenue
(Columbia University) TOB VRDO	0.070%	8/7/14	8,535	8,535
New York State Dormitory Authority Revenue
(Mental Health Services Facilities
Improvement)	5.000%	2/15/15 (ETM)	10	10
New York State Dormitory Authority Revenue
(Mental Health Services Facilities
Improvement)	5.000%	2/15/15	2,435	2,498
New York State Dormitory Authority Revenue
(Mental Health Services Facilities
Improvement)	5.000%	8/15/15 (ETM)	15	16
New York State Dormitory Authority Revenue
(Mental Health Services Facilities
Improvement)	5.000%	8/15/15	5,110	5,364
New York State Dormitory Authority Revenue
(Mount Sinai School of Medicine of New York
University)	5.000%	7/1/15	2,095	2,185
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish Obligated
Group)	5.000%	5/1/15	2,450	2,534
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish Obligated
Group)	5.000%	5/1/16	1,725	1,857
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish Obligated
Group)	5.000%	5/1/17	2,000	2,216
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish Obligated
Group)	5.000%	5/1/18	2,500	2,825
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/15 (ETM)	10	10
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/15	14,115	14,486
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/15	9,880	10,140
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/15	2,625	2,705
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/15	1,000	1,030
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/16 (ETM)	5	5
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/16	10,235	10,976

New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/16	1,000	1,076
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/16	3,380	3,637
1 New York State Dormitory Authority Revenue
(Personal Income Tax) TOB VRDO	0.070%	8/7/14	5,000	5,000
1 New York State Dormitory Authority Revenue
(Personal Income Tax) TOB VRDO	0.070%	8/7/14	9,210	9,210
1 New York State Dormitory Authority Revenue
(Personal Income Tax) TOB VRDO	0.070%	8/7/14	3,060	3,060
New York State Dormitory Authority Revenue
(Rockefeller University) VRDO	0.060%	8/7/14	46,415	46,415
New York State Dormitory Authority Revenue
(School Districts Financing Program)	2.000%	10/1/14	1,880	1,885
New York State Dormitory Authority Revenue
(School Districts Financing Program)	4.000%	10/1/14 (4)	2,375	2,390
New York State Dormitory Authority Revenue
(School Districts Financing Program)	4.000%	10/1/14	2,000	2,013
New York State Dormitory Authority Revenue
(School Districts Financing Program)	4.000%	10/1/14	3,300	3,321
New York State Dormitory Authority Revenue
(School Districts Financing Program)	4.000%	10/1/15 (15)	400	417
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/15 (4)	4,600	4,859
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/15	3,000	3,163
New York State Dormitory Authority Revenue
(School Districts Financing Program)	4.000%	10/1/16 (4)	4,000	4,304
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/16 (4)	2,500	2,748
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/16 (15)	375	412
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/16	10,205	11,178
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/16 (4)	5,000	5,496
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/17 (4)	3,300	3,746
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/17 (15)	500	568
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/17	3,445	3,879
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/18 (15)	1,000	1,160
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/18	2,160	2,482
New York State Energy Research &
Development Authority Pollution Control
Revenue (New York State Electric & Gas
Corp. Project)	2.125%	3/15/15	7,000	7,058
New York State Energy Research &
Development Authority Pollution Control
Revenue (New York State Electric & Gas
Corp. Project)	2.250%	12/1/15	7,000	7,124
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/15	535	537

New York State Housing Finance Agency
Affordable Housing Revenue	0.800%	11/1/16	2,750	2,767
New York State Housing Finance Agency
Affordable Housing Revenue	0.800%	11/1/16	2,500	2,517
New York State Housing Finance Agency
Affordable Housing Revenue	0.850%	11/1/17	6,890	6,900
New York State Housing Finance Agency
Affordable Housing Revenue	0.850%	11/1/17	6,000	6,013
New York State Housing Finance Agency
Affordable Housing Revenue	1.250%	5/1/18	2,500	2,503
New York State Housing Finance Agency
Affordable Housing Revenue	1.250%	5/1/18	4,750	4,759
New York State Housing Finance Agency
Housing Revenue	1.150%	11/1/16	7,000	7,105
New York State Housing Finance Agency
Housing Revenue (20 River Terrace Housing)
VRDO	0.060%	8/7/14 LOC	30,900	30,900
New York State Housing Finance Agency
Housing Revenue (320 West 38th Street)
VRDO	0.050%	8/7/14 LOC	14,595	14,595
New York State Housing Finance Agency
Housing Revenue (West 17th Street) VRDO	0.050%	8/7/14 LOC	4,600	4,600
New York State Housing Finance Agency
Revenue (Personal Income Tax) VRDO	0.040%	8/7/14	6,925	6,925
New York State Local Government Assistance
Corp. Revenue VRDO	0.050%	8/7/14	17,650	17,650
New York State Local Government Assistance
Corp. Revenue VRDO	0.060%	8/7/14	8,900	8,900
New York State Thruway Authority Revenue	4.000%	1/1/15	2,000	2,032
New York State Thruway Authority Revenue	5.000%	1/1/17	2,000	2,214
New York State Thruway Authority Revenue	5.000%	1/1/18	1,500	1,706
New York State Thruway Authority Revenue	5.000%	5/1/19	41,875	48,508
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	4.000%	4/1/15	2,840	2,913
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	4.000%	4/1/15	8,500	8,718
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/15	15,000	15,484
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/15 (4)	1,115	1,151
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/15	1,450	1,497
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/16 (14)	2,875	3,036
New York State Thruway Authority Revenue
(Second Generation Highway & Bridge Trust
Fund)	5.000%	4/1/15	7,000	7,226
New York State Urban Development Corp.
Revenue	5.000%	1/1/16	10,000	10,676
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	12/15/14	27,460	27,960
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/16	23,880	25,696
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/17	10,090	11,262
New York State Urban Development Corp.
Revenue (Service Contract)	5.000%	1/1/15	27,900	28,471

	New York State Urban Development Corp.
	Revenue (Service Contract)	5.000%	1/1/16	25,000	26,689
	New York State Urban Development Corp.
	Revenue (Service Contract) VRDO	0.060%	8/7/14	9,200	9,200
	New York State Urban Development Corp.
	Revenue (Service Contract) VRDO	0.060%	8/7/14	15,825	15,825
	New York State Urban Development Corp.
	Revenue (Service Contract) VRDO	0.080%	8/7/14	17,300	17,300
[1,2] Nuveen New York AMT-Free Municipal Income
	Fund iMTP	0.680%	10/1/17	17,500	17,500
	Onondaga County NY Civic Development Corp.
	Revenue (St. Joseph's Hospital & Health
	Center)	5.000%	7/1/19	500	530
	Oyster Bay NY BAN	1.500%	2/6/15	51,120	51,336
3	Oyster Bay NY GO	3.250%	8/1/15	7,835	8,047
3	Oyster Bay NY GO	3.250%	8/1/16	8,070	8,436
3	Oyster Bay NY GO	3.250%	8/1/17	4,155	4,388
	Suffolk County NY Economic Development
	Corp. Revenue (Catholic Health Services)	5.000%	7/1/16	1,250	1,345
	Suffolk County NY GO	3.000%	2/1/15	2,460	2,492
	Suffolk County NY GO	5.000%	2/1/16 (4)	4,250	4,541
	Suffolk County NY GO	5.000%	2/1/17 (4)	3,415	3,780
	Suffolk County NY RAN	1.500%	3/26/15	12,250	12,322
	Suffolk County NY TAN	1.500%	8/14/14	30,000	30,012
	Tobacco Settlement Financing Corp. New York
	Revenue	5.000%	6/1/15	15,000	15,611
	Tobacco Settlement Financing Corp. New York
	Revenue	5.000%	6/1/19	12,500	12,985
	Tobacco Settlement Financing Corp. New York
	Revenue	5.000%	6/1/20	10,000	10,826
	Tobacco Settlement Financing Corp. New York
	Revenue	5.000%	6/1/20	1,500	1,557
	Tobacco Settlement Financing Corp. New York
	Revenue	5.000%	6/1/20	6,250	6,764
	Triborough Bridge & Tunnel Authority New York
	BAN	5.000%	5/15/15	37,500	38,927
	Triborough Bridge & Tunnel Authority New York
	Revenue	5.250%	11/15/15	6,500	6,925
	Triborough Bridge & Tunnel Authority New York
	Revenue	5.000%	11/15/16	8,570	9,453
	Triborough Bridge & Tunnel Authority New York
	Revenue PUT	5.000%	11/15/14	2,970	3,010
2	Triborough Bridge & Tunnel Authority New York
	Revenue PUT	0.471%	1/1/15	3,000	2,998
2	Triborough Bridge & Tunnel Authority New York
	Revenue PUT	0.482%	1/4/16	8,000	8,009
2	Triborough Bridge & Tunnel Authority New York
	Revenue PUT	0.622%	1/3/17	5,000	5,011
	Utility Debt Securitization Authority New York
	Revenue	5.000%	12/15/16	18,135	18,463
	Utility Debt Securitization Authority New York
	Revenue	5.000%	12/15/17	875	931
	Utility Debt Securitization Authority New York
	Revenue	5.000%	6/15/18	875	950
	Utility Debt Securitization Authority New York
	Revenue	5.000%	12/15/18	635	703
	Yonkers NY GO	3.000%	7/1/16	1,300	1,357

Yonkers NY GO	3.000%	8/15/16	675	706
Yonkers NY GO	3.000%	7/1/17	1,005	1,061
Yonkers NY GO	3.000%	8/15/17	510	539
				2,379,305
North Carolina (1.5%)
Cabarrus NC COP	4.000%	1/1/15	2,975	3,021
Charlotte NC GO	5.000%	7/1/15	850	888
4 Charlotte NC GO	5.000%	7/1/18	5,000	5,791
Charlotte NC Water & Sewer System Revenue	4.000%	12/1/15	2,140	2,247
Charlotte NC Water & Sewer System Revenue	5.000%	12/1/16	1,390	1,538
Charlotte-Mecklenburg NC Hospital Authority
Health Care System Revenue (Carolinas
HealthCare System)	5.000%	1/15/16	530	565
1 Charlotte-Mecklenburg NC Hospital Authority
Health Care System Revenue (Carolinas
HealthCare System) TOB VRDO	0.080%	8/7/14	3,350	3,350
Charlotte-Mecklenburg NC Hospital Authority
Health Care System Revenue (Carolinas
HealthCare System) VRDO	0.070%	8/7/14	44,100	44,100
1 Johnston NC Memorial Hospital Authority
Revenue TOB VRDO	0.110%	8/7/14 (4)	4,920	4,920
1 Johnston NC Memorial Hospital Authority
Revenue TOB VRDO	0.110%	8/7/14 (4)	6,427	6,427
New Hanover County NC Hospital Revenue
(New Hanover Regional Medical Center
Project)	4.000%	10/1/17	2,585	2,827
New Hanover County NC Hospital Revenue
(New Hanover Regional Medical Center
Project)	4.000%	10/1/18	1,480	1,636
1 North Carolina Capital Facilities Finance Agency
Revenue (Duke University Project) TOB
VRDO	0.060%	8/7/14	9,765	9,765
North Carolina Capital Facilities Finance Agency
Solid Waste Disposal Revenue (Republic
Services, Inc. Project) PUT	0.300%	9/2/14	15,000	14,992
North Carolina Eastern Municipal Power Agency
Power Systems Revenue	5.000%	1/1/15	5,000	5,101
North Carolina Eastern Municipal Power Agency
Power Systems Revenue	5.000%	1/1/15	2,300	2,346
North Carolina Eastern Municipal Power Agency
Power Systems Revenue	5.000%	1/1/16	1,200	1,279
North Carolina Eastern Municipal Power Agency
Power Systems Revenue	5.000%	1/1/17	5,000	5,518
North Carolina Eastern Municipal Power Agency
Power Systems Revenue	5.000%	1/1/17	10,555	11,649
North Carolina GO	5.000%	3/1/15 (Prere.)	4,710	4,842
North Carolina GO	5.000%	3/1/15 (Prere.)	290	298
North Carolina GO	5.000%	4/1/16	2,200	2,373
North Carolina GO	5.000%	3/1/18	4,770	5,447
North Carolina Medical Care Commission Health
Care Facilities Revenue (Cape Fear Valley
Health System)	4.000%	10/1/17	3,725	4,082
North Carolina Medical Care Commission Health
Care Facilities Revenue (Cape Fear Valley
Health System)	5.000%	10/1/18	3,780	4,307

2 North Carolina Medical Care Commission Health
Care Facilities Revenue (Wake Forest Baptist
Obligated Group) PUT	0.800%	12/1/17	8,570	8,540
North Carolina Medical Care Commission
Hospital Revenue (North Carolina Baptist
Hospital)	5.000%	6/1/15	1,500	1,559
North Carolina Medical Care Commission
Hospital Revenue (Southeastern Regional
Medical Center)	4.000%	6/1/17	620	672
North Carolina Medical Care Commission
Hospital Revenue (Southeastern Regional
Medical Center)	4.000%	6/1/18	500	547
North Carolina Municipal Power Agency
Revenue	5.000%	1/1/15	5,650	5,765
North Carolina Municipal Power Agency
Revenue	5.000%	1/1/16	5,000	5,327
Orange County NC Public Facilities Co.
Revenue	5.000%	10/1/14	3,230	3,255
Orange County NC Public Facilities Co.
Revenue	5.000%	10/1/15	1,680	1,770
Orange County NC Public Facilities Co.
Revenue	5.000%	10/1/16	1,250	1,369
Orange County NC Public Facilities Co.
Revenue	5.000%	10/1/18	1,695	1,966
Wake County NC GO	5.000%	2/1/16	1,310	1,404
Wake County NC GO	4.000%	2/1/17	6,440	7,008
Winston-Salem NC Water & Sewer System
Revenue VRDO	0.050%	8/7/14	8,710	8,710
				197,201
Ohio (2.6%)
Akron OH Bath & Copley Joint Township
Hospital District Revenue (Akron General
Health System) VRDO	0.090%	8/7/14 LOC	19,500	19,500
American Municipal Power Ohio Inc. Revenue
(Fremont Energy Center Project)	5.000%	2/15/17	1,000	1,109
American Municipal Power Ohio Inc. Revenue
(Fremont Energy Center Project)	5.000%	2/15/18	1,480	1,684
Central Ohio Solid Waste Authority GO	4.000%	12/1/16 (ETM)	150	163
Central Ohio Solid Waste Authority GO	4.000%	12/1/16	1,550	1,675
Central Ohio Solid Waste Authority GO	4.000%	12/1/17 (ETM)	150	166
Central Ohio Solid Waste Authority GO	4.000%	12/1/17	1,525	1,685
Cleveland-Cuyahoga County OH Port Authority
Revenue (Carnegie/89th Garage & Service
Center LLC Project) VRDO	0.070%	8/7/14 LOC	33,690	33,690
Cleveland-Cuyahoga County OH Port Authority
Revenue (Cleveland Museum of Art Project)
VRDO	0.050%	8/7/14	12,100	12,100
Cleveland-Cuyahoga County OH Port Authority
Revenue (SPC Buildings 1 & 3 LLC) VRDO	0.070%	8/7/14 LOC	28,880	28,880
Columbus OH GO	5.000%	7/1/15	3,000	3,134
Columbus OH GO	5.000%	7/1/15	2,310	2,413
Columbus OH GO	5.000%	7/1/15	6,735	7,037
Columbus OH GO	5.000%	12/15/15	3,210	3,345
Columbus OH GO	5.000%	2/15/16	1,715	1,840
Columbus OH GO	5.000%	7/1/16	6,760	7,365
Dayton OH City School District GO	4.000%	11/1/16	3,000	3,237
Euclid OH BAN	1.125%	6/11/15	1,755	1,762

Fairfield County OH Hospital Facilities Revenue
(Fairfield Medical Center)	4.000%	6/15/16	1,000	1,049
Fairfield County OH Hospital Facilities Revenue
(Fairfield Medical Center)	5.000%	6/15/18	1,000	1,103
Franklin County OH Hospital Facilities Revenue
(OhioHealth Corp.) PUT	5.000%	7/12/17	7,500	8,398
Franklin County OH Hospital Revenue
(Nationwide Children's Hospital Project)
VRDO	0.050%	8/7/14	13,365	13,365
Hamilton County OH Hospital Facilities Revenue
(UC Health)	4.000%	2/1/15	400	407
Hamilton County OH Hospital Facilities Revenue
(UC Health)	4.000%	2/1/16	400	420
Hamilton County OH Hospital Facilities Revenue
(UC Health)	4.000%	2/1/17	375	403
Hamilton County OH Hospital Facilities Revenue
(UC Health)	4.000%	2/1/18	525	571
1 Miami University of Ohio General Receipts
Revenue TOB VRDO	0.070%	8/7/14	3,365	3,365
1 Montgomery County OH Revenue (Catholic
Health Initiatives) TOB VRDO	0.260%	8/7/14	6,970	6,970
1 Ohio Air Quality Development Authority
Revenue (FirstEnergy Generation Corp.
Project) TOB VRDO	0.210%	8/7/14	14,995	14,995
Ohio Building Authority Revenue (Adult
Correctional Building)	5.000%	10/1/14	6,085	6,134
Ohio Common Schools GO	5.000%	9/15/15	5,000	5,270
Ohio Common Schools GO	5.000%	3/15/18	10,860	12,467
Ohio GO	5.000%	9/15/14	10,000	10,060
Ohio GO	5.000%	9/15/15	10,000	10,542
Ohio GO	5.500%	9/15/15	3,000	3,179
Ohio GO	3.000%	5/1/16	10,480	10,974
Ohio GO	5.000%	9/15/16	10,000	10,986
Ohio Higher Education GO	5.000%	8/1/14	15,000	15,000
1 Ohio Higher Educational Facility Commission
Revenue (Cleveland Clinic Health System
Obligated Group) TOB VRDO	0.070%	8/7/14	10,300	10,300
Ohio Higher Educational Facility Commission
Revenue (Marietta College Project) VRDO	0.070%	8/7/14 LOC	2,035	2,035
Ohio Higher Educational Facility Commission
Revenue (Oberlin College Project)	5.000%	10/1/14	3,000	3,024
Ohio Higher Educational Facility Commission
Revenue (University of Dayton Project)	5.000%	12/1/14	1,000	1,016
Ohio Higher Educational Facility Commission
Revenue (University of Dayton Project)	5.000%	12/1/15	1,000	1,062
Ohio Higher Educational Facility Commission
Revenue (University of Dayton Project)	4.000%	12/1/16	625	673
Ohio Hospital Revenue (Cleveland Clinic Health
System Obligated Group)	5.000%	1/1/15	1,550	1,581
1 Ohio Hospital Revenue (Cleveland Clinic Health
System Obligated Group) TOB VRDO	0.070%	8/7/14	12,800	12,800
Ohio Hospital Revenue (University Hospitals
Health System Inc.)	5.000%	1/15/15	500	510
1 Ohio Water Development Authority Fresh Water
Revenue TOB VRDO	0.210%	8/7/14	10,715	10,715
Ohio Water Development Authority Pollution
Control Revenue (Water Quality)	4.000%	6/1/15	1,315	1,357

Ohio Water Development Authority Pollution
Control Revenue (Water Quality)	5.000%	6/1/16	1,070	1,163
Ohio Water Development Authority Solid Waste
Disposal Revenue (Waste Management
Project) PUT	2.250%	7/1/16	2,000	2,059
Ross County OH Hospital Facilities Revenue
(Adena Health System)	5.000%	12/1/15	2,380	2,507
Ross County OH Hospital Facilities Revenue
(Adena Health System)	5.000%	12/1/16	2,495	2,714
Ross County OH Hospital Facilities Revenue
(Adena Health System)	5.250%	12/1/17	2,215	2,479
Ross County OH Hospital Facilities Revenue
(Adena Health System)	5.250%	12/1/18	1,510	1,709
South-Western City OH School District GO	3.000%	12/1/15	1,000	1,037
University of Cincinnati Ohio General Receipts
Revenue	4.000%	6/1/15	1,515	1,564
University of Cincinnati Ohio General Receipts
Revenue	5.000%	6/1/17	2,180	2,450
Warren County OH Health Care Facilities
Improvement Revenue (Otterbein Homes
Project)	5.000%	7/1/18	1,555	1,703
Wright State University Ohio General Revenue	4.000%	5/1/15	1,140	1,172
Wright State University Ohio General Revenue	5.000%	5/1/17	1,195	1,327
				333,400
Oklahoma (0.3%)
Cleveland County OK Educational Facilities
Authority Lease Revenue (Norman Public
Schools Project)	5.000%	7/1/16	1,000	1,085
Cleveland County OK Educational Facilities
Authority Lease Revenue (Norman Public
Schools Project)	5.000%	7/1/17	760	852
Cleveland County OK Educational Facilities
Authority Lease Revenue (Norman Public
Schools Project)	5.000%	7/1/18	1,325	1,516
Cleveland County OK Educational Facilities
Authority Lease Revenue (Norman Public
Schools Project)	5.000%	7/1/19	2,250	2,610
1 Grand River Dam Authority Oklahoma Revenue
TOB VRDO	0.070%	8/7/14 (13)	26,100	26,100
Oklahoma City OK GO	2.000%	3/1/16	4,855	4,990
1 Tulsa County OK Industrial Authority Health
Care Revenue (St. Francis Health System
Inc.) TOB VRDO	0.080%	8/7/14	7,041	7,041
				44,194
Oregon (0.7%)
Gilliam County OR Solid Waste Disposal
Revenue (Waste Management Inc. Project)
PUT	2.000%	9/2/14	13,550	13,568
Oregon Facilities Authority Revenue (Legacy
Health Project)	5.000%	5/1/15	2,350	2,433
Oregon Facilities Authority Revenue
(PeaceHealth)	5.000%	3/15/15	1,500	1,541
2 Oregon Facilities Authority Revenue
(Providence Health & Services) PUT	0.940%	10/1/17	8,750	8,786
Oregon GO	5.000%	5/1/16	2,000	2,165
Oregon GO	5.000%	5/1/16	3,500	3,789

Oregon GO	5.000%	11/1/16	3,000	3,312
Oregon GO	5.000%	5/1/18	1,125	1,297
Oregon GO	5.000%	5/1/18	1,500	1,730
Oregon GO	5.000%	11/1/18	3,750	4,379
Oregon Health & Science University Revenue	5.000%	7/1/16	500	542
Oregon Health & Science University Revenue	5.000%	7/1/18	1,000	1,146
Portland OR Sewer System Revenue	5.000%	10/1/15 (4)	3,795	3,826
Portland OR Water System Revenue	5.000%	10/1/15	6,000	6,337
Tri-County Metropolitan Transportation District
of Oregon Capital Grant Receipt Revenue	3.000%	11/1/16	10,500	10,712
Tri-County Metropolitan Transportation District
of Oregon Capital Grant Receipt Revenue	4.000%	11/1/17	8,300	8,804
Tri-County Metropolitan Transportation District
of Oregon Capital Grant Receipt Revenue	3.000%	11/1/18	4,490	4,773
Tri-County Metropolitan Transportation District
of Oregon Capital Grant Receipt Revenue	5.000%	11/1/18	5,000	5,582
				84,722
Pennsylvania (6.5%)
Allegheny County PA Higher Education Building
Authority University Revenue (Carnegie
Mellon University)	5.000%	3/1/15	5,780	5,943
Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center)	5.000%	9/1/14	5,000	5,020
Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center)	3.000%	10/15/14	1,000	1,006
Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center)	5.000%	5/15/15	8,350	8,665
Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center)	4.000%	10/15/15	750	783
Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center)	5.000%	10/15/16	1,025	1,124
Beaver County PA Industrial Development
Authority Pollution Control Revenue
(FirstEnergy Generation Project) PUT	2.500%	6/1/17	10,000	10,145
1 Berks County PA Municipal Authority Revenue
(Reading Hospital & Medical Center Project)
TOB VRDO	0.060%	8/7/14 LOC	5,100	5,100
Clarion County PA Industrial Development
Authority Revenue (Clarion University
Foundation Inc. Student Housing Project)
BAN	1.050%	5/1/16	2,500	2,503
Commonwealth Financing Authority
Pennsylvania Revenue	4.000%	6/1/16	650	692
Delaware County PA GO	5.000%	10/1/14	3,905	3,937
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	4.000%	1/1/15	1,000	1,017
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/16	3,615	3,850
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/17	1,070	1,178

1 Lancaster County PA Hospital Authority Health
System Revenue (Lancaster General Hospital
Project) TOB VRDO	0.070%	8/7/14	6,765	6,765
Montgomery County PA Higher Education &
Health Authority Hospital Revenue (Abington
Memorial Hospital)	5.000%	6/1/19	1,000	1,144
1 Montgomery County PA Higher Education &
Health Authority Hospital Revenue (Abington
Memorial Hospital) TOB VRDO	0.210%	8/7/14	11,010	11,010
Montgomery County PA Industrial Development
Authority Revenue (New Regional Medical
Center Project)	5.000%	2/1/16 (7)	1,180	1,259
1 Mount Lebanon PA School District GO TOB
VRDO	0.130%	8/7/14	15,500	15,500
2 Northampton County PA General Purpose
Authority Hospital Revenue (St. Luke's
Hospital Project) PUT	1.460%	8/15/20	8,125	8,029
Northampton County PA General Purpose
Authority University Revenue (Lafayette
College) VRDO	0.090%	8/7/14	10,700	10,700
Northampton County PA General Purpose
Authority University Revenue (Lafayette
College) VRDO	0.090%	8/7/14	9,070	9,070
Pennsylvania Economic Development Financing
Authority Exempt Facilities Revenue (PPL
Energy Supply LLC Project) PUT	3.000%	9/1/15	15,750	16,031
Pennsylvania Economic Development Financing
Authority Exempt Facilities Revenue (PPL
Energy Supply LLC Project) PUT	3.000%	9/1/15	10,570	10,759
Pennsylvania Economic Development Financing
Authority Exempt Facilities Revenue (PPL
Energy Supply LLC Project) PUT	3.000%	9/1/15	11,250	11,451
Pennsylvania Economic Development Financing
Authority Solid Waste Disposal Revenue
(Republic Services Inc. Project) PUT 0.300%		10/1/14	4,200	4,200
Pennsylvania Economic Development Financing
Authority Solid Waste Disposal Revenue
(Waste Management Inc. Project) PUT 1.750%		12/1/15	4,250	4,318
Pennsylvania Economic Development Financing
Authority Unemployment Compensation
Revenue	4.000%	7/1/16	2,000	2,142
Pennsylvania Economic Development Financing
Authority Unemployment Compensation
Revenue	5.000%	7/1/16	14,730	16,055
Pennsylvania Economic Development Financing
Authority Unemployment Compensation
Revenue	5.000%	1/1/22	8,000	8,978
Pennsylvania Economic Development Financing
Authority Unemployment Compensation
Revenue	5.000%	7/1/22	15,000	16,240
Pennsylvania GO	5.000%	9/1/14	12,000	12,049
Pennsylvania GO	5.000%	4/1/15	32,880	33,944
Pennsylvania GO	5.250%	7/1/15	15,000	15,702
Pennsylvania GO	5.000%	9/1/15 (4)	45,450	45,637
Pennsylvania GO	5.000%	6/15/16	17,375	18,884
Pennsylvania GO	5.000%	7/1/16	9,075	9,880
Pennsylvania GO	5.000%	7/1/16	40,470	44,062

Pennsylvania GO	5.000%	9/1/16	10,000	10,040
Pennsylvania GO	5.000%	4/1/17	11,150	12,463
Pennsylvania GO	5.000%	4/1/18	35,410	40,628
Pennsylvania GO	5.000%	7/1/18	2,675	3,088
Pennsylvania Higher Educational Facilities
Authority Revenue (University of Pennsylvania
Health System)	5.000%	8/15/16 (2)	2,000	2,097
Pennsylvania Higher Educational Facilities
Authority Revenue (University of Pittsburgh
Medical Center)	5.000%	5/15/15	4,250	4,410
1 Pennsylvania State University Revenue TOB
VRDO	0.280%	8/7/14	12,550	12,550
Pennsylvania Turnpike Commission Registration
Fee Revenue VRDO	0.060%	8/7/14 (4)	20,000	20,000
Pennsylvania Turnpike Commission Registration
Fee Revenue VRDO	0.070%	8/7/14 (4)	42,525	42,525
2 Pennsylvania Turnpike Commission Revenue	0.610%	12/1/16	23,000	23,085
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/16	3,150	3,465
2 Pennsylvania Turnpike Commission Revenue	0.510%	12/1/17	15,000	14,997
2 Pennsylvania Turnpike Commission Revenue	0.660%	12/1/17	10,405	10,426
2 Pennsylvania Turnpike Commission Revenue	0.660%	12/1/18	8,750	8,746
1 Pennsylvania Turnpike Commission Revenue
TOB VRDO	0.180%	8/7/14 (12)	3,245	3,245
Pennsylvania Turnpike Commission Revenue
VRDO	0.060%	8/7/14 (4)	64,350	64,350
Philadelphia PA Airport Revenue	5.000%	6/15/15	3,100	3,224
Philadelphia PA Gas Works Revenue	5.375%	7/1/15 (4)	2,880	3,010
Philadelphia PA Gas Works Revenue	5.375%	7/1/18 (4)	2,775	3,189
Philadelphia PA GO	5.000%	8/1/18 (14)	6,170	6,695
Philadelphia PA Municipal Authority Revenue	1.250%	11/15/14	16,685	16,732
Philadelphia PA Municipal Authority Revenue	5.000%	11/15/15	3,000	3,179
Philadelphia PA Water & Waste Water Revenue	5.000%	6/15/16	5,000	5,434
Pittsburgh & Allegheny County PA Sports &
Exhibition Authority Lease Revenue VRDO	0.090%	8/7/14 (4)	77,135	77,135
Pittsburgh PA Water & Sewer Authority
Revenue	4.000%	9/1/16 (4)	1,350	1,447
Pittsburgh PA Water & Sewer Authority
Revenue PUT	1.400%	9/1/15 (4)	6,270	6,330
Pittsburgh PA Water & Sewer Authority
Revenue VRDO	0.090%	8/7/14 (4)	33,825	33,825
1 University of Pittsburgh PA Revenue TOB
VRDO	0.070%	8/7/14	6,660	6,660
Washington County PA Hospital Authority
Revenue (Washington Hospital Project)	5.500%	7/1/16 (2)	2,375	2,569
West Chester University Pennsylvania Student
Housing Revenue BAN	1.600%	2/1/15	2,250	2,253
				832,569
Puerto Rico (0.0%)
Puerto Rico Government Development Bank
Revenue	4.750%	12/1/15 (14)	1,100	1,099

Rhode Island (0.1%)
Rhode Island Health & Educational Building
Corp. Hospital Financing Revenue (Care New
England Health System Obligated Group)	4.000%	9/1/15	1,000	1,029

Rhode Island Health & Educational Building
Corp. Hospital Financing Revenue (Care New
England Health System Obligated Group)	5.000%	9/1/16	4,825	5,163
Rhode Island Health & Educational Building
Corp. Hospital Financing Revenue (Care New
England Health System Obligated Group)	5.000%	9/1/17	2,640	2,878
Rhode Island Health & Educational Building
Corp. Hospital Financing Revenue (Care New
England Health System Obligated Group)	5.000%	9/1/18	1,325	1,461
Rhode Island Health & Educational Building
Corp. Providence Public Schools Revenue
(Providence Public Buildings Authority)	3.000%	5/15/15	2,000	2,031
Rhode Island Health & Educational Building
Corp. Providence Public Schools Revenue
(Providence Public Buildings Authority)	4.000%	5/15/16	1,000	1,049
Rhode Island Health & Educational Building
Corp. Providence Public Schools Revenue
(Providence Public Buildings Authority)	4.000%	5/15/17	2,000	2,134
Rhode Island Health & Educational Building
Corp. Providence Public Schools Revenue
(Providence Public Buildings Authority)	5.000%	5/15/18	1,500	1,691
				17,436
South Carolina (0.9%)
Charleston County SC GO	5.250%	11/1/15	3,270	3,478
2 Charleston SC Waterworks & Sewer Capital
Improvement Revenue PUT	0.779%	1/1/18	8,770	8,777
Florence County SC GO	3.000%	6/1/16	16,075	16,857
Greenville County SC School District GO	5.000%	12/1/15	5,000	5,320
Lexington County SC Health Services District
Inc. Hospital Revenue	5.000%	11/1/15	1,100	1,164
Lexington County SC Health Services District
Inc. Hospital Revenue	5.000%	11/1/16	1,750	1,923
Piedmont SC Municipal Power Agency Revenue	5.000%	1/1/15	2,000	2,040
Piedmont SC Municipal Power Agency Revenue	5.000%	1/1/16	1,805	1,921
South Carolina GO	5.000%	4/1/16	1,450	1,564
South Carolina GO	5.000%	4/1/16	7,260	7,832
South Carolina GO	5.000%	4/1/16	30	32
South Carolina GO	5.000%	4/1/16	6,475	6,985
South Carolina GO	5.000%	4/1/16	2,275	2,454
South Carolina Jobs Economic Development
Authority Hospital Revenue (AnMed Health
Project)	5.000%	2/1/15	1,000	1,022
South Carolina Jobs Economic Development
Authority Hospital Revenue (Palmetto Health)	2.500%	8/1/14	1,500	1,500
South Carolina Jobs Economic Development
Authority Hospital Revenue (Palmetto Health)	3.000%	8/1/15	1,935	1,970
South Carolina Jobs Economic Development
Authority Hospital Revenue (Palmetto Health)	5.000%	8/1/16	1,000	1,068
South Carolina Jobs Economic Development
Authority Hospital Revenue (Palmetto Health)	5.000%	8/1/17	300	327
South Carolina Jobs Economic Development
Authority Hospital Revenue (Palmetto Health)	5.000%	8/1/18	500	551
South Carolina Jobs Economic Development
Authority Revenue (Bon Secours Health
System Inc.)	4.000%	11/1/15	250	260

South Carolina Jobs Economic Development
Authority Revenue (Waste Management of
South Carolina Inc. Project)	2.875%	2/1/15	2,000	2,025
South Carolina Ports Authority Revenue	4.000%	7/1/15	2,355	2,436
South Carolina Public Service Authority
Revenue	5.000%	1/1/15	3,500	3,571
South Carolina Transportation Infrastructure
Revenue	5.000%	10/1/14	14,220	14,336
South Carolina Transportation Infrastructure
Revenue	5.000%	10/1/14	4,980	5,021
South Carolina Transportation Infrastructure
Revenue	5.000%	10/1/15	8,870	9,369
South Carolina Transportation Infrastructure
Revenue	5.250%	10/1/15 (2)	4,295	4,549
				108,352
Tennessee (2.5%)
Knox County TN Health Educational & Housing
Facilities Board Hospital Facilities Revenue
(Covenant Healthcare)	5.250%	1/1/15 (14)	5,000	5,103
Knox County TN Health Educational & Housing
Facilities Board Hospital Facilities Revenue
(Covenant Healthcare)	5.000%	1/1/19	2,925	3,341
Memphis TN Electric System Revenue	5.000%	12/1/14	31,205	31,714
Memphis TN Electric System Revenue	5.000%	12/1/15	25,000	26,594
2 Metropolitan Government of Nashville &
Davidson County TN Health & Educational
Facilities Board Revenue (Vanderbilt
University) PUT	0.460%	10/1/15	36,500	36,477
Metropolitan Government of Nashville &
Davidson County TN Water & Sewer Revenue	5.000%	7/1/17	5,500	6,195
Shelby County TN GO VRDO	0.070%	8/7/14	34,725	34,725
Shelby County TN Health Educational &
Housing Facility Board Revenue (Baptist
Memorial Health Care)	5.000%	9/1/14	2,630	2,640
Shelby County TN Health Educational &
Housing Facility Board Revenue (Methodist
Le Bonheur Healthcare) VRDO	0.070%	8/1/14 (4)	49,300	49,300
Shelby County TN Health Educational &
Housing Facility Board Revenue (Methodist
Le Bonheur Healthcare) VRDO	0.080%	8/1/14 (4)	49,600	49,600
Tennessee Energy Acquisition Corp. Gas
Revenue	5.000%	9/1/14	25,420	25,506
Tennessee Energy Acquisition Corp. Gas
Revenue	5.000%	2/1/15	1,240	1,264
Tennessee Energy Acquisition Corp. Gas
Revenue	5.000%	9/1/15	2,295	2,393
Tennessee Energy Acquisition Corp. Gas
Revenue	5.000%	2/1/16	1,290	1,363
Tennessee Energy Acquisition Corp. Gas
Revenue	5.000%	9/1/16	2,715	2,919
Tennessee Energy Acquisition Corp. Gas
Revenue	5.000%	2/1/17	5,000	5,398
Tennessee Energy Acquisition Corp. Gas
Revenue	5.250%	9/1/17	3,155	3,487
Tennessee Energy Acquisition Corp. Gas
Revenue	5.000%	2/1/18	4,900	5,372

Tennessee Energy Acquisition Corp. Gas
Revenue	5.000%	2/1/19	8,815	9,775
Tennessee Energy Acquisition Corp. Gas
Revenue	5.250%	9/1/19	15,000	17,011
				320,177
Texas (11.2%)
Austin TX Water & Wastewater System
Revenue	5.000%	11/15/14	2,000	2,028
1 Brownsville TX Utility System Revenue TOB
VRDO	0.210%	8/7/14 (4)	6,060	6,060
Central Texas Regional Mobility Authority
Revenue	4.000%	1/1/15	575	583
Central Texas Regional Mobility Authority
Revenue	5.000%	1/1/16	1,250	1,321
Central Texas Regional Mobility Authority
Revenue	5.000%	1/1/17	500	546
Central Texas Regional Mobility Authority
Revenue	5.000%	1/1/18	500	560
Central Texas Regional Mobility Authority
Revenue PUT	3.000%	1/4/16	2,750	2,793
College Station TX Independent School District
GO	4.000%	8/15/16	3,280	3,524
1 Dallas TX Area Rapid Transit Sales Tax
Revenue TOB VRDO	0.060%	8/7/14	5,400	5,400
Dallas TX Civic Center Improvement Revenue	5.000%	8/15/14 (12)	2,775	2,780
Dallas TX GO	5.000%	2/15/15 (ETM)	15	15
Dallas TX GO	5.000%	2/15/15	6,280	6,445
Dallas TX Independent School District GO	5.000%	2/15/15	4,990	5,122
Dallas TX Independent School District GO	4.000%	8/15/16	3,365	3,616
Denton TX Independent School District GO PUT	2.125%	8/1/15	7,220	7,345
Denton TX Independent School District GO PUT	2.000%	8/1/16	7,000	7,198
Denton TX Independent School District GO
VRDO	0.070%	8/7/14	43,900	43,900
Eagle Mountain & Saginaw TX Independent
School District GO PUT	2.500%	8/1/14	10,980	10,980
3 Eagle Mountain & Saginaw TX Independent
School District GO PUT	2.000%	8/1/19	9,000	9,152
Fort Worth TX Water & Sewer Revenue	5.000%	2/15/16	1,300	1,394
Frisco TX GO	4.000%	2/15/15	1,580	1,613
Grand Parkway TX Transportation Corp. System
BAN	3.000%	12/15/16	195,465	206,868
2 Harris County TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Memorial
Hermann Healthcare System)	0.360%	6/1/15	1,700	1,701
2 Harris County TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Memorial
Hermann Healthcare System)	0.460%	6/1/16	2,000	2,006
2 Harris County TX Cultural Education Facilities
Finance Corp. Medical Facilities Revenue
(Baylor College of Medicine) PUT	1.110%	11/15/15	8,000	8,013
Harris County TX GO	6.000%	8/1/14 (14)	23,045	23,045
Harris County TX GO	4.750%	10/1/16 (Prere.)	20,100	21,973
Harris County TX Health Facilities Development
Corp. Hospital Revenue (CHRISTUS Health)	0.400%	8/7/14 (4)	5,200	5,200
Harris County TX Health Facilities Development
Corp. Hospital Revenue (CHRISTUS Health)	0.440%	8/7/14 (4)	2,500	2,500
2 Harris County TX Toll Road Revenue	0.690%	8/15/17	5,260	5,304

Houston TX Airport System Revenue	5.000%	7/1/15	2,000	2,088
1 Houston TX Airport System Revenue TOB
VRDO	0.070%	8/7/14	12,000	12,000
1 Houston TX Airport System Revenue TOB
VRDO	0.210%	8/7/14 (4)(3)	49,500	49,500
Houston TX GO	3.000%	3/1/15	8,835	8,982
Houston TX GO	4.000%	3/1/16	2,900	3,070
Houston TX GO	4.000%	3/1/17	9,000	9,802
Houston TX GO	5.000%	3/1/18	11,835	13,559
2 Houston TX Higher Education Finance Corp.
Revenue (Rice University Project) PUT	0.590%	11/16/17	11,000	11,038
Houston TX Hotel Occupancy Tax & Special
Revenue (Convention & Entertainment
Facilities)	5.000%	9/1/14	2,000	2,008
Houston TX Hotel Occupancy Tax & Special
Revenue (Convention & Entertainment
Facilities)	5.000%	9/1/14	1,300	1,305
Houston TX Hotel Occupancy Tax & Special
Revenue (Convention & Entertainment
Facilities)	5.000%	9/1/16	2,435	2,664
Houston TX Hotel Occupancy Tax & Special
Revenue (Convention & Entertainment
Facilities)	5.000%	9/1/16	8,310	9,093
Houston TX Independent School District GO
PUT	2.500%	6/1/15	7,200	7,328
Houston TX Independent School District GO
PUT	0.950%	6/1/17	16,000	16,071
Houston TX Utility System Revenue	5.000%	11/15/16	2,000	2,209
Houston TX Utility System Revenue	5.000%	11/15/17	2,000	2,277
Houston TX Utility System Revenue	5.000%	11/15/18	1,750	2,037
2 Houston TX Utility System Revenue PUT	0.610%	6/1/15	46,500	46,543
2 Houston TX Utility System Revenue PUT	0.660%	8/1/16	32,000	32,198
1 Houston TX Utility System Revenue TOB VRDO	0.080%	8/7/14	17,540	17,540
Katy TX Independent School District GO	5.000%	2/15/15	4,295	4,408
2 Katy TX Independent School District GO PUT	0.752%	8/15/15	25,000	25,023
Katy TX Independent School District GO PUT	1.600%	8/15/17	1,830	1,831
1 Lone Star College System Texas GO TOB
VRDO	0.070%	8/7/14	12,560	12,560
Lower Colorado River Authority Texas Revenue	5.000%	5/15/15 (ETM)	10	10
Lower Colorado River Authority Texas Revenue	5.000%	5/15/15	2,140	2,222
Lubbock TX Electric Light & Power System
Revenue	4.000%	4/15/15	1,125	1,155
Lubbock TX GO	5.000%	2/15/16 (14)	1,000	1,026
Lubbock TX Health Facilities Development Corp.
Revenue (St. Joseph Health System)	5.000%	7/1/15	4,000	4,170
Mesquite TX Independent School District GO	5.000%	8/15/16	1,500	1,642
Mission TX Economic Development Corp. Solid
Waste Disposal Revenue (Allied Waste Inc.
Project) PUT	0.300%	10/1/14	9,875	9,875
North Central TX Health Facilities Development
Corp. Hospital Revenue (Children's Medical
Center of Dallas Project)	5.000%	8/15/18	750	860
North East TX Independent School District GO
PUT	1.000%	8/1/14	44,365	44,365
North East TX Independent School District GO
PUT	2.000%	8/1/15	4,900	4,975
North Texas Tollway Authority System Revenue	4.000%	9/1/14	1,100	1,104

North Texas Tollway Authority System Revenue	4.000%	9/1/15	1,820	1,895
North Texas Tollway Authority System Revenue	5.000%	9/1/16	1,200	1,315
Northside TX Independent School District GO
PUT	1.900%	8/1/14	11,780	11,780
3 Northside TX Independent School District GO
PUT	2.125%	8/1/20	6,750	6,735
1 Port Arthur TX Independent School District GO
TOB VRDO	0.070%	8/7/14 (12)	9,125	9,125
SA Energy Acquisition Public Facility Corp.
Texas Gas Supply Revenue	5.250%	8/1/15	3,180	3,313
Sam Rayburn TX Municipal Power Agency
Revenue	5.000%	10/1/14	1,000	1,008
Sam Rayburn TX Municipal Power Agency
Revenue	5.000%	10/1/16	2,000	2,175
San Antonio TX Electric & Gas Systems
Revenue	5.375%	2/1/15	14,135	14,505
San Antonio TX Electric & Gas Systems
Revenue PUT	2.000%	12/1/14	13,090	13,170
San Antonio TX Electric & Gas Systems
Revenue PUT	2.000%	12/1/15	11,300	11,492
San Antonio TX Electric & Gas Systems
Revenue PUT	2.000%	12/1/16	3,500	3,618
1 San Antonio TX Electric & Gas Systems
Revenue TOB VRDO	0.070%	8/7/14	4,965	4,965
1 San Antonio TX Electric & Gas Systems
Revenue TOB VRDO	0.080%	8/7/14	11,985	11,985
2 San Antonio TX Water Revenue PUT	0.740%	11/1/16	15,100	15,099
2 San Antonio TX Water Revenue PUT	0.460%	11/1/17	11,500	11,494
Spring Branch TX Independent School District
GO PUT	3.000%	6/15/15	13,500	13,829
Tarrant County TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Baylor
Health Care System Project)	5.000%	11/15/14	1,600	1,623
Tarrant County TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Methodist
Hospitals of Dallas)	5.000%	10/1/17	1,100	1,237
Tarrant County TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Methodist
Hospitals of Dallas)	4.000%	10/1/18	1,350	1,497
1 Tarrant County TX Cultural Education Facilities
Finance Corp. Revenue (Texas Health
Resources) TOB VRDO	0.110%	8/7/14	3,125	3,125
Tarrant County TX Health Facilities
Development Corp. Hospital Revenue (Cook
Children's Medical Center Project)	5.000%	12/1/15	1,580	1,679
Texas GO	5.000%	10/1/14	8,470	8,539
Texas GO	5.000%	10/1/15	10,905	11,523
Texas GO	4.000%	10/1/16	2,965	3,202
Texas GO	5.000%	10/1/18	4,650	5,426
1 Texas GO TOB VRDO	0.060%	8/7/14	74,750	74,750
1 Texas GO TOB VRDO	0.060%	8/7/14	25,510	25,510
1 Texas GO TOB VRDO	0.060%	8/7/14	21,560	21,560
1 Texas GO TOB VRDO	0.070%	8/7/14	17,875	17,875
1 Texas GO TOB VRDO	0.080%	8/7/14	12,190	12,190
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.000%	12/15/16	5,035	5,511

Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.000%	12/15/17	4,000	4,435
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.250%	12/15/17	10,900	12,189
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.625%	12/15/17	18,400	20,142
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.000%	12/15/18	4,500	5,060
Texas Public Finance Authority Revenue (Texas
Southern University)	5.000%	11/1/16 (15)	1,000	1,086
Texas Public Finance Authority Revenue (Texas
Southern University)	5.000%	11/1/17 (15)	2,615	2,892
Texas Public Finance Authority Revenue (Texas
Southern University)	5.000%	11/1/18 (15)	1,000	1,113
Texas Public Finance Authority Revenue
(Unemployment Compensation)	5.000%	1/1/15	11,525	11,759
Texas Public Finance Authority Revenue
(Unemployment Compensation)	5.000%	7/1/15	34,500	36,042
Texas Public Finance Authority Revenue
(Unemployment Compensation)	5.000%	1/1/16 (Prere.)	4,205	4,487
Texas Public Finance Authority Revenue
(Unemployment Compensation)	5.000%	1/1/16	8,000	8,544
Texas Public Finance Authority Revenue
(Unemployment Compensation)	5.000%	7/1/16	30,200	32,917
Texas Public Finance Authority Revenue
(Unemployment Compensation)	4.000%	7/1/17	19,500	21,150
Texas Public Finance Authority Revenue
(Unemployment Compensation)	4.000%	7/1/18	6,350	6,667
Texas Public Finance Authority Revenue
(Unemployment Compensation)	4.000%	1/1/19	8,750	9,043
1 Texas Transportation Commission Mobility Fund
GO TOB VRDO	0.060%	8/7/14	11,700	11,700
Texas Transportation Commission Revenue	4.500%	4/1/15	1,000	1,029
Texas Transportation Commission Revenue
PUT	1.250%	2/15/15	24,000	24,075
2 Texas Transportation Commission Revenue
PUT	0.410%	4/1/17	43,000	43,048
1 Texas Transportation Commission Revenue
TOB VRDO	0.070%	8/7/14	7,495	7,495
Texas Water Development Board Revenue	5.000%	7/15/15	5,750	6,017
Texas Water Development Board Revenue	5.000%	7/15/16	4,000	4,364
University of Houston Texas Revenue	5.000%	2/15/15	2,000	2,052
University of North Texas Revenue	5.000%	4/15/15	880	910
University of North Texas Revenue	5.000%	4/15/16	1,000	1,078
University of North Texas Revenue	5.000%	4/15/17	725	810
University of Texas System Revenue Financing
System Revenue VRDO	0.050%	8/7/14	50,000	50,000
				1,428,377
Utah (0.6%)
Murray UT Hospital Revenue (IHC Health
Services) VRDO	0.060%	8/1/14	2,890	2,890
Utah Associated Municipal Power Systems
Revenue (Horse Butte Wind Project)	5.000%	9/1/18	1,015	1,162
Utah Associated Municipal Power Systems
Revenue (Payson Power Project)	4.000%	4/1/15	4,115	4,214
1 Utah Board of Regents Hospital Revenue
(University of Utah) TOB VRDO	0.060%	8/7/14 LOC	7,505	7,505

Utah Board of Regents Student Loan Revenue	4.000%	11/1/14	10,000	10,098
Utah GO	5.000%	7/1/16	1,500	1,635
Utah GO	5.000%	7/1/16	23,735	25,866
Utah Transit Authority Sales Tax Revenue	1.350%	6/15/17	21,000	21,240
				74,610
Virgin Islands (0.1%)
Virgin Islands Public Finance Authority Revenue	5.000%	10/1/14	3,350	3,371
Virgin Islands Public Finance Authority Revenue	4.000%	10/1/16	3,250	3,418
Virgin Islands Public Finance Authority Revenue	5.000%	10/1/17	3,480	3,821
				10,610
Virginia (1.0%)
Fairfax County VA Economic Development
Authority Facilities Revenue (County Facilities
Project)	4.000%	10/1/17	1,880	2,075
Fairfax County VA Economic Development
Authority Facilities Revenue (County Facilities
Project)	4.000%	10/1/18	2,150	2,409
Fairfax County VA Economic Development
Authority Facilities Revenue (County Facilities
Project)	5.000%	10/1/19	2,000	2,354
Fairfax County VA Public Improvement GO	5.000%	10/1/15 (Prere.)	2,945	3,110
Fairfax County VA Public Improvement GO	5.000%	10/1/16	5,630	5,945
2 Fredericksburg VA Economic Development
Authority Hospital Facilities Revenue (Mary
Washington Healthcare Obligated Group)
PUT	1.960%	2/1/17	6,500	6,509
Henrico County VA Economic Development
Authority Revenue (Bon Secours Health
System)	4.000%	11/1/16	1,000	1,068
Norfolk VA GO	4.000%	10/1/16	4,960	5,352
Norfolk VA Water Revenue	5.000%	11/1/18	725	844
Roanoke VA Economic Development Authority
Hospital Revenue (Carilion Clinic Obligated
Group)	5.000%	7/1/16	1,765	1,917
Roanoke VA Economic Development Authority
Hospital Revenue (Carilion Clinic Obligated
Group)	5.000%	7/1/17	3,500	3,897
Upper Occoquan VA Sewage Authority Regional
Sewerage System Revenue	5.000%	7/1/15 (Prere.)	4,895	5,112
Virginia College Building Authority Educational
Facilities Revenue (21st Century College &
Equipment Programs)	5.000%	2/1/16	8,660	9,270
Virginia College Building Authority Educational
Facilities Revenue (Public Higher Education
Financing Program)	4.000%	9/1/15 (ETM)	10	10
Virginia College Building Authority Educational
Facilities Revenue (Public Higher Education
Financing Program)	4.000%	9/1/15	1,590	1,656
Virginia Public Building Authority Public Facilities
Revenue	5.000%	8/1/14	4,080	4,080
Virginia Public Building Authority Public Facilities
Revenue	5.000%	8/1/15	5,000	5,242
Virginia Public Building Authority Public Facilities
Revenue	5.000%	8/1/16	2,845	3,108
Virginia Public Building Authority Public Facilities
Revenue	5.000%	8/1/16	4,880	5,331

Virginia Public Building Authority Revenue	5.000%	8/1/16	2,000	2,095
Virginia Public School Authority Revenue	5.000%	8/1/14	20,000	20,000
Virginia Public School Authority Revenue	5.000%	8/1/15	11,440	11,994
Virginia Public School Authority Revenue	5.000%	4/15/16	2,940	3,175
Virginia Public School Authority Revenue	5.000%	8/1/16	3,860	4,219
Wise County VA Industrial Development
Authority Solid Waste & Sewage Disposal
Revenue (Virginia Electric & Power Co.) PUT	2.375%	11/1/15	16,000	16,373
				127,145
Washington (2.6%)
1 Central Puget Sound WA Regional Transit
Authority Sales & Use Tax Revenue TOB
VRDO	0.070%	8/7/14	8,280	8,280
Clark County WA Public Utility Revenue	5.000%	1/1/15	1,500	1,530
Energy Northwest Washington Electric Revenue
(Columbia Generating Station)	5.000%	7/1/15 (Prere.)	6,480	6,767
Energy Northwest Washington Electric Revenue
(Columbia Generating Station)	5.000%	7/1/15 (Prere.)	5,505	5,749
King County WA GO	5.000%	6/1/15	2,500	2,600
King County WA GO	5.000%	1/1/18	2,000	2,283
King County WA GO	5.000%	7/1/18	7,515	8,692
1 King County WA Sewer Revenue TOB VRDO	0.070%	8/7/14	6,950	6,950
Pierce County WA Tacoma School District No.
10 BAN	2.000%	12/1/14	30,815	30,999
1 Seattle WA Drain & Wastewater Revenue TOB
VRDO	0.060%	8/7/14	8,100	8,100
Seattle WA Water System Revenue	5.000%	9/1/15 (14)	2,035	2,043
Seattle WA Water System Revenue	5.000%	9/1/17 (14)	2,290	2,299
1 TES Properties Washington Lease Revenue
TOB VRDO	0.070%	8/7/14	10,120	10,120
Tobacco Settlement Authority Washington
Revenue	5.000%	6/1/17	4,130	4,604
Tobacco Settlement Authority Washington
Revenue	5.000%	6/1/18	3,215	3,654
Tobacco Settlement Authority Washington
Revenue	5.000%	6/1/24	4,240	4,298
Washington (Motor Vehicle Fuel Tax) GO	5.000%	8/1/14	9,440	9,440
Washington (Motor Vehicle Fuel Tax) GO	5.000%	7/1/16	14,675	15,995
Washington (Motor Vehicle Fuel Tax) GO	5.000%	7/1/16	10,000	10,900
Washington (Motor Vehicle Fuel Tax) GO	5.000%	2/1/18	1,995	2,280
Washington Economic Development Finance
Authority Solid Waste Disposal Revenue
(Waste Management Inc. Project) PUT	2.000%	9/2/14	5,000	5,006
Washington Federal Highway Grant Anticipation
Revenue (520 Corridor Program)	5.000%	9/1/18	5,000	5,766
Washington Federal Highway Grant Anticipation
Revenue (520 Corridor Program)	5.000%	9/1/18	13,957	16,094
Washington Federal Highway Grant Anticipation
Revenue (520 Corridor Program)	5.000%	9/1/19	6,500	7,600
Washington Federal Highway Grant Anticipation
Revenue (520 Corridor Program)	5.000%	9/1/19	39,645	46,353
Washington GO	5.000%	1/1/15 (2)	4,500	4,591
Washington GO	5.000%	7/1/15 (2)	1,000	1,045
Washington GO	5.000%	1/1/16	5,000	5,338
Washington GO	5.000%	7/1/16	10,000	10,900
1 Washington GO TOB VRDO	0.070%	8/7/14	5,030	5,030
1 Washington GO TOB VRDO	0.070%	8/7/14	6,145	6,145

1 Washington GO TOB VRDO	0.070%	8/7/14	6,325	6,325
1 Washington Health Care Facilities Authority
Revenue (Catholic Health Initiatives) TOB
VRDO	0.260%	8/7/14	7,515	7,515
1 Washington Health Care Facilities Authority
Revenue (Children's Hospital & Regional
Medical Center) TOB VRDO	0.080%	8/7/14	17,875	17,875
Washington Health Care Facilities Authority
Revenue (MultiCare Health System)	5.000%	8/15/14	1,590	1,593
Washington Health Care Facilities Authority
Revenue (PeaceHealth)	4.000%	11/15/15	1,000	1,046
Washington Health Care Facilities Authority
Revenue (Providence Health & Services)	3.000%	10/1/14	1,000	1,005
Washington Health Care Facilities Authority
Revenue (Providence Health & Services)	4.000%	10/1/15	805	840
Washington Health Care Facilities Authority
Revenue (Providence Health & Services)	5.000%	10/1/15	1,445	1,525
Washington Health Care Facilities Authority
Revenue (Providence Health & Services)	5.000%	10/1/16	700	767
Washington Health Care Facilities Authority
Revenue (Providence Health & Services)	5.000%	10/1/17	1,375	1,547
Washington Higher Education Facilities
Authority Revenue (Whitman College Project)
VRDO	0.070%	8/7/14	28,670	28,670
				330,159
West Virginia (0.3%)
Mason County WV Pollution Control Revenue
(Appalachian Power Co. Project) PUT	2.000%	10/1/14	10,000	10,019
West Virginia Economic Development Authority
Solid Waste Facilities Disposal Revenue
(Ohio Power Co. - Amos Project) PUT	3.125%	4/1/15	5,000	5,080
West Virginia Hospital Finance Authority
Hospital Revenue (Charleston Area Medical
Center Inc.)	5.000%	9/1/14	5,150	5,168
West Virginia University Revenue	5.000%	10/1/16	725	796
2 West Virginia University Revenue PUT	0.710%	10/1/14	12,500	12,501
				33,564
Wisconsin (1.2%)
Milwaukee WI GO	5.000%	5/1/16	6,010	6,500
Wisconsin GO	4.000%	5/1/15	5,000	5,145
Wisconsin GO	5.000%	5/1/15	10,000	10,365
Wisconsin GO	4.000%	11/1/15	2,860	2,997
Wisconsin GO	4.000%	5/1/16	4,470	4,760
Wisconsin GO	4.000%	11/1/16	6,000	6,490
Wisconsin Health & Educational Facilities
Authority Revenue (Agnesian Healthcare Inc.)	5.000%	7/1/15	1,010	1,048
Wisconsin Health & Educational Facilities
Authority Revenue (Ascension Health Alliance
Credit Group) PUT	4.000%	3/1/18	7,200	7,951
Wisconsin Health & Educational Facilities
Authority Revenue (Ascension Health Alliance
Credit Group) PUT	4.000%	5/30/19	13,000	14,456
1 Wisconsin Health & Educational Facilities
Authority Revenue (Ascension Health Credit
Group) TOB VRDO	0.070%	8/7/14	750	750

Wisconsin Health & Educational Facilities
Authority Revenue (Aurora Health Care Inc.)	5.000%	4/15/15	1,500	1,546
Wisconsin Health & Educational Facilities
Authority Revenue (Aurora Health Care Inc.)	4.000%	7/15/15	700	722
Wisconsin Health & Educational Facilities
Authority Revenue (Aurora Health Care Inc.)	5.000%	7/15/15	6,000	6,249
Wisconsin Health & Educational Facilities
Authority Revenue (Aurora Health Care Inc.)	5.000%	7/15/17	1,235	1,363
Wisconsin Health & Educational Facilities
Authority Revenue (Aurora Health Care Inc.)
PUT	4.750%	8/15/14	14,500	14,525
Wisconsin Health & Educational Facilities
Authority Revenue (Aurora Health Care Inc.)
PUT	5.125%	8/15/16	3,100	3,382
Wisconsin Health & Educational Facilities
Authority Revenue (Aurora Health Care Inc.)
VRDO	0.060%	8/7/14 LOC	10,000	10,000
Wisconsin Health & Educational Facilities
Authority Revenue (Felician Services Inc.)
VRDO	0.090%	8/7/14 LOC	20,000	20,000
Wisconsin Health & Educational Facilities
Authority Revenue (Felician Services Inc.)
VRDO	0.090%	8/7/14 LOC	3,205	3,205
Wisconsin Health & Educational Facilities
Authority Revenue (Gundersen Lutheran)
VRDO	0.090%	8/7/14 LOC	7,000	7,000
Wisconsin Health & Educational Facilities
Authority Revenue (Hospital Sisters Services
Inc. Obligated Group)	5.000%	8/15/16	1,345	1,468
Wisconsin Health & Educational Facilities
Authority Revenue (Hospital Sisters Services,
Inc.)	4.000%	8/15/15	1,100	1,143
Wisconsin Health & Educational Facilities
Authority Revenue (Ministry Health Care Inc.)	5.000%	8/15/15	1,790	1,867
Wisconsin Health & Educational Facilities
Authority Revenue (Ministry Health Care Inc.)	5.000%	8/15/16	6,115	6,607
Wisconsin Health & Educational Facilities
Authority Revenue (Ministry Health Care Inc.)	5.000%	8/15/16	665	720
Wisconsin Transportation Revenue	5.000%	7/1/16	9,830	10,714
				150,973
Total Tax-Exempt Municipal Bonds (Cost $12,726,204)				12,806,497
			Shares
Temporary Cash Investment (1.7%)
Money Market Fund (1.7%)
5 Vanguard Municipal Cash Management Fund
(Cost $209,801)	0.062%		209,800,790	209,801
Total Investments (102.1%) (Cost $12,936,005)				13,016,298
Other Assets and Liabilities-Net (-2.1%)				(265,912)
Net Assets (100%)				12,750,386
1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2014, the aggregate value of these securities was $1,877,573,000, representing 14.7% of net assets.
2 Adjustable-rate security.
3 Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of
July 31, 2014.

4 Securities with a value of $1,042,000 have been segregated as initial margin for open futures contracts.
5 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
BAN—Bond Anticipation Note.
COP—Certificate of Participation.
GAN—Grant Anticipation Note.
GO—General Obligation Bond.
PUT—Put Option Obligation.
RAN—Revenue Anticipation Note.
TAN—Tax Anticipation Note.
TOB—Tender Option Bond.
TRAN—Tax Revenue Anticipation Note.
VRDO—Variable Rate Demand Obligation.

KEY TO ABBREVIATIONS

ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
PILOT – Payments in Lieu of Taxes.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
VRDO - Variable Rate Demand Obligation.
VRDP - Variable Rate Demand Preferred.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.

Short-Term Tax-Exempt Fund

(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) AGC (Assured Guaranty Corporation).
(13) BHAC (Berkshire Hathaway Assurance Corporation).
(14) NPFG (National Public Finance Guarantee Corporation).
(15) BAM (Build America Mutual Assurance Company).
(16) MAC (Municipal Assurance Corporation).
(17) RAA (Radian Asset Assurance Inc.).
The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p. m. Eastern time) on the valuation date. Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Municipal Cash Management Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of July 31, 2014, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Tax-Exempt Municipal Bonds	—	12,806,497	—
Temporary Cash Investments	209,801	—	—
Futures Contracts—Assets[1]	19	—	—
Futures Contracts—Liabilities[1]	(20)	—	—
Total	209,800	12,806,497	—
1 Represents variation margin on the last day of the reporting period.

Short-Term Tax-Exempt Fund

C. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At July 31, 2014, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)

		Number of	Aggregate	Unrealized
		Long (Short)	Settlement Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
10-Year U.S. Treasury Note	September 2014	(815)	(101,557)	114

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At July 31, 2014, the cost of investment securities for tax purposes was $12,937,023,000. Net unrealized appreciation of investment securities for tax purposes was $79,275,000, consisting of unrealized gains of $81,061,000 on securities that had risen in value since their purchase and $1,786,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Intermediate-Term Tax-Exempt Fund

Schedule of Investments
As of July 31, 2014

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (98.6%)
Alabama (0.9%)
Alabama 21st Century Authority Tobacco
Settlement Revenue	5.000%	6/1/20	1,000	1,161
Alabama 21st Century Authority Tobacco
Settlement Revenue	5.000%	6/1/21	1,500	1,744
Alabama Incentives Financing Authority Special
Obligation Revenue	5.000%	9/1/24	3,695	4,134
Alabama Incentives Financing Authority Special
Obligation Revenue	5.000%	9/1/24	2,520	2,819
Alabama Incentives Financing Authority Special
Obligation Revenue	5.000%	9/1/30	6,905	7,593
Alabama Incentives Financing Authority Special
Obligation Revenue	5.000%	9/1/31	7,245	7,924
Alabama Incentives Financing Authority Special
Obligation Revenue	5.000%	9/1/32	7,000	7,615
Alabama Public School & College Authority
Capital Improvement Revenue	5.000%	12/1/17 (Prere.)	58,350	66,598
Alabama Public School & College Authority
Capital Improvement Revenue	5.000%	12/1/17 (Prere.)	60,660	69,234
Alabama Public School & College Authority
Capital Improvement Revenue	5.000%	12/1/17 (Prere.)	62,600	71,448
Alabama Public School & College Authority
Capital Improvement Revenue	5.000%	12/1/17 (Prere.)	13,595	15,517
Auburn University Alabama General Fee
Revenue	4.000%	6/1/15	2,500	2,580
Auburn University Alabama General Fee
Revenue	5.000%	6/1/16	3,690	4,003
Auburn University Alabama General Fee
Revenue	5.000%	6/1/17	3,160	3,549
Auburn University Alabama General Fee
Revenue	5.000%	6/1/17	1,550	1,740
Auburn University Alabama General Fee
Revenue	5.000%	6/1/31	3,000	3,380
Birmingham AL GO	0.000%	3/1/32	5,000	4,856
Courtland AL Development Board Pollution
Control Revenue (International Paper Co.)	5.000%	6/1/25	5,000	5,083
Huntsville AL GO	5.000%	3/1/26	2,540	2,953
Huntsville AL GO	5.000%	5/1/33	5,000	5,600
Infirmary Health System Special Care Facilities
Financing Authority Mobile Alabama Revenue
(Infirmary Health System Inc.)	5.000%	2/1/18	2,830	3,112
Infirmary Health System Special Care Facilities
Financing Authority Mobile Alabama Revenue
(Infirmary Health System Inc.)	5.250%	2/1/19	2,415	2,700
Infirmary Health System Special Care Facilities
Financing Authority Mobile Alabama Revenue
(Infirmary Health System Inc.)	5.250%	2/1/20	2,845	3,208
Infirmary Health System Special Care Facilities
Financing Authority Mobile Alabama Revenue
(Infirmary Health System Inc.)	5.250%	2/1/21	3,630	4,041

Infirmary Health System Special Care Facilities
Financing Authority Mobile Alabama Revenue
(Infirmary Health System Inc.)	5.250%	2/1/30	5,450	5,842
Jefferson County AL Sewer Revenue	5.000%	10/1/22	1,730	1,926
Jefferson County AL Sewer Revenue	5.000%	10/1/23	3,500	3,880
Jefferson County AL Sewer Revenue	0.000%	10/1/26 (4)	1,000	546
Jefferson County AL Sewer Revenue	0.000%	10/1/27 (4)	1,410	725
Jefferson County AL Sewer Revenue	0.000%	10/1/28 (4)	1,500	728
Mobile AL Industrial Development Board
Pollution Control Revenue (Alabama Power
Co.) PUT	1.650%	3/20/17	8,700	8,752
1 Mobile AL Water & Sewer Commissioners
Revenue TOB VRDO	0.060%	8/1/14 LOC	4,580	4,580
University of Alabama General Revenue	5.000%	7/1/21	10,530	12,633
				342,204
Alaska (0.2%)
Alaska GO	5.000%	8/1/24	5,000	6,057
Alaska Housing Finance Corp. General Housing
Revenue	5.000%	12/1/25	3,075	3,552
Alaska Housing Finance Corp. General Housing
Revenue	5.000%	12/1/26	5,330	6,119
Alaska Housing Finance Corp. General Housing
Revenue	5.000%	12/1/29	2,000	2,249
Alaska Housing Finance Corp. Home Mortgage
Revenue VRDO	0.070%	8/7/14	10,000	10,000
Alaska Municipal Bond Bank Authority Revenue	5.000%	2/1/32	4,845	5,497
Matanuska-Susitna Borough AK GO	5.000%	3/1/17	3,595	4,005
Northern Alaska Tobacco Securitization Corp.
Revenue	4.625%	6/1/23	12,650	11,799
Valdez AK Marine Terminal Revenue (BP
Pipelines)	5.000%	1/1/16	12,755	13,598
Valdez AK Marine Terminal Revenue (BP
Pipelines)	5.000%	1/1/16	1,000	1,066
				63,942
Arizona (2.1%)
Arizona Board Regents Arizona State University
System COP	5.000%	6/1/20 (2)	2,430	2,614
Arizona Board Regents Arizona State University
System COP	5.000%	7/1/20 (14)	5,120	5,688
Arizona Board Regents Arizona State University
System COP	5.000%	6/1/21 (2)	4,310	4,637
Arizona Board Regents Arizona State University
System Revenue	5.000%	7/1/27	1,115	1,290
Arizona Board Regents Arizona State University
System Revenue	6.000%	7/1/27	1,135	1,328
Arizona Board Regents Arizona State University
System Revenue	5.000%	6/1/28	2,545	2,889
Arizona Board Regents Arizona State University
System Revenue	5.000%	7/1/28	1,000	1,152
Arizona Board Regents Arizona State University
System Revenue	5.000%	6/1/31	1,000	1,123
Arizona Board Regents Arizona State University
System Revenue	5.000%	6/1/32	1,290	1,441
Arizona COP	5.000%	9/1/25 (4)	10,000	10,707
Arizona COP	5.000%	9/1/27 (4)	5,000	5,312

Arizona Health Facilities Authority Hospital
System Revenue (Phoenix Children's
Hospital)	5.000%	2/1/21	3,480	4,010
Arizona Health Facilities Authority Hospital
System Revenue (Phoenix Children's
Hospital)	5.000%	2/1/22	3,100	3,575
Arizona Health Facilities Authority Hospital
System Revenue (Phoenix Children's
Hospital)	5.000%	2/1/23	5,000	5,707
Arizona Health Facilities Authority Hospital
System Revenue (Phoenix Children's
Hospital)	5.000%	2/1/27	6,500	7,152
Arizona Health Facilities Authority Revenue
(Banner Health)	5.000%	1/1/24	10,000	11,165
Arizona Health Facilities Authority Revenue
(Banner Health)	5.000%	1/1/25	7,500	8,355
2 Arizona Health Facilities Authority Revenue
(Phoenix Children's Hospital) PUT	1.910%	2/5/20	12,500	12,440
Arizona Lottery Revenue	5.000%	7/1/22 (4)	18,000	20,442
Arizona Lottery Revenue	5.000%	7/1/24 (4)	15,000	16,752
Arizona Lottery Revenue	5.000%	7/1/25 (4)	15,000	16,652
Arizona Lottery Revenue	5.000%	7/1/26 (4)	13,975	15,407
Arizona School Facilities Board COP	5.000%	9/1/15 (Prere.)	34,300	36,070
Arizona School Facilities Board COP	5.000%	9/1/15 (Prere.)	26,755	28,136
Arizona School Facilities Board COP	5.000%	9/1/16	24,000	26,226
Arizona School Facilities Board COP	5.000%	9/1/17	21,000	23,698
Arizona School Facilities Board COP	5.000%	9/1/18	13,000	14,923
Arizona School Facilities Board COP	5.125%	9/1/21	5,000	5,645
Arizona Transportation Board Excise Tax
Revenue (Maricopa County Regional Area)	5.000%	7/1/18	10,000	11,193
Arizona Transportation Board Excise Tax
Revenue (Maricopa County Regional Area)	5.000%	7/1/19	10,000	11,186
Arizona Transportation Board Excise Tax
Revenue (Maricopa County Regional Area)	5.000%	7/1/20	11,500	12,846
Arizona Transportation Board Excise Tax
Revenue (Maricopa County Regional Area)	5.000%	7/1/21	16,300	18,182
Arizona Transportation Board Excise Tax
Revenue (Maricopa County Regional Area)	5.000%	7/1/22	9,940	11,711
Arizona Transportation Board Excise Tax
Revenue (Maricopa County Regional Area)	5.000%	7/1/24	10,000	11,109
Arizona Transportation Board Excise Tax
Revenue (Maricopa County Regional Area)	5.000%	7/1/25	7,540	8,376
Arizona Transportation Board Highway Revenue	5.000%	7/1/15 (Prere.)	9,460	9,880
Arizona Transportation Board Highway Revenue	5.000%	7/1/16 (Prere.)	10,035	10,926
Arizona Transportation Board Highway Revenue	5.000%	7/1/22	8,500	10,245
Arizona Transportation Board Highway Revenue	5.000%	7/1/25	5,000	5,695
Arizona Transportation Board Highway Revenue	5.000%	7/1/30	5,000	5,636
Arizona Transportation Board Highway Revenue	5.000%	7/1/32	14,580	16,577
Arizona Water Infrastructure Finance Authority
Revenue	5.000%	10/1/20	3,500	4,184
Arizona Water Infrastructure Finance Authority
Revenue	5.000%	10/1/22	6,000	7,291
Glendale AZ Industrial Development Authority
Revenue (Midwestern University)	5.000%	5/15/18	3,325	3,705
Glendale AZ Industrial Development Authority
Revenue (Midwestern University)	5.000%	5/15/19	2,000	2,253

Glendale AZ Industrial Development Authority
Revenue (Midwestern University)	5.000%	5/15/20	1,500	1,700
Glendale AZ Industrial Development Authority
Revenue (Midwestern University)	5.000%	5/15/21	1,500	1,675
Glendale AZ Industrial Development Authority
Revenue (Midwestern University)	5.000%	5/15/22	3,500	3,875
Glendale AZ Industrial Development Authority
Revenue (Midwestern University)	5.000%	5/15/23	3,805	4,179
Glendale AZ Industrial Development Authority
Revenue (Midwestern University)	5.000%	5/15/25	3,750	4,048
Glendale AZ Industrial Development Authority
Revenue (Midwestern University)	5.000%	5/15/26	2,890	3,099
Glendale AZ Industrial Development Authority
Revenue (Midwestern University)	5.000%	5/15/27	5,000	5,342
Glendale AZ Industrial Development Authority
Revenue (Midwestern University)	5.000%	5/15/30	14,000	14,947
Glendale AZ Transportation Excise Tax
Revenue	5.000%	7/1/23 (14)	4,235	4,701
Maricopa County AZ Industrial Development
Authority Health Facilities Revenue (Catholic
Healthcare West)	5.000%	7/1/16	6,500	7,040
Maricopa County AZ Industrial Development
Authority Health Facilities Revenue (Catholic
Healthcare West)	5.000%	7/1/17	10,000	11,162
Maricopa County AZ Industrial Development
Authority Health Facilities Revenue (Catholic
Healthcare West)	5.000%	7/1/18	6,000	6,655
Maricopa County AZ Regional Public
Transportation Authority Excise Tax Revenue	5.000%	7/1/21	6,220	7,263
Maricopa County AZ School District No. 28
(Kyrene Elementary) GO	1.000%	7/1/20	1,355	1,432
Maricopa County AZ School District No. 28
(Kyrene Elementary) GO	1.000%	7/1/28	690	765
Maricopa County AZ School District No. 28
(Kyrene Elementary) GO	1.000%	7/1/29	480	539
Maricopa County AZ School District No. 28
(Kyrene Elementary) GO	1.000%	7/1/30	375	422
Maricopa County AZ Unified School District GO	5.000%	7/1/22	8,450	10,232
Mesa AZ Excise Tax Revenue	5.000%	7/1/27	4,000	4,430
Mesa AZ Utility System Revenue	5.000%	7/1/19 (14)	10,000	11,736
Mesa AZ Utility System Revenue	5.000%	7/1/21 (14)	11,900	14,187
Phoenix AZ Civic Improvement Corp. Airport
Revenue	5.000%	7/1/23	5,000	5,664
Phoenix AZ Civic Improvement Corp. Airport
Revenue	5.000%	7/1/24	2,235	2,532
Phoenix AZ Civic Improvement Corp. Airport
Revenue	5.000%	7/1/27	9,530	10,676
Phoenix AZ Civic Improvement Corp. Airport
Revenue	5.000%	7/1/28	9,555	10,632
Phoenix AZ Civic Improvement Corp. Airport
Revenue	5.000%	7/1/30	13,330	14,623
Phoenix AZ Civic Improvement Corp. Excise
Tax Revenue	5.000%	7/1/20	5,165	5,793
Phoenix AZ Civic Improvement Corp. Excise
Tax Revenue	5.000%	7/1/22 (14)	5,420	5,836
Phoenix AZ Civic Improvement Corp. Excise
Tax Revenue	4.750%	7/1/24	7,805	8,608

Phoenix AZ Civic Improvement Corp.
Wastewater System Revenue	5.500%	7/1/24	2,500	2,904
Phoenix AZ Civic Improvement Corp. Water
System Revenue	5.000%	7/1/21 (14)	4,200	4,382
Phoenix AZ GO	5.000%	7/1/20	5,150	5,784
Pima County AZ Industrial Development
Authority Revenue (Tucson Electric Power
Co. Project)	4.000%	9/1/29	12,000	12,000
Pima County AZ Regional Transportation
Authority Excise Tax Revenue	5.000%	6/1/22	3,000	3,620
Pima County AZ Regional Transportation
Authority Excise Tax Revenue	5.000%	6/1/23	3,500	4,231
Pima County AZ Regional Transportation
Authority Excise Tax Revenue	5.000%	6/1/26	3,590	4,226
Regional Public Transportation Authority Arizona
Excise Tax Revenue (Maricopa County Public
Transportation)	5.250%	7/1/22	2,000	2,452
Regional Public Transportation Authority Arizona
Excise Tax Revenue (Maricopa County Public
Transportation)	5.250%	7/1/23	1,000	1,234
Regional Public Transportation Authority Arizona
Excise Tax Revenue (Maricopa County Public
Transportation)	5.250%	7/1/25	1,000	1,231
Salt River Project Arizona Agricultural
Improvement & Power District Revenue	5.000%	1/1/22	4,350	5,059
Salt River Project Arizona Agricultural
Improvement & Power District Revenue	5.000%	1/1/27	10,000	11,215
Salt River Project Arizona Agricultural
Improvement & Power District Revenue	5.000%	1/1/28	2,750	3,056
Salt River Project Arizona Agricultural
Improvement & Power District Revenue	5.000%	12/1/30	2,095	2,406
Salt River Project Arizona Agricultural
Improvement & Power District Revenue	5.000%	1/1/35	7,250	7,607
Salt Verde AZ Financial Corp. Gas Revenue	5.250%	12/1/19	25	28
Salt Verde AZ Financial Corp. Gas Revenue	5.250%	12/1/21	3,770	4,338
Salt Verde AZ Financial Corp. Gas Revenue	5.250%	12/1/22	3,965	4,546
Salt Verde AZ Financial Corp. Gas Revenue	5.250%	12/1/23	8,370	9,657
Salt Verde AZ Financial Corp. Gas Revenue	5.250%	12/1/24	4,510	5,223
Salt Verde AZ Financial Corp. Gas Revenue	5.250%	12/1/25	19,125	22,175
Salt Verde AZ Financial Corp. Gas Revenue	5.250%	12/1/26	2,725	3,161
Salt Verde AZ Financial Corp. Gas Revenue	5.250%	12/1/28	270	311
Scottsdale AZ GO	5.000%	7/1/22	3,000	3,661
Scottsdale AZ Municipal Property Corp. Excise
Tax Revenue	5.000%	7/1/16 (Prere.)	6,850	7,466
Scottsdale AZ Municipal Property Corp. Excise
Tax Revenue	5.000%	7/1/16 (Prere.)	7,280	7,935
Scottsdale AZ Municipal Property Corp. Excise
Tax Revenue	5.000%	7/1/16 (Prere.)	5,710	6,224
Scottsdale AZ Municipal Property Corp. Excise
Tax Revenue	5.000%	7/1/22	12,415	15,054
Tucson AZ GO	5.000%	7/1/26 (12)	1,000	1,087
Tucson AZ GO	5.000%	7/1/29 (12)	1,000	1,073
University Medical Center Corp. Arizona
Hospital Revenue	6.250%	7/1/29	1,500	1,734
Yuma AZ Industrial Development Authority
Hospital Revenue (Yuma Regional Medical
Center)	5.000%	8/1/24	1,200	1,374

Yuma AZ Industrial Development Authority
Hospital Revenue (Yuma Regional Medical
Center)	5.000%	8/1/25	1,250	1,417
Yuma AZ Industrial Development Authority
Hospital Revenue (Yuma Regional Medical
Center)	5.000%	8/1/32	1,000	1,094
Yuma AZ Industrial Development Authority
Hospital Revenue (Yuma Regional Medical
Center)	5.250%	8/1/32	1,500	1,674
				809,963
Arkansas (0.1%)
University of Arkansas Revenue (Fayetteville
Campus)	5.000%	11/1/22	2,000	2,408
University of Arkansas Revenue (Fayetteville
Campus)	5.000%	11/1/23	1,280	1,546
University of Arkansas Revenue (Fayetteville
Campus)	5.000%	11/1/25	1,815	2,086
University of Arkansas Revenue (Fayetteville
Campus)	5.000%	11/1/25	2,000	2,389
University of Arkansas Revenue (Fayetteville
Campus)	5.000%	11/1/26	1,075	1,228
University of Arkansas Revenue (Fayetteville
Campus)	5.000%	11/1/26	2,190	2,597
University of Arkansas Revenue (Fayetteville
Campus)	5.000%	11/1/27	1,695	1,926
University of Arkansas Revenue (Fayetteville
Campus)	5.000%	11/1/28	3,210	3,743
University of Arkansas Revenue (Fayetteville
Campus)	5.000%	11/1/29	3,355	3,891
University of Arkansas Revenue (Fayetteville
Campus)	5.000%	11/1/30	2,555	2,949
University of Arkansas Revenue (UAMS
Campus)	5.000%	11/1/27	1,000	1,173
University of Arkansas Revenue (UAMS
Campus)	5.000%	11/1/28	3,000	3,487
University of Arkansas Revenue (UAMS
Campus)	5.000%	11/1/29	1,970	2,277
University of Arkansas Revenue (UAMS
Campus)	5.000%	11/1/30	2,000	2,295
				33,995
California (12.2%)
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Jackson Laboratory)	5.000%	7/1/27	1,375	1,528
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Jackson Laboratory)	5.000%	7/1/29	2,795	3,046
Alameda CA Corridor Transportation Authority
Revenue	5.000%	3/1/21	3,250	3,933
Alameda County CA Joint Powers Authority
Lease Revenue	5.250%	12/1/27	3,000	3,534
Alameda County CA Joint Powers Authority
Lease Revenue	5.250%	12/1/28	6,165	7,226
Alameda County CA Joint Powers Authority
Lease Revenue	5.000%	12/1/30	12,395	13,959
Anaheim CA Public Financing Authority
Revenue (Electric System)	5.250%	10/1/28	5,030	5,781

Anaheim CA Public Financing Authority
Revenue (Electric System)	5.250%	10/1/29	5,300	6,074
Bay Area CA Infrastructure Financing Authority
Revenue	5.000%	8/1/14 (Prere.)	16,525	16,525
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/16 (Prere.)	20,195	21,782
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/16 (Prere.)	26,400	28,475
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/17 (Prere.)	7,000	7,835
2 Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	0.960%	5/1/23	8,500	8,387
Beverly Hills CA Unified School District GO	0.000%	8/1/28	5,000	3,076
Beverly Hills CA Unified School District GO	0.000%	8/1/29	8,000	4,657
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/16	5,000	5,411
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/16	7,790	8,431
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/20	20,000	23,972
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/21	20,000	23,757
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/21	20,000	22,897
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/22	10,000	11,829
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/22	19,250	22,000
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/14	2,000	2,033
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/14	3,070	3,120
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/16	2,695	2,989
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/16	5,000	5,546
California Economic Recovery GO	5.000%	7/1/15	41,775	41,947
California Economic Recovery GO	5.000%	7/1/20	20,000	23,628
California Economic Recovery GO	5.250%	7/1/21	50,000	59,417
California GO	5.000%	8/1/14	6,355	6,355
California GO	5.000%	3/1/15	6,000	6,171
California GO	6.000%	2/1/16	1,500	1,630
California GO	5.000%	4/1/16	10,000	10,783
California GO	5.000%	9/1/16	8,000	8,770
California GO	5.000%	3/1/17	3,000	3,346
California GO	5.000%	4/1/17	13,050	14,596
2 California GO	0.810%	5/1/17	3,500	3,525
California GO	5.000%	10/1/17	20,000	22,736
California GO	5.500%	4/1/18	30,000	35,043
California GO	6.000%	4/1/18	11,480	13,635
California GO	5.000%	9/1/18	33,800	37,069
California GO	5.000%	12/1/18	85	85
California GO	5.000%	4/1/20	18,000	21,068

California GO	5.000%	8/1/20	18,970	20,993
California GO	5.000%	11/1/20 (14)	5,000	5,691
California GO	5.000%	12/1/21	16,365	18,662
California GO	5.000%	3/1/22	6,375	6,838
California GO	5.000%	3/1/22 (2)	9,225	9,472
California GO	5.250%	9/1/22	35,000	43,244
California GO	5.250%	10/1/22	15,000	17,794
California GO	5.000%	3/1/23	36,120	37,088
California GO	5.000%	3/1/23	29,000	31,087
California GO	5.000%	9/1/23	9,770	11,915
California GO	5.000%	12/1/23	34,000	41,545
California GO	5.000%	3/1/24	30,115	32,263
California GO	5.000%	5/1/24	35,000	42,630
California GO	5.000%	10/1/24	19,500	22,157
California GO	5.000%	12/1/24	5,640	6,795
California GO	5.000%	10/1/25	20,000	23,668
California GO	5.000%	12/1/25	5,490	6,559
California GO	5.500%	8/1/26	23,665	27,639
California GO	5.000%	10/1/26	31,140	36,470
California GO	5.000%	10/1/27	11,250	13,051
California GO	5.250%	10/1/27	26,440	31,183
California GO	5.000%	11/1/27	17,380	20,319
California GO	5.000%	2/1/28	12,500	14,374
California GO	5.000%	11/1/28	9,175	10,655
California GO	5.750%	4/1/29	2,395	2,838
California GO	5.250%	9/1/29	10,460	12,328
California GO	5.000%	10/1/29	27,000	30,545
California GO	5.000%	10/1/29	4,445	4,942
California GO	5.250%	3/1/30	29,500	33,719
California GO	5.000%	5/1/30	30,000	34,627
California GO	5.250%	9/1/30	25,480	29,875
California GO	5.750%	4/1/31	79,190	93,401
California GO	5.000%	6/1/31	3,000	3,098
California GO	5.000%	2/1/32	50,640	56,976
California GO	5.000%	2/1/33	79,605	89,189
California GO	6.500%	4/1/33	54,500	66,297
1 California GO TOB VRDO	0.200%	8/7/14 (4)	11,000	11,000
California Health Facilities Financing Authority
Revenue (Catholic Healthcare West)	5.125%	7/1/22	5,790	6,021
California Health Facilities Financing Authority
Revenue (Catholic Healthcare West)	5.250%	3/1/27	19,000	21,152
California Health Facilities Financing Authority
Revenue (Catholic Healthcare West)	5.250%	3/1/28	9,160	10,135
California Health Facilities Financing Authority
Revenue (Cedars-Sinai Medical Center)	5.000%	11/15/17	8,000	8,469
California Health Facilities Financing Authority
Revenue (Cedars-Sinai Medical Center)	5.000%	11/15/19	3,135	3,315
California Health Facilities Financing Authority
Revenue (Cedars-Sinai Medical Center)	5.000%	11/15/20	4,180	4,414
California Health Facilities Financing Authority
Revenue (Cedars-Sinai Medical Center)	5.000%	11/15/21	6,165	6,505
California Health Facilities Financing Authority
Revenue (Children's Hospital of Los Angeles)	5.000%	11/15/25	5,000	5,441
California Health Facilities Financing Authority
Revenue (Children's Hospital of Los Angeles)	5.000%	11/15/26	5,000	5,407
California Health Facilities Financing Authority
Revenue (Children's Hospital of Los Angeles)	5.000%	11/15/27	3,845	4,136

California Health Facilities Financing Authority
Revenue (City of Hope Medical Center)	5.000%	11/15/26	2,430	2,749
1 California Health Facilities Financing Authority
Revenue (Dignity Health) TOB VRDO	0.140%	8/7/14 LOC	13,000	13,000
California Health Facilities Financing Authority
Revenue (Lucile Salter Packard Children's
Hospital at Stanford) PUT	1.450%	3/15/17	4,000	4,074
California Health Facilities Financing Authority
Revenue (Lucile Salter Packard Children's
Hospital at Stanford) PUT	1.450%	3/15/17	5,000	5,093
1 California Health Facilities Financing Authority
Revenue (Lucile Salter Packard Children's
Hospital at Stanford) TOB VRDO	0.090%	8/7/14	650	650
California Health Facilities Financing Authority
Revenue (Providence Health & Services)	5.000%	10/1/27	6,380	7,442
California Health Facilities Financing Authority
Revenue (Scripps Health)	5.000%	10/1/19	8,080	9,405
California Health Facilities Financing Authority
Revenue (Scripps Health)	5.500%	10/1/20	4,000	4,721
California Health Facilities Financing Authority
Revenue (Scripps Health)	5.000%	10/1/21	7,110	8,232
California Health Facilities Financing Authority
Revenue (Scripps Health)	5.000%	10/1/22	3,250	3,756
California Health Facilities Financing Authority
Revenue (St. Joseph Health System)	5.250%	7/1/21	25,980	29,614
California Health Facilities Financing Authority
Revenue (St. Joseph Health System)	5.500%	7/1/29	15,000	17,362
California Health Facilities Financing Authority
Revenue (St. Joseph Health System)	5.000%	7/1/33	4,250	4,666
California Health Facilities Financing Authority
Revenue (St. Joseph Health System) PUT	5.000%	10/15/20	12,500	14,718
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	8/15/15	7,550	7,936
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.500%	8/15/16	5,000	5,525
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.500%	8/15/17	5,100	5,847
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.500%	8/15/26	4,500	5,274
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.875%	8/15/31	10,000	11,942
1 California Infrastructure & Economic
Development Bank Revenue (Bay Area Toll
Bridges Seismic Retrofit) TOB VRDO	0.080%	8/1/14 (ETM)	11,560	11,560
2 California Infrastructure & Economic
Development Bank Revenue (J. Paul Getty
Trust) PUT	0.340%	4/1/16	18,000	18,000
California Infrastructure & Economic
Development Bank Revenue (Pacific Gas &
Electric Co.) VRDO	0.050%	8/1/14 LOC	8,000	8,000
California Municipal Finance Authority
(Community Hospitals of Central California
Obligated Group) COP	5.000%	2/1/15	1,615	1,648
California Municipal Finance Authority
(Community Hospitals of Central California
Obligated Group) COP	5.000%	2/1/16	2,070	2,193

California Municipal Finance Authority
(Community Hospitals of Central California
Obligated Group) COP	5.000%	2/1/20	1,575	1,732
California Municipal Finance Authority
(Community Hospitals of Central California
Obligated Group) COP	5.000%	2/1/21	1,700	1,844
California Municipal Finance Authority
(Community Hospitals of Central California
Obligated Group) COP	5.250%	2/1/24	5,000	5,384
California Municipal Finance Authority Revenue
(University of La Verne)	5.750%	6/1/25	8,525	9,611
California Municipal Finance Authority Revenue
(University of La Verne)	6.125%	6/1/30	3,000	3,375
California Public Works Board Lease Revenue
(Department of Corrections)	5.250%	1/1/16 (2)	5,265	5,632
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	6/1/25	3,100	3,111
California Public Works Board Lease Revenue
(Department of Corrections)	5.250%	10/1/26	1,000	1,204
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	6/1/27	7,420	8,401
California Public Works Board Lease Revenue
(Department of Corrections)	5.250%	10/1/27	1,325	1,581
California Public Works Board Lease Revenue
(Department of General Services)	6.125%	4/1/28	5,000	5,922
California Public Works Board Lease Revenue
(Department of General Services)	6.125%	4/1/29	2,000	2,369
California Public Works Board Lease Revenue
(Department of State Hospitals)	5.000%	6/1/27	5,000	5,735
California Public Works Board Lease Revenue
(Department of State Hospitals)	5.000%	6/1/28	15,830	18,020
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	10/1/23	750	904
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	10/1/24	900	1,088
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	12/1/24	10,000	11,519
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.250%	12/1/25	7,000	8,158
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.250%	12/1/26	5,000	5,792
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	3/1/27	3,120	3,570
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	10/1/27	1,660	1,933
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	12/1/27	13,000	14,739
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	12/1/28	8,000	9,040
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	3/1/29	4,250	4,806
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	12/1/29	10,705	12,007
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	3/1/30	3,930	4,426
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	3/1/31	5,000	5,591

California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	3/1/33	3,350	3,720
California Public Works Board Lease Revenue
(Regents of The University of California)	5.000%	5/1/15 (ETM)	9,980	10,340
California Public Works Board Lease Revenue
(Regents of The University of California)	5.000%	5/1/15 (Prere.)	8,750	9,066
California Public Works Board Lease Revenue
(Regents of The University of California)	5.000%	5/1/15 (Prere.)	4,985	5,165
California Public Works Board Lease Revenue
(Regents of The University of California)	5.000%	5/1/15 (Prere.)	5,700	5,906
California Public Works Board Lease Revenue
(Regents of The University of California)	5.000%	5/1/15 (Prere.)	11,820	12,247
California Public Works Board Lease Revenue
(Regents of The University of California)	5.000%	5/1/15 (Prere.)	10,000	10,361
California Public Works Board Lease Revenue
(Regents of The University of California)	5.000%	5/1/15 (Prere.)	15,230	15,780
California Public Works Board Lease Revenue
(Regents of The University of California)	5.000%	5/1/15 (Prere.)	15,235	15,785
California Public Works Board Lease Revenue
(Regents of The University of California)	5.000%	5/1/15 (Prere.)	8,765	9,082
California Public Works Board Lease Revenue
(Regents of The University of California)	5.000%	5/1/15 (Prere.)	9,650	9,998
California Public Works Board Lease Revenue
(Regents of The University of California)	5.000%	5/1/15 (Prere.)	7,500	7,771
California Public Works Board Lease Revenue
(Regents of The University of California)	5.000%	12/1/21 (Prere.)	8,145	9,975
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	4/1/20	2,700	3,203
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	12/1/21 (Prere.)	10,000	12,247
California Public Works Board Lease Revenue
(Various Capital Projects)	6.250%	11/1/24	13,665	16,592
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	4/1/27	3,075	3,475
California Public Works Board Lease Revenue
(Various Capital Projects)	5.500%	11/1/30	1,320	1,578
California Public Works Board Lease Revenue
(Various Capital Projects)	5.125%	10/1/31	4,250	4,787
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	4/1/32	9,650	10,663
California State University Revenue Systemwide	5.000%	11/1/26	14,775	16,862
California State University Revenue Systemwide	5.750%	11/1/27	5,000	5,951
California State University Revenue Systemwide	5.250%	11/1/28	7,395	8,610
California State University Revenue Systemwide	5.250%	11/1/29	7,790	9,019
California State University Revenue Systemwide	5.250%	11/1/30	7,960	9,202
California State University Revenue Systemwide	5.250%	11/1/31	4,000	4,586
California Statewide Communities Development
Authority Revenue (Kaiser Permanente)	5.000%	4/1/16	36,970	39,911
Cerritos CA Community College District GO	0.000%	8/1/28	1,000	565
Cerritos CA Community College District GO	5.250%	8/1/28	3,540	4,126
Cerritos CA Community College District GO	5.250%	8/1/29	3,160	3,683
Cerritos CA Community College District GO	0.000%	8/1/30	1,850	929
Cerritos CA Community College District GO	5.250%	8/1/30	4,235	4,852
Cerritos CA Community College District GO	0.000%	8/1/31	1,000	475
Chabot-Las Positas CA Community College
District GO	5.000%	8/1/27	7,000	8,136

Chabot-Las Positas CA Community College
District GO	5.000%	8/1/30	15,000	17,084
Chabot-Las Positas CA Community College
District GO	5.000%	8/1/31	5,000	5,666
Chabot-Las Positas CA Community College
District GO	5.000%	8/1/32	17,000	19,164
Contra Costa CA Community College District
GO	5.000%	8/1/29	2,000	2,325
Contra Costa CA Community College District
GO	5.000%	8/1/30	3,000	3,463
Contra Costa CA Community College District
GO	5.000%	8/1/34	4,000	4,539
Contra Costa CA Transportation Authority Sales
Tax Revenue	5.000%	3/1/25	2,000	2,369
Cupertino CA Union School District GO	5.000%	8/1/28	1,000	1,192
Cupertino CA Union School District GO	5.000%	8/1/29	1,000	1,190
Cupertino CA Union School District GO	5.000%	8/1/30	2,000	2,360
Cupertino CA Union School District GO	5.000%	8/1/34	2,000	2,306
Cupertino CA Union School District GO	5.000%	8/1/35	1,000	1,123
Cupertino CA Union School District GO	5.000%	8/1/35	5,000	5,747
2 East Bay CA Municipal Utility District Waste
Water System Revenue PUT	0.380%	7/8/15	12,710	12,704
East Bay CA Municipal Utility District Water
System Revenue	5.000%	6/1/31	2,410	2,849
East Bay CA Municipal Utility District Water
System Revenue	5.000%	6/1/32	4,000	4,703
East Bay CA Municipal Utility District Water
System Revenue	5.000%	6/1/33	5,000	5,846
East Bay CA Municipal Utility District Water
System Revenue	5.000%	6/1/34	7,335	8,535
East Side CA Union High School District Santa
Clara County GO	5.000%	8/1/26	2,500	2,917
East Side CA Union High School District Santa
Clara County GO	5.000%	8/1/27	2,000	2,312
East Side CA Union High School District Santa
Clara County GO	5.000%	8/1/28	2,655	3,018
East Side CA Union High School District Santa
Clara County GO	5.000%	8/1/28	3,000	3,445
El Dorado CA Irrigation District Revenue	5.000%	3/1/22 (4)	1,035	1,231
El Dorado CA Irrigation District Revenue	5.000%	3/1/23 (4)	1,750	2,049
El Dorado CA Irrigation District Revenue	5.000%	3/1/24 (4)	1,000	1,159
El Dorado CA Irrigation District Revenue	5.000%	3/1/25 (4)	1,000	1,148
El Dorado CA Irrigation District Revenue	5.000%	3/1/26 (4)	2,485	2,822
El Dorado CA Irrigation District Revenue	5.000%	3/1/27 (4)	2,110	2,376
El Dorado CA Irrigation District Revenue	5.000%	3/1/28 (4)	2,000	2,232
El Dorado CA Irrigation District Revenue	5.000%	3/1/34 (4)	3,060	3,399
El Monte CA High School District GO	5.500%	6/1/27 (12)	2,630	3,005
El Monte CA High School District GO	5.500%	6/1/28 (12)	2,355	2,658
El Segundo CA Unified School District GO	0.000%	8/1/28	2,705	1,528
El Segundo CA Unified School District GO	0.000%	8/1/29	8,655	4,626
El Segundo CA Unified School District GO	0.000%	8/1/30	9,160	4,516
Folsom Cordova CA Unified School District
School Facilities Improvement District No. 3
GO	0.000%	10/1/23 (14)	2,875	1,993
Folsom Cordova CA Unified School District
School Facilities Improvement District No. 3
GO	0.000%	10/1/24 (14)	1,700	1,119

Folsom Cordova CA Unified School District
School Facilities Improvement District No. 3
GO	0.000%	10/1/25 (14)	2,055	1,279
Folsom Cordova CA Unified School District
School Facilities Improvement District No. 3
GO	0.000%	10/1/26 (14)	2,985	1,731
Folsom Cordova CA Unified School District
School Facilities Improvement District No. 3
GO	0.000%	10/1/28 (14)	2,875	1,489
Foothill/Eastern Transportation Corridor Agency
California Toll Road Revenue	0.000%	1/15/28	20,090	12,530
Foothill/Eastern Transportation Corridor Agency
California Toll Road Revenue	0.000%	1/15/29	2,000	1,247
Foothill/Eastern Transportation Corridor Agency
California Toll Road Revenue	6.250%	1/15/33	2,000	2,316
Foothill/Eastern Transportation Corridor Agency
California Toll Road Revenue PUT	5.500%	1/15/23	38,000	43,550
Fresno CA Sewer Revenue	6.250%	9/1/14 (2)	3,275	3,290
Fresno CA Sewer Revenue	5.000%	9/1/25 (12)	2,275	2,588
Fresno CA Sewer Revenue	5.000%	9/1/26 (12)	7,425	8,403
Fresno CA Sewer Revenue	5.000%	9/1/27 (12)	7,835	8,768
Gilroy CA Unified School District GO	0.000%	8/1/30 (ETM)	255	152
Gilroy CA Unified School District GO	0.000%	8/1/30 (12)	5,245	2,659
Golden State Tobacco Securitization Corp.
California Revenue	5.000%	6/1/15	6,505	6,699
Golden State Tobacco Securitization Corp.
California Revenue	5.000%	6/1/16	12,545	13,331
Golden State Tobacco Securitization Corp.
California Revenue	4.500%	6/1/27	36,095	31,991
Hacienda La Puente CA Unified School District
GO	5.000%	8/1/25 (4)	7,000	8,166
Imperial CA Irrigation District Electric Revenue	5.000%	11/1/31	5,200	5,720
Irvine CA Unified School District Community
Facilities District No. 09-A Special Tax
Revenue VRDO	0.050%	8/1/14 LOC	4,500	4,500
La Mesa-Spring Valley CA School District GO	0.000%	8/1/23 (14)	2,090	1,538
La Mesa-Spring Valley CA School District GO	0.000%	8/1/25 (14)	3,635	2,418
La Mesa-Spring Valley CA School District GO	0.000%	8/1/27 (14)	1,500	867
La Mesa-Spring Valley CA School District GO	0.000%	8/1/28 (14)	3,170	1,714
Long Beach CA Finance Authority Natural Gas
Purchase Revenue	5.250%	11/15/20	50	58
Long Beach CA Finance Authority Natural Gas
Purchase Revenue	5.250%	11/15/23	230	266
Long Beach CA Finance Authority Natural Gas
Purchase Revenue	5.000%	11/15/24	90	102
Long Beach CA Finance Authority Natural Gas
Purchase Revenue	5.500%	11/15/28	125	148
Long Beach CA Finance Authority Tax Revenue	5.500%	11/1/18 (2)	5,495	6,393
Long Beach CA Finance Authority Tax Revenue	5.500%	11/1/19 (2)	3,970	4,697
Long Beach CA Finance Authority Tax Revenue	5.500%	11/1/20 (2)	3,250	3,875
Long Beach CA Finance Authority Tax Revenue	5.500%	11/1/21 (2)	7,645	9,189
Long Beach CA Finance Authority Tax Revenue	5.500%	11/1/22 (2)	3,535	4,294
Long Beach CA Unified School District GO	0.000%	8/1/23 (12)	1,995	1,478
Long Beach CA Unified School District GO	0.000%	8/1/26 (12)	2,925	1,844
Los Angeles CA Community College District GO	5.000%	8/1/28	7,210	8,287
Los Angeles CA Community College District GO	5.250%	8/1/29	4,145	4,831

Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/23	3,115	3,551
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/26	3,250	3,663
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/26	5,705	6,573
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/27	3,250	3,641
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/28	3,960	4,437
Los Angeles CA Department of Airports
International Airport Revenue	5.250%	5/15/28	12,750	14,849
Los Angeles CA Department of Airports
International Airport Revenue	5.250%	5/15/29	5,000	5,752
3 Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/27	7,985	9,539
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/31	22,715	26,092
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/33	11,185	12,699
Los Angeles CA Department of Water & Power
Revenue VRDO	0.040%	8/7/14	3,000	3,000
Los Angeles CA Department of Water & Power
Revenue VRDO	0.040%	8/7/14	10,000	10,000
Los Angeles CA Department of Water & Power
Revenue VRDO	0.050%	8/7/14	11,400	11,400
Los Angeles CA Harbor Department Revenue	5.000%	8/1/28	6,930	8,016
Los Angeles CA Municipal Improvement Corp.
Lease Revenue (Police Headquarters Facility)	5.000%	1/1/24 (14)	15,435	16,913
Los Angeles CA Municipal Improvement Corp.
Lease Revenue (Police Headquarters Facility)	4.750%	1/1/31 (14)	9,000	9,451
Los Angeles CA Unified School District GO	5.000%	7/1/16 (Prere.)	24,035	26,207
Los Angeles CA Unified School District GO	5.000%	7/1/16	7,290	7,950
Los Angeles CA Unified School District GO	5.000%	7/1/16 (4)	6,900	7,525
Los Angeles CA Unified School District GO	5.000%	7/1/17 (Prere.)	4,000	4,518
Los Angeles CA Unified School District GO	5.000%	7/1/17 (Prere.)	6,425	7,257
Los Angeles CA Unified School District GO	5.000%	7/1/17 (Prere.)	7,330	8,279
Los Angeles CA Unified School District GO	5.000%	7/1/17 (Prere.)	10,000	11,295
Los Angeles CA Unified School District GO	5.000%	7/1/17 (Prere.)	22,410	25,312
Los Angeles CA Unified School District GO	4.750%	7/1/19 (4)	12,500	13,534
Los Angeles CA Unified School District GO	5.000%	7/1/22	20,000	24,243
Los Angeles CA Unified School District GO	5.000%	7/1/23 (3)	31,690	33,037
Los Angeles CA Unified School District GO	5.250%	7/1/23	8,835	10,429
Los Angeles CA Unified School District GO	5.250%	7/1/23	5,000	5,902
Los Angeles CA Unified School District GO	5.000%	7/1/24	17,300	21,189
Los Angeles CA Unified School District GO	5.000%	7/1/24 (14)	10,000	10,421
Los Angeles CA Unified School District GO	5.000%	7/1/26	20,000	24,017
Los Angeles CA Unified School District GO	5.000%	7/1/26	7,500	8,645
Los Angeles CA Unified School District GO	5.250%	7/1/28	8,000	9,439
Los Angeles CA Unified School District GO	5.000%	7/1/29	1,400	1,644
Los Angeles CA Unified School District GO	5.200%	7/1/29	6,295	7,295
Los Angeles CA Unified School District GO	4.500%	7/1/31 (2)	4,000	4,264
Los Angeles CA Wastewater System Revenue	5.000%	6/1/29	6,520	7,440
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	7/1/15	10,665	11,143
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	7/1/17	7,880	8,923

Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	7/1/21	5,000	5,868
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	8/1/16	3,450	3,770
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	8/1/17	5,000	5,645
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	8/1/27	1,475	1,678
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	8/1/28	2,000	2,261
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	8/1/29	2,365	2,660
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	8/1/32	3,000	3,305
M-S-R California Energy Authority Revenue	7.000%	11/1/34	6,000	8,135
3 Metropolitan Water District of Southern
California Revenue PUT	2.000%	10/1/16	6,000	6,173
Metropolitan Water District of Southern
California Revenue VRDO	0.040%	8/7/14	22,770	22,770
Metropolitan Water District of Southern
California Revenue VRDO	0.040%	8/7/14	15,000	15,000
Mount Diablo CA Unified School District GO	5.000%	8/1/29	6,415	7,331
Mount Diablo CA Unified School District GO	5.000%	8/1/30	5,510	6,255
Mount Diablo CA Unified School District GO	5.000%	8/1/32	12,910	14,529
Mount San Antonio CA Community College
District GO	0.000%	8/1/28	3,000	2,279
Oakland CA Redevelopment Agency Tax
Allocation Revenue (Central District Project)	5.000%	9/1/15 (Prere.)	14,775	15,502
Oakland CA Redevelopment Agency Tax
Allocation Revenue (Central District Project)	5.000%	9/1/21	4,500	5,279
Oakland CA Redevelopment Agency Tax
Allocation Revenue (Central District Project)	5.000%	9/1/22	1,500	1,769
Oakland CA Unified School District GO	6.250%	8/1/18	1,000	1,157
Oakland CA Unified School District GO	6.250%	8/1/19	1,150	1,350
Orange County CA Airport Revenue	5.250%	7/1/25	6,480	7,417
Orange County CA Sanitation District COP	5.000%	2/1/28	7,250	8,253
Orange County CA Sanitation District COP	5.000%	2/1/29	4,510	5,093
Orange County CA Sanitation District COP	5.000%	2/1/29 (4)	2,500	2,731
Palmdale CA Community Redevelopment
Agency Tax Allocation Revenue	5.000%	9/1/28 (14)	9,740	9,751
Palo Alto CA Unified School District GO	0.000%	8/1/23	13,900	10,834
Palo Alto CA Unified School District GO	0.000%	8/1/28	20,320	12,501
Palo Alto CA Unified School District GO	0.000%	8/1/29	19,530	11,436
Palo Alto CA Unified School District GO	0.000%	8/1/31	12,305	6,392
Palomar Pomerado Health California GO	0.000%	8/1/32 (12)	9,300	4,044
Paramount CA Redevelopment Agency Tax
Allocation Revenue (Redevelopment Project
Area No. 1)	0.000%	8/1/26 (14)	5,000	2,985
Poway CA Unified School District GO	0.000%	8/1/29	5,000	2,673
Rancho Santiago CA Community College
District GO	5.000%	9/1/25	6,690	8,047
Rancho Santiago CA Community College
District GO	5.000%	9/1/26	16,145	19,199
Redding CA Electric System COP	5.000%	6/1/23 (4)	6,875	7,756
Redding CA Electric System COP	5.000%	6/1/25 (4)	7,860	8,814
Redding CA Electric System COP	5.000%	6/1/27 (4)	4,660	5,207

Riverside County CA Transportation
Commission Sales Tax Revenue	5.000%	6/1/23	3,000	3,675
Riverside County CA Transportation
Commission Sales Tax Revenue	5.250%	6/1/27	4,980	6,011
Riverside County CA Transportation
Commission Sales Tax Revenue	5.250%	6/1/29	7,805	9,305
Riverside County CA Transportation
Commission Toll Revenue	0.000%	6/1/25	8,790	5,330
Riverside County CA Transportation
Commission Toll Revenue	0.000%	6/1/26	3,375	1,940
Riverside County CA Transportation
Commission Toll Revenue	0.000%	6/1/27	5,480	2,953
Riverside County CA Transportation
Commission Toll Revenue	0.000%	6/1/28	9,395	4,751
Riverside County CA Transportation
Commission Toll Revenue	0.000%	6/1/29	11,075	5,285
Rocklin CA Unified School District GO	0.000%	8/1/22	5,450	4,382
Roseville CA Natural Gas Financing Authority
Gas Revenue	5.000%	2/15/20	4,735	5,310
Roseville CA Natural Gas Financing Authority
Gas Revenue	5.000%	2/15/23	105	118
Roseville CA Natural Gas Financing Authority
Gas Revenue	5.000%	2/15/25	125	141
Roseville CA Natural Gas Financing Authority
Gas Revenue	5.000%	2/15/26	125	141
Roseville CA Natural Gas Financing Authority
Gas Revenue	5.000%	2/15/28	110	124
Sacramento CA Municipal Utility District
Financing Authority Revenue	5.000%	7/1/18 (14)	2,000	2,164
Sacramento CA Regional Transit District
Farebox Revenue	5.000%	3/1/24	720	810
Sacramento CA Regional Transit District
Farebox Revenue	5.000%	3/1/26	1,200	1,330
Sacramento CA Transportation Authority Sales
Tax Revenue VRDO	0.040%	8/7/14	77,200	77,200
Sacramento CA Transportation Authority Sales
Tax Revenue VRDO	0.040%	8/7/14	28,700	28,700
Sacramento CA Transportation Authority Sales
Tax Revenue VRDO	0.050%	8/7/14	34,000	34,000
Sacramento County CA Airport Revenue	5.500%	7/1/27	7,870	8,974
Sacramento County CA Airport Revenue	5.500%	7/1/28	5,000	5,694
Sacramento County CA Airport Revenue	5.625%	7/1/29	5,485	6,272
Sacramento County CA GO	5.000%	2/1/15	9,190	9,384
Sacramento County CA GO	5.000%	2/1/17	4,650	5,045
Sacramento County CA GO	5.250%	2/1/18	6,140	6,916
Sacramento County CA GO	5.250%	2/1/19	4,940	5,582
Sacramento County CA GO	5.500%	2/1/20	4,700	5,402
Sacramento County CA Sanitation Districts
Financing Authority Revenue	5.000%	12/1/29	2,245	2,648
Sacramento County CA Sanitation Districts
Financing Authority Revenue	5.000%	12/1/30	2,000	2,340
Sacramento County CA Sanitation Districts
Financing Authority Revenue	5.000%	12/1/31	3,000	3,488
Saddleback Valley CA Unified School District
GO	5.000%	8/1/14 (Prere.)	5,460	5,460
San Bernardino CA City Unified School District
GO	5.000%	8/1/29 (4)	1,960	2,195

San Bernardino CA City Unified School District
GO	5.000%	8/1/30 (4)	1,180	1,307
San Bernardino CA City Unified School District
GO	5.000%	8/1/31 (4)	1,320	1,448
San Bernardino CA City Unified School District
GO	5.000%	8/1/32 (4)	1,400	1,526
San Bernardino CA Community College District
GO	5.000%	8/1/24	12,065	14,489
San Bernardino CA Community College District
GO	5.000%	8/1/25	13,965	16,547
San Bernardino CA Community College District
GO	5.000%	8/1/26	14,080	16,497
San Bernardino County CA Medical Center
(Arrowhead Project) COP	5.000%	8/1/17	2,500	2,789
San Bernardino County CA Medical Center
(Arrowhead Project) COP	5.000%	8/1/18	8,995	10,234
San Bernardino County CA Medical Center
(Arrowhead Project) COP	5.000%	8/1/19	8,500	9,812
San Diego CA Community College District GO	5.000%	8/1/26	3,895	4,496
San Diego CA Community College District GO	5.000%	8/1/27	3,865	4,432
San Diego CA Community College District GO	5.000%	8/1/27	8,350	9,576
San Diego CA Community College District GO	5.000%	8/1/28	7,400	8,459
San Diego CA Community College District GO	5.000%	8/1/28	8,820	10,082
San Diego CA Community College District GO	5.000%	8/1/29	4,315	4,915
San Diego CA Community College District GO	5.000%	8/1/30	5,000	5,827
San Diego CA Community College District GO	5.000%	8/1/30	19,015	21,074
San Diego CA Community College District GO	5.250%	8/1/33	3,325	3,830
San Diego CA Public Facilities Financing
Authority Sewer Revenue	5.250%	5/15/25	10,000	11,733
San Diego CA Public Facilities Financing
Authority Sewer Revenue	5.000%	5/15/28	2,000	2,295
San Diego CA Unified School District GO	5.500%	7/1/27 (4)	17,020	21,685
San Diego CA Unified School District GO	0.000%	7/1/30	17,310	8,975
San Diego County CA Regional Airport Authority
Revenue	5.000%	7/1/28	2,500	2,813
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/21	5,000	5,835
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/22	9,135	10,582
San Francisco CA City & County International
Airport Revenue	5.250%	5/1/22	5,500	6,418
San Francisco CA City & County International
Airport Revenue	5.500%	5/1/26	3,370	3,926
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	10/1/32	10,000	11,269
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/34	14,000	15,635
San Francisco CA City & County Unified School
District GO	4.000%	6/15/31	13,670	14,165
San Francisco CA City & County Unified School
District GO	4.000%	6/15/32	3,950	4,066
San Joaquin Hills CA Transportation Corridor
Agency Toll Road Revenue	0.000%	1/15/21 (14)	12,385	9,147
San Jose CA Redevelopment Agency Tax
Allocation Revenue	5.000%	8/1/20 (2)	20,000	21,388
San Jose CA Redevelopment Agency Tax
Allocation Revenue	5.000%	8/1/23 (2)	24,900	26,137

San Jose CA Redevelopment Agency Tax
Allocation Revenue	5.000%	8/1/24 (14)	29,885	31,880
San Jose CA Redevelopment Agency Tax
Allocation Revenue	5.250%	8/1/27	2,400	2,571
San Jose CA Redevelopment Agency Tax
Allocation Revenue	5.375%	8/1/28	1,175	1,258
San Jose CA Redevelopment Agency Tax
Allocation Revenue	6.500%	8/1/28	25,385	27,664
San Jose-Evergreen CA Community College
District GO	5.000%	9/1/29	1,510	1,778
San Jose-Evergreen CA Community College
District GO	5.000%	9/1/30	2,745	3,207
San Jose-Evergreen CA Community College
District GO	5.000%	9/1/30	3,445	4,024
San Jose-Evergreen CA Community College
District GO	5.000%	9/1/31	3,010	3,493
San Jose-Evergreen CA Community College
District GO	5.000%	9/1/31	3,840	4,457
San Jose-Evergreen CA Community College
District GO	5.000%	9/1/32	3,095	3,583
San Mateo County CA Joint Powers Financing
Authority Lease Revenue (Maple Street
Correctional Center)	5.000%	6/15/27	2,000	2,358
San Mateo County CA Joint Powers Financing
Authority Lease Revenue (Maple Street
Correctional Center)	5.000%	6/15/28	2,500	2,915
San Mateo County CA Joint Powers Financing
Authority Lease Revenue (Maple Street
Correctional Center)	5.000%	6/15/29	1,675	1,941
San Mateo County CA Joint Powers Financing
Authority Lease Revenue (Youth Services
Campus)	4.625%	7/15/25	1,000	1,111
San Mateo County CA Joint Powers Financing
Authority Lease Revenue (Youth Services
Campus)	5.250%	7/15/28	2,000	2,284
San Ramon Valley CA Unified School District
GO	5.000%	8/1/14 (Prere.)	12,800	12,800
San Ramon Valley CA Unified School District
GO	5.000%	8/1/26	3,385	4,019
San Ramon Valley CA Unified School District
GO	5.000%	8/1/27	1,080	1,270
Santa Ana CA Unified School District GO	0.000%	8/1/29 (14)	3,315	1,772
Santa Ana CA Unified School District GO	0.000%	8/1/30 (14)	2,150	1,090
Santa Clara County CA Financing Authority
Lease Revenue (Multiple Facilities Projects)	5.000%	11/15/19	13,825	15,966
Santa Monica CA Community College District
GO	0.000%	8/1/23	9,045	7,050
Santa Monica CA Community College District
GO	5.000%	8/1/24	4,210	5,116
Santa Monica CA Community College District
GO	5.000%	8/1/25	5,000	5,995
Santa Monica CA Community College District
GO	5.000%	8/1/26	8,650	10,256
Santa Monica CA Community College District
GO	0.000%	8/1/27	6,565	4,180
Santa Monica CA Community College District
GO	5.000%	8/1/27	5,145	6,042

Santa Monica CA Community College District
GO	0.000%	8/1/28	7,105	4,241
Santa Monica CA Community College District
GO	0.000%	8/1/29	12,640	7,082
Santa Rosa CA Wastewater Revenue	0.000%	9/1/27 (2)	11,125	6,603
Southern California Public Power Authority
Revenue	5.000%	7/1/22	10,000	11,881
Southern California Public Power Authority
Revenue	5.000%	7/1/27	10,000	11,678
Southern California Public Power Authority
Revenue	5.000%	7/1/28	10,000	11,569
Southern California Public Power Authority
Revenue	5.000%	7/1/29	2,500	2,876
Southern California Public Power Authority
Revenue (Milford Wind Corridor Phase I
Project)	5.000%	7/1/26	9,000	10,455
Southern California Public Power Authority
Revenue (Natural Gas Project)	5.250%	11/1/27	375	426
Sweetwater CA Unified School District GO	5.000%	8/1/29 (15)	3,300	3,727
1 Sweetwater CA Unified School District GO TOB
VRDO	0.080%	8/7/14 (13)	2,845	2,845
Tuolumne CA Wind Project Authority Revenue	5.000%	1/1/19	3,000	3,464
Tuolumne CA Wind Project Authority Revenue	5.000%	1/1/20	13,130	15,038
Tuolumne CA Wind Project Authority Revenue	5.000%	1/1/21	13,465	15,201
Tuolumne CA Wind Project Authority Revenue	5.625%	1/1/29	9,000	10,522
Turlock CA Irrigation District Revenue	5.000%	1/1/27	3,935	4,319
Turlock CA Irrigation District Revenue	5.000%	1/1/28	4,160	4,540
Turlock CA Irrigation District Revenue	5.000%	1/1/29	4,335	4,713
Turlock CA Irrigation District Revenue	5.000%	1/1/30	2,250	2,436
University of California Revenue	5.000%	5/15/21	10,625	11,127
University of California Revenue	5.000%	5/15/23	1,500	1,781
University of California Revenue	5.500%	5/15/24	14,675	17,570
University of California Revenue	5.000%	5/15/26	12,915	15,113
University of California Revenue	5.000%	5/15/27	5,000	5,826
University of California Revenue	5.000%	5/15/28	25,995	30,392
University of California Revenue	5.000%	5/15/30	2,830	3,238
University of California Revenue	5.000%	5/15/32	21,800	24,820
University of California Revenue	5.000%	5/15/33	31,200	35,344
University of California Revenue	5.000%	5/15/34	38,420	43,335
University of California Revenue PUT	5.000%	5/15/23	47,000	57,042
1 University of California Revenue TOB VRDO	0.060%	8/1/14	4,800	4,800
Ventura County CA Community College District
GO	0.000%	8/1/23	6,155	4,659
Ventura County CA Community College District
GO	0.000%	8/1/24	8,050	5,810
Ventura County CA Community College District
GO	5.000%	8/1/24	1,070	1,315
Ventura County CA Community College District
GO	0.000%	8/1/25	8,000	5,497
Ventura County CA Community College District
GO	0.000%	8/1/26	8,500	5,552
Ventura County CA Community College District
GO	0.000%	8/1/27	8,500	5,156
Ventura County CA Community College District
GO	5.000%	8/1/27	1,000	1,186
Ventura County CA Community College District
GO	5.000%	8/1/28	1,000	1,179

Ventura County CA Community College District
GO	5.000%	8/1/29	1,000	1,172
Ventura County CA Public Financing Authority
COP	5.625%	8/15/27	1,000	1,182
Ventura County CA Public Financing Authority
COP	5.750%	8/15/28	1,750	2,088
Ventura County CA Public Financing Authority
COP	5.750%	8/15/29	1,750	2,055
Victor Valley CA Community College District GO	5.375%	8/1/29	4,250	4,894
Walnut CA Energy Center Authority Revenue	5.000%	1/1/29	2,510	2,742
Walnut CA Energy Center Authority Revenue	5.000%	1/1/30	3,775	4,110
West Basin CA Municipal Water District COP	5.000%	8/1/25 (12)	5,365	6,076
West Basin CA Municipal Water District COP	5.000%	8/1/27 (12)	5,000	5,627
West Contra Costa CA Unified School District
GO	0.000%	8/1/17 (12)	1,565	1,507
West Contra Costa CA Unified School District
GO	0.000%	8/1/18 (12)	3,000	2,824
West Contra Costa CA Unified School District
GO	0.000%	8/1/19 (12)	4,190	3,793
West Contra Costa CA Unified School District
GO	0.000%	8/1/20 (12)	6,000	5,211
West Contra Costa CA Unified School District
GO	0.000%	8/1/28 (14)	5,230	2,955
West Contra Costa CA Unified School District
GO	0.000%	8/1/32 (12)	5,000	2,268
West Contra Costa CA Unified School District
GO	5.000%	8/1/32 (4)	6,270	6,889
West Contra Costa CA Unified School District
GO	0.000%	8/1/33 (12)	2,810	1,204
Westlands CA Water District Revenue	5.000%	9/1/26 (4)	1,000	1,147
				4,616,198
Colorado (1.4%)
Aurora CO COP	5.000%	12/1/19	1,050	1,221
Aurora CO COP	5.000%	12/1/20	2,000	2,299
Aurora CO COP	5.000%	12/1/21	3,505	4,040
Aurora CO COP	5.000%	12/1/22	4,730	5,431
Aurora CO COP	5.000%	12/1/23	4,465	5,108
Aurora CO COP	5.000%	12/1/24	4,215	4,822
Aurora CO COP	5.000%	12/1/25	5,475	6,239
Board of Governors of the Colorado State
University System Enterprise Revenue	5.000%	3/1/24	1,000	1,209
Broomfield CO City & County COP	5.000%	12/1/24	2,685	3,022
Broomfield CO City & County COP	5.000%	12/1/25	2,820	3,150
Broomfield CO City & County COP	5.000%	12/1/26	2,965	3,288
Broomfield CO City & County COP	5.000%	12/1/29	7,470	8,177
Castle Rock CO COP VRDO	0.090%	8/7/14 LOC	28,870	28,870
Colorado (UCDHSC Fitzsimons Academic
Projects) COP	5.250%	11/1/23	5,000	6,023
Colorado Department of Transportation
Revenue	5.000%	12/15/15 (14)	37,825	40,310
Colorado Health Facilities Authority Revenue
(Catholic Health Initiatives)	6.125%	10/1/28	10,000	11,467
Colorado Health Facilities Authority Revenue
(Catholic Health Initiatives)	5.500%	7/1/29	50,000	57,298
Colorado Health Facilities Authority Revenue
(Catholic Health Initiatives)	5.250%	2/1/31	14,000	15,465

Colorado Health Facilities Authority Revenue
(Catholic Health Initiatives)	5.000%	1/1/33	8,385	9,035
1 Colorado Health Facilities Authority Revenue
(Catholic Health Initiatives) TOB VRDO	0.260%	8/1/14	5,300	5,300
Colorado Health Facilities Authority Revenue
(Covenant Retirement Community Inc.)	5.000%	12/1/27	2,025	2,148
Colorado Health Facilities Authority Revenue
(Covenant Retirement Community Inc.)	5.000%	12/1/33	6,750	6,991
Colorado Health Facilities Authority Revenue
(Poudre Valley Health Care Inc. & Medical
Center of the Rockies)	5.000%	3/1/25	4,900	4,951
Colorado Health Facilities Authority Revenue
(Sisters of Charity of Leavenworth Health
System)	5.000%	1/1/22	6,100	6,978
Colorado Health Facilities Authority Revenue
(Sisters of Charity of Leavenworth Health
System)	5.000%	1/1/22	13,175	15,070
Colorado Health Facilities Authority Revenue
(Sisters of Charity of Leavenworth Health
System)	5.250%	1/1/30	20,955	23,284
Commerce City CO Sales & Use Tax Revenue	5.000%	8/1/31 (4)	2,415	2,703
Commerce City CO Sales & Use Tax Revenue	5.000%	8/1/33 (4)	2,410	2,678
Denver CO City & County Airport Revenue	5.000%	11/15/24 (10)	8,965	9,492
Denver CO City & County Airport Revenue	5.000%	11/15/25	15,000	17,190
Denver CO City & County Airport Revenue	5.000%	11/15/26	5,750	6,526
Denver CO City & County Airport Revenue	5.250%	11/15/28	3,210	3,625
Denver CO City & County Airport Revenue	5.250%	11/15/28	3,000	3,418
Denver CO City & County Airport Revenue	5.250%	11/15/29	5,000	5,659
Denver CO City & County Airport Revenue	5.250%	11/15/30	14,400	16,273
Denver CO City & County COP VRDO	0.080%	8/1/14	1,000	1,000
E-470 Public Highway Authority Colorado
Revenue	0.000%	9/1/17 (14)	24,490	23,107
E-470 Public Highway Authority Colorado
Revenue	5.250%	9/1/18 (14)	7,850	8,907
E-470 Public Highway Authority Colorado
Revenue	5.250%	9/1/18 (14)	6,355	7,211
E-470 Public Highway Authority Colorado
Revenue	0.000%	9/1/19 (14)	15,100	13,299
E-470 Public Highway Authority Colorado
Revenue	0.000%	9/1/21	27,500	22,384
E-470 Public Highway Authority Colorado
Revenue	0.000%	9/1/22 (14)	11,315	8,810
E-470 Public Highway Authority Colorado
Revenue	0.000%	9/1/23 (14)	15,425	11,326
E-470 Public Highway Authority Colorado
Revenue	0.000%	9/1/24 (14)	20,000	13,920
E-470 Public Highway Authority Colorado
Revenue	5.250%	9/1/25	1,500	1,638
E-470 Public Highway Authority Colorado
Revenue	5.375%	9/1/26	2,500	2,739
Regional Transportation District of Colorado
Sales Tax Revenue (FasTracks Project)	5.000%	11/1/24	5,000	5,932
Regional Transportation District of Colorado
Sales Tax Revenue (FasTracks Project)	5.000%	11/1/25	5,875	6,936
University of Colorado Enterprise System
Revenue	5.000%	6/1/15 (Prere.)	6,515	6,777

University of Colorado Enterprise System
Revenue	5.000%	6/1/20 (14)	5,785	6,521
University of Colorado Enterprise System
Revenue	5.000%	6/1/21 (14)	90	94
University of Colorado Enterprise System
Revenue	5.500%	6/1/24	2,000	2,380
University of Colorado Enterprise System
Revenue	5.000%	6/1/26	1,250	1,463
University of Colorado Enterprise System
Revenue	5.500%	6/1/26	2,750	3,244
University of Colorado Enterprise System
Revenue	5.000%	6/1/27	2,085	2,425
University of Colorado Enterprise System
Revenue	5.000%	6/1/28	2,480	2,870
University of Colorado Enterprise System
Revenue	5.000%	6/1/29	2,445	2,813
University of Colorado Enterprise System
Revenue	5.000%	6/1/30	2,720	3,111
University of Colorado Enterprise System
Revenue	5.000%	6/1/31	1,850	2,107
University of Colorado Enterprise System
Revenue	5.000%	6/1/32	1,950	2,201
University of Colorado Enterprise System
Revenue	5.000%	6/1/33	3,155	3,546
University of Colorado Hospital Authority
Revenue	5.000%	11/15/27	6,000	6,757
University of Colorado Hospital Authority
Revenue	6.000%	11/15/29	9,850	11,171
				533,449
Connecticut (1.3%)
Connecticut GO	5.500%	12/15/14	7,700	7,855
Connecticut GO	5.000%	4/15/15	16,155	16,713
Connecticut GO	5.000%	4/15/15	2,325	2,405
Connecticut GO	5.000%	5/1/15	1,865	1,933
2 Connecticut GO	0.560%	5/15/15	5,000	5,009
Connecticut GO	5.000%	11/1/15	5,000	5,300
Connecticut GO	5.000%	12/15/15	14,345	15,284
Connecticut GO	5.000%	4/15/16	13,725	14,814
2 Connecticut GO	0.710%	5/15/16	8,400	8,439
2 Connecticut GO	0.710%	5/15/16	5,000	5,024
2 Connecticut GO	0.830%	5/15/17	5,000	5,047
Connecticut GO	5.000%	11/1/17	7,750	8,822
2 Connecticut GO	0.980%	5/15/18	14,000	14,144
Connecticut GO	5.000%	12/15/18	11,000	12,138
2 Connecticut GO	1.310%	4/15/20	17,000	17,245
Connecticut GO	5.000%	11/1/20	4,970	5,934
2 Connecticut GO	0.810%	3/1/21	4,305	4,280
Connecticut GO	5.000%	11/1/21	5,000	6,036
Connecticut GO	5.000%	4/15/22	6,005	7,222
Connecticut GO	5.000%	5/15/22	11,310	13,339
Connecticut GO	5.000%	6/1/22	8,010	9,646
Connecticut GO	5.000%	6/15/22	9,355	11,270
Connecticut GO	5.000%	9/15/22	6,830	8,248
Connecticut GO	5.000%	6/15/23	5,890	7,115
Connecticut GO	5.000%	11/1/23	10,000	11,726
Connecticut GO	5.000%	6/1/24	14,410	17,006
Connecticut GO	5.000%	10/15/24	10,805	12,805

Connecticut GO	5.000%	3/1/25	19,440	22,998
Connecticut GO	5.000%	11/1/26	9,250	10,632
Connecticut GO	5.000%	3/1/27	11,120	13,104
Connecticut GO	5.000%	3/1/30	8,900	10,293
Connecticut GO	5.000%	3/1/31	10,500	12,086
Connecticut GO	5.000%	4/15/32	4,000	4,494
Connecticut GO	5.000%	8/15/32	20,000	22,789
Connecticut Health & Educational Facilities
Authority Revenue (Hartford Healthcare)	5.000%	7/1/32	4,000	4,262
Connecticut Health & Educational Facilities
Authority Revenue (Stamford Hospital)	5.000%	7/1/32	15,000	16,157
Connecticut Health & Educational Facilities
Authority Revenue (Wesleyan University)	5.000%	7/1/28	8,550	9,811
Connecticut Health & Educational Facilities
Authority Revenue (Yale University) VRDO	0.040%	8/7/14	12,000	12,000
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	11/1/14	7,315	7,405
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	11/1/17	7,090	8,069
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	11/1/23	12,085	13,870
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	11/1/24	10,880	12,453
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	1/1/25	19,445	23,017
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	11/1/25	12,515	14,285
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	1/1/26	8,225	9,654
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	1/1/27	15,000	17,459
Hartford CT GO	5.000%	4/1/28	2,055	2,292
Hartford CT GO	5.000%	4/1/30	2,000	2,211
				504,140
Delaware (0.1%)
Delaware GO	5.000%	7/1/16	3,215	3,504
Delaware GO	5.000%	10/1/16	19,895	21,894
Delaware GO	5.000%	8/1/24	6,040	7,402
Delaware Transportation Authority
Transportation System Revenue	5.000%	7/1/29	10,000	11,418
University of Delaware Revenue	5.000%	11/1/22	1,000	1,164
				45,382
District of Columbia (0.4%)
District of Columbia GO	5.000%	6/1/19 (4)	5,325	6,025
District of Columbia GO	5.000%	6/1/20 (4)	11,840	13,376
District of Columbia GO	5.000%	6/1/21 (4)	10,380	11,727
District of Columbia Income Tax Revenue	5.000%	12/1/32	5,210	5,944
District of Columbia Revenue (American
University) VRDO	0.080%	8/1/14 LOC	9,400	9,400
District of Columbia Revenue (Georgetown
University)	5.000%	4/1/21 (2)	5,610	6,125
District of Columbia Revenue (Georgetown
University)	5.000%	4/1/22 (2)	5,800	6,316
District of Columbia Revenue (Georgetown
University)	5.000%	4/1/23 (2)	6,600	7,188

District of Columbia Revenue (Georgetown
University)	5.000%	4/1/24 (2)	6,190	6,741
District of Columbia Revenue (Georgetown
University) PUT	4.700%	4/1/18	23,500	26,044
District of Columbia Revenue (World Wildlife
Fund Inc.) VRDO	0.080%	8/7/14 LOC	18,600	18,600
District of Columbia Water & Sewer Authority
Public Utility Revenue	5.000%	10/1/31	9,595	10,931
District of Columbia Water & Sewer Authority
Public Utility Revenue	5.000%	10/1/31	5,115	5,827
District of Columbia Water & Sewer Authority
Public Utility Revenue	5.000%	10/1/32	5,000	5,669
District of Columbia Water & Sewer Authority
Public Utility Revenue	5.000%	10/1/32	7,695	8,725
				148,638
Florida (6.4%)
Brevard County FL Health Facilities Authority
Revenue (Health First Inc. Project)	5.000%	4/1/22	5,050	5,776
Brevard County FL Health Facilities Authority
Revenue (Health First Inc. Project)	5.000%	4/1/23	5,065	5,805
Brevard County FL Health Facilities Authority
Revenue (Health First Inc. Project)	5.000%	4/1/24	5,595	6,345
Brevard County FL Health Facilities Authority
Revenue (Health First Inc. Project)	5.000%	4/1/25	5,890	6,618
Brevard County FL Health Facilities Authority
Revenue (Health First Inc. Project)	5.000%	4/1/26	6,200	6,917
Brevard County FL Health Facilities Authority
Revenue (Health First Inc. Project)	5.000%	4/1/27	6,280	6,949
Brevard County FL Health Facilities Authority
Revenue (Health First Inc. Project)	5.000%	4/1/31	7,000	7,620
Brevard County FL School Board COP	5.000%	7/1/23 (12)	4,615	5,085
Brevard County FL School Board COP	5.000%	7/1/24 (12)	4,850	5,344
Brevard County FL School Board COP	5.000%	7/1/25 (12)	5,090	5,608
Brevard County FL School Board COP	5.000%	7/1/25	1,000	1,137
Broward County FL Airport System Revenue	5.000%	10/1/25	2,000	2,282
Broward County FL Airport System Revenue	5.000%	10/1/26	2,730	3,090
Broward County FL Airport System Revenue	5.000%	10/1/27	5,785	6,495
Broward County FL Airport System Revenue	5.000%	10/1/28	5,000	5,536
Broward County FL Airport System Revenue	5.500%	10/1/31	7,210	8,247
Broward County FL Airport System Revenue	5.500%	10/1/32	7,610	8,666
Broward County FL Airport System Revenue	5.500%	10/1/33	8,025	9,119
Broward County FL GO	5.000%	1/1/20	9,185	10,857
Broward County FL Port Facilities Revenue	5.500%	9/1/29	5,500	5,965
Broward County FL School Board COP	5.250%	7/1/24 (4)	12,480	14,149
Broward County FL Water & Sewer Utility
Revenue	5.000%	10/1/22	10,650	12,808
Broward County FL Water & Sewer Utility
Revenue	5.000%	10/1/23	2,000	2,292
Citizens Property Insurance Corp. Florida
Revenue (Coastal Account)	5.000%	6/1/15	70,000	72,805
Citizens Property Insurance Corp. Florida
Revenue (Coastal Account)	5.000%	6/1/16	16,000	17,321
Citizens Property Insurance Corp. Florida
Revenue (Coastal Account)	5.000%	6/1/16	10,000	10,826
Citizens Property Insurance Corp. Florida
Revenue (Coastal Account)	5.250%	6/1/17	23,000	25,884

Citizens Property Insurance Corp. Florida
Revenue (Personal Lines
Account/Commercial Lines Account)	5.000%	6/1/16	50,000	54,129
Citizens Property Insurance Corp. Florida
Revenue (Personal Lines
Account/Commercial Lines Account)	5.000%	6/1/19	19,150	22,189
Citizens Property Insurance Corp. Florida
Revenue (Personal Lines
Account/Commercial Lines Account)	5.000%	6/1/20	21,100	24,516
Clay County FL Sales Surtax Revenue	5.000%	10/1/16 (12)	8,135	8,838
Florida Board of Education Capital Outlay GO	5.000%	6/1/22	7,050	8,542
Florida Board of Education Lottery Revenue	5.000%	7/1/15 (Prere.)	12,545	13,215
Florida Board of Education Lottery Revenue	5.000%	7/1/15 (Prere.)	11,590	12,209
Florida Board of Education Lottery Revenue	5.000%	7/1/15 (Prere.)	11,235	11,835
Florida Board of Education Lottery Revenue	5.000%	7/1/15 (Prere.)	5,410	5,699
Florida Board of Education Lottery Revenue	5.000%	7/1/16 (2)	5,305	5,590
Florida Board of Education Lottery Revenue	5.000%	7/1/18	4,000	4,621
Florida Board of Education Lottery Revenue	5.000%	7/1/19	4,550	5,242
Florida Board of Education Lottery Revenue	5.000%	7/1/22 (14)	14,690	16,552
Florida Board of Education Lottery Revenue	5.000%	7/1/24	13,700	15,394
Florida Board of Education Lottery Revenue	5.000%	7/1/24	11,385	13,075
Florida Board of Education Lottery Revenue	5.000%	7/1/25	14,385	16,142
Florida Board of Education Lottery Revenue	5.000%	7/1/25	13,215	15,131
Florida Board of Education Lottery Revenue	5.000%	7/1/26	13,875	15,887
Florida Board of Education Lottery Revenue	5.000%	7/1/27	15,855	17,752
Florida Board of Education Public Education
Capital Outlay GO	5.000%	1/1/15 (Prere.)	255	263
Florida Board of Education Public Education
Capital Outlay GO	5.000%	1/1/15 (Prere.)	385	397
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/15	5,540	5,765
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/15	4,105	4,271
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/15	4,205	4,376
Florida Board of Education Public Education
Capital Outlay GO	5.000%	1/1/16	7,745	7,978
Florida Board of Education Public Education
Capital Outlay GO	5.000%	1/1/17	4,215	4,341
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/19	2,905	3,409
Florida Board of Education Public Education
Capital Outlay GO	4.750%	6/1/20	26,350	27,578
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/20	3,500	3,961
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/20	5,585	6,609
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/22	3,040	3,683
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/22	5,000	5,885
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/23	2,125	2,497
Florida Board of Education Public Education
Capital Outlay GO	6.000%	6/1/23	7,000	9,056
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/30	15,000	17,049

Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/31	5,000	5,647
Florida Department of Environmental Protection
& Preservation Revenue	5.000%	7/1/17	8,175	9,186
Florida Department of Environmental Protection
& Preservation Revenue	5.000%	7/1/19	5,855	6,694
Florida Department of Environmental Protection
& Preservation Revenue	5.000%	7/1/24 (14)	10,000	10,507
Florida Department of Environmental Protection
& Preservation Revenue	5.000%	7/1/24	9,025	10,083
Florida Department of Environmental Protection
& Preservation Revenue	5.000%	7/1/24 (14)	10,045	10,566
Florida Department of Environmental Protection
& Preservation Revenue	5.000%	7/1/24	10,025	11,398
Florida Department of Environmental Protection
& Preservation Revenue	5.000%	7/1/25 (14)	6,700	7,473
Florida Department of Environmental Protection
& Preservation Revenue	5.000%	7/1/25	9,475	10,586
Florida Department of Environmental Protection
& Preservation Revenue	5.000%	7/1/25	10,525	11,882
Florida Department of Environmental Protection
& Preservation Revenue	5.000%	7/1/26 (14)	10,045	11,204
Florida Department of Environmental Protection
& Preservation Revenue	5.000%	7/1/26	9,950	11,058
Florida Department of Environmental Protection
& Preservation Revenue	5.000%	7/1/26	11,055	12,481
Florida Department of Environmental Protection
& Preservation Revenue	5.000%	7/1/27	5,445	6,018
Florida Department of Environmental Protection
& Preservation Revenue	5.000%	7/1/27	11,605	13,004
Florida Department of Environmental Protection
& Preservation Revenue	5.000%	7/1/28	10,970	12,039
Florida Department of Transportation GO	5.000%	7/1/19	7,895	9,294
Florida Department of Transportation GO	5.000%	7/1/22	6,055	7,107
Florida Higher Educational Facilities Financing
Authority Revenue (University of Tampa
Project)	5.000%	4/1/32	1,000	1,040
Florida Hurricane Catastrophe Fund Finance
Corp. Revenue	5.000%	7/1/16	50,000	54,437
Florida Municipal Power Agency Revenue	5.250%	10/1/19 (4)	10,000	11,797
Florida Municipal Power Agency Revenue	5.000%	10/1/27	12,500	14,021
Florida Municipal Power Agency Revenue	5.750%	10/1/27	3,000	3,536
Florida Ports Financing Commission Revenue	5.000%	10/1/24	2,075	2,424
Florida Ports Financing Commission Revenue	5.000%	10/1/26	1,420	1,642
Florida Ports Financing Commission Revenue	5.000%	10/1/28	2,000	2,266
Florida Turnpike Authority Revenue	5.000%	7/1/17	1,420	1,599
Florida Turnpike Authority Revenue	5.000%	7/1/19 (2)	4,150	4,369
Florida Turnpike Authority Revenue	5.000%	7/1/19	1,365	1,544
Florida Turnpike Authority Revenue	5.000%	7/1/20 (2)	2,745	2,889
Florida Turnpike Authority Revenue	5.000%	7/1/20	3,000	3,385
Florida Turnpike Authority Revenue	5.000%	7/1/22 (2)	5,120	5,385
Florida Water Pollution Control Financing Corp.
Revenue	5.000%	1/15/20	2,000	2,296
Fort Myers FL Improvement Revenue	5.000%	12/1/16 (Prere.)	6,330	7,006
Fort Myers FL Improvement Revenue	5.000%	12/1/25 (14)	1,010	1,105
Gainesville FL Utilities System Revenue VRDO	0.070%	8/1/14	27,000	27,000
Gainesville FL Utility System Revenue VRDO	0.060%	8/1/14	10,710	10,710

Greater Orlando Aviation Authority Florida
Airport Facilities Revenue	5.000%	10/1/25	1,690	1,881
Highlands County FL Health Facilities Authority
Hospital Revenue (Adventist Health
System/Sunbelt Obligated Group)	5.000%	11/15/15 (Prere.)	820	870
Highlands County FL Health Facilities Authority
Hospital Revenue (Adventist Health
System/Sunbelt Obligated Group)	5.000%	11/15/15 (Prere.)	125	133
Highlands County FL Health Facilities Authority
Hospital Revenue (Adventist Health
System/Sunbelt Obligated Group)	5.000%	11/15/15 (Prere.)	145	154
Highlands County FL Health Facilities Authority
Hospital Revenue (Adventist Health
System/Sunbelt Obligated Group)	5.000%	11/15/15 (Prere.)	260	276
Highlands County FL Health Facilities Authority
Hospital Revenue (Adventist Health
System/Sunbelt Obligated Group)	5.000%	11/15/15 (Prere.)	190	202
Highlands County FL Health Facilities Authority
Hospital Revenue (Adventist Health
System/Sunbelt Obligated Group)	5.000%	11/15/17	3,000	3,393
Highlands County FL Health Facilities Authority
Hospital Revenue (Adventist Health
System/Sunbelt Obligated Group)	5.000%	11/15/18	1,700	1,801
Highlands County FL Health Facilities Authority
Hospital Revenue (Adventist Health
System/Sunbelt Obligated Group)	5.000%	11/15/18	3,000	3,464
Highlands County FL Health Facilities Authority
Hospital Revenue (Adventist Health
System/Sunbelt Obligated Group)	5.000%	11/15/18	2,000	2,299
Highlands County FL Health Facilities Authority
Hospital Revenue (Adventist Health
System/Sunbelt Obligated Group)	5.000%	11/15/20	1,000	1,058
Highlands County FL Health Facilities Authority
Hospital Revenue (Adventist Health
System/Sunbelt Obligated Group)	5.000%	11/15/20	875	926
Highlands County FL Health Facilities Authority
Hospital Revenue (Adventist Health
System/Sunbelt Obligated Group)	5.000%	11/15/20	7,000	8,155
Highlands County FL Health Facilities Authority
Hospital Revenue (Adventist Health
System/Sunbelt Obligated Group)	5.000%	11/15/20	2,155	2,518
Highlands County FL Health Facilities Authority
Hospital Revenue (Adventist Health
System/Sunbelt Obligated Group)	4.500%	11/15/21	2,250	2,479
Highlands County FL Health Facilities Authority
Hospital Revenue (Adventist Health
System/Sunbelt Obligated Group)	5.000%	11/15/21	1,000	1,058
Highlands County FL Health Facilities Authority
Hospital Revenue (Adventist Health
System/Sunbelt Obligated Group)	5.000%	11/15/21	135	143
Highlands County FL Health Facilities Authority
Hospital Revenue (Adventist Health
System/Sunbelt Obligated Group)	5.250%	11/15/21	2,000	2,352
Highlands County FL Health Facilities Authority
Hospital Revenue (Adventist Health
System/Sunbelt Obligated Group)	5.000%	11/15/22	1,000	1,057

Highlands County FL Health Facilities Authority
Hospital Revenue (Adventist Health
System/Sunbelt Obligated Group)	5.000%	11/15/22	740	782
Highlands County FL Health Facilities Authority
Hospital Revenue (Adventist Health
System/Sunbelt Obligated Group)	5.000%	11/15/23	500	528
Highlands County FL Health Facilities Authority
Hospital Revenue (Adventist Health
System/Sunbelt Obligated Group)	5.000%	11/15/23	1,310	1,384
Hillsborough County FL Assessment Revenue	5.000%	3/1/22 (14)	6,260	6,469
Hillsborough County FL Aviation Authority
Revenue (Tampa International Airport)	5.000%	10/1/15	2,500	2,635
Hillsborough County FL Aviation Authority
Revenue (Tampa International Airport)	5.000%	10/1/17	2,750	3,092
Hillsborough County FL Aviation Authority
Revenue (Tampa International Airport)	5.000%	10/1/18	3,400	3,890
Hillsborough County FL Industrial Development
Authority Health Facilities Revenue (University
Community Hospital)	5.500%	8/15/17 (ETM)	3,650	4,007
Hillsborough County FL Industrial Development
Authority Hospital Revenue (Tampa General
Hospital Project)	5.000%	10/1/28	12,300	13,543
Hillsborough County FL Industrial Development
Authority Hospital Revenue (Tampa General
Hospital Project)	5.000%	10/1/31	12,500	13,621
Hillsborough County FL Industrial Development
Authority Hospital Revenue (Tampa General
Hospital Project)	5.000%	10/1/34	3,000	3,209
Hillsborough County FL Industrial Development
Authority Revenue (University Community
Hospital)	6.500%	8/15/19 (ETM)	3,500	4,088
Hillsborough County FL School Board (Master
Lease Program) COP	5.000%	7/1/27	12,000	13,495
Hillsborough County FL School Board (Master
Lease Program) COP	5.000%	7/1/28	14,000	15,594
Hillsborough County FL School Board (Master
Lease Program) COP	5.000%	7/1/29	15,070	16,687
Hillsborough County FL School Board COP	5.000%	7/1/24	16,305	18,262
Hillsborough County FL School Board COP	5.000%	7/1/25	6,000	6,672
Jacksonville FL Electric Authority Electric
System Revenue	5.000%	10/1/22	600	715
Jacksonville FL Electric Authority Electric
System Revenue	5.000%	10/1/22	2,500	2,855
Jacksonville FL Electric Authority Electric
System Revenue	5.000%	10/1/23	750	885
Jacksonville FL Electric Authority Electric
System Revenue	5.000%	10/1/24	7,025	8,219
Jacksonville FL Electric Authority Electric
System Revenue	5.000%	10/1/25	2,000	2,318
Jacksonville FL Electric Authority Electric
System Revenue	5.000%	10/1/27	4,490	5,127
Jacksonville FL Electric Authority Electric
System Revenue	5.000%	10/1/28	3,900	4,341
Jacksonville FL Electric Authority Electric
System Revenue	5.000%	10/1/29	2,075	2,299
Jacksonville FL Electric Authority Revenue (St.
John's River Power Park)	5.000%	10/1/20 (14)	5,000	5,159

Jacksonville FL Electric Authority Water &
Sewer Revenue	5.000%	10/1/28	8,000	9,312
Jacksonville FL Electric Authority Water &
Sewer Revenue	5.000%	10/1/29	2,000	2,315
Jacksonville FL Electric Authority Water &
Sewer Revenue	5.000%	10/1/29	6,160	6,953
Jacksonville FL Electric Authority Water &
Sewer Revenue	4.000%	10/1/30	3,000	3,105
Jacksonville FL Electric Authority Water &
Sewer Revenue	5.000%	10/1/31	17,495	19,467
Jacksonville FL Sales Taxes Revenue	5.000%	10/1/23	5,415	6,137
Jacksonville FL Sales Taxes Revenue	5.000%	10/1/24	5,685	6,443
Jacksonville FL Sales Taxes Revenue	5.000%	10/1/25	5,970	6,748
Jacksonville FL Sales Taxes Revenue	4.750%	10/1/28	13,280	14,424
Jacksonville FL Special Revenue	5.000%	10/1/20	15,420	18,238
Jacksonville FL Special Revenue	5.000%	10/1/25	4,500	5,233
Jacksonville FL Special Revenue	5.000%	10/1/25	4,800	5,458
Jacksonville FL Special Revenue	5.000%	10/1/32	1,750	1,957
Lake County FL School Board COP	5.250%	6/1/15 (2)	4,075	4,244
Lake County FL School Board COP	5.250%	6/1/15 (2)	2,050	2,135
Lake County FL School Board COP	5.000%	6/1/28 (4)	1,500	1,704
Lake County FL School Board COP	5.000%	6/1/29 (4)	1,750	1,974
Lake County FL School Board COP	5.000%	6/1/30 (4)	3,000	3,369
Lakeland FL Educational Facilities Revenue
(Florida Southern College Project)	5.000%	9/1/31	500	523
Lee County FL Non-Ad Valorem Revenue	5.000%	10/1/22	1,750	2,052
Lee County FL Non-Ad Valorem Revenue	5.000%	10/1/23	2,750	3,226
Lee County FL Non-Ad Valorem Revenue	5.000%	10/1/24	3,000	3,534
Lee County FL Water & Sewer Revenue	5.250%	10/1/25	5,950	6,859
Lee Memorial Health System Florida Hospital
Revenue VRDO	0.080%	8/7/14 LOC	1,275	1,275
Manatee County FL Revenue	5.000%	10/1/22	1,255	1,510
Manatee County FL Revenue	5.000%	10/1/23	1,300	1,572
Manatee County FL Revenue	5.000%	10/1/25	1,325	1,572
Manatee County FL Revenue	5.000%	10/1/26	1,520	1,780
Manatee County FL Revenue	5.000%	10/1/27	1,580	1,837
Marco Island FL Utility System Revenue	5.250%	10/1/32	3,300	3,705
Marco Island FL Utility System Revenue	5.250%	10/1/33	2,000	2,241
Miami Beach FL Health Facilities Authority
Revenue (Mount Sinai Medical Center)	5.000%	11/15/20	1,250	1,418
Miami Beach FL Health Facilities Authority
Revenue (Mount Sinai Medical Center)	5.000%	11/15/21	2,000	2,270
Miami Beach FL Health Facilities Authority
Revenue (Mount Sinai Medical Center)	5.000%	11/15/22	3,000	3,384
Miami Beach FL Health Facilities Authority
Revenue (Mount Sinai Medical Center)	5.000%	11/15/23	2,250	2,502
Miami Beach FL Health Facilities Authority
Revenue (Mount Sinai Medical Center)	5.000%	11/15/29	1,325	1,419
1 Miami-County FL Transit Sales Surtax Revenue
TOB VRDO	0.100%	8/7/14	7,600	7,600
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/23	1,460	1,666
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/23 (12)	1,800	2,051
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/24	2,630	2,983

	Miami-Dade County FL Aviation Revenue
	(Miami International Airport)	5.750%	10/1/25	5,000	5,894
	Miami-Dade County FL Aviation Revenue
	(Miami International Airport)	5.000%	10/1/26	6,500	7,292
	Miami-Dade County FL Aviation Revenue
	(Miami International Airport)	5.000%	10/1/29	7,200	8,039
	Miami-Dade County FL Aviation Revenue
	(Miami International Airport)	5.000%	10/1/29 (12)	4,000	4,330
	Miami-Dade County FL Aviation Revenue
	(Miami International Airport)	5.000%	10/1/30	5,500	6,056
1	Miami-Dade County FL Aviation Revenue
	(Miami International Airport) TOB VRDO	0.070%	8/7/14 (13)	8,420	8,420
	Miami-Dade County FL Educational Facilities
	Authority Revenue (University of Miami)	5.000%	4/1/20 (2)	2,040	2,233
	Miami-Dade County FL Educational Facilities
	Authority Revenue (University of Miami)	5.000%	4/1/24 (2)	5,275	5,727
	Miami-Dade County FL Expressway Authority
	Toll System Revenue	5.000%	7/1/31	2,000	2,232
	Miami-Dade County FL Expressway Authority
	Toll System Revenue	5.000%	7/1/32	2,550	2,827
	Miami-Dade County FL Expressway Authority
	Toll System Revenue	5.000%	7/1/33	5,000	5,527
	Miami-Dade County FL School Board COP	5.000%	5/1/16 (ETM)	9,335	10,089
	Miami-Dade County FL School Board COP	5.000%	8/1/16 (2)	4,280	4,657
	Miami-Dade County FL School Board COP	5.000%	5/1/19 (14)	5,685	6,281
	Miami-Dade County FL School Board COP	5.000%	8/1/19 (2)	5,265	5,951
	Miami-Dade County FL School Board COP	5.000%	11/1/19 (2)	3,500	3,828
	Miami-Dade County FL School Board COP	5.000%	11/1/21 (2)	3,280	3,588
	Miami-Dade County FL School Board COP	5.000%	11/1/22 (2)	2,655	2,901
	Miami-Dade County FL School Board COP	5.250%	5/1/23 (12)	25,200	28,455
	Miami-Dade County FL School Board COP	5.000%	11/1/23 (2)	2,500	2,729
	Miami-Dade County FL School Board COP	5.250%	5/1/24 (12)	27,650	31,115
	Miami-Dade County FL School Board COP	5.250%	5/1/25 (12)	14,225	15,952
	Miami-Dade County FL School Board COP	5.000%	11/1/25 (2)	5,025	5,461
	Miami-Dade County FL School Board COP	5.250%	5/1/26 (12)	12,980	14,446
	Miami-Dade County FL School Board COP	5.250%	5/1/28 (12)	15,530	17,370
	Miami-Dade County FL School Board COP PUT	5.000%	5/1/16	10,000	10,751
1	Miami-Dade County FL School Board COP TOB
	PUT	0.570%	8/7/14 LOC	15,760	15,760
[1,2] Miami-Dade County FL School Board COP TOB
	PUT	0.570%	8/7/14 LOC	15,765	15,765
1	Miami-Dade County FL School Board COP TOB
	PUT	0.620%	8/7/14 LOC	12,690	12,690
1	Miami-Dade County FL School Board COP TOB
	PUT	0.560%	9/11/14 LOC	27,245	27,245
	Miami-Dade County FL Seaport Revenue	5.750%	10/1/30	2,300	2,652
	Miami-Dade County FL Seaport Revenue	5.750%	10/1/32	2,600	2,968
	Miami-Dade County FL Special Obligation
	Revenue	5.000%	10/1/24	2,000	2,289
	Miami-Dade County FL Special Obligation
	Revenue	5.000%	10/1/25	2,750	3,112
	Miami-Dade County FL Special Obligation
	Revenue	5.000%	10/1/26	11,340	12,744
	Miami-Dade County FL Special Obligation
	Revenue	5.000%	10/1/27	2,500	2,799
	Miami-Dade County FL Special Obligation
	Revenue	5.000%	10/1/28	8,840	9,841

Miami-Dade County FL Special Obligation
Revenue	0.000%	10/1/29	5,000	2,486
Miami-Dade County FL Special Obligation
Revenue	5.000%	10/1/29	10,000	11,064
Miami-Dade County FL Special Obligation
Revenue	5.000%	10/1/30	12,000	13,286
Miami-Dade County FL Special Obligation
Revenue	5.000%	10/1/30	4,000	4,429
Miami-Dade County FL Special Obligation
Revenue	0.000%	10/1/31	2,155	955
Miami-Dade County FL Special Obligation
Revenue	5.000%	10/1/31	13,500	14,856
Miami-Dade County FL Special Obligation
Revenue	0.000%	10/1/32	2,890	1,212
Miami-Dade County FL Special Obligation
Revenue	5.000%	10/1/32	11,550	12,668
1 Miami-Dade County FL Special Obligation
Revenue TOB VRDO	0.060%	8/1/14 LOC	4,939	4,939
Miami-Dade County FL Transit Sales Surtax
Revenue	5.000%	7/1/27	4,000	4,525
Miami-Dade County FL Transit Sales Surtax
Revenue	5.000%	7/1/28	2,060	2,314
Miami-Dade County FL Transit Sales Surtax
Revenue	5.000%	7/1/30	8,000	8,917
Miami-Dade County FL Transit Sales Surtax
Revenue	5.000%	7/1/31	6,250	6,930
Miami-Dade County FL Transit Sales Surtax
Revenue	5.000%	7/1/32	1,650	1,822
Miami-Dade County FL Water & Sewer Revenue	5.250%	10/1/21	20,000	23,717
Miami-Dade County FL Water & Sewer Revenue	5.000%	10/1/26 (14)	7,400	8,268
North Brevard County FL Hospital District
Revenue (Parrish Medical Center Project)	5.500%	10/1/28	5,000	5,394
North Broward FL Hospital District Revenue
VRDO	0.050%	8/7/14 LOC	39,900	39,900
Orange County FL Health Facilities Authority
Hospital Revenue (Orlando Health Inc.)	5.250%	10/1/21	8,000	9,017
Orange County FL School Board COP	5.000%	8/1/23 (14)	9,000	9,629
Orange County FL School Board COP	5.000%	8/1/24 (14)	4,000	4,271
Orange County FL School Board COP	4.500%	8/1/26	8,400	9,192
Orange County FL School Board COP	4.500%	8/1/27	7,000	7,440
Orange County FL Tourist Development
Revenue	5.000%	10/1/17	5,955	6,737
Orange County FL Tourist Development
Revenue	5.000%	10/1/18 (14)	18,980	21,320
Orange County FL Tourist Development
Revenue	5.000%	10/1/20 (14)	15,345	17,074
Orange County FL Tourist Development
Revenue	5.000%	10/1/21 (14)	16,605	18,405
Orange County FL Tourist Development
Revenue	5.000%	10/1/27 (2)	12,630	13,262
Orlando & Orange County FL Expressway
Authority Revenue	5.000%	7/1/27	7,780	8,739
Orlando & Orange County FL Expressway
Authority Revenue	5.000%	7/1/30	3,500	3,802
Orlando & Orange County FL Expressway
Authority Revenue	5.000%	7/1/31	23,030	25,563

Orlando & Orange County FL Expressway
Authority Revenue	5.000%	7/1/32	9,875	10,882
Orlando & Orange County FL Expressway
Authority Revenue	5.000%	7/1/35	5,000	5,359
Orlando FL Utility Commission Utility System
Revenue	5.250%	10/1/22	3,245	3,987
Orlando FL Utility Commission Utility System
Revenue	5.000%	10/1/23	4,000	4,876
Orlando FL Utility Commission Water & Electric
Revenue	5.250%	10/1/14 (ETM)	4,500	4,538
Osceola County FL Expressway System
Revenue (Poinciana Parkway Project)	0.000%	10/1/29	1,000	573
Osceola County FL Expressway System
Revenue (Poinciana Parkway Project)	0.000%	10/1/30	1,400	798
Osceola County FL Expressway System
Revenue (Poinciana Parkway Project)	0.000%	10/1/31	1,600	905
Osceola County FL Expressway System
Revenue (Poinciana Parkway Project)	0.000%	10/1/32	2,060	1,163
Osceola County FL Expressway System
Revenue (Poinciana Parkway Project)	0.000%	10/1/33	3,000	1,677
Palm Beach County FL School Board COP	5.000%	8/1/28	6,115	6,822
Palm Beach County FL School Board COP	5.000%	8/1/29	5,970	6,625
Palm Beach County FL School Board COP PUT	5.000%	8/1/16	6,000	6,515
Palm Beach County FL Solid Waste Authority
Revenue	5.000%	10/1/17	6,000	6,788
Palm Beach County FL Solid Waste Authority
Revenue	5.000%	10/1/18	6,000	6,934
Palm Beach County FL Solid Waste Authority
Revenue	5.500%	10/1/28	15,000	17,373
Pasco County FL School Board COP	5.000%	8/1/24	2,315	2,667
Port St. Lucie FL Utility Revenue	5.000%	9/1/29 (12)	4,180	4,655
Reedy Creek FL Improvement District GO	5.250%	6/1/32	9,600	10,766
Reedy Creek FL Improvement District GO	5.250%	6/1/33	10,000	11,198
Reedy Creek FL Improvement District Utilities
Revenue	5.000%	10/1/23	2,505	2,905
Sarasota County FL School Board COP	5.000%	7/1/18	2,185	2,501
Sarasota County FL School Board COP	5.000%	7/1/20	2,855	3,325
Sarasota County FL School Board COP	5.000%	7/1/23	5,380	6,131
Sarasota County FL School Board COP	5.000%	7/1/25	5,050	5,686
Seminole County FL School Board COP	5.000%	7/1/22 (4)	2,000	2,172
Seminole County FL Water & Sewer Revenue	5.000%	10/1/23	5,000	5,448
Seminole County FL Water & Sewer Revenue	5.000%	10/1/24	7,805	8,504
South Florida Water Management District COP	5.000%	10/1/14 (2)	9,460	9,532
South Florida Water Management District COP	5.000%	10/1/15 (2)	5,800	6,107
South Florida Water Management District COP	5.000%	10/1/16 (2)	3,000	3,279
South Florida Water Management District COP	5.000%	10/1/24 (2)	4,000	4,358
South Florida Water Management District COP	5.000%	10/1/25 (2)	8,000	8,707
1 South Florida Water Management District COP
TOB VRDO	0.070%	8/1/14	11,405	11,405
St. Johns County FL Development Authority
Revenue (Presbyterian Retirement
Communities Project)	5.750%	8/1/30	1,500	1,617
St. Lucie County FL School Board COP	5.000%	7/1/24	1,595	1,832
Sumter County FL Industrial Development
Authority Hospital Revenue (Central Florida
Health Alliance Project)	5.000%	7/1/24	500	548

Sumter County FL Industrial Development
Authority Hospital Revenue (Central Florida
Health Alliance Project)	5.000%	7/1/28	500	531
Sumter County FL Industrial Development
Authority Hospital Revenue (Central Florida
Health Alliance Project)	5.000%	7/1/29	500	529
Sumter County FL Industrial Development
Authority Hospital Revenue (Central Florida
Health Alliance Project)	5.125%	7/1/34	1,135	1,197
Sunshine State Governmental Financing
Commission Florida Revenue (Miami Dade
County Program)	5.000%	9/1/23	5,985	6,763
Sunshine State Governmental Financing
Commission Florida Revenue (Miami Dade
County Program)	5.125%	9/1/24	4,625	5,206
Sunshine State Governmental Financing
Commission Florida Revenue (Miami Dade
County Program)	5.000%	9/1/27	4,250	4,844
Sunshine State Governmental Financing
Commission Florida Revenue (Miami Dade
County Program)	5.000%	9/1/28	4,450	5,028
Tallahassee FL Energy System Revenue	5.250%	10/1/14 (4)	3,980	4,013
Tallahassee FL Health Facilities Revenue
(Tallahassee Memorial HealthCare Inc.
Project)	6.250%	12/1/20	10,000	10,041
Tampa Bay FL Water Utility System Revenue	6.000%	10/1/29 (14)	10,000	13,130
Tampa Bay FL Water Utility System Revenue	5.000%	10/1/32	2,305	2,636
Tampa FL Cigarette Tax Allocation Revenue (H.
Lee Moffitt Cancer Center Project)	5.000%	9/1/21	1,220	1,425
Tampa FL Cigarette Tax Allocation Revenue (H.
Lee Moffitt Cancer Center Project)	5.000%	9/1/23	1,400	1,611
Tampa FL Health System Revenue (Baycare
Health System)	5.000%	11/15/19	3,580	4,203
Tampa FL Health System Revenue (Baycare
Health System)	5.000%	11/15/21	18,420	21,279
Tampa FL Health System Revenue (Baycare
Health System)	5.000%	11/15/22	13,395	15,120
Tampa FL Health System Revenue (Baycare
Health System)	5.000%	11/15/33	14,686	15,967
Tampa FL Hospital Revenue	5.000%	7/1/21	1,000	1,147
Tampa FL Hospital Revenue	5.000%	7/1/22	1,075	1,232
Tampa FL Hospital Revenue	5.000%	7/1/24	1,000	1,123
Tampa FL Hospital Revenue	5.000%	7/1/25	1,935	2,154
Tampa FL Hospital Revenue	5.000%	7/1/26	1,500	1,659
Tampa FL Hospital Revenue	5.000%	7/1/27	1,000	1,099
Tampa-Hillsborough County FL Expressway
Authority Revenue	5.000%	7/1/15 (Prere.)	2,675	2,819
Tampa-Hillsborough County FL Expressway
Authority Revenue	5.000%	7/1/15 (Prere.)	5,000	5,270
Tampa-Hillsborough County FL Expressway
Authority Revenue	5.000%	7/1/15 (Prere.)	11,355	11,968
Tampa-Hillsborough County FL Expressway
Authority Revenue	5.000%	7/1/15 (Prere.)	13,470	14,198
Tampa-Hillsborough County FL Expressway
Authority Revenue	5.000%	7/1/15 (Prere.)	5,000	5,270
Tampa-Hillsborough County FL Expressway
Authority Revenue	5.000%	7/1/15 (Prere.)	15,100	15,916

Tampa-Hillsborough County FL Expressway
Authority Revenue	5.000%	7/1/15 (Prere.)	2,020	2,129
Tampa-Hillsborough County FL Expressway
Authority Revenue	5.000%	7/1/15 (Prere.)	9,450	9,960
Tohopekaliga FL Water Authority Utility System
Revenue	5.750%	10/1/29	2,300	2,822
Volusia County FL School Board COP	5.000%	8/1/21 (4)	3,495	3,650
Volusia County FL School Board COP	5.000%	8/1/23	1,000	1,175
Volusia County FL School Board COP	5.000%	8/1/24	500	587
Volusia County FL School Board COP	5.000%	8/1/25	1,675	1,948
Volusia County FL School Board COP	5.000%	8/1/27	1,800	2,062
Volusia County FL School Board COP	5.000%	8/1/28	1,650	1,871
Volusia County FL School Board COP	5.000%	8/1/29	2,350	2,647
Volusia County FL School Board COP	5.000%	8/1/30	3,880	4,343
Volusia County FL School Board COP	5.000%	8/1/31	2,350	2,612
Winter Park FL Water & Sewer Revenue	5.000%	12/1/29	1,975	2,236
				2,444,917
Georgia (2.4%)
Atlanta GA Airport Passenger Facility Charge
Revenue	5.000%	1/1/21	4,000	4,611
Atlanta GA Airport Passenger Facility Charge
Revenue	5.000%	1/1/22	10,000	11,511
Atlanta GA Airport Passenger Facility Charge
Revenue	5.000%	1/1/24	1,600	1,925
Atlanta GA Airport Passenger Facility Charge
Revenue	5.000%	1/1/28	3,000	3,444
Atlanta GA Airport Passenger Facility Charge
Revenue	5.000%	1/1/29	3,000	3,426
Atlanta GA Airport Passenger Facility Charge
Revenue	5.000%	1/1/30	5,000	5,683
Atlanta GA Airport Passenger Facility Charge
Revenue	5.000%	1/1/31	5,000	5,631
Atlanta GA Airport Passenger Facility Charge
Revenue	5.000%	1/1/32	5,500	6,166
Atlanta GA Airport Passenger Facility Charge
Revenue	5.000%	1/1/33	2,000	2,235
Atlanta GA Airport Passenger Facility Charge
Revenue	5.000%	1/1/34	2,000	2,222
Atlanta GA Airport Revenue	5.000%	1/1/21	2,000	2,307
Atlanta GA Airport Revenue	5.000%	1/1/22	2,300	2,612
Atlanta GA Airport Revenue	5.000%	1/1/24	1,000	1,193
Atlanta GA Airport Revenue	5.875%	1/1/24	3,145	3,856
Atlanta GA Airport Revenue	5.000%	1/1/26	1,600	1,832
Atlanta GA Airport Revenue	5.000%	1/1/27	1,390	1,581
Atlanta GA Airport Revenue	5.000%	1/1/31	2,500	2,820
Atlanta GA GO	5.250%	12/1/19 (12)	4,925	5,825
Atlanta GA GO	5.250%	12/1/20 (12)	3,280	3,869
Atlanta GA Water & Wastewater Revenue	5.500%	11/1/16 (4)	7,000	7,791
Atlanta GA Water & Wastewater Revenue	5.500%	11/1/17 (3)	5,400	6,223
Atlanta GA Water & Wastewater Revenue	5.500%	11/1/17 (4)	8,000	9,219
Atlanta GA Water & Wastewater Revenue	6.000%	11/1/21	1,000	1,230
Atlanta GA Water & Wastewater Revenue	5.500%	11/1/22 (4)	9,800	11,541
Atlanta GA Water & Wastewater Revenue	5.750%	11/1/25 (4)	6,500	8,107
Atlanta GA Water & Wastewater Revenue	5.750%	11/1/26 (4)	15,220	18,957
Atlanta GA Water & Wastewater Revenue	5.750%	11/1/27 (4)	5,585	6,975
2 Atlanta GA Water & Wastewater Revenue PUT	1.604%	11/1/18	21,685	22,098

Burke County GA Development Authority
Pollution Control Revenue (Georgia Power
Co. Plant Vogtle Project) PUT	1.750%	6/1/17	15,500	15,798
Carroll County GA School District GO	4.000%	4/1/15	1,300	1,333
Carroll County GA School District GO	5.000%	4/1/16	3,000	3,231
Cobb County GA Kennestone Hospital Authority
Revenue	6.250%	4/1/34 (2)	1,000	1,183
Cobb County GA Kennestone Hospital Authority
Revenue	5.500%	4/1/37 (2)	7,500	8,192
Dalton GA Development Authority Revenue
(Hamilton Health Care System)	5.000%	8/15/22	1,675	1,928
Dalton GA Development Authority Revenue
(Hamilton Health Care System)	5.000%	8/15/23	1,975	2,246
Dalton GA Development Authority Revenue
(Hamilton Health Care System)	5.000%	8/15/24	1,000	1,131
Dalton GA Development Authority Revenue
(Hamilton Health Care System)	5.000%	8/15/27	6,880	7,638
DeKalb County GA Private Hospital Authority
(Children's Healthcare of Atlanta Inc. Project)
RAN	5.000%	11/15/17	1,250	1,407
DeKalb County GA Private Hospital Authority
(Children's Healthcare of Atlanta Inc. Project)
RAN	5.000%	11/15/20	1,400	1,602
DeKalb County GA Water & Sewer Revenue	5.250%	10/1/23	1,410	1,679
DeKalb County GA Water & Sewer Revenue	5.250%	10/1/24	1,500	1,779
DeKalb County GA Water & Sewer Revenue	5.250%	10/1/31	2,225	2,529
DeKalb County GA Water & Sewer Revenue	5.250%	10/1/32	4,000	4,524
Fayette County GA Hospital Authority (Fayette
Community Hospital Project) RAN	5.250%	6/15/23	11,395	12,998
Fulton County GA Development Authority
Revenue (Piedmont Healthcare Inc. Project)	5.250%	6/15/23	6,110	6,970
Fulton County GA Water & Sewer Revenue	5.000%	1/1/33	10,000	11,240
Georgia GO	5.000%	10/1/14	18,385	18,535
Georgia GO	5.000%	7/1/15	28,875	30,168
Georgia GO	5.000%	7/1/15	15,000	15,672
Georgia GO	5.000%	9/1/15 (Prere.)	7,080	7,450
Georgia GO	5.000%	10/1/15	16,495	17,427
Georgia GO	5.000%	12/1/15	10,000	10,642
Georgia GO	5.000%	7/1/16	8,625	9,399
Georgia GO	5.000%	7/1/16	2,705	2,948
Georgia GO	5.000%	7/1/16	18,290	19,932
Georgia GO	5.000%	7/1/16	5,300	5,534
Georgia GO	5.000%	11/1/17	5,590	6,375
Georgia GO	5.000%	7/1/20	14,920	17,871
Georgia GO	5.000%	11/1/20	9,240	11,122
Georgia GO	5.000%	10/1/21	8,000	9,718
Georgia GO	5.000%	1/1/22	9,415	11,447
Georgia GO	5.000%	2/1/23	28,720	35,250
Georgia GO	5.000%	7/1/23	20,160	24,477
Georgia GO	5.000%	2/1/25	3,000	3,692
Georgia GO	5.000%	2/1/27	10,000	12,080
Georgia Municipal Electric Power Authority
Revenue	6.500%	1/1/17 (14)	6,045	6,476
Georgia Municipal Electric Power Authority
Revenue	5.000%	1/1/22	12,000	14,215
Georgia Municipal Electric Power Authority
Revenue	5.000%	1/1/24	4,000	4,725

Georgia Municipal Electric Power Authority
Revenue	5.000%	1/1/25	1,300	1,525
Georgia Road & Tollway Authority Revenue	5.000%	6/1/15	21,260	22,106
Georgia Road & Tollway Authority Revenue	5.000%	6/1/16	26,105	28,292
Georgia Road & Tollway Authority Revenue	5.000%	3/1/19	15,500	18,140
Georgia Road & Tollway Authority Revenue	5.000%	10/1/21	2,420	2,931
Gwinnett County GA Water & Sewer Authority
Revenue	5.000%	8/1/15	7,915	8,307
Macon-Bibb County GA Hospital Authority
Revenue (Medical Center of Central Georgia)	5.000%	8/1/22	1,430	1,629
Macon-Bibb County GA Hospital Authority
Revenue (Medical Center of Central Georgia)	5.000%	8/1/24	1,250	1,411
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.000%	3/15/15	6,380	6,552
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.000%	3/15/17	2,340	2,543
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.250%	9/15/19	30	34
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.000%	3/15/20	23,970	26,987
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.000%	3/15/21	6,765	7,620
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.000%	3/15/21	37,000	42,032
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.000%	3/15/22	10,720	12,085
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.500%	9/15/28	70	83
Metropolitan Atlanta GA Rapid Transportation
Authority Georgia Sales Tax Revenue	5.250%	7/1/26 (14)	4,800	5,875
Municipal Electric Authority Georgia Revenue	5.000%	4/1/17	3,980	4,452
Municipal Electric Authority Georgia Revenue	5.000%	4/1/19	3,160	3,699
Municipal Electric Authority Georgia Revenue	5.000%	1/1/20	15,000	17,670
Municipal Electric Authority Georgia Revenue	5.000%	11/1/23	14,605	16,908
Municipal Electric Authority Georgia Revenue	5.000%	11/1/24	11,650	13,487
Municipal Electric Authority Georgia Revenue
(General Resolution Projects)	5.250%	1/1/16	3,480	3,728
Municipal Electric Authority Georgia Revenue
(General Resolution Projects)	5.750%	1/1/19	51,440	60,485
Municipal Electric Authority Georgia Revenue
(Project One)	5.250%	1/1/16	6,580	7,049
Municipal Electric Authority Georgia Revenue
(Project One)	5.000%	1/1/21	7,600	9,027
Private Colleges & University Authority of
Georgia Revenue (Emory University)	5.000%	9/1/29	3,340	3,841
Richmond County GA Hospital Authority
(University Health Services Inc. Project) RAN	5.500%	1/1/24	17,500	19,297
Savannah GA Hospital Authority Revenue (St.
Joseph's/Candler Health System, Inc.)	5.500%	7/1/30	4,000	4,588
Savannah GA Hospital Authority Revenue (St.
Joseph's/Candler Health System, Inc.)	5.500%	7/1/31	4,000	4,539
				904,375
Guam (0.0%)
Guam International Airport Authority Revenue	5.000%	10/1/23	2,310	2,668

Hawaii (0.6%)
Hawaii Airports System Revenue	5.250%	7/1/30	16,975	19,134

Hawaii GO	5.000%	10/1/14 (Prere.)	7,000	7,056
Hawaii GO	5.000%	10/1/14 (Prere.)	5,000	5,040
Hawaii GO	5.000%	10/1/14 (Prere.)	3,000	3,024
Hawaii GO	5.000%	3/1/16 (Prere.)	4,515	4,850
Hawaii GO	5.000%	6/1/16	4,295	4,666
Hawaii GO	5.000%	11/1/16	8,275	9,141
Hawaii GO	5.000%	7/1/17 (2)	45,035	46,999
Hawaii GO	5.000%	12/1/18	9,250	10,819
Hawaii GO	5.000%	12/1/20	4,480	5,375
Hawaii GO	5.000%	11/1/22	11,155	13,563
Hawaii GO	5.000%	12/1/22	10,000	11,961
Hawaii GO	5.000%	11/1/24	22,305	26,538
Hawaii GO	5.000%	3/1/25 (4)	1,485	1,592
Hawaii GO	5.000%	11/1/25	7,500	8,855
3 Hawaii Highway Revenue	5.000%	1/1/32	1,790	2,078
3 Hawaii Highway Revenue	5.000%	1/1/33	2,065	2,384
Hawaii Pacific Health Revenue	5.625%	7/1/30	2,345	2,574
1 Honolulu HI City & County Board Water Supply
Water System Revenue TOB VRDO	0.060%	8/7/14 LOC	7,000	7,000
Honolulu HI City & County GO	5.000%	7/1/19 (4)	3,000	3,374
Honolulu HI City & County GO	5.000%	7/1/20 (4)	2,705	3,038
Honolulu HI City & County GO	5.000%	11/1/22	3,000	3,633
Honolulu HI City & County GO	5.000%	11/1/23	3,500	4,212
Honolulu HI City & County GO	5.000%	8/1/24	4,535	5,303
Honolulu HI City & County GO	5.000%	8/1/28	5,000	5,710
				217,919
Idaho (0.1%)
Idaho Bond Bank Authority Revenue	5.250%	9/15/24	2,000	2,309
Idaho Bond Bank Authority Revenue	5.250%	9/15/26	1,000	1,147
Idaho Building Authority Revenue (Prison
Facilities Project) VRDO	0.060%	8/7/14	17,345	17,345
Idaho Health Facilities Authority Revenue
(Trinity Health Group)	6.125%	12/1/28	12,050	14,005
Idaho Housing & Finance Association RAN	4.750%	7/15/19	5,000	5,763
				40,569
Illinois (7.5%)
Berwyn IL GO	5.000%	12/1/25 (4)	5,000	5,464
Chicago IL Board of Education GO	5.000%	12/1/16 (4)	2,435	2,652
Chicago IL Board of Education GO	0.000%	12/1/18 (14)	4,520	4,112
Chicago IL Board of Education GO	5.000%	12/1/18	2,500	2,765
Chicago IL Board of Education GO	5.000%	12/1/18 (4)	2,500	2,737
Chicago IL Board of Education GO	0.000%	12/1/19 (14)	5,610	4,906
Chicago IL Board of Education GO	5.000%	12/1/19	2,600	2,890
Chicago IL Board of Education GO	5.000%	12/1/19 (4)	6,130	6,710
Chicago IL Board of Education GO	5.000%	12/1/19 (12)	1,015	1,130
Chicago IL Board of Education GO	6.000%	1/1/20 (14)	6,300	7,070
Chicago IL Board of Education GO	5.000%	12/1/20 (4)	1,500	1,626
Chicago IL Board of Education GO	5.000%	12/1/20 (2)	20,100	21,584
Chicago IL Board of Education GO	5.000%	12/1/20	2,250	2,491
Chicago IL Board of Education GO	5.500%	12/1/21 (4)(2)	4,090	4,789
Chicago IL Board of Education GO	5.500%	12/1/22 (4)	9,625	11,276
Chicago IL Board of Education GO	5.000%	12/1/23 (4)	1,105	1,191
Chicago IL Board of Education GO	5.250%	12/1/24 (4)	1,840	2,027
Chicago IL Board of Education GO	5.250%	12/1/25	10,500	11,041
Chicago IL Board of Education GO	5.000%	12/1/26 (4)	12,640	13,545
Chicago IL Board of Education GO	0.000%	12/1/27 (14)	4,990	2,635

Chicago IL Board of Education GO	0.000%	12/1/28 (14)	22,500	11,101
Chicago IL Board of Education GO	0.000%	12/1/30 (14)	10,000	4,324
Chicago IL Board of Education GO	0.000%	12/1/31 (14)	4,500	1,824
Chicago IL Board of Education GO	0.000%	12/1/31 (14)	27,180	11,014
Chicago IL Board of Education GO	5.000%	12/1/33	20,000	20,243
Chicago IL Board of Education GO	5.000%	12/1/34	9,245	9,332
[1,2] Chicago IL Board of Education GO TOB PUT	0.690%	8/21/14 LOC	75,000	75,000
Chicago IL GO	5.250%	1/1/17 (14)	2,300	2,508
Chicago IL GO	5.500%	1/1/17 (4)	18,430	20,298
Chicago IL GO	5.000%	1/1/18 (4)	17,530	17,833
Chicago IL GO	5.000%	1/1/21 (14)	5,490	5,888
Chicago IL GO	5.000%	1/1/21 (4)	18,155	18,896
Chicago IL GO	0.000%	1/1/22	4,750	3,606
Chicago IL GO	0.000%	1/1/23	4,900	3,520
Chicago IL GO	5.000%	1/1/26 (4)	10,000	10,310
Chicago IL GO	5.000%	1/1/27 (14)	8,200	8,579
Chicago IL GO	5.000%	1/1/28 (14)	5,000	5,203
Chicago IL Metropolitan Water Reclamation
District GO	5.000%	12/1/30	35,000	39,112
Chicago IL Midway Airport Revenue	5.000%	1/1/23	2,500	2,926
Chicago IL Midway Airport Revenue	5.000%	1/1/24	3,400	3,978
Chicago IL Midway Airport Revenue	5.000%	1/1/26	6,040	6,856
Chicago IL Midway Airport Revenue	5.000%	1/1/32	10,000	10,975
Chicago IL Midway Airport Revenue	5.000%	1/1/33	10,000	10,951
Chicago IL Midway Airport Revenue	5.000%	1/1/34	6,700	7,276
Chicago IL Midway Airport Revenue	5.000%	1/1/35	2,200	2,377
Chicago IL Motor Fuel Tax Revenue	5.000%	1/1/23	1,200	1,363
Chicago IL Motor Fuel Tax Revenue	5.000%	1/1/28	1,000	1,086
Chicago IL Motor Fuel Tax Revenue	5.000%	1/1/29	1,000	1,078
Chicago IL Motor Fuel Tax Revenue	5.000%	1/1/30 (4)	1,000	1,086
Chicago IL Motor Fuel Tax Revenue	5.000%	1/1/31 (4)	1,095	1,184
Chicago IL O'Hare International Airport Revenue	5.250%	1/1/15 (14)	5,200	5,310
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/18 (4)	7,025	7,762
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/18	4,000	4,533
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/19 (4)	22,920	25,295
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/19 (4)	8,920	9,991
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/22 (4)	18,295	20,336
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/23 (4)	15,275	16,979
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/24	3,000	3,428
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/24 (4)	18,250	20,241
Chicago IL O'Hare International Airport Revenue	5.250%	1/1/24	1,250	1,435
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/25	7,410	8,378
Chicago IL O'Hare International Airport Revenue	5.500%	1/1/25	1,500	1,734
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/26	4,000	4,494
Chicago IL O'Hare International Airport Revenue	5.500%	1/1/26	1,000	1,142
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/27	3,560	3,970
Chicago IL O'Hare International Airport Revenue	5.500%	1/1/27	2,435	2,785
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/28	3,000	3,321
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/29	3,000	3,302
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/29 (4)	2,300	2,546
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/29 (14)	19,315	20,153
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/30	3,220	3,531
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/31	2,900	3,162
Chicago IL O'Hare International Airport Revenue	5.500%	1/1/31	13,495	15,132
Chicago IL O'Hare International Airport Revenue	5.500%	1/1/31	10,000	11,213
Chicago IL O'Hare International Airport Revenue	5.250%	1/1/33 (4)	1,000	1,098
Chicago IL Park District Harbor Facilities GO	5.000%	1/1/28	4,835	5,272

Chicago IL Park District Harbor Facilities GO	5.000%	1/1/29	5,170	5,606
Chicago IL Park District Harbor Facilities GO	5.000%	1/1/30	2,770	2,987
Chicago IL Transit Authority Capital Grant
Receipts Revenue	5.000%	6/1/15	6,060	6,286
Chicago IL Transit Authority Capital Grant
Receipts Revenue	5.000%	12/1/16 (Prere.)	2,455	2,719
Chicago IL Transit Authority Capital Grant
Receipts Revenue	5.000%	6/1/18 (2)	7,545	8,232
Chicago IL Transit Authority Capital Grant
Receipts Revenue	5.500%	6/1/18	7,435	8,472
Chicago IL Transit Authority Capital Grant
Receipts Revenue	5.000%	6/1/20	4,900	5,364
Chicago IL Transit Authority Capital Grant
Receipts Revenue	5.000%	6/1/20 (12)	3,185	3,534
Chicago IL Transit Authority Capital Grant
Receipts Revenue	5.250%	6/1/24 (12)	5,000	5,396
Chicago IL Transit Authority Capital Grant
Receipts Revenue	5.250%	6/1/25 (12)	11,000	11,833
Chicago IL Transit Authority Capital Grant
Receipts Revenue	5.250%	6/1/26 (12)	8,260	8,867
Chicago IL Transit Authority Capital Grant
Receipts Revenue	5.000%	6/1/27	31,170	33,693
Chicago IL Transit Authority Capital Grant
Receipts Revenue	5.000%	6/1/27	13,085	14,144
Chicago IL Transit Authority Capital Grant
Receipts Revenue	5.000%	6/1/28	30,225	32,465
Chicago IL Transit Authority Sales Tax Receipts
Revenue	5.000%	12/1/19	9,915	11,450
Chicago IL Transit Authority Sales Tax Receipts
Revenue	5.250%	12/1/30	10,000	11,048
Chicago IL Water Revenue	0.000%	11/1/14 (2)	7,460	7,453
Chicago IL Water Revenue	0.000%	11/1/15 (2)	7,555	7,487
Chicago IL Water Revenue	5.000%	11/1/19 (4)	17,565	19,910
Chicago IL Water Revenue	5.000%	11/1/23	1,670	1,916
Chicago IL Water Revenue	5.000%	11/1/24	1,500	1,689
Chicago IL Water Revenue	5.000%	11/1/25	2,000	2,223
Chicago IL Water Revenue	5.000%	11/1/26	2,000	2,208
Chicago IL Water Revenue	5.000%	11/1/28	5,000	5,462
Chicago IL Water Revenue	5.000%	11/1/30	3,590	3,879
Chicago IL Water Revenue	5.000%	11/1/31	3,000	3,218
Chicago IL Water Revenue	5.000%	11/1/32	3,000	3,209
Cook County IL Community College District GO	5.000%	3/1/19 (Prere.)	1,100	1,247
Cook County IL Community College District GO	5.000%	12/1/24	2,000	2,273
Cook County IL Community College District GO	5.250%	12/1/26	2,000	2,269
Cook County IL Community College District GO	5.250%	12/1/27	2,000	2,259
Cook County IL Community College District GO	5.250%	12/1/28	2,000	2,244
Cook County IL Forest Preservation District GO	5.000%	12/15/24	1,020	1,159
Cook County IL Forest Preservation District GO	5.000%	12/15/25	1,000	1,128
Cook County IL Forest Preservation District GO	5.000%	12/15/26	2,485	2,778
Cook County IL Forest Preservation District GO	5.000%	12/15/26	2,225	2,488
Cook County IL Forest Preservation District GO	5.000%	12/15/27	2,605	2,899
Cook County IL Forest Preservation District GO	5.000%	12/15/27	2,335	2,598
Cook County IL Forest Preservation District GO	5.000%	12/15/28	2,240	2,476
Cook County IL Forest Preservation District GO	5.000%	12/15/28	2,455	2,713
Cook County IL Forest Preservation District GO	5.000%	12/15/32	5,000	5,419
Cook County IL GO	5.000%	11/15/18	8,000	9,196
Cook County IL GO	5.000%	11/15/20	7,500	8,482

Cook County IL GO	5.000%	11/15/21	5,410	6,048
Cook County IL GO	5.250%	11/15/28	35,500	39,368
Cook County IL High School District No. 205
(Thornton Township) GO	5.000%	12/1/15 (12)	2,020	2,140
Cook County IL High School District No. 205
(Thornton Township) GO	5.500%	12/1/17 (12)	2,000	2,289
Du Page & Cook Counties IL Community
Consolidated School District GO	4.500%	1/1/21 (14)	4,900	5,280
Du Page & Cook Counties IL Community
Consolidated School District GO	5.000%	6/1/24	1,750	2,089
Du Page & Cook Counties IL Community
Consolidated School District GO	5.000%	6/1/25	1,820	2,153
Du Page & Cook Counties IL Community
Consolidated School District GO	5.000%	6/1/26	2,290	2,684
Du Page & Cook Counties IL Community
Consolidated School District GO	5.000%	6/1/27	2,000	2,335
Grundy & Will Counties IL Community Unified
School District GO	5.875%	2/1/23	2,315	2,697
Grundy & Will Counties IL Community Unified
School District GO	5.875%	2/1/25	2,720	3,153
Grundy & Will Counties IL Community Unified
School District GO	5.875%	2/1/26	3,060	3,547
Grundy & Will Counties IL Community Unified
School District GO	5.875%	8/1/28	6,520	7,502
Illinois Development Finance Authority Hospital
Revenue (Evanston Northwestern Healthcare
Corp.) VRDO	0.040%	8/1/14	6,900	6,900
Illinois Educational Facilities Authority Revenue
(ACI/Cultural Pooled Financing Program)
VRDO	0.060%	8/7/14 LOC	15,050	15,050
Illinois Educational Facilities Authority Revenue
(ACI/Cultural Pooled Financing Program)
VRDO	0.060%	8/7/14 LOC	18,800	18,800
Illinois Finance Authority Revenue (Advocate
Health Care Network)	5.000%	4/1/19	1,500	1,728
Illinois Finance Authority Revenue (Advocate
Health Care Network)	5.000%	4/1/20	2,000	2,284
Illinois Finance Authority Revenue (Advocate
Health Care Network)	5.000%	4/1/21	6,535	7,378
Illinois Finance Authority Revenue (Advocate
Health Care Network)	5.000%	4/1/22	10,000	11,215
Illinois Finance Authority Revenue (Advocate
Health Care Network)	6.125%	11/1/23	3,000	3,590
Illinois Finance Authority Revenue (Advocate
Health Care Network) PUT	5.000%	2/12/20	6,595	7,622
Illinois Finance Authority Revenue (Advocate
Health Care Network) VRDO	0.050%	8/7/14	31,000	31,000
Illinois Finance Authority Revenue (Art Institute
of Chicago)	5.000%	3/1/30	3,000	3,283
Illinois Finance Authority Revenue (Carle
Foundation)	5.625%	8/15/31	10,000	11,150
Illinois Finance Authority Revenue (Carle
Foundation) VRDO	0.060%	8/7/14 LOC	28,525	28,525
Illinois Finance Authority Revenue (Centegra
Health System)	5.000%	9/1/27	15,000	15,899
Illinois Finance Authority Revenue (Centegra
Health System)	5.000%	9/1/28	1,290	1,371

Illinois Finance Authority Revenue (Centegra
Health System)	5.000%	9/1/32	7,575	7,772
Illinois Finance Authority Revenue (Centegra
Health System)	5.000%	9/1/34	5,000	5,148
Illinois Finance Authority Revenue (Central
DuPage Health)	5.000%	11/1/27	18,725	20,843
Illinois Finance Authority Revenue (Central
DuPage Health)	5.125%	11/1/29	15,000	16,301
Illinois Finance Authority Revenue (Children's
Memorial Hospital)	5.500%	8/15/28	21,760	23,099
Illinois Finance Authority Revenue (Franciscan
Communities Inc.)	4.000%	5/15/23	1,000	988
Illinois Finance Authority Revenue (Franciscan
Communities Inc.)	4.750%	5/15/33	8,225	8,104
Illinois Finance Authority Revenue (Ingalls
Health System Obligated Group) VRDO	0.070%	8/7/14 LOC	17,000	17,000
Illinois Finance Authority Revenue (Loyola
University)	5.000%	7/1/25	8,750	9,743
Illinois Finance Authority Revenue (Loyola
University)	5.000%	7/1/26	3,595	3,976
Illinois Finance Authority Revenue (Loyola
University)	5.000%	7/1/27	1,495	1,646
Illinois Finance Authority Revenue (Loyola
University)	5.000%	7/1/28	1,570	1,713
Illinois Finance Authority Revenue (Loyola
University)	5.000%	7/1/29	1,650	1,789
Illinois Finance Authority Revenue (Loyola
University)	5.000%	7/1/30	1,730	1,868
Illinois Finance Authority Revenue (Loyola
University)	5.000%	7/1/31	1,815	1,949
Illinois Finance Authority Revenue (Loyola
University)	5.000%	7/1/32	1,905	2,038
Illinois Finance Authority Revenue (Memorial
Health System)	5.250%	4/1/29	12,670	13,482
Illinois Finance Authority Revenue
(Northwestern Community Hospital)	5.250%	7/1/28	8,500	9,218
Illinois Finance Authority Revenue
(Northwestern Community Hospital)	5.750%	8/15/30	9,000	10,299
Illinois Finance Authority Revenue
(Northwestern Memorial Hospital) VRDO	0.050%	8/7/14	40,935	40,935
1 Illinois Finance Authority Revenue
(Northwestern University) TOB VRDO	0.080%	8/1/14	1,605	1,605
Illinois Finance Authority Revenue
(Northwestern University) VRDN VRDO	0.060%	8/7/14	39,400	39,400
Illinois Finance Authority Revenue
(Northwestern University) VRDO	0.040%	8/7/14	24,400	24,400
Illinois Finance Authority Revenue (OSF
Healthcare System)	5.000%	5/15/22	2,000	2,291
Illinois Finance Authority Revenue (OSF
Healthcare System)	5.000%	5/15/23	3,750	4,220
Illinois Finance Authority Revenue (OSF
Healthcare System)	4.500%	5/15/24	5,000	5,287
Illinois Finance Authority Revenue (OSF
Healthcare System)	7.000%	11/15/29	10,000	12,032
Illinois Finance Authority Revenue (Palos
Community Hospital)	5.375%	5/15/30	24,070	26,721

Illinois Finance Authority Revenue (Rush
University Medical Center)	5.000%	11/1/23 (14)	5,000	5,285
Illinois Finance Authority Revenue (Rush
University Medical Center)	5.750%	11/1/28 (14)	3,000	3,297
Illinois Finance Authority Revenue (Rush
University Medical Center)	6.375%	11/1/29	7,000	7,985
Illinois Finance Authority Revenue (Silver Cross
& Medical Centers)	5.500%	8/15/30	8,000	8,367
Illinois Finance Authority Revenue (Southern
Illinois Healthcare)	5.250%	3/1/30 (4)	7,000	7,572
Illinois Finance Authority Revenue (University of
Chicago Medical Center)	5.000%	8/15/19	11,605	13,551
Illinois Finance Authority Revenue (University of
Chicago Medical Center)	5.000%	8/15/20	3,185	3,743
Illinois Finance Authority Revenue (University of
Chicago Medical Center)	5.000%	8/15/22	10,000	11,423
Illinois Finance Authority Revenue (University of
Chicago)	5.000%	10/1/22	2,000	2,349
Illinois Finance Authority Revenue (University of
Chicago)	5.000%	10/1/23	4,000	4,652
Illinois Finance Authority Revenue (University of
Chicago)	5.000%	10/1/24	5,195	5,999
Illinois Finance Authority Revenue (University of
Chicago)	5.000%	10/1/25	2,990	3,427
Illinois Finance Authority Revenue (University of
Chicago)	5.000%	10/1/26	3,500	3,980
Illinois Finance Authority Revenue (University of
Chicago)	5.000%	10/1/28	4,400	4,979
Illinois Finance Authority Revenue (University of
Chicago)	5.000%	10/1/29	4,250	4,786
Illinois Finance Authority Revenue (University of
Chicago)	5.000%	10/1/30	5,250	5,886
Illinois Finance Authority Revenue (University of
Chicago)	5.000%	10/1/31	5,300	5,914
Illinois Finance Authority Revenue (University of
Chicago)	5.000%	10/1/32	1,050	1,167
Illinois GO	5.250%	10/1/14	10,400	10,444
Illinois GO	5.000%	1/1/15	6,050	6,165
Illinois GO	5.000%	1/1/16	2,010	2,125
Illinois GO	5.000%	1/1/16	7,500	7,930
Illinois GO	5.000%	8/1/16	40,000	43,124
Illinois GO	5.000%	1/1/17	22,985	24,921
Illinois GO	5.000%	3/1/17	1,550	1,688
Illinois GO	5.000%	8/1/17	8,760	9,638
Illinois GO	5.000%	1/1/20 (4)	8,635	9,662
Illinois GO	5.000%	8/1/20	23,000	25,461
Illinois GO	5.000%	1/1/21 (4)	21,470	23,681
Illinois GO	5.250%	1/1/21	7,525	8,372
Illinois GO	5.000%	7/1/21	7,000	7,690
Illinois GO	5.000%	8/1/21	25,000	27,463
Illinois GO	5.000%	1/1/22	2,740	2,930
Illinois GO	5.000%	2/1/22	5,000	5,460
Illinois GO	5.000%	7/1/22	7,000	7,655
Illinois GO	5.000%	8/1/22 (4)	11,720	13,091
Illinois GO	5.000%	2/1/23	7,000	7,606
Illinois GO	5.000%	7/1/23	6,000	6,521
Illinois GO	5.000%	8/1/23	17,000	18,477

Illinois GO	5.000%	2/1/24	5,700	6,150
Illinois GO	5.500%	7/1/24	19,000	21,097
Illinois GO	5.000%	8/1/24	11,335	12,089
Illinois GO	5.000%	11/1/24 (2)	5,000	5,053
Illinois GO	5.000%	2/1/26	10,150	10,785
Illinois GO	5.000%	4/1/26 (2)	12,600	12,861
Illinois GO	5.000%	4/1/26 (4)	16,175	17,420
Illinois GO	5.000%	6/1/26	120	120
Illinois GO	5.000%	6/1/26	5,100	5,350
Illinois GO	5.500%	7/1/26	7,000	7,663
Illinois GO	5.000%	2/1/27	15,500	16,358
Illinois GO	5.500%	7/1/27	8,000	8,702
Illinois GO	5.000%	4/1/28 (4)	4,515	4,819
Illinois GO	5.250%	2/1/29	8,750	9,302
Illinois GO	5.250%	2/1/30	13,000	13,768
Illinois GO	5.250%	2/1/31	9,000	9,474
Illinois GO	5.250%	7/1/31	6,000	6,300
Illinois GO	5.000%	9/1/31	2,500	2,570
Illinois GO	5.000%	5/1/32	7,000	7,201
Illinois GO	5.000%	5/1/33	8,200	8,396
Illinois GO	5.500%	7/1/33 (4)	3,300	3,601
Illinois Regional Transportation Authority
Revenue	6.250%	7/1/22 (4)	5,000	6,333
Illinois Regional Transportation Authority
Revenue	6.000%	7/1/23 (14)	5,000	6,280
Illinois Regional Transportation Authority
Revenue	6.250%	7/1/23 (4)	11,475	14,632
Illinois Sales Tax Revenue	0.000%	12/15/16 (2)	5,000	4,792
Illinois Sales Tax Revenue	5.000%	6/15/18	12,000	13,814
Illinois Sales Tax Revenue	5.375%	6/15/18	9,860	11,398
Illinois Sales Tax Revenue	5.000%	6/15/19 (Prere.)	1,345	1,578
Illinois Sales Tax Revenue	5.000%	6/15/19	6,000	7,011
Illinois Sales Tax Revenue	5.000%	6/15/20	3,880	4,489
Illinois Sales Tax Revenue	5.375%	6/15/20	9,635	11,505
Illinois Sales Tax Revenue	5.000%	6/15/21	15,000	17,705
Illinois Sales Tax Revenue	5.000%	6/15/22	22,720	26,902
Illinois Sales Tax Revenue	5.000%	6/15/28 (14)	6,000	6,395
Illinois Toll Highway Authority Revenue	5.000%	7/1/15 (Prere.)	23,000	24,017
Illinois Toll Highway Authority Revenue	5.000%	12/1/22	12,700	15,226
Illinois Toll Highway Authority Revenue	5.000%	1/1/23 (4)	5,000	5,411
Illinois Toll Highway Authority Revenue	5.000%	1/1/24 (4)	20,000	21,582
Illinois Toll Highway Authority Revenue	5.000%	1/1/25 (4)	5,700	6,165
Illinois Toll Highway Authority Revenue	5.000%	1/1/27	1,250	1,436
Illinois Toll Highway Authority Revenue	5.000%	1/1/28	2,500	2,771
Illinois Toll Highway Authority Revenue	5.000%	1/1/28	1,250	1,420
Illinois Toll Highway Authority Revenue	5.000%	1/1/29	3,500	3,959
Illinois Toll Highway Authority Revenue	5.000%	1/1/30	3,745	4,207
Illinois Toll Highway Authority Revenue	5.000%	1/1/31	1,410	1,588
Illinois Toll Highway Authority Revenue	5.000%	1/1/31	8,000	8,917
Illinois Toll Highway Authority Revenue	5.000%	1/1/32	1,650	1,848
Illinois Toll Highway Authority Revenue	5.000%	1/1/32	9,000	9,984
Illinois Toll Highway Authority Revenue	5.000%	1/1/33	2,500	2,782
Illinois Toll Highway Authority Revenue	5.000%	1/1/33	9,000	9,921
Illinois Toll Highway Authority Revenue	5.000%	1/1/34	3,850	4,271
Illinois Toll Highway Authority Toll Highway
Revenue VRDO	0.060%	8/7/14 LOC	30,900	30,900

Illinois Unemployment Insurance Fund Building
Receipts Revenue	5.000%	6/15/16	15,000	16,300
Illinois Unemployment Insurance Fund Building
Receipts Revenue	4.000%	12/15/16	2,650	2,875
Illinois Unemployment Insurance Fund Building
Receipts Revenue	5.000%	12/15/16	5,490	6,087
Illinois Unemployment Insurance Fund Building
Receipts Revenue	5.000%	6/15/18	7,500	8,281
Illinois Unemployment Insurance Fund Building
Receipts Revenue	5.000%	6/15/19	14,350	14,934
Illinois Unemployment Insurance Fund Building
Receipts Revenue	5.000%	12/15/19	3,000	3,052
Lake County IL Community High School District
No. 127 GO	0.000%	2/1/19	5,000	4,622
Lake County IL Community High School District
No. 127 GO	0.000%	2/1/20	5,000	4,478
Lake County IL Community High School District
No. 127 GO	0.000%	2/1/22	5,690	4,698
McHenry & Kane Counties IL Community
Consolidated School District No. 158 GO	5.625%	1/15/31	3,500	4,058
McHenry & Kane Counties IL Community
Consolidated School District No. 158 GO	5.625%	1/15/32	4,000	4,622
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue	0.000%	12/15/15 (14)	13,000	12,856
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue	0.000%	12/15/16 (14)	11,330	11,036
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue	0.000%	6/15/19 (14)	38,440	34,488
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue	0.000%	12/15/21 (14)	6,000	4,737
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue	0.000%	12/15/23 (14)	32,515	23,513
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue	0.000%	12/15/23 (14)	21,000	15,186
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue	0.000%	12/15/24 (14)	23,795	16,259
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue	0.000%	12/15/25 (14)	29,785	19,336
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue	0.000%	6/15/26 (4)	10,725	6,674
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue	0.000%	6/15/27 (4)	6,400	3,726
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue	0.000%	12/15/29 (14)	30,000	15,343
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue (McCormick
Place Expansion Project)	5.000%	12/15/26	12,470	13,941
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue (McCormick
Place Expansion Project)	5.000%	12/15/28	40,685	45,087
Peoria IL Public Building Community School
District Revenue	0.000%	12/1/14 (12)	2,800	2,795
Peoria IL Public Building Community School
District Revenue	0.000%	12/1/15 (12)	2,800	2,767
Peoria IL Public Building Community School
District Revenue	0.000%	12/1/16 (12)	2,900	2,814

Railsplitter Tobacco Settlement Authority Illinois
Tobacco Settlement Revenue	5.000%	6/1/16	10,000	10,746
Railsplitter Tobacco Settlement Authority Illinois
Tobacco Settlement Revenue	5.000%	6/1/17	6,000	6,649
Railsplitter Tobacco Settlement Authority Illinois
Tobacco Settlement Revenue	5.000%	6/1/18	5,000	5,659
Railsplitter Tobacco Settlement Authority Illinois
Tobacco Settlement Revenue	5.500%	6/1/23	37,000	43,042
Railsplitter Tobacco Settlement Authority Illinois
Tobacco Settlement Revenue	6.000%	6/1/28	10,000	11,639
Southwestern IL Development Authority
Revenue (Local Government Program)	5.000%	4/15/30	10,000	10,700
Springfield IL Water Revenue	5.000%	3/1/29	2,525	2,829
Springfield IL Water Revenue	5.000%	3/1/30	2,000	2,225
Springfield IL Water Revenue	5.000%	3/1/31	2,785	3,075
Springfield IL Water Revenue	5.000%	3/1/32	3,035	3,353
University of Illinois Auxiliary Facilities System
Revenue	0.000%	4/1/16 (14)	15,270	15,027
University of Illinois Auxiliary Facilities System
Revenue	5.000%	4/1/21	3,430	3,944
University of Illinois Auxiliary Facilities System
Revenue	5.000%	4/1/22	6,015	6,836
University of Illinois Auxiliary Facilities System
Revenue	5.000%	4/1/29	2,075	2,343
University of Illinois Auxiliary Facilities System
Revenue	5.000%	4/1/30	2,000	2,241
University of Illinois Auxiliary Facilities System
Revenue	5.250%	4/1/30	5,000	5,454
University of Illinois Auxiliary Facilities System
Revenue	5.000%	4/1/31	2,420	2,688
University of Illinois Auxiliary Facilities System
Revenue	5.000%	4/1/33	2,000	2,204
University of Illinois Auxiliary Facilities System
Revenue	5.000%	4/1/34	2,000	2,194
Waubonsee IL Community College District No.
516 GO	5.000%	12/15/23	1,715	1,976
Waubonsee IL Community College District No.
516 GO	5.000%	12/15/24	7,950	9,099
Waubonsee IL Community College District No.
516 GO	5.000%	12/15/25	3,405	3,865
Will County IL Community High School District
No. 210 (Lincoln-Way) GO	5.000%	1/1/28	8,800	9,823
Will County IL Community High School District
No. 210 (Lincoln-Way) GO	5.000%	1/1/30	4,500	4,968
Will County IL Community High School District
No. 210 (Lincoln-Way) GO	0.000%	1/1/33	1,250	522
Winnebago & Boone Counties IL Rockford
School District No. 205 GO	0.000%	2/1/24	7,980	5,692
Winnebago & Boone Counties IL Rockford
School District No. 205 GO	0.000%	2/1/25	4,065	2,736
Winnebago & Boone Counties IL Rockford
School District No. 205 GO	0.000%	2/1/26	3,645	2,300
Winnebago & Boone Counties IL Rockford
School District No. 205 GO	0.000%	2/1/27	2,000	1,182
				2,824,596

Indiana (1.3%)
Decatur Township IN Multi-School Buildings
Corp. Revenue	5.000%	7/15/21 (4)	5,695	6,251
Franklin IN Community Multi-School Building
Corp. Revenue	5.000%	7/15/23 (4)	2,480	2,893
Hammond IN Multi-School Building Corp.
Mortgage Revenue	5.000%	1/15/15 (Prere.)	2,735	2,795
Hammond IN Multi-School Building Corp.
Mortgage Revenue	5.000%	1/15/15 (Prere.)	2,875	2,938
Indiana Bond Bank Special Program Gas
Revenue	5.250%	10/15/21	145	169
Indiana Finance Authority Facilities Revenue
(Miami Correctional Facility - Phase II)	5.000%	7/1/15 (ETM)	3,865	4,036
Indiana Finance Authority Facilities Revenue
(Miami Correctional Facility - Phase II)	5.000%	7/1/17 (ETM)	3,315	3,741
Indiana Finance Authority Facilities Revenue
(Miami Correctional Facility - Phase II)	5.000%	7/1/18 (ETM)	4,085	4,728
Indiana Finance Authority Health System
Revenue (Sisters of St. Francis Health
Services Inc. Obligated Group)	5.000%	11/1/18	5,000	5,744
Indiana Finance Authority Health System
Revenue (Sisters of St. Francis Health
Services Inc. Obligated Group)	5.000%	11/1/20	4,370	4,961
Indiana Finance Authority Health System
Revenue (Sisters of St. Francis Health
Services Inc. Obligated Group)	5.000%	11/1/23	3,570	4,042
Indiana Finance Authority Health System
Revenue (Sisters of St. Francis Health
Services Inc. Obligated Group)	5.250%	11/1/24	10,855	12,305
Indiana Finance Authority Health System
Revenue (Sisters of St. Francis Health
Services Inc. Obligated Group)	5.250%	11/1/25	13,895	15,812
Indiana Finance Authority Health System
Revenue (Sisters of St. Francis Health
Services Inc. Obligated Group)	5.250%	11/1/26	14,425	16,416
Indiana Finance Authority Health System
Revenue (Sisters of St. Francis Health
Services Inc. Obligated Group)	5.250%	11/1/27	8,615	9,804
Indiana Finance Authority Highway Revenue	4.500%	12/1/23 (14)	29,010	31,423
Indiana Finance Authority Hospital Revenue
(Community Health Network)	5.000%	5/1/22	1,295	1,506
Indiana Finance Authority Hospital Revenue
(Community Health Network)	5.000%	5/1/24	2,500	2,878
Indiana Finance Authority Hospital Revenue
(Community Health Network)	5.000%	5/1/25	2,500	2,841
Indiana Finance Authority Hospital Revenue
(Community Health Network)	5.000%	5/1/26	2,500	2,800
Indiana Finance Authority Hospital Revenue
(Community Health Network)	5.000%	5/1/27	2,500	2,778
Indiana Finance Authority Hospital Revenue
(Parkview Health System)	5.000%	5/1/29	3,000	3,307
Indiana Finance Authority Lease Revenue	5.000%	11/1/17	7,500	8,483
Indiana Finance Authority Revenue (Community
Foundation of Northwest Indiana Obligated
Group)	5.000%	3/1/21	1,225	1,393

Indiana Finance Authority Revenue (Community
Foundation of Northwest Indiana Obligated
Group)	5.000%	3/1/22	1,000	1,136
Indiana Finance Authority Revenue (Community
Foundation of Northwest Indiana Obligated
Group)	5.000%	3/1/24	2,000	2,226
Indiana Finance Authority Revenue (Community
Foundation of Northwest Indiana Obligated
Group)	5.000%	3/1/25	1,000	1,105
Indiana Finance Authority Revenue (Community
Foundation of Northwest Indiana Obligated
Group)	5.000%	3/1/30	3,250	3,514
Indiana Finance Authority Revenue (Lease
Appropriation) VRDO	0.060%	8/1/14	6,400	6,400
Indiana Finance Authority Revenue (Lease
Appropriation) VRDO	0.060%	8/1/14	50,300	50,300
Indiana Finance Authority Revenue (Lease
Appropriation) VRDO	0.060%	8/7/14	45,000	45,000
Indiana Finance Authority Revenue (State
Revolving Fund)	5.000%	2/1/32	9,150	10,462
Indiana Finance Authority Revenue (Trinity
Health)	5.000%	12/1/28	6,295	6,974
Indiana Finance Authority Wastewater Utility
Revenue (CWA Authority Project)	5.000%	10/1/29	5,000	5,642
Indiana Finance Authority Wastewater Utility
Revenue (CWA Authority Project)	5.000%	10/1/30	5,490	6,157
Indiana Finance Authority Wastewater Utility
Revenue (CWA Authority Project)	5.000%	10/1/31	3,325	3,696
Indiana Finance Authority Wastewater Utility
Revenue (CWA Authority Project)	5.250%	10/1/31	10,000	11,303
Indiana Health & Educational Facility Financing
Authority Hospital Revenue (Clarian Health
Obligated Group)	5.000%	2/15/24	2,000	2,123
Indiana Health & Educational Facility Financing
Authority Hospital Revenue (Clarian Health
Obligated Group)	5.000%	2/15/25	14,000	14,842
Indiana Health & Educational Facility Financing
Authority Hospital Revenue (Clarian Health
Obligated Group)	5.000%	2/15/26	18,475	19,558
1 Indiana Health & Educational Facility Financing
Authority Revenue (Ascension Health Credit
Group) TOB VRDO	0.080%	8/1/14	1,140	1,140
Indiana Health Facility Financing Authority
Revenue (Ascension Health Credit Group)
PUT	1.600%	2/1/17	9,000	9,168
Indiana Municipal Power Agency Revenue	5.625%	1/1/28	4,640	5,352
Indiana Municipal Power Agency Revenue	5.750%	1/1/29	2,000	2,316
Indiana Office Building Commission Facilities
Revenue (New Castle Correctional Facility)	5.250%	7/1/19 (14)	2,515	2,964
Indiana University Student Fee Revenue	5.000%	8/1/15	1,000	1,048
Indiana University Student Fee Revenue	5.000%	8/1/16	2,500	2,733
Indiana University Student Fee Revenue	5.000%	8/1/21	4,500	5,413
Indiana University Student Fee Revenue	5.000%	8/1/22	6,370	7,714
Indiana University Student Fee Revenue	5.000%	8/1/23	3,510	4,195
Indiana University Student Fee Revenue	5.000%	8/1/24	2,175	2,581
Indiana University Student Fee Revenue	5.000%	8/1/25	2,040	2,402
Indiana University Student Fee Revenue	5.000%	8/1/26	1,000	1,148

Indiana University Student Fee Revenue	5.000%	8/1/29	1,000	1,132
Indiana University Student Fee Revenue	5.000%	6/1/30	2,000	2,279
Indiana University Student Fee Revenue	5.000%	8/1/30	1,560	1,757
Indiana University Student Fee Revenue	5.000%	6/1/31	1,500	1,701
Indianapolis IN Gas Utility Revenue	5.000%	8/15/21 (4)	3,530	4,108
Indianapolis IN Gas Utility Revenue	5.000%	8/15/22 (4)	15,655	18,170
Indianapolis IN Local Public Improvement Bond
Bank Revenue	5.000%	1/15/19	3,000	3,466
Indianapolis IN Local Public Improvement Bond
Bank Revenue	5.000%	1/15/20	1,545	1,805
Indianapolis IN Local Public Improvement Bond
Bank Revenue	5.000%	2/1/20	5,000	5,717
Indianapolis IN Local Public Improvement Bond
Bank Revenue	5.000%	1/15/21	8,590	9,898
Indianapolis IN Local Public Improvement Bond
Bank Revenue	5.000%	1/15/22	7,000	7,973
Indianapolis IN Local Public Improvement Bond
Bank Revenue	5.000%	8/1/22	1,425	1,626
Indianapolis IN Local Public Improvement Bond
Bank Revenue	5.000%	8/1/23	1,895	2,162
Indianapolis IN Local Public Improvement Bond
Bank Revenue	5.000%	8/1/25	2,085	2,380
Indianapolis IN Local Public Improvement Bond
Bank Revenue	5.000%	8/1/26	1,985	2,265
Indianapolis IN Local Public Improvement Bond
Bank Revenue (Bank-Waterworks Project)	5.500%	1/1/29	10,000	11,354
Indianapolis IN Local Public Improvement Bond
Bank Revenue (PILOT Infrastructure Project)	5.000%	1/1/23 (4)	4,285	4,956
Indianapolis IN Local Public Improvement Bond
Bank Revenue (PILOT Infrastructure Project)	5.000%	1/1/25 (4)	3,535	4,073
Indianapolis IN Local Public Improvement Bond
Bank Revenue (Qualified Midwestern Disaster
Area)	5.500%	2/1/28	4,065	4,646
Indianapolis IN Local Public Improvement Bond
Bank Revenue (Qualified Midwestern Disaster
Area)	5.500%	2/1/29	4,370	4,978
Lake Central IN Multi-District School Building
Corp. Revenue	5.000%	7/15/25	4,330	4,989
Lake Central IN Multi-District School Building
Corp. Revenue	5.000%	7/15/26	4,835	5,516
Whiting IN Environmental Facilities Revenue
(BP Products North America Inc. Project)	5.000%	7/1/17	5,000	5,577
				505,184
Iowa (0.3%)
Ames IA Hospital Revenue (Mary Greeley
Medical Center)	5.500%	6/15/29	2,000	2,171
Ames IA Hospital Revenue (Mary Greeley
Medical Center)	5.625%	6/15/31	2,000	2,170
Iowa Finance Authority Health Facilities
Revenue (Iowa Health System)	5.250%	2/15/29 (12)	13,500	14,984
Iowa Finance Authority Health Facilities
Revenue (Iowa Health System)	5.250%	8/15/29 (12)	5,500	6,119
Iowa Finance Authority Midwestern Disaster
Area Revenue (Iowa Fertilizer Co. Project)	5.000%	12/1/19	6,900	7,254
Iowa Finance Authority Midwestern Disaster
Area Revenue (Iowa Fertilizer Co. Project)	5.500%	12/1/22	30,000	31,281

Iowa Special Obligation Revenue (Ijobs
Program)	5.000%	6/1/27	5,985	6,941
Iowa Special Obligation Revenue (Ijobs
Program)	5.000%	6/1/28	6,280	7,252
Iowa Special Obligation Revenue (Prison
Infrastructure)	5.000%	6/15/21	1,150	1,347
Iowa Special Obligation Revenue (Prison
Infrastructure)	5.000%	6/15/22	2,100	2,487
Iowa Special Obligation Revenue (Prison
Infrastructure)	5.000%	6/15/27	4,000	4,642
Iowa Student Loan Liquidity Corp. Revenue	5.000%	12/1/16	8,545	9,300
Iowa Student Loan Liquidity Corp. Revenue	5.250%	12/1/17	5,655	6,345
				102,293
Kansas (0.7%)
Burlington KS Environmental Improvement
Revenue (Kansas City Power & Light Co.
Project) VRDO	0.070%	8/7/14 LOC	23,400	23,400
Burlington KS Environmental Improvement
Revenue (Kansas City Power & Light Co.
Project) VRDO	0.070%	8/7/14 LOC	61,250	61,250
Cowley County KS Unified School District GO	4.750%	9/1/18 (Prere.)	380	427
Cowley County KS Unified School District GO	4.750%	9/1/18 (Prere.)	3,500	3,934
Cowley County KS Unified School District GO	4.750%	9/1/26 (4)	3,300	3,681
2 Kansas Department of Transportation Highway
Revenue	0.360%	9/1/15	6,750	6,764
Kansas Department of Transportation Highway
Revenue	5.000%	9/1/25	10,000	12,303
Kansas Department of Transportation Highway
Revenue	5.000%	9/1/26	13,300	16,194
Kansas Department of Transportation Highway
Revenue	5.000%	9/1/27	14,000	16,917
Kansas Department of Transportation Highway
Revenue	5.000%	9/1/28	11,000	13,224
Kansas Department of Transportation Highway
Revenue	5.000%	9/1/29	15,000	17,896
Kansas Department of Transportation Highway
Revenue VRDO	0.050%	8/7/14	9,700	9,700
Kansas Department of Transportation Highway
Revenue VRDO	0.050%	8/7/14	12,100	12,100
Kansas Development Finance Authority Health
Facilities Revenue (Kansas University Health
System)	5.375%	3/1/30	1,000	1,088
Kansas Development Finance Authority Health
Facilities Revenue (Kansas University Health
System)	5.000%	3/1/31	1,000	1,066
Kansas Development Finance Authority Health
Facilities Revenue (Kansas University Health
System)	5.000%	3/1/34	2,000	2,112
Kansas Development Finance Authority Hospital
Revenue (Adventist Health System/Sunbelt
Obligated Group)	5.000%	11/15/22	1,500	1,667
Kansas Development Finance Authority Hospital
Revenue (Adventist Health System/Sunbelt
Obligated Group)	5.000%	11/15/24	2,800	3,131
Kansas Development Finance Authority Hospital
Revenue (Adventist Health System/Sunbelt
Obligated Group)	5.000%	11/15/29	6,000	6,582

Kansas Development Finance Authority Hospital
Revenue (Adventist Health System/Sunbelt
Obligated Group)	5.500%	11/15/29	10,435	11,756
Kansas Development Finance Authority
Revenue (Kansas Department of Commerce
Impact Program)	5.000%	6/1/19	6,730	7,844
Kansas Development Finance Authority
Revenue (Kansas Department of Commerce
Impact Program)	5.000%	6/1/20	7,070	8,338
Kansas Development Finance Authority
Revenue (Sisters of Charity of Leavenworth
Health System)	5.250%	1/1/25	7,500	8,510
Leavenworth County KS Unified School District
GO	4.500%	3/1/18 (12)	1,030	1,156
Leavenworth County KS Unified School District
GO	4.500%	3/1/19 (12)	1,000	1,137
Leavenworth County KS Unified School District
GO	4.500%	9/1/19 (12)	600	687
Leavenworth County KS Unified School District
GO	4.500%	3/1/20 (12)	1,115	1,264
Leavenworth County KS Unified School District
GO	4.750%	3/1/21 (12)	1,165	1,328
Leavenworth County KS Unified School District
GO	4.750%	9/1/21 (12)	1,265	1,442
Leavenworth County KS Unified School District
GO	5.000%	3/1/22 (12)	1,060	1,228
Leavenworth County KS Unified School District
GO	5.000%	9/1/22 (12)	1,360	1,576
University of Kansas Hospital Authority Health
Facilities Improvement Revenue	5.000%	9/1/18	1,000	1,086
University of Kansas Hospital Authority Health
Facilities Improvement Revenue	5.000%	9/1/19	1,500	1,628
University of Kansas Hospital Authority Health
Facilities Improvement Revenue	5.000%	9/1/20	1,500	1,626
University of Kansas Hospital Authority Health
Facilities Improvement Revenue	5.000%	9/1/21	1,500	1,626
University of Kansas Hospital Authority Health
Facilities Improvement Revenue	5.000%	9/1/24	5,055	5,443
University of Kansas Hospital Authority Health
Facilities Improvement Revenue	5.000%	9/1/26	4,300	4,621
Wichita KS Hospital Facilities Revenue (Via
Christi Health System Inc.)	5.000%	11/15/16 (ETM)	1,000	1,106
Wyandotte County/Kansas City KS Unified
Government Utility System Revenue	5.000%	9/1/22	750	887
Wyandotte County/Kansas City KS Unified
Government Utility System Revenue	5.000%	9/1/23	1,500	1,771
				279,496
Kentucky (0.6%)
Kentucky Asset/Liability Commission Agency
Fund Revenue (Federal Highway Trust)	5.250%	9/1/18 (14)	5,000	5,810
Kentucky Asset/Liability Commission Agency
Fund Revenue (Federal Highway Trust)	5.000%	9/1/21	14,000	16,290
Kentucky Asset/Liability Commission Agency
Fund Revenue (Federal Highway Trust)	5.000%	9/1/22	7,000	8,051
Kentucky Economic Development Finance
Authority Medical Center Revenue (King's
Daughters Medical Center Project)	5.000%	2/1/18	1,840	2,044

Kentucky Economic Development Finance
Authority Medical Center Revenue (King's
Daughters Medical Center Project)	5.000%	2/1/19	1,475	1,652
Kentucky Economic Development Finance
Authority Medical Center Revenue (King's
Daughters Medical Center Project)	5.000%	2/1/20	1,125	1,264
Kentucky Economic Development Finance
Authority Medical Center Revenue (King's
Daughters Medical Center Project)	5.000%	2/1/21	2,000	2,201
Kentucky Property & Building Commission
Revenue	5.250%	10/1/15 (4)	1,500	1,587
Kentucky Property & Building Commission
Revenue	5.000%	10/1/17	1,170	1,323
Kentucky Property & Building Commission
Revenue	5.000%	11/1/17	8,570	9,730
Kentucky Property & Building Commission
Revenue	5.500%	8/1/19 (2)	6,870	8,184
Kentucky Property & Building Commission
Revenue	5.000%	10/1/19 (2)	5,000	5,850
Kentucky Property & Building Commission
Revenue	5.500%	8/1/20 (2)	4,320	5,205
Kentucky Property & Building Commission
Revenue	5.000%	11/1/20	4,500	5,175
Kentucky Property & Building Commission
Revenue	5.000%	8/1/21	35,000	40,769
Kentucky Property & Building Commission
Revenue	5.250%	2/1/23 (12)	6,215	7,116
Kentucky Property & Building Commission
Revenue	5.000%	11/1/23 (4)	5,120	5,844
Kentucky Property & Building Commission
Revenue	5.000%	11/1/24 (4)	5,000	5,707
Kentucky Property & Building Commission
Revenue	5.250%	2/1/25 (12)	4,995	5,682
Kentucky Public Transportation Infrastructure
Authority Toll Revenue (Downtown Crossing
Project) BAN	0.000%	7/1/20	1,700	1,384
Kentucky Public Transportation Infrastructure
Authority Toll Revenue (Downtown Crossing
Project) BAN	0.000%	7/1/23	1,420	971
Kentucky Turnpike Authority Economic
Development Road Revenue (Revitalization
Project)	5.000%	7/1/22	1,000	1,200
Kentucky Turnpike Authority Economic
Development Road Revenue (Revitalization
Project)	5.000%	7/1/23	9,890	11,175
Kentucky Turnpike Authority Economic
Development Road Revenue (Revitalization
Project)	5.000%	7/1/24	1,450	1,763
Kentucky Turnpike Authority Economic
Development Road Revenue (Revitalization
Project)	5.000%	7/1/24	7,065	7,963
Kentucky Turnpike Authority Economic
Development Road Revenue (Revitalization
Project)	5.000%	7/1/25	7,000	7,870
Kentucky Turnpike Authority Economic
Development Road Revenue (Revitalization
Project)	5.000%	7/1/29	3,905	4,525

Kentucky Turnpike Authority Economic
Development Road Revenue (Revitalization
Project)	5.000%	7/1/31	5,210	5,972
Louisville & Jefferson County KY Metropolitan
Government Pollution Control Revenue
(Louisville Gas & Electric Co. Project) PUT	1.650%	4/3/17	14,500	14,749
Louisville & Jefferson County KY Metropolitan
Government Revenue (Catholic Health
Initiatives)	5.000%	12/1/30	14,775	16,133
Louisville & Jefferson County KY Metropolitan
Government Revenue (Catholic Health
Initiatives)	5.000%	12/1/31	9,000	9,763
Warren County KY Hospital Revenue (Bowling
Green-Warren County Community Hospital
Corp. Project)	5.000%	4/1/20	1,180	1,339
Warren County KY Hospital Revenue (Bowling
Green-Warren County Community Hospital
Corp. Project)	5.000%	4/1/28	4,000	4,436
				228,727
Louisiana (1.4%)
East Baton Rouge Parish LA Sales Tax
Revenue	5.000%	8/1/23 (12)	5,165	5,973
Ernest N. Morial - New Orleans Exhibition Hall
Authority Special Tax Revenue	5.000%	7/15/27	2,800	3,075
Jefferson Parish LA Environmental Facilities &
Community Development Authority Revenue	5.000%	4/1/17	1,000	1,105
Jefferson Parish LA Environmental Facilities &
Community Development Authority Revenue	5.000%	4/1/18	1,000	1,130
Jefferson Parish LA Environmental Facilities &
Community Development Authority Revenue	5.000%	4/1/19	1,030	1,181
Jefferson Parish LA Environmental Facilities &
Community Development Authority Revenue	5.000%	4/1/20	1,000	1,132
Jefferson Parish LA Environmental Facilities &
Community Development Authority Revenue	5.000%	4/1/21	1,000	1,117
Louisiana Citizens Property Insurance Corp.
Assessment Revenue	5.000%	6/1/18 (2)	14,470	15,555
Louisiana Citizens Property Insurance Corp.
Assessment Revenue	5.000%	6/1/21 (2)	20,000	21,412
Louisiana Citizens Property Insurance Corp.
Assessment Revenue	5.000%	6/1/22 (2)	13,660	14,597
Louisiana Citizens Property Insurance Corp.
Assessment Revenue	5.000%	6/1/23 (2)	10,000	10,667
Louisiana Gasoline & Fuel Tax Revenue	5.250%	5/1/15 (Prere.)	6,200	6,436
3 Louisiana Gasoline & Fuel Tax Revenue	5.000%	5/1/31	20,665	23,965
3 Louisiana Gasoline & Fuel Tax Revenue	5.000%	5/1/32	10,000	11,533
3 Louisiana Gasoline & Fuel Tax Revenue	5.000%	5/1/33	5,905	6,773
3 Louisiana Gasoline & Fuel Tax Revenue	5.000%	5/1/34	4,000	4,566
3 Louisiana Gasoline & Fuel Tax Revenue	5.000%	5/1/35	7,095	8,055
2 Louisiana Gasoline & Fuel Tax Revenue PUT	0.656%	5/1/18	31,500	31,575
Louisiana GO	5.000%	8/1/14 (14)	22,880	22,880
Louisiana GO	5.000%	8/1/15 (14)	2,500	2,622
Louisiana GO	5.000%	5/1/16 (Prere.)	25,210	27,273
Louisiana GO	5.000%	5/1/16 (Prere.)	9,765	10,564
Louisiana GO	5.000%	5/1/16 (Prere.)	26,665	28,848
Louisiana GO	5.000%	11/15/17	10,000	11,415
Louisiana GO	5.000%	11/15/17	17,040	19,451

Louisiana Local Government Environmental
Facilities & Community Development Authority
Revenue (East Baton Rouge Sewerage
Commission Projects)	5.000%	2/1/29	1,525	1,740
Louisiana Local Government Environmental
Facilities & Community Development Authority
Revenue (East Baton Rouge Sewerage
Commission Projects)	5.000%	2/1/31	3,140	3,512
Louisiana Local Government Environmental
Facilities & Community Development Authority
Revenue (East Baton Rouge Sewerage
Commission Projects)	5.000%	2/1/33	3,500	3,871
Louisiana Local Government Environmental
Facilities & Community Development Authority
Revenue (East Baton Rouge Sewerage
Commission Projects)	5.000%	2/1/34	2,550	2,811
Louisiana Local Government Environmental
Facilities & Community Development Authority
Revenue (LCTCS Facilities Corp. Project)	5.000%	10/1/22	2,790	3,173
Louisiana Local Government Environmental
Facilities & Community Development Authority
Revenue (LCTCS Facilities Corp. Project)	5.000%	10/1/24	11,000	12,309
Louisiana Local Government Environmental
Facilities & Community Development Authority
Revenue (LCTCS Facilities Corp. Project)	5.000%	10/1/25	2,000	2,227
Louisiana Local Government Environmental
Facilities & Community Development Authority
Revenue (Plaquemines Project)	5.000%	9/1/26 (4)	1,700	1,906
Louisiana Local Government Environmental
Facilities & Community Development Authority
Revenue (Plaquemines Project)	5.000%	9/1/28 (4)	1,875	2,077
Louisiana Local Government Environmental
Facilities & Community Development Authority
Revenue (Plaquemines Project)	5.000%	9/1/31 (4)	1,420	1,549
Louisiana Local Government Environmental
Facilities & Community Development Authority
Revenue (Women's Hospital Foundation
Project)	5.625%	10/1/30	15,905	17,468
Louisiana Office Facilities Corp. Lease Revenue
(Capitol Complex Project)	5.000%	5/1/17	5,300	5,894
Louisiana Office Facilities Corp. Lease Revenue
(Capitol Complex Project)	5.000%	5/1/19	4,495	5,193
Louisiana Public Facilities Authority Hospital
Revenue (Franciscan Missionaries of Our
Lady Health System Project) VRDO	0.050%	8/7/14 LOC	9,915	9,915
Louisiana Public Facilities Authority Revenue
(Loyola University)	5.250%	10/1/29	4,000	4,491
Louisiana Public Facilities Authority Revenue
(Loyola University)	5.250%	10/1/30	4,930	5,509
Louisiana Public Facilities Authority Revenue
(Loyola University)	5.250%	10/1/31	2,485	2,763
Louisiana Public Facilities Authority Revenue
(Ochsner Clinic Foundation Project)	5.000%	5/15/15	4,055	4,176
Louisiana Public Facilities Authority Revenue
(Ochsner Clinic Foundation Project)	5.000%	5/15/17	1,520	1,653
Louisiana Public Facilities Authority Revenue
(Ochsner Clinic Foundation Project)	5.250%	5/15/27	15,165	15,896

Louisiana Stadium & Exposition District
Revenue	5.000%	7/1/23	1,585	1,850
Louisiana Stadium & Exposition District
Revenue	5.000%	7/1/24	2,125	2,441
Louisiana Stadium & Exposition District
Revenue	5.000%	7/1/25	5,445	6,189
Louisiana Stadium & Exposition District
Revenue	5.000%	7/1/26	5,000	5,640
Louisiana Stadium & Exposition District
Revenue	5.000%	7/1/27	3,770	4,227
Louisiana State University Revenue	5.000%	7/1/29	3,180	3,571
Louisiana State University Revenue	5.000%	7/1/30	1,000	1,115
Louisiana State University Revenue	5.000%	7/1/32	2,765	3,049
New Orleans LA Aviation Board Revenue	4.500%	1/1/16 (12)	4,535	4,781
New Orleans LA Aviation Board Revenue	4.500%	1/1/16 (12)	1,860	1,961
New Orleans LA Aviation Board Revenue	4.500%	1/1/17 (12)	1,540	1,671
New Orleans LA Aviation Board Revenue	4.500%	1/1/17 (12)	1,955	2,121
New Orleans LA Aviation Board Revenue	5.000%	1/1/18 (12)	2,200	2,469
New Orleans LA Aviation Board Revenue	5.000%	1/1/18 (12)	2,440	2,738
New Orleans LA GO	5.000%	12/1/23	2,250	2,506
New Orleans LA GO	5.000%	12/1/24	2,500	2,788
New Orleans LA GO	5.000%	12/1/25	2,500	2,759
New Orleans LA GO	5.000%	12/1/26 (4)	3,770	4,206
New Orleans LA GO	5.000%	12/1/27 (4)	2,260	2,507
New Orleans LA GO	5.000%	12/1/28 (4)	2,310	2,548
New Orleans LA GO	5.125%	12/1/33 (17)	10,000	10,523
New Orleans LA Water Revenue	5.000%	12/1/23	1,000	1,152
New Orleans LA Water Revenue	5.000%	12/1/24	550	632
New Orleans LA Water Revenue	5.000%	12/1/28	1,200	1,326
New Orleans LA Water Revenue	5.000%	12/1/29	1,000	1,097
New Orleans LA Water Revenue	5.000%	12/1/34	2,600	2,804
St. Charles Parish LA Gulf Opportunity Zone
Revenue (Valero Energy Corp.) PUT	4.000%	6/1/22	18,135	19,189
Tobacco Settlement Financing Corp. Louisiana
Revenue	5.250%	5/15/31	10,000	10,730
Tobacco Settlement Financing Corp. Louisiana
Revenue	5.250%	5/15/32	12,365	13,143
Tobacco Settlement Financing Corp. Louisiana
Revenue	5.250%	5/15/33	5,000	5,291
				528,057
Maine (0.0%)
Maine GO	5.000%	6/1/16	3,770	4,096
Portland ME Airport Revenue	5.000%	1/1/21 (4)	1,000	1,133
Portland ME Airport Revenue	5.000%	1/1/22 (4)	1,000	1,120
Portland ME Airport Revenue	5.000%	1/1/23 (4)	1,000	1,118
Portland ME Airport Revenue	5.000%	1/1/24 (4)	1,610	1,772
Portland ME Airport Revenue	5.000%	1/1/25 (4)	1,000	1,093
Portland ME Airport Revenue	5.000%	1/1/26 (4)	1,720	1,870
Portland ME Airport Revenue	5.000%	1/1/28 (4)	1,200	1,291
Portland ME Airport Revenue	5.000%	1/1/29 (4)	1,265	1,362
				14,855
Maryland (1.3%)
Baltimore MD Consolidated Public Improvement
GO	5.000%	10/15/14 (Prere.)	1,365	1,379
Baltimore MD Consolidated Public Improvement
GO	5.000%	10/15/14 (Prere.)	2,185	2,207

Baltimore MD Project Revenue	5.000%	7/1/26	1,585	1,819
Baltimore MD Project Revenue	5.000%	7/1/26	1,250	1,435
Baltimore MD Project Revenue	5.000%	7/1/27	1,745	1,992
Baltimore MD Project Revenue	5.000%	7/1/28	1,570	1,785
Baltimore MD Project Revenue	5.000%	7/1/28	1,905	2,166
Baltimore MD Project Revenue	5.000%	7/1/29	2,075	2,349
Baltimore MD Project Revenue	5.000%	7/1/30	1,905	2,145
Baltimore MD Project Revenue	5.000%	7/1/30	3,255	3,665
Baltimore MD Project Revenue	5.000%	7/1/31	2,000	2,243
Howard County MD GO	5.000%	8/15/20	14,125	16,905
Howard County MD GO	5.000%	8/15/21	14,440	17,463
Howard County MD GO	5.000%	8/15/24	4,500	5,325
Maryland Department of Transportation
Revenue	5.000%	6/1/15	1,825	1,899
Maryland Economic Development Corp.
Pollution Control Revenue (Potomac Electric
Power Co.)	6.200%	9/1/22	6,000	7,151
Maryland GO	5.000%	8/1/15 (Prere.)	15,260	15,994
Maryland GO	5.000%	8/1/15	3,225	3,382
Maryland GO	5.000%	8/1/15	19,620	20,576
Maryland GO	5.000%	3/1/16	2,900	3,118
Maryland GO	5.000%	8/1/16	10,000	10,934
Maryland GO	5.000%	8/1/16	1,100	1,203
Maryland GO	5.000%	8/1/16	1,010	1,104
Maryland GO	4.000%	8/15/16	3,025	3,251
Maryland GO	5.000%	3/1/17	3,440	3,840
Maryland GO	5.000%	8/1/17	20,000	22,637
Maryland GO	5.000%	3/15/18	20,000	22,986
Maryland GO	4.500%	8/1/18	35,465	40,469
Maryland GO	5.000%	3/15/19	15,935	18,681
Maryland GO	5.000%	8/1/19	5,015	5,926
Maryland GO	5.000%	3/1/22	32,550	39,655
Maryland GO	5.000%	3/1/23	37,360	44,983
Maryland GO	5.000%	8/1/23	46,695	57,644
Maryland Health & Higher Educational Facilities
Authority Revenue (Anne Arundel Health
System)	5.000%	7/1/21	800	928
Maryland Health & Higher Educational Facilities
Authority Revenue (Anne Arundel Health
System)	5.000%	7/1/23	900	1,033
Maryland Health & Higher Educational Facilities
Authority Revenue (Johns Hopkins Health
System Obligated Group) PUT	5.000%	5/15/15	3,500	3,637
Maryland Health & Higher Educational Facilities
Authority Revenue (Maryland Institute College
of Art)	5.000%	6/1/29	1,000	1,094
Maryland Health & Higher Educational Facilities
Authority Revenue (MedStar Health, Inc.)	5.000%	8/15/31	7,080	7,652
Maryland Health & Higher Educational Facilities
Authority Revenue (MedStar Health, Inc.)	5.000%	8/15/32	6,630	7,144
Maryland Health & Higher Educational Facilities
Authority Revenue (MedStar Health, Inc.)	5.000%	8/15/33	5,000	5,376
Maryland Health & Higher Educational Facilities
Authority Revenue (University of Maryland
Medical System)	5.000%	7/1/16	3,895	4,227

Maryland Health & Higher Educational Facilities
Authority Revenue (University of Maryland
Medical System)	5.000%	7/1/17	3,000	3,358
Maryland Health & Higher Educational Facilities
Authority Revenue (University of Maryland
Medical System)	5.000%	7/1/18	2,500	2,836
Maryland Health & Higher Educational Facilities
Authority Revenue (University of Maryland
Medical System)	5.250%	7/1/19	1,700	1,916
Maryland Health & Higher Educational Facilities
Authority Revenue (University of Maryland
Medical System)	4.500%	7/1/20	1,500	1,634
Maryland Health & Higher Educational Facilities
Authority Revenue (University of Maryland
Medical System)	5.250%	7/1/21	2,000	2,226
Maryland Health & Higher Educational Facilities
Authority Revenue (University of Maryland
Medical System)	4.750%	7/1/23	900	963
Maryland Health & Higher Educational Facilities
Authority Revenue (University of Maryland
Medical System)	5.500%	7/1/24 (2)	3,800	4,288
Maryland Health & Higher Educational Facilities
Authority Revenue (University of Maryland
Medical System)	5.250%	7/1/28 (2)	9,000	10,005
Maryland Transportation Authority GAN	5.000%	3/1/16	2,500	2,684
Maryland Transportation Authority GAN	5.250%	3/1/16	4,000	4,311
Maryland Transportation Authority GAN	5.250%	3/1/20	8,085	9,492
Montgomery County MD GO	5.000%	7/1/15	15,000	15,672
Montgomery County MD GO	5.000%	7/1/16	1,500	1,635
Montgomery County MD GO	5.000%	7/1/17	3,460	3,906
Montgomery County MD GO	5.000%	7/1/21	2,275	2,756
Prince Georges County MD GO	5.000%	8/1/21	13,745	16,665
Prince Georges County MD GO	5.000%	9/15/21	4,975	6,040
				509,789
Massachusetts (3.8%)
Boston MA GO	5.000%	4/1/16	3,410	3,679
Boston MA GO	5.000%	8/1/17	5,035	5,699
Boston MA GO	5.000%	2/1/22	4,235	5,154
Boston MA GO	5.000%	2/1/23	4,760	5,724
Massachusetts Bay Transportation Authority
Assessment Revenue	5.000%	7/1/19	15,000	17,698
Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.000%	7/1/24	5,000	6,163
1 Massachusetts Bay Transportation Authority
Sales Tax Revenue TOB VRDO	0.210%	8/7/14	40,925	40,925
Massachusetts Bay Transportation Authority
Sales Tax Revenue VRDO	0.070%	8/7/14	7,100	7,100
Massachusetts College Building Authority
Revenue	5.000%	5/1/28	1,290	1,498
Massachusetts College Building Authority
Revenue	5.125%	5/1/28	1,420	1,617
Massachusetts College Building Authority
Revenue	5.000%	5/1/29	2,905	3,332
Massachusetts College Building Authority
Revenue	5.250%	5/1/29	2,250	2,577
Massachusetts College Building Authority
Revenue	5.000%	5/1/30	4,820	5,496

Massachusetts College Building Authority
Revenue	5.000%	5/1/31	6,040	6,856
Massachusetts Department of Transportation
Metropolitan Highway System Revenue	5.000%	1/1/20	2,610	3,069
Massachusetts Department of Transportation
Metropolitan Highway System Revenue	5.000%	1/1/23	14,750	16,583
Massachusetts Department of Transportation
Metropolitan Highway System Revenue	5.000%	1/1/26	13,625	15,021
Massachusetts Development Finance Agency
Revenue (Berklee College of Music)	5.000%	10/1/29	3,110	3,426
Massachusetts Development Finance Agency
Revenue (Berklee College of Music)	5.000%	10/1/31	1,200	1,304
Massachusetts Development Finance Agency
Revenue (Berkshire Health System)	5.000%	10/1/20	1,205	1,366
Massachusetts Development Finance Agency
Revenue (Berkshire Health System)	5.000%	10/1/21	1,760	2,009
Massachusetts Development Finance Agency
Revenue (Berkshire Health System)	5.000%	10/1/22	2,125	2,391
Massachusetts Development Finance Agency
Revenue (Berkshire Health System)	5.000%	10/1/23	2,235	2,487
Massachusetts Development Finance Agency
Revenue (Berkshire Health System)	5.000%	10/1/24	1,500	1,662
Massachusetts Development Finance Agency
Revenue (Berkshire Health System)	5.000%	10/1/25	1,600	1,759
Massachusetts Development Finance Agency
Revenue (Berkshire Health System)	5.000%	10/1/26	1,100	1,202
Massachusetts Development Finance Agency
Revenue (Berkshire Health System)	5.000%	10/1/27	1,165	1,266
Massachusetts Development Finance Agency
Revenue (Boston College)	5.000%	7/1/29	9,500	10,627
Massachusetts Development Finance Agency
Revenue (Draper Laboratory)	5.750%	9/1/25	6,765	7,908
Massachusetts Development Finance Agency
Revenue (Emerson College)	5.500%	1/1/30	15,000	16,306
Massachusetts Development Finance Agency
Revenue (UMass Memorial Medical Center)	5.125%	7/1/26	2,690	2,811
Massachusetts Educational Financing Authority
Education Loan Revenue	5.500%	1/1/22	3,500	3,993
Massachusetts GO	5.500%	11/1/14 (14)	3,000	3,041
Massachusetts GO	5.500%	12/1/14 (4)	1,000	1,018
Massachusetts GO	5.000%	1/1/15	1,500	1,531
2 Massachusetts GO	0.460%	2/1/15	7,500	7,502
Massachusetts GO	5.000%	8/1/15	11,745	12,318
Massachusetts GO	5.250%	8/1/15	5,000	5,256
2 Massachusetts GO	0.510%	9/1/15	6,500	6,513
Massachusetts GO	5.000%	9/1/15	14,360	15,117
2 Massachusetts GO	0.350%	2/1/16	40,060	40,059
Massachusetts GO	5.250%	8/1/16	5,615	6,167
2 Massachusetts GO	0.580%	9/1/16	2,000	2,007
Massachusetts GO	5.000%	9/1/16	7,710	8,457
Massachusetts GO	5.500%	11/1/16 (ETM)	24,500	27,333
Massachusetts GO	5.500%	11/1/16 (ETM)	73,000	81,440
Massachusetts GO	5.500%	11/1/16 (ETM)	50,000	55,781
Massachusetts GO	5.000%	8/1/17	24,060	27,169
Massachusetts GO	5.500%	11/1/17	10,000	11,545
Massachusetts GO	5.500%	11/1/17 (14)	20,100	23,206
Massachusetts GO	5.500%	11/1/17 (4)	7,000	8,082

Massachusetts GO	5.500%	8/1/18 (14)	5,000	5,891
Massachusetts GO	5.500%	10/1/18	9,500	11,247
Massachusetts GO	5.500%	10/1/20 (14)	11,065	13,576
Massachusetts GO	5.250%	8/1/21	20,870	25,508
Massachusetts GO	5.250%	8/1/21 (2)	4,445	5,433
Massachusetts GO	5.000%	8/1/25	20,000	23,639
Massachusetts GO	5.000%	4/1/27	18,000	21,012
Massachusetts GO	5.000%	4/1/29	26,675	30,570
1 Massachusetts GO TOB VRDO	0.080%	8/1/14	2,000	2,000
Massachusetts GO VRDO	0.070%	8/1/14	23,285	23,285
Massachusetts Health & Educational Facilities
Authority Revenue (Baystate Medical Center)
VRDO	0.040%	8/1/14 LOC	4,000	4,000
Massachusetts Health & Educational Facilities
Authority Revenue (Boston College)	5.500%	6/1/30	5,000	6,298
Massachusetts Health & Educational Facilities
Authority Revenue (Boston Medical Center)	5.000%	7/1/28	18,000	18,732
Massachusetts Health & Educational Facilities
Authority Revenue (Caregroup)	5.375%	7/1/23	3,380	3,820
Massachusetts Health & Educational Facilities
Authority Revenue (Caregroup)	5.375%	7/1/24	5,500	6,194
Massachusetts Health & Educational Facilities
Authority Revenue (Caregroup)	5.375%	7/1/25	3,500	3,925
Massachusetts Health & Educational Facilities
Authority Revenue (Children's Hospital)
VRDO	0.050%	8/1/14 LOC	13,600	13,600
Massachusetts Health & Educational Facilities
Authority Revenue (Harvard University)	6.250%	4/1/20	1,685	2,123
1 Massachusetts Health & Educational Facilities
Authority Revenue (Harvard University) TOB
VRDO	0.060%	8/1/14	3,500	3,500
Massachusetts Health & Educational Facilities
Authority Revenue (MIT) VRDO	0.050%	8/7/14	27,800	27,800
Massachusetts Health & Educational Facilities
Authority Revenue (Museum of Fine Arts)
VRDO	0.050%	8/1/14	6,000	6,000
Massachusetts Health & Educational Facilities
Authority Revenue (Northeastern University)	5.000%	10/1/20	3,740	4,406
Massachusetts Health & Educational Facilities
Authority Revenue (Northeastern University)	5.000%	10/1/25	1,460	1,655
Massachusetts Health & Educational Facilities
Authority Revenue (Northeastern University)	5.000%	10/1/26	2,000	2,260
Massachusetts Health & Educational Facilities
Authority Revenue (Northeastern University)	5.000%	10/1/28	1,155	1,283
Massachusetts Health & Educational Facilities
Authority Revenue (Partners Healthcare
System) VRDO	0.050%	8/7/14	37,200	37,200
Massachusetts Health & Educational Facilities
Authority Revenue (Suffolk University)	6.250%	7/1/30	5,000	5,865
Massachusetts Health & Educational Facilities
Authority Revenue (Tufts University) VRDO	0.040%	8/1/14	500	500
Massachusetts Health & Educational Facilities
Authority Revenue (Tufts University) VRDO	0.040%	8/1/14	7,800	7,800
Massachusetts Health & Educational Facilities
Authority Revenue (UMass Memorial Medical
Center)	5.250%	7/1/25	6,815	6,949
Massachusetts Port Authority Revenue	5.000%	7/1/29	8,345	9,482

Massachusetts Port Authority Revenue	5.000%	7/1/31	3,000	3,453
Massachusetts Port Authority Revenue	5.000%	7/1/31	3,680	4,137
Massachusetts Port Authority Revenue	5.000%	7/1/32	3,500	4,003
Massachusetts Port Authority Revenue	5.000%	7/1/33	4,005	4,562
Massachusetts Port Authority Revenue	5.000%	7/1/34	1,470	1,666
Massachusetts Port Authority Revenue	5.000%	7/1/35	2,500	2,823
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/15 (Prere.)	3,015	3,166
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/15 (Prere.)	3,880	4,075
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/15 (Prere.)	4,815	5,057
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/15 (Prere.)	41,095	43,159
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/15 (Prere.)	6,800	7,141
4 Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/15 (Prere.)	23,255	24,423
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/15 (4)	10,000	10,503
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/24	20,000	24,155
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/27	5,000	5,914
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/28	32,750	38,222
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/30 (4)	1,105	1,153
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	5/15/32	6,400	7,297
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	10/15/32	8,010	9,072
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	5/15/33	7,610	8,633
Massachusetts Special Obligation Dedicated
Tax Revenue	5.250%	1/1/19 (14)	5,125	5,939
Massachusetts Special Obligation Dedicated
Tax Revenue	5.500%	1/1/26 (3)	29,860	36,193
Massachusetts Special Obligation Dedicated
Tax Revenue	5.500%	1/1/28 (14)	11,075	13,497
Massachusetts Special Obligation Revenue	5.000%	12/15/14	15,805	16,093
Massachusetts Special Obligation Revenue	5.000%	6/15/15	10,000	10,423
Massachusetts Water Pollution Abatement Trust
Revenue	5.250%	2/1/21	5,955	7,244
Massachusetts Water Pollution Abatement Trust
Revenue	5.000%	8/1/23	16,430	20,207
Massachusetts Water Pollution Abatement Trust
Revenue	5.000%	8/1/24	7,665	9,495
Massachusetts Water Resources Authority
Revenue	6.500%	7/15/19 (ETM)	27,280	31,104
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/19	21,580	25,442
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/28	2,350	2,729
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/30	3,500	4,027

Massachusetts Water Resources Authority
Revenue	5.000%	8/1/30	5,000	5,681
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/31	2,000	2,292
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/31	5,000	5,657
1 Massachusetts Water Resources Authority
Revenue TOB VRDO	0.260%	8/7/14 LOC	38,085	38,085
Massachusetts Water Resources Authority
Revenue VRDO	0.070%	8/7/14	45,300	45,300
Metropolitan Boston MA Transit Parking Corp.
Revenue	5.000%	7/1/26	3,000	3,472
Metropolitan Boston MA Transit Parking Corp.
Revenue	5.000%	7/1/27	3,440	3,970
Metropolitan Boston MA Transit Parking Corp.
Revenue	5.000%	7/1/28	5,100	5,768
Metropolitan Boston MA Transit Parking Corp.
Revenue	5.000%	7/1/29	11,580	12,954
Metropolitan Boston MA Transit Parking Corp.
Revenue	5.000%	7/1/30	11,000	12,272
Metropolitan Boston MA Transit Parking Corp.
Revenue	5.000%	7/1/31	11,575	12,837
University of Massachusetts Building Authority
Revenue	5.000%	11/1/15 (Prere.)	25,625	27,171
				1,458,269
Michigan (2.6%)
Birmingham MI City School District GO	4.000%	5/1/24	1,000	1,125
Birmingham MI City School District GO	4.000%	5/1/25	1,465	1,630
Dearborn MI School District GO	5.000%	5/1/26	3,755	4,349
Dearborn MI School District GO	5.000%	5/1/27	3,650	4,194
Dearborn MI School District GO	5.000%	5/1/28	3,635	4,136
Dearborn MI School District GO	5.000%	5/1/30	4,000	4,487
Dearborn MI School District GO	5.000%	5/1/32	3,150	3,497
Detroit MI GO	5.000%	4/1/15 (12)	7,970	7,974
Detroit MI GO	5.000%	4/1/16 (12)	3,440	3,458
Detroit MI GO	5.000%	4/1/17 (12)	3,580	3,591
Detroit MI Sewage Disposal System Revenue	5.125%	7/1/15 (Prere.)	12,000	12,536
Detroit MI Sewage Disposal System Revenue	0.000%	7/1/16 (14)	7,500	6,765
Detroit MI Sewage Disposal System Revenue	5.250%	7/1/22 (14)	5,735	5,784
Detroit MI Sewage Disposal System Revenue	7.000%	7/1/27 (4)	8,300	9,008
Detroit MI Water Supply System Revenue	5.000%	7/1/19 (14)	5,000	5,032
Detroit MI Water Supply System Revenue	5.000%	7/1/20 (14)	7,665	7,715
Detroit MI Water Supply System Revenue	5.000%	7/1/20 (4)	8,535	8,580
Detroit MI Water Supply System Revenue	5.000%	7/1/22 (14)	4,000	4,019
Detroit MI Water Supply System Revenue	5.000%	7/1/23 (14)	4,000	4,017
Detroit MI Water Supply System Revenue	5.000%	7/1/24 (4)	26,825	26,921
Detroit MI Water Supply System Revenue	5.000%	7/1/25 (4)	4,000	4,012
Detroit/Wayne County MI Stadium Authority
Revenue	5.000%	10/1/19 (4)	1,300	1,445
Detroit/Wayne County MI Stadium Authority
Revenue	5.000%	10/1/20 (4)	1,500	1,668
Detroit/Wayne County MI Stadium Authority
Revenue	5.000%	10/1/21 (4)	1,100	1,220
Detroit/Wayne County MI Stadium Authority
Revenue	5.000%	10/1/22 (4)	1,000	1,111
Jackson County MI Hospital Finance Authority
Hospital Revenue (Allegiance Health)	5.000%	6/1/17	2,420	2,640

Kalamazoo MI Hospital Financing Authority
Hospital Revenue (Bronson Methodist
Hospital)	5.000%	5/15/30	18,370	19,204
Karegnondi Water Authority Michigan Water
Supply System Revenue (Karegnondi Water
Pipeline)	5.000%	11/1/22	1,000	1,154
Karegnondi Water Authority Michigan Water
Supply System Revenue (Karegnondi Water
Pipeline)	5.000%	11/1/23	1,000	1,158
Karegnondi Water Authority Michigan Water
Supply System Revenue (Karegnondi Water
Pipeline)	5.000%	11/1/25	3,250	3,680
Karegnondi Water Authority Michigan Water
Supply System Revenue (Karegnondi Water
Pipeline)	5.250%	11/1/29	5,325	5,984
Karegnondi Water Authority Michigan Water
Supply System Revenue (Karegnondi Water
Pipeline)	5.250%	11/1/30	1,750	1,961
Karegnondi Water Authority Michigan Water
Supply System Revenue (Karegnondi Water
Pipeline)	5.250%	11/1/31	4,750	5,283
Karegnondi Water Authority Michigan Water
Supply System Revenue (Karegnondi Water
Pipeline)	5.250%	11/1/32	5,000	5,536
Karegnondi Water Authority Michigan Water
Supply System Revenue (Karegnondi Water
Pipeline)	5.250%	11/1/34	1,500	1,646
Karegnondi Water Authority Michigan Water
Supply System Revenue (Karegnondi Water
Pipeline)	5.250%	11/1/35	8,730	9,559
Kent Hospital MI Finance Authority Revenue
(Spectrum Health) PUT	5.500%	1/15/15	11,500	11,774
Kent Hospital MI Finance Authority Revenue
(Spectrum Health) VRDO	0.050%	8/7/14	44,735	44,735
Michigan Building Authority Revenue	5.000%	10/15/18	12,575	14,512
Michigan Building Authority Revenue	5.000%	10/15/19	8,315	9,705
Michigan Building Authority Revenue	5.000%	10/15/24	2,500	2,843
Michigan Building Authority Revenue	5.000%	10/15/24	3,000	3,411
Michigan Building Authority Revenue	5.000%	10/15/25	5,920	6,706
Michigan Building Authority Revenue	5.000%	10/15/29	9,625	10,656
Michigan Finance Authority Revenue (Sparrow
Obligated Group)	5.000%	11/15/23	830	936
Michigan Finance Authority Revenue (Sparrow
Obligated Group)	5.000%	11/15/24	425	471
Michigan Finance Authority Revenue (Sparrow
Obligated Group)	5.000%	11/15/25	1,190	1,310
Michigan Finance Authority Revenue (Sparrow
Obligated Group)	5.000%	11/15/26	400	438
Michigan Finance Authority Revenue (State
Clean Water Revolving Fund)	5.000%	10/1/32	1,500	1,698
Michigan Finance Authority Revenue
(Unemployment Obligation Assessment)	5.000%	7/1/17	65,000	73,256
Michigan Finance Authority Revenue
(Unemployment Obligation Assessment)	5.000%	7/1/18	50,500	58,323
Michigan Finance Authority Revenue
(Unemployment Obligation Assessment)	5.000%	7/1/19	39,000	45,770

Michigan Finance Authority Revenue
(Unemployment Obligation Assessment)	5.000%	1/1/22	7,735	8,710
Michigan Finance Authority Revenue
(Unemployment Obligation Assessment)	5.000%	7/1/22	8,500	9,223
Michigan Finance Authority Revenue
(Unemployment Obligation Assessment)	5.000%	7/1/23	6,180	6,205
Michigan GO	5.000%	5/1/17	33,880	37,894
Michigan GO	5.250%	9/15/25 (4)	10,810	12,197
Michigan GO	5.250%	9/15/26 (4)	12,805	14,426
Michigan Higher Education Facilities Authority
Revenue (Albion College Project) VRDO	0.060%	8/7/14 LOC	29,195	29,195
Michigan Hospital Finance Authority Revenue
(Ascension Health Credit Group) PUT	1.500%	3/15/17	45,000	45,726
Michigan Hospital Finance Authority Revenue
(Henry Ford Health System)	5.250%	11/15/24	5,000	5,481
Michigan Hospital Finance Authority Revenue
(Henry Ford Health System)	5.625%	11/15/29	15,775	17,508
Michigan Hospital Finance Authority Revenue
(Holland Community Hospital) VRDO	0.070%	8/7/14 LOC	6,010	6,010
Michigan Hospital Finance Authority Revenue
(McLaren Health Care)	5.000%	6/1/27	2,000	2,227
Michigan Hospital Finance Authority Revenue
(McLaren Health Care)	5.000%	6/1/28	2,600	2,888
Michigan Hospital Finance Authority Revenue
(MidMichigan Obligated Group)	5.125%	6/1/19	2,500	2,752
Michigan Hospital Finance Authority Revenue
(MidMichigan Obligated Group)	5.625%	6/1/24	5,000	5,432
Michigan Hospital Finance Authority Revenue
(MidMichigan Obligated Group)	6.000%	6/1/29	4,000	4,503
Michigan Hospital Finance Authority Revenue
(Sparrow Obligated Group)	5.000%	11/15/26 (14)	13,015	13,403
Michigan Hospital Finance Authority Revenue
(Trinity Health)	5.000%	12/1/27	8,000	8,863
Michigan Hospital Finance Authority Revenue
(Trinity Health) PUT	6.000%	12/1/17	3,950	4,599
Michigan Municipal Bond Authority Revenue
(State Clean Water Revolving Fund)	5.000%	10/1/22	4,000	4,728
Michigan State University Board of Trustees
General Revenue VRDO	0.060%	8/7/14	7,225	7,225
Michigan Strategic Fund Limited Obligation
Revenue (Detroit Edison Co. Project) PUT	2.125%	9/1/16	9,350	9,549
Michigan Strategic Fund Limited Obligation
Revenue (Facility for Rare Isotope Beams
Project at Michigan State University)	5.000%	3/1/23	1,250	1,489
Michigan Strategic Fund Limited Obligation
Revenue (Facility for Rare Isotope Beams
Project at Michigan State University)	5.000%	3/1/24	1,500	1,791
Michigan Strategic Fund Limited Obligation
Revenue (Facility for Rare Isotope Beams
Project at Michigan State University)	5.000%	3/1/25	1,250	1,476
Michigan Strategic Fund Limited Obligation
Revenue (Facility for Rare Isotope Beams
Project at Michigan State University)	5.000%	3/1/26	2,000	2,335
Michigan Strategic Fund Limited Obligation
Revenue (Facility for Rare Isotope Beams
Project at Michigan State University)	5.000%	3/1/27	1,700	1,960

Michigan Strategic Fund Limited Obligation
Revenue (Facility for Rare Isotope Beams
Project at Michigan State University)	5.000%	3/1/28	1,250	1,429
Michigan Strategic Fund Limited Obligation
Revenue (Facility for Rare Isotope Beams
Project at Michigan State University)	5.000%	3/1/29	2,500	2,842
Monroe County MI Economic Development
Corp. Revenue (Detroit Edison Co. Project)	6.950%	9/1/22 (14)	27,000	34,455
Oakland County MI Economic Development
Corp. Revenue (Cranbrook Educational
Community Project) VRDO	0.070%	8/7/14 LOC	18,200	18,200
Royal Oak MI Hospital Finance Authority
Hospital Revenue (William Beaumont
Hospital)	8.000%	9/1/18 (Prere.)	13,900	17,789
Royal Oak MI Hospital Finance Authority
Hospital Revenue (William Beaumont
Hospital)	5.500%	8/1/19	20,000	22,809
Royal Oak MI Hospital Finance Authority
Hospital Revenue (William Beaumont
Hospital)	5.000%	9/1/22	2,500	2,930
Royal Oak MI Hospital Finance Authority
Hospital Revenue (William Beaumont
Hospital)	5.000%	9/1/23	2,000	2,347
Royal Oak MI Hospital Finance Authority
Hospital Revenue (William Beaumont
Hospital)	5.000%	9/1/26	2,225	2,529
Royal Oak MI Hospital Finance Authority
Hospital Revenue (William Beaumont
Hospital)	6.375%	8/1/29	25,000	28,356
Saginaw MI Hospital Finance Authority Hospital
Revenue (Covenant Medical Center Inc.)	5.000%	7/1/18	2,195	2,431
Saginaw MI Hospital Finance Authority Hospital
Revenue (Covenant Medical Center Inc.)	5.000%	7/1/19	2,300	2,560
Saginaw MI Hospital Finance Authority Hospital
Revenue (Covenant Medical Center Inc.)	5.000%	7/1/30	10,000	10,522
University of Michigan Revenue	5.000%	4/1/17	30,000	33,542
2 University of Michigan Revenue PUT	0.260%	4/1/15	25,100	25,102
Wayne County MI Airport Authority Revenue
(Detroit Metropolitan Wayne County Airport)	5.000%	12/1/16	5,000	5,476
Wayne County MI Airport Authority Revenue
(Detroit Metropolitan Wayne County Airport)	5.000%	12/1/27	5,655	6,100
Wayne County MI Airport Authority Revenue
(Detroit Metropolitan Wayne County Airport)	5.000%	12/1/28	5,935	6,374
Wayne County MI Airport Authority Revenue
(Detroit Metropolitan Wayne County Airport)	5.000%	12/1/29	3,895	4,163
Wayne County MI Airport Authority Revenue
(Detroit Metropolitan Wayne County Airport)	5.000%	12/1/30	6,540	6,966
Wayne County MI Airport Authority Revenue
(Detroit Metropolitan Wayne County Airport)	5.000%	12/1/31	6,370	6,776
Wayne County MI Airport Authority Revenue
(Detroit Metropolitan Wayne County Airport)	5.000%	12/1/32	4,300	4,555
				998,671
Minnesota (0.8%)
Minneapolis & St. Paul MN Housing &
Redevelopment Authority Health Care System
Revenue (Allina Health System)	5.000%	11/15/17	1,785	2,018

Minneapolis & St. Paul MN Housing &
Redevelopment Authority Health Care System
Revenue (Allina Health System)	5.000%	11/15/18	2,190	2,488
Minneapolis & St. Paul MN Housing &
Redevelopment Authority Health Care System
Revenue (Allina Health System)	5.000%	11/15/20	1,585	1,795
Minneapolis & St. Paul MN Housing &
Redevelopment Authority Health Care System
Revenue (Allina Health System)	5.000%	11/15/20	1,805	2,074
Minneapolis & St. Paul MN Housing &
Redevelopment Authority Health Care System
Revenue (Allina Health System)	5.000%	11/15/21	2,205	2,482
Minneapolis & St. Paul MN Housing &
Redevelopment Authority Health Care System
Revenue (Allina Health System)	5.000%	11/15/21	3,925	4,453
Minneapolis & St. Paul MN Housing &
Redevelopment Authority Health Care System
Revenue (Allina Health System)	5.000%	11/15/22	2,425	2,719
Minneapolis & St. Paul MN Housing &
Redevelopment Authority Health Care System
Revenue (Allina Health System)	5.250%	11/15/29	7,000	7,899
Minneapolis MN Health Care System Revenue
(Fairview Health Services)	6.000%	11/15/18	15,000	16,713
Minneapolis MN Health Care System Revenue
(Fairview Health Services)	6.625%	11/15/28	15,500	18,329
Minneapolis-St. Paul Metropolitan Area
Minnesota Metropolitan Council GO	5.000%	9/1/15	2,950	3,105
Minneapolis-St. Paul Metropolitan Area
Minnesota Metropolitan Council GO	5.000%	9/1/15	4,805	5,058
Minnesota COP	5.000%	6/1/16 (Prere.)	1,945	2,113
Minnesota COP	5.000%	6/1/16 (Prere.)	1,790	1,944
Minnesota COP	5.000%	6/1/16 (Prere.)	2,140	2,324
Minnesota COP	5.000%	6/1/17	7,745	8,351
Minnesota COP	5.000%	6/1/18	7,135	7,707
Minnesota COP	5.000%	6/1/19	8,540	9,224
Minnesota General Fund Revenue	5.000%	3/1/24	7,500	8,887
Minnesota General Fund Revenue	5.000%	3/1/25	6,000	7,070
Minnesota GO	5.000%	11/1/14	19,275	19,511
Minnesota GO	4.000%	12/1/14	3,730	3,778
Minnesota GO	5.000%	12/1/14	8,150	8,283
Minnesota GO	5.000%	11/1/15	19,775	20,969
Minnesota GO	5.000%	12/1/15	8,150	8,673
Minnesota GO	5.000%	12/1/16	5,145	5,698
Minnesota GO	5.000%	8/1/17	1,000	1,131
Minnesota GO	5.000%	10/1/24	10,000	11,913
Minnesota Office of Higher Education Revenue
(Supplemental Student Loan Program)	5.000%	11/1/16	1,120	1,224
Minnesota Office of Higher Education Revenue
(Supplemental Student Loan Program)	5.000%	11/1/18	4,305	4,898
Minnesota Public Facilities Authority Revenue
(State Revolving Fund)	5.000%	3/1/21	5,000	5,981
Rochester MN Health Care Facilities Revenue
(Mayo Clinic) PUT	4.000%	11/15/18	11,500	12,842
Southern Minnesota Municipal Power Agency
Power Supply System Revenue	5.250%	1/1/30	2,000	2,159
St. Louis Park MN Health Care Facilities
Revenue (Park Nicollet Health Services)	5.500%	7/1/15	5,675	5,908

St. Louis Park MN Health Care Facilities
Revenue (Park Nicollet Health Services)	5.500%	7/1/16	11,775	12,738
St. Louis Park MN Health Care Facilities
Revenue (Park Nicollet Health Services)	5.500%	7/1/23	21,700	23,863
St. Louis Park MN Health Care Facilities
Revenue (Park Nicollet Health Services)	5.625%	7/1/26	6,000	6,544
University of Minnesota Revenue	5.000%	12/1/14	9,840	10,001
University of Minnesota Revenue	5.000%	12/1/15	16,235	17,277
University of Minnesota Revenue	5.000%	8/1/19	1,150	1,352
University of Minnesota Revenue	5.000%	4/1/22	500	576
University of Minnesota Revenue	5.000%	8/1/22	1,585	1,892
University of Minnesota Revenue	5.000%	8/1/23	2,500	2,978
University of Minnesota Revenue	5.000%	8/1/24	4,515	5,361
				312,303
Mississippi (0.4%)
Jackson County MS Pollution Control Revenue
(Chevron USA Inc. Project) VRDO	0.040%	8/1/14	8,200	8,200
Mississippi Business Finance Corp. Gulf
Opportunity Zone Industrial Development
Revenue (Chevron USA Inc. Project) VRDO	0.040%	8/1/14	12,100	12,100
Mississippi Business Finance Corp. Gulf
Opportunity Zone Industrial Development
Revenue (Chevron USA Inc. Project) VRDO	0.050%	8/1/14	2,800	2,800
Mississippi Business Finance Corp. Gulf
Opportunity Zone Industrial Development
Revenue (Chevron USA Inc. Project) VRDO	0.050%	8/1/14	5,200	5,200
Mississippi Development Bank Special
Obligation Revenue (Capital City Convention
Center Project)	5.000%	3/1/23	1,000	1,194
Mississippi Development Bank Special
Obligation Revenue (Capital City Convention
Center Project)	5.000%	3/1/24	1,625	1,947
Mississippi Development Bank Special
Obligation Revenue (Harrison County
Highway Project)	5.000%	1/1/24	2,500	2,991
Mississippi Development Bank Special
Obligation Revenue (Madison County
Highway Project)	5.000%	1/1/24	2,500	2,991
Mississippi GO	5.500%	12/1/16	3,435	3,841
Mississippi GO	5.000%	12/1/17 (Prere.)	16,890	19,277
Mississippi GO	5.000%	12/1/20	10,000	11,319
Mississippi GO	5.000%	10/1/30	12,035	13,938
Mississippi GO	5.000%	10/1/31	11,735	13,540
Mississippi GO	5.000%	12/1/31	11,250	13,040
Mississippi GO	5.000%	12/1/32	7,000	8,071
Mississippi Hospital Equipment & Facilities
Authority Revenue (North Mississippi Health
Services)	5.000%	10/1/17	2,500	2,803
University of Southern Mississippi S.M.
Educational Building Corp. Revenue (Athletics
Facilities Improvements Project)	5.000%	3/1/34 (4)	10,000	10,791
				134,043
Missouri (0.8%)
Bi-State Development Agency of the Missouri-
Illinois Metropolitan District Mass Transit
Sales Tax Revenue	5.000%	10/1/33	7,500	8,389

Cape Girardeau County MO Industrial
Development Authority of the Health Facilities
Revenue (St. Francis Medical Center)	5.000%	6/1/26	1,000	1,123
Cape Girardeau County MO Industrial
Development Authority of the Health Facilities
Revenue (St. Francis Medical Center)	5.000%	6/1/27	1,850	2,063
Curators of the University of Missouri System
Facilities Revenue	5.000%	11/1/26	1,830	2,101
Curators of the University of Missouri System
Facilities Revenue	5.000%	11/1/27	1,000	1,142
Curators of the University of Missouri System
Facilities Revenue	4.000%	11/1/30	3,000	3,227
Curators of the University of Missouri System
Facilities Revenue	4.000%	11/1/31	6,415	6,860
Kansas City MO Airport Revenue	5.000%	9/1/14 (ETM)	10,000	10,040
Kansas City MO Special Obligation Revenue
(Performing Arts Center Garage Project)	0.000%	2/1/18	3,000	2,799
Kansas City MO Special Obligation Revenue
(Performing Arts Center Garage Project)	0.000%	2/1/19	7,615	6,839
Missouri Development Finance Board
Infrastructure Facilities Revenue (Branson
Landing Project)	4.750%	6/1/25	3,230	3,324
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (BJC
Health System) VRDO	0.050%	8/7/14	61,900	61,900
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (Cox
Health)	5.000%	11/15/26	2,045	2,324
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (Cox
Health)	5.000%	11/15/28	1,000	1,117
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (Freeman
Health System)	5.000%	2/15/21	2,845	3,197
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (Freeman
Health System)	5.000%	2/15/22	3,490	3,878
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (Freeman
Health System)	5.000%	2/15/23	3,690	4,074
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (Freeman
Health System)	5.000%	2/15/24	3,320	3,648
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (SSM
Health System)	5.000%	6/1/19	2,420	2,784
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (SSM
Health System)	5.000%	6/1/22	5,270	5,962
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (SSM
Health System)	5.000%	6/1/26	3,000	3,466
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (SSM
Health System)	5.000%	6/1/27	4,000	4,585

Missouri Health & Educational Facilities
Authority Health Facilities Revenue (SSM
Health System)	5.000%	6/1/28	3,500	3,987
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (SSM
Health System)	5.000%	6/1/29	4,000	4,527
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (SSM
Health System)	5.000%	6/1/30	4,000	4,510
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (SSM
Health System)	5.000%	6/1/31	3,000	3,361
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (St. Louis
University) VRDO	0.040%	8/1/14 LOC	11,500	11,500
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (St. Luke's
Health System)	5.000%	11/15/20	3,975	4,633
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (St. Luke's
Health System)	5.250%	11/15/25	8,000	8,887
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (St. Luke's
Health System)	5.000%	11/15/30	5,000	5,393
Missouri Health & Educational Facilities
Authority Revenue (Children's Mercy Hospital)	5.250%	5/15/29	19,230	20,491
Missouri Health & Educational Facilities
Authority Revenue (Washington University)	5.000%	11/15/30	15,000	17,193
1 Missouri Health & Educational Facilities
Authority Revenue (Washington University)
TOB VRDO	0.080%	8/1/14	8,910	8,910
Missouri Health & Educational Facilities
Authority Revenue (Washington University)
VRDO	0.060%	8/1/14	4,300	4,300
Missouri Highways & Transportation
Commission Road Revenue	5.000%	5/1/23	10,000	12,229
Missouri Highways & Transportation
Commission Road Revenue	5.000%	5/1/24	15,000	18,578
Missouri Joint Municipal Electric Utility
Commission Power Project Revenue (Prairie
Project)	5.000%	1/1/24 (2)	12,225	13,295
Missouri Joint Municipal Electric Utility
Commission Power Project Revenue (Prairie
Project)	5.000%	1/1/26 (2)	15,730	17,067
St. Louis MO Airport Revenue (Lambert-St.
Louis International Airport)	6.125%	7/1/24	6,000	7,016
				310,719
Montana (0.0%)
Forsyth MT Pollution Control Revenue (Puget
Sound Energy Project)	3.900%	3/1/23	2,925	2,988

Nebraska (0.2%)
Central Plains Energy Project Nebraska Gas
Project Revenue (Project No. 3)	5.000%	9/1/27	9,330	10,294
Lincoln County NE Hospital Authority No. 1
Hospital Revenue (Great Plains Regional
Medical Center Project)	4.000%	11/1/21	1,000	1,081

Lincoln County NE Hospital Authority No. 1
Hospital Revenue (Great Plains Regional
Medical Center Project)	4.000%	11/1/22	860	915
Lincoln County NE Hospital Authority No. 1
Hospital Revenue (Great Plains Regional
Medical Center Project)	5.000%	11/1/24	1,320	1,457
Lincoln County NE Hospital Authority No. 1
Hospital Revenue (Great Plains Regional
Medical Center Project)	5.000%	11/1/25	1,000	1,097
Lincoln County NE Hospital Authority No. 1
Hospital Revenue (Great Plains Regional
Medical Center Project)	5.000%	11/1/32	5,000	5,328
Lincoln NE Electric System Revenue	5.000%	9/1/25	3,000	3,523
Municipal Energy Agency of Nebraska Power
Supply System Revenue	5.000%	4/1/26	3,065	3,472
Municipal Energy Agency of Nebraska Power
Supply System Revenue	5.000%	4/1/29	2,125	2,348
Municipal Energy Agency of Nebraska Power
Supply System Revenue	5.000%	4/1/31	2,500	2,729
Municipal Energy Agency of Nebraska Power
Supply System Revenue	5.000%	4/1/32	2,800	3,043
Nebraska Public Power District Revenue	4.000%	1/1/15	1,000	1,016
Nebraska Public Power District Revenue	5.000%	1/1/16	1,000	1,068
Nebraska Public Power District Revenue	5.000%	1/1/24	8,000	8,992
Nebraska Public Power District Revenue	5.000%	1/1/30	2,000	2,229
Nebraska Public Power District Revenue	5.000%	1/1/31	2,000	2,219
Nebraska Public Power District Revenue	5.000%	1/1/33	5,000	5,510
University of Nebraska Student Fee Revenue	5.000%	7/1/22	4,000	4,834
University of Nebraska Student Fee Revenue	5.000%	7/1/24	1,645	1,963
				63,118
Nevada (0.8%)
Carson City NV Hospital Revenue (Carson
Tahoe Regional Medical Center)	5.000%	9/1/21	2,330	2,641
Carson City NV Hospital Revenue (Carson
Tahoe Regional Medical Center)	5.000%	9/1/27	3,500	3,808
Clark County NV Airport Improvement Revenue	5.000%	7/1/21	2,000	2,324
Clark County NV Airport Improvement Revenue	5.000%	7/1/30	15,000	16,317
Clark County NV GO	5.000%	7/1/33	7,915	8,750
Clark County NV Industrial Development
Revenue (Southwest Gas Corp. Project)
VRDO	0.080%	8/7/14 LOC	14,000	14,000
Clark County NV Passenger Facility Charge
Revenue (Las Vegas McCarran International
Airport)	5.000%	7/1/15	6,525	6,806
Clark County NV Passenger Facility Charge
Revenue (Las Vegas McCarran International
Airport)	5.000%	7/1/16	5,575	6,042
Clark County NV Passenger Facility Charge
Revenue (Las Vegas McCarran International
Airport)	5.000%	7/1/30	15,000	16,317
Clark County NV School District GO	5.000%	6/15/20	14,335	16,204
Clark County NV School District GO	5.000%	6/15/21	8,980	10,130
Clark County NV School District GO	5.000%	6/15/22	14,655	16,505
Clark County NV School District GO	5.000%	6/15/23	16,360	18,399
Clark County NV School District GO	5.000%	6/15/24 (4)	5,000	5,679
Clark County NV School District GO	5.000%	6/15/25	12,445	13,988
Clark County NV School District GO	5.000%	6/15/26	29,900	33,523

Clark County NV Water Reclamation District GO	5.375%	7/1/27	2,985	3,418
Henderson NV Health Facility Revenue
(Catholic Healthcare West)	5.625%	7/1/24	5,000	5,018
Las Vegas Valley Water District Nevada GO	5.000%	6/1/17	5,000	5,612
Las Vegas Valley Water District Nevada GO	5.000%	6/1/18	7,370	8,473
Las Vegas Valley Water District Nevada GO	5.000%	6/1/21 (3)	16,075	16,699
Las Vegas Valley Water District Nevada GO	5.000%	6/1/26 (14)	15,280	15,856
Las Vegas Valley Water District Nevada GO	5.250%	6/1/27	10,460	12,047
Las Vegas Valley Water District Nevada GO	5.000%	6/1/31	4,500	5,090
Las Vegas Valley Water District Nevada GO	5.000%	6/1/32	5,395	6,079
Las Vegas Valley Water District Nevada GO	5.000%	6/1/32	2,000	2,254
Nevada GO	5.000%	12/1/14 (4)	8,435	8,573
Reno NV Health Facility Revenue (Dignity
Health Obligated Group)	5.250%	7/1/31	4,000	4,199
Reno NV Hospital Revenue (Washoe Medical
Center Project)	5.500%	6/1/28 (2)	1,750	1,837
				286,588
New Hampshire (0.1%)
New Hampshire GO	5.000%	2/15/18	1,010	1,155
New Hampshire GO	5.000%	2/15/19	1,010	1,176
New Hampshire GO	5.000%	8/15/19	1,500	1,764
New Hampshire Health & Education Facilities
Authority Revenue (Concord Hospital)	5.000%	10/1/25	2,140	2,386
New Hampshire Health & Education Facilities
Authority Revenue (Concord Hospital)	5.000%	10/1/26	1,070	1,185
New Hampshire Health & Education Facilities
Authority Revenue (Concord Hospital)	5.000%	10/1/27	1,185	1,305
New Hampshire Health & Education Facilities
Authority Revenue (Southern New Hampshire
University)	5.000%	1/1/27	2,500	2,646
New Hampshire Health & Education Facilities
Authority Revenue (University System of New
Hampshire)	5.500%	7/1/20	10,000	11,728
New Hampshire Health & Education Facilities
Authority Revenue (Wentworth Douglas
Hospital)	6.000%	1/1/31	10,000	11,027
				34,372
New Jersey (4.5%)
Essex County NJ Improvement Authority
Revenue	5.500%	10/1/23 (14)	10,000	12,358
Essex County NJ Improvement Authority
Revenue	5.250%	12/15/23 (2)	3,635	4,396
Essex County NJ Improvement Authority
Revenue	5.250%	12/15/24 (2)	3,720	4,541
Essex County NJ Improvement Authority
Revenue (Pooled Government Loan) VRDO	0.050%	8/7/14 LOC	9,700	9,700
Jersey City NJ GO	5.000%	3/1/16	1,390	1,483
Jersey City NJ GO	5.000%	3/1/20	1,610	1,850
Jersey City NJ GO	5.000%	3/1/21	1,200	1,380
New Jersey Casino Reinvestment Development
Authority Revenue (Hotel Room Fee)	5.250%	1/1/23 (2)	3,900	4,010
New Jersey Casino Reinvestment Development
Authority Revenue (Hotel Room Fee)	5.250%	1/1/24 (2)	3,500	3,596
New Jersey COP	5.000%	6/15/17	4,840	5,398
New Jersey COP	5.250%	6/15/28	4,675	5,122
New Jersey COP	5.250%	6/15/29	1,000	1,082

New Jersey Economic Development Authority
Revenue (Cigarette Tax)	5.000%	6/15/23	12,000	13,538
New Jersey Economic Development Authority
Revenue (Cigarette Tax)	5.000%	6/15/24	7,500	8,402
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	9/1/14 (ETM)	10,400	10,442
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	12/15/14 (ETM)	4,000	4,072
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	12/15/15 (ETM)	1,695	1,812
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	12/15/15 (14)	2,405	2,569
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	12/15/16	38,385	42,210
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	12/15/18	22,500	25,605
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	12/15/19	17,410	19,915
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	12/15/21 (12)	5,000	5,938
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	12/15/21 (3)	7,975	9,418
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	9/1/23	8,690	9,686
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.500%	9/1/23 (14)	51,630	61,855
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	9/1/24	1,000	1,126
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/25	2,985	3,348
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.500%	9/1/25 (4)	18,130	22,089
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/27	4,205	4,661
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.500%	9/1/27 (14)	8,000	9,753
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/28	5,515	6,052
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	9/1/29	10,500	11,492
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.500%	12/15/29	5,000	5,510
New Jersey Economic Development Authority
Revenue (School Facilities Construction) PUT	5.000%	9/1/14 (Prere.)	40,455	40,617
1 New Jersey Economic Development Authority
Revenue (School Facilities Construction) TOB
VRDO	0.180%	8/7/14 (12)	3,065	3,065
New Jersey Economic Development Authority
Revenue(Provident Group-Montclair
Properties LLC - Montclair State University
Student Housing Project)	5.000%	6/1/18	2,000	2,194
New Jersey Economic Development Authority
Revenue(Provident Group-Montclair
Properties LLC - Montclair State University
Student Housing Project)	5.250%	6/1/19	2,000	2,237

New Jersey Economic Development Authority
Revenue(Provident Group-Montclair
Properties LLC - Montclair State University
Student Housing Project)	5.250%	6/1/20	2,000	2,245
New Jersey Economic Development Authority
Revenue(Provident Group-Montclair
Properties LLC - Montclair State University
Student Housing Project)	5.375%	6/1/25	5,000	5,436
New Jersey Economic Development Authority
Revenue(Trustees of the Lawrenceville
School Project) VRDO	0.050%	8/1/14	9,300	9,300
New Jersey Educational Facilities Authority
Revenue (Kean University)	5.250%	9/1/29	25,170	27,180
New Jersey Educational Facilities Authority
Revenue (Princeton University)	5.000%	7/1/16	4,700	5,126
New Jersey Educational Facilities Authority
Revenue (Princeton University)	5.000%	7/1/27	2,965	3,505
New Jersey Educational Facilities Authority
Revenue (University Medical & Dentistry)	7.125%	6/1/19 (Prere.)	6,000	7,650
New Jersey Equipment Lease Purchase COP	5.250%	6/15/20	6,180	7,086
New Jersey Equipment Lease Purchase COP	5.250%	6/15/21	5,820	6,650
New Jersey Equipment Lease Purchase COP	5.375%	6/15/29	11,000	11,973
New Jersey GO	5.250%	7/1/15 (4)	3,500	3,660
New Jersey GO	5.250%	7/15/15 (2)	8,500	8,905
New Jersey GO	5.250%	7/1/16 (14)	1,500	1,635
New Jersey GO	5.000%	8/15/20	30,000	35,283
New Jersey Health Care Facilities Financing
Authority Department of Human Services
Lease Revenue (Greystone Park Psychiatric
Hospital Project)	5.000%	9/15/21	8,140	9,434
New Jersey Health Care Facilities Financing
Authority Department of Human Services
Lease Revenue (Greystone Park Psychiatric
Hospital Project)	5.000%	9/15/24	3,415	3,944
New Jersey Health Care Facilities Financing
Authority Department of Human Services
Lease Revenue (Greystone Park Psychiatric
Hospital Project)	5.000%	9/15/25	12,965	14,818
New Jersey Health Care Facilities Financing
Authority Department of Human Services
Lease Revenue (Greystone Park Psychiatric
Hospital Project)	5.000%	9/15/26	12,505	14,193
New Jersey Health Care Facilities Financing
Authority Department of Human Services
Lease Revenue (Greystone Park Psychiatric
Hospital Project)	5.000%	9/15/28	13,835	15,478
New Jersey Health Care Facilities Financing
Authority Department of Human Services
Lease Revenue (Marlboro Psychiatric Hospital
Project)	5.000%	9/15/29	2,735	3,053
New Jersey Health Care Facilities Financing
Authority Department of Human Services
Lease Revenue (Marlboro Psychiatric Hospital
Project)	5.000%	9/15/33	5,000	5,463
New Jersey Health Care Facilities Financing
Authority Revenue (AHS Hospital Corp.)	5.000%	7/1/16	8,420	9,095

New Jersey Health Care Facilities Financing
Authority Revenue (AHS Hospital Corp.)	5.000%	7/1/17	8,875	9,868
New Jersey Health Care Facilities Financing
Authority Revenue (AHS Hospital Corp.)
VRDO	0.060%	8/7/14 LOC	13,200	13,200
New Jersey Health Care Facilities Financing
Authority Revenue (Barnabas Health)	4.625%	7/1/23	3,700	4,062
New Jersey Health Care Facilities Financing
Authority Revenue (Hackensack University
Medical Center)	5.000%	1/1/19	2,610	2,919
New Jersey Health Care Facilities Financing
Authority Revenue (Hackensack University
Medical Center)	5.000%	1/1/20	2,120	2,383
New Jersey Health Care Facilities Financing
Authority Revenue (Hackensack University
Medical Center)	5.000%	1/1/22	1,500	1,638
New Jersey Health Care Facilities Financing
Authority Revenue (Hospital Asset
Transformation Program)	5.500%	10/1/23	12,860	14,850
New Jersey Health Care Facilities Financing
Authority Revenue (Hospital Capital Asset
Pooled Program) VRDO	0.060%	8/7/14 LOC	6,500	6,500
New Jersey Health Care Facilities Financing
Authority Revenue (Meridian Health System
Obligated Group)	5.000%	7/1/20	3,000	3,472
New Jersey Health Care Facilities Financing
Authority Revenue (Meridian Health System
Obligated Group)	5.000%	7/1/21	2,000	2,322
New Jersey Health Care Facilities Financing
Authority Revenue (Meridian Health System
Obligated Group)	5.000%	7/1/22	2,000	2,315
New Jersey Health Care Facilities Financing
Authority Revenue (Meridian Health System
Obligated Group)	5.000%	7/1/26	1,000	1,110
New Jersey Health Care Facilities Financing
Authority Revenue (Meridian Health System
Obligated Group) VRDO	0.060%	8/7/14 LOC	16,140	16,140
New Jersey Health Care Facilities Financing
Authority Revenue (Palisades Medical Center
Obligated Group)	5.000%	7/1/26	5,000	5,425
New Jersey Health Care Facilities Financing
Authority Revenue (South Jersey Hospital)	5.000%	7/1/18	1,925	2,043
New Jersey Health Care Facilities Financing
Authority Revenue (St. Barnabas Health Care
System)	5.000%	7/1/29	3,365	3,461
New Jersey Health Care Facilities Financing
Authority Revenue (Virtua Health)	5.750%	7/1/33	20,000	22,035
New Jersey Health Care Facilities Financing
Authority Revenue (Virtua Health) VRDO	0.050%	8/7/14 LOC	27,285	27,285
New Jersey Higher Education Assistance
Authority Student Loan Revenue	4.500%	12/1/20	5,385	5,719
New Jersey Housing & Mortgage Finance
Agency Single Family Housing Revenue
VRDO	0.060%	8/7/14	24,200	24,200
New Jersey Sports & Exposition Authority
Revenue	5.000%	9/1/17 (ETM)	100	113

New Jersey Sports & Exposition Authority
Revenue	5.000%	9/1/17	9,900	11,075
New Jersey Sports & Exposition Authority
Revenue	4.500%	9/1/18 (Prere.)	20	23
New Jersey Sports & Exposition Authority
Revenue	4.500%	9/1/24	2,035	2,261
New Jersey Transportation Corp. COP	5.000%	9/15/15 (Prere.)	6,500	6,808
New Jersey Transportation Corp. COP	5.250%	9/15/15 (2)	10,000	10,562
New Jersey Transportation Corp. COP	5.250%	9/15/15 (4)	3,800	4,001
New Jersey Transportation Corp. COP	5.500%	9/15/15 (2)	5,335	5,650
New Jersey Transportation Corp. COP	5.500%	9/15/15 (4)	7,270	7,675
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	6/15/15 (Prere.)	17,680	18,464
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/15 (2)	1,750	1,870
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.750%	6/15/17	1,250	1,412
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	12/15/17	15,000	16,842
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	12/15/19	1,040	1,203
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	12/15/19	5,000	5,782
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	12/15/19 (14)	25,000	28,981
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.750%	6/15/20	7,000	8,313
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	12/15/20	27,915	32,570
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	12/15/20 (4)	9,000	10,472
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/20 (3)	30,000	35,346
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	12/15/21	11,000	12,705
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/21 (14)	25,000	29,468
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/21	9,620	11,269
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/21 (12)	3,745	4,414
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	12/15/22 (2)	30,900	35,807
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	12/15/22	2,500	2,897
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/22	22,000	25,897
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.750%	6/15/24 (14)	25,000	30,073
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	12/15/24	20,000	22,876
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/25	1,000	634
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/25	72,680	46,096
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/26	19,000	11,338

New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/27	98,285	55,220
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	6/15/28	19,620	21,615
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.125%	6/15/28	3,500	3,865
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/28	3,000	1,580
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	6/15/29	12,500	13,699
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	6/15/31	6,000	6,845
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/32	3,000	1,228
1 New Jersey Transportation Trust Fund Authority
Transportation System Revenue TOB VRDO	0.170%	8/7/14 (4)	10,000	10,000
1 New Jersey Transportation Trust Fund Authority
Transportation System Revenue TOB VRDO	0.210%	8/7/14 LOC	32,620	32,620
New Jersey Turnpike Authority Revenue	5.000%	1/1/21	19,705	22,515
New Jersey Turnpike Authority Revenue	5.000%	1/1/22	4,500	5,117
New Jersey Turnpike Authority Revenue	5.500%	1/1/25 (2)	13,000	16,086
New Jersey Turnpike Authority Revenue	5.000%	1/1/32	26,460	29,337
New Jersey Turnpike Authority Revenue	5.000%	1/1/33	23,540	25,945
Newark NJ GO	5.000%	10/1/19	3,505	4,023
Newark NJ GO	5.000%	10/1/20	2,455	2,835
South Jersey Transportation Authority New
Jersey Transportation System Revenue	5.000%	11/1/16	7,590	8,275
South Jersey Transportation Authority New
Jersey Transportation System Revenue	5.000%	11/1/23	2,430	2,732
South Jersey Transportation Authority New
Jersey Transportation System Revenue	5.000%	11/1/24	2,800	3,109
Sussex County NJ GO	5.000%	2/15/23	5,485	6,640
Sussex County NJ GO	5.000%	2/15/24	4,356	5,312
Tobacco Settlement Financing Corp. New
Jersey Revenue	5.000%	6/1/15	11,425	11,756
Tobacco Settlement Financing Corp. New
Jersey Revenue	5.000%	6/1/16	14,585	15,471
Tobacco Settlement Financing Corp. New
Jersey Revenue	5.000%	6/1/17	15,925	17,275
Tobacco Settlement Financing Corp. New
Jersey Revenue	5.000%	6/1/18	16,975	18,225
Tobacco Settlement Financing Corp. New
Jersey Revenue	5.000%	6/1/19	30,805	32,701
Tobacco Settlement Financing Corp. New
Jersey Revenue	4.500%	6/1/23	33,522	32,876
Tobacco Settlement Financing Corp. New
Jersey Revenue	4.625%	6/1/26	28,410	24,544
Tobacco Settlement Financing Corp. New
Jersey Revenue	0.000%	6/1/41	243,000	59,027
West Deptford Township NJ GO	5.000%	7/1/24 (4)	1,210	1,343
West Deptford Township NJ GO	5.000%	7/1/25 (4)	1,260	1,395
West Deptford Township NJ GO	5.000%	7/1/26 (4)	1,000	1,105
				1,701,794
New Mexico (0.1%)
New Mexico Educational Assistance Foundation
Revenue	4.000%	9/1/18	16,440	18,338

New Mexico Educational Assistance Foundation
Revenue	4.000%	9/1/19	5,990	6,731
New Mexico Educational Assistance Foundation
Revenue	5.000%	12/1/19	1,500	1,766
New Mexico Educational Assistance Foundation
Revenue	4.000%	12/1/20	1,500	1,690
New Mexico Finance Authority Transportation
Revenue	5.000%	12/15/16	7,260	8,047
				36,572
New York (17.4%)
Amherst NY Development Corp. Student
Housing Facility Revenue	3.500%	10/1/19	1,185	1,282
Amherst NY Development Corp. Student
Housing Facility Revenue	4.000%	10/1/21	2,575	2,800
Amherst NY Development Corp. Student
Housing Facility Revenue	4.000%	10/1/22	2,680	2,878
Brooklyn NY Local Development Corp. PILOT
Revenue (Barclays Center Project)	6.000%	7/15/30	6,735	7,471
Erie County NY Industrial Development Agency
School Facility Revenue (Buffalo City School
District Project)	5.000%	5/1/15	1,000	1,036
Erie County NY Industrial Development Agency
School Facility Revenue (Buffalo City School
District Project)	5.000%	5/1/15	1,500	1,555
Erie County NY Industrial Development Agency
School Facility Revenue (Buffalo City School
District Project)	5.250%	5/1/26	6,775	7,935
Erie County NY Industrial Development Agency
School Facility Revenue (Buffalo City School
District Project)	5.250%	5/1/27	8,560	9,994
Erie County NY Industrial Development Agency
School Facility Revenue (Buffalo City School
District Project)	5.250%	5/1/29	6,315	7,287
Erie County NY Industrial Development Agency
School Facility Revenue (Buffalo City School
District Project)	5.250%	5/1/31	2,500	2,856
Freeport NY GO	5.000%	1/15/20	2,070	2,402
Long Island NY Power Authority Electric System
Revenue	5.000%	12/1/18 (14)	2,900	3,181
Long Island NY Power Authority Electric System
Revenue	5.000%	12/1/18 (14)	1,335	1,464
Long Island NY Power Authority Electric System
Revenue	5.000%	4/1/23	5,800	6,402
Long Island NY Power Authority Electric System
Revenue	5.750%	4/1/25	20,000	22,673
Long Island NY Power Authority Electric System
Revenue	5.000%	9/1/29	10,000	11,130
Monroe County NY Industrial Development
Agency School Facility Revenue (Rochester
Schools Modernization Project)	5.000%	5/1/16	4,630	5,006
Monroe County NY Industrial Development
Agency School Facility Revenue (Rochester
Schools Modernization Project)	5.000%	5/1/20	3,500	4,127
Monroe County NY Industrial Development
Corp. Mortgage Revenue (Unity Hospital
Rochester Project)	5.500%	8/15/23	3,000	3,155
Nassau County NY GO	4.000%	10/1/22	8,755	9,285

Nassau County NY GO	4.000%	10/1/23	5,245	5,520
Nassau County NY Local Economic Assistance
& Financing Corp. Revenue (Winthrop
University Hospital Association Project)	5.000%	7/1/21	2,605	2,950
New York City NY GO	5.000%	8/1/14 (ETM)	415	415
New York City NY GO	5.000%	8/1/14	6,085	6,085
New York City NY GO	5.000%	8/1/14	2,505	2,505
New York City NY GO	5.000%	8/1/14	2,500	2,500
New York City NY GO	5.250%	9/1/14 (ETM)	135	136
New York City NY GO	5.000%	11/1/14 (Prere.)	2,400	2,429
New York City NY GO	5.000%	4/1/15 (4)(ETM)	1,850	1,909
New York City NY GO	5.000%	4/1/15 (4)	2,910	3,004
New York City NY GO	5.000%	6/1/15 (Prere.)	3,960	4,120
New York City NY GO	5.750%	8/1/15 (2)	1,135	1,140
New York City NY GO	5.000%	2/1/16 (Prere.)	35	37
New York City NY GO	5.000%	8/1/16	5,000	5,460
New York City NY GO	5.000%	8/1/17	7,610	8,589
New York City NY GO	5.000%	6/1/19	8,675	10,160
New York City NY GO	5.000%	8/1/19	5,000	5,873
New York City NY GO	5.000%	8/1/19	12,130	13,647
New York City NY GO	5.000%	8/1/19	3,100	3,641
New York City NY GO	5.000%	8/1/19	4,500	5,286
New York City NY GO	5.000%	8/1/20	4,010	4,509
New York City NY GO	5.000%	8/1/20	10,000	11,245
New York City NY GO	5.000%	8/1/20	32,355	37,892
New York City NY GO	5.250%	9/1/20	4,565	5,297
New York City NY GO	5.000%	10/1/20	1,445	1,633
New York City NY GO	5.000%	2/1/21	12,300	13,589
New York City NY GO	5.250%	3/1/21	4,255	4,976
New York City NY GO	5.000%	8/1/21	13,965	14,896
New York City NY GO	5.000%	8/1/21	15,750	18,565
New York City NY GO	5.000%	8/1/21	59,135	69,064
New York City NY GO	5.000%	8/1/21	23,065	25,075
New York City NY GO	5.000%	8/1/21	9,600	10,771
New York City NY GO	5.250%	9/1/21	14,250	16,505
New York City NY GO	5.000%	10/1/21	7,545	8,982
New York City NY GO	5.000%	8/1/22	7,415	8,841
New York City NY GO	5.000%	8/1/22	6,400	7,631
New York City NY GO	5.000%	8/1/22	32,000	37,239
New York City NY GO	5.000%	8/1/22	6,020	7,024
New York City NY GO	5.000%	8/1/22	7,050	7,898
New York City NY GO	5.000%	8/1/22	18,475	21,556
New York City NY GO	5.250%	8/15/22	25,250	29,157
New York City NY GO	5.000%	8/1/23	11,000	13,118
New York City NY GO	5.000%	8/1/23	3,905	4,682
New York City NY GO	5.000%	8/1/23	6,250	7,493
New York City NY GO	5.000%	8/1/23	5,650	6,774
New York City NY GO	5.000%	8/1/23	3,690	4,387
New York City NY GO	5.000%	8/1/23	7,740	9,203
New York City NY GO	5.000%	8/1/23	2,000	2,327
New York City NY GO	5.000%	8/1/23	10,000	11,925
New York City NY GO	5.250%	8/15/23	21,820	25,159
New York City NY GO	5.000%	10/1/23	4,430	5,294
New York City NY GO	5.000%	11/1/23	5,600	5,663
New York City NY GO	5.000%	4/1/24	17,335	20,440
New York City NY GO	5.000%	8/1/24	8,085	9,379
New York City NY GO	5.000%	8/1/24	5,310	6,194

New York City NY GO	5.000%	8/1/24	20,000	23,780
New York City NY GO	5.000%	8/1/24	4,000	4,734
New York City NY GO	5.250%	8/15/24	25,945	29,904
New York City NY GO	5.000%	10/1/24	5,000	5,842
New York City NY GO	5.000%	10/1/24	4,500	5,335
New York City NY GO	5.000%	6/1/25	1,185	1,230
New York City NY GO	5.000%	8/1/25	3,300	3,851
New York City NY GO	5.000%	8/1/25	5,000	5,886
New York City NY GO	5.000%	10/1/25	10,985	12,960
New York City NY GO	5.000%	4/1/26	3,590	4,133
New York City NY GO	5.000%	4/1/26	10,000	11,577
New York City NY GO	5.000%	8/1/26	14,215	16,580
New York City NY GO	5.000%	8/1/26	9,735	11,355
New York City NY GO	5.000%	8/1/26	1,455	1,686
New York City NY GO	5.000%	8/1/26	5,000	5,816
New York City NY GO	5.000%	10/1/26	23,890	27,849
2 New York City NY GO	0.460%	8/1/27	16,500	16,200
New York City NY GO	5.000%	8/1/27	6,585	7,652
New York City NY GO	5.000%	8/1/27	4,705	5,412
New York City NY GO	5.000%	10/1/27	15,000	17,426
New York City NY GO	5.000%	8/1/28	17,000	19,219
New York City NY GO	5.000%	3/1/29	27,590	31,857
New York City NY GO	5.000%	5/15/29	7,900	9,013
New York City NY GO	5.000%	8/1/29	9,715	11,139
New York City NY GO	5.000%	8/1/29	17,500	19,713
New York City NY GO	5.000%	3/1/30	16,230	18,596
New York City NY GO	5.000%	8/1/30	10,655	12,127
New York City NY GO	5.000%	8/1/30	23,000	25,990
New York City NY GO	5.000%	8/1/30	6,845	7,790
New York City NY GO	5.000%	10/1/30	18,425	20,838
New York City NY GO	5.000%	3/1/31	33,315	37,818
New York City NY GO	5.450%	4/1/31	6,560	7,557
New York City NY GO	5.000%	10/1/31	34,050	38,474
New York City NY GO	5.000%	8/1/32	1,475	1,651
New York City NY GO	5.000%	8/1/32	8,280	9,307
New York City NY GO	5.000%	3/1/33	15,215	16,954
New York City NY GO VRDO	0.050%	8/1/14	17,260	17,260
New York City NY GO VRDO	0.060%	8/1/14	78,800	78,800
New York City NY GO VRDO	0.060%	8/1/14 LOC	32,040	32,040
New York City NY GO VRDO	0.060%	8/1/14 LOC	34,385	34,385
New York City NY GO VRDO	0.060%	8/1/14	26,300	26,300
New York City NY GO VRDO	0.060%	8/1/14 LOC	32,230	32,230
New York City NY GO VRDO	0.060%	8/1/14	62,500	62,500
New York City NY Health & Hospital Corp.
Revenue (Health System)	5.000%	2/15/24	3,500	3,982
New York City NY Health & Hospital Corp.
Revenue (Health System)	5.000%	2/15/30	19,200	21,064
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	5.000%	7/1/26	12,940	14,804
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	5.250%	7/1/28	17,300	19,981
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	5.250%	7/1/29	22,000	25,290
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	5.250%	7/1/30	12,500	14,276

New York City NY Housing Development Corp.
Multi-Family Rental Housing Revenue (2 Gold
Street) VRDO	0.050%	8/7/14	1,500	1,500
New York City NY Industrial Development
Agency Civic Facility Revenue (Civil Liberties
Union) VRDO	0.060%	8/1/14 LOC	11,080	11,080
New York City NY Industrial Development
Agency Civic Facility Revenue (New York Law
School) VRDO	0.060%	8/7/14 LOC	4,510	4,510
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/26	35,000	40,845
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/26	25,880	30,202
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/29	41,500	47,320
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/29	4,500	5,115
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/29	3,580	4,063
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/30	10,000	11,318
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/31	9,000	10,166
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/31	30,000	33,931
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/31	24,500	27,356
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/31	7,500	7,750
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/32	17,500	19,504
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/32	5,545	6,180
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/34	50,000	56,162
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/35	10,415	11,802
1 New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
TOB VRDO	0.080%	8/1/14	2,015	2,015
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.050%	8/1/14	1,000	1,000
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.060%	8/1/14	8,500	8,500
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.060%	8/1/14	53,200	53,200
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.060%	8/1/14	75,200	75,200
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.060%	8/1/14	13,560	13,560

New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.060%	8/1/14	17,220	17,220
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.060%	8/1/14	26,900	26,900
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.060%	8/1/14	7,720	7,720
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.060%	8/1/14	20,675	20,675
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.060%	8/1/14	3,500	3,500
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.050%	8/7/14	10,000	10,000
New York City NY Sales Tax Asset Receivable
Corp. Revenue	5.000%	10/15/26 (14)	9,500	9,592
New York City NY Sales Tax Asset Receivable
Corp. Revenue	5.000%	10/15/32 (2)	5,450	5,499
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	1/15/15	2,820	2,882
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	1/15/16	2,925	3,122
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	1/15/17	5,150	5,702
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/17	6,335	7,128
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	1/15/19	3,875	4,494
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	1/15/23	4,440	5,143
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	1/15/24	7,040	8,102
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	1/15/25 (14)	10,170	11,110
New York City NY Transitional Finance Authority
Building Aid Revenue	5.250%	1/15/25	13,090	15,212
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	1/15/26 (14)	7,620	8,325
New York City NY Transitional Finance Authority
Building Aid Revenue	5.250%	1/15/26	10,520	12,196
New York City NY Transitional Finance Authority
Building Aid Revenue	5.250%	1/15/26	8,185	9,489
New York City NY Transitional Finance Authority
Building Aid Revenue	5.250%	1/15/27	4,615	5,342
New York City NY Transitional Finance Authority
Building Aid Revenue	5.125%	1/15/28	3,465	3,952
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	1/15/29	3,550	3,933
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	1/15/30	9,500	10,728
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/31	18,000	20,245

New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/31	6,000	6,767
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/32	3,950	4,443
1 New York City NY Transitional Finance Authority
Building Aid Revenue TOB VRDO	0.060%	8/7/14 LOC	9,950	9,950
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/14	6,065	6,139
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/15	6,000	6,293
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/15	8,000	8,489
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/15 (ETM)	80	85
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/15	920	976
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/16 (Prere.)	3,250	3,556
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/16 (Prere.)	2,500	2,735
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/16 (Prere.)	51,100	55,912
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/17	12,000	13,695
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/17	8,965	10,231
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/17	4,580	5,131
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/18	1,300	1,511
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/18	5,000	5,851
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/18	15,000	17,554
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/19	2,535	3,006
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/19	9,835	11,664
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/21	16,030	19,324
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/21	30,000	35,573
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	5/1/22	11,090	12,942
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	5/1/23	16,740	20,067
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/24	6,000	7,051
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/24	15,550	18,425
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/24	1,000	1,185
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/24	8,000	9,479
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/24	14,245	16,995

New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/24	13,770	16,858
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/24	10,030	12,279
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/25	4,285	5,021
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/25	5,500	6,457
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/25	5,000	5,906
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/25	5,000	5,906
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/26	10,795	12,523
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/26	10,290	11,937
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/26	2,635	3,081
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/26	8,620	10,099
New York City NY Transitional Finance Authority
Future Tax Revenue	5.250%	11/1/26	8,255	9,731
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/27	1,435	1,666
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/27	4,000	4,643
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/28	25,675	29,581
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/28	10,000	11,470
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	5/1/29	12,000	13,815
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/31	8,000	9,063
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	5/1/31	19,000	21,567
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/31	24,475	27,831
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/32	12,700	14,389
3 New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/32	13,750	15,790
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/32	16,500	18,599
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/32	4,270	4,866
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/33	17,500	19,759
3 New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/33	12,150	13,853
3 New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/34	15,910	18,053
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/34	27,325	30,931
3 New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/35	22,020	24,946

New York City NY Transitional Finance Authority
Recovery Revenue VRDO	0.060%	8/1/14	2,745	2,745
New York City NY Transitional Finance Authority
Revenue VRDO	0.060%	8/1/14	26,800	26,800
New York City NY Transitional Finance Authority
Revenue VRDO	0.060%	8/1/14	17,300	17,300
New York City NY Trust for Cultural Resources
Revenue (American Museum of Natural
History) VRDO	0.060%	8/1/14	3,650	3,650
New York City NY Trust for Cultural Resources
Revenue (American Museum of Natural
History) VRDO	0.060%	8/1/14	4,250	4,250
New York City NY Trust for Cultural Resources
Revenue (Lincoln Center for the Performing
Arts Inc.)	5.250%	12/1/18	7,600	8,790
New York City NY Trust for Cultural Resources
Revenue (Wildlife Conservation Society)	5.000%	8/1/33	5,270	5,928
New York Liberty Development Corp. Revenue	5.000%	11/15/31	13,200	14,401
New York Liberty Development Corp. Revenue
(7 World Trade Center Project)	5.000%	9/15/31	14,000	15,753
New York Metropolitan Transportation Authority
Revenue	5.750%	7/1/18	1,975	2,329
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/21	2,685	3,022
New York Metropolitan Transportation Authority
Revenue	5.500%	11/15/21 (4)	15,900	19,575
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/23	5,000	5,972
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/23	6,550	7,761
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/23	6,800	7,631
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/23 (4)	10,000	11,211
New York Metropolitan Transportation Authority
Revenue	4.750%	11/15/24 (14)	9,005	9,495
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/24	10,000	11,995
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/24	6,505	7,646
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/24	2,250	2,524
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/24	2,525	2,831
New York Metropolitan Transportation Authority
Revenue	4.750%	11/15/25 (14)	9,435	9,941
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/25	31,000	36,166
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/25	1,330	1,556
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/25	1,500	1,741
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/25	10,000	11,605
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/26	5,355	6,212

New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/26	3,000	3,342
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/26	2,300	2,672
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/26	15,000	17,407
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/27	3,885	4,343
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/27	1,695	1,955
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/27	3,850	4,452
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/27	1,500	1,701
New York Metropolitan Transportation Authority
Revenue	5.250%	11/15/27	22,625	25,614
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/28	15,000	17,022
New York Metropolitan Transportation Authority
Revenue	5.250%	11/15/28	9,000	10,125
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/29	13,635	15,345
New York Metropolitan Transportation Authority
Revenue	5.250%	11/15/29	20,730	23,245
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/30	10,260	11,484
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/30	12,735	14,254
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/30	12,125	13,550
New York Metropolitan Transportation Authority
Revenue	5.250%	11/15/30	24,500	27,413
New York Metropolitan Transportation Authority
Revenue	4.750%	11/15/31	8,000	8,735
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/31	8,500	9,462
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/31	5,500	6,155
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/32	5,480	6,079
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/32	12,705	14,095
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/33	5,000	5,597
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/33	13,055	14,421
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/34	19,605	21,563
New York Metropolitan Transportation Authority
Revenue (Dedicated Petroleum Tax)	6.000%	4/1/20 (ETM)	20,300	24,172
1 New York Metropolitan Transportation Authority
Revenue (Dedicated Petroleum Tax) TOB
VRDO	0.070%	8/7/14 (13)	6,550	6,550
2 New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	0.810%	11/1/17	18,000	18,074
2 New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	1.010%	11/1/19	8,000	8,019

New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.000%	11/15/25	6,125	7,183
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.000%	11/15/25	10,360	12,149
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.000%	11/15/26	7,245	8,433
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.000%	11/15/26	10,910	12,699
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.000%	11/15/27	11,530	13,380
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.000%	11/15/27	11,415	13,247
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.125%	11/15/28	2,000	2,307
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.125%	11/15/28	10,500	12,065
New York Metropolitan Transportation Authority
Revenue (Service Contract)	5.500%	7/1/15	17,315	18,170
New York Metropolitan Transportation Authority
Revenue (Service Contract)	5.750%	1/1/17 (14)	1,615	1,817
New York Metropolitan Transportation Authority
Revenue (Transit Revenue)	5.500%	11/15/14 (2)	6,910	7,017
New York Metropolitan Transportation Authority
Revenue (Transit Revenue)	5.500%	11/15/18	30,750	33,604
New York Metropolitan Transportation Authority
Revenue (Transit Revenue)	5.000%	11/15/20	5,000	5,637
New York Metropolitan Transportation Authority
Revenue (Transit Revenue)	5.000%	11/15/21	5,000	5,491
New York Metropolitan Transportation Authority
Revenue (Transit Revenue)	5.000%	11/15/26	2,500	2,900
New York Metropolitan Transportation Authority
Revenue (Transit Revenue)	5.000%	11/15/28	2,000	2,270
2 New York Metropolitan Transportation Authority
Revenue PUT	0.802%	11/1/16	12,500	12,619
2 New York Metropolitan Transportation Authority
Revenue PUT	0.942%	11/1/17	8,885	8,999
New York State Dormitory Authority Lease
Revenue (Mental Health Services Facilities)	5.000%	8/15/21	10,000	11,673
New York State Dormitory Authority Lease
Revenue (Mental Health Services Facilities)	5.000%	8/15/22	2,000	2,310
New York State Dormitory Authority Lease
Revenue (State University Dormitory
Facilities)	5.000%	7/1/24	2,000	2,341
New York State Dormitory Authority Lease
Revenue (State University Dormitory
Facilities)	5.000%	7/1/28	3,925	4,490
New York State Dormitory Authority Lease
Revenue (State University Dormitory
Facilities)	5.000%	7/1/29	2,320	2,675
New York State Dormitory Authority Lease
Revenue (State University Dormitory
Facilities)	5.000%	7/1/29	2,125	2,416
New York State Dormitory Authority Lease
Revenue (State University Dormitory
Facilities)	5.000%	7/1/30	4,330	4,913
New York State Dormitory Authority Revenue
(City University System)	5.000%	7/1/19	3,000	3,437

New York State Dormitory Authority Revenue
(City University System)	5.000%	7/1/21	5,000	5,827
New York State Dormitory Authority Revenue
(City University System)	5.000%	7/1/22	5,340	6,149
New York State Dormitory Authority Revenue
(City University System)	5.000%	7/1/25	6,100	6,894
New York State Dormitory Authority Revenue
(Columbia University)	5.000%	10/1/21	19,375	23,537
New York State Dormitory Authority Revenue
(Fordham University)	5.000%	7/1/28	1,070	1,196
New York State Dormitory Authority Revenue
(Fordham University)	5.125%	7/1/29	1,625	1,819
New York State Dormitory Authority Revenue
(Fordham University)	5.200%	7/1/30	1,200	1,348
New York State Dormitory Authority Revenue
(Fordham University) PUT	5.000%	7/1/16	18,000	19,464
New York State Dormitory Authority Revenue
(Memorial Sloan-Kettering Cancer Center)	5.000%	7/1/26	1,500	1,741
New York State Dormitory Authority Revenue
(Memorial Sloan-Kettering Cancer Center)	5.000%	7/1/29	1,000	1,131
New York State Dormitory Authority Revenue
(Memorial Sloan-Kettering Cancer Center)	5.000%	7/1/30	1,000	1,129
New York State Dormitory Authority Revenue
(Mental Health Services Facilities
Improvement)	5.000%	2/15/15 (Prere.)	6,415	6,583
New York State Dormitory Authority Revenue
(Mental Health Services Facilities
Improvement)	5.000%	2/15/15 (Prere.)	6,740	6,916
New York State Dormitory Authority Revenue
(Mental Health Services Facilities
Improvement)	5.000%	2/15/17 (Prere.)	5	6
New York State Dormitory Authority Revenue
(Mental Health Services Facilities
Improvement)	5.000%	2/15/19 (4)	3,195	3,488
New York State Dormitory Authority Revenue
(Mental Health Services Facilities
Improvement)	5.000%	2/15/19 (4)	3,000	3,454
New York State Dormitory Authority Revenue
(Mental Health Services Facilities
Improvement)	5.000%	2/15/19 (4)	5,030	5,791
New York State Dormitory Authority Revenue
(Mental Health Services Facilities
Improvement)	5.000%	8/15/20 (ETM)	10	12
New York State Dormitory Authority Revenue
(Mental Health Services Facilities
Improvement)	5.000%	8/15/20	13,280	15,677
New York State Dormitory Authority Revenue
(Mental Health Services Facilities
Improvement)	5.000%	2/15/25 (4)	2,735	3,109
New York State Dormitory Authority Revenue
(Mount Sinai Hospital Obligated Group)	5.000%	7/1/26	3,500	3,876
New York State Dormitory Authority Revenue
(Mount Sinai School of Medicine of New York
University)	5.000%	7/1/21	1,500	1,716
New York State Dormitory Authority Revenue
(Mount Sinai School of Medicine of New York
University)	5.000%	7/1/23 (14)	4,000	4,384

New York State Dormitory Authority Revenue
(Mount Sinai School of Medicine of New York
University)	5.000%	7/1/24 (14)	3,300	3,617
New York State Dormitory Authority Revenue
(Mount Sinai School of Medicine of New York
University)	5.000%	7/1/27 (14)	8,000	8,769
New York State Dormitory Authority Revenue
(New York University)	5.750%	7/1/16 (14)	3,500	3,858
New York State Dormitory Authority Revenue
(New York University)	6.000%	7/1/19 (14)	1,700	2,059
New York State Dormitory Authority Revenue
(New York University)	5.000%	7/1/22	3,445	4,004
New York State Dormitory Authority Revenue
(New York University)	5.000%	7/1/29	2,000	2,241
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	12/15/14	3,250	3,309
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/15 (Prere.)	4,745	4,888
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/15 (Prere.)	255	263
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	12/15/18	36,270	42,340
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/20 (Prere.)	20	24
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/20	33,000	37,747
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/21	12,060	14,208
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/21	34,650	39,634
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.500%	3/15/22 (2)	7,000	8,650
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	12/15/23	5,000	5,506
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/24	5,615	6,647
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/24	35,885	43,666
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/25	8,500	10,236
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/25	16,820	18,346
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/26	23,375	27,211
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/26	10,000	11,904
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/26	17,630	20,529
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/26	2,585	3,010
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/26	10,000	10,898
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	12/15/26	10,300	12,101
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/27	30,650	35,445

New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/28	25,000	28,625
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/28	2,565	2,800
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/28	5,790	6,464
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/28	20,000	22,778
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/28	2,875	3,274
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/29	10,000	11,612
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/29	25,000	28,522
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/30	1,000	1,145
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/30	20,245	22,959
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/30	10,000	11,532
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/30	30,740	35,483
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/30	32,000	36,410
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/31	17,240	19,448
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/32	7,500	8,414
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/33	1,070	1,198
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/33	10,135	11,360
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/34	36,795	41,526
New York State Dormitory Authority Revenue
(Rockefeller University) VRDO	0.060%	8/7/14	21,200	21,200
New York State Dormitory Authority Revenue
(Royal Charter Properties) VRDO	0.030%	8/7/14 LOC	4,000	4,000
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/19	3,475	4,090
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/19	10,000	11,693
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/19 (12)	2,500	2,942
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/20	10,000	11,795
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/21 (4)	1,250	1,491
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/21	750	888
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/22	16,355	19,375
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/22	500	595
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/22	7,000	8,013

New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/23	19,435	22,757
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/23 (4)	1,000	1,193
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/23	1,250	1,467
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/24	6,290	7,444
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/24 (4)	1,500	1,775
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/24	1,000	1,164
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/25	7,595	8,881
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/25 (4)	1,000	1,166
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/25	1,000	1,149
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/26 (4)	1,500	1,780
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/26	4,500	5,135
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/26	750	852
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/27 (4)	400	459
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/27	500	565
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/28 (4)	200	227
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/28	425	476
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/29	500	557
New York State Dormitory Authority Revenue
(Service Contract)	5.000%	7/1/18	11,570	13,290
New York State Dormitory Authority Revenue
(Service Contract)	5.000%	7/1/20	6,815	7,921
New York State Dormitory Authority Revenue
(Service Contract)	5.000%	7/1/21	17,750	20,577
New York State Dormitory Authority Revenue
(Service Contract)	5.000%	7/1/22	3,050	3,530
New York State Dormitory Authority Revenue
(State University Educational Facilities)	5.250%	5/15/15	680	706
New York State Dormitory Authority Revenue
(State University Educational Facilities)	5.000%	5/15/22	9,200	11,021
New York State Dormitory Authority Revenue
(State University Educational Facilities)	5.000%	5/15/28	10,865	12,356
New York State Dormitory Authority Revenue
(State University Educational Facilities)	5.000%	5/15/29	3,000	3,396
New York State Dormitory Authority Revenue
(State University Educational Facilities)	5.000%	5/15/30	1,000	1,128
New York State Energy Research &
Development Authority Pollution Control
Revenue (New York State Electric & Gas
Corp. Project)	2.250%	12/1/15	9,500	9,668

New York State Environmental Facilities Corp.
Revenue (Personal Income Tax)	5.250%	12/15/24	7,240	8,436
New York State Environmental Facilities Corp.
Revenue (Personal Income Tax)	5.250%	12/15/25	15,950	18,546
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/27	5,000	5,944
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/27	14,910	17,410
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/28	11,460	13,281
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/29	17,830	20,551
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/30	26,230	30,295
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/31	3,670	4,205
New York State Environmental Facilities Corp.
Revenue (State Revolving Funds)	5.000%	5/15/16	3,825	4,151
New York State Environmental Facilities Corp.
Revenue (State Revolving Funds)	5.000%	11/15/23	3,790	4,482
New York State Environmental Facilities Corp.
Revenue (State Revolving Funds)	5.000%	11/15/24	3,475	4,095
New York State Environmental Facilities Corp.
Revenue (State Revolving Funds)	5.000%	11/15/25	6,035	7,071
New York State Environmental Facilities Corp.
Revenue (State Revolving Funds)	5.000%	11/15/27	3,350	3,908
New York State Environmental Facilities Corp.
Revenue (State Revolving Funds)	5.000%	11/15/28	6,160	7,124
New York State Environmental Facilities Corp.
Revenue (State Revolving Funds)	5.000%	11/15/29	5,320	6,149
New York State Environmental Facilities Corp.
Revenue (State Revolving Funds)	5.000%	11/15/30	1,840	2,118
New York State GO	4.500%	2/1/17	14,125	15,565
New York State GO	4.500%	2/1/18	24,735	27,942
New York State GO	4.500%	2/1/19	10,670	12,223
New York State GO	5.000%	2/1/30	3,000	3,411
New York State GO	5.000%	2/15/30	20,000	22,822
New York State Housing Finance Agency
Housing Revenue (10 Liberty Street) VRDO	0.050%	8/7/14 LOC	11,300	11,300
New York State Housing Finance Agency
Housing Revenue (160 West 62nd Street)
VRDO	0.050%	8/7/14 LOC	46,900	46,900
New York State Housing Finance Agency
Revenue (Personal Income Tax) VRDO	0.040%	8/7/14	40,875	40,875
New York State Housing Finance Agency
Revenue (Service Contract) VRDO	0.100%	8/7/14 LOC	5,495	5,495
New York State Local Government Assistance
Corp. Revenue	5.500%	4/1/17 (4)	5,000	5,441
New York State Local Government Assistance
Corp. Revenue	5.500%	4/1/17	1,250	1,365

New York State Local Government Assistance
Corp. Revenue	5.000%	4/1/19	6,640	7,802
New York State Local Government Assistance
Corp. Revenue VRDO	0.060%	8/7/14	40,590	40,590
New York State Mortgage Agency Revenue
(NYHELP's Education Loan)	5.000%	11/1/22	50	55
New York State Thruway Authority Revenue	5.000%	1/1/15 (Prere.)	4,555	4,647
New York State Thruway Authority Revenue	5.000%	1/1/15 (Prere.)	3,395	3,464
New York State Thruway Authority Revenue	5.000%	1/1/20 (14)	8,940	10,087
New York State Thruway Authority Revenue	5.000%	1/1/21 (14)	8,000	9,000
New York State Thruway Authority Revenue	5.000%	1/1/22 (14)	10,000	11,247
New York State Thruway Authority Revenue	5.000%	1/1/23 (2)	15,445	15,741
New York State Thruway Authority Revenue	5.000%	1/1/24 (2)	11,490	11,709
New York State Thruway Authority Revenue	5.000%	1/1/29	21,195	23,830
New York State Thruway Authority Revenue	5.000%	1/1/31	7,000	7,801
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	10/1/15 (Prere.)	670	708
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	10/1/15 (Prere.)	800	845
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/16 (14)	8,185	8,644
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/17 (14)	4,330	4,572
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/18	13,260	15,180
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/18 (2)	5,195	5,486
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/19	6,650	7,407
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/20	5,650	6,290
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/20	10,400	12,078
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/20	9,890	11,578
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/20	11,395	12,872
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/23	8,515	9,555
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/25	4,500	5,061
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/27	21,600	24,729
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/27	7,000	7,804
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/28	13,505	15,374
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/30	27,175	30,859
New York State Thruway Authority Revenue
(Personal Income Tax)	5.000%	3/15/21	24,890	28,870
New York State Thruway Authority Revenue
(Personal Income Tax)	5.250%	3/15/27	7,115	7,997
New York State Thruway Authority Revenue
(Personal Income Tax)	5.000%	3/15/29	7,000	7,961

New York State Thruway Authority Revenue
(Second Generation Highway & Bridge Trust
Fund)	5.000%	4/1/22	22,710	26,290
New York State Urban Development Corp.
Revenue	5.000%	12/15/14	3,125	3,182
New York State Urban Development Corp.
Revenue	5.000%	1/1/15	19,500	19,899
New York State Urban Development Corp.
Revenue	5.000%	12/15/15	4,000	4,268
New York State Urban Development Corp.
Revenue	5.000%	1/1/16	22,360	23,871
New York State Urban Development Corp.
Revenue	5.250%	1/1/17	12,000	13,374
New York State Urban Development Corp.
Revenue	5.250%	1/1/18	36,140	41,404
New York State Urban Development Corp.
Revenue	5.250%	1/1/22	7,500	8,632
New York State Urban Development Corp.
Revenue	4.375%	3/15/22	9,020	9,948
New York State Urban Development Corp.
Revenue	5.000%	12/15/22	2,000	2,320
New York State Urban Development Corp.
Revenue	5.000%	12/15/23	2,615	3,027
New York State Urban Development Corp.
Revenue	5.000%	1/1/26	7,910	8,899
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	12/15/18	20,000	23,347
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	12/15/19	30,760	36,302
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	12/15/20	36,240	43,029
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.500%	3/15/21 (14)	10,000	12,251
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	12/15/21	18,310	21,641
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.500%	3/15/22 (14)	21,000	25,951
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/23	11,150	13,467
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	12/15/23	7,180	8,104
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/26	18,425	21,454
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/28	6,950	7,915
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/30	14,910	16,965
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/31	16,000	18,180
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/31	10,000	11,310
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/31	28,030	31,850
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/33	30,890	34,876
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/33	28,000	31,613

New York State Urban Development Corp.
Revenue (Service Contract)	5.000%	1/1/15	50,000	51,022
New York State Urban Development Corp.
Revenue (Service Contract)	5.000%	1/1/18	8,000	9,098
New York State Urban Development Corp.
Revenue (Service Contract)	5.000%	1/1/18	24,275	27,607
New York State Urban Development Corp.
Revenue (Service Contract)	5.000%	1/1/19	3,625	4,199
New York State Urban Development Corp.
Revenue (Service Contract)	5.250%	1/1/19 (4)	7,050	7,978
New York State Urban Development Corp.
Revenue (Service Contract)	5.000%	1/1/20	8,165	9,577
New York State Urban Development Corp.
Revenue (Service Contract)	5.000%	1/1/21	11,345	13,160
New York State Urban Development Corp.
Revenue (Service Contract)	5.000%	1/1/22	5,120	5,876
New York State Urban Development Corp.
Revenue (Service Contract)	5.250%	1/1/25	15,000	17,146
New York State Urban Development Corp.
Revenue (Service Contract) VRDO	0.060%	8/7/14	17,315	17,315
New York State Urban Development Corp.
Revenue (Service Contract) VRDO	0.080%	8/7/14	4,900	4,900
Niagara NY Area Development Corp. Revenue
(Niagara University Project)	5.000%	5/1/17	250	273
Niagara NY Area Development Corp. Revenue
(Niagara University Project)	5.000%	5/1/18	280	310
Niagara NY Area Development Corp. Revenue
(Niagara University Project)	5.000%	5/1/19	350	392
Port Authority of New York & New Jersey
Revenue	5.250%	7/15/30	18,635	21,126
Port Authority of New York & New Jersey
Revenue	5.000%	6/1/33	10,000	11,433
Port Authority of New York & New Jersey
Special Obligation Revenue (John F. Kennedy
International Air Terminal LLC)	6.500%	12/1/28	25,000	26,644
Tobacco Settlement Financing Corp. New York
Revenue	5.000%	6/1/15	15,000	15,611
Tobacco Settlement Financing Corp. New York
Revenue	5.000%	6/1/22	13,040	14,085
Tobacco Settlement Financing Corp. New York
Revenue	5.000%	6/1/22	5,000	5,573
Triborough Bridge & Tunnel Authority New York
Revenue	5.250%	11/15/14	3,130	3,176
Triborough Bridge & Tunnel Authority New York
Revenue	5.250%	11/15/15	3,000	3,196
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	1/1/16	3,000	3,199
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/16	2,000	2,206
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	5/15/18 (Prere.)	4,550	5,272
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/25	24,975	28,321
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	1/1/26	15,000	17,491
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	1/1/28	15,000	17,218

Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/30	7,415	8,353
Triborough Bridge & Tunnel Authority New York
Revenue PUT	5.000%	11/15/14	20,000	20,272
Triborough Bridge & Tunnel Authority New York
Revenue PUT	5.000%	11/15/15	20,000	21,189
Triborough Bridge & Tunnel Authority New York
Revenue VRDO	0.060%	8/1/14 LOC	3,300	3,300
United Nations Development Corp. New York
Revenue	5.000%	7/1/21	7,200	8,230
Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/29	33,000	38,769
Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/30	17,500	20,449
Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/31	25,340	29,453
Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/32	15,350	17,746
Westchester County NY GO	5.000%	7/1/21	12,315	14,916
Westchester County NY Health Care Corp.
Revenue	5.000%	11/1/30	1,935	2,062
Westchester County NY Health Care Corp.
Revenue	6.000%	11/1/30	1,000	1,134
				6,610,151
North Carolina (1.3%)
Board of Governors of the University of North
Carolina Revenue (University of North
Carolina Hospitals at Chapel Hill) VRDO	0.070%	8/7/14	16,115	16,115
Charlotte NC COP	5.000%	6/1/16	2,000	2,170
Charlotte NC GO	5.000%	7/1/16	5,000	5,449
Charlotte NC GO	5.000%	7/1/22	3,280	4,005
Charlotte NC GO	5.000%	7/1/23	3,355	4,057
Charlotte-Mecklenburg NC Hospital Authority
Health Care System Revenue (Carolinas
HealthCare System) VRDO	0.050%	8/1/14	5,155	5,155
Durham Capital Financing Corp. North Carolina
Limited Obligation Revenue	5.000%	6/1/33	3,210	3,638
Forsyth County NC GO VRDO	0.060%	8/7/14	2,220	2,220
Guilford County NC GO	5.000%	3/1/22	3,220	3,905
Mecklenburg County NC COP	5.000%	2/1/22	3,390	3,840
Mecklenburg County NC COP	5.000%	2/1/23	1,200	1,351
Mecklenburg County NC COP	5.000%	2/1/25	1,000	1,114
Mecklenburg County NC COP	4.750%	2/1/26	2,500	2,699
Mecklenburg County NC GO	5.000%	2/1/17	3,635	4,046
Mecklenburg County NC GO	5.000%	3/1/17	1,000	1,116
Mecklenburg County NC GO	5.000%	3/1/20	3,715	4,325
Mecklenburg County NC GO	5.000%	2/1/21	1,120	1,349
New Hanover County NC Hospital Revenue
(New Hanover Regional Medical Center
Project)	5.000%	10/1/27 (4)	9,900	10,717
1 North Carolina Capital Facilities Finance Agency
Revenue (Duke University Project) TOB
VRDO	0.080%	8/1/14	9,200	9,200
1 North Carolina Capital Facilities Finance Agency
Revenue (Duke University Project) TOB
VRDO	0.050%	8/7/14	1,900	1,900

North Carolina Capital Facilities Financial Solid
Waste Disposal Revenue (Duke Energy)	4.375%	10/1/31	4,250	4,467
North Carolina Capital Improvement Revenue	5.000%	5/1/17	11,115	12,451
North Carolina Capital Improvement Revenue	5.000%	5/1/19	15,500	18,113
North Carolina Capital Improvement Revenue	5.000%	5/1/20	15,385	18,198
North Carolina Capital Improvement Revenue	5.000%	5/1/21	13,495	16,112
North Carolina Capital Improvement Revenue	5.000%	5/1/27	30,510	35,272
North Carolina Capital Improvement Revenue	5.000%	5/1/29	28,585	32,708
North Carolina Eastern Municipal Power Agency
Power Systems Revenue	3.000%	1/1/16	1,815	1,883
North Carolina Eastern Municipal Power Agency
Power Systems Revenue	5.000%	1/1/16	1,500	1,598
North Carolina Eastern Municipal Power Agency
Power Systems Revenue	5.000%	1/1/16	5,000	5,328
North Carolina Eastern Municipal Power Agency
Power Systems Revenue	5.000%	1/1/16	4,000	4,262
North Carolina Eastern Municipal Power Agency
Power Systems Revenue	5.000%	1/1/26	22,510	24,968
North Carolina Eastern Municipal Power Agency
Power Systems Revenue	5.500%	1/1/26	3,000	3,342
North Carolina GAN PUT	4.000%	3/1/18	11,000	11,968
North Carolina GO	5.000%	6/1/16	15,050	16,346
North Carolina GO	5.000%	9/1/16	1,165	1,278
North Carolina GO	5.000%	3/1/17	1,925	2,149
North Carolina GO	5.000%	3/1/17 (Prere.)	700	782
North Carolina GO	5.000%	3/1/17 (Prere.)	9,300	10,387
North Carolina GO	5.000%	6/1/19	5,000	5,889
North Carolina GO	4.000%	5/1/23	39,470	45,244
North Carolina Infrastructure Financial Corp.
Capital Improvements COP	5.000%	2/1/18 (4)	9,675	10,715
North Carolina Infrastructure Financial Corp.
Capital Improvements COP	5.000%	2/1/19 (4)	10,000	11,069
North Carolina Medical Care Commission Health
Care Facilities Revenue (Cape Fear Valley
Health System)	5.000%	10/1/21	8,610	9,861
North Carolina Medical Care Commission Health
Care Facilities Revenue (Cape Fear Valley
Health System)	5.000%	10/1/22	9,155	10,440
North Carolina Medical Care Commission Health
Care Facilities Revenue (Novant Health
Obligated Group)	5.000%	11/1/30	2,435	2,619
North Carolina Medical Care Commission Health
Care Facilities Revenue (WakeMed)	5.000%	10/1/31	12,500	13,700
North Carolina Medical Care Commission
Hospital Revenue (North Carolina Baptist
Hospital)	5.000%	6/1/20	1,375	1,599
North Carolina Medical Care Commission
Hospital Revenue (North Carolina Baptist
Hospital)	5.000%	6/1/21	5,000	5,732
North Carolina Medical Care Commission
Hospital Revenue (North Carolina Baptist
Hospital)	5.000%	6/1/22	5,000	5,648
North Carolina Medical Care Commission
Hospital Revenue (Southeastern Regional
Medical Center)	5.000%	6/1/23	1,825	2,060

North Carolina Medical Care Commission
Hospital Revenue (Southeastern Regional
Medical Center)	5.000%	6/1/25	1,035	1,148
North Carolina Municipal Power Agency
Revenue	5.250%	1/1/18	5,000	5,718
North Carolina Municipal Power Agency
Revenue	5.250%	1/1/19	3,085	3,494
North Carolina Municipal Power Agency
Revenue	5.250%	1/1/20	2,000	2,238
North Carolina Municipal Power Agency
Revenue	5.000%	1/1/30	4,500	4,992
North Carolina State University at Raleigh
General Revenue	5.000%	10/1/25	2,655	3,210
University of North Carolina University System
Revenue	5.250%	10/1/27	1,720	1,967
University of North Carolina University System
Revenue	5.250%	10/1/28	1,590	1,831
Wake County NC GO	5.000%	3/1/21	3,125	3,769
Wake County NC GO	5.000%	6/1/28	3,000	3,453
Winston-Salem NC Revenue	4.000%	3/1/15	2,400	2,454
Winston-Salem NC Water & Sewer System
Revenue VRDO	0.050%	8/7/14	8,320	8,320
				477,153
North Dakota (0.0%)
Burleigh County ND Health Care Revenue (St.
Alexis Medical Center Project)	5.000%	7/1/28	1,500	1,591
Burleigh County ND Health Care Revenue (St.
Alexis Medical Center Project)	5.000%	7/1/29	1,000	1,057
Burleigh County ND Health Care Revenue (St.
Alexis Medical Center Project)	5.000%	7/1/31	1,300	1,369
				4,017
Ohio (3.1%)
Akron OH Bath & Copley Joint Township
Hospital District Revenue (Children's Hospital
Medical Center of Akron)	5.000%	11/15/32	7,500	8,101
Akron OH GO	5.000%	12/1/15 (Prere.)	5,300	5,639
Akron OH Income Tax Revenue (Community
Learning Centers)	5.000%	12/1/27	5,830	6,680
Allen County OH Hospital Facilities Revenue
(Catholic Healthcare Partners)	5.000%	9/1/17	14,645	16,373
Allen County OH Hospital Facilities Revenue
(Catholic Healthcare Partners)	5.250%	9/1/27	30,000	33,043
American Municipal Power Ohio Inc. Revenue
(Fremont Energy Center Project)	5.000%	2/15/23	2,375	2,753
American Municipal Power Ohio Inc. Revenue
(Fremont Energy Center Project)	5.250%	2/15/29	6,120	6,880
American Municipal Power Ohio Inc. Revenue
(Fremont Energy Center Project)	5.000%	2/15/31	9,145	9,971
American Municipal Power Ohio Inc. Revenue
(Fremont Energy Center Project)	5.000%	2/15/32	13,480	14,633
American Municipal Power Ohio Inc. Revenue
(Hydroelectric Projects)	5.250%	2/15/18	16,000	18,319
American Municipal Power Ohio Inc. Revenue
(Hydroelectric Projects)	5.250%	2/15/19	13,050	15,225
American Municipal Power Ohio Inc. Revenue
(Hydroelectric Projects)	5.000%	2/15/20	10,310	12,055

American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project)	5.000%	2/15/16	4,000	4,281
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project)	5.000%	2/15/17	6,770	7,506
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project)	5.000%	2/15/24 (12)	5,000	5,463
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project)	5.250%	2/15/28	17,555	19,137
Buckeye Tobacco Settlement Financing
Authority Ohio Revenue	5.125%	6/1/24	22,345	18,656
Cincinnati OH City School District GO	5.250%	12/1/20 (14)	7,000	8,397
Cincinnati OH City School District GO	5.250%	6/1/21	3,810	4,501
Cincinnati OH City School District GO	5.250%	12/1/21 (14)	5,710	6,890
Cincinnati OH City School District GO	5.250%	6/1/22	3,180	3,747
Cincinnati OH City School District GO	5.250%	12/1/22 (14)	10,000	12,136
Cleveland OH Municipal School District GO	5.000%	12/1/26	1,660	1,886
Cleveland OH Municipal School District GO	5.000%	12/1/27	1,000	1,129
Cleveland OH Public Power System Revenue	5.000%	11/15/20 (14)	4,500	4,903
Cleveland OH Public Power System Revenue	5.000%	11/15/21 (14)	7,455	8,108
Cleveland OH Public Power System Revenue	5.000%	11/15/22 (14)	14,065	15,270
Cleveland OH Public Power System Revenue	5.000%	11/15/23 (14)	7,505	8,125
Cleveland OH Public Power System Revenue	5.000%	11/15/24 (14)	7,350	7,958
Cleveland OH Water Revenue	5.000%	1/1/23	2,400	2,836
Cleveland OH Water Revenue	5.000%	1/1/25	2,500	2,915
Cleveland OH Water Revenue	5.000%	1/1/26	2,250	2,604
Cleveland State University Ohio General
Receipts Revenue	5.000%	6/1/29	5,000	5,515
Cleveland State University Ohio General
Receipts Revenue	5.000%	6/1/30	5,225	5,728
Cleveland State University Ohio General
Receipts Revenue	5.000%	6/1/31	8,640	9,425
Cleveland State University Ohio General
Receipts Revenue	5.000%	6/1/32	9,060	9,840
Cleveland-Cuyahoga County OH Port Authority
Revenue (Carnegie/89th Garage & Service
Center LLC Project) VRDO	0.070%	8/7/14 LOC	15,300	15,300
Cleveland-Cuyahoga County OH Port Authority
Revenue (Cleveland Museum of Art Project)
VRDO	0.050%	8/7/14	15,250	15,250
Cleveland-Cuyahoga County OH Port Authority
Revenue (Cleveland Museum of Art Project)
VRDO	0.060%	8/7/14	4,115	4,115
Columbus OH City School District GO	4.000%	12/1/17	1,000	1,105
Columbus OH City School District School
Facilities Construction & Improvement GO	5.000%	12/1/16 (4)	6,000	6,627
Columbus OH City School District School
Facilities Construction & Improvement GO	4.000%	12/1/19	2,000	2,226
Columbus OH GO	5.000%	7/1/16	2,500	2,724
Columbus OH GO	5.000%	2/15/22	3,000	3,632
Columbus OH GO	5.000%	7/1/23	6,400	7,835
Columbus OH Metropolitan Library Special
Obligation Revenue	5.000%	12/1/24	1,325	1,522
Columbus OH Regional Airport Authority Airport
Revenue (Oasbo Expanded Asset Program)
VRDO	0.060%	8/7/14 LOC	2,920	2,920

Cuyahoga County OH Economic Development
Revenue (Med Mart/Convention Center
Project)	5.000%	12/1/20	7,000	8,192
Cuyahoga County OH Economic Development
Revenue (Med Mart/Convention Center
Project)	5.000%	12/1/21	7,300	8,394
Cuyahoga County OH GO	5.000%	12/1/19	2,120	2,501
Cuyahoga OH Community College District
Revenue	5.000%	8/1/22	6,610	7,560
Cuyahoga OH Community College District
Revenue	5.000%	8/1/23	3,470	3,935
Cuyahoga OH Community College District
Revenue	5.000%	8/1/24	2,500	2,820
Dayton OH City School District GO	5.000%	11/1/21	9,210	10,930
Dayton OH City School District GO	5.000%	11/1/22	5,500	6,554
Fairfield County OH Hospital Facilities Revenue
(Fairfield Medical Center)	5.125%	6/15/33	11,000	11,696
Franklin County OH Hospital Facilities Revenue
(OhioHealth Corp.) VRDO	0.040%	8/7/14	18,100	18,100
Franklin County OH Hospital Revenue
(Nationwide Children's Hospital Project)
VRDO	0.050%	8/7/14	1,645	1,645
Franklin County OH Hospital Revenue
(Nationwide Hospital) VRDO	0.040%	8/7/14	5,700	5,700
Hamilton County OH Economic Development
Revenue (King Highland Community Urban
Redevelopment Corp. - University of
Cincinnati Lessee Project)	5.000%	6/1/33 (14)	5,000	5,264
Hamilton County OH Sales Tax Revenue	5.000%	12/1/18 (2)	7,950	8,740
Hamilton County OH Sales Tax Revenue	5.000%	12/1/19 (2)	22,380	24,581
Hamilton County OH Sales Tax Revenue	5.000%	12/1/23 (2)	18,515	20,255
Huber Heights OH City School District GO	4.750%	12/1/24	890	1,019
Huber Heights OH City School District GO	4.875%	12/1/27	150	171
Huber Heights OH City School District GO	5.000%	12/1/28	1,000	1,139
Huber Heights OH City School District GO	5.000%	12/1/30	1,000	1,127
Kent State University OH Revenue	5.000%	5/1/29	1,000	1,131
Kent State University OH Revenue	5.000%	5/1/30	1,750	1,971
Kent State University OH Revenue	5.000%	5/1/31	4,000	4,485
Lorain County OH Hospital Facilities Revenue
(Catholic Healthcare Partners)	5.000%	4/1/16 (4)	6,200	6,665
Lorain County OH Hospital Facilities Revenue
(Catholic Healthcare Partners)	5.000%	4/1/16 (4)	6,200	6,665
Lorain County OH Hospital Facilities Revenue
(Catholic Healthcare Partners)	5.000%	4/1/17 (4)	6,600	7,297
Lorain County OH Hospital Facilities Revenue
(Catholic Healthcare Partners)	5.000%	4/1/17 (4)	6,600	7,297
Lorain County OH Hospital Facilities Revenue
(Catholic Healthcare Partners)	5.000%	4/1/18 (4)	7,300	8,243
Lorain County OH Hospital Facilities Revenue
(Catholic Healthcare Partners)	5.000%	4/1/18 (4)	7,300	8,243
1 Lorain County OH Hospital Facilities Revenue
(Catholic Healthcare Partners) TOB VRDO	0.230%	8/7/14	1,900	1,900
Lucas County OH Hospital Revenue (ProMedica
Healthcare Obligated Group)	5.000%	11/15/26	11,920	13,389
Lucas County OH Hospital Revenue (ProMedica
Healthcare Obligated Group)	5.750%	11/15/31	6,000	6,983

Miami University of Ohio General Receipts
Revenue	5.000%	9/1/31	2,000	2,221
Middletown OH Hospital Facilities Revenue
(Atrium Medical Center) VRDO	0.050%	8/7/14 LOC	6,000	6,000
Montgomery County OH Revenue (Miami Valley
Hospital) VRDO	0.040%	8/1/14	9,000	9,000
Montgomery County OH Revenue (Miami Valley
Hospital) VRDO	0.040%	8/1/14	5,700	5,700
Montgomery County OH Revenue (Miami Valley
Hospital) VRDO	0.040%	8/1/14	1,200	1,200
Ohio Building Authority Revenue (Administration
Building Fund)	5.000%	10/1/19	5,000	5,883
Ohio Building Authority Revenue (Administration
Building Fund)	5.000%	10/1/26	1,975	2,244
Ohio Building Authority Revenue (Adult
Correctional Building)	5.250%	4/1/17	5,565	6,265
Ohio Building Authority Revenue (Adult
Correctional Building)	5.125%	4/1/30	1,475	1,637
Ohio Capital Facilities Lease Appropriation
Revenue	5.000%	2/1/23	2,075	2,482
Ohio Common Schools GO	5.000%	9/15/19	9,655	11,360
Ohio GO	5.000%	8/1/14	6,500	6,500
Ohio GO	5.000%	8/1/14	8,265	8,265
Ohio GO	5.000%	8/1/14	6,670	6,670
Ohio GO	5.000%	9/15/14	2,155	2,168
Ohio GO	5.500%	11/1/14	7,000	7,095
Ohio GO	5.000%	3/15/16 (Prere.)	12,755	13,732
Ohio GO	5.000%	3/15/16 (Prere.)	13,000	13,995
Ohio GO	5.000%	5/1/16 (Prere.)	7,710	8,345
Ohio GO	5.000%	8/1/16	3,000	3,280
Ohio GO	5.000%	9/1/16	2,870	3,148
Ohio GO	5.000%	9/15/16	5,415	5,944
Ohio GO	5.000%	9/15/16	5,130	5,636
Ohio GO	5.000%	9/15/19	9,025	10,648
Ohio GO	5.000%	4/1/21	4,440	5,263
Ohio GO VRDO	0.060%	8/7/14	14,065	14,065
Ohio GO VRDO	0.060%	8/7/14	16,220	16,220
Ohio Higher Education GO	5.000%	5/1/16 (Prere.)	7,405	8,015
Ohio Higher Educational Facility Commission
Revenue (Cleveland Clinic Health System
Obligated Group)	5.000%	1/1/29	4,500	5,091
Ohio Higher Educational Facility Commission
Revenue (Cleveland Clinic Health System
Obligated Group) VRDO	0.030%	8/1/14	8,450	8,450
Ohio Higher Educational Facility Commission
Revenue (Cleveland Clinic Health System
Obligated Group) VRDO	0.060%	8/1/14	21,885	21,885
Ohio Higher Educational Facility Commission
Revenue (Denison University Project)	5.000%	11/1/26	4,000	4,480
Ohio Higher Educational Facility Commission
Revenue (Denison University Project)	5.000%	11/1/32	1,880	2,068
Ohio Higher Educational Facility Commission
Revenue (Oberlin College Project)	5.000%	10/1/19	24,015	28,276
Ohio Higher Educational Facility Commission
Revenue (University of Dayton Project)	5.000%	12/1/33 (3)	2,500	2,673
Ohio Highway Capital Improvements GO	5.000%	5/1/16	11,010	11,907
Ohio Highway Capital Improvements GO	5.000%	5/1/27	10,220	11,895

Ohio Hospital Revenue (Cleveland Clinic Health
System Obligated Group)	5.000%	1/1/27	9,330	10,349
Ohio Hospital Revenue (Cleveland Clinic Health
System Obligated Group)	5.125%	1/1/28	11,670	12,984
1 Ohio Hospital Revenue (Cleveland Clinic Health
System Obligated Group) TOB VRDO	0.080%	8/1/14	12,400	12,400
Ohio Housing Finance Agency Residential
Mortgage Revenue	6.125%	9/1/28	1,880	1,977
Ohio Infrastructure Improvement GO VRDO	0.060%	8/7/14	7,875	7,875
Ohio Major New State Infrastructure Project
Revenue	5.000%	6/15/16	5,000	5,423
Ohio Major New State Infrastructure Project
Revenue	5.000%	6/15/16 (4)	5,000	5,423
Ohio Major New State Infrastructure Project
Revenue	5.500%	6/15/20	4,000	4,654
Ohio Major New State Infrastructure Project
Revenue	5.000%	12/15/23	3,250	3,854
Ohio State University General Receipts
Revenue	5.000%	12/1/18 (Prere.)	250	292
Ohio State University General Receipts
Revenue	5.000%	12/1/19 (Prere.)	215	255
Ohio State University General Receipts
Revenue	5.000%	12/1/20	3,535	4,099
Ohio State University General Receipts
Revenue	5.000%	12/1/26	2,250	2,578
Ohio State University Revenue VRDO	0.060%	8/7/14	10,000	10,000
Ohio Turnpike Commission Turnpike Revenue	5.000%	2/15/22	1,750	2,040
Ohio Turnpike Commission Turnpike Revenue	5.000%	2/15/28	2,000	2,257
Ohio Turnpike Commission Turnpike Revenue	5.250%	2/15/29	3,000	3,420
Ohio Turnpike Commission Turnpike Revenue	5.000%	2/15/31	7,195	8,041
Ohio Water Development Authority Drinking
Water Assistance Fund Revenue	5.250%	12/1/19	5,775	6,911
Ohio Water Development Authority Drinking
Water Assistance Fund Revenue	5.000%	12/1/20	3,585	4,112
Ohio Water Development Authority Drinking
Water Assistance Fund Revenue	5.250%	12/1/20	5,570	6,755
1 Ohio Water Development Authority Fresh Water
Revenue TOB VRDO	0.210%	8/7/14	5,910	5,910
Ohio Water Development Authority Pollution
Control Revenue (FirstEnergy Nuclear
Generation Corp. Project) PUT	2.200%	6/1/16	10,000	10,047
Ohio Water Development Authority Pollution
Control Revenue (Water Quality)	5.000%	6/1/23	12,500	15,323
Ohio Water Development Authority Pollution
Control Revenue (Water Quality)	5.000%	6/1/24	3,325	4,105
Ohio Water Development Authority Water
Pollution Control Loan Fund Revenue	5.250%	6/1/18	5,635	6,564
Ohio Water Development Authority Water
Pollution Control Loan Fund Revenue	5.000%	12/1/19	5,000	5,928
Ohio Water Development Authority Water
Pollution Control Loan Fund Revenue	5.000%	6/1/21	9,160	10,998
Penta Career Center Ohio COP	5.250%	4/1/23	2,480	2,898
Scioto County OH Hospital Facilities Revenue
(Southern Ohio Medical Center)	5.000%	2/15/15	3,040	3,101
Scioto County OH Hospital Facilities Revenue
(Southern Ohio Medical Center)	5.000%	2/15/16	3,190	3,359

Scioto County OH Hospital Facilities Revenue
(Southern Ohio Medical Center)	5.000%	2/15/17	3,350	3,616
Scioto County OH Hospital Facilities Revenue
(Southern Ohio Medical Center)	5.000%	2/15/18	3,520	3,860
Scioto County OH Hospital Facilities Revenue
(Southern Ohio Medical Center)	5.000%	2/15/19	3,195	3,456
Scioto County OH Hospital Facilities Revenue
(Southern Ohio Medical Center)	5.000%	2/15/20	3,680	3,959
Scioto County OH Hospital Facilities Revenue
(Southern Ohio Medical Center)	5.500%	2/15/28	17,000	18,340
University of Akron Ohio General Receipts
Revenue	5.000%	1/1/23 (4)	8,010	9,145
University of Akron Ohio General Receipts
Revenue	5.000%	1/1/24 (4)	3,335	3,786
University of Akron Ohio General Receipts
Revenue	5.000%	1/1/25 (4)	2,500	2,830
University of Akron Ohio General Receipts
Revenue	5.000%	1/1/26 (4)	2,000	2,252
University of Akron Ohio General Receipts
Revenue	5.000%	1/1/27 (4)	2,000	2,244
University of Akron Ohio General Receipts
Revenue	5.000%	1/1/28 (4)	2,500	2,791
University of Cincinnati Ohio COP	5.000%	6/1/17 (14)	3,180	3,292
University of Cincinnati Ohio General Receipts
Revenue	5.000%	6/1/22	2,455	2,963
University of Cincinnati Ohio General Receipts
Revenue	5.000%	6/1/29	6,385	7,289
University of Cincinnati Ohio General Receipts
Revenue	5.000%	6/1/30	1,000	1,136
				1,159,073
Oklahoma (0.3%)
Oklahoma Capitol Improvement Authority
Facilities Revenue	5.000%	7/1/15 (Prere.)	18,070	18,867
Oklahoma Capitol Improvement Authority
Facilities Revenue	5.000%	7/1/15 (Prere.)	12,000	12,530
Oklahoma Capitol Improvement Authority
Facilities Revenue	5.000%	7/1/22	1,350	1,629
Oklahoma Capitol Improvement Authority
Facilities Revenue	5.000%	7/1/23	2,500	3,034
Oklahoma Capitol Improvement Authority
Facilities Revenue	5.000%	7/1/24	1,500	1,834
Oklahoma Capitol Improvement Authority
Facilities Revenue	5.000%	7/1/25	3,000	3,629
Oklahoma Capitol Improvement Authority
Facilities Revenue	5.000%	7/1/26	2,500	2,994
Oklahoma Capitol Improvement Authority
Facilities Revenue	5.000%	7/1/27	3,000	3,561
Oklahoma Capitol Improvement Authority
Facilities Revenue	5.000%	7/1/28	2,000	2,364
Oklahoma Capitol Improvement Authority
Facilities Revenue	5.000%	7/1/29	2,500	2,935
Oklahoma Capitol Improvement Authority
Facilities Revenue	5.000%	7/1/30	2,500	2,914
Oklahoma City OK GO	5.000%	3/1/17	7,335	8,190
Oklahoma City OK Water Utilities Trust Water &
Sewer Revenue	5.000%	7/1/23	1,500	1,830

Oklahoma City OK Water Utilities Trust Water &
Sewer Revenue	5.000%	7/1/31	4,255	4,945
Oklahoma City OK Water Utilities Trust Water &
Sewer Revenue	5.000%	7/1/32	5,000	5,786
Oklahoma Development Finance Authority
Health System Revenue (Integris Baptist)	5.000%	8/15/24	12,100	13,430
Oklahoma Municipal Power Authority Power
Supply System Revenue	5.875%	1/1/28	1,045	1,185
Oklahoma Turnpike Authority Revenue	5.000%	1/1/17	7,000	7,761
Oklahoma Turnpike Authority Revenue	5.000%	1/1/27	1,160	1,332
University of Oklahoma Revenue	5.000%	7/1/29	1,895	2,196
University of Oklahoma Revenue	5.000%	7/1/30	2,230	2,573
University of Oklahoma Revenue	5.000%	7/1/31	2,000	2,299
University of Oklahoma Revenue	5.000%	7/1/32	670	767
				108,585
Oregon (0.6%)
Oregon Department of Administrative Services
COP	5.000%	11/1/19	2,000	2,355
Oregon Department of Administrative Services
COP	5.000%	11/1/20	9,660	11,320
Oregon Department of Administrative Services
COP	5.000%	5/1/23	3,130	3,586
Oregon Department of Administrative Services
COP	5.000%	5/1/24	1,750	1,998
Oregon Department of Administrative Services
COP	5.000%	5/1/25	2,220	2,526
Oregon Department of Administrative Services
COP	5.000%	5/1/26	3,520	3,991
Oregon Department of Administrative Services
Lottery Revenue	5.000%	4/1/16	1,750	1,887
Oregon Department of Administrative Services
Lottery Revenue	5.000%	4/1/17 (Prere.)	5,675	6,344
Oregon Department of Administrative Services
Lottery Revenue	5.000%	4/1/23	1,430	1,742
Oregon Department of Administrative Services
Lottery Revenue	5.000%	4/1/23	6,355	7,742
Oregon Department of Administrative Services
Lottery Revenue	5.000%	4/1/24	7,000	8,608
Oregon Department of Administrative Services
Lottery Revenue	5.000%	4/1/25	2,130	2,595
Oregon Department of Administrative Services
Lottery Revenue	5.000%	4/1/25	8,015	9,765
Oregon Department of Administrative Services
Lottery Revenue	5.000%	4/1/31	11,010	12,697
Oregon Department of Administrative Services
Lottery Revenue	5.250%	4/1/31	6,200	7,233
Oregon Department of Administrative Services
Lottery Revenue	5.000%	4/1/32	5,560	6,385
Oregon Department of Administrative Services
Lottery Revenue	5.000%	4/1/33	5,545	6,340
Oregon Department of Transportation Highway
User Tax Revenue	5.000%	11/15/27	2,000	2,414
Oregon Department of Transportation Highway
User Tax Revenue	5.000%	11/15/28	3,500	4,205
Oregon Department of Transportation Highway
User Tax Revenue	5.000%	11/15/29	5,000	5,972

Oregon Department of Transportation Highway
User Tax Revenue	5.000%	11/15/30	2,500	2,962
Oregon Facilities Authority Revenue (Legacy
Health Project)	5.250%	5/1/20	6,085	7,201
Oregon Facilities Authority Revenue (Legacy
Health Project)	5.250%	5/1/21	7,500	8,938
Oregon Facilities Authority Revenue
(PeaceHealth)	5.000%	11/15/22	1,000	1,183
Oregon Facilities Authority Revenue
(PeaceHealth)	5.000%	11/15/23	1,250	1,478
Oregon Facilities Authority Revenue
(PeaceHealth)	5.000%	11/15/26	1,810	2,076
Oregon Facilities Authority Revenue
(PeaceHealth)	5.000%	11/15/27	2,000	2,279
Oregon Facilities Authority Revenue
(PeaceHealth)	5.000%	11/15/28	2,500	2,815
Oregon Facilities Authority Revenue
(PeaceHealth)	5.000%	11/15/29	1,420	1,595
Oregon GO	5.000%	5/1/15	1,500	1,555
Oregon GO	5.000%	5/1/15	2,475	2,566
Oregon GO	5.000%	5/1/15	4,000	4,147
Oregon GO	5.000%	11/1/15	5,860	6,214
Oregon GO	5.000%	5/1/16	1,750	1,894
Oregon GO	5.000%	5/1/18	1,500	1,730
Oregon GO	5.000%	11/1/18	3,750	4,379
Oregon GO	5.000%	5/1/19	2,770	3,256
Oregon GO	5.000%	5/1/26	1,570	1,804
Oregon GO	5.000%	5/1/26	1,490	1,712
Oregon GO	5.000%	5/1/27	2,415	2,758
Oregon GO	5.000%	5/1/27	2,460	2,809
Oregon GO	5.000%	5/1/28	5,165	5,896
Oregon GO	5.000%	5/1/28	2,755	3,145
Oregon GO	5.000%	5/1/29	2,890	3,280
Oregon GO	5.000%	5/1/30	5,685	6,430
Oregon GO	5.000%	5/1/31	3,370	3,803
Oregon GO	5.000%	5/1/31	1,760	1,986
Oregon GO	5.000%	5/1/31	2,915	3,383
Oregon GO	5.000%	5/1/32	2,060	2,380
Oregon GO	5.000%	11/1/32	1,440	1,675
Oregon GO (Oregon University System
Projects)	5.250%	8/1/28	1,650	1,930
Oregon GO (Oregon University System
Projects)	5.250%	8/1/28	2,585	3,023
Oregon GO (Oregon University System
Projects)	5.250%	8/1/29	2,725	3,173
Oregon GO (Oregon University System
Projects)	5.250%	8/1/30	2,050	2,380
Oregon GO (Oregon University System
Projects)	5.250%	8/1/30	2,865	3,326
Oregon GO (Oregon University System
Projects)	5.250%	8/1/31	3,015	3,484
Oregon GO (Veterans Welfare) VRDO	0.070%	8/1/14	6,400	6,400
Oregon Health & Science University Revenue	5.000%	7/1/23	1,000	1,170
Portland OR Sewer System Revenue	5.000%	8/1/18 (4)	11,470	12,243
				244,163
Pennsylvania (3.7%)
3 Allegheny County PA GO	3.000%	12/1/15	8,480	8,789

Allegheny County PA GO	5.000%	11/1/29	15,000	16,152
Allegheny County PA Higher Education Building
Authority University Revenue (Duquesne
University)	5.500%	3/1/29	1,290	1,445
Allegheny County PA Higher Education Building
Authority University Revenue (Duquesne
University)	5.500%	3/1/31	2,720	3,032
Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center)	0.871%	2/1/21	10,335	10,185
Allegheny County PA Port Authority Revenue	5.750%	3/1/29	17,000	19,933
Allentown PA Neighborhood Improvement Zone
Development Authority Tax Revenue	5.000%	5/1/24	2,795	3,055
Allentown PA Neighborhood Improvement Zone
Development Authority Tax Revenue	5.000%	5/1/28	2,310	2,444
Allentown PA Neighborhood Improvement Zone
Development Authority Tax Revenue	5.000%	5/1/29	3,740	3,936
Allentown PA Neighborhood Improvement Zone
Development Authority Tax Revenue	5.000%	5/1/31	3,000	3,129
Allentown PA Neighborhood Improvement Zone
Development Authority Tax Revenue	5.000%	5/1/32	3,685	3,819
Beaver County PA Industrial Development
Authority Pollution Control Revenue
(FirstEnergy Generation Project) PUT	2.200%	7/1/16	4,500	4,545
Beaver County PA Industrial Development
Authority Pollution Control Revenue
(FirstEnergy Generation Project) PUT	2.500%	6/1/17	4,500	4,565
Beaver County PA Industrial Development
Authority Pollution Control Revenue
(FirstEnergy Generation Project) PUT	2.700%	4/2/18	16,100	16,263
Blair County PA Hospital Authority Revenue
(Altoona Regional Health System)	4.500%	11/15/14 (Prere.)	1,410	1,428
Blair County PA Hospital Authority Revenue
(Altoona Regional Health System)	4.750%	11/15/14 (Prere.)	1,010	1,023
Blair County PA Hospital Authority Revenue
(Altoona Regional Health System)	5.000%	11/15/14 (Prere.)	1,100	1,115
Central Bradford PA Progress Authority
Revenue (Guthrie Healthcare System)	5.500%	12/1/31	12,500	14,543
Commonwealth Financing Authority
Pennsylvania Revenue	5.000%	6/1/21 (4)	3,940	4,561
Commonwealth Financing Authority
Pennsylvania Revenue	5.000%	6/1/24 (14)	14,050	14,571
Commonwealth Financing Authority
Pennsylvania Revenue	5.000%	6/1/25	875	989
Commonwealth Financing Authority
Pennsylvania Revenue	5.000%	6/1/25 (14)	9,500	9,852
Commonwealth Financing Authority
Pennsylvania Revenue	5.000%	6/1/32	7,715	8,353
Cumberland County PA Municipal Authority
Revenue (Diakon Lutheran Social Ministries
Project)	5.250%	1/1/17	2,375	2,605
Cumberland County PA Municipal Authority
Revenue (Diakon Lutheran Social Ministries
Project)	5.500%	1/1/18	2,735	3,093
Cumberland County PA Municipal Authority
Revenue (Diakon Lutheran Social Ministries
Project)	5.750%	1/1/20	3,415	3,892

Cumberland County PA Municipal Authority
Revenue (Diakon Lutheran Social Ministries
Project)	6.000%	1/1/21	4,190	4,738
Dauphin County PA General Authority Health
System Revenue (Pinnacle Health System
Project)	6.000%	6/1/29	14,800	16,494
Delaware County PA Authority Hospital
Revenue (Crozer-Keystone Obligated Group)	5.000%	12/15/17	3,790	3,991
Delaware County PA Authority Hospital
Revenue (Crozer-Keystone Obligated Group)	5.000%	12/15/18	3,985	4,159
Delaware County PA Authority Hospital
Revenue (Crozer-Keystone Obligated Group)	5.000%	12/15/19	4,175	4,342
Delaware County PA Authority Hospital
Revenue (Crozer-Keystone Obligated Group)	5.000%	12/15/26	2,070	2,083
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/23	4,850	5,488
Lancaster County PA Solid Waste Management
Authority Solid Waste Disposal System
Revenue	5.000%	12/15/33	5,750	6,313
Lancaster PA Higher Education Authority
College Revenue (Franklin & Marshall
College)	5.000%	4/15/22	3,500	3,752
Middletown PA School District GO	5.000%	3/1/31	3,030	3,352
Middletown PA School District GO	5.000%	3/1/32	3,375	3,719
Monroeville PA Finance Authority Revenue
(UPMC Health System)	5.000%	2/15/29	6,995	7,771
Montgomery County PA GO VRDO	0.060%	8/1/14	7,700	7,700
Montgomery County PA Higher Education &
Health Authority Hospital Revenue (Abington
Memorial Hospital)	5.000%	6/1/25	5,765	6,198
Montgomery County PA Higher Education &
Health Authority Hospital Revenue (Abington
Memorial Hospital)	5.000%	6/1/25	7,000	7,787
Montgomery County PA Higher Education &
Health Authority Hospital Revenue (Abington
Memorial Hospital)	5.000%	6/1/27	6,000	6,564
Montgomery County PA Higher Education &
Health Authority Hospital Revenue (Abington
Memorial Hospital)	5.000%	6/1/31	8,500	9,167
Northampton County PA General Purpose
Authority Hospital Revenue (St. Luke's
Hospital Project)	5.000%	8/15/20	1,000	1,088
Northampton County PA General Purpose
Authority Hospital Revenue (St. Luke's
Hospital Project)	5.125%	8/15/21	1,000	1,089
Northampton County PA General Purpose
Authority Hospital Revenue (St. Luke's
Hospital Project)	5.250%	8/15/22	1,000	1,086
Northampton County PA General Purpose
Authority Hospital Revenue (St. Luke's
Hospital Project)	5.250%	8/15/23	1,500	1,618
Northampton County PA General Purpose
Authority Hospital Revenue (St. Luke's
Hospital Project)	5.250%	8/15/24	3,000	3,216
1 Northampton County PA General Purpose
Authority University Revenue (Lehigh
University) TOB VRDO	0.060%	8/7/14 LOC	3,600	3,600

Pennsylvania Convention Center Authority
Revenue	6.700%	9/1/16 (ETM)	1,315	1,409
Pennsylvania Economic Development Financing
Authority Health System Revenue (Albert
Einstein Healthcare Network)	6.250%	10/15/23	3,110	3,481
Pennsylvania Economic Development Financing
Authority Pollution Control Revenue (PPL
Electric Utilities Corp. Project)	4.000%	10/1/23	17,500	18,478
Pennsylvania Economic Development Financing
Authority Revenue (UPMC Obligated Group)	5.000%	7/1/33	10,000	10,979
Pennsylvania Economic Development Financing
Authority Unemployment Compensation
Revenue	5.000%	7/1/20	20,000	23,398
Pennsylvania Economic Development Financing
Authority Unemployment Compensation
Revenue	5.000%	1/1/21	7,000	8,118
Pennsylvania Economic Development Financing
Authority Unemployment Compensation
Revenue	5.000%	7/1/22	15,000	16,240
Pennsylvania GO	5.000%	5/1/15	16,000	16,583
Pennsylvania GO	5.000%	8/1/15	5,120	5,368
Pennsylvania GO	5.000%	5/1/19	15,000	17,506
Pennsylvania GO	5.000%	7/1/19	24,925	29,187
Pennsylvania GO	5.000%	6/1/21	20,000	23,830
Pennsylvania GO	5.000%	7/1/21	32,365	38,597
Pennsylvania GO	5.375%	7/1/21	4,950	6,022
Pennsylvania GO	5.000%	6/1/22	19,450	23,317
Pennsylvania GO	5.000%	11/15/23	4,705	5,525
Pennsylvania GO	5.000%	4/1/25	7,500	8,876
Pennsylvania GO	4.000%	10/15/28	11,550	12,405
Pennsylvania GO	4.000%	6/15/30	24,400	25,786
Pennsylvania GO	5.000%	10/15/31	10,000	11,459
Pennsylvania Higher Education Assistance
Agency Revenue	5.000%	12/15/20	2,560	3,001
Pennsylvania Higher Education Assistance
Agency Revenue	5.000%	12/15/21	1,830	2,115
Pennsylvania Higher Educational Facilities
Authority Revenue (Foundation for Indiana
University of Pennsylvania Student Housing)	5.000%	7/1/27	1,745	1,888
Pennsylvania Higher Educational Facilities
Authority Revenue (Gwynedd Mercy College)
VRDO	0.050%	8/7/14 LOC	7,800	7,800
Pennsylvania Higher Educational Facilities
Authority Revenue (Higher Education System)	5.000%	6/15/15	4,200	4,376
Pennsylvania Higher Educational Facilities
Authority Revenue (Higher Education System)	5.000%	6/15/29	1,300	1,454
Pennsylvania Higher Educational Facilities
Authority Revenue (Higher Education System)	5.000%	6/15/29	4,125	4,688
Pennsylvania Higher Educational Facilities
Authority Revenue (La Salle University)	5.000%	5/1/24	1,435	1,586
Pennsylvania Higher Educational Facilities
Authority Revenue (La Salle University)	5.000%	5/1/25	1,670	1,821
Pennsylvania Higher Educational Facilities
Authority Revenue (La Salle University)	5.000%	5/1/26	1,690	1,828
Pennsylvania Higher Educational Facilities
Authority Revenue (La Salle University)	5.000%	5/1/29	2,000	2,151

Pennsylvania Higher Educational Facilities
Authority Revenue (Temple University)	5.000%	4/1/25	2,065	2,346
Pennsylvania Higher Educational Facilities
Authority Revenue (Temple University)	5.000%	4/1/26	1,140	1,284
Pennsylvania Higher Educational Facilities
Authority Revenue (Temple University)	5.000%	4/1/27	1,120	1,253
Pennsylvania Higher Educational Facilities
Authority Revenue (Temple University)	5.000%	4/1/28	3,085	3,420
Pennsylvania Higher Educational Facilities
Authority Revenue (Temple University)	5.000%	4/1/30	2,985	3,273
Pennsylvania Higher Educational Facilities
Authority Revenue (Temple University)	5.000%	4/1/31	3,500	3,818
Pennsylvania Higher Educational Facilities
Authority Revenue (Thomas Jefferson
University)	5.250%	9/1/19 (2)	2,935	3,406
Pennsylvania Higher Educational Facilities
Authority Revenue (Thomas Jefferson
University)	5.000%	3/1/27	700	783
Pennsylvania Higher Educational Facilities
Authority Revenue (Thomas Jefferson
University)	5.000%	3/1/28	1,650	1,828
Pennsylvania Higher Educational Facilities
Authority Revenue (Thomas Jefferson
University)	5.000%	3/1/30	500	549
Pennsylvania Higher Educational Facilities
Authority Revenue (Thomas Jefferson
University)	5.000%	3/1/32	1,000	1,080
Pennsylvania Higher Educational Facilities
Authority Revenue (Thomas Jefferson
University) VRDO	0.040%	8/7/14 LOC	5,800	5,800
Pennsylvania Higher Educational Facilities
Authority Revenue (Trustees of the University
of Pennsylvania)	5.000%	9/1/28	2,405	2,719
Pennsylvania Higher Educational Facilities
Authority Revenue (University of Pittsburgh
Medical Center)	5.000%	5/15/31	500	535
Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue	4.000%	10/1/18	2,000	2,225
Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue	5.000%	10/1/19	2,000	2,301
Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue	5.000%	10/1/20	1,500	1,755
Pennsylvania Industrial Development Authority
Economic Development Revenue	5.500%	7/1/20	12,180	13,845
Pennsylvania Industrial Development Authority
Economic Development Revenue	5.500%	7/1/23	17,530	19,515
Pennsylvania Public School Building Authority
Lease Revenue (School District of
Philadelphia)	5.000%	6/1/23 (4)	6,080	6,550
Pennsylvania Public School Building Authority
Lease Revenue (School District of
Philadelphia)	5.000%	6/1/23 (4)	10,600	11,420
Pennsylvania Public School Building Authority
Lease Revenue (School District of
Philadelphia)	5.000%	6/1/24 (4)	6,620	7,132

Pennsylvania Public School Building Authority
Lease Revenue (School District of
Philadelphia)	5.000%	6/1/24 (4)	11,130	11,990
Pennsylvania Public School Building Authority
Lease Revenue (School District of
Philadelphia)	5.000%	6/1/25 (4)	11,585	12,481
Pennsylvania Public School Building Authority
Lease Revenue (School District of
Philadelphia)	5.000%	6/1/26 (4)	10,070	10,849
Pennsylvania Turnpike Commission Motor
License Fund Revenue	5.000%	12/1/23	1,770	2,059
Pennsylvania Turnpike Commission Motor
License Fund Revenue	5.000%	12/1/24	1,825	2,109
Pennsylvania Turnpike Commission Motor
License Fund Revenue	5.000%	12/1/25	2,190	2,514
Pennsylvania Turnpike Commission Motor
License Fund Revenue	5.000%	12/1/26	2,165	2,461
Pennsylvania Turnpike Commission Oil
Franchise Tax Revenue	5.000%	12/1/17 (2)	5,155	5,632
1 Pennsylvania Turnpike Commission Oil
Franchise Tax Revenue TOB VRDO	0.080%	8/7/14	2,000	2,000
2 Pennsylvania Turnpike Commission Revenue	1.330%	12/1/20	22,500	22,751
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/21 (12)	4,520	5,097
2 Pennsylvania Turnpike Commission Revenue	1.040%	12/1/21	37,500	37,539
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/21	14,210	16,255
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/21	16,660	19,058
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/23 (12)	8,585	9,576
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/24 (12)	3,535	3,943
Pennsylvania Turnpike Commission Revenue	5.250%	6/1/24	4,715	5,363
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/25 (12)	2,500	2,806
Pennsylvania Turnpike Commission Revenue	5.250%	12/1/26	1,710	1,928
Pennsylvania Turnpike Commission Revenue	5.250%	6/1/27	12,345	13,763
Pennsylvania Turnpike Commission Revenue	0.000%	12/1/28	3,500	3,282
Pennsylvania Turnpike Commission Revenue	5.250%	12/1/28	4,015	4,493
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/29	50,000	54,845
Pennsylvania Turnpike Commission Revenue	5.500%	12/1/31 (2)	6,000	6,088
Pennsylvania Turnpike Commission Revenue	5.500%	12/1/31	6,185	6,893
Pennsylvania Turnpike Commission Revenue	5.625%	12/1/31	10,000	11,137
Pennsylvania Turnpike Commission Revenue	0.000%	12/1/33	4,500	4,120
1 Pennsylvania Turnpike Commission Revenue
TOB VRDO	0.180%	8/7/14 (12)	3,245	3,245
Philadelphia PA Airport Parking Authority
Revenue	5.000%	9/1/16	3,000	3,254
Philadelphia PA Airport Revenue	5.000%	6/15/23	2,000	2,262
Philadelphia PA Gas Works Revenue	5.000%	8/1/14	3,000	3,000
Philadelphia PA Gas Works Revenue	5.000%	8/1/15	3,000	3,130
Philadelphia PA GO	5.000%	8/1/15 (4)	23,000	24,061
Philadelphia PA GO	5.250%	8/1/16 (4)	13,110	14,298
Philadelphia PA Hospitals & Higher Education
Facilities Authority Health System Revenue
(Jefferson Health System)	5.250%	5/15/20 (Prere.)	24,000	28,837
Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue
(Children's Hospital of Philadelphia Project)
VRDO	0.080%	8/1/14	7,100	7,100

Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue (Temple
University Health System Obligated Group)	5.500%	7/1/26	4,275	4,392
Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue (Temple
University Health System Obligated Group)	5.500%	7/1/30	6,040	6,093
Philadelphia PA Industrial Development
Authority Lease Revenue	5.000%	10/1/14 (14)	6,390	6,430
Philadelphia PA Municipal Authority Revenue	6.375%	4/1/29	3,500	4,050
Philadelphia PA School District GO	5.000%	8/1/19 (2)	7,500	7,833
Philadelphia PA School District GO	5.000%	8/1/20 (2)	18,745	19,578
Philadelphia PA School District GO	5.000%	8/1/21 (2)	9,900	10,340
Philadelphia PA School District GO	5.000%	6/1/24 (4)(3)	2,000	2,238
Philadelphia PA Water & Waste Water Revenue	5.000%	8/1/22 (4)	3,000	3,437
Philadelphia PA Water & Waste Water Revenue	5.000%	1/1/23	2,300	2,728
Philadelphia PA Water & Waste Water Revenue	5.000%	7/1/23	2,000	2,382
Philadelphia PA Water & Waste Water Revenue	5.000%	7/1/24	3,800	4,541
Philadelphia PA Water & Waste Water Revenue	5.000%	7/1/26	5,500	6,366
Pittsburgh & Allegheny County PA Sports &
Exhibition Authority Lease Revenue VRDO	0.090%	8/7/14 (4)	68,830	68,830
Plum Borough PA School District GO	5.000%	9/15/23 (15)	1,000	1,167
Southcentral Pennsylvania General Authority
Revenue (WellSpan Health Obligated Group)	6.000%	6/1/25	30,000	33,764
Southeastern Pennsylvania Transportation
Authority Revenue	5.000%	3/1/27	6,100	6,710
Southeastern Pennsylvania Transportation
Authority Revenue	5.000%	3/1/28	5,000	5,470
St. Mary Hospital Authority Pennsylvania Health
System Revenue (Catholic Health Initiatives)	5.000%	11/15/25	15,385	17,270
St. Mary Hospital Authority Pennsylvania Health
System Revenue (Catholic Health Initiatives)	5.000%	11/15/27	4,905	5,431
University of Pittsburgh of the Commonwealth
System of Higher Education Pennsylvania
Revenue	5.000%	9/15/17	3,990	4,517
University of Pittsburgh of the Commonwealth
System of Higher Education Pennsylvania
Revenue (University Capital Project)	5.000%	9/15/19	2,575	2,978
University of Pittsburgh of the Commonwealth
System of Higher Education Pennsylvania
Revenue (University Capital Project)	5.500%	9/15/23	9,000	10,564
University of Pittsburgh of the Commonwealth
System of Higher Education Pennsylvania
Revenue (University Capital Project)	5.250%	9/15/27	12,500	14,519
University of Pittsburgh of the Commonwealth
System of Higher Education Pennsylvania
Revenue (University Capital Project)	5.250%	9/15/28	2,375	2,754
University of Pittsburgh of the Commonwealth
System of Higher Education Pennsylvania
Revenue (University Capital Project)	5.250%	9/15/29	11,250	12,985
Westmoreland County PA Industrial
Development Authority Revenue (Excela
Health Project)	5.000%	7/1/19	1,235	1,364
Westmoreland County PA Industrial
Development Authority Revenue (Excela
Health Project)	5.250%	7/1/20	1,330	1,497

Westmoreland County PA Industrial
Development Authority Revenue (Excela
Health Project)	5.000%	7/1/25	4,500	4,801
Westmoreland County PA Municipal Authority
Revenue	5.000%	8/15/32	15,000	16,318
Wilkes-Barre PA Finance Authority Revenue
(University of Scranton Project)	5.000%	11/1/21	1,015	1,164
Wilkes-Barre PA Finance Authority Revenue
(University of Scranton Project)	5.000%	11/1/22	1,160	1,316
Wilkes-Barre PA Finance Authority Revenue
(University of Scranton Project)	5.000%	11/1/23	1,350	1,515
Wilkes-Barre PA Finance Authority Revenue
(University of Scranton Project)	5.000%	11/1/24	1,420	1,584
Wilkes-Barre PA Finance Authority Revenue
(University of Scranton Project)	5.000%	11/1/25	1,465	1,623
Wilkes-Barre PA Finance Authority Revenue
(University of Scranton Project)	5.000%	11/1/30	6,185	6,665
				1,394,174
Puerto Rico (0.3%)
Puerto Rico Electric Power Authority Revenue	5.000%	7/1/19 (14)	35,430	35,809
Puerto Rico Electric Power Authority Revenue	5.000%	7/1/20 (14)	18,245	18,269
Puerto Rico Electric Power Authority Revenue	5.000%	7/1/21 (14)	24,290	23,872
Puerto Rico Electric Power Authority Revenue	5.250%	7/1/21 (14)	5,000	4,985
Puerto Rico Electric Power Authority Revenue	5.250%	7/1/22 (14)	17,050	16,886
Puerto Rico Sales Tax Financing Corp. Revenue	5.500%	8/1/19 (Prere.)	255	307
				100,128
Rhode Island (0.3%)
Rhode Island & Providence Plantations GO	5.000%	8/1/17 (4)	3,120	3,268
Rhode Island & Providence Plantations GO	5.500%	8/1/28	9,805	11,474
Rhode Island & Providence Plantations GO	5.500%	8/1/30	3,610	4,171
Rhode Island Economic Development Corp.
Revenue (Department of Transportation)	5.250%	6/15/20 (12)	20,000	22,927
Rhode Island Economic Development Corp.
Revenue (Department of Transportation)	5.250%	6/15/21 (12)	25,000	28,256
Rhode Island Health & Educational Building
Corp. Hospital Financing Revenue (Care New
England Health System Obligated Group)	5.500%	9/1/28	6,000	6,361
Rhode Island Health & Educational Building
Corp. Hospital Financing Revenue (Care New
England Health System Obligated Group)	6.000%	9/1/33	5,500	5,897
Rhode Island Health & Educational Building
Corp. Hospital Financing Revenue (Lifespan
Obligated Group)	5.000%	5/15/26 (4)	4,900	5,056
Rhode Island Health & Educational Building
Corp. Public Schools Revenue (Pooled Issue)	4.500%	5/15/25 (4)	2,880	3,161
Rhode Island Health & Educational Building
Corp. Public Schools Revenue (Pooled Issue)	4.625%	5/15/26 (4)	3,210	3,544
Rhode Island Health & Educational Building
Corp. Public Schools Revenue (Pooled Issue)	4.750%	5/15/29 (4)	3,500	3,762
				97,877
South Carolina (1.1%)
Berkeley County SC Utility Revenue	5.000%	6/1/30	8,170	9,320
Charleston SC Educational Excellence
Financing Corp. Revenue (Charleston County
School District, South Carolina Project)	5.250%	12/1/15 (Prere.)	12,610	13,459

Charleston SC Educational Excellence
Financing Corp. Revenue (Charleston County
School District, South Carolina Project)	5.250%	12/1/15 (Prere.)	33,070	35,296
Charleston SC Educational Excellence
Financing Corp. Revenue (Charleston County
School District, South Carolina Project)	5.250%	12/1/15 (Prere.)	2,730	2,914
Charleston SC Educational Excellence
Financing Corp. Revenue (Charleston County
School District, South Carolina Project)	5.000%	12/1/19	3,105	3,436
Charleston SC Educational Excellence
Financing Corp. Revenue (Charleston County
School District, South Carolina Project)	5.000%	12/1/27	10,000	11,710
Dorchester County SC School District No. 2
Installment Purchase Revenue	4.000%	12/1/25	8,805	9,448
Dorchester County SC School District No. 2
Installment Purchase Revenue	4.000%	12/1/26	9,760	10,374
Greenville County SC Hospital Revenue
(Greenville Hospital System)	5.000%	5/1/16	5,000	5,377
Greenville County SC Hospital Revenue
(Greenville Hospital System)	4.125%	5/1/17	5,315	5,757
Greenville County SC Hospital Revenue
(Greenville Hospital System)	5.000%	5/1/18	2,655	3,006
Greenville County SC School District Installment
Revenue	5.500%	12/1/19	32,480	39,043
Greenville County SC School District Installment
Revenue	5.000%	12/1/26	28,255	30,786
1 Greenville County SC School District Installment
Revenue TOB VRDO	0.110%	8/7/14	7,440	7,440
Lexington County SC Health Services District
Inc. Hospital Revenue	5.000%	11/1/26	6,220	6,868
Myrtle Beach SC Hospitality Fee Revenue	5.000%	6/1/26	1,000	1,152
Myrtle Beach SC Hospitality Fee Revenue	5.000%	6/1/27	2,075	2,374
Myrtle Beach SC Hospitality Fee Revenue	5.000%	6/1/30	1,000	1,123
Myrtle Beach SC Hospitality Fee Revenue	5.000%	6/1/31	2,500	2,788
Myrtle Beach SC Hospitality Fee Revenue	5.000%	6/1/33	2,750	3,045
North Charleston SC Tax Revenue	5.000%	12/1/14 (12)	4,725	4,797
North Charleston SC Tax Revenue	5.000%	12/1/15 (12)	4,715	4,995
Piedmont SC Municipal Power Agency Revenue	5.000%	1/1/20	10,000	11,701
Piedmont SC Municipal Power Agency Revenue	0.000%	1/1/22 (14)	9,950	8,031
Piedmont SC Municipal Power Agency Revenue	0.000%	1/1/23 (14)	8,780	6,766
Piedmont SC Municipal Power Agency Revenue	0.000%	1/1/24 (14)	2,400	1,772
Piedmont SC Municipal Power Agency Revenue	5.000%	1/1/24	3,535	3,989
Piedmont SC Municipal Power Agency Revenue	5.000%	1/1/24	13,620	15,091
Piedmont SC Municipal Power Agency Revenue	5.000%	1/1/25	8,020	8,975
Piedmont SC Municipal Power Agency Revenue	5.000%	1/1/29 (4)	8,600	9,425
Piedmont SC Municipal Power Agency Revenue	5.000%	1/1/29 (4)	2,800	3,069
South Carolina GO	5.000%	3/1/16	6,165	6,628
South Carolina GO	5.000%	4/1/16	3,560	3,840
South Carolina GO	5.000%	4/1/18	2,400	2,762
South Carolina GO	5.000%	4/1/19	7,825	9,182
South Carolina GO	5.000%	4/1/19	2,495	2,928
South Carolina Jobs Economic Development
Authority Hospital Revenue (AnMed Health
Project)	5.000%	2/1/18	2,000	2,241
South Carolina Jobs Economic Development
Authority Hospital Revenue (AnMed Health
Project) VRDO	0.050%	8/7/14 LOC	34,585	34,585

South Carolina Jobs Economic Development
Authority Hospital Revenue (Palmetto Health)	5.250%	8/1/23 (4)	6,275	6,773
South Carolina Jobs Economic Development
Authority Hospital Revenue (Palmetto Health)	5.250%	8/1/24 (4)	6,200	6,662
South Carolina Jobs Economic Development
Authority Hospital Revenue (Palmetto Health)	5.250%	8/1/25 (4)	6,925	7,407
South Carolina Jobs Economic Development
Authority Hospital Revenue (Palmetto Health)	5.000%	8/1/27	11,740	12,947
South Carolina Jobs Economic Development
Authority Hospital Revenue (Palmetto Health)	5.250%	8/1/27 (4)	13,550	14,284
South Carolina Jobs Economic Development
Authority Hospital Revenue (Palmetto Health)	5.000%	8/1/28	7,570	8,299
South Carolina Public Service Authority
Revenue	5.000%	12/1/16	7,225	7,985
South Carolina Transportation Infrastructure
Revenue	5.250%	10/1/14 (Prere.)	4,035	4,069
				413,919
South Dakota (0.0%)
Educational Enhancement Funding Corp. South
Dakota Tobacco Settlement Revenue	5.000%	6/1/23	1,000	1,150
South Dakota Building Authority Revenue	5.000%	6/1/33	4,000	4,408
South Dakota Health & Educational Facilities
Authority Revenue (Sanford Health)	5.250%	11/1/29	2,000	2,181
				7,739
Tennessee (0.9%)
Jackson TN Hospital Improvement Revenue
(Jackson-Madison County General Hospital
Project)	5.250%	4/1/23	8,280	9,016
Jackson TN Hospital Improvement Revenue
(Jackson-Madison County General Hospital
Project)	5.375%	4/1/28	8,000	8,606
Knox County TN Health Educational & Housing
Facilities Board Hospital Facilities Revenue
(Covenant Healthcare)	5.000%	1/1/21	2,500	2,910
Knox County TN Health Educational & Housing
Facilities Board Hospital Facilities Revenue
(Covenant Healthcare)	5.000%	1/1/22	1,100	1,281
Knox County TN Health Educational & Housing
Facilities Board Hospital Facilities Revenue
(Covenant Healthcare)	5.000%	1/1/23	4,860	5,661
Memphis TN GO	5.000%	11/1/15 (Prere.)	16,000	16,960
Memphis TN GO	5.000%	11/1/15 (Prere.)	4,730	5,014
Memphis TN GO	5.000%	11/1/15 (Prere.)	4,750	5,035
Memphis TN GO	5.000%	11/1/20 (10)	4,000	4,383
Memphis TN GO	5.000%	5/1/28	3,145	3,567
Memphis TN GO	5.000%	5/1/30	1,715	1,925
Metropolitan Government of Nashville &
Davidson County TN GO	5.000%	7/1/16	3,825	4,169
Metropolitan Government of Nashville &
Davidson County TN GO	5.000%	1/1/18 (Prere.)	5,000	5,706
Metropolitan Government of Nashville &
Davidson County TN Health & Educational
Facilities Board Revenue (Blakeford at Green
Hills)	5.000%	7/1/27	1,000	1,070

2 Metropolitan Government of Nashville &
Davidson County TN Health & Educational
Facilities Board Revenue (Vanderbilt
University) PUT	0.660%	10/1/17	11,500	11,546
Shelby County TN GO	5.000%	4/1/19 (ETM)	100	117
Shelby County TN GO	5.000%	4/1/19	400	468
Shelby County TN Health Educational &
Housing Facility Board Revenue (Baptist
Memorial Health Care)	5.000%	9/1/18	7,180	8,179
Shelby County TN Health Educational &
Housing Facility Board Revenue (Baptist
Memorial Health Care)	5.000%	9/1/19	2,000	2,297
Shelby County TN Health Educational &
Housing Facility Board Revenue (Methodist
Le Bonheur Healthcare) VRDO	0.080%	8/1/14 (4)	10,800	10,800
Shelby County TN Health Educational &
Housing Facility Board Revenue (St. Jude
Children's Research Hospital)	5.000%	7/1/21	5,000	5,417
Shelby County TN Health Educational &
Housing Facility Board Revenue (St. Jude
Children's Research Hospital)	5.000%	7/1/22	5,000	5,413
Tennessee Energy Acquisition Corp. Gas
Revenue	5.000%	9/1/16	24,340	26,169
Tennessee Energy Acquisition Corp. Gas
Revenue	5.250%	9/1/17	39,340	43,480
Tennessee Energy Acquisition Corp. Gas
Revenue	5.250%	9/1/18	57,705	64,709
Tennessee Energy Acquisition Corp. Gas
Revenue	5.250%	9/1/21	50	57
Tennessee Energy Acquisition Corp. Gas
Revenue	5.000%	2/1/22	10,135	11,329
Tennessee Energy Acquisition Corp. Gas
Revenue	5.000%	2/1/25	5,215	5,863
Tennessee Energy Acquisition Corp. Gas
Revenue	5.250%	9/1/26	270	308
Tennessee Energy Acquisition Corp. Gas
Revenue	5.000%	2/1/27	16,460	18,272
Tennessee GO	5.000%	5/1/17 (Prere.)	2,075	2,329
Tennessee GO	5.000%	8/1/17	3,165	3,582
Tennessee GO	5.000%	10/1/17	6,000	6,826
3 Tennessee GO	5.000%	9/1/25	8,250	10,200
3 Tennessee GO	5.000%	9/1/26	1,850	2,264
3 Tennessee GO	5.000%	9/1/26	6,000	7,341
3 Tennessee GO	5.000%	9/1/27	2,000	2,429
3 Tennessee GO	5.000%	9/1/27	4,300	5,221
3 Tennessee GO	5.000%	9/1/28	1,850	2,235
3 Tennessee GO	5.000%	9/1/29	1,000	1,200
3 Tennessee GO	5.000%	9/1/30	1,180	1,408
3 Tennessee GO	5.000%	9/1/31	1,300	1,542
Tennessee Housing Development Agency
Homeownership Program Revenue	4.500%	7/1/37	3,355	3,739
				340,043
Texas (8.4%)
Austin TX Combined Utility System Revenue	0.000%	5/15/18 (14)	24,215	23,123
Austin TX Electric Utility System Revenue	5.000%	11/15/25	4,750	5,503
Austin TX Water & Wastewater System
Revenue	5.000%	11/15/21	350	421

Austin TX Water & Wastewater System
Revenue	5.000%	11/15/21	2,500	2,908
Austin TX Water & Wastewater System
Revenue	5.000%	11/15/29	6,045	6,974
Austin TX Water & Wastewater System
Revenue	5.000%	11/15/30	5,000	5,733
Austin TX Water & Wastewater System
Revenue	5.000%	11/15/31	4,000	4,564
Austin TX Water & Wastewater System
Revenue	5.000%	11/15/32	10,705	12,332
Austin TX Water & Wastewater System
Revenue	5.000%	11/15/33	11,410	13,072
Austin TX Water & Wastewater System
Revenue	5.000%	11/15/34	12,075	13,769
Camino Real Texas Mobility Authority Revenue	5.250%	2/15/18	11,960	13,712
Camino Real Texas Mobility Authority Revenue	5.250%	8/15/18	11,770	13,436
Camino Real Texas Mobility Authority Revenue	5.250%	2/15/19	12,595	14,273
Camino Real Texas Mobility Authority Revenue	5.250%	8/15/19	12,925	14,587
Camino Real Texas Mobility Authority Revenue	5.250%	2/15/20	13,265	14,871
Camino Real Texas Mobility Authority Revenue	5.250%	8/15/20	13,580	15,165
Camino Real Texas Mobility Authority Revenue	5.000%	2/15/21	4,600	4,618
Central Texas Regional Mobility Authority
Revenue	4.000%	1/1/15	400	404
Central Texas Regional Mobility Authority
Revenue	5.000%	1/1/16	250	261
Central Texas Regional Mobility Authority
Revenue	5.000%	1/1/17	250	267
Central Texas Regional Mobility Authority
Revenue	5.000%	1/1/18	250	271
Central Texas Regional Mobility Authority
Revenue	5.000%	1/1/19	735	804
Central Texas Regional Mobility Authority
Revenue	5.000%	1/1/20	1,550	1,707
Central Texas Regional Mobility Authority
Revenue	5.750%	1/1/20	1,150	1,340
Central Texas Regional Mobility Authority
Revenue	5.000%	1/1/21	1,000	1,100
Central Texas Regional Mobility Authority
Revenue	5.000%	1/1/22	750	822
Central Texas Regional Mobility Authority
Revenue	5.000%	1/1/23	725	791
Central Texas Regional Mobility Authority
Revenue	0.000%	1/1/25	4,650	2,961
Central Texas Regional Mobility Authority
Revenue	5.750%	1/1/25	2,000	2,207
Central Texas Regional Mobility Authority
Revenue	0.000%	1/1/26	6,490	3,914
Central Texas Regional Mobility Authority
Revenue	0.000%	1/1/27	7,750	4,406
Central Texas Regional Mobility Authority
Revenue	0.000%	1/1/28	5,500	2,949
Central Texas Regional Mobility Authority
Revenue	0.000%	1/1/29	5,220	2,646
Central Texas Regional Mobility Authority
Revenue	0.000%	1/1/30	4,355	2,087
Central Texas Regional Mobility Authority
Revenue	0.000%	1/1/31	4,880	2,204

Central Texas Regional Mobility Authority
Revenue	5.750%	1/1/31	4,000	4,461
Central Texas Regional Mobility Authority
Revenue	0.000%	1/1/33	4,000	1,599
Central Texas Regional Mobility Authority
Revenue	5.000%	1/1/33	3,500	3,706
Central Texas Regional Mobility Authority
Revenue	0.000%	1/1/34	4,000	1,496
Central Texas Regional Mobility Authority
Revenue	0.000%	1/1/35	4,950	1,759
Central Texas Regional Mobility Authority
Revenue	0.000%	1/1/37	5,525	1,759
Central Texas Regional Mobility Authority
Revenue	0.000%	1/1/38	3,500	1,063
Central Texas Regional Mobility Authority
Revenue	0.000%	1/1/39	4,500	1,269
Central Texas Regional Mobility Authority
Revenue	0.000%	1/1/40	5,700	1,481
Clear Creek TX Independent School District GO	5.000%	2/15/15 (Prere.)	10,270	10,537
Clear Creek TX Independent School District GO	5.000%	2/15/15 (Prere.)	11,635	11,937
Clifton TX Higher Education Finance Corp.
Revenue (Baylor University)	5.250%	3/1/25	5,080	5,825
Clifton TX Higher Education Finance Corp.
Revenue (Baylor University)	5.250%	3/1/26	4,305	4,905
Clifton TX Higher Education Finance Corp.
Revenue (Baylor University)	5.250%	3/1/27	5,995	6,784
Clifton TX Higher Education Finance Corp.
Revenue (Baylor University)	5.250%	3/1/28	6,180	6,954
Clifton TX Higher Education Finance Corp.
Revenue (Baylor University)	5.250%	3/1/29	3,190	3,585
Clifton TX Higher Education Finance Corp.
Revenue (Baylor University)	5.250%	3/1/30	6,535	7,341
Conroe TX Independent School District GO	5.000%	2/15/26	8,190	9,629
Corpus Christi TX GO	5.000%	3/1/29	5,235	5,992
Corpus Christi TX GO	5.000%	3/1/30	5,495	6,232
Corpus Christi TX GO	5.000%	3/1/31	5,770	6,512
Dallas County TX GO	5.000%	2/15/15	1,845	1,893
Dallas County TX Utility & Reclamation District
GO	5.000%	2/15/24	8,000	9,324
Dallas County TX Utility & Reclamation District
GO	5.250%	2/15/25 (2)	11,245	12,152
Dallas County TX Utility & Reclamation District
GO	5.250%	2/15/25 (2)	11,245	12,152
Dallas TX Area Rapid Transit Sales Tax
Revenue	4.500%	12/1/26	11,385	12,216
Dallas TX Area Rapid Transit Sales Tax
Revenue	4.500%	12/1/27	14,130	15,112
Dallas TX Area Rapid Transit Sales Tax
Revenue	5.000%	12/1/27	2,295	2,669
Dallas TX Area Rapid Transit Sales Tax
Revenue	5.000%	12/1/29	1,195	1,377
Dallas TX Area Rapid Transit Sales Tax
Revenue	5.000%	12/1/30	2,160	2,475
Dallas TX Area Rapid Transit Sales Tax
Revenue	5.000%	12/1/31	2,120	2,417
Dallas TX Civic Center Improvement Revenue	5.000%	8/15/23 (12)	9,880	10,852
Dallas TX Civic Center Improvement Revenue	5.000%	8/15/24 (12)	8,345	9,116

Dallas TX Civic Center Improvement Revenue	5.000%	8/15/25 (12)	5,050	5,486
Dallas TX Civic Center Improvement Revenue	5.000%	8/15/26 (12)	1,650	1,783
Dallas TX GO	5.000%	2/15/15 (Prere.)	11,675	11,979
Dallas TX GO	5.000%	2/15/22 (ETM)	45	55
Dallas TX Independent School District GO	5.000%	2/15/24	17,450	20,601
Dallas TX Waterworks & Sewer System
Revenue	5.000%	10/1/18	2,000	2,334
Dallas-Fort Worth TX International Airport
Revenue	5.000%	11/1/20	2,740	3,000
Dallas-Fort Worth TX International Airport
Revenue	5.000%	11/1/28	7,335	8,245
Dallas-Fort Worth TX International Airport
Revenue	5.250%	11/1/28	2,235	2,593
Dallas-Fort Worth TX International Airport
Revenue	5.000%	11/1/29	6,360	7,096
Dallas-Fort Worth TX International Airport
Revenue	5.250%	11/1/29	14,950	17,244
Dallas-Fort Worth TX International Airport
Revenue	5.000%	11/1/30	6,680	7,430
Dallas-Fort Worth TX International Airport
Revenue	5.000%	11/1/30	14,195	15,698
Dallas-Fort Worth TX International Airport
Revenue	5.250%	11/1/30	12,500	14,354
Dallas-Fort Worth TX International Airport
Revenue	5.000%	11/1/31	7,750	8,518
Dallas-Fort Worth TX International Airport
Revenue	5.000%	11/1/32	5,775	6,326
Dallas-Fort Worth TX International Airport
Revenue	5.000%	11/1/33	9,000	9,832
Fort Worth TX Water & Sewer Revenue	5.000%	2/15/29	6,155	6,943
Fort Worth TX Water & Sewer Revenue	5.000%	2/15/30	6,430	7,217
Fort Worth TX Water & Sewer Revenue	5.000%	2/15/31	6,255	6,993
Frisco TX Independent School District GO	5.000%	8/15/15	1,690	1,776
Frisco TX Independent School District GO	5.000%	8/15/16	4,205	4,604
Frisco TX Independent School District GO	5.000%	8/15/32	6,665	7,571
Grand Parkway Transportation Corp. Texas
System Toll Revenue	0.000%	10/1/31	2,875	2,060
Grand Parkway Transportation Corp. Texas
System Toll Revenue	0.000%	10/1/32	5,320	3,803
Grand Parkway Transportation Corp. Texas
System Toll Revenue	0.000%	10/1/33	18,100	12,890
Harris County TX Cultural Education Facilities
Finance Corp. Revenue (Methodist Hospital
System)	5.250%	12/1/15	10,000	10,657
Harris County TX Cultural Education Facilities
Finance Corp. Revenue (Methodist Hospital
System)	5.250%	12/1/16	12,000	13,290
Harris County TX Cultural Education Facilities
Finance Corp. Revenue (Methodist Hospital
System)	5.250%	12/1/17	17,000	19,334
Harris County TX Cultural Education Facilities
Finance Corp. Revenue (Methodist Hospital
System) VRDO	0.080%	8/1/14	23,860	23,860
Harris County TX Cultural Education Facilities
Finance Corp. Revenue (St. Luke's Episcopal
Health System)	5.000%	2/15/19 (ETM)	4,000	4,657

Harris County TX Cultural Education Facilities
Finance Corp. Revenue (St. Luke's Episcopal
Health System)	5.000%	2/15/19 (Prere.)	10,225	11,906
Harris County TX Cultural Education Facilities
Finance Corp. Revenue (St. Luke's Episcopal
Health System)	5.625%	2/15/19 (Prere.)	39,530	47,114
Harris County TX Cultural Education Facilities
Finance Corp. Revenue (Texas Medical
Center) VRDO	0.070%	8/1/14 LOC	3,590	3,590
Harris County TX Cultural Education Facilities
Finance Corp. Revenue (Texas Medical
Center) VRDO	0.070%	8/1/14 LOC	2,400	2,400
Harris County TX Flood Control District GO	5.000%	10/1/26	6,000	7,269
Harris County TX Flood Control District GO	5.000%	10/1/27	5,000	6,003
Harris County TX Flood Control District GO	5.000%	10/1/28	3,000	3,584
Harris County TX Flood Control District GO	5.000%	10/1/29	2,000	2,373
Harris County TX GO	5.000%	10/1/16	4,755	5,233
Harris County TX GO	5.000%	10/1/17	4,705	5,347
Harris County TX GO	5.000%	10/1/21	8,000	9,524
Harris County TX GO	5.000%	8/15/31	11,485	13,088
Harris County TX GO	5.000%	8/15/32	12,410	14,076
Harris County TX Health Facilities Development
Corp. Hospital Revenue (Memorial Hermann
Healthcare System)	7.200%	12/1/14 (Prere.)	4,000	4,094
Harris County TX Health Facilities Development
Corp. Hospital Revenue (Memorial Hermann
Healthcare System)	7.000%	12/1/18 (Prere.)	5,000	6,257
Harris County TX Health Facilities Development
Corp. Hospital Revenue (Texas Children's
Hospital)	5.000%	10/1/24	8,500	9,634
Harris County TX Health Facilities Development
Corp. Hospital Revenue (Texas Children's
Hospital) VRDO	0.070%	8/1/14	21,910	21,910
Harris County TX Health Facilities Development
Corp. Revenue (Methodist Hospital System)
VRDO	0.080%	8/1/14	32,500	32,500
Harris County TX Industrial Development Corp.
Pollution Control Revenue (Exxon Corp.)
VRDO	0.050%	8/1/14	6,400	6,400
Harris County TX Metropolitan Transit Authority
Revenue	5.000%	11/1/26	3,000	3,504
Harris County TX Metropolitan Transit Authority
Revenue	5.000%	11/1/27	6,475	7,542
Harris County TX Metropolitan Transit Authority
Revenue	5.000%	11/1/28	5,665	6,564
Harris County TX Metropolitan Transportation
Authority Lease Revenue	5.000%	11/1/14	3,475	3,517
Harris County TX Metropolitan Transportation
Authority Lease Revenue	5.625%	11/1/19	4,535	5,294
Harris County TX Metropolitan Transportation
Authority Lease Revenue	5.875%	11/1/20	3,640	4,318
Harris County TX Metropolitan Transportation
Authority Lease Revenue	6.000%	11/1/21	4,295	5,102
Harris County TX Sports Authority Revenue	0.000%	11/15/23 (14)	7,000	4,403
Harris County TX Toll Road Revenue	5.000%	8/15/14	1,000	1,002
Harris County TX Toll Road Revenue	5.000%	8/15/15	1,435	1,506
Harris County TX Toll Road Revenue	5.000%	8/15/20	2,000	2,352

Harris County TX Toll Road Revenue	5.000%	8/15/25	3,375	3,954
Harris County TX Toll Road Revenue	5.000%	8/15/27	22,160	25,559
Houston TX Airport System Revenue	5.000%	7/1/16	1,500	1,627
Houston TX Airport System Revenue	5.000%	7/1/18	1,750	2,007
Houston TX Airport System Revenue	5.000%	7/1/19	1,750	1,974
Houston TX Airport System Revenue	5.000%	7/1/20	2,130	2,379
Houston TX Airport System Revenue	5.000%	7/1/25	1,000	1,127
Houston TX Airport System Revenue	5.000%	7/1/26	3,000	3,348
Houston TX Community College System GO	5.000%	2/15/17	1,000	1,113
Houston TX Community College System GO	5.000%	2/15/33	20,155	22,814
Houston TX Community College System
Revenue	5.000%	4/15/21 (10)	9,200	9,883
Houston TX GO	5.000%	3/1/17	17,880	19,932
3 Houston TX GO	5.000%	3/1/22	5,000	6,009
3 Houston TX GO	5.000%	3/1/23	4,000	4,831
Houston TX GO	5.000%	3/1/23	16,680	19,774
3 Houston TX GO	5.000%	3/1/26	10,000	11,954
3 Houston TX GO	5.000%	3/1/30	4,000	4,655
2 Houston TX Higher Education Finance Corp.
Revenue (Rice University Project) PUT	0.460%	11/16/16	75,000	74,993
Houston TX Hotel Occupancy Tax & Special
Revenue (Convention & Entertainment
Facilities)	5.000%	9/1/15	5,600	5,892
Houston TX Hotel Occupancy Tax & Special
Revenue (Convention & Entertainment
Facilities)	0.000%	9/1/17 (2)	13,760	13,095
Houston TX Hotel Occupancy Tax & Special
Revenue (Convention & Entertainment
Facilities)	0.000%	9/1/18 (2)	16,285	14,995
Houston TX Hotel Occupancy Tax & Special
Revenue (Convention & Entertainment
Facilities)	0.000%	9/1/21 (2)	22,720	17,777
Houston TX Utility System Revenue	5.000%	11/15/16	3,730	4,120
Houston TX Utility System Revenue	5.250%	11/15/17 (4)	13,500	15,501
Houston TX Utility System Revenue	5.000%	5/15/23	7,000	8,477
Houston TX Utility System Revenue	5.000%	11/15/23	3,000	3,641
Houston TX Utility System Revenue	5.000%	5/15/24	9,000	10,940
Houston TX Utility System Revenue	5.000%	5/15/25	5,000	6,036
Houston TX Utility System Revenue	5.000%	11/15/27	6,000	7,147
Houston TX Utility System Revenue	5.000%	5/15/28	17,000	20,065
Houston TX Utility System Revenue	5.250%	11/15/29	16,650	19,514
Houston TX Utility System Revenue	5.000%	11/15/30	8,020	9,138
Houston TX Utility System Revenue	5.000%	11/15/30	14,670	16,716
Houston TX Utility System Revenue	5.000%	11/15/31	10,000	11,319
Houston TX Utility System Revenue	5.000%	11/15/31	5,010	5,671
Houston TX Utility System Revenue	5.000%	11/15/31	10,335	11,698
Houston TX Utility System Revenue	5.000%	11/15/32	10,000	11,260
Houston TX Utility System Revenue	5.000%	11/15/32	8,190	9,222
Houston TX Utility System Revenue	5.000%	11/15/34	5,000	5,727
2 Houston TX Utility System Revenue PUT	0.660%	8/1/16	4,375	4,402
1 Judson TX Independent School District GO TOB
VRDO	0.080%	8/7/14 (12)	11,495	11,495
Lake Travis TX Independent School District GO	5.000%	2/15/33	2,665	3,018
3 Laredo TX Community College District GO	5.000%	8/1/22	1,500	1,787
3 Laredo TX Community College District GO	5.000%	8/1/30	2,000	2,293
3 Laredo TX Community College District GO	5.000%	8/1/32	1,250	1,414
3 Laredo TX Community College District GO	5.000%	8/1/34	1,500	1,680

Lower Colorado River Authority Texas Revenue	5.875%	5/15/15 (4)	3,005	3,019
Lower Colorado River Authority Texas Revenue	5.375%	5/15/16 (14)	55	55
Lower Colorado River Authority Texas Revenue	5.375%	5/15/17 (14)	80	80
Lower Colorado River Authority Texas Revenue	5.250%	5/15/19 (Prere.)	5	6
Lower Colorado River Authority Texas Revenue	5.250%	5/15/19 (Prere.)	5	6
Lower Colorado River Authority Texas Revenue	5.250%	5/15/19 (Prere.)	105	124
Lower Colorado River Authority Texas Revenue	5.375%	5/15/20 (14)	35	35
Lower Colorado River Authority Texas Revenue	5.000%	5/15/29	10,000	10,969
Lower Colorado River Authority Texas Revenue	5.250%	5/15/29	2,385	2,614
Lower Colorado River Authority Texas Revenue	5.250%	5/15/29	9,070	9,902
Lower Colorado River Authority Texas Revenue	5.000%	5/15/30	4,000	4,362
Lower Colorado River Authority Texas Revenue	5.000%	5/15/30	10,000	10,817
Lower Colorado River Authority Texas Revenue	5.000%	5/15/32	13,955	15,360
Lower Colorado River Authority Texas Revenue	5.000%	5/15/33	8,500	9,342
Lubbock TX GO	5.000%	2/15/23	700	837
Lubbock TX GO	5.000%	2/15/27	5,735	6,544
Lubbock TX GO	5.000%	2/15/29	4,335	4,898
Lubbock TX GO	5.000%	2/15/30	6,660	7,488
Lubbock TX GO	5.000%	2/15/31	4,120	4,614
New Hope TX Cultural Education Facilities
Student Housing Revenue (Tarleton State
University Project)	5.000%	4/1/34	1,000	1,052
New Hope TX Cultural Education Facilities
Finance Corp. Student Housing Revenue
(Tarleton State University Project)	5.000%	4/1/29	725	781
North Harris County TX Regional Water
Authority Revenue	5.125%	12/15/23	7,410	8,461
North Harris County TX Regional Water
Authority Revenue	5.125%	12/15/24	5,895	6,731
North Harris County TX Regional Water
Authority Revenue	5.125%	12/15/25	5,250	5,959
North Harris County TX Regional Water
Authority Revenue	5.125%	12/15/26	6,225	7,066
North Harris County TX Regional Water
Authority Revenue	5.125%	12/15/27	8,920	10,103
North Harris County TX Regional Water
Authority Revenue	5.125%	12/15/28	8,040	9,070
North Texas Tollway Authority System Revenue	5.500%	1/1/17	4,750	5,243
North Texas Tollway Authority System Revenue	5.500%	1/1/18	4,000	4,539
North Texas Tollway Authority System Revenue	6.000%	1/1/19	15,000	17,105
North Texas Tollway Authority System Revenue	6.000%	1/1/20	22,100	25,336
North Texas Tollway Authority System Revenue	6.000%	1/1/21	41,330	47,086
North Texas Tollway Authority System Revenue	6.000%	1/1/22	26,045	29,765
North Texas Tollway Authority System Revenue	6.250%	2/1/23	46,220	51,987
North Texas Tollway Authority System Revenue	6.000%	1/1/24	19,700	22,290
North Texas Tollway Authority System Revenue	6.000%	1/1/25	11,035	12,486
North Texas Tollway Authority System Revenue	6.000%	1/1/25	5,075	5,742
North Texas Tollway Authority System Revenue	6.000%	1/1/26	4,395	4,991
North Texas Tollway Authority System Revenue	6.000%	1/1/27	3,950	4,500
North Texas Tollway Authority System Revenue	6.000%	1/1/28	3,220	3,772
North Texas Tollway Authority System Revenue	5.500%	9/1/28	1,250	1,482
North Texas Tollway Authority System Revenue	5.250%	9/1/29	4,130	4,790
North Texas Tollway Authority System Revenue	5.000%	9/1/30	3,150	3,564
North Texas Tollway Authority System Revenue	5.000%	9/1/30	9,000	10,184
North Texas Tollway Authority System Revenue	5.000%	1/1/31	12,400	13,546
North Texas Tollway Authority System Revenue	5.000%	9/1/31	4,000	4,507
North Texas Tollway Authority System Revenue	5.000%	9/1/31	28,500	32,112

North Texas Tollway Authority System Revenue
PUT	5.750%	1/1/16	75,000	80,097
1 North Texas Tollway Authority System Revenue
TOB VRDO	0.070%	8/7/14 (13)	2,200	2,200
Panhandle-Plains TX Higher Education Authority
Inc. Student Loan Revenue	1.035%	10/1/20	3,115	3,095
SA Energy Acquisition Public Facility Corp.
Texas Gas Supply Revenue	5.250%	8/1/17	16,100	17,750
SA Energy Acquisition Public Facility Corp.
Texas Gas Supply Revenue	5.250%	8/1/18	18,985	21,245
SA Energy Acquisition Public Facility Corp.
Texas Gas Supply Revenue	5.500%	8/1/19	22,010	25,173
SA Energy Acquisition Public Facility Corp.
Texas Gas Supply Revenue	5.500%	8/1/20	9,455	10,895
SA Energy Acquisition Public Facility Corp.
Texas Gas Supply Revenue	5.500%	8/1/21	3,000	3,485
SA Energy Acquisition Public Facility Corp.
Texas Gas Supply Revenue	5.500%	8/1/23	200	232
SA Energy Acquisition Public Facility Corp.
Texas Gas Supply Revenue	5.500%	8/1/25	1,525	1,783
SA Energy Acquisition Public Facility Corp.
Texas Gas Supply Revenue	5.500%	8/1/27	60	70
Sabine River Authority TX Pollution Control
Revenue (Southwestern Electric Power Co.
Project)	4.950%	3/1/18 (14)	16,000	17,439
Sam Rayburn TX Municipal Power Agency
Revenue	5.000%	10/1/20	1,000	1,160
San Antonio TX Electric & Gas Systems
Revenue	5.000%	2/1/15 (Prere.)	15,000	15,359
San Antonio TX Electric & Gas Systems
Revenue	5.000%	2/1/16 (Prere.)	9,750	10,445
San Antonio TX Electric & Gas Systems
Revenue	5.000%	2/1/16 (Prere.)	25,450	27,264
San Antonio TX Electric & Gas Systems
Revenue	5.000%	2/1/16 (Prere.)	22,000	23,568
San Antonio TX Electric & Gas Systems
Revenue	5.000%	2/1/22	20,000	24,060
San Antonio TX Electric & Gas Systems
Revenue	5.000%	2/1/23	52,060	63,038
San Antonio TX Electric & Gas Systems
Revenue	5.000%	2/1/30	2,710	3,133
San Antonio TX Electric & Gas Systems
Revenue	5.000%	2/1/31	3,000	3,450
San Antonio TX Electric & Gas Systems
Revenue	5.000%	2/1/32	3,775	4,318
San Antonio TX Electric & Gas Systems
Revenue	5.000%	2/1/33	4,005	4,556
San Antonio TX GO	5.000%	8/1/17 (Prere.)	5,685	6,433
San Antonio TX GO	5.000%	8/1/17 (Prere.)	6,030	6,824
3 San Antonio TX GO	5.000%	2/1/26	2,500	3,012
3 San Antonio TX GO	5.000%	2/1/27	1,750	2,091
3 San Antonio TX GO	5.000%	2/1/28	1,000	1,187
3 San Antonio TX GO	5.000%	2/1/29	1,250	1,473
Southwest Texas Higher Education Authority
Inc. Revenue (Southern Methodist University
Project)	5.000%	10/1/20	2,250	2,630

Southwest Texas Higher Education Authority
Inc. Revenue (Southern Methodist University
Project)	5.000%	10/1/22	9,100	10,564
Southwest Texas Higher Education Authority
Inc. Revenue (Southern Methodist University
Project)	5.000%	10/1/29	4,375	5,018
Sugar Land TX GO	5.000%	2/15/30	3,445	3,949
Tarrant County TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Methodist
Hospitals of Dallas)	5.250%	10/1/31	21,880	25,380
Tarrant County TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Scott &
White Healthcare Project)	5.000%	8/15/30	40,335	43,557
Tarrant County TX Cultural Education Facilities
Finance Corp. Revenue (CHRISTUS Health)	5.000%	7/1/17	8,570	9,462
Tarrant County TX Cultural Education Facilities
Finance Corp. Revenue (CHRISTUS Health)	5.000%	7/1/18	9,000	10,110
Tarrant County TX Cultural Education Facilities
Finance Corp. Revenue (CHRISTUS Health)	5.000%	7/1/19	9,455	10,710
Tarrant County TX Cultural Education Facilities
Finance Corp. Revenue (CHRISTUS Health)	6.250%	7/1/28 (12)	16,500	18,790
Tarrant County TX Health Facilities
Development Corp. Hospital Revenue (Cook
Children's Medical Center Project) VRDO	0.040%	8/7/14	14,540	14,540
Temple TX GO	5.250%	8/1/17 (Prere.)	1,665	1,895
Temple TX GO	5.250%	8/1/17 (Prere.)	1,525	1,736
Texas A&M University System Permanent
University Fund Revenue	5.000%	7/1/19	3,335	3,928
Texas A&M University System Revenue
Financing System Revenue	5.000%	7/1/30	3,940	4,479
Texas GO	5.000%	4/1/15	1,435	1,482
Texas GO	5.000%	8/1/17	3,165	3,583
Texas GO	5.000%	10/1/22	19,000	23,135
Texas GO	5.000%	10/1/27	33,600	40,143
Texas GO	5.000%	10/1/28	31,975	38,022
Texas GO	5.000%	10/1/30	10,000	11,731
1 Texas GO TOB VRDO	0.060%	8/7/14	4,000	4,000
Texas GO VRDO	0.070%	8/7/14	12,390	12,390
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.625%	12/15/17	59,445	65,072
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.000%	12/15/21	6,000	6,856
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.250%	12/15/21	10,510	12,146
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.250%	12/15/22	3,615	4,181
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.000%	12/15/23	8,000	9,019
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.250%	12/15/23	1,650	1,909
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	6.250%	12/15/26	25,010	30,322
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.000%	12/15/27	12,000	13,051
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.000%	12/15/29	10,000	10,749

Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.000%	12/15/31	12,000	12,723
Texas Municipal Power Agency Revenue	0.000%	9/1/14 (ETM)	125	125
Texas Municipal Power Agency Revenue	0.000%	9/1/14 (14)	5,540	5,539
Texas Municipal Power Agency Revenue	0.000%	9/1/15 (ETM)	110	110
Texas Municipal Power Agency Revenue	0.000%	9/1/15 (14)	10,140	10,102
Texas Municipal Power Agency Revenue	0.000%	9/1/16 (ETM)	110	109
Texas Municipal Power Agency Revenue	0.000%	9/1/16 (14)	22,795	22,487
Texas Municipal Power Agency Revenue	0.000%	9/1/17 (ETM)	415	406
Texas Municipal Power Agency Revenue	0.000%	9/1/17 (14)	31,295	30,294
Texas Private Activity Surface Transportation
Corp. Revenue	7.500%	12/31/31	32,000	38,854
Texas Private Activity Surface Transportation
Corp. Revenue	7.500%	6/30/32	47,500	58,386
Texas Public Finance Authority Revenue
(Unemployment Compensation)	5.000%	7/1/15 (Prere.)	75,000	78,324
Texas Public Finance Authority Revenue
(Unemployment Compensation)	5.000%	7/1/15	2,000	2,089
Texas Public Finance Authority Revenue
(Unemployment Compensation)	4.000%	1/1/18	11,000	11,741
Texas State University System Financing
System Revenue	5.000%	3/15/25	750	887
Texas State University System Financing
System Revenue	5.000%	3/15/27	1,200	1,397
Texas State University System Financing
System Revenue	5.000%	3/15/28	3,870	4,368
Texas State University System Financing
System Revenue	5.000%	3/15/30	3,255	3,639
Texas State University System Financing
System Revenue	5.000%	3/15/31	4,480	4,989
Texas Tech University System Financing
System Revenue	5.000%	2/15/23 (2)	10,040	10,736
Texas Tech University System Financing
System Revenue	5.000%	2/15/24 (2)	11,940	12,761
Texas Transportation Commission Revenue	4.750%	4/1/16 (Prere.)	9,500	10,202
Texas Transportation Commission Revenue	5.000%	4/1/16	2,000	2,158
Texas Transportation Commission Revenue	5.000%	4/1/16 (Prere.)	10,000	10,781
Texas Transportation Commission Revenue	5.000%	4/1/16 (Prere.)	8,850	9,541
Texas Transportation Commission Revenue	5.000%	4/1/16 (Prere.)	10,555	11,379
Texas Transportation Commission Revenue	5.000%	4/1/20	20,000	22,259
Texas Transportation Commission Revenue	5.000%	4/1/21	23,405	26,048
Texas Transportation Commission Revenue	5.000%	4/1/22	5,000	5,553
Texas Turnpike Authority Central Texas
Turnpike System Revenue	0.000%	8/15/20 (2)	10,000	8,742
Texas Water Development Board Revenue	5.000%	7/15/20	3,800	4,486
Texas Water Development Board Revenue	5.000%	7/15/21	4,535	5,340
Texas Water Financial Assistance GO	5.000%	8/1/20	2,000	2,357
University of Houston Texas Revenue	4.000%	2/15/16	1,425	1,506
University of Houston Texas Revenue	4.750%	2/15/28 (4)	8,615	9,438
University of Houston Texas Revenue	5.000%	2/15/29	5,000	5,683
University of Texas Permanent University Fund
Revenue	5.000%	8/15/20	9,785	10,824
University of Texas System Revenue Financing
System Revenue	5.000%	8/15/20	2,700	3,237
University of Texas System Revenue Financing
System Revenue	4.750%	8/15/30	11,195	12,058

University of Texas System Revenue Financing
System Revenue	5.000%	8/15/31	9,835	11,352
University of Texas System Revenue Financing
System Revenue	5.000%	8/15/32	4,180	4,809
Williamson County TX GO	5.000%	2/15/23	6,000	7,196
				3,184,102
Utah (0.5%)
Central Utah Water Conservancy District GO	5.000%	4/1/26	6,155	7,077
Central Utah Water Conservancy District GO	5.000%	4/1/27	4,000	4,583
Central Utah Water Conservancy District GO	5.000%	4/1/28	3,000	3,424
Central Utah Water Conservancy District GO	5.000%	4/1/28	765	873
Central Utah Water Conservancy District GO	5.000%	4/1/29	7,000	7,953
Central Utah Water Conservancy District GO	5.000%	10/1/32	5,640	6,395
Emery County UT Pollution Control Revenue
(PacifiCorp Projects) VRDO	0.060%	8/7/14 LOC	6,530	6,530
Intermountain Power Agency Utah Power
Supply Revenue	5.000%	7/1/22	2,000	2,285
Intermountain Power Agency Utah Power
Supply Revenue	5.000%	7/1/23	1,045	1,192
Murray UT Hospital Revenue (IHC Health
Services) VRDO	0.060%	8/1/14	9,000	9,000
Murray UT Hospital Revenue (IHC Health
Services) VRDO	0.040%	8/7/14	42,400	42,400
Riverton UT Hospital Revenue (IHC Health
Services Inc.)	5.000%	8/15/19	2,100	2,435
Salt Lake & Sandy UT Metropolitan Water
District Revenue	5.000%	7/1/32	2,000	2,269
Salt Lake County UT GO	5.000%	12/15/15	5,000	5,328
Utah Associated Municipal Power Systems
Revenue (Horse Butte Wind Project)	5.000%	9/1/27	4,060	4,543
Utah Associated Municipal Power Systems
Revenue (Horse Butte Wind Project)	5.000%	9/1/28	4,260	4,719
Utah Board of Regents Student Loan Revenue	4.000%	11/1/15	24,000	25,147
Utah Board of Regents Student Loan Revenue	5.000%	11/1/22	10,800	12,411
Utah Board of Regents Student Loan Revenue	5.000%	11/1/23	4,200	4,775
Utah GO	5.000%	7/1/16	3,320	3,618
Utah Water Finance Agency Revenue VRDO	0.080%	8/7/14	20,000	20,000
				176,957
Vermont (0.0%)
Vermont Educational & Health Buildings
Financing Agency Hospital Revenue (Fletcher
Allen Health Care Project)	5.000%	12/1/22 (4)	8,000	8,695
Vermont Educational & Health Buildings
Financing Agency Revenue (Middlebury
College Project)	5.000%	11/1/31	4,130	4,759
				13,454
Virgin Islands (0.1%)
Virgin Islands Public Finance Authority Revenue	5.000%	10/1/18	4,500	5,046
Virgin Islands Public Finance Authority Revenue	5.000%	10/1/19	3,000	3,421
Virgin Islands Public Finance Authority Revenue	5.000%	10/1/24	1,000	1,082
Virgin Islands Public Finance Authority Revenue	5.000%	10/1/27	1,500	1,657
Virgin Islands Public Finance Authority Revenue	5.000%	10/1/29	5,000	5,361
Virgin Islands Public Finance Authority Revenue	5.000%	10/1/32	6,500	6,970
				23,537
Virginia (1.6%)
Chesapeake VA Toll Road Revenue	5.000%	7/15/23	1,600	1,763

Fairfax County VA Economic Development
Authority Facilities Revenue (County Facilities
Project)	5.000%	10/1/22	7,945	9,588
Fairfax County VA Economic Development
Authority Facilities Revenue (County Facilities
Project)	5.000%	10/1/24	5,195	6,387
Fairfax County VA Economic Development
Authority Facilities Revenue (County Facilities
Project)	5.000%	10/1/33	2,000	2,310
Fairfax County VA Economic Development
Authority Transportation District Improvement
Revenue (Silver Line Phase I Project)	5.000%	4/1/16	2,320	2,497
Fairfax County VA Economic Development
Authority Transportation District Improvement
Revenue (Silver Line Phase I Project)	5.000%	4/1/29	9,730	10,700
Fairfax County VA Economic Development
Authority Transportation District Improvement
Revenue (Silver Line Phase I Project)	5.000%	4/1/30	5,000	5,474
Fairfax County VA Economic Development
Authority Transportation District Improvement
Revenue (Silver Line Phase I Project)	5.000%	4/1/31	4,890	5,324
Fairfax County VA Industrial Development
Authority Hospital Revenue (Inova Health
System Hospital Project)	5.000%	5/15/25	2,000	2,215
Fairfax County VA Public Improvement GO	5.000%	10/1/16	12,950	14,251
Fairfax County VA Public Improvement GO	5.000%	4/1/19	2,050	2,346
Fairfax County VA Public Improvement GO	5.000%	4/1/20	10,940	13,050
Fairfax County VA Public Improvement GO	5.000%	10/1/21	4,315	5,242
Fairfax County VA Public Improvement GO	5.000%	10/1/23	7,315	8,707
Fairfax County VA Public Improvement GO	5.000%	10/1/24	10,315	12,199
Fairfax County VA Water Authority Revenue	5.000%	4/1/25	2,500	2,997
Fairfax County VA Water Authority Revenue	5.000%	4/1/26	2,000	2,379
Fredericksburg VA Economic Development
Authority Hospital Facilities Revenue
(MediCorp Health System Obligated Group)	5.250%	6/15/23	2,500	2,805
Hampton VA GO	5.000%	1/15/20	3,000	3,479
Norfolk VA Water Revenue	5.000%	11/1/15	550	583
Norfolk VA Water Revenue	5.000%	11/1/19	2,615	3,086
Richmond VA GO	5.000%	7/15/16	4,120	4,496
Roanoke VA Economic Development Authority
Hospital Revenue (Carilion Clinic Obligated
Group)	5.000%	7/1/21	2,500	2,901
Roanoke VA Economic Development Authority
Hospital Revenue (Carilion Clinic Obligated
Group)	5.000%	7/1/22	3,040	3,531
Roanoke VA Economic Development Authority
Hospital Revenue (Carilion Clinic Obligated
Group)	5.000%	7/1/25	10,375	11,576
Roanoke VA Economic Development Authority
Hospital Revenue (Carilion Clinic Obligated
Group)	5.000%	7/1/25	1,400	1,579
Roanoke VA Economic Development Authority
Hospital Revenue (Carilion Clinic Obligated
Group)	5.000%	7/1/26	1,475	1,653
Stafford County VA Economic Development
Authority Hospital Facilities Revenue
(MediCorp Health System Obligated Group)	5.250%	6/15/26	2,425	2,482

Stafford County VA Economic Development
Authority Hospital Facilities Revenue
(MediCorp Health System Obligated Group)	5.250%	6/15/31	15,000	15,258
4 Tobacco Settlement Financing Corp. Virginia
Revenue	5.625%	6/1/15 (Prere.)	42,520	44,447
1 University of Virginia Revenue TOB VRDO	0.080%	8/1/14	7,400	7,400
Virginia Beach VA Development Authority Public
Facility Revenue	5.000%	7/15/17 (Prere.)	5,125	5,798
Virginia Beach VA Development Authority Public
Facility Revenue	5.000%	7/15/24	5,335	5,933
Virginia Beach VA Development Authority Public
Facility Revenue	5.000%	7/15/25	5,665	6,281
Virginia Beach VA Development Authority Public
Facility Revenue	5.000%	7/15/26	5,955	6,602
Virginia Beach VA GO	5.000%	5/1/22	4,300	5,248
Virginia Beach VA GO	5.000%	5/1/23	4,300	5,293
Virginia Beach VA GO	5.000%	5/1/24	4,300	5,347
Virginia College Building Authority Educational
Facilities Revenue (21st Century College &
Equipment Programs)	5.000%	2/1/16	1,020	1,092
Virginia College Building Authority Educational
Facilities Revenue (21st Century College &
Equipment Programs)	5.000%	2/1/17	1,000	1,112
Virginia College Building Authority Educational
Facilities Revenue (21st Century College &
Equipment Programs)	5.000%	2/1/18	10,595	11,688
Virginia College Building Authority Educational
Facilities Revenue (21st Century College &
Equipment Programs)	5.000%	2/1/19	18,575	21,590
Virginia College Building Authority Educational
Facilities Revenue (21st Century College &
Equipment Programs)	5.000%	2/1/19	10,415	12,105
Virginia College Building Authority Educational
Facilities Revenue (21st Century College &
Equipment Programs)	5.000%	2/1/22	1,000	1,198
Virginia College Building Authority Educational
Facilities Revenue (21st Century College &
Equipment Programs)	5.000%	2/1/28	5,840	6,737
Virginia College Building Authority Educational
Facilities Revenue (Public Higher Education
Financing Program)	5.000%	9/1/15 (ETM)	155	163
Virginia College Building Authority Educational
Facilities Revenue (Public Higher Education
Financing Program)	5.000%	9/1/15	2,845	2,994
Virginia College Building Authority Educational
Facilities Revenue (Public Higher Education
Financing Program)	5.000%	9/1/16 (Prere.)	405	444
Virginia College Building Authority Educational
Facilities Revenue (Public Higher Education
Financing Program)	5.000%	9/1/16 (Prere.)	430	472
Virginia College Building Authority Educational
Facilities Revenue (Public Higher Education
Financing Program)	5.000%	9/1/16 (Prere.)	450	493
Virginia College Building Authority Educational
Facilities Revenue (Public Higher Education
Financing Program)	5.000%	9/1/16 (Prere.)	475	521

Virginia College Building Authority Educational
Facilities Revenue (Public Higher Education
Financing Program)	5.000%	9/1/16 (Prere.)	495	543
Virginia College Building Authority Educational
Facilities Revenue (Public Higher Education
Financing Program)	5.000%	9/1/18	7,605	8,290
Virginia College Building Authority Educational
Facilities Revenue (Public Higher Education
Financing Program)	5.000%	9/1/19	8,000	8,721
Virginia College Building Authority Educational
Facilities Revenue (Public Higher Education
Financing Program)	5.000%	9/1/20	8,405	9,162
Virginia College Building Authority Educational
Facilities Revenue (Public Higher Education
Financing Program)	5.000%	9/1/21	8,845	9,642
Virginia College Building Authority Educational
Facilities Revenue (Public Higher Education
Financing Program)	5.000%	9/1/22	8,610	9,386
Virginia College Building Authority Educational
Facilities Revenue (Public Higher Education
Financing Program)	5.000%	9/1/22	18,000	21,679
Virginia Commonwealth Transportation Board
Revenue	5.000%	3/15/22	2,000	2,409
Virginia Commonwealth Transportation Board
Revenue	5.000%	3/15/24	2,790	3,325
Virginia Commonwealth Transportation Board
Revenue	5.000%	5/15/24	21,000	24,852
Virginia Commonwealth Transportation Board
Revenue	5.000%	9/15/24	1,800	2,139
Virginia Commonwealth Transportation Board
Revenue	5.000%	9/15/25	5,035	5,936
Virginia Commonwealth Transportation Board
Revenue	5.000%	3/15/26	5,040	5,909
Virginia Commonwealth Transportation Board
Revenue	5.000%	9/15/26	2,000	2,338
Virginia Commonwealth Transportation Board
Revenue	5.000%	3/15/27	2,100	2,445
Virginia Commonwealth Transportation Board
Revenue	5.000%	5/15/27	13,765	15,878
Virginia Commonwealth Transportation Board
Revenue	5.000%	5/15/27	12,560	14,540
Virginia Commonwealth Transportation Board
Revenue	5.000%	9/15/27	5,260	6,114
Virginia Commonwealth Transportation Board
Revenue	5.000%	5/15/30	30,140	34,172
Virginia Commonwealth Transportation Board
Revenue	5.000%	5/15/31	10,000	11,335
Virginia Commonwealth Transportation Board
Revenue	5.000%	5/15/31	31,550	35,669
Virginia Public Building Authority Public Facilities
Revenue	5.000%	8/1/16	11,940	13,042
Virginia Public Building Authority Public Facilities
Revenue	5.000%	8/1/17	7,815	8,829
Virginia Public Building Authority Public Facilities
Revenue	5.000%	8/1/25	11,540	13,648
Virginia Public Building Authority Revenue	5.000%	8/1/14 (Prere.)	10,000	10,000
Virginia Public School Authority Revenue	5.000%	8/1/20	2,500	2,938

Virginia Resources Authority Clean Water
Revenue (State Revolving Fund)	5.000%	10/1/22	8,500	10,384
Virginia Resources Authority Clean Water
Revenue (State Revolving Fund)	5.000%	10/1/23	5,845	7,179
Wise County VA Industrial Development
Authority Solid Waste & Sewage Disposal
Revenue (Virginia Electric & Power Co.) PUT	2.375%	11/1/15	10,000	10,233
				624,553
Washington (2.6%)
Chelan County WA Public Utility District No. 1
Hydro-Electric System Revenue (Columbia
River-Rock Island Hydro)	0.000%	6/1/15 (14)	6,400	6,377
Clark County WA GO	4.750%	12/1/14 (Prere.)	3,275	3,325
Energy Northwest Washington Electric Revenue
(Columbia Generating Station)	5.000%	7/1/19	25,000	29,391
Energy Northwest Washington Electric Revenue
(Columbia Generating Station)	5.000%	7/1/20	20,000	23,824
Energy Northwest Washington Electric Revenue
(Columbia Generating Station)	5.000%	7/1/22	3,250	3,941
Energy Northwest Washington Electric Revenue
(Columbia Generating Station)	5.000%	7/1/23	3,500	4,275
Energy Northwest Washington Electric Revenue
(Columbia Generating Station)	5.000%	7/1/24	1,250	1,541
Energy Northwest Washington Electric Revenue
(Columbia Generating Station)	5.000%	7/1/30	6,000	7,000
Energy Northwest Washington Electric Revenue
(Columbia Generating Station)	5.000%	7/1/31	10,000	11,602
Energy Northwest Washington Electric Revenue
(Columbia Generating Station)	5.000%	7/1/32	5,000	5,764
Energy Northwest Washington Electric Revenue
(Project No. 1)	5.000%	7/1/15	6,710	7,009
Energy Northwest Washington Electric Revenue
(Project No. 1)	5.000%	7/1/16	9,735	10,607
King County WA (Bellevue School District) GO	5.000%	12/1/27	16,505	18,930
King County WA (Bellevue School District) GO	5.000%	12/1/28	17,335	19,831
King County WA (Bellevue School District) GO	5.000%	12/1/29	18,200	20,735
King County WA GO	4.750%	1/1/34	3,075	3,336
Port of Seattle WA Passenger Facility Charge
Revenue	5.000%	12/1/17	1,000	1,128
Port of Seattle WA Passenger Facility Charge
Revenue	5.000%	12/1/20	3,000	3,505
Port of Seattle WA Passenger Facility Charge
Revenue	5.000%	12/1/22	5,525	6,313
Port of Seattle WA Revenue	5.000%	3/1/21 (14)	5,000	5,131
Port of Seattle WA Revenue	5.000%	6/1/22	2,000	2,316
Port of Seattle WA Revenue	5.000%	8/1/27	8,635	9,790
Port of Seattle WA Revenue	5.000%	8/1/28	7,485	8,435
Port of Seattle WA Revenue	5.000%	6/1/30	6,000	6,631
Port of Seattle WA Revenue	5.000%	8/1/30	8,000	8,926
Port of Seattle WA Revenue	5.000%	8/1/31	5,500	6,104
Snohomish County WA School District No. 15
(Edmonds) GO	5.000%	12/1/29	3,700	4,360
Snohomish County WA School District No. 15
(Edmonds) GO	5.000%	12/1/30	3,000	3,510
Snohomish County WA School District No. 15
(Edmonds) GO	5.000%	12/1/31	3,650	4,247

Tobacco Settlement Authority Washington
Revenue	5.000%	6/1/27	10,000	10,674
Tobacco Settlement Authority Washington
Revenue	5.250%	6/1/28	17,670	19,186
University of Washington Revenue	5.000%	4/1/15	9,830	10,148
University of Washington Revenue	5.000%	7/1/27	6,925	8,078
University of Washington Revenue	5.000%	4/1/28	10,195	11,562
University of Washington Revenue	5.000%	7/1/28	11,490	13,340
University of Washington Revenue	5.000%	7/1/29	7,500	8,658
University of Washington Revenue	5.000%	4/1/30	9,315	10,457
University of Washington Revenue	5.000%	7/1/30	10,495	12,044
University of Washington Revenue	5.000%	4/1/31	10,500	11,740
University of Washington Revenue	5.000%	4/1/32	11,375	12,660
University of Washington Revenue	5.000%	7/1/32	5,000	5,681
Washington (Motor Vehicle Fuel Tax) GO	5.000%	8/1/20	3,185	3,752
Washington (Motor Vehicle Fuel Tax) GO	5.000%	8/1/23	5,435	6,509
Washington (Motor Vehicle Fuel Tax) GO	5.000%	8/1/25	5,260	6,218
Washington (Motor Vehicle Fuel Tax) GO	5.000%	8/1/26	6,175	7,238
Washington (Motor Vehicle Fuel Tax) GO	5.000%	6/1/29	10,545	12,034
Washington (Motor Vehicle Fuel Tax) GO	5.000%	6/1/30	7,525	8,572
Washington (Motor Vehicle Fuel Tax) GO	5.000%	8/1/33	6,800	7,739
Washington (Motor Vehicle Fuel Tax) GO	5.000%	8/1/34	11,640	13,189
3 Washington Economic Development Finance
Authority Lease Revenue (Washington
Biomedical Research Properties 2)	5.000%	6/1/27	1,410	1,671
3 Washington Economic Development Finance
Authority Lease Revenue (Washington
Biomedical Research Properties 2)	5.000%	6/1/29	1,435	1,672
3 Washington Economic Development Finance
Authority Lease Revenue (Washington
Biomedical Research Properties 2)	5.000%	6/1/31	2,165	2,491
3 Washington Economic Development Finance
Authority Lease Revenue (Washington
Biomedical Research Properties 2)	5.000%	6/1/32	1,460	1,669
Washington GO	5.700%	10/1/15 (4)	4,085	4,204
Washington GO	5.000%	7/1/17	32,460	36,573
Washington GO	5.000%	7/1/19	6,940	8,145
Washington GO	0.000%	6/1/20 (14)	5,500	4,960
Washington GO	5.000%	7/1/20	10,000	11,247
Washington GO	5.000%	8/1/20	4,845	5,708
Washington GO	5.000%	7/1/22	20,000	24,105
Washington GO	5.000%	7/1/23	31,290	38,052
Washington GO	5.000%	7/1/23	10,000	11,964
Washington GO	5.000%	7/1/24	5,000	5,950
Washington GO	5.000%	1/1/25	1,750	2,039
Washington GO	5.000%	7/1/25	50,585	61,285
Washington GO	5.000%	2/1/28	10,000	11,417
Washington GO	5.000%	2/1/29	6,790	7,758
Washington GO	5.000%	2/1/29	9,650	10,990
Washington GO	5.000%	2/1/30	8,545	9,956
Washington GO	5.000%	7/1/30	5,000	5,612
Washington GO	5.000%	8/1/30	20,980	23,923
Washington GO	5.000%	6/1/31	5,250	5,944
Washington GO	5.000%	8/1/31	13,860	16,135
Washington GO	5.000%	2/1/32	6,170	6,958
Washington GO	5.000%	6/1/32	5,500	6,196
Washington GO	5.000%	8/1/32	29,775	34,088

Washington Health Care Facilities Authority
Revenue (MultiCare Health System)	5.000%	8/15/18	2,000	2,282
Washington Health Care Facilities Authority
Revenue (MultiCare Health System)	5.250%	8/15/19	3,800	4,421
Washington Health Care Facilities Authority
Revenue (MultiCare Health System)	5.250%	8/15/20	4,250	4,860
Washington Health Care Facilities Authority
Revenue (MultiCare Health System)	5.250%	8/15/21	6,525	7,368
Washington Health Care Facilities Authority
Revenue (MultiCare Health System)	5.250%	8/15/22	5,500	6,121
Washington Health Care Facilities Authority
Revenue (MultiCare Health System)	5.250%	8/15/23 (4)	3,425	3,768
Washington Health Care Facilities Authority
Revenue (MultiCare Health System)	5.250%	8/15/24 (4)	3,550	3,887
Washington Health Care Facilities Authority
Revenue (MultiCare Health System)	5.250%	8/15/25 (4)	3,675	4,010
Washington Health Care Facilities Authority
Revenue (MultiCare Health System)	5.250%	8/15/25 (4)	3,625	3,956
Washington Health Care Facilities Authority
Revenue (MultiCare Health System)	5.250%	8/15/26 (4)	3,550	3,860
Washington Health Care Facilities Authority
Revenue (MultiCare Health System)	5.250%	8/15/26 (4)	3,800	4,132
Washington Health Care Facilities Authority
Revenue (MultiCare Health System)	5.250%	8/15/27 (4)	3,925	4,245
Washington Health Care Facilities Authority
Revenue (PeaceHealth)	5.000%	11/1/18	23,000	26,548
Washington Health Care Facilities Authority
Revenue (PeaceHealth)	5.000%	11/15/23	1,500	1,774
Washington Health Care Facilities Authority
Revenue (PeaceHealth)	5.000%	11/1/24	19,830	22,102
Washington Health Care Facilities Authority
Revenue (PeaceHealth)	5.000%	11/15/25	1,710	1,987
Washington Health Care Facilities Authority
Revenue (PeaceHealth)	5.000%	11/15/27	1,035	1,179
Washington Health Care Facilities Authority
Revenue (Providence Health & Services)	5.000%	10/1/31 (14)	17,745	18,825
Washington Health Care Facilities Authority
Revenue (Providence Health & Services)	5.000%	10/1/32	3,785	4,197
Washington Higher Education Facilities
Authority Revenue (Gonzaga University
Project)	5.000%	4/1/21	2,580	2,830
Washington Higher Education Facilities
Authority Revenue (Gonzaga University
Project)	5.000%	4/1/22	3,005	3,270
Washington Higher Education Facilities
Authority Revenue (Gonzaga University
Project)	5.000%	4/1/23	4,470	4,833
Washington Higher Education Facilities
Authority Revenue (Gonzaga University
Project)	5.000%	4/1/24	2,000	2,146
Washington Housing Finance Commission Multi-
Family Housing Revenue (Emerald Heights
Project)	5.000%	7/1/28	1,675	1,787
Washington Housing Finance Commission Multi-
Family Housing Revenue (Emerald Heights
Project)	5.000%	7/1/33	2,840	3,001
Washington State University General Revenue	5.000%	10/1/28	3,070	3,515

Washington State University General Revenue	5.000%	10/1/29	3,070	3,497
Washington State University General Revenue	5.000%	10/1/30	3,140	3,557
Washington State University General Revenue	5.000%	10/1/31	3,170	3,576
Washington State University General Revenue	5.000%	10/1/32	1,600	1,796
Washington State University Student Fee
Revenue	5.000%	10/1/31 (2)	15,950	16,792
				988,197
West Virginia (0.3%)
West Virginia Economic Development Authority
Lottery Revenue	5.000%	6/15/19	1,395	1,622
West Virginia Economic Development Authority
Lottery Revenue	5.000%	6/15/21	3,500	4,102
West Virginia Economic Development Authority
Lottery Revenue	5.000%	6/15/22	2,055	2,400
West Virginia Economic Development Authority
Lottery Revenue	5.000%	6/15/23	1,745	2,032
West Virginia Economic Development Authority
Lottery Revenue	5.000%	6/15/25	2,445	2,815
West Virginia Economic Development Authority
Lottery Revenue	5.000%	6/15/27	5,085	5,812
West Virginia Higher Education Policy
Commission Revenue	5.000%	4/1/25	2,000	2,283
West Virginia Higher Education Policy
Commission Revenue	5.000%	4/1/27	1,500	1,683
West Virginia Higher Education Policy
Commission Revenue	5.000%	4/1/28	2,000	2,224
West Virginia Higher Education Policy
Commission Revenue	5.000%	4/1/29	2,000	2,214
West Virginia Hospital Finance Authority
Hospital Revenue (Charleston Area Medical
Center Inc.)	5.000%	9/1/17	6,335	6,995
West Virginia Hospital Finance Authority
Hospital Revenue (Charleston Area Medical
Center Inc.)	5.000%	9/1/18	4,985	5,587
West Virginia Hospital Finance Authority
Hospital Revenue (Charleston Area Medical
Center Inc.)	5.000%	9/1/19	2,990	3,372
West Virginia Hospital Finance Authority
Hospital Revenue (Charleston Area Medical
Center Inc.)	5.000%	9/1/20	3,560	4,041
West Virginia Hospital Finance Authority
Hospital Revenue (Charleston Area Medical
Center Inc.)	5.125%	9/1/21	3,265	3,675
West Virginia Hospital Finance Authority
Hospital Revenue (Charleston Area Medical
Center Inc.)	5.000%	9/1/24	2,550	2,905
West Virginia Hospital Finance Authority
Hospital Revenue (Charleston Area Medical
Center Inc.)	5.000%	9/1/25	2,880	3,231
West Virginia Hospital Finance Authority
Hospital Revenue (Charleston Area Medical
Center Inc.)	5.000%	9/1/26	2,280	2,539
West Virginia Hospital Finance Authority
Hospital Revenue (Charleston Area Medical
Center Inc.)	5.000%	9/1/27	2,840	3,141

West Virginia Hospital Finance Authority
Hospital Revenue (Charleston Area Medical
Center Inc.)	5.000%	9/1/28	3,095	3,401
West Virginia Hospital Finance Authority
Hospital Revenue (United Health System
Obligated Group)	5.000%	6/1/18	1,920	2,184
West Virginia Hospital Finance Authority
Hospital Revenue (United Health System
Obligated Group)	5.000%	6/1/24	12,620	13,762
West Virginia School Building Authority Excess
Lottery Revenue	5.250%	7/1/20	2,500	2,837
West Virginia School Building Authority Excess
Lottery Revenue	5.250%	7/1/22	5,810	6,603
West Virginia University Revenue	5.000%	10/1/17	1,500	1,699
West Virginia University Revenue	5.000%	10/1/30	3,000	3,399
				96,558
Wisconsin (0.7%)
3 Central Brown County WI Water Authority Water
System Revenue	5.000%	11/1/30	1,890	2,150
3 Central Brown County WI Water Authority Water
System Revenue	5.000%	11/1/31	2,000	2,258
3 Central Brown County WI Water Authority Water
System Revenue	5.000%	11/1/32	2,000	2,247
3 Central Brown County WI Water Authority Water
System Revenue	5.000%	11/1/33	1,500	1,680
3 Central Brown County WI Water Authority Water
System Revenue	5.000%	11/1/34	1,500	1,674
3 Central Brown County WI Water Authority Water
System Revenue	5.000%	11/1/35	1,500	1,669
Madison WI Community Development Authority
Revenue (Wisconsin Alumni Research
Project)	5.000%	10/1/18	1,640	1,901
Madison WI Community Development Authority
Revenue (Wisconsin Alumni Research
Project)	5.000%	10/1/19	3,705	4,360
Milwaukee WI Metropolitan Sewer District GO	5.250%	10/1/22	2,690	3,303
Wisconsin Clean Water Revenue	4.000%	6/1/16	720	769
Wisconsin Clean Water Revenue	4.000%	6/1/17	1,000	1,096
Wisconsin GO	5.000%	5/1/15	3,000	3,109
Wisconsin GO	5.000%	5/1/15 (Prere.)	6,000	6,218
Wisconsin GO	5.500%	5/1/15 (14)	15,000	15,602
Wisconsin GO	5.000%	5/1/16	4,000	4,329
Wisconsin GO	5.000%	11/1/17	4,500	5,127
Wisconsin GO	5.000%	5/1/18	3,800	4,377
Wisconsin GO	5.000%	5/1/19	7,135	8,197
Wisconsin GO	5.000%	5/1/22	3,500	4,113
Wisconsin GO	5.000%	5/1/22	10,425	12,461
Wisconsin GO	5.000%	5/1/25	7,500	8,873
Wisconsin GO	5.000%	5/1/27	1,400	1,634
Wisconsin GO	5.000%	5/1/27	2,750	3,209
Wisconsin GO	6.000%	5/1/27	10,000	11,920
Wisconsin GO	5.000%	5/1/28	2,060	2,393
Wisconsin GO	5.000%	5/1/29	1,715	1,983
Wisconsin Health & Educational Facilities
Authority Health Facilities Revenue (SSM
Health Care)	5.000%	6/1/19	4,110	4,734

Wisconsin Health & Educational Facilities
Authority Health Facilities Revenue (SSM
Health Care)	5.000%	6/1/20	3,240	3,747
Wisconsin Health & Educational Facilities
Authority Health Facilities Revenue (SSM
Health Care)	5.000%	6/1/21	5,230	5,943
Wisconsin Health & Educational Facilities
Authority Health Facilities Revenue (SSM
Health Care)	5.000%	6/1/22	3,295	3,682
Wisconsin Health & Educational Facilities
Authority Revenue (Ascension Health Alliance
Credit Group) PUT	5.000%	6/1/21	34,215	40,080
Wisconsin Health & Educational Facilities
Authority Revenue (Aurora Health Care Inc.)	5.000%	7/15/28	8,500	9,129
Wisconsin Health & Educational Facilities
Authority Revenue (Aurora Health Care Inc.)	5.500%	4/15/29	11,700	12,673
Wisconsin Health & Educational Facilities
Authority Revenue (Children's Hospital of
Wisconsin Inc.)	5.375%	8/15/24	5,900	6,606
Wisconsin Health & Educational Facilities
Authority Revenue (Marquette University)	5.000%	10/1/24	700	815
Wisconsin Health & Educational Facilities
Authority Revenue (Marquette University)	5.000%	10/1/28	1,865	2,109
Wisconsin Health & Educational Facilities
Authority Revenue (Marquette University)	5.000%	10/1/29	1,500	1,688
Wisconsin Health & Educational Facilities
Authority Revenue (Marquette University)	5.000%	10/1/30	1,660	1,861
Wisconsin Health & Educational Facilities
Authority Revenue (Ministry Health Care Inc.)	5.000%	8/15/32	11,800	12,824
Wisconsin Public Power System Power Supply
System Revenue	5.000%	7/1/32	4,000	4,408
Wisconsin Public Power System Power Supply
System Revenue	5.000%	7/1/33	3,500	3,848
Wisconsin Transportation Revenue	5.000%	7/1/17	3,000	3,384
Wisconsin Transportation Revenue	5.000%	7/1/29	5,100	5,707
Wisconsin Transportation Revenue	5.000%	7/1/30	7,000	8,001
				247,891
Total Tax-Exempt Municipal Bonds (Cost $35,386,242)				37,353,064
			Shares
Temporary Cash Investment (1.4%)
Money Market Fund (1.4%)
5 Vanguard Municipal Cash Management Fund
(Cost $548,813)	0.062%		548,813,000	548,813
Total Investments (100.0%) (Cost $35,935,055)				37,901,877
Other Assets and Liabilities-Net (0.0%)				(17,367)
Net Assets (100%)				37,884,510
1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2014, the aggregate value of these securities was $472,614,000, representing 1.2% of net assets.
2 Adjustable-rate security.
3 Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of
July 31, 2014.
4 Securities with a value of $4,616,000 have been segregated as initial margin for open futures contracts.
5 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.

Intermediate-Term Tax-Exempt Fund

KEY TO ABBREVIATIONS

ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
PILOT – Payments in Lieu of Taxes.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
VRDO - Variable Rate Demand Obligation.
VRDP - Variable Rate Demand Preferred.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) AGC (Assured Guaranty Corporation).
(13) BHAC (Berkshire Hathaway Assurance Corporation).
(14) NPFG (National Public Finance Guarantee Corporation).
(15) BAM (Build America Mutual Assurance Company).
(16) MAC (Municipal Assurance Corporation).
(17) RAA (Radian Asset Assurance Inc.).
The insurance does not guarantee the market value of the municipal bonds

Intermediate-Term Tax-Exempt Fund

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Municipal Cash Management Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of July 31, 2014, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Tax-Exempt Municipal Bonds	—	37,353,064	—
Temporary Cash Investments	548,813	—	—
Futures Contracts—Assets[1]	109	—	—
Futures Contracts—Liabilities[1]	(120)
Total	548,802	37,353,064	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Intermediate-Term Tax-Exempt Fund

Futures contracts are valued at their quoted daily settlement prices. The aggregate notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At July 31, 2014, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)

		Number of Long	Aggregate
		(Short)	Settlement	Unrealized
		Contracts	Value	Appreciation
Futures Contracts	Expiration		Long (Short)	(Depreciation)
10-Year U. S. Treasury Note	September 2014	(4,775)	(595,671)	662

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At July 31, 2014, the cost of investment securities for tax purposes was $35,970,444,000. Net unrealized appreciation of investment securities for tax purposes was $1,931,433,000, consisting of unrealized gains of $1,993,300,000 on securities that had risen in value since their purchase and $61,867,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Long-Term Tax-Exempt Fund

Schedule of Investments
of July 31, 2014

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (98.4%)
Alabama (0.9%)
Alabama Incentives Financing Authority Special
Obligation Revenue	5.000%	9/1/37	10,945	11,796
Alabama Incentives Financing Authority Special
Obligation Revenue	5.000%	9/1/42	3,325	3,569
Alabama Port Authority Docks Facilities
Revenue	6.000%	10/1/40	5,000	5,747
Auburn University Alabama General Fee
Revenue	5.000%	6/1/42	8,455	9,238
Birmingham AL GO	0.000%	3/1/27	2,500	2,497
Birmingham AL GO	0.000%	3/1/37	2,500	2,382
Houston County AL Health Care Authority
Revenue	5.250%	10/1/30 (2)	9,000	9,088
Huntsville AL GO	5.000%	5/1/26	2,860	3,301
Jefferson County AL Sewer Revenue	0.000%	10/1/42 (4)	12,500	7,897
Jefferson County AL Sewer Revenue	7.000%	10/1/51	10,000	11,692
Jefferson County AL Sewer Revenue	6.500%	10/1/53	6,525	7,361
Selma AL Industrial Development Board
Revenue (International Paper Co. Project)	5.375%	12/1/35	2,000	2,186
				76,754
Alaska (0.1%)
Alaska Industrial Development & Export
Authority Revenue (Providence Health &
Services)	5.500%	10/1/41	6,000	6,666

Arizona (1.3%)
Arizona Board Regents Arizona State University
System Revenue	5.000%	7/1/31	2,000	2,268
Arizona Board Regents Arizona State University
System Revenue	5.000%	7/1/32	2,365	2,669
Arizona Board Regents Arizona State University
System Revenue	5.000%	6/1/37	3,750	4,130
Arizona COP	5.000%	9/1/23 (4)	12,140	13,123
Arizona Health Facilities Authority Hospital
System Revenue (Phoenix Children's
Hospital)	5.000%	2/1/42	2,500	2,618
Arizona Health Facilities Authority Revenue
(Banner Health)	5.500%	1/1/38	12,500	13,373
Arizona Transportation Board Excise Tax
Revenue (Maricopa County Regional Area)	5.000%	7/1/21	4,190	4,968
Arizona Transportation Board Highway Revenue	5.000%	7/1/34	11,175	12,572
Maricopa County AZ Industrial Development
Authority Hospital System Revenue
(Samaritan Health Services)	7.000%	12/1/16 (ETM)	8,650	9,223
Maricopa County AZ Pollution Control Corp.
Revenue (Southern California Edison Co.)	5.000%	6/1/35	5,500	5,851
Phoenix AZ Civic Improvement Corp. Airport
Revenue	5.000%	7/1/21	4,000	4,628

Phoenix AZ Civic Improvement Corp. Airport
Revenue	5.000%	7/1/22	6,375	7,387
Phoenix AZ Civic Improvement Corp. Excise
Tax Revenue	5.000%	7/1/21 (14)	5,135	5,529
Phoenix AZ Civic Improvement Corp. Water
System Revenue	5.000%	7/1/34	10,000	11,258
Pima County AZ Sewer Revenue	5.000%	7/1/26	2,000	2,303
Pima County AZ Sewer Revenue	5.000%	7/1/27	1,000	1,144
Salt Verde AZ Financial Corp. Gas Revenue	5.250%	12/1/20	500	575
Salt Verde AZ Financial Corp. Gas Revenue	5.250%	12/1/24	2,220	2,571
Salt Verde AZ Financial Corp. Gas Revenue	5.250%	12/1/27	785	908
				107,098
Arkansas (0.1%)
North Little Rock AR Electric Revenue	6.500%	7/1/15 (ETM)	1,015	1,073
University of Arkansas Revenue (Fayetteville
Campus)	5.000%	11/1/31	2,170	2,491
University of Arkansas Revenue (Fayetteville
Campus)	5.000%	11/1/32	2,845	3,250
				6,814
California (14.7%)
Alameda CA Corridor Transportation Authority
Revenue	0.000%	10/1/30 (2)	5,000	2,261
Alameda CA Corridor Transportation Authority
Revenue	0.000%	10/1/31 (14)	8,450	3,903
Alameda CA Corridor Transportation Authority
Revenue	0.000%	10/1/33 (14)	12,000	4,954
Alameda County CA Joint Powers Authority
Lease Revenue	5.250%	12/1/29	8,300	9,663
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/16 (Prere.)	11,000	11,865
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/17 (Prere.)	8,000	8,955
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/32	2,060	2,301
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.250%	4/1/53	3,350	3,669
1 Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	1.160%	4/1/24	10,000	10,033
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/21	7,650	8,758
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/22	5,000	5,914
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/22	5,375	6,143
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/27	7,560	8,644
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/29	10,000	11,651
California Economic Recovery GO	5.000%	7/1/15	5,990	6,015
California Educational Facilities Authority
Revenue (California Institute of Technology)	5.000%	11/1/39	17,000	19,018
California Educational Facilities Authority
Revenue (University of Southern California)	5.250%	10/1/38	1,000	1,128

California Educational Facilities Authority
Revenue (University of Southern California)	5.250%	10/1/39	5,000	5,641
California GO	5.000%	9/1/20	5,130	5,618
California GO	5.000%	9/1/23	4,285	5,226
California GO	5.000%	9/1/23	2,000	2,395
California GO	5.250%	9/1/24	12,500	15,033
California GO	5.250%	10/1/24	3,000	3,615
California GO	5.625%	4/1/26	21,900	25,751
California GO	5.000%	10/1/27	4,500	5,220
California GO	5.000%	11/1/31	5,000	5,703
California GO	6.000%	3/1/33	4,000	4,799
California GO	6.500%	4/1/33	41,500	50,483
California GO	6.000%	11/1/35	10,000	12,045
California GO	5.000%	9/1/36	3,250	3,598
California GO	6.000%	4/1/38	10,340	12,169
California GO	6.000%	11/1/39	6,500	7,797
California GO	5.000%	9/1/41	5,000	5,441
California GO	5.000%	9/1/42	11,360	12,400
California GO	5.000%	2/1/43	5,500	6,026
California GO	5.000%	4/1/43	1,000	1,097
California GO	5.000%	11/1/43	5,000	5,513
California GO	5.000%	12/1/43	8,250	9,103
California GO VRDO	0.060%	8/7/14 LOC	4,600	4,600
California Health Facilities Financing Authority
Revenue (Adventist Health System/West)	5.750%	9/1/39	5,500	6,339
California Health Facilities Financing Authority
Revenue (Catholic Healthcare West)	5.625%	7/1/35	5,000	5,458
California Health Facilities Financing Authority
Revenue (Catholic Healthcare West)	6.000%	7/1/39	4,500	4,993
California Health Facilities Financing Authority
Revenue (Pomona Valley Hospital Medical
Center)	5.750%	7/1/15 (14)	1,820	1,827
2 California Health Facilities Financing Authority
Revenue (Providence Health & Services)	5.000%	10/1/44	10,000	11,075
California Health Facilities Financing Authority
Revenue (St. Joseph Health System)	5.000%	7/1/33	2,000	2,196
California Health Facilities Financing Authority
Revenue (St. Joseph Health System)	5.750%	7/1/39	8,000	9,260
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.875%	8/15/31	6,000	7,165
California Health Facilities Financing Authority
Revenue (Sutter Health)	6.000%	8/15/42	15,000	17,953
California Infrastructure & Economic
Development Bank Revenue (Independent
System Operator Corp. Project)	5.000%	2/1/34	13,800	15,004
California Municipal Finance Authority Revenue
(University of La Verne)	6.250%	6/1/40	5,000	5,550
California Public Works Board Lease Revenue
(Community Colleges)	5.625%	3/1/16 (2)	4,925	4,947
California Public Works Board Lease Revenue
(Department of General Services)	6.250%	4/1/34	10,000	11,792
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	3/1/38	1,125	1,227
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	10/1/28	4,000	4,510
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	11/1/30	4,205	4,717

California Public Works Board Lease Revenue
(Various Capital Projects)	5.500%	11/1/30	1,320	1,578
California Public Works Board Lease Revenue
(Various Capital Projects)	5.250%	11/1/32	7,280	8,385
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	4/1/37	14,705	15,960
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	11/1/37	5,000	5,455
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	11/1/38	2,615	2,868
California State University Revenue Systemwide	5.000%	11/1/32 (4)	10,000	10,925
California State University Revenue Systemwide	5.250%	11/1/34	8,600	9,806
California Statewide Communities Development
Authority Revenue (Kaiser Permanente)	5.000%	4/1/42	26,250	28,417
California Statewide Communities Development
Authority Revenue (Trinity Health)	5.000%	12/1/41	13,975	14,983
California Statewide Communities Development
Authority Senior Living Revenue (Southern
California Presbyterian Homes)	7.250%	11/15/41	3,000	3,439
California Statewide Communities Development
Authority Student Housing Revenue (CHF-
Irvine LLC - UCI East Campus Apartments
Phase II)	5.750%	5/15/32	4,000	4,289
Chabot-Las Positas CA Community College
District GO	5.000%	8/1/27	4,175	4,853
Chula Vista CA Industrial Development Revenue
(San Diego Gas & Electric Co.)	5.875%	2/15/34	10,000	11,524
Chula Vista CA Municipal Financing Authority
Special Tax Revenue	5.000%	9/1/34	3,000	3,194
Clovis CA Unified School District GO	5.000%	8/1/38	3,850	4,267
Contra Costa CA Community College District
GO	4.000%	8/1/29	5,725	6,050
Corona-Norco CA Unified School District Special
Tax Revenue (Community Facilities District
No. 98-1)	5.000%	9/1/29	1,705	1,872
Corona-Norco CA Unified School District Special
Tax Revenue (Community Facilities District
No. 98-1)	5.000%	9/1/32	1,500	1,612
East Bay CA Municipal Utility District Water
System Revenue	5.000%	6/1/44	10,000	11,345
El Dorado CA Irrigation District Revenue	5.000%	3/1/34 (4)	1,480	1,644
2 Foothill-De Anza CA Community College District
GO	5.000%	8/1/36	1,645	1,879
Foothill/Eastern Transportation Corridor Agency
California Toll Road Revenue	5.750%	1/15/46	10,000	11,257
Gilroy CA School Facilities Finance Authority
Revenue	5.000%	8/1/46	5,000	5,320
Grossmont CA Healthcare District GO	5.000%	7/15/37 (2)	15,770	17,128
Grossmont CA Healthcare District GO	6.125%	7/15/40	5,000	5,872
Imperial CA Irrigation District Electric Revenue	6.250%	11/1/31	2,225	2,673
Kern County CA GO	6.000%	8/1/35 (12)	2,500	2,911
Los Angeles CA Community College District GO	5.000%	8/1/28	6,600	7,492
Los Angeles CA Community College District GO	6.000%	8/1/33	10,000	11,942
Los Angeles CA Community College District GO	5.250%	8/1/39	3,000	3,444
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/35	2,000	2,216

Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/40	10,000	10,952
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/31 (4)	12,500	12,954
Los Angeles CA Department of Water & Power
Revenue	5.375%	7/1/38	4,000	4,550
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/39	5,000	5,475
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/43	9,000	9,880
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/43	5,000	5,496
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/43	3,500	3,847
Los Angeles CA Unified School District GO	5.000%	7/1/17 (Prere.)	6,980	7,884
Los Angeles CA Unified School District GO	5.000%	7/1/17 (Prere.)	7,435	8,398
Los Angeles CA Unified School District GO	5.000%	7/1/17 (Prere.)	27,240	30,768
Los Angeles CA Unified School District GO	5.000%	7/1/25 (3)	10,000	10,416
Los Angeles CA Unified School District GO	5.000%	7/1/26	6,950	8,011
Los Angeles CA Unified School District GO	5.000%	7/1/27	7,295	8,379
Los Angeles CA Wastewater System Revenue	5.750%	6/1/28	11,080	13,157
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	8/1/31	2,790	3,088
M-S-R California Energy Authority Revenue	6.125%	11/1/29	4,700	5,777
M-S-R California Public Power Agency Revenue
(San Juan Project)	6.750%	7/1/20 (ETM)	6,185	7,399
Metropolitan Water District of Southern
California Revenue	5.000%	7/1/30	3,000	3,477
Metropolitan Water District of Southern
California Revenue	5.000%	7/1/35	5,000	5,679
Modesto CA Irrigation District COP	5.500%	7/1/35	5,700	6,120
Modesto CA Irrigation District Financing
Authority Revenue (Woodland Project)	6.500%	10/1/22 (ETM)	17,510	21,081
Mount Diablo CA Unified School District GO	5.000%	8/1/32	2,675	3,010
Newport Beach CA Revenue (Hoag Memorial
Hospital Presbyterian)	6.000%	12/1/21 (Prere.)	3,500	4,490
Ontario CA Public Financing Authority Water
Revenue	5.000%	7/1/43	5,800	6,382
Palomar Pomerado Health California GO	0.000%	8/1/37	5,000	1,589
Palomar Pomerado Health California GO	0.000%	8/1/38 (12)	10,000	9,074
Riverside County CA Transportation
Commission Toll Revenue	5.750%	6/1/44	3,000	3,356
Riverside County CA Transportation
Commission Toll Revenue	5.750%	6/1/48	1,000	1,115
Sacramento CA Municipal Utility District
Revenue	5.000%	8/15/26	5,750	6,718
Sacramento CA Municipal Utility District
Revenue	5.000%	8/15/27	1,385	1,604
Sacramento CA Regional Transit District
Farebox Revenue	5.000%	3/1/42	3,250	3,451
Sacramento CA Transportation Authority Sales
Tax Revenue VRDO	0.040%	8/7/14	6,000	6,000
Sacramento CA Transportation Authority Sales
Tax Revenue VRDO	0.040%	8/7/14	3,600	3,600
Sacramento County CA Airport Revenue	6.000%	7/1/41	10,500	12,064
Sacramento County CA Sanitation Districts
Financing Authority Revenue	5.000%	12/1/44	10,000	11,247

San Bernardino CA Community College District
GO	4.000%	8/1/27	10,000	10,681
San Bernardino County CA Medical Center COP	6.875%	8/1/24 (ETM)	13,000	17,475
San Diego CA Community College District GO	5.000%	8/1/36	1,500	1,662
San Diego CA Public Facilities Financing
Authority Water Revenue	5.000%	8/1/29	5,770	6,652
San Diego CA Unified School District GO	5.500%	7/1/22 (14)	9,160	11,271
San Diego CA Unified School District GO	0.000%	7/1/37	14,000	4,774
San Diego County CA Regional Airport Authority
Revenue	5.000%	7/1/43	5,450	5,834
San Francisco CA Bay Area Rapid Transit
District GO	5.000%	8/1/31	3,000	3,514
San Francisco CA Bay Area Rapid Transit
District GO	5.000%	8/1/37	1,125	1,283
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/26	2,000	2,313
San Francisco CA City & County International
Airport Revenue	6.000%	5/1/39	10,000	11,854
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/43	9,000	9,741
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/35	5,255	5,854
San Joaquin Hills CA Transportation Corridor
Agency Toll Road Revenue	0.000%	1/15/25 (14)	9,250	5,386
San Jose CA Redevelopment Agency Tax
Allocation Revenue	5.000%	8/1/27 (14)	5,000	5,052
San Luis & Delta Mendota CA Water Authority
Revenue	5.000%	3/1/43 (15)	5,140	5,494
San Mateo County CA Joint Powers Financing
Authority Lease Revenue (Youth Services
Campus)	5.000%	7/15/33	5,000	5,596
San Ramon Valley CA Unified School District
GO	4.000%	8/1/28	1,225	1,311
San Ramon Valley CA Unified School District
GO	4.000%	8/1/28	1,225	1,311
San Ramon Valley CA Unified School District
GO	4.000%	8/1/29	3,495	3,723
Santa Monica CA Community College District
GO	0.000%	8/1/25	5,490	3,880
Santa Rosa CA Wastewater Revenue	6.000%	9/1/15 (4)	960	985
Simi Valley CA School Financing Authority
Revenue	5.000%	8/1/27 (4)	10,000	11,318
Southern California Public Power Authority
Revenue	5.000%	7/1/27	5,000	5,839
Southern California Public Power Authority
Revenue	5.000%	7/1/29	2,670	3,072
Southern California Public Power Authority
Revenue VRDO	0.040%	8/7/14 LOC	3,745	3,745
State Center California Community College
District GO	5.000%	8/1/31 (4)	16,100	17,539
Stockton CA Unified School District GO	5.000%	8/1/42 (4)	4,650	4,951
Twin Rivers CA Unified School District GO	5.000%	8/1/40 (15)	5,000	5,429
Ukiah CA Electric Revenue	6.250%	6/1/18 (14)	3,030	3,344
University of California Revenue	5.250%	5/15/37	3,000	3,475
University of California Revenue	5.000%	5/15/38	10,000	11,142
University of California Revenue	5.250%	5/15/38	10,000	11,556

Ventura County CA Community College District
GO	5.500%	8/1/33	12,000	13,814
Ventura County CA Public Financing Authority
Lease Revenue	5.000%	11/1/38	7,000	7,720
Victor Valley CA Community College District GO	6.000%	8/1/39	12,000	14,273
Walnut CA Energy Center Authority Revenue	5.000%	1/1/35	8,985	9,658
Washington Township CA Health Care District
GO	5.500%	8/1/38	5,125	5,998
2 Whittier CA Health Facilities Revenue
(Presbyterian Intercommunity Hospital
Obligated Group)	5.000%	6/1/44	7,200	7,696
				1,205,464
Colorado (2.2%)
Colorado Health Facilities Authority Revenue
(Catholic Health Initiatives)	5.250%	2/1/31	4,000	4,419
Colorado Health Facilities Authority Revenue
(Catholic Health Initiatives)	5.500%	7/1/34	5,000	5,695
Colorado Health Facilities Authority Revenue
(Covenant Retirement Community Inc.)	5.000%	12/1/33	5,000	5,179
Colorado Health Facilities Authority Revenue
(Sisters of Charity of Leavenworth Health
System) VRDO	0.070%	8/7/14	8,700	8,700
Commerce City CO Sales & Use Tax Revenue	5.000%	8/1/44 (4)	4,000	4,382
Denver CO City & County Airport Revenue	5.000%	11/15/43	8,000	8,673
Denver CO City & County COP VRDO	0.080%	8/1/14	17,240	17,240
Denver CO City & County COP VRDO	0.080%	8/1/14	33,080	33,080
E-470 Public Highway Authority Colorado
Revenue	0.000%	9/1/15 (14)	5,795	5,724
E-470 Public Highway Authority Colorado
Revenue	0.000%	9/1/16 (14)	10,185	9,862
E-470 Public Highway Authority Colorado
Revenue	0.000%	9/1/19 (14)	13,000	11,450
E-470 Public Highway Authority Colorado
Revenue	0.000%	9/1/23 (14)	20,775	15,254
E-470 Public Highway Authority Colorado
Revenue	0.000%	9/1/25 (14)	9,700	6,368
E-470 Public Highway Authority Colorado
Revenue	0.000%	9/1/30 (14)	16,500	8,233
Northwest Parkway Public Highway Authority
Colorado Revenue	5.800%	6/15/16 (Prere.)	16,000	17,601
Regional Transportation District of Colorado
Sales Tax Revenue (Denver Transit Partners
Eagle P3 Project)	6.000%	1/15/34	5,000	5,557
Regional Transportation District of Colorado
Sales Tax Revenue (Denver Transit Partners
Eagle P3 Project)	6.000%	1/15/41	14,765	16,328
University of Colorado Enterprise System
Revenue	5.750%	6/1/28	1,000	1,189
				184,934
Connecticut (1.3%)
Connecticut GO	5.000%	11/1/16	2,000	2,206
Connecticut GO	5.000%	12/1/19	8,225	9,704
Connecticut GO	5.000%	6/1/23	5,000	5,945
Connecticut GO	5.000%	10/15/23	2,500	2,984
Connecticut GO	5.000%	10/15/24	5,925	7,022
Connecticut GO	5.000%	4/15/25	10,000	11,709

Connecticut GO	5.000%	4/15/26	5,000	5,808
Connecticut GO	5.000%	10/15/26	4,140	4,833
Connecticut GO	5.000%	11/1/26	3,000	3,448
Connecticut GO	5.000%	3/1/27	3,000	3,486
Connecticut GO	5.000%	10/15/31	1,850	2,100
Connecticut GO	5.000%	6/15/32	8,905	10,244
Connecticut GO	5.000%	6/15/33	6,255	7,156
Connecticut Health & Educational Facilities
Authority Revenue (Connecticut State
University)	5.000%	11/1/25	1,860	2,178
Connecticut Health & Educational Facilities
Authority Revenue (Connecticut State
University)	5.000%	11/1/26	1,955	2,266
Connecticut Health & Educational Facilities
Authority Revenue (Connecticut State
University)	5.000%	11/1/27	1,850	2,133
Connecticut Housing Finance Authority Revenue
Housing Mortgage Finance Program	4.000%	11/15/32	4,855	5,321
Connecticut Housing Finance Authority Revenue
Housing Mortgage Finance Program	4.000%	11/15/44	3,000	3,285
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	10/1/31	7,500	8,623
Hartford CT GO	5.000%	4/1/24	1,215	1,416
Hartford CT GO	5.000%	4/1/27	1,650	1,863
Hartford CT GO	5.000%	4/1/28	3,565	3,976
				107,706
Delaware (0.0%)
University of Delaware Revenue	5.000%	11/1/32	1,990	2,281
University of Delaware Revenue	5.000%	11/1/33	1,000	1,141
				3,422
District of Columbia (0.5%)
District of Columbia Revenue (Georgetown
University)	5.500%	4/1/36	5,000	5,496
District of Columbia Water & Sewer Authority
Public Utility Revenue	5.000%	10/1/37	10,000	11,110
District of Columbia Water & Sewer Authority
Public Utility Revenue	5.500%	10/1/39	13,000	14,656
Metropolitan Washington DC/VA Airports
Authority Dulles Toll Road Revenue (Dulles
Metrorail & Capital Improvement Projects)	5.000%	10/1/53	7,500	7,715
				38,977
Florida (8.5%)
Alachua County FL Health Facilities Authority
Revenue (East Ridge Retirement Village)	6.250%	11/15/44	4,250	4,453
Alachua County FL Health Facilities Authority
Revenue (Shands Teaching Hospital & Clinics
Inc. Project)	6.250%	12/1/16 (14)	5,530	5,838
Boynton Beach FL Utility System Revenue	5.375%	11/1/15 (14)	2,665	2,804
Brevard County FL Health Facilities Authority
Revenue (Health First Inc. Project)	7.000%	4/1/39	7,000	8,059
Broward County FL Airport System Revenue	5.375%	10/1/29	1,500	1,713
Broward County FL Airport System Revenue	5.250%	10/1/38	14,000	15,365
Broward County FL Port Facilities Revenue	6.000%	9/1/25	2,000	2,249
Broward County FL Sales Tax Revenue (Main
Courthouse Project)	5.250%	10/1/36	17,500	19,805

Citizens Property Insurance Corp. Florida
Revenue (Coastal Account)	5.250%	6/1/17	6,000	6,752
Clearwater FL Water & Sewer Revenue	5.250%	12/1/39	5,000	5,412
Collier County FL Special Obligation Revenue	5.000%	7/1/34	3,000	3,215
Florida Board of Education Capital Outlay GO	5.000%	6/1/33	3,000	3,408
Florida Board of Education Lottery Revenue	5.000%	7/1/22 (2)	12,995	14,642
Florida Board of Education Public Education
Capital Outlay GO	6.000%	6/1/23	3,000	3,881
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/34	2,695	3,035
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/35	7,000	7,882
Florida Department of Environmental Protection
& Preservation Revenue	5.000%	7/1/20	8,175	9,236
Florida Department of Environmental Protection
& Preservation Revenue	5.000%	7/1/21	8,610	9,824
Florida Department of Environmental Protection
& Preservation Revenue	5.000%	7/1/27	5,000	5,527
Florida Municipal Power Agency Revenue	5.000%	10/1/31	6,075	6,681
Florida Municipal Power Agency Revenue	6.250%	10/1/31	2,000	2,363
Florida Water Pollution Control Financing Corp.
Revenue	5.000%	1/15/20	2,000	2,296
Florida Water Pollution Control Financing Corp.
Revenue	5.000%	1/15/25	3,000	3,407
Halifax Hospital Medical Center Florida Hospital
Revenue	5.500%	6/1/38 (4)	3,000	3,164
Highlands County FL Health Facilities Authority
Hospital Revenue (Adventist Health
System/Sunbelt Obligated Group)	5.000%	11/15/15 (Prere.)	245	260
Highlands County FL Health Facilities Authority
Hospital Revenue (Adventist Health
System/Sunbelt Obligated Group)	5.000%	11/15/15 (Prere.)	185	196
Highlands County FL Health Facilities Authority
Hospital Revenue (Adventist Health
System/Sunbelt Obligated Group)	5.250%	11/15/16 (Prere.)	245	272
Highlands County FL Health Facilities Authority
Hospital Revenue (Adventist Health
System/Sunbelt Obligated Group)	5.625%	11/15/37	5,000	5,752
Hillsborough County FL Industrial Development
Authority Hospital Revenue (H. Lee Moffitt
Cancer Center Project)	5.250%	7/1/27	7,085	7,476
Hillsborough County FL Industrial Development
Authority Hospital Revenue (Tampa General
Hospital Project)	5.000%	10/1/34	12,750	13,639
Hillsborough County FL Industrial Development
Authority Revenue (University Community
Hospital)	6.500%	8/15/19 (ETM)	8,500	9,927
Hillsborough County FL School Board COP	5.000%	7/1/25	2,500	2,780
Jacksonville FL Electric Authority Revenue (St.
John's River Power Park)	5.500%	10/1/14 (Prere.)	3,660	3,693
Jacksonville FL Electric Authority Revenue (St.
John's River Power Park)	5.000%	10/1/37	4,500	4,930
Jacksonville FL Electric Authority Water &
Sewer Revenue	5.000%	10/1/33	3,500	3,856
Jacksonville FL Health Facilities Authority
Hospital Revenue (Baptist Medical Center
Project)	5.000%	8/15/27	2,500	2,728

Jacksonville FL Health Facilities Authority
Hospital Revenue (Baptist Medical Center
Project)	5.000%	8/15/37	3,800	3,918
Jacksonville FL Sales Taxes Revenue	5.000%	10/1/30	5,000	5,536
Jacksonville FL Transportation Revenue	5.000%	10/1/31	2,000	2,254
Lee Memorial Health System Florida Hospital
Revenue	5.250%	4/1/35 (14)	12,480	13,031
Marion County FL Hospital District Health
System Improvement Revenue (Munroe
Regional Health System)	5.000%	10/1/17 (Prere.)	14,290	16,228
Miami FL Special Obligation Revenue (Marlins
Stadium Project)	5.250%	7/1/35 (4)	2,000	2,140
Miami FL Special Obligation Revenue (Street &
Sidewalk Improvement Program)	5.625%	1/1/39	2,000	2,120
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.750%	10/1/21	2,000	2,401
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/23	3,000	3,424
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/24	3,000	3,402
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/24	2,165	2,490
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.750%	10/1/25	4,720	5,564
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/28	2,000	2,218
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/29	14,165	15,648
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/30	4,270	4,702
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.375%	10/1/35	5,200	5,909
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.500%	10/1/41	9,000	10,009
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.500%	10/1/41	1,775	1,974
Miami-Dade County FL Educational Facilities
Authority Revenue (University of Miami)	5.250%	4/1/19	2,505	2,695
Miami-Dade County FL Expressway Authority
Toll System Revenue	5.000%	7/1/26 (2)	17,240	18,604
Miami-Dade County FL Public Facilities
Revenue (Jackson Memorial Hospital)	5.000%	6/1/28 (14)	2,090	2,148
Miami-Dade County FL School Board COP	5.250%	5/1/19 (12)	5,000	5,661
Miami-Dade County FL School Board COP	5.250%	5/1/29 (12)	5,850	6,496
Miami-Dade County FL School Board COP	5.250%	5/1/30 (12)	10,000	11,056
Miami-Dade County FL School Board COP	5.250%	5/1/31 (12)	8,165	9,000
Miami-Dade County FL Seaport Revenue	5.750%	10/1/32	5,150	5,878
Miami-Dade County FL Seaport Revenue	5.500%	10/1/42	5,000	5,542
Miami-Dade County FL Special Obligation
Revenue	5.000%	10/1/31	10,000	11,005
Miami-Dade County FL Special Obligation
Revenue	5.000%	10/1/37	2,500	2,707
Miami-Dade County FL Transit Sales Surtax
Revenue	5.000%	7/1/31 (10)	5,000	5,293
Miami-Dade County FL Transit Sales Surtax
Revenue	5.000%	7/1/37	7,000	7,634
Miami-Dade County FL Water & Sewer Revenue	5.000%	10/1/20 (10)	4,385	4,952

Miami-Dade County FL Water & Sewer Revenue	5.000%	10/1/26 (14)	7,000	7,821
North Brevard County FL Hospital District
Revenue (Parrish Medical Center Project)	5.750%	10/1/38	2,000	2,154
Orange County FL Health Facilities Authority
Hospital Revenue (Orlando Health Inc.)	5.000%	10/1/42	6,940	7,081
Orange County FL Health Facilities Authority
Hospital Revenue (Orlando Health Inc.)	5.000%	10/1/42	2,000	2,041
Orange County FL Health Facilities Authority
Hospital Revenue (Orlando Regional
Healthcare System)	6.250%	10/1/16 (14)	1,515	1,598
Orange County FL Health Facilities Authority
Revenue (Nemours Foundation Project)	5.000%	1/1/39	6,500	6,879
Orange County FL School Board COP	5.000%	8/1/23 (14)	5,000	5,541
Orange County FL Tourist Development
Revenue	4.750%	10/1/32 (10)	8,500	8,978
Orlando & Orange County FL Expressway
Authority Revenue	5.000%	7/1/28	2,000	2,210
Orlando & Orange County FL Expressway
Authority Revenue	5.000%	7/1/28 (4)	5,000	5,546
Orlando & Orange County FL Expressway
Authority Revenue	5.000%	7/1/30	1,000	1,086
Orlando & Orange County FL Expressway
Authority Revenue	5.000%	7/1/32 (4)	5,340	5,793
Orlando FL Utility Commission Utility System
Revenue	5.000%	10/1/29	3,675	4,173
Orlando FL Utility Commission Utility System
Revenue	5.000%	10/1/33	3,555	4,001
Orlando FL Utility Commission Utility System
Revenue	5.250%	10/1/39	2,500	2,810
Orlando FL Utility Commission Water & Electric
Revenue	5.000%	10/1/15 (Prere.)	2,100	2,217
Osceola County FL Expressway System
Revenue (Poinciana Parkway Project)	0.000%	10/1/39	6,000	3,261
Osceola County FL Expressway System
Revenue (Poinciana Parkway Project)	0.000%	10/1/42	7,540	4,077
Osceola County FL Expressway System
Revenue (Poinciana Parkway Project)	5.375%	10/1/47	2,000	2,042
Palm Beach County FL Criminal Justice
Facilities Revenue	7.200%	6/1/15 (14)	4,000	4,223
Palm Beach County FL Public Improvement
Revenue	5.000%	5/1/33	1,700	1,875
Palm Beach County FL Public Improvement
Revenue	5.000%	5/1/38	8,000	8,777
Palm Beach County FL School Board COP	5.000%	8/1/24 (14)	7,135	7,938
Palm Beach County FL School Board COP	5.000%	8/1/27 (14)	2,000	2,202
Palm Beach County FL Solid Waste Authority
Revenue	5.500%	10/1/28	25,000	28,955
Palm Beach County FL Water & Sewer Revenue	5.000%	10/1/16 (Prere.)	2,000	2,198
Polk County FL Public Facilities Revenue	5.000%	12/1/15 (Prere.)	17,835	18,967
Port St. Lucie FL Revenue	6.250%	9/1/27 (12)	10,000	11,413
Port St. Lucie FL Utility Revenue	5.000%	9/1/35 (12)	2,000	2,216
Sarasota County FL Public Hospital District
Hospital Revenue (Sarasota Memorial
Hospital Project)	5.625%	7/1/39	10,000	10,613
Sarasota County FL School Board COP	5.375%	7/1/23	3,000	3,453
Sarasota County FL School Board COP	5.500%	7/1/24	2,775	3,194
Seminole County FL School Board COP	5.000%	7/1/22 (4)	1,990	2,161

Seminole County FL Water & Sewer Revenue	6.000%	10/1/19 (14)	1,455	1,489
Seminole County FL Water & Sewer Revenue	5.000%	10/1/36	4,400	4,695
South Florida Water Management District COP	5.000%	10/1/36 (2)	10,000	10,661
South Miami FL Health Facilities Authority
Hospital Revenue (Baptist Health South
Florida Obligated Group)	5.000%	8/15/20	5,000	5,605
South Miami FL Health Facilities Authority
Hospital Revenue (Baptist Health South
Florida Obligated Group)	5.000%	8/15/22	5,000	5,589
St. Johns County FL Development Authority
Revenue (Presbyterian Retirement
Communities Project)	6.000%	8/1/45	5,000	5,363
St. Johns County FL Industrial Development
Authority Health Care Revenue (Vicars
Landing Project)	5.000%	2/15/17	705	731
St. Johns County FL Ponte Vedra Utility
Systems Revenue	5.000%	10/1/30 (4)	3,650	3,797
St. Petersburg FL Health Facilities Authority
Revenue (All Children's Hospital Inc.
Obligated Group)	6.500%	11/15/39	2,000	2,352
St. Petersburg FL Public Utility Revenue	5.500%	10/1/37	1,000	1,151
Sumter County FL Industrial Development
Authority Hospital Revenue (Central Florida
Health Alliance Project)	5.250%	7/1/44	3,000	3,159
Sunrise FL Utility System Revenue	5.500%	10/1/18 (ETM)	12,000	13,526
Sunrise FL Utility System Revenue	5.200%	10/1/22 (2)	9,550	10,519
Tallahassee FL Energy System Revenue	5.000%	10/1/37 (14)	2,500	2,716
Tampa Bay FL Water Utility System Revenue	5.000%	10/1/34	7,000	7,815
Tampa FL Cigarette Tax Allocation Revenue (H.
Lee Moffitt Cancer Center Project)	5.000%	9/1/26	1,000	1,123
Tampa FL Cigarette Tax Allocation Revenue (H.
Lee Moffitt Cancer Center Project)	5.000%	9/1/28	1,700	1,887
Tampa FL Cigarette Tax Allocation Revenue (H.
Lee Moffitt Cancer Center Project)	5.000%	9/1/29	1,950	2,153
Tampa FL Health System Revenue (Baycare
Health System)	5.000%	11/15/33	7,407	8,053
Tohopekaliga FL Water Authority Utility System
Revenue	5.750%	10/1/30	1,525	1,865
Tohopekaliga FL Water Authority Utility System
Revenue	5.750%	10/1/31	1,600	1,939
Tohopekaliga FL Water Authority Utility System
Revenue	5.750%	10/1/32	1,750	2,110
				693,951
Georgia (2.1%)
Atlanta GA Airport Passenger Facility Charge
Revenue	5.000%	1/1/21	3,360	3,873
Atlanta GA Airport Revenue	5.000%	1/1/33	2,615	2,885
Atlanta GA Airport Revenue	5.000%	1/1/33	5,000	5,517
Atlanta GA Airport Revenue	5.000%	1/1/34	2,750	3,029
Atlanta GA Airport Revenue	5.000%	1/1/34	5,000	5,507
Atlanta GA Airport Revenue	5.000%	1/1/37	6,010	6,517
Atlanta GA Water & Wastewater Revenue	5.500%	11/1/15 (4)	8,500	9,063
Atlanta GA Water & Wastewater Revenue	5.000%	11/1/33 (14)	11,650	11,688
Burke County GA Development Authority
Pollution Control Revenue (Oglethorpe Power
Corp. Vogtle Project)	5.500%	1/1/33	3,000	3,194

Dalton GA Development Authority Revenue
(Hamilton Health Care System)	5.500%	8/15/26 (14)	12,000	13,317
DeKalb County GA Water & Sewer Revenue	5.250%	10/1/36	3,000	3,368
Georgia GO	5.000%	2/1/22	9,000	10,953
Georgia GO	5.000%	7/1/29	2,000	2,302
Georgia Municipal Electric Power Authority
Revenue	5.000%	1/1/30	4,315	4,884
Georgia Municipal Electric Power Authority
Revenue	5.000%	1/1/39	7,000	7,574
Georgia Road & Tollway Authority Revenue	5.000%	3/1/21	2,815	3,385
Gwinnett County GA School District GO	5.000%	2/1/36	5,000	5,693
Gwinnett County GA Water & Sewer Authority
Revenue	5.000%	8/1/20	2,900	3,498
Macon-Bibb County GA Hospital Authority
Revenue (Medical Center of Central Georgia)	5.000%	8/1/32	4,500	4,857
Macon-Bibb County GA Hospital Authority
Revenue (Medical Center of Central Georgia)	5.000%	8/1/35	3,405	3,650
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.000%	3/15/17	310	336
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.000%	3/15/20	1,680	1,887
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.000%	3/15/21	10,305	11,706
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.500%	9/15/25	15,000	17,698
Metropolitan Atlanta GA Rapid Transportation
Authority Georgia Sales Tax Revenue	6.250%	7/1/18	6,840	7,647
Municipal Electric Authority Georgia Revenue
(General Resolution Projects)	5.500%	1/1/26	7,000	8,080
Municipal Electric Authority Georgia Revenue
(Project One)	5.000%	1/1/21	3,000	3,563
Private Colleges & University Authority of
Georgia Revenue (Emory University)	5.000%	9/1/32	1,500	1,694
Private Colleges & University Authority of
Georgia Revenue (Mercer University)	6.500%	11/1/15 (ETM)	2,650	2,773
				170,138
Hawaii (0.7%)
Hawaii Department of Budget & Finance Special
Purpose Revenue (Hawaii Pacific Health
Obligated Group)	5.500%	7/1/38	4,360	4,864
Hawaii GO	5.000%	12/1/18	2,000	2,339
Hawaii GO	5.000%	12/1/21	5,150	6,228
Hawaii Harbor System Revenue	5.500%	7/1/35	5,000	5,564
Hawaii Harbor System Revenue	5.625%	7/1/40	5,000	5,555
Honolulu HI City & County GO	5.250%	4/1/28	8,000	9,195
Honolulu HI City & County GO	5.250%	4/1/30	8,000	9,130
Honolulu HI City & County GO	5.250%	8/1/33	2,000	2,279
Honolulu HI City & County GO	5.250%	8/1/34	3,025	3,438
Honolulu HI City & County Wastewater System
Revenue	5.250%	7/1/36	5,000	5,612
University of Hawaii Revenue	6.000%	10/1/38	2,500	2,951
				57,155
Idaho (0.2%)
Idaho Building Authority Revenue (Prison
Facilities Project) VRDO	0.060%	8/7/14	3,710	3,710

Idaho Health Facilities Authority Revenue
(Trinity Health Group)	6.250%	12/1/33	6,000	6,999
Idaho Housing & Finance Association RAN	5.000%	7/15/22	6,465	7,329
				18,038
Illinois (8.4%)
Chicago IL (City Colleges Capital Improvement
Project) GO	0.000%	1/1/16 (14)	8,500	8,357
Chicago IL Board of Education GO	5.500%	12/1/26 (14)	5,225	5,781
Chicago IL Board of Education GO	5.500%	12/1/39	10,000	10,359
Chicago IL Board of Education GO	5.000%	12/1/42	19,925	19,627
Chicago IL GO	5.600%	1/1/16 (Prere.)	7,010	7,600
Chicago IL GO	5.610%	1/1/16 (Prere.)	3,695	4,007
Chicago IL GO	5.650%	1/1/16 (Prere.)	7,985	8,663
Chicago IL GO	5.530%	1/1/20 (14)	5,000	5,313
Chicago IL GO	5.000%	1/1/21 (4)	3,000	3,036
Chicago IL GO	5.580%	1/1/22 (14)	5,000	5,263
Chicago IL GO	5.600%	1/1/24 (14)	2,480	2,599
Chicago IL GO	5.610%	1/1/25 (14)	1,305	1,367
Chicago IL GO	5.650%	1/1/28 (14)	2,820	2,955
Chicago IL Metropolitan Water Reclamation
District GO	5.000%	12/1/31	7,500	8,350
Chicago IL Midway Airport Revenue	5.000%	1/1/34	3,300	3,584
Chicago IL Midway Airport Revenue	5.000%	1/1/35	7,800	8,426
Chicago IL Midway Airport Revenue	5.000%	1/1/36	2,000	2,154
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/25 (4)	17,000	18,854
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/26 (4)	17,600	19,477
Chicago IL O'Hare International Airport Revenue	6.500%	1/1/41	3,000	3,589
Chicago IL O'Hare International Airport Revenue	5.750%	1/1/43	9,000	9,853
3 Chicago IL O'Hare International Airport Revenue
TOB VRDO	0.210%	8/7/14 (12)	5,805	5,805
Chicago IL Park District GO	5.000%	1/1/36	4,000	4,262
Chicago IL Public Building Commission GO	7.000%	1/1/20 (ETM)	27,500	34,318
Chicago IL Sales Tax Revenue	5.000%	1/1/29	4,265	4,552
Chicago IL Sales Tax Revenue	5.250%	1/1/38	2,055	2,201
Chicago IL Transit Authority Sales Tax Receipts
Revenue	5.250%	12/1/36	6,400	6,963
Cook County IL Community College District GO	5.125%	12/1/38	4,250	4,568
Cook County IL Forest Preservation District GO	5.000%	12/15/32	1,000	1,083
Cook County IL Forest Preservation District GO	5.000%	12/15/37	2,500	2,676
Du Page & Cook Counties IL Community
Consolidated School District GO	5.000%	6/1/23	4,695	5,597
Illinois Finance Authority Revenue (Advocate
Health Care Network)	5.000%	6/1/42	16,580	17,491
Illinois Finance Authority Revenue (Art Institute
of Chicago)	5.000%	3/1/34	7,750	8,363
Illinois Finance Authority Revenue (Ascension
Health Credit Group)	5.000%	11/15/37	5,000	5,395
Illinois Finance Authority Revenue (Ascension
Health Credit Group)	5.000%	11/15/42	17,895	19,168
Illinois Finance Authority Revenue (Carle
Foundation)	6.000%	8/15/41	5,000	5,670
Illinois Finance Authority Revenue (Carle
Foundation)	6.000%	8/15/41 (4)	1,500	1,707
Illinois Finance Authority Revenue (Centegra
Health System)	5.000%	9/1/39	5,000	5,067
Illinois Finance Authority Revenue (Central
DuPage Health)	5.250%	11/1/39	4,000	4,367

Illinois Finance Authority Revenue (Chicago
University)	5.500%	8/15/36	15,000	16,981
Illinois Finance Authority Revenue (Children's
Memorial Hospital)	5.375%	8/15/39	10,000	10,425
Illinois Finance Authority Revenue (Franciscan
Communities Inc.)	5.125%	5/15/43	2,500	2,446
Illinois Finance Authority Revenue (Franciscan
Communities Inc.)	5.250%	5/15/47	9,670	9,466
Illinois Finance Authority Revenue (Loyola
University)	5.000%	7/1/42	2,000	2,104
Illinois Finance Authority Revenue
(Northwestern Community Hospital)	5.375%	7/1/33	3,000	3,250
3 Illinois Finance Authority Revenue
(Northwestern University) TOB VRDO	0.080%	8/1/14	6,400	6,400
Illinois Finance Authority Revenue
(Northwestern University) VRDN VRDO	0.060%	8/7/14	10,300	10,300
Illinois Finance Authority Revenue (OSF
Healthcare System)	7.000%	11/15/29	15,000	18,048
Illinois Finance Authority Revenue (OSF
Healthcare System)	6.000%	5/15/39	6,360	7,123
Illinois Finance Authority Revenue (OSF
Healthcare System)	5.000%	5/15/41	6,000	6,299
Illinois Finance Authority Revenue (Riverside
Health System)	6.250%	11/15/35	4,600	5,077
Illinois Finance Authority Revenue (Silver Cross
& Medical Centers)	7.000%	8/15/44	16,000	18,312
Illinois Finance Authority Revenue (Southern
Illinois Healthcare)	5.375%	3/1/35 (4)	5,000	5,361
Illinois Finance Authority Revenue (Trinity
Health Corp.)	5.000%	12/1/30	3,000	3,305
Illinois Finance Authority Revenue (University of
Chicago)	5.000%	10/1/32	790	878
Illinois Finance Authority Revenue (University of
Chicago)	5.750%	7/1/33	7,750	8,928
Illinois Finance Authority Revenue (University of
Chicago)	5.500%	7/1/37	10,000	11,192
Illinois GO	5.000%	8/1/20	10,000	11,070
Illinois GO	5.000%	3/1/21	4,000	4,394
Illinois GO	5.000%	8/1/21	7,000	7,690
Illinois GO	5.000%	8/1/23	1,500	1,630
Illinois GO	5.000%	8/1/24	9,000	9,599
Illinois GO	5.000%	2/1/25	2,270	2,432
Illinois GO	5.000%	8/1/25	2,000	2,120
Illinois GO	5.250%	2/1/32	8,075	8,456
Illinois GO	5.250%	2/1/33 (4)	5,200	5,578
Illinois GO	5.500%	7/1/33 (4)	3,350	3,655
Illinois GO	5.250%	2/1/34 (4)	3,125	3,342
Illinois GO	5.000%	5/1/34	2,500	2,558
Illinois GO	5.000%	5/1/36	3,000	3,048
Illinois GO	5.500%	7/1/38	7,500	7,944
Illinois GO	5.000%	5/1/39	5,000	5,038
Illinois Regional Transportation Authority
Revenue	7.200%	11/1/20 (2)	17,305	20,193
Illinois Sales Tax Revenue	5.000%	6/15/17	3,000	3,376
Illinois Sports Facilities Authority Revenue	5.500%	6/15/30 (2)	10,000	10,451
Illinois Toll Highway Authority Revenue	5.000%	7/1/15 (Prere.)	7,095	7,409
Illinois Toll Highway Authority Revenue	5.000%	12/1/22	2,400	2,877

Illinois Toll Highway Authority Revenue	5.000%	1/1/23 (4)	2,600	2,814
Illinois Toll Highway Authority Revenue	5.000%	1/1/24 (4)	3,465	3,739
Illinois Toll Highway Authority Revenue	5.500%	1/1/33	20,000	22,174
Illinois Toll Highway Authority Revenue	5.000%	1/1/36	10,000	11,009
Illinois Toll Highway Authority Revenue	5.000%	1/1/38	10,000	10,872
Illinois Toll Highway Authority Revenue	5.000%	1/1/39	2,000	2,188
Illinois Unemployment Insurance Fund Building
Receipts Revenue	5.000%	6/15/20	5,500	5,595
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue	0.000%	6/15/25 (14)	10,000	6,656
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue	0.000%	12/15/34 (14)	4,870	1,820
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue	0.000%	6/15/44 (4)	10,000	2,189
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue	5.250%	6/15/50	9,210	9,733
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue (McCormick
Place Expansion Project)	5.000%	12/15/22	5,000	5,883
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue (McCormick
Place Expansion Project)	0.000%	12/15/24 (14)	2,715	1,855
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue (McCormick
Place Expansion Project)	5.000%	12/15/26	2,000	2,236
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue (McCormick
Place Expansion Project)	5.000%	6/15/42	3,965	4,178
Railsplitter Tobacco Settlement Authority Illinois
Tobacco Settlement Revenue	6.000%	6/1/28	15,000	17,459
Springfield IL Water Revenue	5.000%	3/1/37	8,000	8,799
University of Illinois Auxiliary Facilities System
Revenue	5.500%	4/1/31	3,000	3,328
				689,749
Indiana (1.1%)
Indiana Finance Authority Facilities Revenue
(Wabash Valley Correctional Facility)	5.250%	7/1/19	2,500	2,949
Indiana Finance Authority Health System
Revenue (Sisters of St. Francis Health
Services Inc. Obligated Group)	5.250%	11/1/39	3,000	3,192
Indiana Finance Authority Hospital Revenue
(Community Health Network)	5.000%	5/1/42	9,000	9,563
Indiana Finance Authority Lease Revenue	5.000%	2/1/21	2,500	2,994
Indiana Finance Authority Revenue (BHI Senior
Living)	6.000%	11/15/41	10,000	11,008
Indiana Finance Authority Revenue (Community
Foundation of Northwest Indiana Obligated
Group)	5.000%	3/1/41	6,500	6,783
Indiana Finance Authority Revenue (Lease
Appropriation) VRDO	0.060%	8/1/14	3,300	3,300
Indiana Finance Authority Wastewater Utility
Revenue (CWA Authority Project)	5.000%	10/1/37	7,000	7,534
Indiana Finance Authority Wastewater Utility
Revenue (CWA Authority Project)	5.000%	10/1/39	7,000	7,672
3 Indiana Health & Educational Facility Financing
Authority Revenue (Ascension Health Credit
Group) TOB VRDO	0.080%	8/1/14	10,400	10,400

Indianapolis IN Local Public Improvement Bond
Bank Revenue (Bank-Waterworks Project)	5.750%	1/1/38	10,000	11,186
Indianapolis IN Local Public Improvement Bond
Bank Revenue (PILOT Infrastructure Project)	5.000%	1/1/29 (4)	5,245	5,957
Indianapolis IN Local Public Improvement Bond
Bank Revenue (Qualified Midwestern Disaster
Area)	5.750%	2/1/36	8,800	9,986
				92,524
Iowa (0.3%)
Iowa Finance Authority Midwestern Disaster
Area Revenue (Iowa Fertilizer Co. Project)	5.000%	12/1/19	3,000	3,154
Iowa Finance Authority Midwestern Disaster
Area Revenue (Iowa Fertilizer Co. Project)	5.500%	12/1/22	3,000	3,128
Iowa Finance Authority Midwestern Disaster
Area Revenue (Iowa Fertilizer Co. Project)	5.250%	12/1/25	15,000	15,809
				22,091
Kansas (0.2%)
Kansas Department of Transportation Highway
Revenue	5.000%	9/1/30	9,750	11,576
Kansas Department of Transportation Highway
Revenue VRDO	0.050%	8/7/14	2,900	2,900
Wyandotte County/Kansas City KS Unified
Government Utility System Revenue	5.000%	9/1/44	2,750	2,981
				17,457
Kentucky (1.1%)
Kentucky Asset/Liability Commission General
Fund Revenue	0.551%	11/1/17 (14)	6,050	6,040
Kentucky Asset/Liability Commission General
Fund Revenue	0.671%	11/1/21 (14)	23,435	22,892
Kentucky Economic Development Finance
Authority Hospital Revenue (Baptist
Healthcare System Obligated Group)	5.375%	8/15/24	5,000	5,597
Kentucky Economic Development Finance
Authority Hospital Revenue (Baptist
Healthcare System Obligated Group)	5.000%	8/15/42	6,225	6,594
Kentucky Public Transportation Infrastructure
Authority Toll Revenue (Downtown Crossing
Project) BAN	0.000%	7/1/34	2,000	1,322
Kentucky Public Transportation Infrastructure
Authority Toll Revenue (Downtown Crossing
Project) BAN	0.000%	7/1/43	10,000	6,424
Kentucky Public Transportation Infrastructure
Authority Toll Revenue (Downtown Crossing
Project) BAN	5.750%	7/1/49	10,100	11,287
Kentucky Public Transportation Infrastructure
Authority Toll Revenue (Downtown Crossing
Project) BAN	6.000%	7/1/53	5,000	5,643
Louisville & Jefferson County KY Metropolitan
Government Health System Revenue (Norton
Healthcare Obligated Group)	5.750%	10/1/42	13,000	14,436
Louisville & Jefferson County KY Metropolitan
Government Revenue (Catholic Health
Initiatives)	5.000%	12/1/35	4,500	4,834

Warren County KY Hospital Revenue (Bowling
Green-Warren County Community Hospital
Corp. Project)	5.000%	4/1/35	1,600	1,715
				86,784
Louisiana (0.8%)
Louisiana Gasoline & Fuel Tax Revenue	5.000%	5/1/15 (Prere.)	6,880	7,129
Louisiana Gasoline & Fuel Tax Revenue	5.000%	5/1/15 (Prere.)	5,000	5,181
Louisiana Gasoline & Fuel Tax Revenue	5.000%	5/1/15 (Prere.)	8,065	8,357
Louisiana Gasoline & Fuel Tax Revenue	5.000%	5/1/16 (Prere.)	2,500	2,706
Louisiana Local Government Environmental
Facilities & Community Development Authority
Revenue (East Baton Rouge Sewerage
Commission Projects)	5.000%	2/1/39	4,250	4,639
Louisiana Local Government Environmental
Facilities & Community Development Authority
Revenue (Women's Hospital Foundation
Project)	5.875%	10/1/40	14,000	15,502
Louisiana Stadium & Exposition District
Revenue	5.000%	7/1/28	4,000	4,450
Louisiana Stadium & Exposition District
Revenue	5.000%	7/1/29	3,000	3,306
Louisiana State University Revenue	5.000%	7/1/24	1,000	1,161
Louisiana State University Revenue	5.000%	7/1/25	505	581
New Orleans LA GO	0.000%	9/1/16 (2)	5,785	5,541
St. Charles Parish LA Gulf Opportunity Zone
Revenue (Valero Energy Corp.) PUT	4.000%	6/1/22	4,000	4,233
				62,786
Maine (0.1%)
Maine Health & Higher Educational Facilities
Authority Revenue (Bates College)	5.000%	7/1/38	4,000	4,331
Maine Health & Higher Educational Facilities
Authority Revenue (Eastern Maine Medical
Center Obligated Group)	5.000%	7/1/33	1,500	1,591
				5,922
Maryland (0.7%)
Anne Arundel County MD GO	5.000%	4/1/20	7,390	8,807
Anne Arundel County MD GO	5.000%	4/1/20	2,640	3,146
Baltimore County MD GO	5.000%	2/1/26	2,800	3,295
Baltimore MD Project Revenue	5.000%	7/1/38	5,000	5,606
Maryland Economic Development Corp.
Pollution Control Revenue (Potomac Electric
Power Co.)	6.200%	9/1/22	4,000	4,767
Maryland Economic Development Corp. Student
Housing Revenue (University of Maryland
College Park)	5.000%	6/1/28 (12)	500	526
Maryland GO	5.000%	8/1/15	2,425	2,543
Maryland GO	5.000%	3/1/16	3,720	3,999
Maryland Health & Higher Educational Facilities
Authority Revenue (MedStar Health, Inc.)	5.000%	8/15/38	10,000	10,697
Maryland Health & Higher Educational Facilities
Authority Revenue (University of Maryland
Medical System)	7.000%	7/1/22 (14)	10,285	12,537
				55,923
Massachusetts (3.8%)
Massachusetts Bay Transportation Authority
Assessment Revenue	5.250%	7/1/34	2,500	2,838

Massachusetts Bay Transportation Authority
General Transportation Revenue	7.000%	3/1/21 (ETM)	5,440	5,964
Massachusetts Bay Transportation Authority
General Transportation Revenue	7.000%	3/1/21	6,070	7,561
Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.500%	7/1/29 (14)	3,085	3,964
3 Massachusetts Bay Transportation Authority
Sales Tax Revenue TOB VRDO	0.210%	8/7/14	10,307	10,307
Massachusetts College Building Authority
Revenue	0.000%	5/1/17 (ETM)	7,460	7,327
Massachusetts College Building Authority
Revenue	5.000%	5/1/35	2,500	2,805
Massachusetts Department of Transportation
Metropolitan Highway System Revenue	5.000%	1/1/26	8,000	8,819
Massachusetts Department of Transportation
Metropolitan Highway System Revenue	5.000%	1/1/27	8,000	8,765
Massachusetts Department of Transportation
Metropolitan Highway System Revenue	5.000%	1/1/35	5,000	5,530
Massachusetts Development Finance Agency
Revenue (Commonwealth Contract
Assistance)	5.500%	2/1/40	10,000	11,423
Massachusetts Development Finance Agency
Revenue (Harvard University)	5.250%	2/1/34	3,000	3,490
Massachusetts Development Finance Agency
Revenue (Wellesley College)	5.000%	7/1/42	5,000	5,540
Massachusetts GO	5.000%	10/1/16	3,000	3,302
Massachusetts GO	5.000%	10/1/17	3,000	3,406
Massachusetts GO	5.000%	8/1/36	9,855	11,071
Massachusetts GO	4.000%	6/1/43	5,900	5,950
Massachusetts Health & Educational Facilities
Authority Revenue (Boston Medical Center)	5.750%	7/1/31	8,500	9,075
Massachusetts Health & Educational Facilities
Authority Revenue (Harvard University)	5.500%	11/15/36	15,000	17,501
3 Massachusetts Health & Educational Facilities
Authority Revenue (Harvard University) TOB
VRDO	0.060%	8/1/14	3,115	3,115
Massachusetts Health & Educational Facilities
Authority Revenue (Lahey Clinic Medical
Center)	5.000%	8/15/30 (14)	7,460	7,592
Massachusetts Health & Educational Facilities
Authority Revenue (Museum of Fine Arts)
VRDO	0.050%	8/1/14	1,100	1,100
Massachusetts Health & Educational Facilities
Authority Revenue (Partners Healthcare
System) VRDO	0.050%	8/7/14	3,900	3,900
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/15 (Prere.)	2,400	2,521
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/15 (Prere.)	7,755	8,144
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/15 (Prere.)	10,000	10,502
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/15 (Prere.)	15,485	16,263
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/30	2,000	2,309
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/30	10,100	11,658

Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/30 (4)	745	778
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.250%	10/15/35	3,000	3,430
Massachusetts Special Obligation Dedicated
Tax Revenue	5.500%	1/1/27 (14)	7,190	8,774
Massachusetts Transportation Fund Revenue
(Accelerated Bridge Program)	5.000%	6/1/35	4,000	4,496
Massachusetts Water Pollution Abatement Trust
Revenue	5.000%	8/1/22	5,000	6,111
Massachusetts Water Resources Authority
Revenue	6.500%	7/15/19 (ETM)	14,540	16,578
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/27	3,000	3,454
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/31 (2)	21,000	22,486
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/35 (14)	12,000	13,194
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/35	5,000	5,482
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/36	1,000	1,127
Massachusetts Water Resources Authority
Revenue VRDO	0.070%	8/7/14	3,600	3,600
Metropolitan Boston MA Transit Parking Corp.
Revenue	5.250%	7/1/36	4,500	5,075
University of Massachusetts Building Authority
Revenue	5.000%	11/1/39	10,795	11,971
				308,298
Michigan (1.6%)
Detroit MI GO	5.000%	4/1/15 (12)	2,875	2,877
Detroit MI GO	5.000%	4/1/16 (12)	3,015	3,031
Detroit MI GO	5.000%	4/1/17 (12)	3,170	3,180
Detroit MI Sewage Disposal System Revenue	5.125%	7/1/15 (Prere.)	3,970	4,147
Detroit MI Sewage Disposal System Revenue	5.500%	7/1/29 (14)	8,300	8,436
Detroit MI Water & Sewerage Department
Sewage Disposal System Revenue	5.250%	7/1/39	1,000	980
Detroit MI Water Supply System Revenue	7.000%	7/1/36 (4)	5,500	5,915
Detroit/Wayne County MI Stadium Authority
Revenue	5.000%	10/1/26 (4)	2,500	2,637
Karegnondi Water Authority Michigan Water
Supply System Revenue (Karegnondi Water
Pipeline)	5.250%	11/1/40	17,330	18,698
Kent Hospital MI Finance Authority Revenue
(Spectrum Health)	5.000%	1/15/42	10,805	11,438
Michigan Building Authority Revenue	5.000%	10/15/29	1,375	1,522
Michigan Building Authority Revenue	5.250%	10/15/47	2,000	2,195
Michigan Finance Authority Revenue (State
Clean Water Revolving Fund)	5.000%	10/1/23	6,785	8,101
Michigan Finance Authority Revenue (State
Clean Water Revolving Fund)	5.000%	10/1/25	1,500	1,762
Michigan Finance Authority Revenue (State
Clean Water Revolving Fund)	5.000%	10/1/26	3,100	3,610
Michigan GO	5.250%	9/15/26 (4)	14,000	15,773
Michigan Hospital Finance Authority Revenue
(Henry Ford Health System)	5.750%	11/15/39	5,000	5,388

Michigan Hospital Finance Authority Revenue
(MidMichigan Obligated Group)	6.125%	6/1/39	9,000	10,097
Michigan Municipal Bond Authority Revenue
(State Clean Water Revolving Fund)	5.000%	10/1/24	10,000	11,293
Michigan State University Revenue	5.000%	8/15/26	1,165	1,373
Michigan State University Revenue	5.000%	8/15/27	1,000	1,171
Royal Oak MI Hospital Finance Authority
Hospital Revenue (William Beaumont
Hospital)	6.000%	8/1/39	8,000	8,906
				132,530
Minnesota (0.4%)
Minneapolis MN Health Care System Revenue
(Fairview Health Services)	6.750%	11/15/32	4,250	5,027
Minnesota GO	5.000%	10/1/16	2,850	3,136
Minnesota GO	5.000%	8/1/23	3,180	3,905
Minnesota Office of Higher Education Revenue
(Supplemental Student Loan Program)	5.000%	11/1/17	1,940	2,173
Minnesota Office of Higher Education Revenue
(Supplemental Student Loan Program)	5.000%	11/1/19	2,100	2,411
University of Minnesota Revenue	5.125%	4/1/34	1,250	1,416
University of Minnesota Revenue	5.000%	8/1/35	10,300	11,628
				29,696
Mississippi (0.4%)
Mississippi State University Educational Building
Corp. Revenue	5.250%	8/1/38	2,500	2,833
S.M. Educational Building Corp. Mississippi
Revenue (Residence Hall Construction &
Refunding Project)	5.000%	3/1/43	14,490	15,588
Warren County MS Gulf Opportunity Zone
Revenue (International Paper Co. Projects)	6.500%	9/1/32	10,000	11,217
Warren County MS Gulf Opportunity Zone
Revenue (International Paper Co. Projects)	5.375%	12/1/35	4,750	5,223
				34,861
Missouri (1.1%)
Bi-State Development Agency of the Missouri-
Illinois Metropolitan District Mass Transit
Sales Tax Revenue	5.000%	10/1/44	4,670	5,112
Curators of the University of Missouri System
Facilities Revenue	5.000%	11/1/24	1,500	1,748
Curators of the University of Missouri System
Facilities Revenue	4.000%	11/1/33	5,000	5,280
Kansas City MO Special Obligation Revenue
(Kansas City Downtown Redevelopment
District)	5.000%	9/1/39	3,150	3,378
Missouri Development Finance Board
Infrastructure Facilities Revenue (Branson
Landing Project)	5.000%	6/1/35	7,685	7,899
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (Cox
Health)	5.500%	11/15/33	3,500	3,740
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (Lester
Cox Medical Center)	5.250%	6/1/15 (14)	1,415	1,444
Missouri Health & Educational Facilities
Authority Revenue (Washington University)	5.000%	11/15/37	14,950	16,717

Missouri Health & Educational Facilities
Authority Revenue (Washington University)	5.375%	3/15/39	8,000	8,931
Missouri Highways & Transportation
Commission Road Revenue	5.000%	5/1/23	10,000	12,229
Missouri Highways & Transportation
Commission Road Revenue	5.000%	5/1/25	16,900	20,771
Missouri Joint Municipal Electric Utility
Commission Power Project Revenue (Iatan 2
Project)	5.750%	1/1/29	5,000	5,268
				92,517
Montana (0.0%)
Forsyth MT Pollution Control Revenue (Puget
Sound Energy Project)	3.900%	3/1/23	3,575	3,652

Nebraska (0.3%)
Central Plains Energy Project Nebraska Gas
Project Revenue (Project No. 1)	5.250%	12/1/20	5,000	5,728
Municipal Energy Agency of Nebraska Power
Supply System Revenue	5.000%	4/1/29	2,000	2,210
Municipal Energy Agency of Nebraska Power
Supply System Revenue	5.375%	4/1/39 (13)	3,000	3,395
Omaha NE Public Power District Electric
Revenue	5.500%	2/1/39	5,000	5,596
University of Nebraska Student Fee Revenue	5.000%	7/1/37	5,000	5,520
				22,449
Nevada (1.1%)
Clark County NV GO	6.500%	6/1/17 (2)	5,000	5,800
Clark County NV Industrial Development
Revenue (Southwest Gas Corp. Project)
VRDO	0.080%	8/7/14 LOC	20,000	20,000
Clark County NV School District GO	5.000%	12/15/14 (Prere.)	12,590	12,818
Henderson NV Health Facility Revenue
(Catholic Healthcare West)	5.625%	7/1/24	2,000	2,007
Henderson NV Health Facility Revenue
(Catholic Healthcare West)	5.250%	7/1/31	11,710	12,293
Las Vegas Valley Water District Nevada GO	5.000%	6/1/27	1,050	1,212
Las Vegas Valley Water District Nevada GO	5.000%	6/1/29	7,470	8,511
Las Vegas Valley Water District Nevada GO	5.000%	6/1/30	7,845	8,915
Las Vegas Valley Water District Nevada GO	5.000%	2/1/31	2,125	2,335
Nevada Highway Improvement Revenue (Motor
Vehicle Fuel Tax)	5.000%	12/1/23 (4)	5,000	5,681
Nevada Highway Improvement Revenue (Motor
Vehicle Fuel Tax)	5.000%	12/1/25 (4)	10,255	11,631
				91,203
New Hampshire (0.3%)
New Hampshire Health & Education Facilities
Authority Revenue (Dartmouth College)	6.000%	8/1/38	2,400	2,668
New Hampshire Health & Education Facilities
Authority Revenue (Southern New Hampshire
University)	5.000%	1/1/34	1,375	1,421
New Hampshire Health & Education Facilities
Authority Revenue (Southern New Hampshire
University)	5.000%	1/1/42	7,955	8,168

New Hampshire Health & Education Facilities
Authority Revenue (Wentworth Douglas
Hospital)	7.000%	1/1/38	8,000	9,175
				21,432
New Jersey (4.2%)
Camden County NJ Improvement Authority
Health Care Redevelopment Project Revenue
(Cooper Health System Obligated Group)	5.750%	2/15/42	5,000	5,413
Hoboken-Union City-Weehawken NJ Sewerage
Authority Revenue	6.250%	8/1/15 (ETM)	10,820	11,478
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/15 (Prere.)	6,515	6,699
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.500%	12/15/19 (2)	10,000	11,691
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/26	3,000	3,351
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.500%	9/1/26 (2)	10,000	11,942
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.500%	9/1/27 (14)	9,000	10,972
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/28	20,000	22,005
New Jersey Economic Development Authority
Revenue (School Facilities Construction) PUT	5.000%	9/1/15 (Prere.)	22,000	23,143
New Jersey Educational Facilities Authority
Revenue (New Jersey Institute of Technology)	5.000%	7/1/31	3,000	3,288
New Jersey Educational Facilities Authority
Revenue (University Medical & Dentistry)	7.500%	6/1/19 (Prere.)	7,250	9,371
New Jersey Health Care Facilities Financing
Authority Department of Human Services
Lease Revenue (Greystone Park Psychiatric
Hospital Project)	5.000%	9/15/29	7,335	8,188
New Jersey Health Care Facilities Financing
Authority Revenue (Hospital Capital Asset
Pooled Program) VRDO	0.060%	8/7/14 LOC	4,300	4,300
New Jersey Health Care Facilities Financing
Authority Revenue (Virtua Health)	5.750%	7/1/33	8,190	9,023
New Jersey Housing & Mortgage Finance
Agency Single Family Housing Revenue	4.250%	10/1/32	2,250	2,372
New Jersey Housing & Mortgage Finance
Agency Single Family Housing Revenue	6.500%	10/1/38	650	669
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/21 (14)	36,000	42,434
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	6/15/22	5,000	5,777
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	12/15/22 (2)	8,500	9,850
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	12/15/23	5,180	6,009
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/25 (2)	15,000	9,553
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	6/15/26	2,000	2,252
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/27	15,000	8,428
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	6/15/28	12,000	13,323

New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/28	23,000	12,116
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	6/15/29	1,925	2,110
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	6.000%	6/15/35	2,000	2,394
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/38 (12)	8,000	9,158
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	6/15/39	5,300	5,859
New Jersey Turnpike Authority Revenue	6.500%	1/1/16 (ETM)	270	294
New Jersey Turnpike Authority Revenue	6.500%	1/1/16 (ETM)	1,375	1,427
New Jersey Turnpike Authority Revenue	6.500%	1/1/16 (14)(ETM)	270	294
New Jersey Turnpike Authority Revenue	5.000%	1/1/29	10,000	11,257
New Jersey Turnpike Authority Revenue	5.000%	1/1/29	4,550	5,121
New Jersey Turnpike Authority Revenue	5.000%	1/1/30	13,295	14,917
New Jersey Turnpike Authority Revenue	0.000%	1/1/35 (2)	34,500	35,486
				341,964
New Mexico (0.3%)
New Mexico Hospital Equipment Loan Council
Hospital System Revenue (Presbyterian
Healthcare Services)	5.000%	8/1/39	6,500	6,895
New Mexico Hospital Equipment Loan Council
Hospital System Revenue (Presbyterian
Healthcare Services)	5.000%	8/1/42	14,820	15,899
				22,794
New York (15.5%)
Brooklyn NY Local Development Corp. PILOT
Revenue (Barclays Center Project)	6.375%	7/15/43	6,000	6,686
Erie County NY Industrial Development Agency
School Facility Revenue (Buffalo City School
District Project)	5.000%	5/1/22	2,000	2,376
Erie County NY Industrial Development Agency
School Facility Revenue (Buffalo City School
District Project)	5.000%	5/1/24	8,120	9,513
Erie County NY Industrial Development Agency
School Facility Revenue (Buffalo City School
District Project)	5.000%	5/1/25	6,710	7,808
Hudson Yards Infrastructure Corp. New York
Revenue	5.750%	2/15/47	28,730	32,684
Long Island NY Power Authority Electric System
Revenue	6.250%	4/1/33	3,000	3,507
Nassau County NY Local Economic Assistance
& Financing Corp. Revenue (Winthrop
University Hospital Association Project)	5.000%	7/1/32	3,000	3,170
New York City NY GO	5.000%	8/1/21	6,000	7,072
New York City NY GO	5.000%	8/1/22	10,000	11,924
New York City NY GO	5.000%	4/1/23	10,855	12,887
New York City NY GO	5.000%	8/1/23	9,550	11,388
New York City NY GO	5.000%	8/1/23	5,000	5,994
New York City NY GO	5.125%	12/1/23	12,875	14,589
New York City NY GO	5.000%	8/1/24	10,195	12,026
New York City NY GO	5.000%	8/1/24	5,000	5,586
New York City NY GO	5.000%	8/1/24	4,665	5,521
New York City NY GO	5.000%	8/1/25	5,000	5,803
New York City NY GO	5.000%	8/1/25	9,160	10,744

New York City NY GO	5.000%	8/1/25	5,000	5,864
New York City NY GO	5.000%	10/1/25	11,800	13,686
New York City NY GO	5.000%	8/1/27	7,000	8,066
New York City NY GO	5.000%	8/1/31	5,000	5,646
New York City NY GO	5.000%	3/1/32	5,000	5,595
New York City NY GO	5.000%	8/1/32	14,000	15,669
New York City NY GO	5.000%	10/1/32	5,260	5,911
New York City NY GO	5.000%	8/1/35	1,500	1,655
New York City NY Health & Hospital Corp.
Revenue (Health System)	5.000%	2/15/30	6,000	6,582
New York City NY Industrial Development
Agency PILOT Revenue (Yankee Stadium
Project)	0.000%	3/1/20 (12)	8,400	7,399
New York City NY Industrial Development
Agency PILOT Revenue (Yankee Stadium
Project)	0.000%	3/1/22 (12)	4,585	3,705
New York City NY Industrial Development
Agency PILOT Revenue (Yankee Stadium
Project)	0.000%	3/1/24 (12)	9,670	7,115
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/28	2,000	2,294
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/31	10,000	11,296
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/32	15,000	16,722
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/32	6,580	7,334
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.250%	6/15/32	7,500	8,412
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/34	9,000	10,109
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/34	3,500	3,920
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/35	4,150	4,703
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/35	7,500	8,306
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.250%	6/15/40	15,500	17,501
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/43	10,000	10,814
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.375%	6/15/43	21,000	24,555
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.500%	6/15/43	4,110	4,846
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/44	9,065	9,837
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/44	13,775	14,878
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/45	1,000	1,084
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/45	6,320	6,881
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/47	5,500	5,953

New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.060%	8/1/14	3,700	3,700
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.060%	8/1/14	8,200	8,200
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.060%	8/1/14	5,600	5,600
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	1/15/28	12,000	13,296
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/31	5,000	5,639
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/32	16,000	17,952
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/32	800	900
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/33	5,000	5,594
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/37	10,000	11,026
New York City NY Transitional Finance Authority
Building Aid Revenue	5.250%	7/15/37	2,750	3,103
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	5/1/17 (Prere.)	5	6
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/18	3,000	3,511
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	5/1/19 (Prere.)	865	1,017
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/22	2,000	2,390
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/29	15,000	17,308
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/30	11,775	12,834
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/33	2,500	2,823
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/33	5,000	5,595
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	5/1/34	6,135	6,851
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/35	10,940	12,119
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/35	10,000	11,277
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/37	9,000	10,060
2 New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/37	7,135	8,012
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	5/1/38	7,050	7,791
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/39	15,875	17,759
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/42	4,500	4,908
3 New York City NY Transitional Finance Authority
Future Tax Revenue TOB VRDO	0.080%	8/1/14	14,095	14,095

New York Liberty Development Corp. Revenue	5.000%	11/15/31	3,000	3,273
New York Liberty Development Corp. Revenue	5.000%	12/15/41	12,100	13,131
New York Liberty Development Corp. Revenue	5.125%	1/15/44	5,000	5,329
New York Liberty Development Corp. Revenue	5.000%	11/15/44	7,550	8,107
New York Liberty Development Corp. Revenue	5.750%	11/15/51	13,000	14,573
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/23	6,800	7,631
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/24	2,525	2,831
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/29	5,000	5,660
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/30	6,500	7,275
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/30	4,750	5,317
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/30	6,000	6,827
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/31	2,000	2,226
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/31	6,000	6,794
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/31	11,935	13,355
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/32	4,500	4,989
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/33	5,400	5,965
New York Metropolitan Transportation Authority
Revenue	5.250%	11/15/37	11,105	12,449
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/38	8,550	9,283
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/38	5,000	5,429
New York Metropolitan Transportation Authority
Revenue	5.250%	11/15/40	7,500	8,213
New York Metropolitan Transportation Authority
Revenue (Dedicated Petroleum Tax)	5.000%	11/15/34	3,750	4,168
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.000%	11/15/24	5,000	5,923
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.000%	11/15/24	3,000	3,532
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.000%	11/15/28	10,250	11,817
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.125%	11/15/28	2,000	2,307
New York Metropolitan Transportation Authority
Revenue (Transit Revenue)	5.000%	11/1/25	5,575	6,502
New York Metropolitan Transportation Authority
Revenue (Transit Revenue)	5.000%	11/15/25	7,000	8,166
New York Metropolitan Transportation Authority
Revenue (Transit Revenue)	5.000%	11/1/26	2,570	2,980
New York Metropolitan Transportation Authority
Revenue (Transit Revenue)	5.000%	11/15/26	9,885	11,467
New York Metropolitan Transportation Authority
Revenue (Transit Revenue)	5.000%	11/15/31	3,000	3,338
New York Metropolitan Transportation Authority
Revenue (Transit Revenue)	5.000%	11/15/38	10,000	10,898

New York Metropolitan Transportation Authority
Revenue (Transit Revenue)	5.250%	11/15/41	8,000	8,769
New York State Dormitory Authority Lease
Revenue (State University Dormitory
Facilities)	5.000%	7/1/40	8,700	9,401
New York State Dormitory Authority Revenue
(Cornell University)	5.000%	7/1/37	1,000	1,137
New York State Dormitory Authority Revenue
(Mental Health Services Facilities
Improvement)	5.000%	8/15/19 (ETM)	10	12
New York State Dormitory Authority Revenue
(New York University)	5.750%	7/1/27 (14)	10,000	12,425
New York State Dormitory Authority Revenue
(New York University)	5.000%	7/1/37	2,300	2,559
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	6/15/19	9,765	11,440
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	6/15/20	10,000	11,770
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	12/15/21 (ETM)	5	6
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	12/15/23	5,000	5,506
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/28	4,750	5,410
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	12/15/30	26,300	30,168
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/31	9,730	10,964
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	6/15/31	2,000	2,278
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/33	10,000	11,209
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/34	22,000	24,461
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/35	5,000	5,127
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/37	2,250	2,483
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/38	7,500	8,412
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/39	10,100	11,165
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/21 (4)	4,000	4,772
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/22 (4)	7,240	8,577
New York State Dormitory Authority Revenue
(State University Educational Facilities)	5.000%	5/15/26	2,000	2,313
New York State Dormitory Authority Revenue
(The New School)	6.000%	7/1/50	5,000	5,553
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/29	5,860	6,887
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/36	3,500	3,914

New York State Environmental Facilities Corp.
Revenue (State Revolving Funds)	5.000%	5/15/43	5,000	5,615
New York State GO	5.000%	2/1/30	3,385	3,849
New York State GO	5.000%	2/15/30	4,000	4,564
New York State Local Government Assistance
Corp. Revenue VRDO	0.060%	8/7/14	7,900	7,900
New York State Thruway Authority Revenue	5.000%	1/1/26	10,000	11,755
New York State Thruway Authority Revenue	5.000%	1/1/37	7,000	7,666
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/27	5,000	5,734
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/30	5,000	5,625
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/31	6,265	7,012
New York State Thruway Authority Revenue
(Personal Income Tax)	5.000%	3/15/30	8,000	9,164
New York State Urban Development Corp.
Revenue	5.000%	1/1/23	7,785	8,781
New York State Urban Development Corp.
Revenue	5.625%	1/1/28	7,385	8,404
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	12/15/21	10,000	11,819
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/31	10,000	11,363
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/32	11,170	12,656
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/33	10,000	11,290
New York State Urban Development Corp.
Revenue (Service Contract) VRDO	0.060%	8/7/14	12,000	12,000
Port Authority of New York & New Jersey
Special Obligation Revenue (John F. Kennedy
International Air Terminal LLC)	6.000%	12/1/42	10,000	11,473
Tompkins County NY Industrial Development
Agency Civic Facility Revenue (Cornell
University)	5.000%	7/1/37	10,000	11,138
Triborough Bridge & Tunnel Authority New York
Revenue	6.125%	1/1/21 (ETM)	6,565	8,030
Triborough Bridge & Tunnel Authority New York
Revenue	5.250%	11/15/38	12,500	13,937
Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/30	8,750	10,225
Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/35	5,600	6,406
				1,271,861
North Carolina (0.6%)
Charlotte NC Airport Revenue	5.000%	7/1/26	2,205	2,473
Charlotte NC Airport Revenue	5.000%	7/1/36	2,000	2,155
Charlotte NC Water & Sewer System Revenue	5.000%	7/1/33	5,000	5,695
North Carolina Capital Facilities Finance Agency
Revenue (Duke University Project)	5.000%	10/1/38	6,865	7,720
North Carolina Eastern Municipal Power Agency
Power Systems Revenue	5.000%	1/1/23	5,000	5,505
North Carolina Eastern Municipal Power Agency
Power Systems Revenue	5.000%	1/1/26	5,000	5,546
North Carolina Eastern Municipal Power Agency
Power Systems Revenue	5.500%	1/1/26	3,000	3,342

North Carolina GO	5.000%	5/1/20	5,000	5,973
North Carolina Medical Care Commission Health
Care Facilities Revenue (Vidant Health)	5.000%	6/1/36	500	539
North Carolina Medical Care Commission
Hospital Revenue (North Carolina Baptist
Hospital)	5.250%	6/1/29	3,000	3,291
North Carolina Municipal Power Agency
Revenue	5.250%	1/1/20	4,000	4,476
				46,715
Ohio (1.7%)
Allen County OH Hospital Facilities Revenue
(Catholic Healthcare Partners)	5.250%	9/1/27	10,000	11,014
Allen County OH Hospital Facilities Revenue
(Catholic Healthcare Partners)	5.000%	5/1/42	1,300	1,380
American Municipal Power Ohio Inc. Revenue
(Fremont Energy Center Project)	5.000%	2/15/25	4,000	4,544
Buckeye Tobacco Settlement Financing
Authority Ohio Revenue	5.750%	6/1/34	4,500	3,572
Butler County OH Hospital Facilities Revenue
(Kettering Health Network)	6.375%	4/1/36	5,465	6,318
Butler County OH Hospital Facilities Revenue
(Kettering Health Network)	5.625%	4/1/41	5,000	5,459
Columbus OH GO	5.000%	2/15/22	7,380	8,934
Franklin County OH GO	5.000%	12/1/15	2,000	2,128
Franklin County OH Hospital Facilities Revenue
(OhioHealth Corp.) VRDO	0.040%	8/7/14	2,700	2,700
Franklin County OH Hospital Revenue
(Nationwide Hospital) VRDO	0.040%	8/7/14	4,600	4,600
JobsOhio Beverage System Statewide Liquor
Profits Revenue	5.000%	1/1/38	1,750	1,900
Lucas County OH Hospital Revenue (ProMedica
Healthcare Obligated Group)	5.250%	11/15/27	3,250	3,680
Lucas County OH Hospital Revenue (ProMedica
Healthcare Obligated Group)	5.250%	11/15/28	6,000	6,806
Lucas County OH Hospital Revenue (ProMedica
Healthcare Obligated Group)	5.000%	11/15/29	5,270	5,835
Lucas County OH Hospital Revenue (ProMedica
Healthcare Obligated Group)	6.000%	11/15/41	3,220	3,700
Middletown OH City School District GO	5.000%	12/1/25 (4)	4,715	5,168
Montgomery County OH Revenue (Miami Valley
Hospital) VRDO	0.040%	8/1/14	3,800	3,800
Ohio Capital Facilities Lease Appropriation
Revenue	5.000%	10/1/24	1,000	1,179
Ohio Common Schools GO VRDO	0.040%	8/7/14	10,675	10,675
Ohio GO	5.000%	5/1/15 (Prere.)	4,450	4,612
Ohio GO	5.000%	2/1/29	3,000	3,446
Ohio GO VRDO	0.040%	8/7/14	6,900	6,900
1 Ohio Higher Educational Facility Commission
Revenue (Cleveland Clinic Health System
Obligated Group)	0.530%	1/1/18	2,250	2,246
Ohio Hospital Revenue (Cleveland Clinic Health
System Obligated Group)	5.500%	1/1/39	10,000	11,092
Ohio Hospital Revenue (University Hospitals
Health System Inc.)	5.000%	1/15/41	7,750	8,138
Ohio Housing Finance Agency Residential
Mortgage Revenue	5.250%	9/1/28	245	246

Ohio State University General Receipts
Revenue	5.000%	6/1/38	7,000	7,769
Scioto County OH Hospital Facilities Revenue
(Southern Ohio Medical Center)	5.750%	2/15/38	3,500	3,725
				141,566
Oklahoma (0.0%)
Oklahoma Turnpike Authority Revenue	5.000%	1/1/28	775	889

Oregon (0.4%)
Oregon Department of Administrative Services
COP	5.000%	5/1/27	6,755	7,633
Oregon Department of Administrative Services
Lottery Revenue	5.000%	4/1/22	4,000	4,839
Oregon Department of Administrative Services
Lottery Revenue	5.250%	4/1/30	4,000	4,682
Oregon GO (Oregon University System
Projects)	5.000%	8/1/36	2,000	2,220
Oregon Health & Science University Revenue	5.000%	7/1/27	2,150	2,444
Umatilla County OR Hospital Facility Authority
Revenue (Catholic Health Initiatives)	5.000%	5/1/22	12,380	12,425
				34,243
Pennsylvania (3.5%)
Allegheny County PA Port Authority Revenue	5.750%	3/1/29	8,000	9,380
Centre County PA Hospital Authority Revenue
(Mount Nittany Medical Center Project)	5.000%	11/15/32	3,000	3,199
Commonwealth Financing Authority
Pennsylvania Revenue	5.000%	6/1/36	8,000	8,566
Delaware County PA Authority Hospital
Revenue (Crozer-Keystone Obligated Group)	5.000%	12/15/31	4,920	4,830
Delaware River Port Authority Pennsylvania &
New Jersey Revenue VRDO	0.050%	8/7/14 LOC	3,300	3,300
Franklin County PA Industrial Development
Authority Revenue (Chambersburg Hospital
Project)	5.375%	7/1/42	4,325	4,563
Monroeville PA Finance Authority Revenue
(UPMC Health System)	5.000%	2/15/27	3,095	3,625
Montgomery County PA Industrial Development
Authority Revenue (Philadelphia Presbyterian
Homes Inc. Project)	7.000%	12/1/35	3,000	3,406
Montgomery County PA Industrial Development
Authority Revenue (Philadelphia Presbyterian
Homes Inc. Project)	7.000%	12/1/40	2,390	2,688
Northampton County PA General Purpose
Authority Hospital Revenue (St. Luke's
Hospital Project)	5.500%	8/15/35	2,500	2,610
Northampton County PA General Purpose
Authority Hospital Revenue (St. Luke's
Hospital Project)	5.500%	8/15/40	3,500	3,620
Northampton County PA General Purpose
Authority University Revenue (Lafayette
College)	5.000%	11/1/43	7,000	7,724
Northampton County PA General Purpose
Authority University Revenue (Lehigh
University) VRDO	0.040%	8/7/14	4,245	4,245
Pennsylvania Convention Center Authority
Revenue	6.700%	9/1/16 (ETM)	4,350	4,662

Pennsylvania Economic Development Financing
Authority Revenue (UPMC Obligated Group)	5.000%	7/1/38	12,000	12,986
Pennsylvania GO	5.000%	9/1/14	8,100	8,133
Pennsylvania GO	5.000%	3/1/15	2,065	2,123
Pennsylvania GO	5.000%	4/1/24	3,000	3,580
Pennsylvania GO	5.000%	6/1/27	4,890	5,664
Pennsylvania GO	5.000%	10/15/32	15,000	17,099
Pennsylvania Higher Educational Facilities
Authority Revenue (Bryn Mawr College)	5.000%	12/1/38	4,500	5,089
Pennsylvania Higher Educational Facilities
Authority Revenue (Higher Education System)	5.000%	6/15/29	1,000	1,119
Pennsylvania Higher Educational Facilities
Authority Revenue (St. Joseph's University)	5.000%	11/1/40	5,160	5,387
Pennsylvania Higher Educational Facilities
Authority Revenue (Temple University)	5.000%	4/1/27	1,120	1,253
Pennsylvania Higher Educational Facilities
Authority Revenue (Temple University)	5.000%	4/1/28	3,100	3,437
Pennsylvania Higher Educational Facilities
Authority Revenue (Temple University)	5.000%	4/1/30	3,000	3,290
Pennsylvania Higher Educational Facilities
Authority Revenue (Temple University)	5.000%	4/1/31	1,500	1,636
Pennsylvania Higher Educational Facilities
Authority Revenue (Temple University)	5.000%	4/1/32	1,500	1,629
Pennsylvania Higher Educational Facilities
Authority Student Housing Revenue
(University Properties Inc.)	5.000%	7/1/42	4,790	4,863
Pennsylvania Public School Building Authority
Lease Revenue (School District of
Philadelphia)	5.000%	6/1/31 (4)	15,000	15,981
Pennsylvania Turnpike Commission Motor
License Fund Revenue	5.000%	12/1/25	3,410	3,970
Pennsylvania Turnpike Commission Motor
License Fund Revenue	5.000%	12/1/26	3,820	4,400
Pennsylvania Turnpike Commission Motor
License Fund Revenue	5.500%	12/1/28	9,015	10,605
Pennsylvania Turnpike Commission Motor
License Fund Revenue	5.500%	12/1/31	7,255	8,401
Pennsylvania Turnpike Commission Motor
License Fund Revenue	5.000%	12/1/42	1,000	1,081
Pennsylvania Turnpike Commission Motor
License Fund Revenue	5.000%	12/1/43	5,000	5,403
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/29	6,000	6,581
Pennsylvania Turnpike Commission Revenue	5.500%	6/1/33	5,000	5,550
Pennsylvania Turnpike Commission Revenue	0.000%	12/1/34	3,500	2,594
Pennsylvania Turnpike Commission Revenue	5.250%	6/1/36	4,000	4,237
Pennsylvania Turnpike Commission Revenue	6.500%	12/1/36	6,000	7,033
Pennsylvania Turnpike Commission Revenue	0.000%	12/1/37	6,000	4,367
Pennsylvania Turnpike Commission Revenue	6.250%	6/1/38 (12)	3,135	3,599
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/38	20,990	22,174
Pennsylvania Turnpike Commission Revenue	5.750%	6/1/39	2,000	2,258
Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue
(Children's Hospital of Philadelphia Project)
VRDO	0.080%	8/1/14	3,135	3,135
Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue (Temple
University Health System Obligated Group)	5.500%	7/1/26	3,000	3,082

Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue (Temple
University Health System Obligated Group)	5.500%	7/1/30	5,000	5,044
Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue (Temple
University Health System Obligated Group)	5.625%	7/1/42	3,000	3,035
Philadelphia PA School District GO	6.000%	9/1/38	7,000	7,660
Pittsburgh PA Water & Sewer Authority
Revenue	7.250%	9/1/14 (ETM)	625	628
University of Pittsburgh of the Commonwealth
System of Higher Education Pennsylvania
Revenue (University Capital Project)	5.250%	9/15/30	5,000	5,739
Westmoreland County PA Municipal Authority
Revenue	5.000%	8/15/31	3,000	3,283
Westmoreland County PA Municipal Authority
Revenue	5.000%	8/15/37	4,210	4,520
Wilkes-Barre PA Finance Authority Revenue
(University of Scranton Project)	5.000%	11/1/40	3,500	3,692
				291,758
Puerto Rico (0.5%)
Puerto Rico Electric Power Authority Revenue	5.250%	7/1/22 (14)	2,930	2,902
Puerto Rico Electric Power Authority Revenue	5.250%	7/1/30 (14)	5,000	4,528
Puerto Rico GO	6.000%	7/1/27 (14)	6,500	6,563
Puerto Rico Sales Tax Financing Corp. Revenue	0.000%	8/1/37	7,475	1,020
Puerto Rico Sales Tax Financing Corp. Revenue	0.000%	8/1/38	15,875	1,964
Puerto Rico Sales Tax Financing Corp. Revenue	0.000%	8/1/39	15,010	1,737
Puerto Rico Sales Tax Financing Corp. Revenue	5.000%	8/1/40	12,885	9,971
Puerto Rico Sales Tax Financing Corp. Revenue	5.250%	8/1/40	4,000	3,200
Puerto Rico Sales Tax Financing Corp. Revenue	5.250%	8/1/41	12,250	8,627
Puerto Rico Sales Tax Financing Corp. Revenue	0.000%	8/1/43 (14)	5,000	735
Puerto Rico Sales Tax Financing Corp. Revenue	5.000%	8/1/43	3,005	2,051
Puerto Rico Sales Tax Financing Corp. Revenue	0.000%	8/1/44 (14)	10,000	1,385
				44,683
Rhode Island (0.2%)
Rhode Island & Providence Plantations GO	5.500%	8/1/29	7,355	8,536
Rhode Island & Providence Plantations GO	5.500%	8/1/31	2,520	2,899
Rhode Island Health & Educational Building
Corp. Public Schools Revenue (Pooled Issue)	4.500%	5/15/23 (4)	1,665	1,832
Rhode Island Health & Educational Building
Corp. Public Schools Revenue (Pooled Issue)	4.500%	5/15/24 (4)	2,575	2,834
Rhode Island Housing & Mortgage Finance
Corp. Revenue	4.000%	10/1/40	1,385	1,457
				17,558
South Carolina (2.1%)
Charleston County SC Airport District System
Revenue	5.000%	7/1/43	5,000	5,391
Charleston SC Educational Excellence
Financing Corp. Revenue (Charleston County
School District, South Carolina Project)	5.000%	12/1/14 (Prere.)	5,000	5,081
Charleston SC Educational Excellence
Financing Corp. Revenue (Charleston County
School District, South Carolina Project)	5.250%	12/1/15 (Prere.)	11,800	12,594
Charleston SC Educational Excellence
Financing Corp. Revenue (Charleston County
School District, South Carolina Project)	5.000%	12/1/24	3,000	3,592

Charleston SC Educational Excellence
Financing Corp. Revenue (Charleston County
School District, South Carolina Project)	5.000%	12/1/26	10,000	11,792
Charleston SC Educational Excellence
Financing Corp. Revenue (Charleston County
School District, South Carolina Project)	5.000%	12/1/26	10,580	11,636
Charleston SC Educational Excellence
Financing Corp. Revenue (Charleston County
School District, South Carolina Project)	5.000%	12/1/31	7,000	7,480
Greenville County SC School District GO	5.000%	12/1/27	6,700	7,300
Piedmont SC Municipal Power Agency Revenue	6.500%	1/1/15 (ETM)	2,035	2,088
Piedmont SC Municipal Power Agency Revenue	5.750%	1/1/34 (4)	10,000	11,299
South Carolina Public Service Authority
Revenue	5.500%	1/1/38	10,000	11,274
South Carolina Public Service Authority
Revenue	5.000%	12/1/38	10,000	10,894
South Carolina Public Service Authority
Revenue	5.250%	1/1/39	6,000	6,578
South Carolina Public Service Authority
Revenue	5.500%	12/1/54	10,000	11,072
South Carolina Transportation Infrastructure
Revenue	5.250%	10/1/14 (Prere.)	20,840	21,018
South Carolina Transportation Infrastructure
Revenue	5.250%	10/1/14 (Prere.)	27,170	27,401
University of South Carolina Higher Education
Revenue	5.250%	6/1/38 (4)	5,610	6,226
				172,716
South Dakota (0.1%)
South Dakota Health & Educational Facilities
Authority Revenue (Sanford Health)	5.000%	11/1/37	10,045	10,672

Tennessee (1.1%)
Chattanooga TN Health Educational & Housing
Facility Board Revenue (Catholic Health
Initiatives)	5.250%	1/1/45	14,005	15,214
Shelby County TN Health Educational &
Housing Facility Board Revenue (Methodist
Healthcare)	5.250%	9/1/27 (4)	350	373
Shelby County TN Health Educational &
Housing Facility Board Revenue (Methodist
Le Bonheur Healthcare) VRDO	0.080%	8/1/14 (4)	6,300	6,300
Tennessee Energy Acquisition Corp. Gas
Revenue	5.000%	2/1/19	600	665
Tennessee Energy Acquisition Corp. Gas
Revenue	5.000%	2/1/20	360	401
Tennessee Energy Acquisition Corp. Gas
Revenue	5.250%	9/1/20	740	844
Tennessee Energy Acquisition Corp. Gas
Revenue	5.250%	9/1/22	990	1,132
Tennessee Energy Acquisition Corp. Gas
Revenue	5.000%	2/1/23	9,645	10,783
Tennessee Energy Acquisition Corp. Gas
Revenue	5.250%	9/1/23	3,710	4,246
Tennessee Energy Acquisition Corp. Gas
Revenue	5.250%	9/1/24	6,175	7,019
Tennessee Energy Acquisition Corp. Gas
Revenue	5.250%	9/1/26	2,160	2,466

Tennessee Energy Acquisition Corp. Gas
Revenue	5.000%	2/1/27	19,870	22,058
Tennessee GO	5.000%	10/1/16	2,000	2,201
2 Tennessee GO	5.000%	9/1/28	5,750	6,946
2 Tennessee GO	5.000%	9/1/29	2,500	3,000
2 Tennessee GO	5.000%	9/1/32	1,150	1,358
2 Tennessee GO	5.000%	9/1/33	1,000	1,174
2 Tennessee GO	5.000%	9/1/34	700	818
Tennessee Housing Development Agency
Homeownership Program Revenue	4.500%	7/1/37	1,775	1,978
Tennessee Housing Development Agency
Homeownership Program Revenue	4.000%	7/1/38	4,450	4,882
				93,858
Texas (7.9%)
Austin TX Combined Utility System Revenue	0.000%	5/15/17 (14)	4,900	4,766
Austin TX Water & Wastewater System
Revenue	5.000%	11/15/25	5,000	5,906
Austin TX Water & Wastewater System
Revenue	5.000%	11/15/25	3,000	3,545
Central Texas Regional Mobility Authority
Revenue	5.750%	1/1/31	4,260	4,751
Central Texas Regional Mobility Authority
Revenue	6.750%	1/1/41	2,000	2,301
Central Texas Regional Mobility Authority
Revenue	6.250%	1/1/46	1,000	1,122
Clifton TX Higher Education Finance Corp.
Revenue (Baylor University)	5.250%	3/1/29	3,000	3,372
Dallas County TX Utility & Reclamation District
GO	5.375%	2/15/29 (2)	5,000	5,393
Dallas TX Area Rapid Transit Sales Tax
Revenue	5.250%	12/1/43	1,760	1,978
Dallas TX Civic Center Improvement Revenue	5.000%	8/15/27 (12)	5,000	5,383
Dallas TX Civic Center Improvement Revenue	5.000%	8/15/28 (12)	2,125	2,275
Dallas-Fort Worth TX International Airport
Revenue	5.250%	11/1/31	5,800	6,620
Dallas-Fort Worth TX International Airport
Revenue	5.250%	11/1/33	8,000	9,071
Dallas-Fort Worth TX International Airport
Revenue	5.000%	11/1/37	5,000	5,403
Dallas-Fort Worth TX International Airport
Revenue	5.000%	11/1/38	6,410	6,931
Dallas-Fort Worth TX International Airport
Revenue	5.000%	11/1/45	9,500	10,160
Fort Bend TX Grand Parkway Toll Road
Authority Revenue	5.000%	3/1/23	1,000	1,184
Grand Parkway Transportation Corp. Texas
System Toll Revenue	0.000%	10/1/35	21,495	15,169
Grand Parkway Transportation Corp. Texas
System Toll Revenue	0.000%	10/1/36	8,475	5,941
Grand Parkway Transportation Corp. Texas
System Toll Revenue	5.250%	10/1/51	12,000	13,064
Harris County TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Memorial
Hermann Healthcare System)	5.000%	12/1/35	8,000	8,568
Harris County TX GO	0.000%	10/1/14 (14)	5,550	5,548
Harris County TX GO	0.000%	10/1/15 (14)	17,545	17,480

Harris County TX Health Facilities Development
Corp. Hospital Revenue (Memorial Hermann
Healthcare System)	7.125%	12/1/18 (Prere.)	3,250	4,084
Harris County TX Health Facilities Development
Corp. Revenue (Methodist Hospital System)
VRDO	0.080%	8/1/14	22,100	22,100
Harris County TX Hospital District Revenue	5.125%	2/15/32 (14)	10,000	10,354
Harris County TX Hospital District Revenue	5.250%	2/15/37 (14)	10,190	10,532
Harris County TX Toll Road Revenue	5.000%	8/15/22	2,000	2,301
Houston TX Airport System Revenue	5.000%	7/1/32	3,000	3,236
Houston TX Airport System Revenue	5.500%	7/1/39	5,000	5,657
Houston TX Community College System GO	5.000%	2/15/36	10,000	11,157
2 Houston TX GO	5.000%	3/1/25	3,335	4,025
Houston TX Utility System Revenue	5.250%	11/15/31	5,000	5,781
Houston TX Utility System Revenue	5.000%	11/15/39	9,000	10,149
Houston TX Utility System Revenue	5.000%	11/15/44	1,000	1,124
2 Laredo TX Community College District GO	5.000%	8/1/23	1,250	1,493
2 Laredo TX Community College District GO	5.000%	8/1/24	1,715	2,060
2 Laredo TX Community College District GO	5.000%	8/1/30	2,000	2,293
2 Laredo TX Community College District GO	5.000%	8/1/32	1,250	1,414
2 Laredo TX Community College District GO	5.000%	8/1/34	1,500	1,680
Lower Colorado River Authority Texas Revenue	5.625%	1/1/15 (Prere.)	3,055	3,125
Lower Colorado River Authority Texas Revenue	5.875%	5/15/16 (4)	5,905	5,932
Lower Colorado River Authority Texas Revenue	5.625%	5/15/19 (Prere.)	205	245
Lower Colorado River Authority Texas Revenue	5.625%	5/15/19 (Prere.)	20	24
Lower Colorado River Authority Texas Revenue	5.625%	5/15/19 (Prere.)	10	12
Lower Colorado River Authority Texas Revenue	5.000%	5/15/26	3,000	3,441
Lower Colorado River Authority Texas Revenue	5.500%	5/15/36	5,000	5,446
Lower Colorado River Authority Texas Revenue	5.625%	5/15/39	4,765	5,210
Lower Colorado River Authority Texas Revenue	5.000%	5/15/40	5,000	5,264
Matagorda County TX Navigation District No. 1
Pollution Control Revenue (Central Power &
Light Co. Project)	6.300%	11/1/29	7,500	8,556
Montgomery County TX GO	5.125%	3/1/31	4,000	4,513
Montgomery County TX GO	5.250%	3/1/32	5,000	5,668
New Hope TX Cultural Education Facilities .
First Mortgage Revenue (Morningside
Ministries Project)	6.500%	1/1/48	10,350	10,929
North Texas Tollway Authority System Revenue	6.250%	2/1/23	10,000	11,248
North Texas Tollway Authority System Revenue	5.000%	9/1/30	9,000	10,184
North Texas Tollway Authority System Revenue	6.125%	1/1/31	4,000	4,243
North Texas Tollway Authority System Revenue	5.000%	9/1/31	2,000	2,254
North Texas Tollway Authority System Revenue	5.000%	1/1/33	13,675	14,819
North Texas Tollway Authority System Revenue	5.000%	1/1/34	14,355	15,507
North Texas Tollway Authority System Revenue	6.000%	1/1/38	12,500	14,429
North Texas Tollway Authority System Revenue	6.250%	1/1/39	6,000	6,946
North Texas Tollway Authority System Revenue	6.000%	9/1/41	2,500	3,008
Northeast Texas Hospital Authority Revenue
(Northeast Medical Center Hospital)	5.625%	5/15/17 (4)	4,695	4,713
Northeast Texas Hospital Authority Revenue
(Northeast Medical Center Hospital)	5.625%	5/15/22 (4)	7,110	7,135
Olmos Park TX Higher Education Facilities
Corp. Revenue (University of the Incarnate
Word Project)	5.000%	12/1/23	1,000	1,160
Olmos Park TX Higher Education Facilities
Corp. Revenue (University of the Incarnate
Word Project)	5.000%	12/1/24	4,325	4,974

Olmos Park TX Higher Education Facilities
Corp. Revenue (University of the Incarnate
Word Project)	5.000%	12/1/25	4,520	5,160
Olmos Park TX Higher Education Facilities
Corp. Revenue (University of the Incarnate
Word Project)	5.000%	12/1/26	2,250	2,545
Olmos Park TX Higher Education Facilities
Corp. Revenue (University of the Incarnate
Word Project)	5.000%	12/1/27	1,845	2,075
Panhandle-Plains TX Higher Education Authority
Inc. Student Loan Revenue	1.035%	10/1/20	3,115	3,095
SA Energy Acquisition Public Facility Corp.
Texas Gas Supply Revenue	5.500%	8/1/22	5,380	6,239
SA Energy Acquisition Public Facility Corp.
Texas Gas Supply Revenue	5.500%	8/1/23	6,155	7,155
San Antonio TX Electric & Gas Systems
Revenue	5.000%	2/1/38	6,500	7,156
2 San Antonio TX GO	5.000%	2/1/25	2,250	2,736
San Antonio TX Water Revenue	5.000%	5/15/26	2,000	2,348
Tarrant County TX Cultural Education Facilities
Finance Corp. Revenue (Texas Health
Resources) VRDO	0.060%	8/1/14	7,600	7,600
Tarrant Regional Water District Texas Water
Revenue	5.000%	3/1/28	3,000	3,396
Texas GO	5.750%	8/1/32	10,380	10,425
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.625%	12/15/17	7,360	8,057
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.250%	12/15/19	600	687
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.250%	12/15/20	550	634
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.250%	12/15/23	1,335	1,545
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.250%	12/15/24	6,545	7,589
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.250%	12/15/25	1,305	1,514
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.250%	12/15/26	1,155	1,339
Texas Municipal Power Agency Revenue	0.000%	9/1/14 (14)	34,250	34,245
Texas Municipal Power Agency Revenue	0.000%	9/1/15 (14)	33,070	32,947
Texas Private Activity Surface Transportation
Corp. Revenue	7.500%	12/31/31	4,000	4,857
Texas Private Activity Surface Transportation
Corp. Revenue	6.875%	12/31/39	9,000	10,565
Texas Private Activity Surface Transportation
Corp. Revenue	7.000%	6/30/40	29,710	35,284
Texas State University System Financing
System Revenue	5.000%	3/15/38	3,300	3,679
Texas State University System Financing
System Revenue	5.000%	3/15/42	2,000	2,172
Texas Transportation Commission Revenue	5.000%	8/15/41	3,765	3,992
Texas Turnpike Authority Central Texas
Turnpike System Revenue	0.000%	8/15/26 (2)	10,000	6,294
Texas Turnpike Authority Central Texas
Turnpike System Revenue	0.000%	8/15/28 (2)	30,005	16,489

University of Houston Texas Revenue	5.000%	2/15/43	7,485	8,198
				644,373
Utah (0.3%)
Central Utah Water Conservancy District GO	5.000%	4/1/30	4,500	5,069
Utah Transit Authority Sales Tax Revenue	5.000%	6/15/29	2,500	2,767
Utah Transit Authority Sales Tax Revenue	5.000%	6/15/30	4,180	4,596
Utah Transit Authority Sales Tax Revenue	5.000%	6/15/31	3,110	3,401
Utah Transit Authority Sales Tax Revenue	5.000%	6/15/32	1,855	2,020
Utah Water Finance Agency Revenue VRDO	0.080%	8/7/14	9,955	9,955
				27,808
Virgin Islands (0.1%)
Virgin Islands Public Finance Authority Revenue	5.000%	10/1/25	2,665	2,843
Virgin Islands Public Finance Authority Revenue	5.000%	10/1/29	2,000	2,144
				4,987
Virginia (1.6%)
Fairfax County VA Economic Development
Authority Facilities Revenue (County Facilities
Project)	5.000%	10/1/32	1,800	2,091
Fairfax County VA Economic Development
Authority Facilities Revenue (County Facilities
Project)	5.000%	10/1/34	1,145	1,316
Fairfax County VA Economic Development
Authority Transportation District Improvement
Revenue (Silver Line Phase I Project)	5.000%	4/1/36	1,000	1,069
Fairfax County VA Industrial Development
Authority Hospital Revenue (Inova Health
System Hospital Project)	5.500%	5/15/35	10,000	11,107
Henrico County VA Economic Development
Authority Revenue (Bon Secours Health
System)	5.250%	11/1/42 (12)	3,500	3,788
Roanoke VA Economic Development Authority
Hospital Revenue (Carilion Clinic Obligated
Group)	5.000%	7/1/28	1,640	1,814
4 Tobacco Settlement Financing Corp. Virginia
Revenue	5.625%	6/1/15 (Prere.)	10,000	10,453
University of Virginia Revenue	5.000%	6/1/32	1,000	1,163
University of Virginia Revenue	5.000%	6/1/37	8,000	9,120
Virginia Commonwealth Transportation Board
Revenue	4.000%	3/15/26	12,455	13,458
Virginia Commonwealth Transportation Board
Revenue	5.000%	5/15/30	28,875	32,880
Virginia Commonwealth Transportation Board
Revenue	5.000%	5/15/32	17,375	19,594
Virginia Commonwealth Transportation Board
Revenue	5.000%	5/15/33	4,000	4,496
Virginia Public Building Authority Public Facilities
Revenue	4.000%	8/1/27	8,335	9,016
Virginia Public Building Authority Public Facilities
Revenue	4.000%	8/1/28	8,675	9,315
				130,680
Washington (2.3%)
Chelan County WA Public Utility District No. 1
Hydro-Electric System Revenue (Columbia
River-Rock Island Hydro)	0.000%	6/1/17 (14)	11,685	11,304

Chelan County WA Public Utility District No. 1
Hydro-Electric System Revenue (Columbia
River-Rock Island Hydro)	0.000%	6/1/18 (14)	10,000	9,447
King County WA Sewer Revenue	5.250%	1/1/42	2,500	2,800
King County WA Sewer Revenue	5.750%	1/1/43	7,170	8,051
Port of Seattle WA Revenue	5.000%	8/1/29	10,500	11,777
Port of Seattle WA Revenue	5.000%	6/1/30	2,000	2,211
Port of Seattle WA Revenue	5.000%	8/1/32	3,000	3,316
Port of Seattle WA Revenue	5.000%	8/1/33	2,000	2,205
Seattle WA Municipal Light & Power Revenue	5.250%	2/1/33	2,000	2,251
Tobacco Settlement Authority Washington
Revenue	5.250%	6/1/29	10,125	10,864
Tobacco Settlement Authority Washington
Revenue	5.250%	6/1/30	9,065	9,744
University of Washington Revenue	5.000%	7/1/34	2,000	2,251
2 Washington Economic Development Finance
Authority Lease Revenue (Washington
Biomedical Research Properties 2)	5.000%	6/1/21	1,315	1,568
2 Washington Economic Development Finance
Authority Lease Revenue (Washington
Biomedical Research Properties 2)	5.000%	6/1/22	1,500	1,796
2 Washington Economic Development Finance
Authority Lease Revenue (Washington
Biomedical Research Properties 2)	5.000%	6/1/23	1,800	2,161
Washington GO	6.750%	2/1/15	785	809
Washington GO	5.000%	7/1/24	20,000	24,456
Washington GO	5.000%	2/1/35	10,000	11,142
Washington GO	5.000%	8/1/35	2,000	2,234
Washington Health Care Facilities Authority
Revenue (MultiCare Health System)	5.250%	8/15/31 (4)	5,000	5,366
Washington Health Care Facilities Authority
Revenue (MultiCare Health System)	5.250%	8/15/34 (4)	6,000	6,399
Washington Health Care Facilities Authority
Revenue (MultiCare Health System)	5.500%	8/15/43 (12)	5,490	5,963
Washington Health Care Facilities Authority
Revenue (MultiCare Health System)	5.000%	8/15/44	5,000	5,284
Washington Health Care Facilities Authority
Revenue (Providence Health & Services)	5.000%	10/1/33	7,500	8,265
Washington Health Care Facilities Authority
Revenue (Seattle Children's Hospital)	5.625%	10/1/38	12,000	13,750
Washington Health Care Facilities Authority
Revenue (Seattle Children's Hospital)	5.000%	10/1/40	2,215	2,334
Washington Health Care Facilities Authority
Revenue (Swedish Health Services)	6.250%	5/15/21 (Prere.)	6,500	8,376
Whidbey Island WA Public Hospital District GO	5.375%	12/1/39	9,055	9,671
				185,795
West Virginia (0.5%)
West Virginia Economic Development Authority
Solid Waste Facilities Disposal Revenue
(Appalachian Power Co. - Amos Project)	5.375%	12/1/38	2,500	2,705
West Virginia Hospital Finance Authority
Hospital Revenue (Charleston Area Medical
Center Inc.)	5.625%	9/1/32	6,500	6,944
West Virginia Hospital Finance Authority
Hospital Revenue (United Health System
Obligated Group)	5.500%	6/1/44	20,000	22,292

West Virginia University Revenue	5.000%	10/1/36	5,985	6,641
				38,582
Wisconsin (1.2%)
Wisconsin GO	5.000%	11/1/20	2,500	2,991
Wisconsin GO	6.000%	5/1/36	10,000	11,799
Wisconsin Health & Educational Facilities
Authority Health Care Facilities Revenue
(Luther Hospital)	5.750%	11/15/30	7,500	8,632
Wisconsin Health & Educational Facilities
Authority Health Facilities Revenue (SSM
Health Care)	5.250%	6/1/34	6,785	7,306
Wisconsin Health & Educational Facilities
Authority Revenue (Agnesian Healthcare Inc.)	5.750%	7/1/30	6,150	6,818
Wisconsin Health & Educational Facilities
Authority Revenue (Aurora Health Care Inc.)	5.625%	4/15/39	12,110	13,002
Wisconsin Health & Educational Facilities
Authority Revenue (Froedtert & Community
Health Inc.)	5.000%	4/1/42	20,690	22,252
Wisconsin Health & Educational Facilities
Authority Revenue (Marquette University)	5.000%	10/1/29	1,700	1,913
Wisconsin Health & Educational Facilities
Authority Revenue (Marquette University)	5.000%	10/1/30	3,260	3,654
Wisconsin Health & Educational Facilities
Authority Revenue (Ministry Health Care Inc.)	5.000%	8/15/32	2,950	3,206
Wisconsin Public Power System Power Supply
System Revenue	5.000%	7/1/24	3,000	3,550
Wisconsin Transportation Revenue	4.500%	7/1/15 (Prere.)	11,470	11,927
Wisconsin Transportation Revenue	5.000%	7/1/31	2,815	3,203
				100,253
Total Tax-Exempt Municipal Bonds (Cost $7,535,207)				8,070,746
			Shares
Temporary Cash Investment (1.3%)
Money Market Fund (1.3%)
5 Vanguard Municipal Cash Management Fund
(Cost $102,313)	0.062%		102,313,000	102,313
Total Investments (99.7%) (Cost $7,637,520)				8,173,059
Other Assets and Liabilities-Net (0.3%)				26,817
Net Assets (100%)				8,199,876
1 Adjustable-rate security.
2 Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of
July 31, 2014.
3 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2014, the aggregate value of these securities was $50,122,000, representing 0.6% of net assets.
4 Securities with a value of $1,150,000 have been segregated as initial margin for open futures contracts.
5 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.

KEY TO ABBREVIATIONS

ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
COP - Certificate of Participation.

Long-Term Tax-Exempt Fund

CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
PILOT – Payments in Lieu of Taxes.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
VRDO - Variable Rate Demand Obligation.
VRDP - Variable Rate Demand Preferred.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) AGC (Assured Guaranty Corporation).
(13) BHAC (Berkshire Hathaway Assurance Corporation).
(14) NPFG (National Public Finance Guarantee Corporation).
(15) BAM (Build America Mutual Assurance Company).
(16) MAC (Municipal Assurance Corporation).
(17) RAA (Radian Asset Assurance Inc.).
The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

Long-Term Tax-Exempt Fund

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Municipal Cash Management Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of July 31, 2014, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Tax-Exempt Municipal Bonds	—	8,070,746	—
Temporary Cash Investments	102,313	—	—
Futures Contracts—Assets[1]	24
Futures Contracts—Liabilities[1]	(26)	—	—
Total	102,311	8,070,746	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

Long-Term Tax-Exempt Fund

At July 31, 2014, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)

		Number of	Aggregate Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
10-Year U.S. Treasury Note	September 2014	(1,045)	(130,217)	146

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At July 31, 2014, the cost of investment securities for tax purposes was $7,662,967,000. Net unrealized appreciation of investment securities for tax purposes was $510,092,000, consisting of unrealized gains of $527,774,000 on securities that had risen in value since their purchase and $17,682,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard High-Yield Tax-Exempt Fund

Schedule of Investments
As of July 31, 2014

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (99.4%)
Alabama (0.9%)
Alabama Port Authority Docks Facilities
Revenue	6.000%	10/1/40	3,000	3,448
Birmingham AL GO	0.000%	3/1/37	2,500	2,382
Butler AL Industrial Development Board Solid
Waste Disposal Revenue (Georgia-Pacific
Corp. Project)	5.750%	9/1/28	1,350	1,354
Courtland AL Development Board Solid Waste
Disposal Revenue (International Paper Co.)	5.200%	6/1/25	5,000	5,056
Jefferson County AL Sewer Revenue	0.000%	10/1/38 (4)	7,500	4,763
Jefferson County AL Sewer Revenue	7.000%	10/1/51	29,000	33,906
Jefferson County AL Sewer Revenue	6.500%	10/1/53	7,000	7,897
Mobile AL Industrial Development Board
Pollution Control Revenue (Alabama Power
Co.) PUT	1.650%	3/20/17	6,300	6,338
Selma AL Industrial Development Board
Revenue (International Paper Co. Project)	5.375%	12/1/35	4,000	4,372
				69,516
Alaska (0.1%)
Alaska Industrial Development & Export
Authority Revenue (Providence Health &
Services)	5.500%	10/1/41	6,105	6,783

Arizona (1.1%)
Arizona Health Facilities Authority Health Care
Facilities Revenue (Beatitudes Campus
Project)	5.200%	10/1/37	7,000	6,233
Arizona Health Facilities Authority Hospital
System Revenue (Phoenix Children's
Hospital)	5.000%	2/1/30	3,250	3,538
Arizona Health Facilities Authority Hospital
System Revenue (Phoenix Children's
Hospital)	5.000%	2/1/33	1,700	1,816
Arizona Health Facilities Authority Hospital
System Revenue (Phoenix Children's
Hospital)	5.000%	2/1/34	8,250	8,802
Arizona Health Facilities Authority Hospital
System Revenue (Phoenix Children's
Hospital)	5.000%	2/1/42	2,500	2,618
Arizona Transportation Board Highway Revenue	5.000%	7/1/33	8,790	9,947
Maricopa County AZ Pollution Control Corp.
Revenue (Southern California Edison Co.)	5.000%	6/1/35	12,500	13,298
Phoenix AZ Civic Improvement Corp. Airport
Revenue	5.250%	7/1/33	10,175	11,085
Phoenix AZ Industrial Development Authority
Solid Waste Revenue (Republic Services Inc.)
PUT	0.480%	8/1/14	5,000	5,000

Pima County AZ Industrial Development
Authority Revenue (Tucson Electric Power
Co. Project)	4.000%	9/1/29	3,000	3,000
Salt Verde AZ Financial Corp. Gas Revenue	5.250%	12/1/27	17,105	19,777
University Medical Center Corp. Arizona
Hospital Revenue	6.500%	7/1/39	2,500	2,892
				88,006
Arkansas (0.0%)
North Little Rock AR Electric Revenue	6.500%	7/1/15 (ETM)	780	825

California (16.4%)
Adelanto CA Public Utility Authority Revenue	6.750%	7/1/39	10,000	11,166
Alameda CA Corridor Transportation Authority
Revenue	5.400%	10/1/24 (2)	5,250	5,665
Alameda CA Corridor Transportation Authority
Revenue	0.000%	10/1/30 (2)	1,000	452
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/16 (Prere.)	2,500	2,697
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.250%	4/1/48	2,500	2,757
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.250%	4/1/53	3,350	3,669
1 Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	0.960%	5/1/23	10,000	9,868
1 Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	1.160%	4/1/24	10,000	10,033
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) VRDO	0.050%	8/7/14 LOC	10,410	10,410
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/28	5,375	6,128
California GO	5.500%	4/1/18	15,000	17,522
California GO	5.000%	11/1/21	13,845	15,749
California GO	5.000%	12/1/22	25,000	30,499
California GO	5.000%	10/1/23	14,325	17,482
California GO	5.250%	9/1/24	6,500	7,817
California GO	5.000%	10/1/25	4,000	4,531
California GO	5.000%	9/1/29	4,565	5,200
California GO	5.000%	10/1/29	9,300	10,341
California GO	6.000%	3/1/33	3,000	3,599
California GO	5.125%	4/1/33	15,000	16,632
California GO	6.500%	4/1/33	34,000	41,359
California GO	5.000%	9/1/36	3,250	3,598
California GO	5.250%	3/1/38	5,000	5,512
California GO	5.500%	11/1/39	10,000	11,425
California GO	6.000%	11/1/39	5,000	5,997
California GO	5.000%	2/1/43	2,750	3,013
California GO	5.000%	11/1/43	12,500	13,783
California Health Facilities Financing Authority
Revenue (Adventist Health System/West)	5.750%	9/1/39	4,500	5,186
California Health Facilities Financing Authority
Revenue (Catholic Healthcare West)	6.000%	7/1/39	7,500	8,322
California Health Facilities Financing Authority
Revenue (Children's Hospital of Los Angeles)	5.000%	11/15/29	5,650	6,008
2 California Health Facilities Financing Authority
Revenue (Providence Health & Services)	5.000%	10/1/44	13,100	14,508

California Health Facilities Financing Authority
Revenue (St. Joseph Health System)	5.000%	7/1/37	4,500	4,877
California Health Facilities Financing Authority
Revenue (St. Joseph Health System)	5.750%	7/1/39	7,000	8,103
California Health Facilities Financing Authority
Revenue (Sutter Health)	6.000%	8/15/42	12,000	14,363
3 California Infrastructure & Economic
Development Bank Revenue (Bay Area Toll
Bridges Seismic Retrofit) TOB VRDO	0.080%	8/1/14 (ETM)	18,240	18,240
California Infrastructure & Economic
Development Bank Revenue (Independent
System Operator Corp. Project)	6.000%	2/1/15 (Prere.)	10,000	10,292
California Infrastructure & Economic
Development Bank Revenue (Independent
System Operator Corp. Project)	5.000%	2/1/34	13,770	14,971
California Municipal Finance Authority Revenue
(University of La Verne)	6.250%	6/1/40	3,585	3,979
California Pollution Control Financing Authority
Solid Waste Disposal Revenue (Republic
Services Inc. Project) PUT	0.500%	11/3/14	48,000	47,999
California Pollution Control Financing Authority
Solid Waste Disposal Revenue (Republic
Services Inc. Project) PUT	5.250%	12/1/17	12,155	13,225
California Pollution Control Financing Authority
Solid Waste Disposal Revenue (Waste
Management Inc. Project)	5.400%	4/1/25	3,000	3,096
California Public Works Board Lease Revenue
(Butterfield State Office Complex)	5.000%	6/1/21	7,675	7,972
California Public Works Board Lease Revenue
(Butterfield State Office Complex)	5.000%	6/1/22	5,000	5,192
California Public Works Board Lease Revenue
(Butterfield State Office Complex)	5.000%	6/1/23	2,870	2,979
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	6/1/26	8,795	10,051
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	12/1/28	3,600	4,068
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	3/1/34	7,380	8,160
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	12/1/21 (Prere.)	10,000	12,247
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	11/1/37	9,035	9,856
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	11/1/38	5,415	5,940
California State University Revenue Systemwide	5.250%	11/1/34	9,275	10,576
California Statewide Communities Development
Authority Revenue (Kaiser Permanente)	5.000%	4/1/42	30,305	32,807
California Statewide Communities Development
Authority Student Housing Revenue (CHF-
Irvine LLC - UCI East Campus Apartments
Phase II)	5.750%	5/15/32	8,000	8,577
Corona-Norco CA School District Public
Financing Authority Special Tax Revenue	5.000%	9/1/32	1,125	1,190
Corona-Norco CA School District Public
Financing Authority Special Tax Revenue	5.000%	9/1/35	585	611
East Side CA Union High School District Santa
Clara County GO	5.000%	8/1/37	10,000	10,922

3 Foothill-De Anza CA Community College District
GO TOB VRDO	0.060%	8/7/14 LOC	20,000	20,000
Foothill/Eastern Transportation Corridor Agency
California Toll Road Revenue	0.000%	1/15/42	6,000	3,622
Foothill/Eastern Transportation Corridor Agency
California Toll Road Revenue	6.500%	1/15/43	8,730	10,128
Foothill/Eastern Transportation Corridor Agency
California Toll Road Revenue	5.750%	1/15/46	18,000	20,263
Golden State Tobacco Securitization Corp.
California Revenue	4.500%	6/1/27	16,610	14,722
Golden State Tobacco Securitization Corp.
California Revenue	5.300%	6/1/37	7,000	5,533
Golden State Tobacco Securitization Corp.
California Revenue	5.125%	6/1/47	9,600	7,049
Golden State Tobacco Securitization Corp.
California Revenue	5.750%	6/1/47	7,000	5,596
Grossmont CA Healthcare District GO	5.000%	7/15/37 (2)	4,000	4,345
Grossmont CA Healthcare District GO	6.125%	7/15/40	5,000	5,872
Kern County CA GO	5.750%	8/1/35 (12)	4,500	5,158
Lee Lake CA Public Financing Authority
Revenue	5.000%	9/1/28	2,805	3,100
Lee Lake CA Public Financing Authority
Revenue	5.000%	9/1/29	2,825	3,101
Lee Lake CA Public Financing Authority
Revenue	5.000%	9/1/32	3,500	3,761
Lee Lake CA Public Financing Authority
Revenue	5.125%	9/1/35	2,350	2,518
Los Angeles CA Community College District GO	5.000%	8/1/24	3,430	3,954
Los Angeles CA Community College District GO	5.000%	8/1/25	4,120	4,732
Los Angeles CA Community College District GO	5.000%	8/1/27	6,215	7,093
Los Angeles CA Department of Airports
International Airport Revenue	5.375%	5/15/30	15,000	16,723
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/32	5,000	5,599
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/15 (Prere.)	8,000	8,353
Los Angeles CA Regional Airports Improvement
Corp. Lease Revenue (American Airlines Inc.
Terminal 4Project)	7.500%	12/1/14	7,500	7,646
Los Angeles CA Regional Airports Improvement
Corp. Lease Revenue (LAXFuel Corp.)	5.000%	1/1/32	4,000	4,244
Los Angeles CA Wastewater System Revenue	5.750%	6/1/27	7,780	9,231
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	8/1/33	2,500	2,745
Merced CA Irrigation District Electric System
Revenue	5.000%	9/1/26 (10)	6,000	6,082
Modesto CA Irrigation District COP	5.500%	7/1/35	11,300	12,133
Northstar Community Services District California
Community Facilities District No. 1 Special
Tax Revenue	5.000%	9/1/37	10,000	9,972
Oakland CA Unified School District GO	6.125%	8/1/29	4,000	4,560
Oakland CA Unified School District GO	5.500%	8/1/32	3,000	3,299
Oakland CA Unified School District GO	6.625%	8/1/38	4,000	4,748
Palo Alto CA Unified School District GO	0.000%	8/1/30	21,100	11,829
Palomar Pomerado Health California GO	0.000%	8/1/33 (12)	8,805	3,582
Palomar Pomerado Health California GO	0.000%	8/1/38 (12)	10,740	9,746
Port of Oakland CA Revenue	5.000%	5/1/22	4,290	5,000

Port of Oakland CA Revenue	5.000%	5/1/23	5,890	6,753
Port of Oakland CA Revenue	5.000%	5/1/28	10,000	11,103
Port of Oakland CA Revenue	5.000%	5/1/29	10,000	10,974
Port of Oakland CA Revenue	5.000%	5/1/29	2,250	2,463
Port of Oakland CA Revenue	5.125%	5/1/30	2,000	2,189
Port of Oakland CA Revenue	5.125%	5/1/31	2,000	2,172
Rancho Mirage CA Joint Powers Financing
Authority Revenue (Eisenhower Medical
Center)	5.000%	7/1/27	1,000	1,027
Riverside CA Electric Revenue VRDO	0.050%	8/7/14 LOC	10,000	10,000
Riverside County CA Transportation
Commission Toll Revenue	0.000%	6/1/42	7,000	1,466
Roseville CA Financing Authority Electric
System Revenue	5.000%	2/1/37	11,000	11,666
Roseville CA Natural Gas Financing Authority
Gas Revenue	5.000%	2/15/21	425	478
Sacramento CA Municipal Utility District
Revenue VRDO	0.050%	8/7/14 LOC	35,300	35,300
Sacramento County CA Airport Revenue	6.000%	7/1/41	9,500	10,915
San Bernardino CA City Unified School District
GO	5.000%	8/1/25 (4)	1,000	1,157
San Bernardino CA City Unified School District
GO	5.000%	8/1/26 (4)	1,310	1,502
San Bernardino CA City Unified School District
GO	5.000%	8/1/28 (4)	1,500	1,701
San Bernardino County CA Medical Center COP	7.000%	8/1/20	12,180	14,794
San Bernardino County CA Medical Center COP	6.875%	8/1/24 (ETM)	25,220	33,901
San Diego CA Community College District GO	5.250%	8/1/33	5,500	6,335
San Diego CA Community College District GO	5.000%	8/1/43	11,000	12,292
San Diego CA Unified School District GO	5.500%	7/1/21 (14)	12,725	15,520
San Diego CA Unified School District GO	0.000%	7/1/30	15,000	7,716
3 San Diego County CA Water Authority Revenue
COP TOB VRDO	0.070%	8/7/14	6,310	6,310
San Francisco CA City & County International
Airport Revenue	5.750%	5/1/19	20,565	23,849
San Francisco CA City & County International
Airport Revenue	5.750%	5/1/20	26,405	30,325
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/30	5,000	5,509
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/31	2,095	2,292
San Francisco CA City & County International
Airport Revenue	5.250%	5/1/33	10,000	11,070
San Francisco CA City & County International
Airport Revenue	6.000%	5/1/39	2,130	2,525
San Francisco CA City & County
Redevelopment Agency Community Facilities
District No. 7 Special Tax Revenue (Hunters
Point Shipyard Improvements)	5.000%	8/1/39	2,240	2,292
San Francisco CA City & County
Redevelopment Agency Community Facilities
District No. 7 Special Tax Revenue (Hunters
Point Shipyard Improvements)	5.000%	8/1/44	2,500	2,551
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bay North)	6.625%	8/1/39	2,000	2,262

San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bay South)	7.000%	8/1/41	1,500	1,704
San Francisco Office of Community Investment
& Infrastructure Special Tax Revenue
(Mission Bay)	5.000%	8/1/25	1,600	1,788
San Francisco Office of Community Investment
& Infrastructure Special Tax Revenue
(Mission Bay)	5.000%	8/1/26	1,250	1,389
San Francisco Office of Community Investment
& Infrastructure Special Tax Revenue
(Mission Bay)	5.000%	8/1/28	1,510	1,651
San Francisco Office of Community Investment
& Infrastructure Special Tax Revenue
(Mission Bay)	5.000%	8/1/30	1,000	1,084
San Francisco Office of Community Investment
& Infrastructure Special Tax Revenue
(Mission Bay)	5.000%	8/1/33	1,335	1,435
San Joaquin Hills CA Transportation Corridor
Agency Toll Road Revenue	0.000%	1/15/24 (14)	2,000	1,238
San Joaquin Hills CA Transportation Corridor
Agency Toll Road Revenue	0.000%	1/15/25 (14)	15,900	9,258
San Jose CA Redevelopment Agency Tax
Allocation Revenue	4.440%	8/1/17 (14)	2,420	2,426
San Jose CA Redevelopment Agency Tax
Allocation Revenue	4.540%	8/1/18 (14)	780	782
San Jose CA Redevelopment Agency Tax
Allocation Revenue	5.000%	8/1/19 (2)	1,700	1,835
San Marcos CA Public Facilities Authority Tax
Allocation Revenue (Project Areas No. 2 &
No. 3 Financing Project)	5.000%	8/1/35 (2)	5,385	5,426
San Marcos CA Unified School District GO	5.000%	8/1/34	7,000	7,729
San Mateo CA Community Facilities District No.
2008-1 Special Tax Revenue (Bay Meadows)	5.000%	9/1/42	2,000	2,118
Simi Valley CA School Financing Authority
Revenue	5.000%	8/1/27 (4)	10,000	11,318
Southern California Public Power Authority
Revenue (Natural Gas Project)	5.250%	11/1/20	1,700	1,945
Stockton CA Public Financing Authority Water
Revenue (Delta Water Supply Project)	6.250%	10/1/40	6,200	7,052
Sweetwater CA Unified School District GO	5.000%	8/1/26 (15)	6,465	7,474
Turlock CA Irrigation District Revenue	5.000%	1/1/35	6,385	6,821
Ukiah CA Unified School District GO	0.000%	8/1/31 (10)	9,245	4,053
University of California Revenue	5.000%	5/15/38	1,500	1,671
Ventura County CA Public Financing Authority
Lease Revenue	5.000%	11/1/30	1,230	1,402
Ventura County CA Public Financing Authority
Lease Revenue	5.000%	11/1/31	1,750	1,981
Victor Valley CA Community College District GO	6.000%	8/1/39	8,000	9,515
Walnut CA Energy Center Authority Revenue	5.000%	1/1/35	10,000	10,749
West Contra Costa CA Unified School District
GO	6.000%	8/1/27	3,000	3,914
2 West Contra Costa CA Unified School District
GO	5.000%	8/1/34	1,215	1,346
2 West Contra Costa CA Unified School District
GO	5.000%	8/1/35	1,590	1,754
Westlands CA Water District Revenue	5.000%	9/1/29 (4)	1,805	2,031

2 Whittier CA Health Facilities Revenue
(Presbyterian Intercommunity Hospital
Obligated Group)	5.000%	6/1/44	14,300	15,284
				1,255,842
Colorado (2.2%)
Colorado Health Facilities Authority Revenue
(Covenant Retirement Community Inc.)	5.250%	12/1/25	11,725	11,930
Colorado Health Facilities Authority Revenue
(Covenant Retirement Community Inc.)	5.000%	12/1/33	3,250	3,366
Denver CO City & County Airport Revenue	5.000%	11/15/15	10,000	10,621
Denver CO City & County Airport Revenue	5.250%	11/15/36	7,500	8,308
Denver CO City & County Airport Revenue	5.250%	11/15/43	8,000	8,532
Denver CO City & County Single Family
Mortgage Revenue	5.550%	12/1/39	612	646
E-470 Public Highway Authority Colorado
Revenue	0.000%	9/1/14 (14)	8,000	7,997
E-470 Public Highway Authority Colorado
Revenue	0.000%	9/1/15 (14)	5,000	4,939
E-470 Public Highway Authority Colorado
Revenue	0.000%	9/1/18 (14)	5,000	4,565
E-470 Public Highway Authority Colorado
Revenue	0.000%	9/1/24 (14)	29,225	20,340
E-470 Public Highway Authority Colorado
Revenue	0.000%	9/1/25 (14)	14,900	9,782
E-470 Public Highway Authority Colorado
Revenue	0.000%	9/1/29 (14)	21,600	11,421
E-470 Public Highway Authority Colorado
Revenue	0.000%	9/1/30 (14)	10,000	4,989
Northwest Parkway Public Highway Authority
Colorado Revenue	5.800%	6/15/16 (Prere.)	10,000	11,001
Plaza CO Metropolitan District No. 1 Tax
Allocation Revenue	5.000%	12/1/17	1,000	1,057
Plaza CO Metropolitan District No. 1 Tax
Allocation Revenue	5.000%	12/1/18	1,375	1,468
Plaza CO Metropolitan District No. 1 Tax
Allocation Revenue	5.000%	12/1/20	1,000	1,072
Plaza CO Metropolitan District No. 1 Tax
Allocation Revenue	5.000%	12/1/21	1,000	1,075
Plaza CO Metropolitan District No. 1 Tax
Allocation Revenue	5.000%	12/1/22	500	536
Regional Transportation District of Colorado
Sales Tax Revenue (Denver Transit Partners
Eagle P3 Project)	6.000%	1/15/34	6,000	6,669
Regional Transportation District of Colorado
Sales Tax Revenue (Denver Transit Partners
Eagle P3 Project)	6.000%	1/15/41	14,765	16,328
University of Colorado Hospital Authority
Revenue	5.000%	11/15/36	8,000	8,536
University of Colorado Hospital Authority
Revenue	5.000%	11/15/42	12,500	13,166
				168,344
Connecticut (0.9%)
Connecticut GO	5.000%	12/1/15	1,200	1,276
1 Connecticut GO	0.650%	8/15/16	2,000	2,008
Connecticut GO	5.000%	11/1/16	6,000	6,617
Connecticut GO	5.000%	11/1/16	8,100	8,934

Connecticut GO	5.000%	12/15/16	8,000	8,865
Connecticut GO	5.000%	6/15/21	10,025	12,029
Connecticut GO	5.000%	10/15/22	16,200	19,577
Connecticut Health & Educational Facilities
Authority Revenue (Hartford Healthcare)	5.000%	7/1/32	3,250	3,463
Connecticut Health & Educational Facilities
Authority Revenue (Stamford Hospital)	5.000%	7/1/37	6,500	6,937
Connecticut Health & Educational Facilities
Authority Revenue (Yale University) VRDO	0.040%	8/7/14	3,000	3,000
				72,706
Delaware (0.1%)
Delaware Economic Development Authority
Revenue (Delaware State University Project)	5.000%	10/1/36	3,890	4,235
Delaware Housing Authority Single Family
Mortgage Revenue	5.875%	1/1/38	585	595
				4,830
District of Columbia (0.6%)
District of Columbia Student Dormitory Revenue
(Provident Group - Howard Properties LLC)	5.000%	10/1/45	6,000	5,870
District of Columbia Water & Sewer Authority
Public Utility Revenue	5.500%	10/1/39	10,000	11,274
Metropolitan Washington DC/VA Airports
Authority Airport System Revenue	5.250%	10/1/25	10,000	11,444
Metropolitan Washington DC/VA Airports
Authority Airport System Revenue	5.000%	10/1/27	3,500	4,037
Metropolitan Washington DC/VA Airports
Authority Airport System Revenue	5.000%	10/1/30	4,000	4,524
Metropolitan Washington DC/VA Airports
Authority Airport System Revenue	5.000%	10/1/44	2,500	2,694
Metropolitan Washington DC/VA Airports
Authority Dulles Toll Road Revenue (Dulles
Metrorail & Capital Improvement Projects)	5.000%	10/1/53	7,500	7,715
				47,558
Florida (5.4%)
Broward County FL Airport System Revenue	5.000%	10/1/37	6,180	6,501
Broward County FL School Board COP	5.000%	7/1/20 (4)	5,935	6,404
Citizens Property Insurance Corp. Florida
Revenue (Coastal Account)	5.250%	6/1/17	5,000	5,627
Citizens Property Insurance Corp. Florida
Revenue (Personal Lines
Account/Commercial Lines Account)	5.000%	6/1/20	8,450	9,818
East Homestead Community Development
District Florida Special Assessment Revenue	7.250%	5/1/21	1,755	1,866
Escambia County FL Environmental
Improvement Revenue	5.750%	11/1/27	6,000	6,004
Florida Board of Education Lottery Revenue	5.000%	7/1/21 (14)	14,455	16,310
Florida Housing Finance Corp. Homeowner
Mortgage Revenue	5.750%	1/1/37	1,410	1,428
Florida Housing Finance Corp. Homeowner
Mortgage Revenue	5.750%	1/1/37	1,595	1,679
Florida Housing Finance Corp. Homeowner
Mortgage Revenue	5.000%	7/1/41	2,925	3,171
Florida Housing Finance Corp. Homeowner
Mortgage Revenue	5.500%	7/1/48	3,610	3,806
Florida Municipal Power Agency Revenue	6.250%	10/1/31	3,250	3,841

Florida Municipal Power Agency Revenue (St.
Lucie Project)	5.000%	10/1/26	5,500	6,281
Highlands County FL Health Facilities Authority
Hospital Revenue (Adventist Health
System/Sunbelt Obligated Group)	5.250%	11/15/16 (Prere.)	365	405
Highlands County FL Health Facilities Authority
Hospital Revenue (Adventist Health
System/Sunbelt Obligated Group)	6.000%	11/15/37	5,000	5,852
Hillsborough County FL Industrial Development
Authority Health Facilities Revenue (University
Community Hospital)	5.625%	8/15/18 (Prere.)	6,000	7,075
Jacksonville FL Electric Authority Electric
System Revenue	5.000%	10/1/22	1,890	2,252
Jacksonville FL Transportation Revenue	5.000%	10/1/28	8,425	9,650
Lakeland FL Educational Facilities Revenue
(Florida Southern College Project)	5.000%	9/1/37	750	773
Lakeland FL Educational Facilities Revenue
(Florida Southern College Project)	5.000%	9/1/42	1,500	1,543
Lee Memorial Health System Florida Hospital
Revenue	5.250%	4/1/35 (14)	13,350	13,939
Martin County FL Health Facilities Authority
Revenue (Martin Memorial Medical Center)	5.000%	11/15/28	8,360	9,006
Martin County FL Industrial Development
Authority Revenue (Indiantown Cogeneration,
LP Project)	3.950%	12/15/21	7,400	7,526
Martin County FL Industrial Development
Authority Revenue (Indiantown Cogeneration,
LP Project)	4.200%	12/15/25	9,000	9,058
Miami Beach FL Health Facilities Authority
Revenue (Mount Sinai Medical Center)	5.000%	11/15/29	2,175	2,329
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/24	5,000	5,673
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.125%	10/1/24 (14)	18,575	20,709
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/25	5,000	5,618
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/26	5,000	5,564
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/27	7,170	8,003
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/27	7,215	7,955
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/28	5,000	5,477
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/28	11,440	12,685
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/29	17,000	18,445
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/31	4,705	5,060
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.500%	10/1/41	4,000	4,448
Miami-Dade County FL Health Facilities
Authority Hospital Revenue (Miami Children's
Hospital)	6.125%	8/1/42	3,500	3,878

Miami-Dade County FL Industrial Development
Authority Solid Waste Disposal Revenue
(Waste Management Inc. of Florida Project)
PUT	1.500%	8/1/17	21,500	21,500
Miami-Dade County FL Public Facilities
Revenue (Jackson Memorial Hospital)	5.750%	6/1/39 (12)	5,250	5,636
Miami-Dade County FL School Board COP	5.250%	10/1/14 (Prere.)	7,915	7,982
Miami-Dade County FL Seaport Revenue	6.000%	10/1/24	1,590	1,943
Miami-Dade County FL Seaport Revenue	6.000%	10/1/25	1,680	2,042
Miami-Dade County FL Seaport Revenue	6.250%	10/1/38	5,000	5,843
Miami-Dade County FL Special Obligation
Revenue	0.000%	10/1/31	5,000	2,215
Miami-Dade County FL Special Obligation
Revenue	5.000%	10/1/31	4,170	4,589
Miami-Dade County FL Special Obligation
Revenue	5.000%	10/1/32	2,460	2,698
Miami-Dade County FL Special Obligation
Revenue	5.000%	10/1/35	6,500	7,067
Miami-Dade County FL Special Obligation
Revenue	5.000%	10/1/37	2,500	2,707
Miami-Dade County FL Transit Sales Surtax
Revenue	5.000%	7/1/33	3,000	3,304
North Brevard County FL Hospital District
Revenue (Parrish Medical Center Project)	5.750%	10/1/38	4,000	4,307
Orange County FL Health Facilities Authority
Health Care Facility Revenue (Orlando
Lutheran Towers Inc.)	5.375%	7/1/20	975	989
Orange County FL Health Facilities Authority
Health Care Facility Revenue (Orlando
Lutheran Towers Inc.)	5.700%	7/1/26	1,000	1,007
Orange County FL Health Facilities Authority
Hospital Revenue (Orlando Health Inc.)	5.000%	10/1/42	7,500	7,653
Orlando & Orange County FL Expressway
Authority Revenue	5.000%	7/1/21 (4)	20,000	23,187
Orlando & Orange County FL Expressway
Authority Revenue	5.000%	7/1/35	10,000	10,908
Orlando FL Utility Commission Water & Electric
Revenue	6.750%	10/1/17 (ETM)	1,380	1,521
Osceola County FL Expressway System
Revenue (Poinciana Parkway Project)	0.000%	10/1/39	6,000	3,261
Osceola County FL Expressway System
Revenue (Poinciana Parkway Project)	0.000%	10/1/42	7,540	4,077
Osceola County FL Expressway System
Revenue (Poinciana Parkway Project)	5.375%	10/1/47	2,000	2,042
Palm Beach County FL Airport System Revenue	5.750%	10/1/14 (14)	6,440	6,499
Palm Beach County FL Health Facilities
Authority Revenue (Jupiter Medical Center
Inc. Project)	5.000%	11/1/43	3,250	3,349
Palm Beach County FL Health Facilities
Authority Revenue (Sinai Residences Boca
Raton Project)	7.500%	6/1/49	3,000	3,323
Palm Glades FL Community Development
District Revenue	7.250%	8/1/16	1,275	1,323
Sarasota County FL Public Hospital District
Hospital Revenue (Sarasota Memorial
Hospital Project)	5.500%	7/1/34	3,500	3,729

St. Petersburg FL Health Facilities Authority
Revenue (All Children's Hospital Inc.
Obligated Group)	6.500%	11/15/39	8,000	9,407
Tallahassee FL Health Facilities Revenue
(Tallahassee Memorial HealthCare Inc.
Project)	6.375%	12/1/30	2,800	2,808
Tampa FL Health System Revenue (Baycare
Health System)	5.000%	11/15/33	7,407	8,053
				410,628
Georgia (2.5%)
Americus & Sumter County GA Hospital
Authority Revenue (Magnolia Manor Obligated
Group)	6.375%	5/15/43	5,615	5,935
Atlanta GA Airport Passenger Facility Charge
Revenue	5.000%	1/1/22	2,000	2,302
Atlanta GA Water & Wastewater Revenue	6.250%	11/1/34	2,500	2,962
Atlanta GA Water & Wastewater Revenue	6.250%	11/1/39	15,000	17,620
Burke County GA Development Authority
Pollution Control Revenue (Oglethorpe Power
Corp. Vogtle Project)	5.500%	1/1/33	5,000	5,323
Dalton GA Development Authority Revenue
(Hamilton Health Care System)	5.500%	8/15/17 (14)	2,865	2,998
Dalton GA Development Authority Revenue
(Hamilton Health Care System)	5.000%	8/15/28	6,685	7,377
Georgia GO	5.000%	7/1/15	8,200	8,567
Georgia GO	5.000%	7/1/15	2,570	2,685
Georgia GO	5.000%	7/1/15	2,400	2,508
Georgia GO	5.000%	7/1/15	7,820	8,170
Georgia GO	5.500%	7/1/15	19,095	20,038
Georgia GO	5.000%	11/1/16	8,055	8,893
Georgia GO	5.000%	7/1/19	8,300	9,793
Georgia GO	5.000%	2/1/22	8,545	10,399
Georgia Housing & Finance Authority Single
Family Mortgage Revenue	5.000%	12/1/26	4,320	4,389
Georgia Municipal Electric Power Authority
Revenue	6.600%	1/1/18 (14)	2,520	2,780
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.000%	3/15/18	5,385	5,945
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.000%	3/15/19	15,000	16,759
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.000%	3/15/20	1,270	1,426
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.250%	9/15/20	5,240	6,011
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.500%	9/15/22	2,330	2,727
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.500%	9/15/23	2,255	2,645
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.500%	9/15/26	5,630	6,661
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.500%	9/15/27	410	488
Marietta GA Development Authority Revenue	7.000%	6/15/30	4,000	4,146
Marietta GA Development Authority Revenue	7.000%	6/15/39	7,500	7,708
Municipal Electric Authority Georgia Revenue
(General Resolution Projects)	5.500%	1/1/26	7,000	8,080

Richmond County GA Development Authority
Environmental Improvement Revenue	5.750%	11/1/27	3,000	3,014
				188,349
Guam (0.2%)
Guam Government Waterworks Authority Water
& Waste Water System Revenue	5.500%	7/1/43	6,790	7,441
Guam International Airport Authority Revenue	6.250%	10/1/34	5,500	6,150
Guam International Airport Authority Revenue	6.375%	10/1/43	3,000	3,335
				16,926
Hawaii (0.6%)
Hawaii Airports System Revenue	5.000%	7/1/15	7,000	7,310
Hawaii Department of Transportation - Airports
Division Lease Revenue COP	5.250%	8/1/25	2,250	2,587
Hawaii Department of Transportation - Airports
Division Lease Revenue COP	5.250%	8/1/26	3,500	3,994
Hawaii Department of Transportation - Airports
Division Lease Revenue COP	5.000%	8/1/27	2,000	2,233
Hawaii Harbor System Revenue	5.500%	7/1/35	5,000	5,564
Hawaii Harbor System Revenue	5.625%	7/1/40	5,000	5,555
Hawaii Pacific Health Revenue	5.500%	7/1/40	7,000	7,521
Hawaii Pacific Health Revenue	5.750%	7/1/40	2,250	2,456
Honolulu HI City & County Wastewater System
Revenue	0.000%	7/1/17 (14)	6,000	5,762
Honolulu HI City & County Wastewater System
Revenue	0.000%	7/1/18 (14)	2,000	1,875
				44,857
Idaho (0.2%)
Idaho Housing & Finance Association RAN	5.000%	7/15/23	8,430	9,523
Idaho Housing & Finance Association RAN	5.000%	7/15/27	7,000	7,792
				17,315
Illinois (8.1%)
Chicago IL Board of Education GO	5.250%	12/1/25	6,000	6,309
Chicago IL Board of Education GO	5.000%	12/1/29	5,480	5,652
Chicago IL Board of Education GO	5.000%	12/1/31	7,000	7,117
Chicago IL Board of Education GO	5.000%	12/1/33	5,000	5,061
Chicago IL Board of Education GO	5.000%	12/1/42	30,015	29,566
Chicago IL GO	5.620%	1/1/16 (Prere.)	7,795	8,454
Chicago IL GO	5.650%	1/1/16 (Prere.)	7,445	8,077
Chicago IL GO	5.620%	1/1/26 (14)	2,755	2,886
Chicago IL GO	5.650%	1/1/27 (14)	2,630	2,756
Chicago IL Midway Airport Revenue	5.000%	1/1/29	16,180	17,491
Chicago IL Midway Airport Revenue	5.000%	1/1/31	6,945	7,418
Chicago IL Midway Airport Revenue	5.000%	1/1/33	7,200	7,621
Chicago IL Midway Airport Revenue	5.375%	1/1/33	4,000	4,338
Chicago IL Midway Airport Revenue	5.000%	1/1/34	7,105	7,498
Chicago IL Midway Airport Revenue	5.000%	1/1/41	6,000	6,251
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/29 (14)	5,000	5,217
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/30	11,000	11,685
Chicago IL O'Hare International Airport Revenue	5.250%	1/1/30	3,655	3,966
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/31	15,595	16,464
Chicago IL O'Hare International Airport Revenue	5.625%	1/1/35	7,000	7,814
Chicago IL O'Hare International Airport Revenue	5.750%	1/1/38	12,000	13,050
Chicago IL O'Hare International Airport Revenue	5.750%	1/1/39	3,000	3,376
Chicago IL Public Building Commission GO	7.000%	1/1/20 (ETM)	10,000	12,479
Chicago IL Sales Tax Revenue	5.250%	1/1/38	7,300	7,818

Chicago IL Transit Authority Sales Tax Receipts
Revenue	5.250%	12/1/30	2,950	3,259
Chicago IL Transit Authority Sales Tax Receipts
Revenue	5.250%	12/1/36	5,400	5,875
Chicago IL Water Revenue	5.250%	11/1/38	15,000	15,893
Illinois Educational Facilities Authority Revenue
(Northwestern University)	5.500%	8/15/14 (Prere.)	500	501
Illinois Finance Authority Revenue (Advocate
Health Care Network)	5.000%	6/1/42	1,500	1,582
Illinois Finance Authority Revenue (Carle
Foundation)	6.000%	8/15/41	2,000	2,268
Illinois Finance Authority Revenue (Carle
Foundation)	6.000%	8/15/41 (4)	1,500	1,707
Illinois Finance Authority Revenue (Centegra
Health System)	5.000%	9/1/38	7,500	7,629
Illinois Finance Authority Revenue (Centegra
Health System)	5.000%	9/1/39	5,000	5,067
Illinois Finance Authority Revenue (Centegra
Health System)	5.000%	9/1/42	2,000	2,019
Illinois Finance Authority Revenue (Children's
Memorial Hospital)	5.375%	8/15/39	22,500	23,455
Illinois Finance Authority Revenue (Columbia
College)	5.000%	12/1/27 (14)	8,230	8,544
Illinois Finance Authority Revenue (Franciscan
Communities Inc.)	5.125%	5/15/43	9,235	9,037
Illinois Finance Authority Revenue (Lutheran
Home & Services)	5.625%	5/15/42	5,500	5,549
Illinois Finance Authority Revenue (Lutheran
Home & Services)	5.750%	5/15/46	5,750	5,841
Illinois Finance Authority Revenue (New Admiral
at the Lake Project)	8.000%	5/15/40	2,000	2,023
Illinois Finance Authority Revenue (New Admiral
at the Lake Project)	8.000%	5/15/46	3,350	3,382
Illinois Finance Authority Revenue
(Northwestern Community Hospital)	5.375%	7/1/33	6,000	6,500
Illinois Finance Authority Revenue
(Northwestern Memorial Hospital) PUT	5.000%	8/15/37	6,250	6,756
Illinois Finance Authority Revenue
(Northwestern University) VRDN VRDO	0.060%	8/7/14	28,100	28,100
Illinois Finance Authority Revenue (OSF
Healthcare System)	7.000%	11/15/29	10,000	12,032
Illinois Finance Authority Revenue (OSF
Healthcare System)	6.000%	5/15/39	6,265	7,016
Illinois Finance Authority Revenue (OSF
Healthcare System)	5.000%	5/15/41	6,000	6,299
Illinois Finance Authority Revenue
(Rehabilitation Institute of Chicago)	6.000%	7/1/43	10,000	11,060
Illinois Finance Authority Revenue (Riverside
Health System)	6.250%	11/15/35	4,600	5,077
Illinois Finance Authority Revenue (Rush
University Medical Center)	6.625%	11/1/39	10,000	11,351
Illinois Finance Authority Revenue (Silver Cross
& Medical Centers)	6.875%	8/15/38	500	572
Illinois Finance Authority Revenue (Silver Cross
& Medical Centers)	7.000%	8/15/44	14,000	16,023
Illinois GO	5.000%	1/1/15	3,465	3,531
Illinois GO	4.000%	3/1/15	10,000	10,208

Illinois GO	5.000%	8/1/15	12,685	13,252
Illinois GO	5.000%	1/1/16	4,870	5,149
Illinois GO	5.000%	8/1/20	4,000	4,428
Illinois GO	5.000%	8/1/21	8,000	8,788
Illinois GO	5.000%	3/1/22	5,000	5,462
Illinois GO	5.000%	3/1/23	6,165	6,646
Illinois GO	5.000%	8/1/23	5,000	5,435
Illinois GO	5.000%	3/1/24	5,000	5,325
Illinois GO	5.000%	8/1/24	13,660	14,569
Illinois GO	5.000%	2/1/25	2,270	2,432
Illinois GO	5.000%	8/1/25	3,000	3,179
Illinois GO	5.000%	2/1/27	3,000	3,166
Illinois GO	5.000%	6/1/30	4,725	4,855
Illinois GO	5.250%	2/1/32	9,575	10,027
Illinois GO	5.250%	2/1/33 (4)	6,200	6,650
Illinois GO	5.500%	7/1/33 (4)	3,350	3,655
Illinois GO	5.000%	1/1/34	6,805	6,931
Illinois GO	5.250%	2/1/34 (4)	3,125	3,342
Illinois GO	5.000%	5/1/34	2,500	2,558
Illinois GO	5.000%	5/1/36	3,000	3,048
Illinois GO	5.500%	7/1/38	7,500	7,944
Illinois GO	5.000%	5/1/39	5,000	5,038
Illinois Sales Tax Revenue	5.000%	6/15/17	7,000	7,878
Illinois Sports Facilities Authority Revenue	5.500%	6/15/30 (2)	8,635	9,025
Illinois Toll Highway Authority Revenue	5.000%	12/1/22	2,400	2,877
Illinois Toll Highway Authority Revenue	5.250%	1/1/30	5,000	5,615
Illinois Toll Highway Authority Revenue	5.000%	1/1/31	6,000	6,618
Illinois Unemployment Insurance Fund Building
Receipts Revenue	5.000%	6/15/20	4,500	4,578
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue	0.000%	6/15/44 (4)	10,000	2,189
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue (McCormick
Place Expansion Project)	5.000%	6/15/42	5,000	5,269
Will County IL Community High School District
No. 210 (Lincoln-Way) GO	5.000%	1/1/27	10,265	11,578
				624,026
Indiana (2.1%)
Indiana Finance Authority Hospital Revenue
(Community Health Network)	5.000%	5/1/42	14,000	14,875
Indiana Finance Authority Hospital Revenue
(Deaconess Health System Obligated Group)	5.000%	3/1/32	5,000	5,323
Indiana Finance Authority Hospital Revenue
(Deaconess Health System Obligated Group)	5.000%	3/1/35	6,000	6,361
Indiana Finance Authority Revenue (Community
Foundation of Northwest Indiana Obligated
Group)	5.000%	3/1/41	5,500	5,739
Indiana Finance Authority Revenue (I-69
Development Partners LLC)	5.250%	9/1/34	4,000	4,219
Indiana Finance Authority Revenue (I-69
Development Partners LLC)	5.250%	9/1/40	7,500	7,868
Indiana Finance Authority Revenue (Ohio River
Bridges East End Crossing Project)	5.000%	7/1/40	2,500	2,590
Indiana Finance Authority Revenue (Ohio River
Bridges East End Crossing Project)	5.000%	7/1/44	25,550	26,403
Indiana Finance Authority Revenue (Ohio River
Bridges East End Crossing Project)	5.000%	7/1/48	23,025	23,742

Indiana Health Facility Financing Authority
Hospital Revenue (Ancilla System Inc.)	7.375%	7/1/23 (ETM)	19,400	26,428
Indiana Municipal Power Agency Revenue	6.000%	1/1/39	13,275	14,999
Indianapolis IN Airport Authority Special
Facilities Revenue (Federal Express Corp.
Project)	5.100%	1/15/17	14,500	15,936
Indianapolis IN Local Public Improvement Bond
Bank Revenue (Qualified Midwestern Disaster
Area)	5.750%	2/1/36	5,000	5,674
				160,157
Iowa (0.9%)
Iowa Finance Authority Midwestern Disaster
Area Revenue (Iowa Fertilizer Co. Project)	5.000%	12/1/19	20,500	21,550
Iowa Finance Authority Midwestern Disaster
Area Revenue (Iowa Fertilizer Co. Project)	5.500%	12/1/22	20,000	20,854
Iowa Finance Authority Midwestern Disaster
Area Revenue (Iowa Fertilizer Co. Project)	5.250%	12/1/25	15,000	15,809
Tobacco Settlement Authority Iowa Revenue	5.600%	6/1/34	14,290	12,476
				70,689
Kansas (0.5%)
Kansas Department of Transportation Highway
Revenue	5.000%	9/1/30	9,750	11,576
Kansas Development Finance Authority Health
Facilities Revenue (Kansas University Health
System)	5.375%	3/1/29	3,000	3,293
Wichita KS Health Care Facilities Revenue	6.375%	5/15/43	7,000	7,354
Wichita KS Health Care Facilities Revenue	6.500%	5/15/48	8,000	8,434
Wichita KS Health Care Facilities Revenue
(Larksfield Place Obligated Group)	7.375%	12/15/43	5,000	5,308
2 Wichita KS Health Care Facilities Revenue
(Presbyterian Manors Obligated Group)	3.375%	11/15/20	1,000	999
				36,964
Kentucky (1.0%)
Kentucky Asset/Liability Commission General
Fund Revenue	5.000%	3/1/15 (Prere.)	7,500	7,708
Kentucky Economic Development Finance
Authority Hospital Revenue (Baptist
Healthcare System Obligated Group)	5.250%	8/15/46	8,000	8,557
Kentucky Housing Corp. Housing Revenue	5.250%	7/1/32	2,735	2,795
Kentucky Public Transportation Infrastructure
Authority Toll Revenue (Downtown Crossing
Project) BAN	0.000%	7/1/33	3,065	2,035
Kentucky Public Transportation Infrastructure
Authority Toll Revenue (Downtown Crossing
Project) BAN	0.000%	7/1/39	3,000	1,939
Kentucky Public Transportation Infrastructure
Authority Toll Revenue (Downtown Crossing
Project) BAN	6.000%	7/1/53	12,000	13,544
Kentucky Turnpike Authority Economic
Development Road Revenue (Revitalization
Project)	5.000%	7/1/30	3,000	3,456
Louisville & Jefferson County KY Metropolitan
Government Health Facilities Revenue
(Jewish Hospital& St. Mary's Healthcare Inc.
Project)	5.750%	2/1/18 (Prere.)	9,400	11,006

Louisville & Jefferson County KY Metropolitan
Government Health System Revenue (Norton
Healthcare Obligated Group)	5.750%	10/1/42	9,500	10,549
Louisville & Jefferson County KY Metropolitan
Government Pollution Control Revenue
(Louisville Gas & Electric Co. Project) PUT	1.650%	4/3/17	8,500	8,646
Louisville & Jefferson County KY Metropolitan
Government Revenue (Catholic Health
Initiatives)	5.000%	12/1/35	6,250	6,714
				76,949
Louisiana (1.3%)
Louisiana Citizens Property Insurance Corp.
Assessment Revenue	6.750%	6/1/26 (12)	6,000	7,109
Louisiana Housing Finance Agency Single
Family Mortgage Revenue (Home Ownership
Program)	5.950%	6/1/38	2,730	2,812
Louisiana Local Government Environmental
Facilities & Community Development Authority
Revenue (East Baton Rouge Sewerage
Commission Projects)	5.000%	2/1/39	4,250	4,639
Louisiana Local Government Environmental
Facilities & Community Development Authority
Revenue (Women's Hospital Foundation
Project)	5.875%	10/1/40	9,990	11,062
Louisiana Local Government Environmental
Facilities & Community Development Authority
Revenue (Women's Hospital Foundation
Project)	6.000%	10/1/44	8,095	9,218
3 Louisiana Public Facilities Authority Dock &
Wharf Revenue (Impala Warehousing LLC
Project)	6.500%	7/1/36	10,000	10,588
Louisiana Public Facilities Authority Hospital
Revenue (Franciscan Missionaries of Our
Lady Health System Project)	5.000%	7/1/42	8,000	8,444
New Orleans LA Aviation Board Revenue	6.000%	1/1/23 (12)	5,000	5,739
New Orleans LA Sewage Service Revenue	5.000%	6/1/44	3,000	3,209
New Orleans LA Water Revenue	5.000%	12/1/44	10,000	10,621
Port of New Orleans LA Board of
Commissioners Port Facility Revenue	5.000%	4/1/29	1,500	1,593
Port of New Orleans LA Board of
Commissioners Port Facility Revenue	5.000%	4/1/30	1,210	1,280
Port of New Orleans LA Board of
Commissioners Port Facility Revenue	5.000%	4/1/32	2,720	2,840
St. Charles Parish LA Gulf Opportunity Zone
Revenue (Valero Energy Corp.) PUT	4.000%	6/1/22	12,515	13,243
Tobacco Settlement Financing Corp. Louisiana
Revenue	5.250%	5/15/35	5,000	5,313
				97,710
Maine (0.1%)
Maine Health & Higher Educational Facilities
Authority Revenue (Eastern Maine Medical
Center Obligated Group)	5.000%	7/1/33	4,000	4,242
Maine Housing Authority Mortgage Revenue	4.500%	11/15/28	2,990	3,141
				7,383
Maryland (1.2%)
Baltimore MD Special Obligation Revenue	7.000%	9/1/38	8,000	8,628

Frederick County MD Special Tax Revenue
(Jefferson Technology Park)	7.125%	7/1/43	5,000	5,449
Harford County MD GO	5.000%	7/1/15	2,000	2,090
Maryland Department of Housing & Community
Development Revenue	5.750%	3/1/41	1,565	1,592
3 Maryland Department of Housing & Community
Development Revenue TOB VRDO	0.080%	8/7/14	7,440	7,440
Maryland Economic Development Corp.
Revenue (Chesapeake Bay Conference
Center Project)	5.000%	12/1/31	4,000	1,874
Maryland GO	5.000%	2/15/15 (Prere.)	6,000	6,157
Maryland GO	5.000%	11/1/15	6,000	6,362
Maryland GO	5.000%	3/1/22	10,000	11,926
Maryland Health & Higher Educational Facilities
Authority Revenue (MedStar Health, Inc.)	5.000%	8/15/26	4,000	4,482
Maryland Health & Higher Educational Facilities
Authority Revenue (MedStar Health, Inc.)	5.000%	8/15/27	7,005	7,796
Maryland Health & Higher Educational Facilities
Authority Revenue (University of Maryland
Medical System)	5.000%	7/1/33	6,750	7,261
Maryland Industrial Development Financing
Authority Economic Development Revenue
(Our Lady of Good Counsel School)	5.500%	5/1/15 (Prere.)	220	228
Maryland Industrial Development Financing
Authority Economic Development Revenue
(Our Lady of Good Counsel School)	6.000%	5/1/15 (Prere.)	2,000	2,083
Prince Georges County MD GO	5.000%	9/15/15	3,740	3,944
Prince Georges County MD GO	5.000%	9/15/16	10,000	10,986
Washington Suburban Sanitation District
Maryland GO	5.000%	6/1/20	3,530	4,222
				92,520
Massachusetts (1.5%)
Massachusetts Department of Transportation
Metropolitan Highway System Revenue	5.000%	1/1/32	12,500	13,430
Massachusetts Development Finance Agency
Revenue (Boston Medical Center)	5.000%	7/1/29	1,500	1,582
Massachusetts Development Finance Agency
Revenue (Lowell General Hospital)	5.000%	7/1/44	7,165	7,388
Massachusetts Development Finance Agency
Revenue (Merrimack College)	5.125%	7/1/44	5,950	5,961
Massachusetts Development Finance Agency
Revenue (Milford Regional Medical Center)	5.750%	7/15/43	3,750	4,027
Massachusetts Development Finance Agency
Revenue (Suffolk University)	5.125%	7/1/40	9,000	9,375
Massachusetts Development Finance Agency
Revenue (Tufts Medical Center)	7.250%	1/1/32	3,500	4,226
Massachusetts Development Finance Agency
Revenue (Tufts Medical Center)	6.875%	1/1/41	1,500	1,755
Massachusetts Development Finance Agency
Solid Waste Disposal Revenue (Waste
Management, Inc. Project) PUT	1.600%	5/1/17	4,000	4,011
Massachusetts Educational Financing Authority
Education Loan Revenue	5.000%	7/1/20	5,000	5,656
Massachusetts Educational Financing Authority
Education Loan Revenue	5.000%	7/1/21	5,000	5,647
Massachusetts GO	5.000%	8/1/14	11,865	11,865
Massachusetts GO	5.000%	9/1/15 (Prere.)	8,000	8,419

Massachusetts GO	5.000%	10/1/15	2,000	2,113
Massachusetts Health & Educational Facilities
Authority Revenue (MIT)	5.500%	7/1/36	5,100	5,889
Massachusetts Health & Educational Facilities
Authority Revenue (MIT) VRDO	0.050%	8/7/14	13,600	13,600
Massachusetts Health & Educational Facilities
Authority Revenue (Suffolk University)	6.250%	7/1/30	5,000	5,865
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/15 (Prere.)	6,000	6,301
				117,110
Michigan (2.4%)
Detroit MI Sewage Disposal System Revenue	6.500%	7/1/24	15,000	15,098
Detroit MI Sewage Disposal System Revenue	5.125%	7/1/33 (14)	6,030	6,033
Detroit MI Sewage Disposal System Revenue	7.500%	7/1/33 (4)	12,000	13,133
Detroit MI Water & Sewerage Department
Sewage Disposal System Revenue	5.000%	7/1/32	1,200	1,165
Detroit MI Water Supply System Revenue	5.000%	7/1/26 (14)	1,000	996
Detroit MI Water Supply System Revenue	5.000%	7/1/29 (4)	4,415	4,418
Detroit MI Water Supply System Revenue	7.000%	7/1/36 (4)	4,500	4,839
Detroit MI Water Supply System Revenue	5.250%	7/1/41	1,270	1,243
Jackson County MI Hospital Finance Authority
Hospital Revenue (Allegiance Health)	5.250%	6/1/37	10,000	10,396
Kalamazoo MI Hospital Financing Authority
Hospital Revenue (Bronson Methodist
Hospital)	5.000%	5/15/30	10,000	10,454
Karegnondi Water Authority Michigan Water
Supply System Revenue (Karegnondi Water
Pipeline)	5.250%	11/1/40	7,500	8,092
Karegnondi Water Authority Michigan Water
Supply System Revenue (Karegnondi Water
Pipeline)	5.000%	11/1/43	3,110	3,279
Michigan Building Authority Revenue	5.000%	11/15/36 (4)	6,500	6,893
Michigan Finance Authority Revenue (Sparrow
Obligated Group)	5.000%	11/15/36	2,500	2,630
Michigan Finance Authority Revenue
(Unemployment Obligation Assessment)	5.000%	7/1/22	4,060	4,405
Michigan Finance Authority Revenue
(Unemployment Obligation Assessment)	5.000%	7/1/23	6,180	6,205
Michigan GO	5.250%	9/15/26 (4)	12,000	13,520
Michigan Hospital Finance Authority Revenue
(McLaren Health Care)	5.000%	6/1/35	2,115	2,265
Michigan Hospital Finance Authority Revenue
(MidMichigan Obligated Group)	6.125%	6/1/34	4,065	4,628
Michigan Tobacco Settlement Financing
Authority Revenue	5.250%	6/1/22	3,870	3,336
Michigan Tobacco Settlement Financing
Authority Revenue	6.000%	6/1/34	10,675	8,872
Michigan Tobacco Settlement Financing
Authority Revenue	6.875%	6/1/42	15,000	13,804
Michigan Tobacco Settlement Financing
Authority Revenue	6.000%	6/1/48	9,220	7,234
Royal Oak MI Hospital Finance Authority
Hospital Revenue (William Beaumont
Hospital)	6.000%	8/1/39	7,000	7,793
Royal Oak MI Hospital Finance Authority
Hospital Revenue (William Beaumont
Hospital)	5.000%	9/1/39	2,000	2,136

Saginaw MI Hospital Finance Authority Hospital
Revenue (Covenant Medical Center Inc.)	5.000%	7/1/30	10,000	10,522
Wayne County MI Airport Authority Revenue
(Detroit Metropolitan Wayne County Airport)	5.000%	12/1/28	6,125	6,546
Wayne County MI Airport Authority Revenue
(Detroit Metropolitan Wayne County Airport)	5.000%	12/1/32	2,065	2,162
Wayne County MI Airport Authority Revenue
(Detroit Metropolitan Wayne County Airport)	5.000%	12/1/37	2,000	2,051
				184,148
Minnesota (0.6%)
Dakota County MN Community Development
Agency Multifamily Housing Revenue
(Highview Hills Senior Housing Project)	7.000%	8/1/45	8,000	8,077
Minneapolis & St. Paul MN Housing &
Redevelopment Authority Health Care System
Revenue (Children's Hospital Clinics) VRDO	0.050%	8/1/14 (4)	4,600	4,600
Minneapolis MN Health Care System Revenue
(Fairview Health Services)	6.750%	11/15/32	8,250	9,758
Minnesota Housing Finance Agency Residential
Housing Revenue	4.000%	7/1/40	750	814
Minnesota Public Facilities Authority Revenue
(State Revolving Fund)	5.000%	3/1/21	5,000	5,981
Rochester MN Health Care & Housing Facility
Revenue (Homestead At Rochester, Inc.
Project)	6.875%	12/1/48	10,000	10,886
St. Paul MN Port Authority Solid Waste Disposal
Revenue (Gerdau St. Paul Steel Mill Project)	4.500%	10/1/37	8,500	7,827
				47,943
Mississippi (0.7%)
Mississippi Business Finance Corp. Gulf
Opportunity Zone Industrial Development
Revenue (Chevron USA Inc. Project) VRDO	0.050%	8/1/14	32,100	32,100
Mississippi Business Finance Corp. Gulf
Opportunity Zone Industrial Development
Revenue (Chevron USA Inc. Project) VRDO	0.050%	8/1/14	11,600	11,600
Warren County MS Gulf Opportunity Zone
Revenue (International Paper Co. Projects)	5.375%	12/1/35	5,500	6,047
				49,747
Missouri (0.9%)
Cape Girardeau County MO Industrial
Development Authority of the Health Facilities
Revenue (St. Francis Medical Center)	5.000%	6/1/33	10,000	10,771
Curators of the University of Missouri System
Facilities Revenue	4.000%	11/1/19	3,550	4,014
Kirkwood MO Industrial Development Authority
Retirement Community Revenue (Aberdeen
Heights Project)	8.250%	5/15/39	5,000	5,705
Kirkwood MO Industrial Development Authority
Retirement Community Revenue (Aberdeen
Heights Project)	8.250%	5/15/45	5,000	5,692
Missouri Development Finance Board
Infrastructure Facilities Revenue (Branson
Landing Project)	5.000%	6/1/35	6,125	6,296
Missouri Health & Educational Facilities
Authority Educational Facilities Revenue (St.
Louis College of Pharmacy Project)	5.500%	5/1/43	8,500	9,140

Missouri Health & Educational Facilities
Authority Health Facilities Revenue (Cox
Health)	5.500%	11/15/33	6,500	6,946
Missouri Highways & Transportation
Commission Road Revenue	5.000%	5/1/21	7,000	8,436
Missouri Housing Development Corp. Single
Family Mortgage Revenue	6.050%	3/1/37	2,435	2,520
Missouri Housing Development Corp. Single
Family Mortgage Revenue	6.000%	3/1/38	1,750	1,860
Missouri Housing Development Corp. Single
Family Mortgage Revenue	5.600%	9/1/38	3,530	3,701
Missouri Joint Municipal Electric Utility
Commission Power Project Revenue (Plum
Point Project)	5.000%	1/1/28 (14)	2,000	2,083
				67,164
Montana (0.0%)
Montana Board Housing Single Family Mortgage
Revenue	5.750%	12/1/37	785	808

Nebraska (0.1%)
Washington County NE Wastewater & Solid
Waste Disposal Facilities Revenue (Cargill
Inc. Project) PUT	1.375%	9/1/15	4,500	4,535

Nevada (0.4%)
Carson City NV Hospital Revenue (Carson
Tahoe Regional Medical Center)	5.000%	9/1/33	9,500	10,042
Clark County NV School District GO	5.000%	6/15/25	10,000	11,240
Nevada Capital Improvement & Cultural Affairs
GO	5.000%	12/1/23 (14)	2,550	2,888
Sparks NV Local Improvement District Revenue	6.500%	9/1/20	2,450	2,670
Sparks NV Local Improvement District Revenue	6.750%	9/1/27	3,785	3,970
				30,810
New Hampshire (0.2%)
New Hampshire Health & Education Facilities
Authority Revenue (Southern New Hampshire
University)	5.000%	1/1/34	1,375	1,420
New Hampshire Health & Education Facilities
Authority Revenue (Southern New Hampshire
University)	5.000%	1/1/42	4,450	4,569
New Hampshire Health & Education Facilities
Authority Revenue (Wentworth Douglas
Hospital)	7.000%	1/1/38	7,000	8,029
				14,018
New Jersey (8.1%)
Camden County NJ Improvement Authority
Health Care Redevelopment Project Revenue
(Cooper Health System Obligated Group)	5.750%	2/15/42	5,000	5,413
Gloucester County NJ Pollution Control
Financing Authority Revenue (Logan Project)	5.000%	12/1/24	11,500	12,576
New Jersey Casino Reinvestment Development
Authority Revenue (Hotel Room Fee)	5.250%	1/1/23 (2)	1,350	1,388
New Jersey COP	5.250%	6/15/27	5,000	5,593
New Jersey Economic Development Authority
Retirement Community Revenue (Seabrook
Village Inc.)	5.250%	11/15/26	1,500	1,538

New Jersey Economic Development Authority
Retirement Community Revenue (Seabrook
Village Inc.)	5.250%	11/15/36	2,000	2,025
New Jersey Economic Development Authority
Revenue (Bayonne/IMTT Project) VRDO	0.060%	8/1/14 LOC	2,100	2,100
New Jersey Economic Development Authority
Revenue (Goethals Bridge Replacement
Project)	5.375%	1/1/43	750	796
New Jersey Economic Development Authority
Revenue (Motor Vehicle Surcharges)	5.250%	7/1/24 (14)	18,055	21,432
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	9/1/21	6,745	7,695
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.500%	9/1/21	2,810	3,290
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	12/15/21 (3)	4,500	5,315
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/22	8,000	9,139
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	9/1/22	7,150	8,054
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	9/1/23	10,000	11,294
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.750%	9/1/23	7,000	8,104
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.500%	9/1/24 (2)	6,300	7,465
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/27	1,650	1,819
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	9/1/27	2,385	2,653
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	9/1/28	10,200	11,194
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/32	3,000	3,233
New Jersey Economic Development Authority
Revenue(Provident Group-Montclair
Properties LLC - Montclair State University
Student Housing Project)	5.750%	6/1/31	4,000	4,363
New Jersey Economic Development Authority
Special Facility Revenue (Continental Airlines
Inc. Project)	5.125%	9/15/23	12,730	13,300
New Jersey Economic Development Authority
Special Facility Revenue (Continental Airlines
Inc. Project)	5.250%	9/15/29	9,750	10,045
New Jersey Educational Facilities Authority
Revenue (University Medical & Dentistry)	7.500%	6/1/19 (Prere.)	6,500	8,401
New Jersey Environmental Infrastructure Trust
Revenue	5.000%	9/1/15 (ETM)	75	79
New Jersey Environmental Infrastructure Trust
Revenue	5.000%	9/1/15	4,390	4,621
New Jersey Equipment Lease Purchase COP	5.000%	6/15/23	4,100	4,443
New Jersey Health Care Facilities Financing
Authority Department of Human Services
Lease Revenue (Marlboro Psychiatric Hospital
Project)	5.000%	9/15/29	5,000	5,581

New Jersey Health Care Facilities Financing
Authority Revenue (Hospital Capital Asset
Pooled Program) VRDO	0.060%	8/7/14 LOC	7,900	7,900
New Jersey Health Care Facilities Financing
Authority Revenue (South Jersey Hospital)	5.000%	7/1/22	2,400	2,492
New Jersey Health Care Facilities Financing
Authority Revenue (Virtua Health)	5.750%	7/1/33	6,700	7,382
New Jersey Health Care Facilities Financing
Authority Revenue (Virtua Health) VRDO	0.050%	8/1/14 LOC	6,200	6,200
New Jersey Higher Education Assistance
Authority Student Loan Revenue	4.000%	12/1/15	1,750	1,833
New Jersey Higher Education Assistance
Authority Student Loan Revenue	5.000%	12/1/18	15,000	16,974
New Jersey Higher Education Assistance
Authority Student Loan Revenue	5.000%	12/1/20	10,205	11,587
New Jersey Higher Education Assistance
Authority Student Loan Revenue	5.000%	12/1/20	5,000	5,705
New Jersey Higher Education Assistance
Authority Student Loan Revenue	5.000%	12/1/21	5,000	5,684
New Jersey Higher Education Assistance
Authority Student Loan Revenue	5.000%	12/1/21	2,835	3,223
New Jersey Higher Education Assistance
Authority Student Loan Revenue	5.000%	12/1/22	2,500	2,858
New Jersey Higher Education Assistance
Authority Student Loan Revenue	4.000%	12/1/27	3,455	3,558
New Jersey Higher Education Assistance
Authority Student Loan Revenue	5.750%	12/1/28	2,250	2,528
New Jersey Higher Education Assistance
Authority Student Loan Revenue	3.625%	12/1/30	5,000	5,023
New Jersey Housing & Mortgage Finance
Agency Multi-Family Housing Revenue VRDO	0.270%	8/7/14 (4)	6,490	6,490
New Jersey Transportation Corp. COP	5.000%	9/15/15 (Prere.)	7,000	7,331
New Jersey Transportation Corp. COP	5.750%	9/15/15	26,620	26,743
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/21 (14)	15,250	17,976
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.750%	6/15/23 (14)	10,000	11,939
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/25 (2)	30,000	19,106
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	6/15/26	21,615	24,339
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/27	15,000	8,428
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/28	3,430	1,807
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.625%	12/15/28	20,000	23,097
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	6/15/31	16,940	19,326
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/31	4,275	1,863
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	6/15/33	5,000	5,549
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/35	31,150	10,640
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	6/15/36	5,000	5,335

New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	6/15/36	5,000	5,438
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/38	7,000	1,998
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/38 (12)	8,000	9,158
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	6/15/39	5,300	5,859
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	6/15/44	19,665	20,730
New Jersey Turnpike Authority Revenue	5.000%	1/1/30	8,295	9,307
New Jersey Turnpike Authority Revenue	5.000%	1/1/31	11,785	13,162
New Jersey Turnpike Authority Revenue	0.000%	1/1/35 (2)	21,495	22,109
New Jersey Turnpike Authority Revenue	5.000%	1/1/38	15,000	16,284
New Jersey Turnpike Authority Revenue	5.000%	1/1/43	8,750	9,456
1 New Jersey Turnpike Authority Revenue PUT	0.590%	1/1/16	4,500	4,513
Rutgers State University New Jersey Revenue
VRDO	0.060%	8/1/14	4,300	4,300
Salem County NJ Pollution Control Financing
Authority Revenue (Chambers Project)	5.000%	12/1/23	15,000	16,597
Tobacco Settlement Financing Corp. New
Jersey Revenue	4.625%	6/1/26	13,645	11,788
Tobacco Settlement Financing Corp. New
Jersey Revenue	4.750%	6/1/34	5,000	3,725
Tobacco Settlement Financing Corp. New
Jersey Revenue	5.000%	6/1/41	12,210	9,026
				619,315
New Mexico (0.3%)
New Mexico Hospital Equipment Loan Council
Hospital System Revenue (Gerald Champion
Regional Medical Center)	5.500%	7/1/42	19,750	17,039
New Mexico Mortgage Finance Authority Single
Family Mortgage Revenue	5.600%	7/1/38	2,580	2,700
New Mexico Mortgage Finance Authority Single
Family Mortgage Revenue	5.300%	1/1/39	2,025	2,136
				21,875
New York (12.1%)
Brooklyn NY Local Development Corp. PILOT
Revenue (Barclays Center Project)	6.375%	7/15/43	5,000	5,572
Hudson Yards Infrastructure Corp. New York
Revenue	5.750%	2/15/47	20,400	23,208
Long Island NY Power Authority Electric System
Revenue	5.500%	4/1/22	10,010	11,351
Nassau County NY GO	4.000%	10/1/21	9,400	10,106
New York City NY GO	5.000%	11/1/14 (Prere.)	7,225	7,313
New York City NY GO	5.000%	1/1/17 (Prere.)	3,935	4,364
New York City NY GO	5.000%	8/1/20	4,330	5,115
New York City NY GO	5.000%	8/1/20	3,905	4,613
New York City NY GO	5.000%	8/1/22	5,000	5,962
New York City NY GO	5.000%	8/1/24	5,000	5,898
New York City NY GO	5.000%	1/1/25	1,815	1,991
New York City NY GO	5.000%	11/1/26	7,775	7,859
New York City NY GO	5.000%	8/1/32	10,000	11,192
New York City NY GO	5.000%	8/1/36	15,000	16,627
New York City NY GO VRDO	0.060%	8/1/14	4,000	4,000

New York City NY Health & Hospital Corp.
Revenue (Health System)	5.000%	2/15/30	6,000	6,582
New York City NY Industrial Development
Agency Airport Facilities Revenue (TRIPS
Obligated Group)	5.000%	7/1/28	4,000	4,268
New York City NY Industrial Development
Agency PILOT Revenue (Yankee Stadium
Project)	0.000%	3/1/26 (12)	5,000	3,277
New York City NY Industrial Development
Agency Special Facility Revenue (American
Airlines Inc.)	7.750%	8/1/31	26,000	28,701
New York City NY Industrial Development
Agency Special Facility Revenue (Terminal
One Group Association Project) PUT	5.500%	1/1/16	3,250	3,447
New York City NY Industrial Development
Agency Special Facility Revenue (Terminal
One Group Association Project) PUT	5.500%	1/1/16	3,500	3,736
New York City NY Industrial Development
Agency Special Facility Revenue (Terminal
One Group Association Project) PUT	5.500%	1/1/16	4,500	4,795
New York City NY Industrial Development
Agency Special Facility Revenue (Terminal
One Group Association Project) PUT	5.500%	1/1/16	4,000	4,248
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/35	10,000	11,216
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/35	7,500	8,306
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.250%	6/15/40	10,000	11,291
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.375%	6/15/43	10,000	11,693
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/44	5,000	5,426
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/45	10,000	10,838
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/47	5,000	5,412
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/47	15,000	16,297
New York City NY Sales Tax Asset Receivable
Corp. Revenue	5.000%	10/15/26 (14)	9,000	9,087
New York City NY Sales Tax Asset Receivable
Corp. Revenue	5.000%	10/15/32 (2)	5,000	5,045
New York City NY Transitional Finance Authority
Building Aid Revenue	5.125%	1/15/33	5,000	5,574
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	1/15/34	8,650	9,532
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/37	20,000	22,053
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/40	12,000	13,196
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/15	8,000	8,489
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/16	8,000	8,833
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/36	15,000	16,831

New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/38	7,865	8,764
3 New York City NY Transitional Finance Authority
Future Tax Revenue TOB VRDO	0.080%	8/1/14	10,995	10,995
New York Liberty Development Corp. Revenue	5.000%	11/15/31	2,000	2,182
New York Liberty Development Corp. Revenue	5.125%	1/15/44	5,000	5,329
New York Liberty Development Corp. Revenue	5.000%	11/15/44	5,080	5,455
New York Liberty Development Corp. Revenue	6.375%	7/15/49	10,870	11,967
New York Liberty Development Corp. Revenue	5.750%	11/15/51	11,000	12,331
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/23	9,100	10,212
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/24	3,450	3,868
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/25	1,500	1,671
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/28	10,000	11,348
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/29	3,515	3,901
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/30	13,000	14,551
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/31	2,000	2,238
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/32	2,000	2,219
New York Metropolitan Transportation Authority
Revenue	5.250%	11/15/32	2,250	2,560
New York Metropolitan Transportation Authority
Revenue	5.250%	11/15/33	2,500	2,831
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/36	14,000	15,143
New York Metropolitan Transportation Authority
Revenue	5.250%	11/15/36	9,225	10,366
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/38	13,315	14,457
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/38	8,575	9,311
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/38	15,000	16,287
New York Metropolitan Transportation Authority
Revenue	5.250%	11/15/40	13,000	14,235
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/43	11,140	12,114
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/43	3,250	3,521
New York Metropolitan Transportation Authority
Revenue (Dedicated Petroleum Tax)	6.000%	4/1/20 (ETM)	9,000	10,717
New York Metropolitan Transportation Authority
Revenue (Dedicated Petroleum Tax)	5.000%	11/15/34	3,250	3,612
New York Metropolitan Transportation Authority
Revenue (Transit Revenue)	5.000%	11/1/25	5,575	6,502
New York Metropolitan Transportation Authority
Revenue (Transit Revenue)	5.000%	11/1/26	2,570	2,980
New York Metropolitan Transportation Authority
Revenue (Transit Revenue)	5.000%	11/15/31	6,000	6,679
New York Metropolitan Transportation Authority
Revenue (Transit Revenue)	5.000%	11/15/38	10,000	10,898

New York Metropolitan Transportation Authority
Revenue (Transit Revenue)	5.250%	11/15/41	8,500	9,317
New York State Dormitory Authority Revenue
(Fordham University) VRDO	0.070%	8/7/14 LOC	13,490	13,490
New York State Dormitory Authority Revenue
(New York University Hospitals Center)	5.625%	7/1/37	8,750	9,540
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish Obligated
Group)	0.881%	5/1/18	19,440	19,381
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/15 (Prere.)	5,220	5,377
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/15 (Prere.)	280	288
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/15	5,090	5,245
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/35	10,000	10,253
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/37	6,400	7,069
New York State Dormitory Authority Revenue
(The New School)	5.500%	7/1/40	5,000	5,444
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	10/15/35	5,815	6,275
New York State Housing Finance Agency
Housing Revenue (20 River Terrace Housing)
VRDO	0.060%	8/7/14 LOC	5,600	5,600
3 New York State Mortgage Agency Homeowner
Mortgage Revenue TOB VRDO	0.190%	8/7/14	10,760	10,760
New York State Mortgage Agency Homeowner
Mortgage Revenue VRDO	0.080%	8/1/14	4,700	4,700
New York State Thruway Authority Revenue	5.000%	1/1/37	20,000	21,903
[1,3] Nuveen Dividend Advantage Municipal Fund 3
iMTP	0.810%	10/1/17	25,000	25,000
Port Authority of New York & New Jersey
Revenue	5.000%	10/15/24	5,985	6,868
Port Authority of New York & New Jersey
Revenue	5.000%	7/15/25 (4)	8,690	8,805
Port Authority of New York & New Jersey
Revenue	5.000%	9/15/25	5,835	6,597
Port Authority of New York & New Jersey
Revenue	5.000%	3/15/28	8,600	9,608
Port Authority of New York & New Jersey
Revenue	5.000%	10/15/32	9,900	10,938
Port Authority of New York & New Jersey
Revenue	5.000%	12/1/33	5,000	5,534
Port Authority of New York & New Jersey
Revenue	5.750%	3/15/35	25,000	28,058
Port Authority of New York & New Jersey
Special Obligation Revenue (John F. Kennedy
International Air Terminal LLC)	5.500%	12/1/31	4,000	4,536
Port Authority of New York & New Jersey
Special Obligation Revenue (John F. Kennedy
International Air Terminal LLC)	6.000%	12/1/42	13,000	14,915
Syracuse NY Industrial Development Agency
Civic Facility Revenue (Syracuse University
Project) VRDO	0.050%	8/7/14 LOC	5,300	5,300

Tompkins County NY Development Corp.
Revenue (Tompkins Cortland Community
College)	5.000%	7/1/27	3,235	3,391
Tompkins County NY Development Corp.
Revenue (Tompkins Cortland Community
College)	5.000%	7/1/32	3,000	3,089
Tompkins County NY Development Corp.
Revenue (Tompkins Cortland Community
College)	5.000%	7/1/38	4,000	4,072
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/28	4,000	4,611
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/29	2,000	2,285
Ulster County NY Industrial Development
Agency Civic Facility Revenue (Kingston
Regional Senior Living Corp. - Woodland
Pond at New Paltz Project)	6.000%	9/15/37	9,500	7,758
Ulster County NY Industrial Development
Agency Civic Facility Revenue (Kingston
Regional Senior Living Corp. - Woodland
Pond at New Paltz Project)	6.000%	9/15/42	7,000	5,598
Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/30	8,750	10,225
Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/35	5,600	6,405
Westchester County NY Health Care Corp.
Revenue	6.125%	11/1/37	3,000	3,374
				924,197
North Carolina (1.0%)
North Carolina GO	5.500%	3/1/15	2,355	2,429
North Carolina GO	5.000%	6/1/15	3,000	3,122
North Carolina GO	5.000%	5/1/18	3,000	3,460
North Carolina GO	5.000%	6/1/20	25,360	30,335
North Carolina GO	5.000%	6/1/20	5,000	5,981
North Carolina Housing Finance Agency Home
Ownership Revenue	5.500%	1/1/38	335	340
North Carolina Housing Finance Agency Home
Ownership Revenue	5.500%	7/1/38	1,135	1,156
North Carolina Medical Care Commission Health
Care Facilities Mortgage Revenue
(Salemtowne)	5.000%	10/1/23	1,850	1,870
North Carolina Medical Care Commission Health
Care Facilities Revenue (Cape Fear Valley
Health System)	5.000%	10/1/23	9,785	11,025
North Carolina Medical Care Commission Health
Care Facilities Revenue (Vidant Health)	5.000%	6/1/36	2,000	2,157
North Carolina Medical Care Commission
Retirement Facilities Mortgage Revenue
(Aldersgate)	6.250%	7/1/35	4,500	4,696
North Carolina Medical Care Commission
Retirement Facilities Mortgage Revenue
(Givens Estates Project)	5.000%	7/1/27	2,750	2,869
Wake County NC GO	5.000%	2/1/16	7,800	8,356
				77,796

Ohio (1.4%)
Allen County OH Hospital Facilities Revenue
(Catholic Healthcare Partners)	5.250%	9/1/27	10,000	11,014
Bowling Green State University Ohio Student
Housing Revenue (CFP I LLC - State
University Project)	5.750%	6/1/31	5,000	5,252
Buckeye Tobacco Settlement Financing
Authority Ohio Revenue	5.750%	6/1/34	14,195	11,267
Buckeye Tobacco Settlement Financing
Authority Ohio Revenue	6.250%	6/1/37	5,000	4,138
Buckeye Tobacco Settlement Financing
Authority Ohio Revenue	6.000%	6/1/42	5,350	4,221
Buckeye Tobacco Settlement Financing
Authority Ohio Revenue	6.500%	6/1/47	10,365	8,692
Butler County OH Hospital Facilities Revenue
(Kettering Health Network)	6.375%	4/1/36	3,750	4,335
Butler County OH Hospital Facilities Revenue
(Kettering Health Network)	5.625%	4/1/41	5,000	5,459
Butler County OH Hospital Facilities Revenue
(UC Health)	5.250%	11/1/29	3,380	3,701
Columbus OH GO	5.000%	2/15/22	7,375	8,928
Lucas County OH Hospital Revenue (ProMedica
Healthcare Obligated Group)	6.000%	11/15/41	3,000	3,448
Ohio GO	4.500%	3/15/16 (Prere.)	2,030	2,169
Ohio GO VRDO	0.060%	8/7/14	1,655	1,655
3 Ohio Hospital Revenue (Cleveland Clinic Health
System Obligated Group) TOB VRDO	0.080%	8/1/14	7,700	7,700
Ohio Hospital Revenue (University Hospitals
Health System Inc.)	5.000%	1/15/41	10,250	10,763
Penta Career Center Ohio COP	5.250%	4/1/26	3,505	3,980
Penta Career Center Ohio COP	5.250%	4/1/27	3,490	3,944
Wood County OH Hospital Facilities Revenue
(Wood County Hospital)	5.000%	12/1/32	3,000	3,107
				103,773
Oklahoma (0.6%)
Oklahoma Capitol Improvement Authority
Facilities Revenue	5.000%	7/1/15 (Prere.)	4,250	4,438
Oklahoma Capitol Improvement Authority
Facilities Revenue	5.000%	7/1/15 (Prere.)	4,510	4,709
Oklahoma County OK Finance Authority
Revenue (Epworth Villa Project)	5.125%	4/1/42	10,260	8,413
Oklahoma Housing Finance Agency Single
Family Mortgage Revenue (Homeownership
Loan Program)	5.750%	9/1/36	1,365	1,406
Oklahoma Housing Finance Agency Single
Family Mortgage Revenue (Homeownership
Loan Program)	5.800%	9/1/37	1,670	1,777
Oklahoma Housing Finance Agency Single
Family Mortgage Revenue (Homeownership
Loan Program)	5.875%	9/1/37	1,995	2,109
Oklahoma Housing Finance Agency Single
Family Mortgage Revenue (Homeownership
Loan Program)	5.950%	9/1/37	3,480	3,761
Oklahoma Municipal Power Authority Power
Supply System Revenue	6.000%	1/1/38	4,500	5,047

Tulsa OK Municipal Airport Trust Revenue PUT	7.750%	12/1/14	16,210	16,490
				48,150
Oregon (0.1%)
Oregon Health & Science University Revenue	5.750%	7/1/39	6,750	7,746
Oregon Housing & Community Service
Department Single Family Mortgage Revenue	4.000%	7/1/44	3,080	3,329
				11,075
Pennsylvania (3.7%)
Allegheny County PA GO	5.000%	11/1/29	3,265	3,516
Allegheny County PA Higher Education Building
Authority University Revenue (Chatham
University)	5.000%	9/1/30	500	525
Allegheny County PA Higher Education Building
Authority University Revenue (Chatham
University)	5.000%	9/1/35	2,165	2,229
Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center)	0.971%	2/1/37	10,425	8,913
Allentown PA Neighborhood Improvement Zone
Development Authority Tax Revenue	5.000%	5/1/30	2,800	2,932
Allentown PA Neighborhood Improvement Zone
Development Authority Tax Revenue	5.000%	5/1/42	4,500	4,619
3 Bristol Township PA School District GO TOB
VRDO	0.110%	8/7/14	12,935	12,935
Commonwealth Financing Authority
Pennsylvania Revenue	5.000%	6/1/22	1,000	1,182
Cumberland County PA Municipal Authority
Revenue (Asbury Pennsylvania CCRC
Obligated Group)	5.250%	1/1/41	4,000	3,980
East Hempfield Township PA Industrial
Development Authority Revenue (Millersville
University Student Housing Project)	5.000%	7/1/39	1,625	1,663
East Hempfield Township PA Industrial
Development Authority Revenue (Millersville
University Student Housing Project)	5.000%	7/1/46	3,175	3,235
Emmaus PA General Authority Revenue VRDO	0.050%	8/7/14 LOC	1,700	1,700
Lebanon County PA Health Facilities Authority
Health Center Revenue (Pleasant View
Retirement Community Project)	5.125%	12/15/20	1,000	1,006
Lebanon County PA Health Facilities Authority
Health Center Revenue (Pleasant View
Retirement Community Project)	5.300%	12/15/26	500	501
Lehigh County PA Authority Water & Sewer
Revenue	5.000%	12/1/43	4,285	4,592
Lehigh County PA General Purpose Authority
Revenue (Bible Fellowship Church Homes
Inc. Project)	5.125%	7/1/32	2,710	2,676
Lehigh County PA General Purpose Authority
Revenue (Bible Fellowship Church Homes
Inc. Project)	5.250%	7/1/42	4,000	3,883
Monroeville PA Finance Authority Revenue
(UPMC Health System)	5.000%	2/15/30	4,000	4,411
Montgomery County PA Higher Education &
Health Authority Revenue (Arcadia University)	5.750%	4/1/40	3,530	3,749

Montgomery County PA Industrial Development
Authority Revenue (Philadelphia Presbyterian
Homes Inc. Project)	7.000%	12/1/35	2,670	3,031
Montgomery County PA Industrial Development
Authority Revenue (Philadelphia Presbyterian
Homes Inc. Project)	7.000%	12/1/40	2,500	2,812
Northampton County PA General Purpose
Authority Hospital Revenue (St. Luke's
Hospital Project)	5.500%	8/15/35	5,000	5,220
Northampton County PA General Purpose
Authority Hospital Revenue (St. Luke's
Hospital Project)	5.500%	8/15/40	6,500	6,723
Northampton County PA General Purpose
Authority University Revenue (Lehigh
University) VRDO	0.040%	8/7/14	4,100	4,100
Pennsylvania Economic Development Financing
Authority Resource Recovery Revenue
(Colver Project)	5.000%	12/1/14 (2)	6,000	6,059
Pennsylvania Economic Development Financing
Authority Resource Recovery Revenue
(Colver Project)	4.625%	12/1/18 (2)	10,500	10,791
Pennsylvania Economic Development Financing
Authority Solid Waste Disposal Revenue
(Republic Services Inc. Project) PUT	0.400%	10/1/14	15,000	15,000
Pennsylvania Economic Development Financing
Authority Solid Waste Disposal Revenue
(Waste Management Inc. Project) PUT	0.450%	8/1/14	21,900	21,900
Pennsylvania Economic Development Financing
Authority Solid Waste Disposal Revenue
(Waste Management Inc. Project) PUT	4.700%	11/1/14	7,250	7,317
Pennsylvania GO	5.000%	9/1/14	10,000	10,041
Pennsylvania GO	5.000%	4/1/22	12,875	15,413
Pennsylvania Higher Educational Facilities
Authority Revenue (Foundation for Indiana
University of Pennsylvania Student Housing)	5.000%	7/1/41	2,275	2,365
Pennsylvania Higher Educational Facilities
Authority Revenue (Temple University)	5.000%	4/1/42	6,250	6,680
3 Pennsylvania State University Revenue TOB
VRDO	0.060%	8/7/14 LOC	7,500	7,500
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/26 (12)	10,040	11,199
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/27 (12)	6,865	7,631
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/29	3,990	4,377
Pennsylvania Turnpike Commission Revenue	5.500%	12/1/33	4,000	4,594
Pennsylvania Turnpike Commission Revenue	6.500%	12/1/36	4,000	4,688
Pennsylvania Turnpike Commission Revenue	0.000%	12/1/39	8,000	5,140
Philadelphia PA Airport Revenue	5.000%	6/15/21	2,820	3,284
Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue (Temple
University Health System Obligated Group)	5.625%	7/1/36	5,850	5,941
Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue (Temple
University Health System Obligated Group)	5.625%	7/1/42	7,845	7,937
Philadelphia PA School District GO	6.000%	9/1/38	13,000	14,226
Sayre PA Health Care Facilities Authority
Revenue (Guthrie Health Care System)	0.802%	12/1/17	20,150	19,908
				282,124

Puerto Rico (1.4%)
Puerto Rico Aqueduct & Sewer Authority
Revenue	5.125%	7/1/37	4,905	3,348
Puerto Rico Aqueduct & Sewer Authority
Revenue	5.250%	7/1/42	13,965	9,531
Puerto Rico Electric Power Authority Revenue	5.250%	7/1/30 (14)	5,000	4,528
Puerto Rico Electric Power Authority Revenue	5.250%	7/1/33	5,885	2,869
Puerto Rico Electric Power Authority Revenue	6.750%	7/1/36	2,500	1,231
Puerto Rico Electric Power Authority Revenue	5.000%	7/1/42	11,305	5,511
Puerto Rico Electric Power Authority Revenue	5.050%	7/1/42	285	139
Puerto Rico GO	5.000%	7/1/28	1,705	1,262
Puerto Rico GO	5.125%	7/1/28	3,230	2,413
Puerto Rico GO	5.375%	7/1/30	3,300	2,471
Puerto Rico GO	5.125%	7/1/31	3,000	2,213
Puerto Rico GO	8.000%	7/1/35	7,000	6,300
Puerto Rico GO	5.250%	7/1/37	5,000	3,613
Puerto Rico GO	5.750%	7/1/38	4,265	3,209
Puerto Rico GO	5.500%	7/1/39	6,470	4,780
Puerto Rico GO	6.500%	7/1/40	4,000	3,090
Puerto Rico GO	6.500%	7/1/40	1,830	1,414
Puerto Rico GO	5.000%	7/1/41	13,595	9,619
Puerto Rico GO	5.750%	7/1/41	10,000	7,488
Puerto Rico Sales Tax Financing Corp. Revenue	0.000%	8/1/38	38,370	4,747
Puerto Rico Sales Tax Financing Corp. Revenue	5.375%	8/1/38	3,690	2,648
Puerto Rico Sales Tax Financing Corp. Revenue	5.375%	8/1/39	3,000	2,147
Puerto Rico Sales Tax Financing Corp. Revenue	5.000%	8/1/40	9,900	7,661
Puerto Rico Sales Tax Financing Corp. Revenue	5.250%	8/1/40	8,225	6,580
Puerto Rico Sales Tax Financing Corp. Revenue	5.250%	8/1/41	1,000	704
Puerto Rico Sales Tax Financing Corp. Revenue	5.000%	8/1/43	7,000	4,777
Puerto Rico Sales Tax Financing Corp. Revenue	5.000%	8/1/46	4,880	3,690
				107,983
South Carolina (1.2%)
Charleston SC Educational Excellence
Financing Corp. Revenue (Charleston County
School District, South Carolina Project)	5.250%	12/1/15 (Prere.)	5,000	5,337
Charleston SC Educational Excellence
Financing Corp. Revenue (Charleston County
School District, South Carolina Project)	5.250%	12/1/15 (Prere.)	14,650	15,636
Charleston SC Educational Excellence
Financing Corp. Revenue (Charleston County
School District, South Carolina Project)	5.000%	12/1/27	10,120	11,120
Lancaster County SC Assessment Revenue	5.450%	12/1/37	1,300	1,307
Piedmont SC Municipal Power Agency Revenue	5.250%	1/1/19	11,770	13,289
Piedmont SC Municipal Power Agency Revenue	5.750%	1/1/34 (4)	10,000	11,299
South Carolina Jobs Economic Development
Authority Health Care Facilities Revenue
(Lutheran Homes of South Carolina Inc.)	5.375%	5/1/21	1,500	1,556
South Carolina Public Service Authority
Revenue	5.500%	1/1/38	15,000	16,910
South Carolina Public Service Authority
Revenue	5.000%	12/1/38	15,335	16,706
				93,160
South Dakota (0.2%)
South Dakota Building Authority Revenue	5.000%	6/1/38	4,000	4,373

South Dakota Health & Educational Facilities
Authority Revenue (Sanford Health)	5.000%	11/1/37	10,000	10,624
				14,997
Tennessee (2.0%)
Chattanooga TN Health Educational & Housing
Facility Board Revenue (Catholic Health
Initiatives)	5.250%	1/1/45	6,500	7,061
Knox County TN Health Educational & Housing
Facilities Board Hospital Facilities Revenue
(Covenant Healthcare)	0.000%	1/1/42	3,215	691
Metropolitan Government of Nashville &
Davidson County TN Industrial Development
Board Revenue (Waste Management Inc.
Tennessee Project) PUT	1.500%	8/1/17	7,500	7,500
Shelby County TN Health Educational &
Housing Facility Board Revenue (Methodist
Le Bonheur Healthcare) VRDO	0.070%	8/1/14 (4)	9,350	9,350
Shelby County TN Health Educational &
Housing Facility Board Revenue (Methodist
Le Bonheur Healthcare) VRDO	0.080%	8/1/14 (4)	17,700	17,700
Tennessee Energy Acquisition Corp. Gas
Revenue	5.000%	9/1/15	20,495	21,369
Tennessee Energy Acquisition Corp. Gas
Revenue	5.000%	2/1/19	22,820	25,306
Tennessee Energy Acquisition Corp. Gas
Revenue	5.250%	9/1/19	7,280	8,256
Tennessee Energy Acquisition Corp. Gas
Revenue	5.000%	2/1/20	3,460	3,859
Tennessee Energy Acquisition Corp. Gas
Revenue	5.250%	9/1/21	2,295	2,633
Tennessee Energy Acquisition Corp. Gas
Revenue	5.000%	2/1/22	890	995
Tennessee Energy Acquisition Corp. Gas
Revenue	5.250%	9/1/22	5,845	6,683
Tennessee Energy Acquisition Corp. Gas
Revenue	5.000%	2/1/23	2,055	2,298
Tennessee Energy Acquisition Corp. Gas
Revenue	5.250%	9/1/23	1,655	1,894
Tennessee Energy Acquisition Corp. Gas
Revenue	5.000%	2/1/24	5,690	6,317
Tennessee Energy Acquisition Corp. Gas
Revenue	5.250%	9/1/24	2,500	2,842
Tennessee Energy Acquisition Corp. Gas
Revenue	5.250%	9/1/26	1,925	2,197
Tennessee Energy Acquisition Corp. Gas
Revenue	5.000%	2/1/27	16,015	17,778
Tennessee Housing Development Agency
Homeownership Program Revenue	5.750%	1/1/37	2,240	2,308
Tennessee Housing Development Agency
Homeownership Program Revenue	5.750%	7/1/37	3,070	3,161
Tennessee Housing Development Agency
Homeownership Program Revenue	4.500%	1/1/38	1,655	1,777
Tennessee Housing Development Agency
Residential Finance Program Revenue	4.000%	7/1/39	4,500	4,864
				156,839

Texas (8.6%)
Bexar County TX GO	5.000%	6/15/34	10,000	11,380
Central Texas Regional Mobility Authority
Revenue	0.000%	1/1/32	4,090	1,757
Central Texas Regional Mobility Authority
Revenue	0.000%	1/1/33	3,000	1,200
Central Texas Regional Mobility Authority
Revenue	5.000%	1/1/33	6,590	6,858
Central Texas Regional Mobility Authority
Revenue	6.250%	1/1/46	1,500	1,683
Dallas-Fort Worth TX International Airport
Revenue	5.000%	11/1/26	10,000	11,014
Dallas-Fort Worth TX International Airport
Revenue	5.000%	11/1/35	3,760	3,938
Dallas-Fort Worth TX International Airport
Revenue	5.000%	11/1/35	7,000	7,332
Dallas-Fort Worth TX International Airport
Revenue	5.000%	11/1/38	21,275	22,233
Dallas-Fort Worth TX International Airport
Revenue	5.000%	11/1/38	7,085	7,366
Dallas-Fort Worth TX International Airport
Revenue	5.000%	11/1/42	16,785	17,499
Dallas-Fort Worth TX International Airport
Revenue	5.000%	11/1/42	10,000	10,425
Dallas-Fort Worth TX International Airport
Revenue	5.000%	11/1/43	4,240	4,396
Grand Parkway Transportation Corp. Texas
System Toll Revenue	0.000%	10/1/34	19,500	13,824
Grand Parkway Transportation Corp. Texas
System Toll Revenue	5.250%	10/1/51	8,000	8,709
Harris County TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Memorial
Hermann Healthcare System)	5.000%	12/1/31	8,000	8,752
Harris County TX Cultural Education Facilities
Finance Corp. Revenue (YMCA of the Greater
Houston Area)	5.000%	6/1/38	2,500	2,609
Houston TX Airport System Revenue	5.000%	7/1/23	3,000	3,438
Houston TX Airport System Revenue	5.000%	7/1/32	5,000	5,336
Houston TX Airport System Revenue	5.500%	7/1/39	5,000	5,657
Houston TX Airport System Special Facilities
Revenue (Continental Airlines Inc. Terminal
Improvement Projects)	4.750%	7/1/24	7,500	7,716
Houston TX Airport System Special Facilities
Revenue (Continental Airlines Inc. Terminal
Improvement Projects)	6.125%	7/15/27	11,000	11,038
Houston TX Airport System Special Facilities
Revenue (Continental Airlines Inc. Terminal
Improvement Projects)	5.000%	7/1/29	23,150	23,364
Houston TX Airport System Special Facilities
Revenue (Continental Airlines Inc. Terminal
Improvement Projects)	6.500%	7/15/30	4,000	4,462
2 Houston TX GO	5.000%	3/1/24	2,845	3,465
Love Field Airport Modernization Corp. Texas
Special Facilities Revenue (Southwest Airlines
Co. Project)	5.000%	11/1/22	2,250	2,529

Love Field Airport Modernization Corp. Texas
Special Facilities Revenue (Southwest Airlines
Co. Project)	5.000%	11/1/28	4,000	4,194
Lower Colorado River Authority Texas Revenue	5.625%	5/15/19 (Prere.)	10	12
Lower Colorado River Authority Texas Revenue	5.625%	5/15/19 (Prere.)	15	18
Lower Colorado River Authority Texas Revenue	5.625%	5/15/19 (Prere.)	205	245
Lower Colorado River Authority Texas Revenue	5.000%	5/15/30	5,000	5,409
Lower Colorado River Authority Texas Revenue	5.000%	5/15/35	2,940	3,182
Lower Colorado River Authority Texas Revenue	5.500%	5/15/36	10,000	10,893
Lower Colorado River Authority Texas Revenue	5.625%	5/15/39	4,770	5,215
Lubbock TX Independent School District GO	5.750%	2/15/42 (12)	4,500	5,211
Mesquite TX Health Facilities Development
Corp. Retirement Facility Revenue (Christian
Care CentersInc. Project)	5.500%	2/15/25	2,100	2,135
Mesquite TX Health Facilities Development
Corp. Retirement Facility Revenue (Christian
Care CentersInc. Project)	5.625%	2/15/35	3,195	3,223
Mission TX Economic Development Corp. Solid
Waste Disposal Revenue (Republic Services
Inc.) PUT	0.500%	11/3/14	22,000	22,000
New Hope TX Cultural Education Facilities .
Student Housing Revenue (Tarleton State
University Project)	5.000%	4/1/39	1,250	1,301
New Hope TX Cultural Education Facilities .
Student Housing Revenue (Tarleton State
University Project)	5.000%	4/1/46	3,000	3,112
North Texas Tollway Authority System Revenue	6.250%	2/1/23	20,000	22,496
North Texas Tollway Authority System Revenue	6.000%	1/1/28	9,040	10,590
North Texas Tollway Authority System Revenue	5.000%	9/1/30	7,000	7,921
North Texas Tollway Authority System Revenue	6.125%	1/1/31	12,000	12,728
North Texas Tollway Authority System Revenue	5.000%	1/1/32	13,020	14,170
North Texas Tollway Authority System Revenue	5.625%	1/1/33	8,145	9,061
North Texas Tollway Authority System Revenue	5.750%	1/1/38	29,000	32,228
North Texas Tollway Authority System Revenue	6.250%	1/1/39	15,480	17,921
North Texas Tollway Authority System Revenue	6.000%	9/1/41	5,000	6,016
Round Rock TX Independent School District GO	5.000%	8/1/15	2,505	2,628
SA Energy Acquisition Public Facility Corp.
Texas Gas Supply Revenue	5.500%	8/1/20	1,040	1,198
SA Energy Acquisition Public Facility Corp.
Texas Gas Supply Revenue	5.500%	8/1/24	7,650	8,848
SA Energy Acquisition Public Facility Corp.
Texas Gas Supply Revenue	5.500%	8/1/25	1,000	1,169
Tarrant County TX Cultural Education Facilities
Finance Corp. Retirement Facilities Revenue
(SQLC Senior Living Center Mirador Project)	7.250%	11/15/16	3,825	3,796
Tarrant County TX Cultural Education Facilities
Finance Corp. Retirement Facilities Revenue
(Stayton at Museum Way Project)	8.250%	11/15/44	10,000	8,596
Tarrant County TX Cultural Education Facilities
Finance Corp. Revenue (Texas Health
Resources) VRDO	0.060%	8/1/14	2,800	2,800
Texas Department of Housing & Community
Affairs Single Family Revenue	5.625%	3/1/39	1,155	1,189
Texas GO	5.750%	8/1/31	405	407
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	0.855%	9/15/17	20,975	20,983

Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.250%	12/15/19	10,000	11,450
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.250%	12/15/20	15,400	17,752
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.250%	12/15/26	1,550	1,797
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	6.250%	12/15/26	12,710	15,409
Texas Municipal Power Agency Revenue	0.000%	9/1/16 (ETM)	280	278
Texas Municipal Power Agency Revenue	0.000%	9/1/17 (14)	58,660	56,783
Texas Private Activity Surface Transportation
Corp. Revenue	7.500%	12/31/31	3,705	4,499
Texas Private Activity Surface Transportation
Corp. Revenue	7.500%	6/30/32	20,000	24,583
Texas Private Activity Surface Transportation
Corp. Revenue	7.500%	6/30/33	10,000	12,222
Texas Private Activity Surface Transportation
Corp. Revenue	7.000%	12/31/38	12,500	15,204
Texas Private Activity Surface Transportation
Corp. Revenue	6.875%	12/31/39	8,525	10,008
Texas Private Activity Surface Transportation
Corp. Revenue	6.750%	6/30/43	15,000	17,807
3 University of Houston Texas Revenue TOB
VRDO	0.080%	8/7/14	7,600	7,600
University of Texas Permanent University Fund
Revenue	5.000%	7/1/15	3,800	3,971
				658,238
Utah (0.3%)
Utah Associated Municipal Power Systems
Revenue (Horse Butte Wind Project)	5.000%	9/1/29	4,475	4,921
Utah Associated Municipal Power Systems
Revenue (Horse Butte Wind Project)	5.000%	9/1/30	3,700	4,044
Utah Associated Municipal Power Systems
Revenue (Horse Butte Wind Project)	5.000%	9/1/31	4,685	5,110
Utah Associated Municipal Power Systems
Revenue (Horse Butte Wind Project)	5.000%	9/1/32	3,500	3,805
Utah GO	5.000%	7/1/15	5,000	5,224
				23,104
Vermont (0.3%)
Vermont Housing Finance Agency Revenue	4.125%	11/1/42	3,655	3,757
1 Vermont Student Assistance Corp. Education
Loan Revenue	1.732%	6/1/22	7,391	7,407
1 Vermont Student Assistance Corp. Education
Loan Revenue	3.232%	12/3/35	10,000	10,060
				21,224
Virgin Islands (0.1%)
Virgin Islands Public Finance Authority Revenue	5.000%	10/1/25	2,400	2,560
Virgin Islands Public Finance Authority Revenue	5.000%	10/1/39	2,000	2,075
				4,635
Virginia (1.5%)
3 Alexandria VA Redevelopment & Housing
Authority Multi-Family Housing Mortgage
Revenue (Portals West Apartment)	8.250%	4/1/32 (ETM)	435	569
Charles City County VA Economic Development
Authority Solid Waste Disposal Revenue
(Waste Management, Inc. Project) PUT	1.600%	5/1/17	3,500	3,510

Chesapeake VA Toll Road Revenue	0.000%	7/15/40	7,800	4,707
Chesterfield County VA Economic Development
Authority Retirement Facilities Revenue
(Brandermill Woods Project)	5.125%	1/1/43	4,750	4,756
Fairfax County VA Public Improvement GO	5.000%	10/1/14	2,100	2,117
Fredericksburg VA Economic Development
Authority Hospital Facilities Revenue (Mary
Washington Healthcare Obligated Group)	5.000%	6/15/29	1,425	1,543
Fredericksburg VA Economic Development
Authority Hospital Facilities Revenue (Mary
Washington Healthcare Obligated Group)	5.000%	6/15/30	2,000	2,153
Fredericksburg VA Economic Development
Authority Hospital Facilities Revenue (Mary
Washington Healthcare Obligated Group)	5.000%	6/15/31	1,155	1,238
Fredericksburg VA Economic Development
Authority Hospital Facilities Revenue (Mary
Washington Healthcare Obligated Group)	5.000%	6/15/33	1,000	1,063
Gloucester County NJ Industrial Development
Authority Solid Waste Disposal Revenue
(Waste Management, Inc. Project) PUT	1.600%	5/1/17	4,000	4,011
Hanover County VA Economic Development
Authority Residential Care Facility Revenue
(Covenant Woods)	5.000%	7/1/42	5,550	5,255
4 Tobacco Settlement Financing Corp. Virginia
Revenue	5.625%	6/1/15 (Prere.)	10,000	10,453
Tobacco Settlement Financing Corp. Virginia
Revenue	5.200%	6/1/46	9,500	6,634
Virginia GO	5.000%	6/1/17	7,480	8,421
Virginia Small Business Financing Authority
Revenue (Elizabeth River Crossings Project)	5.250%	1/1/32	12,670	13,550
Virginia Small Business Financing Authority
Revenue (Elizabeth River Crossings Project)	6.000%	1/1/37	18,000	20,073
Virginia Small Business Financing Authority
Revenue (Elizabeth River Crossings Project)	5.500%	1/1/42	13,350	14,350
Virginia Small Business Financing Authority
Revenue (Express Lanes LLC)	5.000%	7/1/34	11,500	11,800
				116,203
Washington (1.0%)
Chelan County WA Public Utility District No. 1
Consolidated System Revenue (Chelan
Hydro)	5.500%	7/1/25	2,500	2,872
Chelan County WA Public Utility District No. 1
Consolidated System Revenue (Chelan
Hydro)	5.500%	7/1/26	4,000	4,568
Port of Seattle WA Passenger Facility Charge
Revenue	5.000%	12/1/21	5,000	5,742
Port of Seattle WA Revenue	5.000%	8/1/23	2,810	3,250
Port of Seattle WA Revenue	5.000%	9/1/25	3,000	3,399
Port of Seattle WA Revenue	5.000%	6/1/30	9,000	9,947
Tobacco Settlement Authority Washington
Revenue	5.250%	6/1/30	9,060	9,738
Tobacco Settlement Authority Washington
Revenue	5.250%	6/1/31	5,000	5,414
Washington GO	5.000%	8/1/14	3,390	3,390
Washington GO	5.000%	7/1/15 (2)	2,425	2,533
Washington GO	5.000%	8/1/37	10,005	11,221

Washington Health Care Facilities Authority
Revenue (MultiCare Health System)	5.500%	8/15/43 (12)	10,000	10,861
Washington Higher Education Facilities
Authority Revenue (Seattle University Project)	5.250%	5/1/34	5,000	5,357
				78,292
West Virginia (0.3%)
West Virginia Economic Development Authority
Solid Waste Facilities Disposal Revenue
(Appalachian Power Co. - Amos Project)	5.375%	12/1/38	2,500	2,705
West Virginia Hospital Finance Authority
Hospital Revenue (Charleston Area Medical
Center Inc.)	5.625%	9/1/32	6,000	6,410
West Virginia Hospital Finance Authority
Hospital Revenue (United Health System
Obligated Group)	5.375%	6/1/38	5,000	5,542
West Virginia Hospital Finance Authority
Hospital Revenue (United Health System
Obligated Group)	5.500%	6/1/44	5,000	5,573
				20,230
Wisconsin (2.0%)
Platteville WI Redevelopment Authority Revenue
(Platteville Real Estate)	5.000%	7/1/42	3,000	3,063
Public Finance Authority of Wisconsin Airport
Facilities Revenue (AFCO Investors II
Portfolio)	5.000%	10/1/23	10,100	9,796
Public Finance Authority of Wisconsin Airport
Facilities Revenue (TRIPS Obligated Group)	5.000%	7/1/17	6,100	6,724
Public Finance Authority of Wisconsin Airport
Facilities Revenue (TRIPS Obligated Group)	5.000%	7/1/22	11,275	12,383
Public Finance Authority of Wisconsin Airport
Facilities Revenue (TRIPS Obligated Group)	5.250%	7/1/28	12,000	12,687
Public Finance Authority of Wisconsin Airport
Facilities Revenue (TRIPS Obligated Group)	5.000%	7/1/42	5,000	5,037
Public Finance Authority of Wisconsin CCRC
Revenue (Glenridge on Palmer Ranch Inc.
Project)	8.250%	6/1/46	12,000	13,866
University of Wisconsin Hospitals & Clinics
Authority Revenue	5.000%	4/1/26	2,410	2,776
Wisconsin GO	6.000%	5/1/27	17,000	20,264
Wisconsin GO	6.250%	5/1/37	20,200	24,041
Wisconsin Health & Educational Facilities
Authority Revenue (Agnesian Healthcare Inc.)	5.500%	7/1/40	5,675	6,110
Wisconsin Health & Educational Facilities
Authority Revenue (Aurora Health Care Inc.)	5.625%	4/15/39	10,810	11,606
Wisconsin Health & Educational Facilities
Authority Revenue (Beaver Dam Community
Hospitals Inc. Project)	6.750%	8/15/14 (Prere.)	3,500	3,509
Wisconsin Health & Educational Facilities
Authority Revenue (Children's Hospital of
Wisconsin Inc.)	5.375%	8/15/37	5,000	5,362
Wisconsin Health & Educational Facilities
Authority Revenue (Gundersen Lutheran)	5.250%	10/15/39	6,765	7,272
Wisconsin Health & Educational Facilities
Authority Revenue (Ministry Health Care Inc.)	5.000%	8/15/32	5,500	5,977
				150,473
Total Tax-Exempt Municipal Bonds (Cost $7,225,515)				7,608,849

		Shares
Temporary Cash Investment (1.4%)
Money Market Fund (1.4%)
5 Vanguard Municipal Cash Management Fund
(Cost $110,437)	0.062%	110,436,722	110,437

Total Investments (100.8%) (Cost $7,335,952)			7,719,286
Other Assets and Liabilities-Net (-0.8%)			(61,894)
Net Assets (100%)			7,657,392
1 Adjustable-rate security.
2 Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of
July 31, 2014.
3 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2014, the aggregate value of these securities was $145,637,000, representing 1.9% of net assets.
4 Securities with a value of $1,150,000 have been segregated as initial margin for open futures contracts.
5 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.

KEY TO ABBREVIATIONS

ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
PILOT – Payments in Lieu of Taxes.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
VRDO - Variable Rate Demand Obligation.
VRDP - Variable Rate Demand Preferred.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).

High-Yield Tax-Exempt Fund

(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) AGC (Assured Guaranty Corporation).
(13) BHAC (Berkshire Hathaway Assurance Corporation).
(14) NPFG (National Public Finance Guarantee Corporation).
(15) BAM (Build America Mutual Assurance Company).
(16) MAC (Municipal Assurance Corporation).
(17) RAA (Radian Asset Assurance Inc.).
The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Municipal Cash Management Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of July 31, 2014, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Tax-Exempt Municipal Bonds	—	7,608,849	—
Temporary Cash Investments	110,437	—	—
Futures Contracts—Assets[1]	22	—	—
Futures Contracts—Liabilities[1]	(24)	—	—

High-Yield Tax-Exempt Fund

Total	110,435	7,608,849	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At July 31, 2014, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)

		Number of	Aggregate
		Long (Short)	Settlement	Unrealized
		Contracts	Value	Appreciation
Futures Contracts	Expiration		Long (Short)	(Depreciation)
10-Year U.S. Treasury Note	September 2014	(970)	(120,871)	135

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At July 31, 2014, the cost of investment securities for tax purposes was $7,343,837,000. Net unrealized appreciation of investment securities for tax purposes was $375,449,000, consisting of unrealized gains of $425,444,000 on securities that had risen in value since their purchase and $49,995,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Tax-Exempt Money Market Fund

Schedule of Investments
As of July 31, 2014

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (97.2%)
Alabama (0.1%)
1 Alabama Public School & College Authority
Capital Improvement Revenue TOB VRDO	0.060%	8/7/14	16,100	16,100
1 Alabama Public School & College Authority
Capital Improvement Revenue TOB VRDO	0.100%	8/7/14	1,055	1,055
				17,155
Alaska (0.8%)
Alaska GO	4.000%	8/1/14	3,300	3,300
Alaska GO BAN	1.000%	3/23/15	100,000	100,557
1 Alaska Housing Finance Corp. General Housing
Revenue TOB VRDO	0.070%	8/7/14	10,365	10,365
Alaska Housing Finance Corp. Home Mortgage
Revenue VRDO	0.060%	8/7/14	13,400	13,400
Alaska Student Loan Corp. Education Loan
Revenue VRDO	0.080%	8/7/14 LOC	18,800	18,800
				146,422
Arizona (1.4%)
1 Arizona Health Facilities Authority Revenue
(Banner Health) TOB VRDO	0.070%	8/7/14	21,000	21,000
1 Arizona Health Facilities Authority Revenue
(Banner Health) TOB VRDO	0.090%	8/7/14	9,995	9,995
Arizona Health Facilities Authority Revenue
(Banner Health) VRDO	0.060%	8/7/14 LOC	25,010	25,010
Arizona Health Facilities Authority Revenue
(Banner Health) VRDO	0.060%	8/7/14 LOC	67,905	67,905
1 Arizona Transportation Board Highway Revenue
TOB VRDO	0.070%	8/7/14	7,260	7,260
Coconino County AZ Pollution Control Corp.
Revenue (Tucson Electric Power Navajo
Project) VRDO	0.110%	8/7/14 LOC	18,300	18,300
1 Maricopa County AZ Public Finance Corp.
Lease Revenue TOB VRDO	0.080%	8/7/14	11,995	11,995
1 Phoenix AZ Civic Improvement Corp. Airport
Revenue TOB VRDO	0.160%	8/7/14	1,000	1,000
1 Phoenix AZ Civic Improvement Corp. Transit
Revenue TOB VRDO	0.060%	8/7/14 LOC	22,225	22,225
1 Phoenix AZ Civic Improvement Corp.
Wastewater System Revenue TOB VRDO	0.060%	8/7/14 LOC	20,260	20,260
1 Phoenix AZ Civic Improvement Corp. Water
System Revenue TOB VRDO	0.060%	8/7/14	8,240	8,240
1 Phoenix AZ Civic Improvement Corp. Water
System Revenue TOB VRDO	0.070%	8/7/14	4,995	4,995
1 Salt River Project Arizona Agricultural
Improvement & Power District Revenue TOB
VRDO	0.060%	8/7/14	16,000	16,000
1 Salt River Project Arizona Agricultural
Improvement & Power District Revenue TOB
VRDO	0.060%	8/7/14	4,000	4,000

1 Salt River Project Arizona Agricultural
Improvement & Power District Revenue TOB
VRDO	0.070%	8/7/14	3,320	3,320
1 Tempe AZ Union High School District No. 213
GO TOB VRDO	0.060%	8/7/14	6,840	6,840
				248,345
California (3.8%)
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Computer History
Museum) VRDO	0.060%	8/7/14 LOC	7,000	7,000
California Community College Financing
Authority TRAN	2.000%	6/30/15	5,000	5,085
California Educational Facilities Authority
Revenue (Stanford University) CP	0.100%	1/30/15	40,000	40,000
1 California Educational Facilities Authority
Revenue (University of Southern California)
TOB VRDO	0.060%	8/7/14	20,000	20,000
1 California Educational Facilities Authority
Revenue (University of Southern California)
TOB VRDO	0.070%	8/7/14	5,050	5,050
California Statewide Communities Development
Authority Gas Supply Revenue VRDO	0.060%	8/7/14	79,260	79,260
1 California Statewide Communities Development
Authority Revenue (Sutter Health) TOB VRDO	0.070%	8/7/14	5,545	5,545
East Bay CA Municipal Utility District Water
System Revenue (Extendible) CP	0.100%	4/20/15	15,000	15,000
2 Eastern Municipal Water District CA Water &
Sewer Revenue PUT	0.080%	2/27/15	24,575	24,575
2 Eastern Municipal Water District CA Water &
Sewer Revenue PUT	0.070%	5/22/15	10,000	10,000
1 Golden State Tobacco Securitization Corp.
California TOB VRDO	0.110%	8/7/14 (13)(3)	9,900	9,900
2 Irvine CA Ranch Water District Revenue PUT	0.070%	3/12/15	8,750	8,750
2 Irvine CA Ranch Water District Revenue PUT	0.070%	3/12/15	5,840	5,840
1 Los Angeles CA Department of Water & Power
Revenue TOB VRDO	0.070%	8/7/14	17,500	17,500
Los Angeles County CA Schools Pooled
Financing Program TRAN	2.000%	12/31/14	4,200	4,233
Los Angeles County CA Schools Pooled
Financing Program TRAN	2.000%	1/30/15	3,000	3,027
Los Angeles County CA TRAN	1.500%	6/30/15	120,000	121,508
1 Nuveen California Dividend Advantage
Municipal Fund VRDP VRDO	0.130%	8/7/14 LOC	26,000	26,000
Orange County CA Sanitation District COP BAN	2.000%	10/16/14	50,000	50,190
2 Riverside CA Water Revenue PUT	0.080%	4/1/15	14,325	14,325
Riverside County CA Teeter Notes	2.000%	10/15/14	24,135	24,224
Riverside County CA TRAN	1.500%	6/30/15	65,000	65,820
Sacramento CA Transportation Authority Sales
Tax Revenue VRDO	0.050%	8/7/14	24,100	24,100
Southern California Public Power Authority
Revenue (Magnolia Power Project) VRDO	0.040%	8/7/14 LOC	35,000	35,000
Ventura County CA TRAN	1.500%	7/1/15	36,610	37,070
				659,002

Colorado (2.7%)
1 Board of Governors of the Colorado State
University System Enterprise Revenue TOB
VRDO	0.060%	8/7/14 LOC	21,995	21,995
Castle Rock CO COP VRDO	0.090%	8/7/14 LOC	10,000	10,000
1 Colorado Board of Governors University
Enterprise System Revenue TOB VRDO	0.070%	8/7/14	14,995	14,995
Colorado General Fund TRAN	2.000%	6/26/15	45,000	45,761
Colorado Health Facilities Authority Revenue
(Evangelical Lutheran Good Samaritan
Society Project) VRDO	0.060%	8/7/14 LOC	400	400
1 Colorado Health Facilities Authority Revenue
(Sisters of Charity of Leavenworth Health
System) TOB VRDO	0.060%	8/7/14	7,000	7,000
1 Colorado Health Facilities Authority Revenue
(Sisters of Charity of Leavenworth Health
System) TOB VRDO	0.070%	8/7/14	12,700	12,700
Colorado Health Facilities Authority Revenue
(Sisters of Charity of Leavenworth Health
System) TOB VRDO	0.070%	8/7/14	4,000	4,000
Colorado Health Facilities Authority Revenue
(Sisters of Charity of Leavenworth Health
System) TOB VRDO	0.070%	8/7/14	6,000	6,000
1 Colorado Health Facilities Authority Revenue
(Sisters of Charity of Leavenworth Health
System) TOB VRDO	0.070%	8/7/14	7,175	7,175
Colorado Health Facilities Authority Revenue
(Sisters of Charity of Leavenworth Health
System) VRDO	0.060%	8/7/14	13,780	13,780
Colorado Housing & Finance Authority Multi-
Family Mortgage Revenue VRDO	0.050%	8/7/14	16,400	16,400
Colorado Housing & Finance Authority Multi-
Family Mortgage Revenue VRDO	0.050%	8/7/14	26,415	26,415
Colorado Housing & Finance Authority Multi-
Family Mortgage Revenue VRDO	0.060%	8/7/14	48,305	48,305
Colorado Housing & Finance Authority Multi-
Family Mortgage Revenue VRDO	0.060%	8/7/14	15,070	15,070
Colorado Housing & Finance Authority Single
Family Mortgage Revenue VRDO	0.050%	8/7/14	24,280	24,280
Colorado Housing & Finance Authority Single
Family Mortgage Revenue VRDO	0.050%	8/7/14	6,100	6,100
Colorado Housing & Finance Authority Single
Family Mortgage Revenue VRDO	0.070%	8/7/14	11,200	11,200
Colorado Housing & Finance Authority Single
Family Mortgage Revenue VRDO	0.070%	8/7/14	45,435	45,435
Colorado Housing & Finance Authority Single
Family Mortgage Revenue VRDO	0.070%	8/7/14	27,280	27,280
Colorado Housing & Finance Authority Single
Family Mortgage Revenue VRDO	0.070%	8/7/14	9,725	9,725
Colorado Housing & Finance Authority Single
Family Mortgage Revenue VRDO	0.080%	8/7/14	17,300	17,300
1 Colorado Regional Transportation District Sales
Tax Revenue TOB VRDO	0.070%	8/7/14	11,240	11,240
Colorado Springs CO Utility System Revenue
VRDO	0.050%	8/7/14	12,600	12,600
Colorado Springs CO Utility System Revenue
VRDO	0.070%	8/7/14	33,045	33,045

1 Denver CO City & County Airport Revenue TOB
VRDO	0.080%	8/7/14 LOC	25,000	25,000
				473,201
Connecticut (1.2%)
2 Connecticut GO	0.150%	8/15/14	10,000	10,000
Connecticut GO	1.000%	12/15/14	40,160	40,295
1 Connecticut Health & Educational Facilities
Authority Revenue (Yale University) TOB
VRDO	0.100%	8/7/14	10,335	10,335
Connecticut Health & Educational Facilities
Authority Revenue (Yale University) VRDO	0.040%	8/7/14	10,445	10,445
Connecticut Health & Educational Facilities
Authority Revenue (Yale University) VRDO	0.040%	8/7/14	20,665	20,665
Connecticut Housing Finance Authority Revenue
Housing Mortgage Finance Program VRDO	0.060%	8/7/14	75,205	75,205
Connecticut Housing Finance Authority Revenue
Housing Mortgage Finance Program VRDO	0.070%	8/7/14	29,405	29,405
Greenwich CT BAN	1.000%	1/22/15	20,000	20,083
Hartford CT GO	5.000%	8/1/15 (Prere.)	1,970	2,065
				218,498
Delaware (0.0%)
1 Delaware Housing Authority Single Family
Mortgage Revenue TOB VRDO	0.310%	8/7/14	1,245	1,245

District of Columbia (1.2%)
1 District of Columbia GO TOB VRDO	0.060%	8/7/14 LOC	22,725	22,725
2 District of Columbia Income Tax Revenue	0.100%	12/1/14	30,000	30,000
1 District of Columbia Income Tax Revenue TOB
VRDO	0.060%	8/7/14	7,855	7,855
1 District of Columbia Income Tax Revenue TOB
VRDO	0.070%	8/7/14	9,995	9,995
1 District of Columbia Income Tax Revenue TOB
VRDO	0.080%	8/7/14	4,200	4,200
District of Columbia Revenue (Georgetown
University) VRDO	0.050%	8/7/14 LOC	32,000	32,000
District of Columbia Revenue (Henry J. Kaiser
Family Foundation) VRDO	0.140%	8/7/14	26,000	26,000
1 District of Columbia Water & Sewer Authority
Public Utility Revenue TOB VRDO	0.060%	8/7/14 LOC	12,800	12,800
1 District of Columbia Water & Sewer Authority
Public Utility Revenue TOB VRDO	0.070%	8/7/14	6,190	6,190
1 District of Columbia Water & Sewer Authority
Public Utility Revenue TOB VRDO	0.080%	8/7/14	11,865	11,865
1 District of Columbia Water & Sewer Authority
Public Utility Revenue TOB VRDO	0.090%	8/7/14	9,500	9,500
District of Columbia Water & Sewer Authority
Public Utility Revenue VRDO	0.070%	8/7/14	12,125	12,125
District of Columbia Water & Sewer Authority
Public Utility Revenue VRDO	0.070%	8/7/14	10,000	10,000
1 Metropolitan Washington DC/VA Airports
Authority Airport System Revenue TOB VRDO	0.090%	8/7/14	9,750	9,750
				205,005
Florida (4.2%)
1 Broward County FL GO TOB VRDO	0.060%	8/7/14	10,775	10,775
1 Broward County FL School Board COP TOB
VRDO	0.060%	8/7/14 LOC	34,295	34,295

1 Broward County FL Water & Sewer Utility
Revenue TOB VRDO	0.070%	8/7/14	5,660	5,660
1 Florida Board of Education Public Education
Capital Outlay GO TOB VRDO	0.060%	8/7/14	12,715	12,715
1 Florida Board of Education Public Education
Capital Outlay GO TOB VRDO	0.060%	8/7/14	6,265	6,265
1 Florida Board of Education Public Education
Capital Outlay GO TOB VRDO	0.060%	8/7/14	12,000	12,000
1 Florida Board of Education Public Education
Capital Outlay GO TOB VRDO	0.070%	8/7/14	9,000	9,000
1 Florida Board of Education Public Education
Capital Outlay GO TOB VRDO	0.070%	8/7/14	10,110	10,110
1 Florida Department of Management Services
COP TOB VRDO	0.070%	8/7/14	6,955	6,955
1 Florida Housing Finance Corp. Homeowner
Mortgage Revenue TOB VRDO	0.110%	8/7/14	1,420	1,420
Florida Keys Aqueduct Authority Water Revenue
VRDO	0.060%	8/7/14 LOC	28,350	28,350
1 Florida Ports Financing Commission Revenue
TOB VRDO	0.410%	8/7/14	3,930	3,930
1 Florida Turnpike Authority Revenue TOB VRDO	0.070%	8/7/14	56,335	56,335
Gainesville FL Utility System Revenue VRDO	0.060%	8/1/14	4,600	4,600
Gainesville FL Utility System Revenue VRDO	0.080%	8/1/14	4,940	4,940
1 Greater Orlando Aviation Authority Florida
Airport Facilities Revenue TOB VRDO	0.070%	8/7/14	12,000	12,000
Jacksonville FL Electric Authority Electric
System Revenue CP	0.080%	8/21/14	7,300	7,300
Jacksonville FL Electric Authority Electric
System Revenue VRDO	0.070%	8/7/14	43,645	43,645
1 Jacksonville FL Special Revenue TOB VRDO	0.070%	8/7/14	11,995	11,995
1 Jacksonville FL Special Revenue TOB VRDO	0.070%	8/7/14	3,900	3,900
Manatee County FL Transportation Revenue	5.000%	10/1/14 (Prere.)	2,030	2,046
1 Miami-Dade County FL Aviation Revenue
(Miami International Airport) TOB VRDO	0.090%	8/7/14 (13)(12)	11,500	11,500
1 Miami-Dade County FL Building Better
Communities GO TOB VRDO	0.060%	8/7/14 LOC	13,500	13,500
1 Miami-Dade County FL Building Better
Communities GO TOB VRDO	0.060%	8/7/14 LOC	48,725	48,725
1 Miami-Dade County FL School Board COP TOB
VRDO	0.060%	8/7/14 LOC	15,880	15,880
Miami-Dade County FL Seaport Revenue VRDO	0.060%	8/7/14 LOC	38,800	38,800
Miami-Dade County FL Seaport Revenue VRDO	0.070%	8/7/14 LOC	6,000	6,000
1 Miami-Dade County FL Transit Sales Surtax
Revenue TOB VRDO	0.070%	8/7/14	21,620	21,620
North Broward FL Hospital District Revenue
VRDO	0.060%	8/7/14 LOC	79,050	79,050
Orange County FL Health Facilities Authority
Hospital Revenue (Orlando Regional
Healthcare System) VRDO	0.060%	8/7/14 LOC	4,630	4,630
Orange County FL Health Facilities Authority
Revenue (Nemours Foundation Project)
VRDO	0.060%	8/7/14	20,000	20,000
1 Orange County FL Housing Finance Authority
Homeowner Revenue (Multi-County Program)
TOB PUT	0.160%	10/15/14	1,325	1,325
1 Orange County FL School Board COP TOB
VRDO	0.060%	8/7/14 LOC	34,555	34,555

1 Orange County FL School Board COP TOB
VRDO	0.070%	8/7/14	8,000	8,000
1 Orange County FL School Board COP TOB
VRDO	0.070%	8/7/14	19,070	19,070
Orlando & Orange County FL Expressway
Authority Revenue VRDO	0.060%	8/7/14 LOC	19,900	19,900
1 Palm Beach County FL Public Improvement
Revenue TOB VRDO	0.060%	8/7/14	8,330	8,330
Palm Beach County FL Revenue (Children's
Home Society Project) VRDO	0.120%	8/7/14 LOC	11,150	11,150
Palm Beach County FL Revenue (Community
Foundation Palm Beach Project) VRDO	0.070%	8/7/14 LOC	5,700	5,700
1 Palm Beach County FL School Board COP TOB
VRDO	0.100%	8/7/14	2,935	2,935
1 Palm Beach County FL Water & Sewer Revenue
TOB VRDO	0.070%	8/7/14	5,535	5,535
1 South Florida Water Management District COP
TOB VRDO	0.080%	8/7/14	7,225	7,225
1 South Miami FL Health Facilities Authority
Hospital Revenue (Baptist Health South
Florida Obligated Group) TOB VRDO	0.070%	8/7/14	9,360	9,360
1 South Miami FL Health Facilities Authority
Hospital Revenue (Baptist Health South
Florida Obligated Group) TOB VRDO	0.070%	8/7/14	37,995	37,995
Sunshine State Governmental Financing
Commission Florida Revenue (Miami Dade
County Program) VRDO	0.050%	8/7/14 LOC	15,180	15,180
Tallahassee FL Capital Improvement Revenue	5.000%	10/1/14 (Prere.)	2,200	2,218
1 Tampa Bay FL Water Utility System Revenue
TOB VRDO	0.080%	8/7/14	6,730	6,730
West Palm Beach FL Utility System Revenue	5.000%	10/1/14 (Prere.)	2,000	2,016
				745,165
Georgia (3.7%)
Atlanta GA Development Authority Revenue
(Georgia Aquarium Inc. Project) VRDO	0.050%	8/7/14 LOC	23,515	23,515
Cobb County GA Hospital Authority Revenue
(Equipment Pool Project) VRDO	0.060%	8/7/14 LOC	6,600	6,600
Cobb County GA Hospital Authority Revenue
(Equipment Pool Project) VRDO	0.060%	8/7/14 LOC	25,000	25,000
1 DeKalb County GA Water & Sewer Revenue
TOB VRDO	0.060%	8/7/14 LOC	26,260	26,260
1 DeKalb County GA Water & Sewer Revenue
TOB VRDO	0.070%	8/7/14	11,990	11,990
1 Fulton County GA Development Authority
Revenue (Piedmont Healthcare Inc. Project)
TOB VRDO	0.070%	8/7/14	22,835	22,835
Fulton County GA Development Authority
Revenue (Piedmont Healthcare Inc. Project)
VRDO	0.050%	8/7/14 LOC	64,095	64,095
Fulton County GA Development Authority
Revenue (Robert A. Woodruff Arts Center)
VRDO	0.050%	8/7/14 LOC	36,170	36,170
Fulton County GA Development Authority
Revenue (Shepherd Center Inc. Project)
VRDO	0.050%	8/7/14 LOC	48,075	48,075
Fulton County GA TAN	1.000%	12/31/14	100,000	100,378
Georgia GO	3.350%	12/1/14	12,335	12,469

1 Georgia GO TOB VRDO	0.090%	8/7/14	10,620	10,620
Gwinnett County GA School District GO	4.000%	10/1/14	7,800	7,850
1 Gwinnett County GA School District GO TOB
VRDO	0.060%	8/7/14	12,105	12,105
Henry County GA School District GO	5.000%	8/1/14 (Prere.)	11,825	11,825
Macon-Bibb County GA Hospital Authority
Revenue (Medical Center of Central Georgia)
VRDO	0.050%	8/7/14 LOC	39,650	39,650
Macon-Bibb County GA Hospital Authority
Revenue (Medical Center of Central Georgia)
VRDO	0.050%	8/7/14 LOC	11,860	11,860
Main Street Natural Gas Inc. Georgia Gas
Project Revenue VRDO	0.060%	8/7/14	89,300	89,300
Milledgeville-Baldwin County GA Development
Authority Revenue (Georgia College & State
University Foundation)	5.250%	9/1/14 (Prere.)	410	416
Milledgeville-Baldwin County GA Development
Authority Revenue (Georgia College & State
University Foundation)	5.625%	9/1/14 (Prere.)	5,900	5,986
1 Private Colleges & University Authority of
Georgia Revenue (Emory University) TOB
VRDO	0.060%	8/7/14	15,160	15,160
1 Private Colleges & University Authority of
Georgia Revenue (Emory University) TOB
VRDO	0.070%	8/7/14	5,630	5,630
1 Private Colleges & University Authority of
Georgia Revenue (Emory University) TOB
VRDO	0.080%	8/7/14	4,000	4,000
Private Colleges & University Authority of
Georgia Revenue (Emory University) VRDO	0.040%	8/7/14	22,100	22,100
Private Colleges & University Authority of
Georgia Revenue (Emory University) VRDO	0.070%	8/7/14	28,400	28,400
				642,289
Hawaii (0.3%)
Hawaii GO	5.000%	10/1/14 (Prere.)	6,715	6,769
1 Honolulu HI City & County Wastewater System
Revenue TOB VRDO	0.060%	8/7/14 LOC	16,125	16,125
1 University of Hawaii Revenue TOB VRDO	0.060%	8/7/14 LOC	12,740	12,740
1 University of Hawaii Revenue TOB VRDO	0.070%	8/7/14 (13)(1)	19,800	19,800
				55,434
Idaho (1.1%)
Idaho Building Authority Revenue (Prison
Facilities Project) VRDO	0.060%	8/7/14	7,385	7,385
2 Idaho Health Facilities Authority Hospital
Revenue (Trinity Health Group) PUT	0.130%	2/26/15	10,915	10,915
Idaho Housing & Finance Association Single
Family Mortgage Revenue VRDO	0.100%	8/7/14	7,515	7,515
Idaho Housing & Finance Association Single
Family Mortgage Revenue VRDO	0.100%	8/7/14	6,950	6,950
Idaho Housing & Finance Association Single
Family Mortgage Revenue VRDO	0.100%	8/7/14	8,330	8,330
Idaho Housing & Finance Association Single
Family Mortgage Revenue VRDO	0.100%	8/7/14	4,485	4,485
Idaho Housing & Finance Association Single
Family Mortgage Revenue VRDO	0.100%	8/7/14	6,590	6,590

Idaho Housing & Finance Association Single
Family Mortgage Revenue VRDO	0.100%	8/7/14	5,375	5,375
Idaho Housing & Finance Association Single
Family Mortgage Revenue VRDO	0.100%	8/7/14	6,620	6,620
Idaho Housing & Finance Association Single
Family Mortgage Revenue VRDO	0.100%	8/7/14	7,150	7,150
Idaho Housing & Finance Association Single
Family Mortgage Revenue VRDO	0.100%	8/7/14	10,170	10,170
Idaho Housing & Finance Association Single
Family Mortgage Revenue VRDO	0.100%	8/7/14	10,250	10,250
Idaho Housing & Finance Association Single
Family Mortgage Revenue VRDO	0.100%	8/7/14	9,865	9,865
Idaho Housing & Finance Association Single
Family Mortgage Revenue VRDO	0.100%	8/7/14	8,835	8,835
Idaho Housing & Finance Association
Unemployment Compensation Revenue	4.000%	8/15/14	5,000	5,008
Idaho Housing & Finance Association
Unemployment Compensation Revenue	5.000%	8/15/14	14,585	14,612
Idaho TAN	2.000%	6/30/15	60,000	61,033
				191,088
Illinois (4.7%)
Channahon IL Revenue (Morris Hospital) VRDO	0.060%	8/7/14 LOC	3,760	3,760
Channahon IL Revenue (Morris Hospital) VRDO	0.060%	8/7/14 LOC	4,825	4,825
Chicago IL Board of Education GO VRDO	0.060%	8/7/14 LOC	14,220	14,220
1 Chicago IL Metropolitan Water Reclamation
District GO TOB VRDO	0.060%	8/7/14	9,385	9,385
1 Chicago IL Metropolitan Water Reclamation
District GO TOB VRDO	0.110%	8/7/14	12,000	12,000
Chicago IL Midway Airport Revenue VRDO	0.080%	8/7/14 LOC	41,570	41,570
Chicago IL Water Revenue VRDO	0.090%	8/7/14 LOC	6,635	6,635
Chicago IL Water Revenue VRDO	0.130%	8/7/14 LOC	18,550	18,550
Chicago IL Water Revenue VRDO	0.140%	8/7/14 LOC	5,005	5,005
Illinois Educational Facilities Authority (Pooled
Financing Program) CP	0.100%	8/1/14 LOC	35,000	35,000
Illinois Educational Facilities Authority (Pooled
Financing Program) CP	0.100%	8/4/14 LOC	24,223	24,223
Illinois Educational Facilities Authority (Pooled
Financing Program) CP	0.060%	9/5/14 LOC	20,655	20,655
Illinois Educational Facilities Authority Revenue
(Columbia College Chicago) VRDO	0.060%	8/7/14 LOC	14,900	14,900
Illinois Educational Facilities Authority Revenue
(University of Chicago) PUT	0.160%	3/12/15	10,000	10,000
1 Illinois Educational Facilities Authority Revenue
(University of Chicago) TOB VRDO	0.060%	8/7/14	5,200	5,200
1 Illinois Educational Facilities Authority Revenue
(University of Chicago) TOB VRDO	0.080%	8/7/14	9,185	9,185
2 Illinois Finance Authority Revenue (Advocate
Health Care Network) PUT	0.180%	2/26/15	11,500	11,500
1 Illinois Finance Authority Revenue (Advocate
Health Care Network) TOB VRDO	0.070%	8/7/14	20,770	20,770
1 Illinois Finance Authority Revenue (Advocate
Health Care Network) TOB VRDO	0.070%	8/7/14	25,000	25,000
Illinois Finance Authority Revenue (Advocate
Health Care Network) VRDO	0.050%	8/7/14	61,640	61,640
Illinois Finance Authority Revenue (Bradley
University) VRDO	0.050%	8/7/14 LOC	3,750	3,750

1 Illinois Finance Authority Revenue (Central
DuPage Health) TOB VRDO	0.070%	8/7/14	13,125	13,125
Illinois Finance Authority Revenue (Chicago
Horticulture Project) VRDO	0.060%	8/7/14 LOC	21,000	21,000
1 Illinois Finance Authority Revenue (Chicago
University) TOB VRDO	0.090%	8/7/14	9,990	9,990
Illinois Finance Authority Revenue (Evangelical
Project) VRDO	0.060%	8/7/14 LOC	4,670	4,670
Illinois Finance Authority Revenue (Hospital
Sister Services Inc.) CP	0.080%	8/5/14	25,000	25,000
Illinois Finance Authority Revenue (Methodist
Medical Center) VRDO	0.060%	8/7/14 LOC	11,500	11,500
1 Illinois Finance Authority Revenue (Northshore
University Health System) TOB VRDO	0.070%	8/7/14	4,375	4,375
1 Illinois Finance Authority Revenue
(Northwestern Memorial Hospital) TOB VRDO	0.070%	8/7/14	6,000	6,000
Illinois Finance Authority Revenue
(Northwestern Memorial Hospital) VRDO	0.050%	8/7/14	39,730	39,730
1 Illinois Finance Authority Revenue
(Northwestern University) TOB VRDO	0.060%	8/7/14	8,165	8,165
Illinois Finance Authority Revenue
(Northwestern University) VRDO	0.040%	8/7/14	14,000	14,000
Illinois Finance Authority Revenue (Rush
University Medical Center) VRDO	0.050%	8/7/14 LOC	12,000	12,000
Illinois Finance Authority Revenue (Trinity
International University) VRDO	0.070%	8/7/14 LOC	11,955	11,955
1 Illinois Finance Authority Revenue (University of
Chicago Medical Center) TOB VRDO	0.090%	8/7/14	10,200	10,200
1 Illinois Finance Authority Revenue (University of
Chicago) TOB VRDO	0.060%	8/7/14	20,500	20,500
Illinois Finance Authority Revenue (University of
Chicago) VRDO	0.080%	8/7/14	14,999	14,999
Illinois Finance Authority Revenue (University of
Chicago) VRDO	0.080%	8/7/14	16,000	16,000
Illinois GO VRDO	0.050%	8/7/14 LOC	18,000	18,000
Illinois GO VRDO	0.070%	8/7/14 LOC	18,000	18,000
Illinois GO VRDO	0.070%	8/7/14 LOC	17,000	17,000
Illinois Health Facilities Authority Revenue
(Elmhurst Memorial Hospital) VRDO	0.060%	8/7/14 LOC	16,100	16,100
Illinois Housing Development Authority
(Lakeshore Plaza) VRDO	0.070%	8/7/14 LOC	9,875	9,875
Illinois Housing Development Authority (Larkin
Village) VRDO	0.090%	8/7/14 LOC	5,370	5,370
Illinois Toll Highway Authority Revenue	5.000%	7/1/15 (Prere.)	9,715	10,146
1 Illinois Toll Highway Authority Toll Highway
Revenue TOB VRDO	0.070%	8/7/14	14,900	14,900
1 Illinois Toll Highway Authority Toll Highway
Revenue TOB VRDO	0.070%	8/7/14	8,995	8,995
1 Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue TOB VRDO	0.060%	8/7/14	10,750	10,750
1 Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue TOB VRDO	0.060%	8/7/14	8,125	8,125
1 Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue TOB VRDO	0.060%	8/7/14	41,760	41,760
1 Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue TOB VRDO	0.070%	8/7/14	12,640	12,640

1 Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue TOB VRDO	0.080%	8/7/14	13,400	13,400
1 University of Illinois Auxiliary Facilities System
Revenue TOB VRDO	0.100%	8/7/14	19,300	19,300
				825,343
Indiana (4.4%)
1 Crown Point IN Multi-School Building Corp.
Mortgage Revenue TOB VRDO	0.060%	8/1/14 LOC	2,285	2,285
Indiana Bond Bank Revenue Interim Advance
Funding Program TAN	1.250%	1/6/15	12,700	12,755
Indiana Finance Authority Environmental
Improvement Revenue (Ispat Inland Inc.
Project) VRDO	0.080%	8/7/14 LOC	26,000	26,000
1 Indiana Finance Authority Hospital Revenue
(Indiana University) TOB VRDO	0.060%	8/7/14 LOC	10,000	10,000
Indiana Finance Authority Hospital Revenue
(Indiana University) VRDO	0.050%	8/7/14 LOC	16,215	16,215
Indiana Finance Authority Hospital Revenue
(Indiana University) VRDO	0.060%	8/7/14 LOC	42,600	42,600
Indiana Finance Authority Midwestern Disaster
Relief Revenue (Ohio Valley Electric Corp.
Project) VRDO	0.050%	8/7/14 LOC	10,000	10,000
Indiana Finance Authority Revenue (Ascension
Health Credit Group) VRDO	0.050%	8/7/14	26,825	26,825
Indiana Finance Authority Revenue (Ascension
Health Credit Group) VRDO	0.050%	8/7/14	17,000	17,000
Indiana Finance Authority Revenue (Columbus
Regional Hospital) VRDO	0.050%	8/7/14 LOC	6,200	6,200
Indiana Finance Authority Revenue (DePauw
University Project) VRDO	0.060%	8/7/14 LOC	36,510	36,510
Indiana Finance Authority Revenue (Lease
Appropriation) VRDO	0.040%	8/7/14	36,000	36,000
1 Indiana Finance Authority Revenue (State
Revolving Fund) TOB VRDO	0.060%	8/7/14	20	20
1 Indiana Health Facility Financing Authority
Revenue (Ascension Health Credit Group)
TOB VRDO	0.070%	8/7/14	12,750	12,750
1 Indiana Housing & Community Development
Authority Single Family Mortgage Revenue
TOB VRDO	0.060%	8/7/14	54,475	54,475
1 Indiana Housing & Community Development
Authority Single Family Mortgage Revenue
TOB VRDO	0.110%	8/7/14	485	485
1 Indianapolis IN Local Public Improvement Bond
Bank Revenue TOB VRDO	0.260%	8/7/14	13,360	13,360
Lawrenceburg IN Pollution Control Revenue
VRDO	0.050%	8/7/14 LOC	5,500	5,500
Posey County IN Economic Development
Revenue (Midwest Fertilizer Corp. Project)
PUT	0.300%	11/18/14	415,000	415,000
1 Wayne Township Marion County IN School
Building Corp. Mortgage Revenue TOB VRDO	0.060%	8/7/14 LOC	30,575	30,575
				774,555
Iowa (0.3%)
1 Iowa Finance Authority Health Facilities
Revenue (UnityPoint Health) TOB VRDO	0.070%	8/7/14	10,500	10,500

Iowa Finance Authority Single Family Mortgage
Revenue VRDO	0.100%	8/7/14	9,285	9,285
Iowa Finance Authority Single Family Mortgage
Revenue VRDO	0.100%	8/7/14	9,205	9,205
Iowa Finance Authority Single Family Mortgage
Revenue VRDO	0.100%	8/7/14	10,795	10,795
1 Iowa Special Obligation Revenue (Ijobs
Program) TOB VRDO	0.110%	8/7/14	4,000	4,000
				43,785
Kansas (0.4%)
Burlington KS Environmental Improvement
Revenue (Kansas City Power & Light Co.
Project) VRDO	0.070%	8/7/14 LOC	11,000	11,000
1 Kansas Department of Transportation Highway
Revenue TOB VRDO	0.060%	8/7/14	6,025	6,025
1 Kansas Development Finance Authority Hospital
Revenue (Adventist Health System/Sunbelt
Obligated Group) TOB VRDO	0.070%	8/7/14	9,225	9,225
1 Kansas Development Finance Authority Hospital
Revenue (Adventist Health System/Sunbelt
Obligated Group) TOB VRDO	0.080%	8/7/14	8,000	8,000
Sedgwick County KS Airport Facility Revenue
(FlightSafety International Inc. Project) VRDO	0.110%	8/7/14	34,000	34,000
				68,250
Kentucky (1.2%)
Kentucky Economic Development Finance
Authority Hospital Facilities Revenue (St.
Elizabeth Medical Center Inc.) VRDO	0.050%	8/7/14	32,500	32,500
Kentucky Economic Development Finance
Authority Hospital Revenue (Baptist
Healthcare System Obligated Group) VRDO	0.050%	8/7/14 LOC	12,000	12,000
Kentucky Economic Development Finance
Authority Medical Center Revenue (King's
Daughters Medical Center Project) VRDO	0.070%	8/7/14 LOC	4,800	4,800
Kentucky Economic Development Finance
Authority Medical Center Revenue (King's
Daughters Medical Center Project) VRDO	0.070%	8/7/14 LOC	34,200	34,200
Kentucky Economic Development Finance
Authority Revenue (Catholic Health Initiatives)
VRDO	0.040%	8/7/14	37,300	37,300
Kentucky Higher Education Student Loan Corp.
Student Loan Revenue VRDO	0.080%	8/7/14 LOC	26,000	26,000
Kentucky Housing Corp. Housing Revenue
VRDO	0.080%	8/7/14	17,540	17,540
Kentucky Housing Corp. Housing Revenue
VRDO	0.080%	8/7/14	9,750	9,750
1 Kentucky Turnpike Authority Economic
Development Road Revenue (Revitalization
Project) TOB VRDO	0.060%	8/7/14	10,220	10,220
1 Louisville & Jefferson County KY Metropolitan
Government Parking Revenue TOB VRDO	0.070%	8/7/14	6,125	6,125
Richmond KY League of Cities Funding Lease
Program Revenue VRDO	0.070%	8/7/14 LOC	6,000	6,000
Williamstown KY League of Cities Funding Trust
Lease Revenue VRDO	0.070%	8/7/14 LOC	3,100	3,100

Williamstown KY League of Cities Funding Trust
Lease Revenue VRDO	0.070%	8/7/14 LOC	3,500	3,500
				203,035
Louisiana (1.5%)
Ascension Parish LA Industrial Development
Board Revenue (IMTT-Geismar Project)
VRDO	0.050%	8/7/14 LOC	85,000	85,000
East Baton Rouge Parish LA Sales Tax
Revenue	5.000%	2/1/15 (Prere.)	1,300	1,331
Louisiana Public Facilities Authority Revenue
(CHRISTUS Health) VRDO	0.060%	8/7/14 LOC	13,905	13,905
Louisiana Public Facilities Authority Revenue
(International-Matex Tank Terminals Project)
VRDO	0.050%	8/7/14 LOC	55,000	55,000
Louisiana Public Facilities Authority Revenue
(International-Matex Tank Terminals Project)
VRDO	0.060%	8/7/14 LOC	50,000	50,000
Louisiana Public Facilities Authority Revenue
(Tiger Athletic Foundation Project) VRDO	0.060%	8/7/14 LOC	18,675	18,675
St. James Parish LA Revenue (Nustar Logistics
LP Project) VRDO	0.060%	8/7/14 LOC	45,740	45,740
				269,651
Maine (0.2%)
1 Maine Housing Authority Mortgage Revenue
TOB VRDO	0.120%	8/7/14	5,510	5,510
Maine Housing Authority Mortgage Revenue
VRDO	0.080%	8/7/14	20,000	20,000
Maine Housing Authority Mortgage Revenue
VRDO	0.080%	8/7/14	9,000	9,000
				34,510
Maryland (3.0%)
Baltimore County MD BAN	1.000%	2/25/15	84,000	84,414
Baltimore County MD BAN	1.000%	2/25/15	114,000	114,561
1 Baltimore MD GO TOB VRDO	0.070%	8/7/14	7,500	7,500
1 Maryland Department of Housing & Community
Development Revenue TOB VRDO	0.110%	8/7/14	7,520	7,520
1 Maryland Department of Housing & Community
Development Revenue TOB VRDO	0.110%	8/7/14	4,220	4,220
1 Maryland Department of Housing & Community
Development Revenue TOB VRDO	0.110%	8/7/14	4,430	4,430
Maryland Department of Housing & Community
Development Revenue VRDO	0.090%	8/7/14	37,200	37,200
Maryland GO	4.000%	8/1/14	6,500	6,500
Maryland GO	5.000%	8/1/14	1,590	1,590
Maryland GO	5.250%	2/15/15	1,325	1,361
1 Maryland Health & Higher Educational Facilities
Authority Revenue (Johns Hopkins Health
System) TOB VRDO	0.070%	8/7/14	5,000	5,000
1 Maryland Health & Higher Educational Facilities
Authority Revenue (Johns Hopkins University)
TOB VRDO	0.060%	8/7/14	7,585	7,585
1 Maryland Health & Higher Educational Facilities
Authority Revenue (Johns Hopkins University)
TOB VRDO	0.060%	8/7/14	8,265	8,265

Maryland Health & Higher Educational Facilities
Authority Revenue (University of Maryland
Medical System) VRDO	0.070%	8/7/14 LOC	34,340	34,340
1 Maryland Transportation Authority Facilities
Projects Revenue TOB VRDO	0.060%	8/7/14	15,265	15,265
1 Maryland Transportation Authority Facilities
Projects Revenue TOB VRDO	0.070%	8/7/14	13,860	13,860
Montgomery County MD GO	5.000%	11/1/14	9,675	9,794
Montgomery County MD GO CP	0.090%	8/1/14	9,105	9,105
Montgomery County MD GO CP	0.100%	8/6/14	39,105	39,105
Montgomery County MD GO CP	0.100%	8/6/14	37,000	37,000
Montgomery County MD GO CP	0.100%	8/7/14	30,895	30,895
Montgomery County MD Housing Opportunities
Commission Multifamily Housing Revenue
(Canterbury Apartments) VRDO	0.070%	8/7/14 LOC	8,030	8,030
Washington Suburban Sanitation District
Maryland GO VRDO	0.050%	8/7/14	16,700	16,700
Washington Suburban Sanitation District
Maryland GO VRDO	0.060%	8/7/14	12,500	12,500
Washington Suburban Sanitation District
Maryland GO VRDO	0.060%	8/7/14	15,400	15,400
				532,140
Massachusetts (2.5%)
Massachusetts Bay Transportation Authority
Sales Tax Revenue CP	0.090%	9/10/14	27,575	27,575
2 Massachusetts Bay Transportation Authority
Sales Tax Revenue PUT	0.150%	2/26/15	3,210	3,210
Massachusetts Department of Transportation
Metropolitan Highway System Revenue
VRDO	0.050%	8/7/14	50,400	50,400
Massachusetts Department of Transportation
Metropolitan Highway System Revenue
VRDO	0.060%	8/7/14	43,625	43,625
Massachusetts Department of Transportation
Metropolitan Highway System Revenue
VRDO	0.070%	8/7/14	15,585	15,585
Massachusetts Development Finance Agency
Revenue (Cushing Academy Issue) VRDO	0.070%	8/7/14 LOC	8,365	8,365
2 Massachusetts GO	0.440%	9/1/14	3,500	3,500
2 Massachusetts GO	0.230%	1/1/15	7,500	7,500
1 Massachusetts GO TOB VRDO	0.130%	8/1/14 LOC	39,200	39,200
1 Massachusetts GO TOB VRDO	0.060%	8/7/14	15,195	15,195
1 Massachusetts GO TOB VRDO	0.070%	8/7/14	3,750	3,750
1 Massachusetts GO TOB VRDO	0.070%	8/7/14	1,850	1,850
Massachusetts Health & Educational Facilities
Authority Revenue (MIT) VRDO	0.050%	8/7/14	42,630	42,630
Massachusetts Health & Educational Facilities
Authority Revenue (Partners Healthcare
System) VRDO	0.070%	8/7/14	53,035	53,035
Massachusetts Health & Educational Facilities
Authority Revenue (Pool Loan Program)
VRDO	0.070%	8/7/14 LOC	18,100	18,100
1 Massachusetts Housing Finance Agency
Multifamily Housing Revenue TOB VRDO	0.110%	8/7/14	5,515	5,515
Massachusetts School Building Authority
Dedicated Sales Tax Revenue BAN	1.500%	7/16/15	15,000	15,197

1 Massachusetts School Building Authority
Dedicated Sales Tax Revenue TOB VRDO	0.070%	8/7/14	5,000	5,000
1 Massachusetts School Building Authority
Dedicated Sales Tax Revenue TOB VRDO	0.070%	8/7/14	4,125	4,125
Massachusetts Water Pollution Abatement Trust
Revenue	5.000%	8/1/15	5,000	5,242
1 Massachusetts Water Resources Authority
Revenue TOB VRDO	0.060%	8/7/14	7,300	7,300
1 Massachusetts Water Resources Authority
Revenue TOB VRDO	0.060%	8/7/14	7,500	7,500
1 Massachusetts Water Resources Authority
Revenue TOB VRDO	0.070%	8/7/14	5,000	5,000
Massachusetts Water Resources Authority
Revenue VRDO	0.060%	8/7/14	24,800	24,800
2 University of Massachusetts Building Authority
Revenue PUT	0.150%	2/26/15	16,260	16,260
				429,459
Michigan (2.1%)
1 Michigan Finance Authority Hospital Revenue
Bonds (Trinity Health Credit Group) TOB
VRDO	0.060%	8/7/14 LOC	15,000	15,000
Michigan Hospital Finance Authority Revenue
(Trinity Health) VRDO	0.040%	8/7/14	26,465	26,465
Michigan Housing Development Authority Single
Family Mortgage Revenue VRDO	0.050%	8/7/14	31,220	31,220
Michigan Housing Development Authority Single
Family Mortgage Revenue VRDO	0.050%	8/7/14	57,850	57,850
Michigan Housing Development Authority Single
Family Mortgage Revenue VRDO	0.060%	8/7/14	107,040	107,040
Michigan State University Board of Trustees
General Revenue VRDO	0.060%	8/7/14	33,400	33,400
Michigan State University Board of Trustees
General Revenue VRDO	0.060%	8/7/14	42,140	42,140
Michigan State University Revenue CP	0.080%	8/5/14	8,220	8,220
Regents of the University of Michigan CP	0.080%	8/1/14	20,000	20,000
University of Michigan Revenue VRDO	0.050%	8/7/14	25,145	25,145
1 Wayne State University Michigan Revenue TOB
VRDO	0.110%	8/7/14	5,000	5,000
				371,480
Minnesota (2.0%)
1 Minneapolis MN Health Care System Revenue
(Fairview Health Services) TOB VRDO	0.060%	8/7/14 LOC	20,000	20,000
Minnesota GO	5.000%	8/1/14	5,000	5,000
Minnesota GO	5.000%	8/1/14	6,835	6,835
Minnesota GO	5.000%	8/1/14	6,585	6,585
Minnesota GO	5.000%	11/1/14 (Prere.)	4,865	4,923
1 Minnesota GO TOB VRDO	0.070%	8/7/14	3,510	3,510
Minnesota Housing Finance Agency Residential
Housing Revenue VRDO	0.080%	8/7/14	19,000	19,000
Minnesota Housing Finance Agency Residential
Housing Revenue VRDO	0.080%	8/7/14	6,025	6,025
Minnesota Office of Higher Education Revenue
(Supplemental Student Loan Program) VRDO	0.070%	8/7/14 LOC	115,300	115,300
Minnesota School District TRAN	2.000%	9/16/14	24,115	24,169
Rochester MN Healthcare Facilities Revenue
(Mayo Foundation) CP	0.120%	11/13/14	8,400	8,400

Rochester MN Healthcare Facilities Revenue
(Mayo Foundation) CP	0.150%	11/20/14	105,000	105,000
University of Minnesota Revenue CP	0.070%	8/5/14	17,260	17,260
University of Minnesota Revenue CP	0.070%	8/5/14	8,700	8,700
				350,707
Mississippi (0.3%)
Mississippi Business Finance Corp. Gulf
Opportunity Zone Industrial Development
Revenue (Chevron USA Inc. Project) VRDO	0.050%	8/1/14	2,600	2,600
Mississippi Business Finance Corp. Gulf
Opportunity Zone Industrial Development
Revenue (Chevron USA Inc. Project) VRDO	0.060%	8/7/14	28,400	28,400
Mississippi Hospital Equipment & Facilities
Authority Revenue (North Mississippi Health
Services) VRDO	0.050%	8/7/14	14,890	14,890
				45,890
Missouri (2.5%)
Missouri Development Finance Board Cultural
Facilities Revenue (Nelson Gallery
Foundation) VRDO	0.070%	8/1/14	7,800	7,800
Missouri GO	4.000%	10/1/14	3,000	3,019
2 Missouri Health & Education Facilities Authority
Revenue (BJC Health System) PUT	0.130%	2/26/15	20,000	20,000
1 Missouri Health & Education Facilities Authority
Revenue (St. Luke's Health System)TOB
VRDO	0.060%	8/7/14 LOC	15,000	15,000
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (BJC
Health System) VRDO	0.040%	8/7/14	67,175	67,175
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (BJC
Health System) VRDO	0.040%	8/7/14	28,000	28,000
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (BJC
Health System) VRDO	0.050%	8/7/14	61,200	61,200
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (BJC
Health System) VRDO	0.070%	8/7/14	40,645	40,645
Missouri Health & Educational Facilities
Authority Revenue (Ascension Health Credit
Group) VRDO	0.050%	8/7/14	22,000	22,000
Missouri Health & Educational Facilities
Authority Revenue (Ascension Health Credit
Group) VRDO	0.060%	8/7/14	23,810	23,810
1 Missouri Health & Educational Facilities
Authority Revenue (BJC Health System) TOB
VRDO	0.070%	8/7/14	64,995	64,995
1 Missouri Health & Educational Facilities
Authority Revenue (Washington University)
TOB VRDO	0.060%	8/7/14	15,800	15,800
1 Missouri Health & Educational Facilities
Authority Revenue (Washington University)
TOB VRDO	0.070%	8/7/14	5,570	5,570
Missouri Highways & Transportation
Commission Road Revenue VRDO	0.060%	8/7/14 LOC	8,950	8,950

St. Joseph MO Industrial Development Authority
Health Facilities Revenue (Heartland Regional
Medical Center) VRDO	0.060%	8/7/14 LOC	17,500	17,500
St. Louis MO General Fund TRAN	2.000%	5/29/15	32,500	32,996
				434,460
Multiple States (7.8%)
1 BlackRock Municipal Bond Investment Trust
VRDP VRDO	0.150%	8/7/14 LOC	8,500	8,500
1 BlackRock MuniYield Quality Fund, Inc. VRDP
VRDO	0.150%	8/7/14 LOC	27,000	27,000
Federal Home Loan Mortgage Corp. Multifamily
Housing Revenue TOB VRDO	0.070%	8/7/14 LOC	26,175	26,175
2 Federal Home Loan Mortgage Corp. Multifamily
Housing Revenue TOB VRDO	0.070%	8/7/14 LOC	11,500	11,500
Federal Home Loan Mortgage Corp. Multifamily
Housing Revenue TOB VRDO	0.080%	8/7/14 LOC	14,890	14,890
1 Federal Home Loan Mortgage Corp. Multifamily
Housing Revenue TOB VRDO	0.090%	8/7/14 LOC	15,365	15,365
1 Federal Home Loan Mortgage Corp. Multifamily
Housing Revenue TOB VRDO	0.110%	8/7/14 LOC	341,970	341,970
1 Federal Home Loan Mortgage Corp. Multifamily
Housing Revenue TOB VRDO	0.110%	8/7/14 LOC	34,872	34,872
1 Nuveen AMT-Free Municipal Income Fund
VRDP VRDO	0.140%	8/7/14 LOC	24,000	24,000
1 Nuveen Dividend Advantage Municipal Fund 2,
Inc. VRDP VRDO	0.160%	8/7/14 LOC	10,000	10,000
1 Nuveen Insured Municipal Opportunity Fund
VRDP VRDO	0.150%	8/7/14 LOC	203,500	203,500
1 Nuveen Municipal Advantage Fund VRDP
VRDO	0.140%	8/7/14 LOC	184,100	184,100
1 Nuveen Premium Income Municipal Fund 2, Inc.
VRDP VRDO	0.150%	8/7/14 LOC	42,000	42,000
1 Nuveen Premium Income Municipal Fund 4, Inc.
VRDP VRDO	0.140%	8/7/14 LOC	170,000	170,000
1 Nuveen Quality Income Municipal Fund, Inc.
VRDP VRDO	0.140%	8/7/14 LOC	236,500	236,500
1 Nuveen Select Quality Municipal Fund, Inc.
VRDP VRDO	0.150%	8/7/14 LOC	25,000	25,000
				1,375,372
Nebraska (1.3%)
Central Plains Energy Project Nebraska Gas
Project Revenue (Project No. 2) VRDO	0.060%	8/7/14	102,565	102,565
Lincoln NE Electric System Revenue CP	0.090%	9/5/14	15,500	15,500
1 Nebraska Investment Finance Authority
Multifamily Housing Revenue (Riverbend
Apartments Project) VRDO	0.090%	8/7/14 LOC	5,835	5,835
Nebraska Investment Finance Authority Single
Family Housing Revenue VRDO	0.060%	8/7/14	62,185	62,185
1 Omaha NE Public Power District Electric
Revenue TOB VRDO	0.060%	8/7/14	10,060	10,060
1 Omaha NE Public Power District Separate
Electric Revenue TOB VRDO	0.070%	8/7/14 (13)	34,610	34,610
				230,755

Nevada (1.8%)
Clark County NV Economic Development
Revenue (Opportunity Village Foundation
Project) VRDO	0.060%	8/7/14 LOC	17,000	17,000
1 Clark County NV GO TOB VRDO	0.060%	8/7/14 LOC	50,850	50,850
1 Clark County NV GO TOB VRDO	0.090%	8/7/14	7,615	7,615
1 Clark County NV Water Reclamation District GO
TOB VRDO	0.070%	8/7/14	7,495	7,495
1 Las Vegas NV GO TOB VRDO	0.060%	8/7/14	10,850	10,850
1 Las Vegas NV GO TOB VRDO	0.070%	8/7/14	8,330	8,330
Las Vegas Valley Water District Nevada GO CP	0.090%	8/5/14	16,000	16,000
Las Vegas Valley Water District Nevada GO CP	0.100%	8/5/14	37,945	37,945
Las Vegas Valley Water District Nevada GO CP	0.100%	8/7/14	38,995	38,995
Las Vegas Valley Water District Nevada GO CP	0.090%	9/2/14	9,000	9,000
Las Vegas Valley Water District Nevada GO CP	0.110%	9/10/14	53,000	53,000
1 Las Vegas Valley Water District Nevada GO
TOB VRDO	0.090%	8/7/14	4,685	4,685
Nevada GO	5.000%	2/1/15 (Prere.)	2,000	2,048
Nevada GO	5.000%	2/1/15 (Prere.)	5,000	5,121
1 Nevada GO TOB VRDO	0.110%	8/7/14	9,400	9,400
1 Nevada Higher Education Revenue TOB VRDO	0.060%	8/7/14 LOC	12,935	12,935
Nevada Housing Division Multi-Unit Housing
Revenue (City Center Project) VRDO	0.210%	8/7/14 LOC	7,440	7,440
1 Truckee Meadows NV Water Authority Water
Revenue TOB VRDO	0.060%	8/7/14 LOC	9,990	9,990
				308,699
New Hampshire (0.1%)
1 New Hampshire Health & Education Facilities
Authority Revenue (Dartmouth College) TOB
VRDO	0.060%	8/7/14	8,000	8,000
1 New Hampshire Health & Education Facilities
Authority Revenue (Dartmouth College) TOB
VRDO	0.060%	8/7/14	6,945	6,945
1 New Hampshire Health & Education Facilities
Authority Revenue (Dartmouth College) TOB
VRDO	0.070%	8/7/14	10,000	10,000
				24,945
New Jersey (2.6%)
Burlington County NJ BAN	0.750%	5/19/15	24,834	24,956
Hudson County NJ BAN	2.000%	12/5/14	25,535	25,684
3 Mahwah Township NJ BAN	1.000%	8/7/15	5,000	5,043
Mercer County NJ BAN	1.000%	12/2/14	25,000	25,068
Middlesex County NJ BAN	0.750%	6/5/15	10,000	10,052
Monmouth County NJ Improvement Authority
Revenue (Pooled Government Loan)	2.000%	12/4/14	6,000	6,037
New Jersey Economic Development Authority
Industrial Development Revenue (Ocean
Spray Cranberries Inc. Project) VRDO	0.160%	8/7/14 LOC	8,000	8,000
New Jersey Economic Development Authority
Revenue(Trustees of the Lawrenceville
School Project) VRDO	0.060%	8/1/14	6,600	6,600
1 New Jersey GO TOB VRDO	0.100%	8/1/14 LOC	129,000	129,000
1 New Jersey GO TOB VRDO	0.100%	8/1/14 LOC	59,995	59,995
New Jersey Housing & Mortgage Finance
Agency Multi-Family Housing Revenue VRDO	0.090%	8/7/14 LOC	35,900	35,900

New Jersey Housing & Mortgage Finance
Agency Single Family Housing Revenue
VRDO	0.060%	8/7/14	2,200	2,200
New Jersey Housing & Mortgage Finance
Agency Single Family Housing Revenue
VRDO	0.070%	8/7/14	3,500	3,500
New Jersey Housing & Mortgage Finance
Agency Single Family Housing Revenue
VRDO	0.070%	8/7/14	39,360	39,360
New Jersey Transportation Trust Fund Authority
Revenue	5.000%	6/15/15 (Prere.)	6,120	6,379
North Bergen Township NJ BAN	1.000%	4/1/15	10,645	10,702
1 Nuveen New Jersey Dividend Advantage
Municipal Fund VRDP VRDO	0.160%	8/7/14 LOC	15,000	15,000
1 Nuveen New Jersey Premium Income Municipal
Fund VRDP VRDO	0.140%	8/7/14 LOC	24,000	24,000
Paramus Borough NJ BAN	1.000%	2/20/15	10,100	10,138
Secaucus NJ BAN	1.000%	6/12/15	4,800	4,829
Wayne Township NJ BAN	0.750%	7/20/15	4,300	4,322
				456,765
New Mexico (0.8%)
1 New Mexico Educational Assistance Foundation
Revenue TOB VRDO	0.090%	8/7/14	39,395	39,395
New Mexico Hospital Equipment Loan Council
Hospital System Revenue (Presbyterian
Healthcare Services) VRDO	0.050%	8/7/14	12,165	12,165
New Mexico Municipal Energy Acquisition
Authority Gas Supply Revenue VRDO	0.110%	8/7/14	93,480	93,480
				145,040
New York (8.6%)
Albany NY GO BAN	1.000%	7/2/15	14,500	14,612
3 Islip NY BAN	0.500%	12/11/14	4,960	4,967
New York City NY GO	5.000%	8/1/15	24,690	25,886
New York City NY GO	5.000%	8/1/15	8,000	8,387
1 New York City NY GO TOB VRDO	0.060%	8/7/14	15,000	15,000
1 New York City NY GO TOB VRDO	0.070%	8/7/14	8,250	8,250
1 New York City NY GO TOB VRDO	0.080%	8/7/14	17,320	17,320
New York City NY GO VRDO	0.070%	8/1/14	16,600	16,600
New York City NY GO VRDO	0.060%	8/7/14 LOC	53,580	53,580
New York City NY Housing Development Corp.
Multi-Family Housing Revenue (201 Pearl
Street) VRDO	0.060%	8/7/14 LOC	18,000	18,000
1 New York City NY Housing Development Corp.
Multi-Family Housing Revenue TOB VRDO	0.070%	8/7/14	21,650	21,650
New York City NY Housing Development Corp.
Multi-Family Mortgage Revenue (Bruckner by
the Bridge) VRDO	0.060%	8/7/14 LOC	10,000	10,000
New York City NY Housing Development Corp.
Multi-Family Mortgage Revenue (Elliot
Chelsea Development) VRDO	0.070%	8/7/14 LOC	12,925	12,925
New York City NY Housing Development Corp.
Multi-Family Mortgage Revenue (Markham
Gardens Apartments) VRDO	0.060%	8/7/14 LOC	3,600	3,600
New York City NY Housing Development Corp.
Multi-Family Mortgage Revenue (West 26th
Street Development) VRDO	0.080%	8/7/14 LOC	10,000	10,000

New York City NY Housing Development Corp.
Multi-Family Rental Housing Revenue (2 Gold
Street) VRDO	0.050%	8/7/14	92,900	92,900
New York City NY Housing Development Corp.
Multi-Family Rental Housing Revenue (90
West Street) VRDO	0.060%	8/7/14 LOC	11,300	11,300
New York City NY Housing Development Corp.
Multi-Family Rental Housing Revenue
(Atlantic Court Apartments) VRDO	0.060%	8/7/14 LOC	5,000	5,000
New York City NY Housing Development Corp.
Multi-Family Rental Housing Revenue (The
Balton) VRDO	0.050%	8/7/14 LOC	7,500	7,500
New York City NY Industrial Development
Agency Civic Facility Revenue (New York Law
School) VRDO	0.050%	8/7/14 LOC	18,055	18,055
1 New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
TOB VRDO	0.070%	8/7/14	21,055	21,055
1 New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
TOB VRDO	0.070%	8/7/14	49,995	49,995
1 New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
TOB VRDO	0.070%	8/7/14	5,000	5,000
1 New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
TOB VRDO	0.070%	8/7/14	12,300	12,300
1 New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
TOB VRDO	0.070%	8/7/14	7,300	7,300
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.060%	8/1/14	7,000	7,000
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.070%	8/1/14	21,440	21,440
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.050%	8/7/14	79,840	79,840
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.060%	8/7/14	50,000	50,000
1 New York City NY Transitional Finance Authority
Building Aid Revenue TOB VRDO	0.090%	8/7/14	10,000	10,000
New York City NY Transitional Finance Authority
Future Tax Revenue VRDO	0.050%	8/7/14	90,700	90,700
New York City NY Transitional Finance Authority
Recovery Revenue VRDO	0.060%	8/1/14	4,200	4,200
New York Liberty Development Corp. Revenue
PUT	0.150%	12/17/14	87,500	87,500
New York Liberty Development Corp. Revenue
PUT	0.150%	12/17/14	141,000	141,000
New York Liberty Development Corp. Revenue
PUT	0.150%	12/17/14	11,500	11,500
1 New York Metropolitan Transportation Authority
Revenue (Dedicated Petroleum Tax) TOB
VRDO	0.060%	8/7/14 (13)	7,800	7,800

1 New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund) TOB VRDO	0.080%	8/7/14 (13)	15,935	15,935
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund) VRDO	0.050%	8/7/14 LOC	14,800	14,800
New York State Dormitory Authority Revenue
(Le Moyne College) VRDO	0.060%	8/7/14 LOC	4,130	4,130
1 New York State Dormitory Authority Revenue
(Mental Health Services Facilities
Improvement) TOB VRDO	0.150%	8/7/14	3,835	3,835
New York State Dormitory Authority Revenue
(New York Law School) VRDO	0.050%	8/7/14 LOC	6,895	6,895
New York State Dormitory Authority Revenue
(New York Public Library) VRDO	0.050%	8/7/14 LOC	4,660	4,660
1 New York State Dormitory Authority Revenue
(Personal Income Tax) TOB VRDO	0.060%	8/7/14	5,000	5,000
1 New York State Dormitory Authority Revenue
(Personal Income Tax) TOB VRDO	0.070%	8/7/14	6,420	6,420
1 New York State Dormitory Authority Revenue
(Vassar College) TOB VRDO	0.060%	8/7/14	1,000	1,000
1 New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds) TOB VRDO	0.070%	8/7/14	3,640	3,640
New York State Housing Finance Agency
Housing Revenue (10 Liberty Street) VRDO	0.050%	8/7/14 LOC	16,100	16,100
New York State Housing Finance Agency
Housing Revenue (100 Maiden Lane) VRDO	0.060%	8/7/14 LOC	16,500	16,500
New York State Housing Finance Agency
Housing Revenue (8 East 102nd Street)
VRDO	0.050%	8/7/14 LOC	12,000	12,000
New York State Housing Finance Agency
Housing Revenue (Chelsea Apartments)
VRDO	0.060%	8/7/14 LOC	10,000	10,000
New York State Housing Finance Agency
Housing Revenue (West 23rd Street) VRDO	0.070%	8/7/14 LOC	10,400	10,400
New York State Housing Finance Agency
Revenue (250 West 50th Street Project)
VRDO	0.060%	8/7/14 LOC	50,000	50,000
New York State Housing Finance Agency
Revenue (Maestro West Chelsea Housing)
VRDO	0.060%	8/7/14 LOC	13,000	13,000
New York State Mortgage Agency Homeowner
Mortgage Revenue VRDO	0.070%	8/1/14	12,920	12,920
New York State Mortgage Agency Homeowner
Mortgage Revenue VRDO	0.100%	8/1/14	13,150	13,150
New York State Mortgage Agency Homeowner
Mortgage Revenue VRDO	0.060%	8/7/14	25,000	25,000
New York State Mortgage Agency Homeowner
Mortgage Revenue VRDO	0.060%	8/7/14	25,605	25,605
New York State Urban Development Corp.
Revenue (Service Contract) VRDO	0.040%	8/7/14 LOC	36,945	36,945
New York State Urban Development Corp.
Revenue (Service Contract) VRDO	0.060%	8/7/14	39,500	39,500
New York State Urban Development Corp.
Revenue (Service Contract) VRDO	0.060%	8/7/14	36,780	36,780
North Hempstead NY BAN	0.500%	4/8/15	14,263	14,286
1 Nuveen New York AMT-Free Municipal Income
Fund VRDP VRDO	0.120%	8/7/14 LOC	31,000	31,000

1 Nuveen New York AMT-Free Municipal Income
Fund VRDP VRDO	0.120%	8/7/14 LOC	20,000	20,000
1 Nuveen New York AMT-Free Municipal Income
Fund VRDP VRDO	0.120%	8/7/14 LOC	25,500	25,500
1 Nuveen New York Performance Plus Municipal
Fund VRDP VRDO	0.150%	8/7/14 LOC	11,200	11,200
1 Port Authority of New York & New Jersey
Revenue TOB VRDO	0.110%	8/7/14	7,320	7,320
1 Port Authority of New York & New Jersey
Revenue TOB VRDO	0.110%	8/7/14	3,335	3,335
1 Port Authority of New York & New Jersey
Revenue TOB VRDO	0.110%	8/7/14	5,555	5,555
3 Port Washington NY Union Free School District
BAN	1.000%	8/7/15	3,475	3,504
Tompkins County NY BAN	1.000%	7/14/15	4,790	4,828
Triborough Bridge & Tunnel Authority New York
Revenue VRDO	0.060%	8/7/14 LOC	1,685	1,685
Triborough Bridge & Tunnel Authority New York
Revenue VRDO	0.060%	8/7/14 LOC	18,640	18,640
				1,513,230
North Carolina (2.1%)
Board of Governors of the University of North
Carolina Revenue (University of North
Carolina Hospitals at Chapel Hill) VRDO	0.070%	8/7/14	43,110	43,110
Cary NC GO VRDO	0.070%	8/7/14	4,360	4,360
1 Charlotte NC Water & Sewer System Revenue
TOB VRDO	0.060%	8/7/14	7,520	7,520
Mecklenburg County NC GO	4.000%	12/1/14	1,740	1,763
North Carolina Capital Facilities Finance Agency
(Duke University Project) CP	0.080%	8/6/14	14,500	14,500
North Carolina Capital Facilities Finance Agency
(Duke University Project) CP	0.080%	8/6/14	14,500	14,500
North Carolina Capital Facilities Finance Agency
(Duke University Project) CP	0.080%	8/7/14	14,500	14,500
North Carolina Capital Facilities Finance Agency
(Duke University Project) CP	0.080%	8/7/14	14,500	14,500
North Carolina Capital Facilities Finance Agency
(Duke University Project) CP	0.080%	8/14/14	18,500	18,500
1 North Carolina Capital Facilities Finance Agency
Revenue (Duke University Project) TOB
VRDO	0.080%	8/1/14	3,000	3,000
1 North Carolina Capital Facilities Finance Agency
Revenue (Duke University Project) TOB
VRDO	0.050%	8/7/14	9,200	9,200
1 North Carolina Capital Facilities Finance Agency
Revenue (Duke University Project) TOB
VRDO	0.060%	8/7/14	15,700	15,700
1 North Carolina Capital Facilities Finance Agency
Revenue (Duke University Project) TOB
VRDO	0.060%	8/7/14	28,600	28,600
1 North Carolina Capital Facilities Finance Agency
Revenue (Duke University Project) TOB
VRDO	0.060%	8/7/14	14,100	14,100
1 North Carolina Capital Facilities Finance Agency
Revenue (Duke University Project) TOB
VRDO	0.070%	8/7/14	2,495	2,495

North Carolina Capital Facilities Finance Agency
Revenue (Meredith College) VRDO	0.060%	8/7/14 LOC	7,105	7,105
North Carolina Capital Facilities Finance Agency
Revenue (YMCA of the Triangle) VRDO	0.080%	8/7/14 LOC	10,135	10,135
North Carolina Capital Facilities Finance Agency
Revenue (YMCA of the Triangle) VRDO	0.090%	8/7/14 LOC	11,510	11,510
1 North Carolina Capital Improvement Revenue
TOB VRDO	0.060%	8/7/14	10,645	10,645
North Carolina Educational Facilities Finance
Agency Revenue (Duke University) VRDO	0.040%	8/7/14	19,685	19,685
North Carolina GO	5.000%	3/1/15	7,000	7,199
North Carolina Limited Obligation Revenue	4.000%	11/1/14	2,000	2,019
North Carolina Medical Care Commission Health
Care Facilities Revenue (Lenoir Memorial
Hospital Project) VRDO	0.050%	8/7/14 LOC	12,575	12,575
North Carolina Medical Care Commission
Hospital Revenue (Baptist Hospital) VRDO	0.060%	8/7/14 LOC	6,095	6,095
2 North Carolina Medical Care Commission
Hospital Revenue (Moses Cone Health
System) PUT	0.180%	2/26/15	11,905	11,905
Raleigh Durham NC Airport Authority Revenue
VRDO	0.050%	8/7/14 LOC	13,700	13,700
1 Sampson County NC COP TOB VRDO	0.060%	8/7/14 LOC	5,000	5,000
1 University of North Carolina University Revenue
TOB VRDO	0.060%	8/7/14	25,345	25,345
1 University of North Carolina University Revenue
TOB VRDO	0.070%	8/7/14	6,710	6,710
Winston-Salem NC Water & Sewer System
Revenue VRDO	0.050%	8/7/14	13,660	13,660
				369,636
North Dakota (0.2%)
North Dakota Housing Finance Agency Home
Mortgage Revenue VRDO	0.070%	8/7/14	19,950	19,950
North Dakota Housing Finance Agency Home
Mortgage Revenue VRDO	0.070%	8/7/14	9,600	9,600
				29,550
Ohio (2.6%)
Akron OH Bath & Copley Joint Township
Hospital District Revenue (Akron General
Health System) VRDO	0.090%	8/7/14 LOC	600	600
Akron OH Income Tax Revenue BAN	1.000%	11/12/14	3,095	3,101
1 Allen County OH Hospital Facilities Revenue
(Catholic Healthcare Partners) TOB VRDO	0.070%	8/7/14	11,010	11,010
Butler County OH BAN	0.300%	7/30/15	2,400	2,400
1 Columbus OH GO TOB VRDO	0.060%	8/7/14	10,045	10,045
Columbus OH Regional Airport Authority Airport
Revenue (Oasbo Expanded Asset Program)
VRDO	0.060%	8/7/14 LOC	15,440	15,440
Columbus OH Regional Airport Authority Airport
Revenue (Oasbo Expanded Asset Program)
VRDO	0.060%	8/7/14 LOC	16,565	16,565
Columbus OH Regional Airport Authority
Revenue (Pooled Financing Program) VRDO	0.060%	8/7/14 LOC	5,245	5,245
Dayton OH City School District BAN	1.250%	10/15/14	14,750	14,779
Franklin County OH Hospital Facilities Revenue
(OhioHealth Corp.) VRDO	0.040%	8/7/14	49,150	49,150

2 Franklin County OH Hospital Facilities Revenue
(OhioHealth Corp.) PUT	0.090%	6/3/15	10,000	10,000
Franklin County OH Hospital Facilities Revenue
(OhioHealth Corp.) VRDO	0.040%	8/7/14	24,400	24,400
Franklin County OH Hospital Facilities Revenue
(US Health Corp. of Columbus) VRDO	0.060%	8/7/14 LOC	6,380	6,380
Franklin County OH Hospital Revenue
(Nationwide Hospital) VRDO	0.040%	8/7/14	10,200	10,200
2 Franklin County OH Revenue (Trinity Health
Credit Group) PUT	0.130%	2/26/15	9,685	9,685
Huber Heights OH BAN	1.000%	11/7/14	5,500	5,510
Lancaster Port Authority Ohio Gas Revenue
VRDO	0.090%	8/7/14	57,900	57,900
1 Nuveen Ohio Quality Income Municipal Fund
VRDP VRDO	0.150%	8/7/14 LOC	11,000	11,000
Ohio Air Quality Development Authority
Revenue (Ohio Valley Electric Corp. Project)
VRDO	0.050%	8/7/14 LOC	4,000	4,000
Ohio Common Schools GO VRDO	0.050%	8/7/14	15,475	15,475
Ohio GO VRDO	0.040%	8/7/14	2,100	2,100
Ohio GO VRDO	0.060%	8/7/14	8,375	8,375
Ohio Higher Educational Facility Commission
Revenue (Cleveland Clinic Health System
Obligated Group) VRDO	0.060%	8/1/14	1,000	1,000
1 Ohio Hospital Revenue (Cleveland Clinic Health
System Obligated Group) TOB VRDO	0.080%	8/1/14	4,500	4,500
Ohio Housing Finance Agency Residential
Mortgage Revenue VRDO	0.070%	8/7/14	30,345	30,345
Ohio Housing Finance Agency Residential
Mortgage Revenue VRDO	0.080%	8/7/14	19,600	19,600
Ohio Housing Finance Agency Residential
Mortgage Revenue VRDO	0.080%	8/7/14	2,860	2,860
Ohio Housing Finance Agency Residential
Mortgage Revenue VRDO	0.080%	8/7/14	24,550	24,550
Ohio Housing Finance Agency Residential
Mortgage Revenue VRDO	0.090%	8/7/14	20,540	20,540
Ohio State University General Receipts
Revenue VRDO	0.040%	8/7/14	39,160	39,160
Ohio State University General Receipts
Revenue VRDO	0.050%	8/7/14	13,495	13,495
1 South-Western City OH School District GO TOB
VRDO	0.060%	8/7/14	4,980	4,980
				454,390
Oklahoma (0.0%)
1 Oklahoma Housing Finance Agency Single
Family Mortgage Revenue (Homeownership
Loan Program) TOB PUT	0.160%	10/15/14	1,795	1,795

Oregon (1.1%)
Oregon Facilities Authority Revenue (Reed
College Projects) VRDO	0.080%	8/7/14	34,775	34,775
Oregon Health & Science University Revenue
VRDO	0.050%	8/7/14 LOC	15,925	15,925
1 Oregon Housing & Community Service
Department Single Family Mortgage Revenue
TOB VRDO	0.110%	8/7/14	8,665	8,665

Oregon Housing & Community Service
Department Single Family Mortgage Revenue
VRDO	0.060%	8/7/14	6,640	6,640
Oregon Housing & Community Service
Department Single Family Mortgage Revenue
VRDO	0.090%	8/7/14	15,000	15,000
Oregon TAN	2.000%	6/15/15	117,000	118,913
				199,918
Pennsylvania (1.4%)
1 Abington PA School District GO TOB VRDO	0.060%	8/7/14 LOC	4,400	4,400
1 Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center) TOB VRDO	0.060%	8/7/14 LOC	11,300	11,300
1 Central Bradford PA Progress Authority
Revenue (Robert Packer Hospital) TOB
VRDO	0.060%	8/7/14 LOC	4,935	4,935
Delaware County PA Industrial Development
Authority Solid Waste Revenue (Scott Paper
Co.) VRDO	0.080%	8/7/14	11,300	11,300
Emmaus PA General Authority Revenue VRDO	0.050%	8/7/14 LOC	6,185	6,185
1 Manheim Township PA School District GO TOB
VRDO	0.060%	8/7/14 LOC	6,830	6,830
Northampton County PA General Purpose
Authority University Revenue (Lafayette
College) VRDO	0.080%	8/7/14	14,290	14,290
Nuveen PA Investment Quality Municipal Fund
VRDP VRDO	0.160%	8/7/14 LOC	22,000	22,000
Pennsylvania Economic Development Financing
Authority Unemployment Compensation
Revenue VRDO	0.050%	8/7/14 LOC	13,775	13,775
1 Pennsylvania Higher Educational Facilities
Authority Revenue (Foundation for Indiana
University of Pennsylvania Student Housing)
TOB VRDO	0.060%	8/7/14 LOC	9,700	9,700
1 Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue TOB VRDO	0.160%	8/7/14	3,875	3,875
Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue VRDO	0.060%	8/7/14	11,825	11,825
Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue VRDO	0.060%	8/7/14	20,000	20,000
Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue VRDO	0.060%	8/7/14	14,815	14,815
Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue VRDO	0.060%	8/7/14	32,190	32,190
Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue VRDO	0.060%	8/7/14	11,900	11,900
Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue VRDO	0.060%	8/7/14	26,750	26,750
1 Pennsylvania State University Revenue TOB
VRDO	0.060%	8/7/14 LOC	5,200	5,200
1 Philadelphia PA Authority for Industrial
Development Revenue (Girard Estate
Aramark Project) VRDO	0.110%	8/7/14 LOC	15,350	15,350
				246,620

Rhode Island (0.1%)
1 Narragansett RI Commission Wastewater
System Revenue TOB VRDO	0.060%	8/7/14 LOC	11,750	11,750
Rhode Island Health & Educational Building
Corp. Health Facilities Revenue (St. Antoine)
VRDO	0.070%	8/7/14 LOC	7,400	7,400
Rhode Island Health & Educational Building
Corp. Health Facilities Revenue (St. Antoine)
VRDO	0.070%	8/7/14 LOC	5,430	5,430
				24,580
South Carolina (0.7%)
1 Charleston SC Educational Excellence
Financing Corp. Revenue (Charleston County
School District, South Carolina Project) TOB
VRDO	0.060%	8/7/14	1,550	1,550
Richland County SC BAN	1.000%	11/6/14	50,000	50,107
South Carolina GO	4.000%	4/1/15	590	605
South Carolina GO	4.000%	4/1/15	1,285	1,318
South Carolina GO	4.000%	6/1/15	3,500	3,612
1 South Carolina Housing Finance & Development
Authority Revenue TOB VRDO	0.070%	8/7/14	6,315	6,315
South Carolina Jobs Economic Development
Authority Industrial Revenue (South Carolina
Electric & Gas Co. Project) VRDO	0.070%	8/7/14 LOC	6,900	6,900
1 South Carolina Public Service Authority
Revenue TOB VRDO	0.060%	8/7/14 LOC	20,195	20,195
1 South Carolina Public Service Authority
Revenue TOB VRDO	0.060%	8/7/14 LOC	30,185	30,185
				120,787
South Dakota (0.2%)
South Dakota Housing Development Authority
Homeownership Mortgage Revenue VRDO	0.060%	8/7/14	20,155	20,155
South Dakota Housing Development Authority
Homeownership Mortgage Revenue VRDO	0.060%	8/7/14	17,000	17,000
				37,155
Tennessee (2.4%)
Blount County & Alcoa & Maryville TN Industrial
Development Board Revenue (Local
Government Public Improvement) VRDO	0.050%	8/7/14 LOC	4,600	4,600
Blount County TN Public Building Authority
Revenue (Local Government Public
Improvement) VRDO	0.050%	8/7/14 LOC	10,685	10,685
Blount County TN Public Building Authority
Revenue (Local Government Public
Improvement) VRDO	0.050%	8/7/14 LOC	14,170	14,170
Blount County TN Public Building Authority
Revenue (Local Government Public
Improvement) VRDO	0.050%	8/7/14	18,300	18,300
1 Knoxville TN Waste Water System Revenue
TOB VRDO	0.070%	8/7/14	15,945	15,945
Metropolitan Government of Nashville &
Davidson County TN GO CP	0.130%	4/5/15	12,500	12,500
1 Metropolitan Government of Nashville &
Davidson County TN Health & Educational
Facilities Board Revenue (Vanderbilt
University) TOB VRDO	0.070%	8/7/14	8,250	8,250

1 Rutherford County TN Health & Educational
Facilities Board Revenue (Ascension Health
Credit Group) TOB VRDO	0.070%	8/7/14	6,250	6,250
Sevier County TN Public Building Authority
Local Government Public Improvement
Revenue VRDO	0.050%	8/7/14 LOC	4,500	4,500
Sevier County TN Public Building Authority
Local Government Public Improvement
Revenue VRDO	0.050%	8/7/14	23,600	23,600
Sevier County TN Public Building Authority
Local Government Public Improvement
Revenue VRDO	0.110%	8/7/14 LOC	11,100	11,100
Shelby County TN GO VRDO	0.050%	8/7/14	70,000	70,000
Tennessee GO CP	0.100%	8/5/14	25,000	25,000
Tennessee GO CP	0.110%	8/6/14	20,000	20,000
Tennessee GO CP	0.100%	8/13/14	20,000	20,000
Tennessee GO CP	0.080%	8/28/14	45,000	45,000
Tennessee GO CP	0.080%	8/29/14	62,627	62,627
Tennessee GO CP	0.110%	9/2/14	16,500	16,500
Tennessee GO CP	0.100%	10/15/14	25,000	25,000
1 Tennessee Housing Development Agency
Homeownership Program Revenue TOB
VRDO	0.110%	8/7/14	8,320	8,320
				422,347
Texas (10.5%)
Arlington TX Independent School District GO	5.000%	2/15/15 (Prere.)	7,225	7,412
1 Austin TX Water & Wastewater System
Revenue TOB VRDO	0.060%	8/7/14 (13)	5,635	5,635
1 Austin TX Water & Wastewater System
Revenue TOB VRDO	0.060%	8/7/14 LOC	16,795	16,795
1 Beaumont TX Independent School District
School Building GO TOB VRDO	0.100%	8/7/14	10,010	10,010
Board of Regents of the University of Texas
System Revenue Financing System Revenue
VRDO	0.040%	8/7/14	40,900	40,900
1 Comal TX Independent School District GO TOB
VRDO	0.060%	8/7/14 LOC	10,095	10,095
1 Conroe TX Independent School District GO TOB
VRDO	0.070%	8/7/14	6,010	6,010
Dallas Area Rapid Transit Senior Subordinate
Lien Sales Tax CP	0.100%	8/6/14	10,000	10,000
Dallas Area Rapid Transit Senior Subordinate
Lien Sales Tax CP	0.100%	8/13/14	10,000	10,000
Dallas Area Rapid Transit Senior Subordinate
Lien Sales Tax CP	0.080%	8/27/14	12,500	12,500
Dallas Area Rapid Transit Senior Subordinate
Lien Sales Tax CP	0.080%	8/28/14	12,500	12,500
Dallas Area Rapid Transit Senior Subordinate
Lien Sales Tax CP	0.080%	11/5/14	20,000	20,000
1 Dallas TX Area Rapid Transit Sales Tax
Revenue TOB VRDO	0.060%	8/7/14 LOC	19,305	19,305
1 Dallas TX Area Rapid Transit Sales Tax
Revenue TOB VRDO	0.060%	8/7/14	18,145	18,145
1 Dallas TX Area Rapid Transit Sales Tax
Revenue TOB VRDO	0.060%	8/7/14	5,500	5,500
1 Dallas TX Area Rapid Transit Sales Tax
Revenue TOB VRDO	0.080%	8/7/14	12,465	12,465

1 Dallas TX Independent School District GO TOB
VRDO	0.060%	8/7/14	14,720	14,720
Frisco TX GO	4.000%	2/15/15	1,250	1,276
Garland TX Electric Utility System Revenue CP	0.080%	9/29/14 LOC	5,000	5,000
1 Harris County TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Memorial
Hermann Healthcare System) TOB VRDO	0.060%	8/7/14 LOC	22,000	22,000
Harris County TX Cultural Education Facilities
Finance Corp. Revenue (Methodist Hospital
System) VRDO	0.080%	8/1/14	5,900	5,900
1 Harris County TX GO TOB VRDO	0.070%	8/7/14	8,070	8,070
1 Harris County TX Health Facilities Development
Corp. Hospital Revenue (Memorial Hermann
Healthcare System) TOB VRDO	0.060%	8/7/14 LOC	13,000	13,000
Harris County TX Health Facilities Development
Corp. Revenue (Methodist Hospital System)
VRDO	0.080%	8/1/14	2,200	2,200
3 Harris County TX TAN	1.000%	2/27/15	43,500	43,723
3 Harris County TX TAN	2.000%	2/27/15	12,500	12,634
Harris County TX Toll Road Revenue	5.000%	8/15/14 (Prere.)	18,000	18,033
1 Harris County TX Toll Road Revenue TOB
VRDO	0.070%	8/7/14 (13)	5,200	5,200
1 Houston TX Airport System Revenue TOB
VRDO	0.060%	8/7/14	12,000	12,000
Houston TX Higher Education Finance Corp.
Revenue (Rice University Project) CP	0.110%	11/13/14	9,535	9,535
1 Houston TX Higher Education Finance Corp.
Revenue (Rice University Project) TOB VRDO	0.070%	8/7/14	6,665	6,665
Houston TX TRAN	1.000%	6/30/15	37,500	37,804
1 Houston TX Utility System Revenue TOB VRDO	0.060%	8/7/14 LOC	15,195	15,195
1 Houston TX Utility System Revenue TOB VRDO	0.060%	8/7/14	12,240	12,240
Houston TX Utility System Revenue VRDO	0.060%	8/7/14 LOC	20,000	20,000
1 Hutto TX Independent School District GO TOB
VRDO	0.070%	8/7/14	21,130	21,130
1 Leander TX Independent School District GO
TOB VRDO	0.060%	8/7/14	15,280	15,280
1 Lone Star College System Texas Revenue TOB
VRDO	0.070%	8/7/14	11,740	11,740
1 McKinney TX Independent School District GO
TOB VRDO	0.060%	8/7/14 LOC	10,115	10,115
Mesquite TX Independent School District GO
PUT	0.130%	8/13/14	18,255	18,255
1 North East TX Independent School District GO
TOB VRDO	0.060%	8/7/14 LOC	5,000	5,000
1 North East TX Independent School District GO
TOB VRDO	0.060%	8/7/14	31,305	31,305
1 North East TX Independent School District GO
TOB VRDO	0.070%	8/7/14	3,355	3,355
1 North Texas Health Facilities Development
Corp. Hospital Revenue (United Regional
Health Care System) TOB VRDO	0.060%	8/7/14 LOC	13,060	13,060
1 North Texas Tollway Authority System Revenue
TOB VRDO	0.070%	8/7/14 (13)	10,000	10,000
1 North Texas Tollway Authority System Revenue
TOB VRDO	0.070%	8/7/14 (13)	6,000	6,000
1 North Texas Tollway Authority System Revenue
TOB VRDO	0.120%	8/7/14 (13)	22,360	22,360

1 Northside TX Independent School District GO
TOB VRDO	0.060%	8/7/14	17,315	17,315
1 Northside TX Independent School District GO
TOB VRDO	0.060%	8/7/14	4,500	4,500
Northwest Texas Independent School District
GO VRDO	0.060%	8/7/14	8,170	8,170
1 Pearland TX GO TOB VRDO	0.060%	8/7/14 LOC	10,090	10,090
1 Pearland TX Independent School District GO
TOB VRDO	0.110%	8/7/14	9,000	9,000
1 Plano TX Independent School District GO TOB
VRDO	0.060%	8/7/14	7,055	7,055
1 San Antonio TX Electric & Gas Systems
Revenue TOB VRDO	0.060%	8/7/14	15,800	15,800
1 San Antonio TX Electric & Gas Systems
Revenue TOB VRDO	0.060%	8/7/14	14,465	14,465
1 San Antonio TX Electric & Gas Systems
Revenue TOB VRDO	0.070%	8/7/14	4,700	4,700
San Antonio TX Electric & Gas Systems
Revenue VRDO	0.070%	8/7/14	96,400	96,400
1 San Antonio TX Public Facilities Corp. Lease
Revenue TOB VRDO	0.060%	8/7/14 LOC	11,615	11,615
1 San Antonio TX Water Revenue TOB VRDO	0.060%	8/7/14 LOC	11,030	11,030
1 San Antonio TX Water Revenue TOB VRDO	0.060%	8/7/14	21,550	21,550
Southwest Texas Higher Education Authority
Inc. Revenue (Southern Methodist University
Project) VRDO	0.040%	8/7/14	16,600	16,600
Tarrant County TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Baylor
Health Care System Project) VRDO	0.050%	8/7/14 LOC	21,100	21,100
Tarrant County TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Scott &
White Healthcare Project) VRDO	0.070%	8/7/14 LOC	55,000	55,000
Tarrant County TX Cultural Education Facilities
Finance Corp. Revenue (CHRISTUS Health)
VRDO	0.060%	8/7/14 LOC	38,305	38,305
Tarrant County TX Cultural Education Facilities
Finance Corp. Revenue (CHRISTUS Health)
VRDO	0.070%	8/7/14 LOC	43,900	43,900
1 Tarrant County TX Cultural Education Facilities
Finance Corp. Revenue (Texas Health
Resources) TOB VRDO	0.070%	8/7/14	9,875	9,875
Tarrant County TX Cultural Education Facilities
Finance Corp. Revenue (Texas Health
Resources) VRDO	0.040%	8/7/14	28,700	28,700
Texas (Veterans Housing Assistance Program)
GO VRDO	0.090%	8/7/14	37,870	37,870
1 Texas Department of Housing & Community
Affairs Single Family Revenue TOB VRDO	0.120%	8/7/14	810	810
Texas GO	5.000%	10/1/14	7,530	7,591
1 Texas GO TOB VRDO	0.090%	8/7/14	5,360	5,360
1 Texas GO TOB VRDO	0.140%	8/7/14	8,750	8,750
Texas Public Finance Authority GO CP	0.070%	8/19/14	5,000	5,000
Texas Tech University CP	0.080%	9/4/14	7,825	7,825
Texas Tech University CP	0.080%	10/1/14	18,500	18,500
Texas TRAN	2.000%	8/28/14	420,000	420,560
1 Texas Transportation Commission Revenue
TOB VRDO	0.060%	8/7/14	20,355	20,355

1 Texas Transportation Commission Revenue
TOB VRDO	0.070%	8/7/14	13,775	13,775
1 Texas Transportation Commission Revenue
TOB VRDO	0.070%	8/7/14	7,500	7,500
1 Texas Water Development Board Revenue TOB
VRDO	0.110%	8/7/14	7,500	7,500
Travis County TX GO	1.500%	3/1/15	4,725	4,762
1 University of Texas Permanent University Fund
Revenue TOB VRDO	0.060%	8/7/14	12,560	12,560
University of Texas Permanent University Fund
Revenue VRDO	0.030%	8/7/14	98,680	98,680
University of Texas System Revenue Financing
System Revenue VRDO	0.030%	8/7/14	72,030	72,030
University of Texas System Revenue Financing
System Revenue VRDO	0.050%	8/7/14	7,000	7,000
				1,851,665
Utah (0.6%)
Murray UT Hospital Revenue (IHC Health
Services) VRDO	0.040%	8/7/14	34,600	34,600
2 Utah County UT Hospital Revenue (IHC Health
Services) PUT	0.000%	2/26/15	7,600	7,600
2 Utah County UT Hospital Revenue (IHC Health
Services) PUT	0.000%	2/26/15	8,000	8,000
1 Utah Housing Corp. Single Family Mortgage
Revenue TOB VRDO	0.560%	8/7/14	880	880
Utah Housing Finance Agency Single Family
Mortgage Revenue VRDO	0.100%	8/7/14	4,900	4,900
Utah Housing Finance Agency Single Family
Mortgage Revenue VRDO	0.100%	8/7/14	2,700	2,700
1 Utah Transit Authority Sales Tax Revenue TOB
VRDO	0.060%	8/7/14	16,850	16,850
1 Utah Transit Authority Sales Tax Revenue TOB
VRDO	0.060%	8/7/14	10,690	10,690
1 Utah Transit Authority Sales Tax Revenue TOB
VRDO	0.110%	8/7/14	9,720	9,720
				95,940
Vermont (0.1%)
Vermont Educational & Health Buildings
Financing Agency Hospital Revenue (Fletcher
Allen Health Care Project) VRDO	0.060%	8/7/14 LOC	14,370	14,370
1 Vermont Housing Finance Agency Revenue
TOB VRDO	0.110%	8/7/14	40	40
				14,410
Virginia (1.6%)
Alexandria VA Industrial Development Authority
Revenue (Institute for Defense Analyses
Project) VRDO	0.070%	8/7/14 LOC	7,280	7,280
Capital Region Airport Commission Virginia
Passenger Facility Charge Revenue VRDO	0.110%	8/7/14 LOC	13,395	13,395
Chesterfield County VA GO	4.000%	1/1/15	5,995	6,091
Fairfax County VA Industrial Development
Authority Hospital Revenue (Inova Health
System Hospital Project) VRDO	0.060%	8/7/14	24,150	24,150
Fairfax County VA Public Improvement GO	3.000%	10/1/14	7,750	7,787
1 Hampton VA Roads Sanitation District
Wastewater Revenue TOB VRDO	0.060%	8/7/14	18,940	18,940

Hanover County VA Economic Development
Authority Revenue (Bon Secours Health
System Inc.) VRDO	0.050%	8/7/14 LOC	15,100	15,100
Harrisonburg VA Industrial Development
Authority Revenue (Mennonite Retirement)
VRDO	0.050%	8/7/14 LOC	4,500	4,500
Loudoun County VA GO	3.000%	12/1/14	3,725	3,761
1 Newport News VA GO TOB VRDO	0.070%	8/7/14	10,655	10,655
Norfolk VA GO VRDO	0.050%	8/7/14	23,495	23,495
Stafford County VA Industrial Development
Authority Revenue (VML/VACo
Commonwealth Loan Program) VRDO	0.070%	8/7/14 LOC	3,600	3,600
Tobacco Settlement Financing Corp. Virginia
Revenue	5.625%	6/1/15 (Prere.)	6,850	7,160
1 University of Virginia Revenue TOB VRDO	0.080%	8/1/14	6,110	6,110
1 University of Virginia Revenue TOB VRDO	0.060%	8/7/14	22,325	22,325
Virginia College Building Authority Educational
Facilities Revenue (21St Century College &
Equipment Programs)	5.000%	2/1/15	9,445	9,673
Virginia College Building Authority Educational
Facilities Revenue (21St Century College &
Equipment Programs)	5.000%	2/1/15	3,060	3,134
1 Virginia College Building Authority Educational
Facilities Revenue (Public Higher Education
Financing Program) TOB VRDO	0.060%	8/7/14	12,105	12,105
1 Virginia Commonwealth Transportation Revenue
TOB PUT	0.120%	9/25/14	8,700	8,700
1 Virginia Housing Development Authority
Commonwealth Mortgage Revenue TOB
VRDO	0.080%	8/7/14	5,000	5,000
Virginia Public Building Authority Public Facilities
Revenue VRDO	0.050%	8/7/14	49,800	49,800
Virginia Public School Authority Revenue	4.000%	8/1/14	1,750	1,750
1 Virginia Resources Authority Clean Water
Revenue (State Revolving Fund) TOB VRDO	0.060%	8/7/14	9,490	9,490
1 Virginia Resources Authority Clean Water
Revenue (State Revolving Fund) TOB VRDO	0.060%	8/7/14	8,900	8,900
				282,901
Washington (2.1%)
1 Central Puget Sound WA Regional Transit
Authority Sales & Use Tax Revenue TOB
VRDO	0.060%	8/7/14	12,240	12,240
Chelan County WA Public Utility District No. 1
Consolidated System Revenue VRDO	0.050%	8/7/14	30,350	30,350
1 King County WA GO TOB VRDO	0.100%	8/7/14	6,760	6,760
1 King County WA Sewer Revenue TOB VRDO	0.060%	8/7/14	2,100	2,100
1 Seattle WA Drain & Wastewater Revenue TOB
VRDO	0.060%	8/7/14	9,815	9,815
1 Seattle WA Drain & Wastewater Revenue TOB
VRDO	0.060%	8/7/14	11,200	11,200
Seattle WA GO	1.000%	10/1/14	4,200	4,206
Tacoma WA Electric System Rev	4.125%	7/1/15 (Prere.)	7,500	7,771
Tacoma WA Housing Authority Revenue
(Sunset Apartment Projects) VRDO	0.090%	8/7/14 LOC	13,100	13,100
1 University of Washington Revenue TOB VRDO	0.060%	8/7/14 LOC	38,200	38,200
Washington GO	2.000%	8/1/14	2,915	2,915
1 Washington GO TOB VRDO	0.060%	8/7/14	10,420	10,420

1 Washington GO TOB VRDO	0.060%	8/7/14	15,020	15,020
1 Washington GO TOB VRDO	0.070%	8/7/14	5,100	5,100
1 Washington GO TOB VRDO	0.070%	8/7/14	21,120	21,120
1 Washington GO TOB VRDO	0.070%	8/7/14	10,000	10,000
1 Washington GO TOB VRDO	0.070%	8/7/14	2,000	2,000
1 Washington Health Care Facilities Authority
Revenue (Providence Health & Services) TOB
VRDO	0.060%	8/7/14	12,475	12,475
1 Washington Health Care Facilities Authority
Revenue (Providence Health & Services) TOB
VRDO	0.060%	8/7/14	8,610	8,610
Washington Health Care Facilities Authority
Revenue (Providence Health & Services)
VRDO	0.090%	8/7/14	73,250	73,250
1 Washington Health Care Facilities Authority
Revenue (Seattle Children's Hospital) TOB
VRDO	0.060%	8/7/14	10,800	10,800
1 Washington Health Care Facilities Authority
Revenue (Seattle Children's Hospital) TOB
VRDO	0.070%	8/7/14	9,995	9,995
Washington Higher Education Facilities
Authority Revenue (Seattle University) VRDO	0.060%	8/7/14 LOC	15,630	15,630
Washington Higher Education Facilities
Authority Revenue (Whitman College Project)
VRDO	0.060%	8/7/14	14,000	14,000
Washington Housing Finance Commission Multi-
Family Housing Revenue (New Haven
Apartments Project) VRDO	0.060%	8/7/14 LOC	4,000	4,000
Washington Housing Finance Commission Multi-
Family Housing Revenue (Vintage at
Silverdale Senior Living Project) VRDO	0.090%	8/7/14 LOC	11,880	11,880
				362,957
West Virginia (0.5%)
West Virginia Hospital Finance Authority
Hospital Revenue (Cabell Huntington Hospital
Inc.) VRDO	0.050%	8/7/14 LOC	9,200	9,200
West Virginia Hospital Finance Authority
Hospital Revenue (Charleston Area Medical
Center Inc.) VRDO	0.080%	8/7/14 LOC	79,215	79,215
				88,415
Wisconsin (2.3%)
Madison WI Metropolitan School District TRAN	1.000%	9/9/14	64,500	64,556
Milwaukee WI (Extendible) CP	0.120%	2/1/15	15,000	15,000
Milwaukee WI Redevelopment Authority
Redevelopment Lease Revenue (University
Wisconsin Kenilworth Project) VRDO	0.060%	8/7/14 LOC	5,800	5,800
Oak Creek WI GO	2.000%	4/1/15	4,050	4,098
3 Racine WI Unified School District BANS	1.700%	7/15/15	9,200	9,267
1 Wisconsin Annual Appropriation Revenue TOB
VRDO	0.070%	8/7/14	11,085	11,085
Wisconsin Department of Transportation
Revenue CP	0.120%	12/4/14	17,500	17,500
Wisconsin GO	5.000%	5/1/15 (Prere.)	1,250	1,295
Wisconsin GO CP	0.110%	12/27/14	27,200	27,200
Wisconsin GO CP	0.120%	2/1/15	76,682	76,682
Wisconsin GO CP	0.120%	2/2/15	17,456	17,456

1 Wisconsin GO TOB VRDO	0.060%	8/7/14	18,920	18,920
1 Wisconsin Health & Educational Facilities
Authority Revenue (Ascension Health Credit
Group) TOB VRDO	0.070%	8/7/14	750	750
Wisconsin Health & Educational Facilities
Authority Revenue (Felician Services Inc.)
VRDO	0.090%	8/7/14 LOC	8,740	8,740
Wisconsin Health & Educational Facilities
Authority Revenue (Gundersen Lutheran)
VRDO	0.090%	8/7/14 LOC	22,000	22,000
Wisconsin Health & Educational Facilities
Authority Revenue (Hospital Sisters Services
Inc.) VRDO	0.070%	8/7/14 LOC	17,050	17,050
1 Wisconsin Housing & Economic Development
Authority Home Ownership Revenue TOB
VRDO	0.120%	8/7/14	2,485	2,485
Wisconsin Housing & Economic Development
Authority Home Ownership Revenue VRDO	0.070%	8/7/14	22,930	22,930
Wisconsin Housing & Economic Development
Authority Home Ownership Revenue VRDO	0.080%	8/7/14	45,875	45,875
Wisconsin Housing & Economic Development
Authority Multi-Family Revenue VRDO	0.060%	8/7/14	22,000	22,000
				410,689
Wyoming (0.1%)
Converse County WY Pollution Control Revenue
(PacifiCorp Projects) VRDO	0.070%	8/7/14 LOC	16,000	16,000
Sweetwater County WY Pollution Control
Revenue (PacifiCorp Projects) VRDO	0.090%	8/1/14 LOC	8,100	8,100
				24,100
Total Tax-Exempt Municipal Bonds (Cost $17,078,775)				17,078,775
			Shares
Temporary Cash Investment (4.7%)
Money Market Fund (4.7%)
4 Vanguard Municipal Cash Management Fund
(Cost $821,643)	0.062%		821,643,000	821,643

Total Investments (101.9%) (Cost $17,900,418)				17,900,418
Other Assets and Liabilities-Net (-1.9%)				(327,831)
Net Assets (100%)				17,572,587
1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2014, the aggregate value of these securities was $5,231,757,000, representing 29.8% of net assets.
2 Adjustable-rate security.
3 Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of
July 31, 2014.
4 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.

KEY TO ABBREVIATIONS

ARS - Auction Rate Security.
BAN - Bond Anticipation Note.

Tax-Exempt Money Market Fund

COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
PILOT – Payments in Lieu of Taxes.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
VRDO - Variable Rate Demand Obligation.
VRDP - Variable Rate Demand Preferred.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) AGC (Assured Guaranty Corporation).
(13) BHAC (Berkshire Hathaway Assurance Corporation).
(14) NPFG (National Public Finance Guarantee Corporation).
(15) BAM (Build America Mutual Assurance Company).
(16) MAC (Municipal Assurance Corporation).
(17) RAA (Radian Asset Assurance Inc.).
The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

Tax-Exempt Money Market Fund

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Securities are valued at amortized cost, which approximates market value. Investments in Vanguard Municipal Cash Management Fund are valued at that fund’s net asset value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The fund's investment in Vanguard Municipal Cash Management Fund is valued based on Level 1 inputs. All of the fund's other investments were valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD MUNICIPAL BOND FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: September 18, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD MUNICIPAL BOND FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: September 18, 2014

VANGUARD MUNICIPAL BOND FUNDS

/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: September 18, 2014

* By:/s/ Heidi Stam
Heidi Stam, pursuant to a Power of Attorney filed on April 22, 2014 see file Number 2-17620, Incorporated by Reference.